As filed with the Securities and Exchange Commission on June 15, 2012
1933 Act File No. ________________

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. ☐ Post-Effective Amendment No.

(Check appropriate box or boxes)

Touchstone Strategic Trust
(Exact Name of Registrant as Specified in Charter)

513-878-4066
(Area Code and Telephone Number)

303 Broadway, Suite 1100
Cincinnati, OH 45202
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Jill T. McGruder
303 Broadway, Suite 900
Cincinnati, OH 45202
 (Name and Address of Agent for Service)

Copies to:

John Ford, Esq.
Pepper Hamilton LLP
Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103
215-981-4009

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A, Class C and Class Y shares of beneficial interest, without par value, of each of the Touchstone Large Cap Growth Fund, Touchstone Growth Opportunities Fund, Touchstone Value Fund, Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Conservative Allocation Fund, Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund, each a series of the Registrant.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on July 16, 2012, pursuant to Rule 488 under the Securities Act of 1933.

Fifth Third Funds
38 Fountain Square Plaza
Cincinnati, OH 45202
(800) 282-5706

[_____], 2012

Dear Shareholder:

The Board of Trustees of Fifth Third Funds has called a joint special meeting of Shareholders (the “Special Meeting”) of the series of Fifth Third Funds listed in the table below under the heading Acquired Funds (each an “Acquired Fund” and collectively, the “Acquired Funds”) to be held at the offices of Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, OH 45202, on [September 5, 2012] at 9:00 a.m., Eastern time. At the Special Meeting, shareholders of each Acquired Fund will be asked to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which contemplates the reorganization of each Acquired Fund into a corresponding mutual fund advised by Touchstone Advisors, Inc. (“Touchstone Advisors”) as set forth in the table below under the heading Acquiring Funds (each an “Acquiring Fund”).

Acquired Funds	Acquiring Funds
Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund, a series of Touchstone Strategic Trust
Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund, a series of Touchstone Strategic Trust
Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
Fifth Third All Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
Fifth Third High Yield Bond Fund	Touchstone High Yield Fund, a series of Touchstone Investment Trust
Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund, a series of Touchstone Funds Group Trust
Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund, a series of Touchstone Investment Trust
Fifth Third LifeModel Aggressive FundSM	Touchstone Growth Allocation Fund, a series of Touchstone Strategic Trust
Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Moderate Growth Allocation Fund, a series of Touchstone Strategic Trust
Fifth Third LifeModel Moderate FundSM	Touchstone Balanced Allocation Fund, a series of Touchstone Strategic Trust
Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Fifth Third LifeModel Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund, a series of Touchstone Strategic Trust
Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund, a series of Touchstone Strategic Trust
Fifth Third International Equity Fund	Touchstone International Value Fund, a series of Touchstone Strategic Trust
Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund, a series of Touchstone Strategic Trust

Each reorganization contemplates that each Acquired Fund’s assets and liabilities, as set forth in the Agreement and Plan of Reorganization, would be transferred to a corresponding Acquiring Fund (each a “Reorganization” and collectively, the “Reorganizations”). The Prospectus/Proxy Statement that accompanies this letter describes the proposed Reorganizations.  The Board of Trustees of Fifth Third Funds (“Fifth Third Board”) has approved each Reorganization and recommends that you vote FOR the Reorganization.

The Prospectus/Proxy Statement contains details about each Acquiring Fund’s investment goal, policies, management and costs that are important for you to know.  I urge you to take the time to review it carefully.  I would like to answer some initial basic questions about the proposed Reorganization.

Why are you doing this?

Fifth Third Asset Management, Inc. (“FTAM”), the investment advisor of the Acquired Funds, informed the Board of Trustees of the Fifth Third Funds of its intent to exit the mutual fund advisory, administration and fund accounting business in light of the determination of Fifth Third Bank (the “Bank”) that the Fifth Third Funds no longer fit the Bank’s long-term strategic plan.  The Bank engaged an investment banker to help identify parties interested in acquiring FTAM’s interest in managing the Fifth Third Funds.  As a result of this search, FTAM and Touchstone Advisors entered into an asset purchase agreement on April 4, 2012 (“Purchase Agreement”).  The Purchase Agreement provides that FTAM will sell to Touchstone Advisors a certain portion of its mutual fund asset management business and in consideration for the sale of such assets, FTAM would be entitled, subject to certain terms and conditions, to receive financial compensation from Touchstone Advisors (the “Transaction”).  In connection with the Transaction, FTAM recommended to the Board, and the Board ultimately approved, the Reorganizations of the Acquired Funds into the Acquiring Funds.

What will happen to my existing shares?

Immediately after the Reorganization, you will own shares of an Acquiring Fund that are equal in value to the shares of the Acquired Fund that you held immediately prior to the closing of the Reorganization (although the number of shares and the net asset value per share may be different).  As an Acquiring Fund shareholder, you will have access to an array of Touchstone Funds, which upon completion of the Reorganizations, will include more than 45 retail mutual funds managed by Touchstone Advisors and sub-advised by affiliated and unaffiliated investment managers.

How will the fees compare?

In connection with the Fifth Third Board’s consideration of the Reorganizations, Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to keep each Acquiring Fund’s total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, and other extraordinary expenses not incurred in the ordinary course of business) to an amount no greater than the expense limitation of the corresponding Acquired Fund immediately prior to the Reorganization.  This contractual expense limitation will remain in place for a period of one year from the Closing Date of the Reorganizations.  Please see the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.  Absent this expense limitation, the pro forma total annual fund operating expenses of certain classes of the Touchstone Growth Opportunities Fund, Touchstone Value Fund, Touchstone Core Bond Fund, Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Small Company Value Fund and Touchstone International Value Fund would be higher than the total annual fund operating expenses before any waivers and reimbursements of the corresponding class of the corresponding Acquired Fund.  The section entitled “How do the Funds’ fees and expenses compare?” of the Prospectus/Proxy Statement compares the fees and expenses of the Funds in detail.

How do the investment goals and principal investment strategies of each Acquired Fund and its corresponding Acquiring Fund compare?

Although the Funds have similar investment goals and principal investment strategies, there are some differences between the investment goals and principal investment strategies of the Acquired Funds and their corresponding Acquiring Funds.  In addition, the analytical tools, techniques and investment selection process used by the portfolio managers of the Acquiring Funds to select investments may be different than those used by the portfolio managers of the Acquired Funds.  The section of the Prospectus/Proxy Statement entitled “How do the Fund’s investment goals and principal investment strategies compare?” describes in detail the differences between the investment goals and principal investment strategies of the Acquired Funds and Acquiring Funds.

Will I have to pay federal income taxes as a result of the Reorganization?

Shareholders are not expected to recognize gain or loss for federal income tax purposes on the exchange of their shares of an Acquired Fund for shares of the corresponding Acquiring Fund.  Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.

Who will manage the Acquiring Funds after the Reorganizations?

After the Reorganizations, Touchstone Advisors will serve as the investment advisor to the combined Acquiring Funds.  With respect to each combined Acquiring Fund, Touchstone Advisors will employ a sub-advisor to provide portfolio management services.  The sub-advisors are overseen by Touchstone Advisors and ultimately by the Board of Trustees of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Funds Group Trust.  Each Acquired Fund, except the Fifth Third High Yield Bond Fund, currently does not employ a sub-advisor.  The Fifth Third High Yield Bond Fund and its corresponding Acquiring Fund, the Touchstone High Yield Fund, employ the same sub-advisor and the current portfolio management team will remain in place after the Reorganization.  With respect to the Touchstone Micro Cap Value Fund and the Touchstone Strategic Income Fund, Touchstone Advisors will employ FTAM, as the sub-advisor, and the current portfolio management team will remain in place after the Reorganizations.  For more information on Touchstone Advisors and each of the sub-advisors, please see the sections of the Prospectus/Proxy Statement entitled “Who will be the Advisor, Sub-Advisor and Portfolio Manager of my Fund after the Reorganization?” and “Management of the Funds.”

What are my choices?

On the enclosed proxy card you have three options. You may vote in FAVOR, as the Fifth Third Board recommends.  You may vote AGAINST, or you may ABSTAIN.

What is the required vote to approve the Proposal?

In order to hold the Special Meeting, a “quorum” of shareholders of an Acquired Fund must be present. Holders of more than 50% of the total number of shares of the Acquired Fund entitled to vote, present in person or by proxy, constitute a quorum for the purpose of voting on the proposal to approve the Reorganization Agreement and for the purpose of transacting any other business which may come before the meeting. Approval of the Reorganizations requires the approval of the holders of more than fifty percent of the outstanding shares entitled to vote.

What will happen if shareholders of one or more Acquired Funds do not approve the Reorganization?

If the shareholders of an Acquired Fund do not approve the Reorganization, the Fifth Third Board will consider other possible courses of action for such Acquired Fund.  In addition, a condition to closing the Transaction is that all of the Acquired Funds approve the reorganization on to the Touchstone mutual fund platform.  If this condition is not met, then Touchstone Advisors is not obligated to close the Transaction, and absent a waiver from Touchstone Advisors, none of the Reorganizations would be consummated. In that event, the Fifth Third Board will consider other possible courses of action for the Acquired Funds.

Where will the meeting be held?

Shares will be voted at a Special Meeting of Shareholders to be held at the offices of Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, OH 45202, on [September 5, 2012] at 9:00 a.m., Eastern time.  If you attend the Special Meeting, you may vote your shares in person.  If you do not expect to attend the Special Meeting, please complete, date, sign, and return the enclosed proxy card in the enclosed postage paid envelope. Alternatively, you may follow the instructions on your proxy card to vote by telephone or vote through the Internet.  Your vote is important no matter how many shares you own.

If you have any questions about the Reorganizations or the proxy card, please call the Fifth Third Funds toll-free at 1-866-530-8627.  If we do not receive your vote within a few days, you may be contacted by AST Fund Solutions, LLC, our proxy solicitor, who will remind you to vote.

Thank you for considering the proposal carefully.

Sincerely,

Fifth Third Funds
38 Fountain Square Plaza
Cincinnati, OH 45202
(800) 282-5706

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

To Be Held on [September 5], 2012

A joint special meeting of the shareholders of the series of Fifth Third Funds identified in the table below (each, an “Acquired Fund” and collectively, the “Acquired Funds”) will be held at the offices of Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, OH 45202, on [September 5, 2012] at 9:00 a.m., Eastern time, and any adjournment or postponement thereof (the “Special Meeting”) for the following purpose:

To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) between each Acquired Fund identified below and the corresponding Acquiring Fund identified below (each an “Acquiring Fund” and collectively, the “Acquiring Funds”) providing for:  (i) the transfer of all of the assets of the Acquired Fund in exchange solely for corresponding class shares of the Acquiring Fund as set forth in the table below (each, a “Corresponding Class”) and the assumption by the corresponding Acquiring Fund of the liabilities, as set forth in the Reorganization Agreement, of the Acquired Fund; (ii) the distribution of the Corresponding Class shares of the corresponding Acquiring Fund to shareholders of the Acquired Fund as set forth in the table below; and (iii) the liquidation and dissolution of the Acquired Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

Acquired Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third All Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y

Acquired Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
Fifth Third High Yield Bond Fund	Touchstone High Yield Fund, a series of Touchstone Investment Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund, a series of Touchstone Funds Group Trust
Class A Class C Institutional	Class A Class C Class Y
Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund, a series of Touchstone Investment Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Aggressive FundSM	Touchstone Growth Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Moderate Growth Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Moderate FundSM	Touchstone Balanced Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Micro Cap Value Fund Class A Class B Class C Institutional	Touchstone Micro Cap Value Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y

Acquired Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
Fifth Third Small Cap Value Fund Class A Class B Class C Institutional	Touchstone Small Company Value Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y
Fifth Third International Equity Fund Class A Class B Class C Institutional	Touchstone International Value Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y
Fifth Third Strategic Income Fund Class A Class B Class C Institutional	Touchstone Strategic Income Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y

The Board of Trustees of the Fifth Third Funds has fixed the close of business on [July 9], 2012 as the record date for determination of shareholders entitled to notice of and to vote at the Special Meeting.

Some shareholders hold shares in more than one Acquired Fund and may receive proxy cards or proxy materials for each Acquired Fund owned.  Please sign and promptly return each proxy card in the postage paid return envelope regardless of the number of shares owned.  Shareholders of each Acquired Fund will vote separately on each Reorganization, and the Reorganization will be effected as to a particular Acquired Fund only if that Acquired Fund’s shareholders approve the Reorganization.

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.   SHAREHOLDERS MAY ALSO VOTE BY TELEPHONE OR VOTE THROUGH THE INTERNET.  INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE OR, WITH RESPECT TO TELEPHONE OR INTERNET VOTING, ON THE PROXY CARD.  IT IS IMPORTANT THAT YOU VOTE PROMPTLY.

                By order of the Board of Trustees

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense in validating your vote if you fail to sign your proxy card properly.

1.	Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3.	All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration		Valid Signature

Corporate Accounts

(1)	ABC Corp.	ABC Corp.

(2)	ABC Corp.	John Doe, Treasurer

(3)	ABC Corp.
	c/o John Doe, Treasurer	John Doe

(4)	ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts

(1)	ABC Trust	Jane B. Doe, Trustee

(2)	Jane B. Doe, Trustee
	u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts

(1)	John B. Smith, Cust.
	f/b/o John B. Smith, Jr. UGMA	John B. Smith

(2)	Estate of John B. Smith	John B. Smith, Jr., Executor

JOINT PROSPECTUS/PROXY STATEMENT

[______], 2012

Fifth Third Funds 38 Fountain Square Plaza Cincinnati, OH 45202 (800) 282-5706	Touchstone Strategic Trust Touchstone Investment Trust Touchstone Funds Group Trust 303 Broadway, Suite 1100 Cincinnati, OH 45202 (800) 543-0407

This joint prospectus/proxy statement (“Prospectus/Proxy Statement”) is being furnished to shareholders of the series of Fifth Third Funds listed on the Notice of Special Meeting of Shareholders (each an “Acquired Fund” and collectively, the “Acquired Funds”).  The Board of Trustees of the Fifth Third Funds (“Fifth Third Board”) have called a joint special meeting of shareholders of each Acquired Fund to be held at the offices of Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, OH 45202, on [September 5, 2012] at 9:00 a.m., Eastern time, and any adjournment or postponement thereof (the “Special Meeting”).  At the Special Meeting, shareholders of each Acquired Fund, voting separately, will be asked to consider and approve the following:

To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) between each Acquired Fund identified in the table below and the corresponding Acquiring Fund identified below (each an “Acquiring Fund” and collectively, the “Acquiring Funds”) providing for:  (i) the transfer of all of the assets of the Acquired Fund in exchange solely for corresponding class shares of the Acquiring Fund as set forth in the table below (each, a “Corresponding Class”) and the assumption by the corresponding Acquiring Fund of the liabilities, as set forth in the Reorganization Agreement, of the Acquired Fund; (ii) the distribution of the Corresponding Class shares of the corresponding Acquiring Fund to shareholders of the Acquired Fund as set forth in the table below; and (iii) the liquidation and dissolution of the Acquired Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

The following table shows the Acquired Funds and the corresponding Acquiring Funds, as well as the share class of the Acquiring Fund that will be issued to each corresponding share class of the Acquired Fund.

Acquired Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y

Acquired Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third All Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third High Yield Bond Fund	Touchstone High Yield Fund, a series of Touchstone Investment Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund, a series of Touchstone Funds Group Trust
Class A Class C Institutional	Class A Class C Class Y
Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund, a series of Touchstone Investment Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Aggressive FundSM	Touchstone Growth Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Moderate Growth Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Moderate FundSM	Touchstone Balanced Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y

Acquired Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Micro Cap Value Fund Class A Class B Class C Institutional	Touchstone Micro Cap Value Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y
Fifth Third Small Cap Value Fund Class A Class B Class C Institutional	Touchstone Small Company Value Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y
Fifth Third International Equity Fund Class A Class B Class C Institutional	Touchstone International Value Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y
Fifth Third Strategic Income Fund Class A Class B Class C Institutional	Touchstone Strategic Income Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y

The Acquired Funds and the Acquiring Funds are series of registered open-end management investment companies (mutual funds).  Each of Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund (each a “Shell Fund” and collectively, the “Shell Funds”) is a newly organized series of Touchstone Strategic Trust that has been created for purposes of the Reorganization and will not commence operations until the date of the Reorganization.  The Acquired Funds and the Acquiring Funds are sometimes referred to in this Prospectus/Proxy Statement individually as a “Fund” and collectively as the “Funds.” Fifth Third Funds, Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Funds Group Trust are sometimes referred to in this Prospectus/Proxy Statement individually as a “Trust” and collectively as the “Trusts.” Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Funds Group Trust are sometimes referred to in this Prospectus/Proxy Statement individually as a “Touchstone Trust” and collectively as the “Touchstone Trusts.”

The Board of Trustees of Fifth Third Funds has approved each proposed Reorganization.  Upon the exchange of the assets and the liabilities, as set forth the Reorganization Agreement, of an Acquired Fund for shares of the corresponding Acquiring Fund, the Acquired Fund will distribute to its shareholders their pro rata portions of the shares of the corresponding Acquiring Fund received in the Reorganization, and then will completely liquidate.  The shares of the Acquiring Fund you receive will have an aggregate value equal to the aggregate value of the Acquired Fund shares you held as of 4:00 p.m. on the business day immediately preceding the closing date of the Reorganization.  As a shareholder of an Acquired Fund, you are being asked to vote to approve an Agreement and Plan of Reorganization pursuant to which these transactions will be accomplished with respect to the Acquired Fund.

Because you, as a shareholder of an Acquired Fund, are being asked to approve transactions that will result in you holding shares of a corresponding Acquiring Fund, this Proxy Statement also serves as a Prospectus for the corresponding Acquiring Fund.  This Prospectus/Proxy Statement, which you should retain for future reference, contains important information about the Acquiring Funds that you should know before voting or investing.  Statements of Additional Information relating to this Prospectus/Proxy Statement, dated [___], 2012, are available upon request and without charge by calling (800) 282-5706 and are incorporated herein by reference.  Additional information concerning the Acquired Funds and the Acquiring Funds is contained in the documents described below, all of which have been filed with the U.S. Securities and Exchange Commission (“SEC”) and all of the documents described below are incorporated herein by reference (meaning that they are legally considered to be part of this Prospectus/Proxy Statement):

Information about the Acquired Funds:*	How to Obtain this Information:
Prospectus of Fifth Third Funds relating to the Acquired Funds dated November 23, 2011, as amended from time to time (“Fifth Third Prospectus”)	Copies are available upon request and without charge if you:
Statement of Additional Information of Fifth Third Funds relating to the Acquired Funds dated November 23, 2011, as amended from time to time (“Fifth Third SAI”)	☐	Write to the Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043;
Annual Report of Fifth Third Funds relating to the Acquired Funds dated July 31, 2011 (“Fifth Third Annual Report”)	☐	Call (800) 282-5706 toll-free; or

Semi-Annual Report of Fifth Third Funds relating to the Acquired Funds dated January 31, 2012 (“Fifth Third Semi-Annual Report”)	☐	Download a copy from http://www.fifththirdfunds.com.

* No other parts of these documents are incorporated by reference herein.

Information about the Acquiring Funds:*	How to Obtain this Information:
Statement of Additional Information relating to the Touchstone High Yield Fund and the Touchstone Core Bond Fund dated January 27, 2012, as amended from time to time (“TINT SAI”)	You may obtain copies of each Touchstone SAI, Touchstone Annual Report or Touchstone Semi-Annual Report, without charge, upon request by:

Statement of Additional Information relating to the Touchstone Ultra Short Duration Fixed Income Fund dated January 27, 2012, as amended from time to time (“TFGT SAI”)	☐	Writing to the Touchstone Funds, at P.O. Box 9878, Providence, RI 02940; or

Statement of Additional Information relating to the Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund dated April 12, 2012, as amended from time to time (“TST SAI” together with the TINT SAI and TFGT SAI, the “Touchstone SAIs”)	☐	Calling (800) 543-0407 toll-free; or

	☐	Downloading a copy from https://www.touchstoneinvestments.com/home/formslit/.

Annual Report relating to the Touchstone Large Cap Growth Fund and the Touchstone Growth Opportunities Fund dated

March 31, 2012 (“TST Annual Report 1”) Annual Report relating to the Touchstone Value Fund dated March 31, 2012 (“TST Annual Report 2”)

Annual Report relating to the Touchstone High Yield Fund and the Touchstone Core Bond Fund dated September 30, 2011 (“TINT Annual Report”)

Annual Report relating to the Touchstone Ultra Short Duration Fixed Income Fund dated September 30, 2011 (“TFGT Annual Report”)

Annual Report relating to the Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund dated July 31, 2011 (“TST Annual Report 3” together with the TST Annual Report 1, TST Annual Report 2, TINT Annual Report and TFGT Annual Report, the “Touchstone Annual Reports”)

Semi-Annual Report relating to the Touchstone High Yield Fund and the Touchstone Core Bond Fund dated March 31, 2012 (“TINT Semi-Annual Report”)

Semi-Annual Report relating to the Touchstone Ultra Short Duration Fixed Income Fund dated March 31, 2012 (“TFGT Semi-Annual Report”)

Semi-Annual Report relating to the Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund dated January 31, 2012 (“TST Semi-Annual Report” together with the TINT Semi-Annual Report and the TFGT Semi-Annual Report, “Touchstone Semi-Annual Reports”)

* No other parts of these documents are incorporated by reference herein.

You can also obtain copies of any of the above-referenced documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.  Copies are available for a fee by electronic request at the following E-mail address: publicinfo@sec.gov, or from the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES.  ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in the Funds:

☐      is not a deposit of, or guaranteed by, any bank
☐      is not insured by the FDIC, the Federal Reserve Board or any other government agency
☐      is not endorsed by any bank or government agency
☐      involves investment risk, including possible loss of your original investment

0

SUMMARY

This section summarizes the primary features and consequences of each Reorganization.  It may not contain all of the information that is important to you.  To understand each Reorganization, you should read this entire Prospectus/Proxy Statement and the exhibits.  This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, Touchstone SAIs, Fifth Third Prospectus, Fifth Third SAI and the Agreements and Plans of Reorganization (each a “Reorganization Agreement” and collectively, the “Reorganization Agreements”), which are attached to this Prospectus/Proxy Statement as Exhibit A.

Why are the Reorganizations being proposed?

At meetings held on December 13, 2011, February 15, 2012, February 28, 2012, March 14-15, 2012 and April 4, 2012, the Board of Trustees of the Fifth Third Funds, including the Trustees who are not “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (the “Disinterested Trustees”), discussed, and on April 4, 2012, ultimately approved the Reorganizations of the Acquired Funds.  At these meetings, the Board met with representatives from Fifth Third Asset Management, Inc. (“FTAM”) and Fifth Third Bank (the “Bank”) to discuss FTAM’s intent to exit the mutual fund advisory, administration and fund accounting business in light of the Bank’s determination that the Acquired Funds no longer fit the Bank’s long-term strategic plan.  The Board also considered that the Bank had engaged an investment banker to help identify parties interested in acquiring FTAM’s interest in managing the Acquired Funds.  In identifying an acquisition party, the Bank advised the Board that it sought a party who has a commitment to the mutual fund business, who has had success acquiring other mutual fund businesses and has a mutual fund family with a share class structure similar to that of the Acquired Funds.  In identifying a party, the Bank also advised the Board that it sought an alternative that would allow shareholders of each Acquired Fund to:  (1) continue to pursue a similar investment opportunity through a tax-free combination of the Acquired Fund with a comparable portfolio in another fund group; (2) become part of a larger and more diverse family of mutual funds; and (3) invest in a larger combined fund with increased long-term growth prospects, which could potentially use the increased asset size to achieve greater portfolio diversification and spread fixed costs over a larger asset base.

As a result of this search, FTAM and Touchstone Advisors entered into an asset purchase agreement on April 4, 2012 (“Purchase Agreement”).  The Purchase Agreement provides that FTAM will sell to Touchstone Advisors a certain portion of its mutual fund asset management business and in consideration for the sale of such assets, FTAM would be entitled, subject to certain terms and conditions, to receive financial compensation from Touchstone Advisors (the “Transaction”).  In connection with the Transaction, FTAM recommended to the Board, and the Board ultimately approved, the Reorganizations of the Acquired Funds into the Acquiring Funds.

The Disinterested Trustees met separately with their independent legal counsel to review the Reorganizations during the meetings identified above, as well as prior to such meetings.  In connection with their review, the Disinterested Trustees requested of and received from FTAM and the Bank information to assist them in considering the implications of the Reorganizations.

In connection with the Board’s review of the Reorganizations, the Board considered a variety of factors, including, but not limited to:

●           The investment goals, restrictions and policies of each Acquired Fund are similar to those of the corresponding Acquiring Fund.

●           The performance of the Acquiring Funds with operations as of the date of this Prospectus/Proxy Statement (with the exception of the Touchstone Growth Opportunities and Touchstone Ultra Short Duration Fixed Income Funds), historically, has been generally competitive with and, for many periods better than the performance of the Acquired Funds.  The Board noted that, although the Fifth Third Mid Cap Growth Fund generally outperformed the Touchstone Growth Opportunities Fund, FTAM explained that this outperformance was largely the result of the shorter term performance of a relatively new Acquired Fund portfolio management team put in place in April 2010 and that the sub-advisor of the Touchstone Growth Opportunities Fund has had consistent good performance during various market cycles.  The Board further noted that, although the Fifth Third Short Term Bond Fund outperformed the Touchstone Ultra Short Duration Fixed Income Fund for the three-, five- and ten-year periods ended December 31, 2011, the Acquiring Fund outperformed the Acquired Fund for the one-year period, the

Acquiring Fund outperformed its benchmark for the one-, five- and ten-year periods and the Acquiring Fund was in the top fiftieth percentile of its Morningstar peer group for the same periods.  The Board also noted that, in the case of the Fifth Third Micro Cap Value and Fifth Third Strategic Income Funds, the FTAM fund portfolio management team would continue to manage the newly-created Acquiring Funds and the FTAM teams’ performance has been good.  The Board noted that, in the case of the Fifth Third Small Cap Value and Fifth Third International Equity Funds, new sub-advisors would manage the newly-created Acquiring Funds and the historic performance of such sub-advisors has been good.

●           Shareholders of the Fifth Third Funds may benefit from lower expense ratios through potential economies of scale.

●           Touchstone Advisors has agreed to cap the expenses of each Acquiring Fund for a period of one year following the Reorganizations at levels equal to the current expense caps of the corresponding Acquired Fund (and for the Acquiring Fund into which the Fifth Third All Cap Value Fund will reorganize, at a level lower than the current expense cap of the Acquired Fund).

●           The Bank’s agreement to bear the direct costs associated with the Reorganizations, including proxy statement and shareholder solicitation costs, legal costs and costs of tail insurance coverage for the Disinterested Trustees.

●           The material terms of the Purchase Agreement, including the amount of the financial consideration to be paid to FTAM by Touchstone Advisors, and any conflicts that FTAM may have in recommending the Reorganizations in view of the financial consideration FTAM stands to receive under the Purchase Agreement.

●           Each Reorganization Agreement provides that Touchstone Advisors undertakes to comply with Section 15(f) of the 1940 Act such that (1) for a three-year period following the Reorganizations, at least 75% of the trustees of the Acquiring Funds are not “interested persons” (as defined in the 1940 Act) of Touchstone Advisors or FTAM, and (2) for a two-year period following the Reorganizations, no “unfair burden” will be imposed on the Acquired Funds.

●           The Reorganizations are expected to be tax-free for federal income tax purposes.

●           The Bank’s agreement to indemnify each Disinterested Trustee for any losses or expenses arising because the Disinterested Trustee was a Trustee of the Fifth Third Funds.

In its deliberations, the Fifth Third Funds Board considered all information it received, as described above.  The Board concluded, based on the information presented, that the Reorganizations were in the best interests of the Acquired Funds and that the interests of existing shareholders will not be diluted as a result thereof and to recommend that shareholders of the Acquired Funds approve the Reorganizations.  For more information, please see the section entitled “Reasons for the Reorganizations.”

What are the key features of the Reorganizations?

The Reorganization Agreements set forth the key features of the Reorganizations.  Each Reorganization Agreement provides for the following:

☐	the transfer of all of the assets of an Acquired Fund to a corresponding Acquiring Fund in exchange for shares of the Acquiring Fund;

☐	the assumption by the Acquiring Fund of the liabilities, as set forth in the Reorganization Agreement, of the corresponding Acquired Fund;

☐	the termination of the Acquired Fund subsequent to the distribution of shares of the corresponding Acquiring Fund to the Acquired Fund’s shareholders in complete liquidation of the Acquired Fund; and

☐	the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganizations are expected to be completed on or about [September 10], 2012.

After the Reorganizations, what shares of the Acquiring Fund will I own?

The following table shows the Acquired Funds and the corresponding Acquiring Funds, as well as the share class of the Acquiring Fund that will be issued to each corresponding share class of the Acquired Fund.

Acquired Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third All Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third High Yield Bond Fund	Touchstone High Yield Fund, a series of Touchstone Investment Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund, a series of Touchstone Funds Group Trust
Class A Class C Institutional	Class A Class C Class Y
Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund, a series of Touchstone Investment Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Aggressive FundSM	Touchstone Growth Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y

Acquired Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Moderate Growth Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Moderate FundSM	Touchstone Balanced Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Micro Cap Value Fund Class A Class B Class C Institutional	Touchstone Micro Cap Value Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y
Fifth Third Small Cap Value Fund Class A Class B Class C Institutional	Touchstone Small Company Value Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y
Fifth Third International Equity Fund Class A Class B Class C Institutional	Touchstone International Value Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y
Fifth Third Strategic Income Fund Class A Class B Class C Institutional	Touchstone Strategic Income Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y

The new Acquiring Fund shares you receive will have the same total value as your shares of the corresponding Acquired Fund as of the close of business on the day immediately prior to the Reorganization.

How will the Reorganizations affect me?

It is anticipated that the Reorganizations may benefit you for the reasons discussed in the section entitled “Why are the Reorganizations being proposed?,” although no assurance can be given that the Reorganizations will result in any such benefits.

After the Reorganizations, each Acquired Fund will cease to exist and the value of your shares will depend on the performance of the corresponding Acquiring Fund.  The Funds and their shareholders will not bear any costs of the Special Meeting, this proxy solicitation or any adjourned session.  All of the costs of the Reorganizations, except for portfolio repositioning costs, if any, will be borne by Touchstone Advisors, Inc. (“Touchstone Advisors”) and FTAM and/or their affiliates.

How do the Trustees recommend that I vote?

The Trustees of Fifth Third Funds, including the Disinterested Trustees, have concluded that the Reorganizations would be in the best interest of the Acquired Funds.  Accordingly, the Trustees have submitted the Reorganization Agreement for the approval of shareholders of each Acquired Fund and recommend a vote for the Reorganization Agreement.

The Trustees of the Touchstone Trusts have also approved the Reorganization Agreement on behalf of each of the Acquiring Funds.

What happens if the Special Meeting is adjourned?

The Special Meeting could be adjourned if, for example, a quorum does not exist or if a quorum exists but sufficient votes to approve the Reorganization Agreement are not received. In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of votes voted for and against the Reorganization Agreement, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. In the absence of a quorum, a plurality of the shares present in person by proxy entitled to vote may adjourn the meeting from time to time without further notice than by announcement at the meeting until a quorum shall be present.  For purposes of any adjournment, proxies will be voted “for” adjournment unless you direct otherwise by indicating in writing on the enclosed proxy that you will vote “against” any adjournments.

How do the Funds’ investment goals and principal investment strategies compare?

The investment goal of each Acquired Fund is fundamental.  In contrast, the investment goal of each Acquiring Fund is non-fundamental.  A fundamental investment goal may not be changed, as to a Fund, without approval by the holders of a majority of such Fund’s outstanding voting shares. In contrast, a non-fundamental investment goal may be changed by vote of the respective Board of Trustees without shareholder approval.  The following comparisons summarize the investment goals and principal investment strategies of each Acquired Fund and the corresponding Acquiring Fund.  You should also review the section entitled “Comparison of the Fundamental Investment Limitations” in Exhibit B for a discussion of the similarities and differences in the fundamental investment policies of the Acquired Funds and the corresponding Acquiring Funds.

Fifth Third Quality Growth Fund and Touchstone Large Cap Growth Fund

	Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund
Investment Goal	The Fund seeks growth of capital. Income is a secondary objective.	The Fund seeks long-term growth of capital.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of growth companies. FTAM considers growth companies to be those companies that, in the opinion of FTAM, offer excellent prospects for consistent, above-average revenue and earnings growth, improving profit trends, and positive investor sentiment coupled with solid operating momentum. FTAM generally looks for companies with a strong record of earnings growth and considers the company’s current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $2 billion.

To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of its total assets in convertible securities which, at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor’s or in the Baa major rating category or higher by Moody’s or their unrated equivalents.

The Fund seeks to outperform the Russell 1000® Growth Index over rolling five-year periods. The Russell 1000 Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

FTAM believes that stock prices are driven by earnings growth, and that superior returns

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap U.S. companies.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  A large cap company has a market capitalization found within the Russell 1000 Index (between $395 billion and $541 billion at the time of its most recent reconstitution on May 31, 2012) at the time of purchase.  The size of the companies in the Russell 1000 Index will change with market conditions.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer.  The Fund may invest up to 10% of its total assets in the securities of one company.  The Fund’s investments may include companies in the technology sector.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

The sub-advisor, Navellier & Associates, Inc. (“Navellier”), seeks to identify and select inefficiently priced securities with strong appreciation potential by employing a proprietary investment process.  Navellier’s proprietary investment process is a disciplined quantitative, objective, “bottom-up,” process and contains the following three steps.  In the first step of the investment process, Navellier calculates and analyzes a “reward/risk ratio” for each potential investment. The reward/risk ratio is designed to identify stocks with above average potential returns and adjusted for risk.   In the second step of the investment process, Navellier applies two or more sets of

Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund
occur when a company experiences rapid and accelerating growth due to improving fundamentals. FTAM uses a bottom-up investment process with fundamental research providing the basis for stock selection. FTAM uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on strong fundamental growth, better than average valuation characteristics, and strong financial condition and characteristics. FTAM also utilizes a strict sell discipline and may consider selling a security when: it believes that the security has become overvalued or less attractive; there is deterioration in a company’s fundamentals, management, or financial reporting; one of the Fund’s holdings has exceeded FTAM’s position weighting; or a company’s relative strength falls below FTAM’s target.

The Fund may engage in securities lending.  FTAM will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell 1000 Growth Index and monitoring risk statistics relative to the Russell 1000 Growth Index. FTAM also relies on intensive research and believes that security selection will be the main source of active risk.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment goal.
fundamental criteria to identify attractive stocks among those with favorable reward/risk ratios. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria. Stocks with a combination of the applicable criteria are further considered in the third and final step of the investment process, which addresses the construction of the portfolio. Stocks are selected and weighted according to a disciplined methodology designed to maximize potential return and minimize potential risk.

Every quarter Navellier evaluates the fundamental criteria used in the second step of the investment process.  The criteria included in this step and the relative weightings of each fundamental criterion are adjusted as necessary. This allows Navellier to monitor which criteria appear to be in favor in the financial markets. If a security held by the Fund does not meet the requirements of each step of Navellier’s investment process, then Navellier will evaluate the security and, if necessary, replace it.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third Quality Growth Fund and the Touchstone Large Cap Growth Fund are similar.  Each Fund seeks growth of capital and each Fund primarily invests in large–capitalization equity securities.  In addition, each of the Funds primarily invest in U.S. companies.  Although not a principal investment strategy, the Touchstone Large Cap Growth Fund, like the Fifth Third Quality Growth Fund, may also engage in securities lending and may enter into temporary defensive positions.

There are, however, differences that you should consider.  Unlike the Fifth Third Quality Growth Fund, the Touchstone Large Cap Growth Fund does not seek income as a secondary investment goal.  The Touchstone Large Cap Growth Fund invests at least 80% of its assets in common stocks while the Fifth Third Quality Growth Fund invests at least 65% of its total assets in common stocks.  The Touchstone Large Cap Growth Fund’s stated 80% policy as described in the chart above is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fifth Third Quality Growth Fund has not adopted a similar policy.  Unlike the Fifth Third Quality Growth Fund, the Touchstone Large Cap Growth Fund does not invest in convertible securities as part of its principal investment strategy.  However, the Touchstone Large Cap Growth Fund may invest in convertible securities as a non-principal investment strategy.  In contrast to the Fifth Third Quality Growth Fund, the Touchstone Large Cap Growth Fund may focus its investments in a particular sector.  The Touchstone Large Cap Growth Fund’s investments may include companies in the technology sector.  The Fifth Third Quality Growth Fund is classified as a “diversified company” under the 1940 Act.  In contrast, the Touchstone Large Cap Growth Fund is classified as a “non-diversified company” under the 1940 Act.  Non-diversified funds have fewer investments than diversified funds of comparable size. Because non-diversified funds generally invest in a small number of issuers, they are more susceptible to any single economic, political or regulatory event affecting those issuers than diversified funds.

Fifth Third Mid Cap Growth Fund and Touchstone Growth Opportunities Fund

	Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund
Investment Goal	The Fund seeks growth of capital. Income is a secondary objective.	The Fund seeks long-term growth of capital.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies.

Mid cap companies are defined as those companies included in the Russell MidCap® Growth Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company’s stock multiplied by the number of shares that are outstanding. As of September 30, 2011, the market capitalization of companies included in the Russell MidCap Growth Index ranged from $721 million to $16.3 billion. As of September 30, 2011, the average market capitalization of companies included in the Russell MidCap Growth Index was $7.1 billion and the median market capitalization was approximately $4.0 billion.  FTAM considers growth companies to be those companies that, in the opinion of FTAM, offer excellent prospects for consistent, above-average revenue and earnings growth, improving profit trends, and positive investor sentiment coupled with solid operating momentum. FTAM generally looks for companies with a strong record of earnings growth and considers the company’s current ratio of debt to capital and the quality of its management.

To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies (many of which pay dividends), small cap companies, convertible securities and debt securities that pay interest.

The Fund seeks to outperform the Russell MidCap Growth Index over rolling five-year periods. FTAM believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to

The Fund invests primarily in stocks of domestic growth companies that the sub-advisor, Westfield Capital Management Company, L.P. (“Westfield”), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period.  In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential.  The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth.  Westfield evaluates companies by using fundamental analysis of the company’s financial statements, interviews with management, analysis of the company’s operations and product development and consideration of the company’s industry category.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Westfield expects to hold investments in the Fund for an average of 12 to 24 months.  However, changes in Westfield’s outlook and market conditions may significantly affect the amount of time the Fund holds a security.  The Fund’s portfolio turnover may vary greatly from year to year and during a particular year.  As a result, the Fund may engage in frequent and active trading as part of its principal investment strategy.

Westfield generally will sell a security if one or more of the following occurs:

(1) the predetermined price target objective is exceeded;
(2) there is an alteration to the original investment case;
(3) valuation relative to the stock’s peer group is no longer attractive; or
(4) better risk/reward opportunities may be

Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund
improving fundamentals. FTAM uses a bottom-up investment process with fundamental research providing the basis for stock selection. FTAM uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on strong fundamental growth, better than average valuation characteristics, and strong financial condition and characteristics.

FTAM also utilizes a strict sell discipline and may consider selling a security when: it believes that the security has become overvalued or less attractive; there is deterioration in a company’s fundamentals, management, or financial reporting; one of the Fund’s holdings has exceeded FTAM’s position weighting; or a company’s relative strength falls below FTAM’s target.

The Fund may engage in securities lending.  When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment goal.
found in other stocks.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third Mid Cap Growth Fund and the Touchstone Growth Opportunities Fund are similar.  Each Fund seeks growth of capital and each Fund primarily invests in equity securities of domestic growth companies.  Although not a principal investment strategy, the Touchstone Growth Opportunities Fund, like the Fifth Third Mid Cap Growth Fund, may also engage in securities lending and may enter into temporary defensive positions.

There are, however, differences that you should consider.  Unlike the Fifth Third Mid Cap Growth Fund, the Touchstone Growth Opportunities Fund does not seek income as a secondary investment goal.  In addition, the Fifth Third Mid Cap Growth Fund has adopted a non-fundamental policy to invest at least 80% of its assets in common stocks of mid cap companies, which can be changed by the Fund upon 60 days’ prior notice to shareholders. The Touchstone Growth Opportunities Fund has not adopted a similar policy.  Although each Fund may invest in small-cap, large-cap and mid-cap securities, the Funds invest different percentages of their assets in these types of securities.  Unlike the Fifth Third Mid Cap Growth Fund’s investment in large cap and small cap equity securities, the Touchstone Growth Opportunities Fund’s investment in large cap and small cap equity securities is not limited to 20% of its assets.  In contrast to the Fifth Third Mid Cap Growth Fund, the Touchstone Growth Opportunities Fund may focus its investments in a particular sector.  The Fifth Third Mid Cap Growth Fund is classified as a “diversified company” under the 1940 Act.  In contrast, the Touchstone Growth Opportunities Fund is classified as a “non-diversified company” under the 1940 Act.  Non-diversified funds have fewer investments than diversified funds of comparable size.  Because non-diversified funds generally invest in a small number of issuers, they are more susceptible to any single economic, political or regulatory event affecting those issuers than diversified funds.

Fifth Third Disciplined Large Cap Value Fund and Touchstone Value Fund

	Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund
Investment Goal	The Fund seeks long-term capital appreciation with current income as a secondary objective.	The Fund seeks to provide investors with long-term capital growth.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large capitalization companies.  Large capitalization companies are defined as those companies included in the Russell 1000® Value Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company’s stock multiplied by the number of shares that are outstanding. As of September 30, 2011, the market capitalization of companies included in the Russell 1000 Value Index ranged from $721 million to $357.8 billion. As of September 30, 2011, the average market capitalization of companies included in the Russell 1000 Value Index was approximately $66.5 billion and the median market capitalization was approximately $4.1 billion.  The Fund seeks to outperform the Russell 1000 Value Index over a long-term investment horizon.  FTAM seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, price to dividend and price to sales).  FTAM also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

FTAM may consider selling a security when it performs well and reaches its price target, when a lower price target results from a reassessment of a company’s fundamentals, when a more attractive stock is identified or when the integrity of financial reporting becomes suspect.

FTAM will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 1000 Value Index and monitoring risk statistics relative to the Russell 1000 Value Index.

The Fund may engage in securities lending.

The Fund normally invests in equity securities of large and mid-cap companies (generally, companies with market capitalizations of approximately $2.5 billion or above) that the Fund’s sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) believes are undervalued.  Equity securities include common and preferred stocks.

Barrow Hanley uses traditional methods of stock selection – research and analysis – to identify securities it believes are undervalued and searches for companies that have price to earnings and price to book ratios below the market and that have above average dividend yields.  Barrow Hanley’s investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature.  Barrow Hanley’s process seeks to identify the reasons for a temporary undervaluation of a company’s shares and believes that value can be added through individual stock selection.

Barrow Hanley utilizes risk management tools in an effort to keep the Fund from becoming over-exposed to particular market segments.  Barrow Hanley is a “bottom-up” value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes.  The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Barrow Hanley generally considers selling a security when it reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company’s fundamentals, or when other investment opportunities appear more attractive.

Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund
When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment goal.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third Disciplined Large Cap Value Fund and the Touchstone Value Fund are similar.  The Fifth Third Disciplined Large Cap Value Fund seeks long-term capital appreciation and the Touchstone Value Fund seeks long-term capital growth. Each Fund primarily invests in equity securities that the Funds’ portfolio managers believe are undervalued.  In addition, each Fund invests in large capitalization companies, although the Touchstone Value Fund may also invest in mid-cap companies.  Although not a principal investment strategy, the Touchstone Value Fund, like the Fifth Third Disciplined Large Cap Value Fund, may also engage in securities lending and may enter into temporary defensive positions.

There are, however, differences that you should consider.  Unlike the Fifth Third Disciplined Large Cap Value Fund, the Touchstone Value Fund does not seek current income as a secondary investment goal.  The Fifth Third Disciplined Large Cap Value Fund has adopted a non-fundamental policy to invest at least 80% of its assets in equity securities of large capitalization companies, which can be changed by the Fund upon 60 days’ prior notice to shareholders.  The Touchstone Value Fund has not adopted a similar policy; however, the Touchstone Value Fund primarily invests in large and mid-cap companies.  In contrast to the Fifth Third Disciplined Large Cap Value Fund, the Touchstone Value Fund may focus its investments in a particular sector.  In addition, the Touchstone Value Fund may invest in preferred stocks as part of its principal investment strategy while the Fifth Third Disciplined Large Cap Value Fund does not invest in preferred stocks as part of its principal investment strategy.  The Fifth Third Disciplined Large Cap Value Fund is classified as a “diversified company” under the 1940 Act.  In contrast, the Touchstone Value Fund is classified as a “non-diversified company” under the 1940 Act.  Non-diversified funds have fewer investments than diversified funds of comparable size.  Because non-diversified funds generally invest in a small number of issuers, they are more susceptible to any single economic, political or regulatory event affecting those issuers than diversified funds.

Fifth Third All Cap Value Fund and Touchstone Value Fund

	Fifth Third All Cap Value Fund	Touchstone Value Fund
Investment Goal	The Fund seeks a high level of total return (using a combination of capital appreciation and income).	The Fund seeks to provide investors with long-term capital growth.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies of all capitalizations.  Equity securities in which the Fund invests consist of common stock and securities convertible into common stock of companies with market capitalizations of any size.

The Fund seeks to outperform the Russell 3000® Value Index over a long-term investment horizon. FTAM seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). FTAM also looks for companies that it believes are undervalued

The Fund normally invests in equity securities of large and mid-cap companies (generally, companies with market capitalizations of approximately $2.5 billion or above) that the Fund’s sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) believes are undervalued.  Equity securities include common and preferred stocks.

Barrow Hanley uses traditional methods of stock selection – research and analysis – to identify securities it believes are undervalued and searches for companies that have price to earnings and price to book ratios below the market and that have above average dividend yields.  Barrow Hanley’s investment management approach may be described as

Fifth Third All Cap Value Fund	Touchstone Value Fund
relative to their earning power and long term earnings growth prospects, adjusted for risk. FTAM may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis, review of purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

FTAM also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund’s holdings has performed well and reached or approached FTAM’s price target; a company fails to pass FTAM’s investment screens; or there is deterioration in a company’s fundamentals, management or financial reporting.

FTAM will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 3000 Value Index and monitoring risk statistics relative to the Russell 3000 Value Index.

The Fund may engage in securities lending. When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment goal.
contrarian in nature because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature. Barrow Hanley’s process seeks to identify the reasons for a temporary undervaluation of a company’s shares and believes that value can be added through individual stock selection.

Barrow Hanley utilizes risk management tools in an effort to keep the Fund from becoming over-exposed to particular market segments.  Barrow Hanley is a “bottom-up” value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes.  The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Barrow Hanley generally considers selling a security when it reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company’s fundamentals, or when other investment opportunities appear more attractive.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third All Cap Value Fund and the Touchstone Value Fund are similar. The Fifth Third All Cap Value Fund seeks a high level of total return (using a combination of capital appreciation and income) and the Touchstone Value Fund seeks long-term capital growth. Each Fund primarily invests in equity securities that the Funds’ portfolio managers believe are undervalued.  Although not a principal investment strategy, the Touchstone Value Fund, like the Fifth Third All Cap Value Fund, may also engage in securities lending and may enter into temporary defensive positions.

There are, however, differences that you should consider.  Unlike the Fifth Third All Cap Value Fund, the Touchstone Value Fund does not seek income as part of its investment goal.  The Fifth Third All Cap Value Fund has adopted a non-fundamental policy to invest at least 80% of its assets in equity securities of companies of all capitalizations, which can be changed by the Fund upon 60 days’ prior notice to shareholders.  The Touchstone Value Fund has not adopted a similar policy and primarily invests in large and mid-cap companies.  Unlike the Fifth Third All Cap Value Fund, the Touchstone Value Fund does not invest in convertible securities as part of its principal investment strategy.  However, the Touchstone Value Fund may invest in convertible securities as a non-principal investment strategy.  In contrast to the Fifth Third All Cap Value Fund, the Touchstone Value Fund may focus its investments in a particular sector.  The Fifth Third All Cap Value Fund is classified as a “diversified company” under the 1940 Act.  In contrast, the Touchstone Value Fund is classified as a “non-diversified company” under the 1940 Act.  Non-diversified funds have fewer investments than diversified funds of comparable size.  Because non-diversified funds generally invest in a small number of issuers, they are more susceptible to any single economic, political or regulatory event affecting those issuers than diversified funds.

Fifth Third High Yield Bond Fund and Touchstone High Yield Fund

	Fifth Third High Yield Bond Fund	Touchstone High Yield Fund
Investment Goal	The Fund seeks a high level of income. Capital appreciation is a secondary objective.	The Fund seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in non-investment grade debt securities. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade securities are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor’s and Ba or lower by Moody’s). These securities are often referred to as “junk bonds” and are considered speculative. The Fund expects to hold securities with an average maturity of between 6 and 10 years, but the holding period average may vary between 4 and 12 years.

In selecting portfolio securities, the Fund’s investment sub-advisor analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, the investment sub-advisor implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The investment sub-advisor then conducts a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund’s portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund’s portfolio.

The Fund may engage in securities lending.  When the investment sub-advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment goal.

The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in non-investment grade debt securities. Shareholders will be provided with at least 60 days’ prior notice of any change in this policy. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade debt securities are often referred to as “junk bonds” and are considered speculative. The Fund expects to have an average maturity of between 6 and 10 years, but it may vary to between 4 and 12 years.

In selecting securities for the Fund, the sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”), analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, Fort Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund’s portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund’s portfolio.

As you can see from the chart above, the investment goals and the principal investment strategies of the Funds are substantially the same.  Although not a principal investment strategy, the Touchstone High Yield Fund, like the Fifth Third High Yield Bond Fund, may also engage in securities lending and may enter into temporary defensive positions.

Fifth Third Short Term Bond Fund and Touchstone Ultra Short Duration Fixed Income Fund

	Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund
Investment Goal	The Fund seeks current income.	The Fund seeks maximum total return consistent with the preservation of capital.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The bonds in which the Fund invests typically include corporate debt securities, mortgage-backed securities, asset-backed securities, and U.S. Government debt securities.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises (“GSEs”), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury.

While there are different degrees of credit quality, U.S. Government securities and securities issued by GSEs generally are considered to be of higher quality than other types of securities.

The Fund will maintain a dollar-weighted average portfolio maturity of less than three years. While maturity and credit quality are

The Fund invests, under normal market conditions, at least 80% of its assets in fixed income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund invests in a diversified portfolio of securities of different maturities including U.S. Treasury securities, U.S. government agency securities, securities of U.S. government-sponsored enterprises, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, municipal bonds and repurchase agreements. The Fund invests only in investment grade debt securities and does not invest in non-investment grade (i.e., “high yield”) debt securities. Investment grade debt securities are those having a rating of BBB-/Baa3 or higher from a major rating agency or, if a rating is not available, deemed to be of comparable quality by the sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”).

In selecting investments for the Fund, Fort Washington chooses fixed income securities that it believes are attractively priced relative to the market or to similar instruments. In addition, Fort Washington considers the “effective duration” of the Fund’s entire portfolio. Effective duration is a measure of a security’s price volatility or the risk associated with changes in interest rates. While the Fund may invest in securities with any maturity or duration, Fort Washington seeks to maintain an effective duration for the Fund of one year or less under normal market conditions. The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.

Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund
the most important investment factors, the Fund also considers current yield, yield to maturity and potential for capital gain. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments. FTAM may actively manage the Fund’s sector weightings and duration to attempt to capture excess returns, as related to the Fund’s benchmark.

FTAM may consider selling one of the Fund’s holdings when a deterioration in a company’s creditworthiness is detected, an individual security comprises too large of a position in the portfolio, a security’s valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

The Fund may enter into futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk.

The Fund may engage in securities lending. When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment goal.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third Short Term Bond Fund and the Touchstone Ultra Short Duration Fixed Income Fund are similar.  The Fifth Third Short Term Bond Fund seeks current income while the Touchstone Ultra Short Duration Fixed Income Fund seeks maximum total return consistent with the preservation of capital.

Under normal circumstances, the Fifth Third Short Term Bond Fund invests at least 80% of its assets in bonds.  Similarly, the Touchstone Ultra Short Duration Fixed Income Fund invests, under normal market conditions, at least 80% of its assets in fixed income securities. Each Fund’s stated 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  Both Funds invest in similar types of fixed income securities, such as U.S. government debt securities, mortgage backed securities, asset-backed securities and corporate bonds.  Although not a principal investment strategy, the Touchstone Ultra Short Duration Fixed Income Fund, like the Fifth Third Short Term Bond Fund, may also engage in securities lending and may enter into temporary defensive positions.

There are, however, differences that you should consider.  Unlike the Fifth Third Short Term Bond Fund, the Touchstone Ultra Short Duration Fixed Income Fund may also invest in municipal securities and repurchase agreements as part of its principal investment strategy.  The Touchstone Ultra Short Duration Fixed Income Fund only invests in investment grade debt securities and does not invest in non-investment grade debt securities.  However, the Fifth Third Short Term Bond Fund may invest up to 20% of its assets in non-investment grade debt securities.  While the Touchstone Ultra Short Duration Fixed Income Fund may invest in securities with any maturity or duration, the Fund’s sub-advisor seeks to maintain an effective duration for the Fund of one year or less under normal market conditions.  In contrast, the Fifth Third Short Term Bond Fund will maintain a dollar-weighted average portfolio maturity of less than three years.  Unlike the Fifth Third Short Term Bond Fund, the Touchstone Ultra Short Duration Fixed Income Fund does not invest in foreign bonds, future contracts and swap agreements as part of its principal investment strategy.  As a non-principal investment strategy, the Touchstone Ultra Short Duration Fixed Income Fund may invest in dollar-denominated bonds issued by foreign banks or companies (Yankee Bonds), but will not invest in bonds issued in foreign currencies.  In addition, the Touchstone Ultra Short Duration Fixed Income Fund may invest in futures, options and swaps as a non-principal investment strategy.

Fifth Third Total Return Bond Fund and Touchstone Core Bond Fund

	Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund
Investment Goal	The Fund seeks high current income. Capital growth is a secondary objective.	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The bonds in which the Fund invests may include U.S. Government securities and corporate debt securities, including mortgage-backed securities. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor’s, or in the Baa major rating category or higher by Moody’s, or their unrated equivalents.

The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting bond securities, FTAM considers, among other things, the remaining maturity, the stated interest rate, the price of the security, the financial condition of the issuer, and the issuer’s prospects for long-term growth of earnings and revenues.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises (“GSEs”), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly creditworthy.

The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in bonds. Bonds include mortgage-related securities, asset-backed securities, government securities and corporate debt securities. Shareholders will be provided with at least 60 days’ prior notice of any change in this policy. The Fund expects to have an average effective maturity of between 5 and 15 years. The Fund invests at least 80% of its total assets in investment-grade debt securities, but may invest up to 20% of its total assets in non-investment grade debt securities rated less than a BBB-/Baa3 rating by Moody’s Investors Service, Standard & Poor’s Ratings Group or Fitch Ratings. Non-investment grade debt securities are often referred to as “junk bonds” and are considered speculative.

In deciding what securities to buy and sell for the Fund, the sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”), analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund’s portfolio. Fort Washington follows a disciplined sector allocation process in order to build a broadly diversified portfolio of bonds.  The Fund may engage in frequent and active trading as part of its principal investment strategy.

Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund

The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.

Although FTAM considers the Fund to be a long maturity bond fund, the Fund has no restrictions on its maturity or duration. FTAM may, from time to time, shorten or lengthen the duration of the Fund’s portfolio to protect principal in the event of rising or falling interest rates. In addition, FTAM may adjust the Fund’s sector weightings and duration to attempt to capture additional returns relative to the Fund’s benchmark.

The Fund may engage in securities lending. The Fund may enter into futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk.

FTAM may consider selling one of the Fund’s holdings when a deterioration in a company’s creditworthiness is detected, an individual security comprises too large of a position in the portfolio, a security’s valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment goal.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third Total Return Bond Fund and the Touchstone Core Bond Fund are similar. Under normal circumstances, both Funds invest at least 80% of their net assets in bonds.  Each Fund’s stated 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  Both Funds invest in similar types of fixed income securities, such as U.S. government securities, mortgage backed securities and corporate bonds.  Both Funds may also invest up to 20% of their assets in non-investment grade debt securities.  Although not a principal investment strategy, the Touchstone Core Bond Fund, like the Fifth Third Total Return Bond Fund, may also engage in securities lending and enter into temporary defensive positions.  In addition, the Fifth Third Total Return Bond Fund reserves the right to invest up to 20% of its assets in other securities, such as foreign bonds.  As a non-principal investment strategy, the Touchstone Core Bond Fund may invest up to 20% of its total assets in debt securities denominated in foreign currencies.

There are, however, differences that you should consider.  Unlike the Fifth Third Total Return Bond Fund, the Touchstone Core Bond Fund does not invest in future contracts and swap agreements as part of its principal investment strategy.  As a non-principal investment strategy, the Touchstone Core Bond Fund may invest its assets in futures and swaps.  Although FTAM considers the Fifth Third Total Return Bond Fund to be a long maturity bond fund, the Fifth Third Total Return Bond Fund has no restrictions on its maturity or duration.  In contrast, the Touchstone Core Bond Fund expects to have an average effective maturity of between 5 and 15 years.

Fifth Third LifeModel Aggressive FundSM and Touchstone Growth Allocation Fund

	Fifth Third LifeModel Aggressive FundSM		Touchstone Growth Allocation Fund
Investment Goal	The Fund seeks long-term capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.		The Fund seeks to provide investors with capital appreciation.
Principal Investment Strategies
The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying Fifth Third Funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a very heavy emphasis on stocks:
● From 80% to 100% of the Fund’s net assets will be invested in Fifth Third equity funds.
● Up to 20% of the Fund’s net assets will be invested in Fifth Third bond funds.
● Up to 10% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying Fifth Third Funds within the following ranges:

The Fund is a “fund of funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income Touchstone Funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These affiliated underlying Touchstone Funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income Touchstone Funds.

    Equity Fund         Fixed-Income Fund
      Allocation         Allocation

90-100%                  0-10%

The Fund’s sub-advisor, Ibbotson Associates, Inc. (“Ibbotson”), seeks to develop an optimal model allocation among underlying Touchstone Funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund’s investment advisor, Touchstone Advisors, agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions.  Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market

	Fund Name	Percentage of Fund Holdings
	Small Cap Growth Fund	0-50%
	Mid Cap Growth Fund	0-50%
	Quality Growth Fund	0-50%
	Structured Large Cap Plus Fund	0-50%
	Small Cap Value Fund	0-50%
	All Cap Value Fund	0-50%
	Disciplined Large Cap Value Fund	0-50%
	International Equity Fund	0-25%
	Strategic Income Fund	0-20%
	High Yield Bond Fund	0-20%
	Total Return Bond Fund	0-20%
	Short Term Bond Fund	0-20%
	Institutional Money Market Fund	0-10%
	U.S. Treasury Money Market Fund	0-10%

FTAM actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in

Fifth Third LifeModel Aggressive FundSM	Touchstone Growth Allocation Fund
money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment goal.
capitalization ranges, use of derivative strategies, and investment style (growth vs. value).  When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by Touchstone Advisors, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third LifeModel Aggressive FundSM and the Touchstone Growth Allocation Fund are similar.  Each Fund seeks capital appreciation through investments in affiliated equity and fixed income underlying funds, primarily underlying equity funds. Although not a principal investment strategy, the Touchstone Growth Allocation Fund, like the Fifth Third LifeModel Aggressive FundSM, may also enter into temporary defensive positions.

There are, however, differences that you should consider.  As noted in the chart above, each Fund’s allocation among asset classes and the underlying funds varies.  In addition, the underlying funds in which each Fund invests are different.  For information on the affiliated underlying funds in which the Touchstone Growth Allocation Fund invests, please see the section entitled “Additional Information Regarding the Underlying Funds” in Appendix D to this Prospectus/Proxy Statement.

Fifth Third LifeModel Moderately Aggressive FundSM and Touchstone Moderate Growth Allocation Fund

	Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Moderate Growth Allocation Fund
Investment Goal	The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.	The Fund seeks to provide investors with capital appreciation.
Principal Investment Strategies	The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying Fifth Third Funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.
The Fund is a “fund of funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income Touchstone Funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These affiliated underlying Touchstone Funds,

Fifth Third LifeModel Moderately Aggressive FundSM		Touchstone Moderate Growth Allocation Fund

Under normal circumstances, the Fund is diversified between stocks and bonds, with a moderately heavy emphasis on stocks:
● From 60% to 80% of the Fund’s net assets will be invested in Fifth Third equity funds.
● From 20% to 40% of the Fund’s net assets will be invested in Fifth Third bond funds.
● Up to 10% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying Fifth Third Funds within the following ranges:

in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income Touchstone Funds.

Equity Fund         Fixed-Income Fund
Allocation                                    Allocation

     70-90%          10-30%

The Fund’s sub-advisor, Ibbotson Associates, Inc. (“Ibbotson”), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund’s investment advisor, Touchstone Advisors, agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions.  Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).  When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by Touchstone Advisors, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without

Fund Name	Percentage of Fund Holdings
Small Cap Growth Fund	0-40%
Mid Cap Growth Fund	0-40%
Quality Growth Fund	0-40%
Structured Large Cap Plus Fund	0-40%
Small Cap Value Fund	0-40%
All Cap Value Fund	0-40%
Disciplined Large Cap Value Fund	0-40%
International Equity Fund	0-20%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-30%
Short Term Bond Fund	0-30%
Institutional Money Market Fund	0-10%
U.S. Treasury Money Market Fund	0-10%

FTAM actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment goal.

Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Moderate Growth Allocation Fund

prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third LifeModel Moderately Aggressive FundSM and the Touchstone Moderate Growth Allocation Fund are similar.  Each Fund seeks capital appreciation through investments in affiliated underlying equity and fixed income funds, primarily underlying equity funds. Although not a principal investment strategy, the Touchstone Moderate Growth Allocation Fund, like the Fifth Third LifeModel Moderately Aggressive FundSM, may also enter into temporary defensive positions.

There are, however, differences that you should consider.  Unlike the Touchstone Moderate Growth Allocation Fund, the Fifth Third LifeModel Moderately Aggressive FundSM seeks growth of income as part of its investment goal.  As noted in the chart above, each Fund’s allocation among asset classes and the underlying funds varies.  In addition, the underlying funds in which each Fund invests are different.  For information on the affiliated underlying funds in which the Touchstone Moderate Growth Allocation Fund invests, please see the section entitled “Additional Information Regarding the Underlying Funds” in Appendix D to this Prospectus/Proxy Statement.

Fifth Third LifeModel Moderate FundSM and Touchstone Balanced Allocation Fund

	Fifth Third LifeModel Moderate FundSM	Touchstone Balanced Allocation Fund
Investment Goal
The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity and fixed income securities.

The Fund seeks to provide investors with capital appreciation and current income.
Principal Investment Strategies
The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying Fifth Third Funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds:
● From 40% to 60% of the Fund’s net assets will be invested in Fifth Third equity funds.
● From 40% to 60% of the Fund’s net assets will be invested in Fifth Third bond funds.
● Up to 15% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying Fifth Third Funds within the following ranges:

The Fund is a “fund of funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income Touchstone Funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These affiliated underlying Touchstone Funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income Touchstone Funds.

    Equity Fund         Fixed-Income Fund
      Allocation         Allocation

50-70%                 30-50%

The Fund’s sub-advisor, Ibbotson Associates,

Fifth Third LifeModel Moderate FundSM		Touchstone Balanced Allocation Fund
Fund Name	Percentage of Fund Holdings
Inc. (“Ibbotson”), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund’s investment advisor, Touchstone Advisors, agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions.  Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).  When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by Touchstone Advisors, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings.

Small Cap Growth Fund	0-30%
Mid Cap Growth Fund	0-30%
Quality Growth Fund	0-30%
Structured Large Cap Plus Fund	0-30%
Small Cap Value Fund	0-30%
All Cap Value Fund	0-30%
Disciplined Large Cap Value Fund	0-30%
International Equity Fund	0-15%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-40%
Short Term Bond Fund	0-40%
Institutional Money Market Fund	0-15%
U.S. Treasury Money Market Fund	0-15%

FTAM actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment goal.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third LifeModel Moderate FundSM and the Touchstone Balanced Allocation Fund are similar.  Each Fund invests in affiliated underlying equity and fixed income funds.  Although not a principal investment strategy, the Touchstone Balanced Allocation Fund, like the Fifth Third LifeModel Moderate FundSM, may also enter into temporary defensive positions.

There are, however, differences that you should consider.  The Fifth Third LifeModel Moderate FundSM seeks high total return consistent with the preservation of capital while the Touchstone Balanced Allocation

Fund seeks capital appreciation and current income.  As noted in the chart above, each Fund’s allocation among asset classes and the underlying funds varies.  In addition, the underlying funds in which each Fund invests are different.  For information on the affiliated underlying funds in which the Touchstone Balanced Allocation Fund invests, please see the section entitled “Additional Information Regarding the Underlying Funds” in Appendix D to this Prospectus/Proxy Statement.

Fifth Third LifeModel Moderately Conservative FundSM and Touchstone Conservative Allocation Fund

	Fifth Third LifeModel Moderately Conservative FundSM		Touchstone Conservative Allocation Fund
Investment Goal	The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.		The Fund seeks to provide investors with current income and preservation of capital.
Principal Investment Strategies
The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying Fifth Third Funds which invest in debt securities, growth and value stocks, foreign securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on bonds:
● From 50% to 70% of the Fund’s net assets will be invested in Fifth Third bond funds.
● From 30% to 50% of the Fund’s net assets will be invested in Fifth Third equity funds.
● Up to 20% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying Fifth Third Funds within the following ranges:

The Fund is a “fund of funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income Touchstone Funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These affiliated underlying Touchstone Funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income Touchstone Funds.

    Equity Fund         Fixed-Income Fund
      Allocation         Allocation

20-40%                  60-80%

The Fund’s sub-advisor, Ibbotson Associates, Inc. (“Ibbotson”), seeks to develop an optimal model allocation among underlying  funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund’s investment advisor, Touchstone Advisors, agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions.  Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical

	Fund Name	Percentage of Fund Holdings
	Small Cap Growth Fund	0-25%
	Mid Cap Growth Fund	0-25%
	Quality Growth Fund	0-25%
	Structured Large Cap Plus Fund	0-25%
	Small Cap Value Fund	0-25%
	All Cap Value Fund	0-25%
	Disciplined Large Cap Value Fund	0-25%
	International Equity Fund	0-10%
	Strategic Income Fund	0-20%
	High Yield Bond Fund	0-20%
	Total Return Bond Fund	0-50%
	Short Term Bond Fund	0-50%
	Institutional Money Market Fund	0-20%
	U.S. Treasury Money Market Fund	0-20%

FTAM actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the

Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Conservative Allocation Fund

portfolio’s fund weightings.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment goal.

volatility (the variability of returns from one period to the next).  When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).  When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by Touchstone Advisors, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third LifeModel Moderately Conservative FundSM and the Touchstone Conservative Allocation Fund are similar.  Each Fund invests in affiliated underlying fixed income and equity funds, primarily underlying fixed income funds.  Although not a principal investment strategy, the Touchstone Conservative Allocation Fund, like the Fifth Third LifeModel Moderately Conservative FundSM,  may also enter into temporary defensive positions.

There are, however, differences that you should consider.  The Fifth Third LifeModel Moderately Conservative FundSM seeks income and capital appreciation while the Touchstone Conservative Allocation Fund seeks current income and preservation of capital.  As noted in the chart above, each Fund’s allocation among asset classes and the underlying funds varies.  In addition, the underlying funds in which each Fund invests are different.  For information on the affiliated underlying funds in which the Touchstone Conservative Allocation Fund invests, please see the section entitled “Additional Information Regarding the Underlying Funds” in Appendix D to this Prospectus/Proxy Statement.

Fifth Third LifeModel Conservative FundSM and Touchstone Conservative Allocation Fund

	Fifth Third LifeModel Conservative FundSM	Touchstone Conservative Allocation Fund
Investment Goal	The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.	The Fund seeks to provide investors with current income and preservation of capital.
Principal Investment Strategies	The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional	The Fund is a “fund of funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated

Fifth Third LifeModel Conservative FundSM		Touchstone Conservative Allocation Fund

shares. The Fund’s investment return is diversified by its investment in the underlying Fifth Third Funds which invest in debt securities, growth and value stocks, foreign securities, and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on bonds:
● From 70% to 90% of the Fund’s net assets will be invested in Fifth Third bond funds.
● From 10% to 30% of the Fund’s net assets will be invested in Fifth Third equity funds.
● Up to 20% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying Fifth Third Funds within the following ranges:

underlying equity and fixed-income Touchstone Funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These affiliated underlying Touchstone Funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income Touchstone Funds.

    Equity Fund         Fixed-Income Fund
      Allocation         Allocation

20-40%                  60-80%

The Fund’s sub-advisor, Ibbotson Associates, Inc. (“Ibbotson”), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund’s investment advisor, Touchstone Advisors, agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions.  Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).  When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by Touchstone Advisors, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target

Fund Name	Percentage of Fund Holdings
Small Cap Growth Fund	0-15%
Mid Cap Growth Fund	0-15%
Quality Growth Fund	0-15%
Structured Large Cap Plus Fund	0-15%
Small Cap Value Fund	0-15%
All Cap Value Fund	0-15%
Disciplined Large Cap Value Fund	0-15%
International Equity Fund	0-5%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-60%
Short Term Bond Fund	0-60%
Institutional Money Market Fund	0-20%
U.S. Treasury Money Market Fund	0-20%

FTAM actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment goal.

Fifth Third LifeModel Conservative FundSM	Touchstone Conservative Allocation Fund

allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third LifeModel Conservative FundSM and the Touchstone Conservative Allocation Fund are similar.  Each Fund invests in affiliated underlying fixed income and equity funds, primarily underlying fixed income funds.  Although not a principal investment strategy, the Touchstone Conservative Allocation Fund, like the Fifth Third LifeModel Conservative FundSM, may also enter into temporary defensive positions.

There are, however, differences that you should consider.  The Fifth Third LifeModel Conservative FundSM seeks income and capital appreciation while the Touchstone Conservative Allocation Fund seeks current income and preservation of capital.  As noted in the chart above, each Fund’s allocation among asset classes and the underlying funds varies.  In addition, the underlying funds in which each Fund invests are different.  For information on the affiliated underlying funds in which the Touchstone Conservative Allocation Fund invests, please see the section entitled “Additional Information Regarding the Underlying Funds” in Appendix D to this Prospectus/Proxy Statement.

Fifth Third Micro Cap Value Fund and the Touchstone Micro Cap Value Fund

	Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund
Investment Goal	The Fund seeks capital appreciation.	The Fund seeks capital appreciation.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies contained within the Russell Microcap® Value Index, or companies with similar size characteristics. As of September 30, 2011, the market capitalization of companies included in the Russell Microcap Value Index ranged from $11 million to $635 million. As of September 30, 2011, the average market capitalization range for companies contained within the Russell Microcap Value Index was approximately $236 million and the median market capitalization was approximately $130 million. Equity securities consist of common stock and securities convertible into common stock.

The Fund seeks to provide broad exposure to micro cap domestic equities and seeks to outperform the Russell Microcap Value Index over a long-term investment horizon. FTAM seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. This is a non-fundamental policy that the Fund can change upon 60 days’ prior notice to shareholders. Micro cap companies are those companies contained within the Russell Microcap® Value Index, or companies with similar size characteristics at the time of initial purchase. As of September 30, 2011, the market capitalization of companies included in the Russell Microcap Value Index ranged from $11 million to $635 million. As of September 30, 2011, the average market capitalization range for companies contained within the Russell Microcap Value Index was approximately $236 million and the median market capitalization was approximately $130 million. The size of the companies in the Russell Microcap Value Index will change with market conditions. Equity securities consist of common stock and securities convertible into common stock.

The Fund seeks to provide broad exposure to micro cap domestic equities and seeks to

Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund

price to earnings, price to cash flow, price to book value, and price to sales). FTAM also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. FTAM may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis, which may include a review of assets, earnings, sales, products, markets, and management, among other indicators. Ideally, after filtering out companies that do not meet FTAM’s criteria above, FTAM looks for companies that have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

FTAM also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund’s holdings has performed well and reached or approached FTAM’s price target; a company fails to pass FTAM’s investment screens; or there is deterioration in a company’s fundamentals, management or financial reporting.

FTAM will look to manage risk through several strategies, which will typically include: maintaining minimum and maximum sector weightings relative to the Russell Microcap Value Index; monitoring risk statistics relative to the Russell Microcap Value Index; and monitoring trade volume.

The Fund may engage in securities lending. The Fund may also invest up to 10% of its assets in foreign securities.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment goal.

outperform the Russell Microcap Value Index over a long-term investment horizon. The Fund’s sub-advisor, FTAM, seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). FTAM also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. FTAM may filter out less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis, which may include a review of assets, earnings, sales, products, markets, and management, among other indicators. Ideally, after filtering out companies that do not meet FTAM’s criteria above, FTAM looks for companies that it believes have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

FTAM also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund’s holdings has performed well and reached or approached FTAM’s price target; a company fails to pass FTAM’s investment screens; or there is deterioration in a company’s fundamentals, management or financial reporting.

FTAM will look to manage risk through several strategies, which will typically include: maintaining minimum and maximum sector weightings relative to the Russell Microcap Value Index; monitoring risk statistics relative to the Russell Microcap Value Index; and monitoring trade volume.

The Fund may also invest up to 10% of its assets in foreign securities.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third Micro Cap Value Fund and the Touchstone Micro Cap Value Fund are substantially the same.  Although not a principal investment strategy, like the Fifth Third Micro Cap Value Fund, the Touchstone Micro Cap Value Fund may also engage in securities lending and may enter into temporary defensive positions.

Fifth Third Small Cap Value Fund and the Touchstone Small Company Value Fund

	Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund
Investment Goal	The Fund seeks long-term capital appreciation.	The Fund seeks long-term capital growth.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies. Small cap companies are defined as those companies included in the Russell 2000® Value Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company’s stock multiplied by the number of shares that are outstanding. As of September 30, 2011, the market capitalization of companies included in the Russell 2000 Value Index ranged from $24 million to $6.2 billion. As of September 30, 2011, the average market capitalization of companies included in the Russell 2000 Value Index was approximately $928 million and the median market capitalization was $349 million. Equity securities consist of common stock and securities convertible into common stock.

The Fund seeks to outperform the Russell 2000 Value Index over a long-term investment horizon. FTAM seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). FTAM also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. FTAM may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

FTAM also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund’s holdings has performed well and reached or approached FTAM’s price target; a company fails to pass FTAM’s investment screens; or there is deterioration in a company’s fundamentals, management or financial reporting.

FTAM will look to manage risk through

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of the Fund, a small capitalization company has a market capitalization of no more than $2 billion at the time of initial purchase.  Equity securities consist of common stock, preferred stock and convertible bonds.

The Fund’s sub-advisor, DePrince, Race & Zollo, Inc. (“DRZ”), seeks to invest in companies that it believes have the potential for growth and that appear to be trading below their perceived value.

DRZ employs a multi-step, “bottom up” investment process. Initially, DRZ screens the investible universe for small market capitalization companies that pay a dividend. DRZ then applies various valuation multiples such as price-to-earnings, price-to-book and price-to-cash flow, to find companies that it believes are trading at the low end of their historical relative valuation levels. DRZ then conducts rigorous fundamental analysis to identify an imminent catalyst (e.g. a new product cycle, management focus on return on invested capital, management changes, restructuring, improving financial or operating conditions or an industry-pricing cycle) which it believes may lead to future price appreciation. DRZ establishes relative price targets for the remaining stocks that have identifiable catalysts. Finally, DRZ filters the results to choose companies that it believes have the potential for growth and appear to be trading below their perceived value. DRZ considers selling a security when, in DRZ’s opinion, the security’s yield falls below an acceptable limit, when the valuation is no longer attractive or the fundamentals of the company or sector deteriorate.

The Fund invests in securities of companies operating in a broad range of industries. Most of these companies are based in the U.S., but in some instances may be headquartered in or doing a substantial portion of their business outside the U.S. The Fund will typically hold 65 to 80 securities. The Fund may engage in frequent and active trading of securities as a

Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund

several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 2000 Value Index and monitoring risk statistics relative to the Russell 2000 Value Index.

The Fund may engage in securities lending.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment goal.
part of its principal investment strategy.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third Small Cap Value Fund and the Touchstone Small Company Value Fund are similar.  The Fifth Third Small Cap Value Fund seeks long-term capital appreciation and the Touchstone Small Company Value Fund seeks long-term capital growth.  Each Fund invests at least 80% of its assets in equity securities of small cap companies.  Although not a principal investment strategy, like the Fifth Third Small Cap Value Fund, the Touchstone Small Company Value Fund may also engage in securities lending and may enter into temporary defensive positions.

There are, however, differences that you should consider.  Unlike the Fifth Third Small Cap Value Fund, the Touchstone Small Company Value Fund may invest in companies that in some instances may be headquartered in or doing a substantial portion of their business outside the U.S.  In contrast to the Fifth Third Small Cap Value Fund, the Touchstone Small Company Value Fund may invest in preferred stock as part of its principal investment strategy.

Fifth Third International Equity Fund and Touchstone International Value Fund

	Fifth Third International Equity Fund	Touchstone International Value Fund
Investment Goal	The Fund seeks long-term capital appreciation.	The Fund seeks long-term capital growth.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its total assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund’s portfolio are located in at least three countries other than the U.S.

In managing the Fund, FTAM adheres to a disciplined, quantitative (“bottom-up”) process for stock selection and portfolio construction. FTAM begins with an investment universe comprising the membership of the MSCI Europe, Australasia, and Far East Index, Net (the “EAFE Index”). FTAM may also consider international stocks which are not in the EAFE Index. FTAM uses a quantitative multi-factor model to rank stocks in the investment universe. The primary considerations upon which FTAM ranks each stock are based on growth, value, quality, technical and sentiment factors. FTAM

Under normal circumstances, the Fund primarily invests its assets in equity securities of non-U.S. issuers.  The Fund allocates it assets to securities of issuers located in both developed and emerging markets.  The Fund may invest in companies of any size in seeking to achieve its investment goal, but may focus its investments in small cap and mid cap companies.

The Fund’s sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), uses traditional methods of stock selection — research and analysis — to identify securities it believes are undervalued.  Barrow Hanley seeks to invest in companies that have (1) price to earnings and price to book ratios below the market, (2) enterprise value/free cash flow ratios at or below the market and (3) dividend yields above the market.  For purposes of the preceding sentence, the companies comprising the MSCI

Fifth Third International Equity Fund	Touchstone International Value Fund

believes such factors denote long-term success, and thus attempts to build a portfolio of stocks that have these positive characteristics. Secondarily, FTAM may also modify the proportion or weighting for certain countries and/or sectors (e.g., overweight, underweight or neutral) relative to the EAFE Index for investment by the Fund.

FTAM may sell a stock if its model score deteriorates significantly, it becomes financially distressed, or the model has not yet reflected market developments (such as accounting irregularities, large deterioration in sentiment, etc.). A position may also be sold for risk management purposes (i.e., to reduce stock/industry/sector risk, lock in acquisition-related price gap, etc.). In addition, FTAM may sell a stock for portfolio rebalances (approximately monthly) and intra-rebalance trades (ad hoc). Stocks that are sold are generally replaced with stocks that appear to be attractive based on the model’s rankings and that contribute favorably to the risk exposures of the entire portfolio. Risk exposure is actively managed through portfolio construction. FTAM typically seeks to monitor and control the Fund’s country and industry weightings and the Fund’s exposure to individual equity securities, allowing these to differ only moderately from the country and industry weightings and the individual stock weightings of the EAFE Index. By doing so, FTAM seeks to limit the Fund’s volatility to that represented by the EAFE Index.

The Fund may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and may not serve their intended purposes.

The Fund may engage in securities lending.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment goal.

EAFE Index constitute the market. Barrow Hanley’s investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature. Barrow Hanley’s process seeks to identify the reasons for a temporary undervaluation of a company’s shares and believes that value to the Fund can be added through individual stock selection.

Barrow Hanley utilizes risk management tools in an effort to keep the Fund from becoming over-exposed to particular market segments. Barrow Hanley is a “bottom-up” value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes.

Barrow Hanley generally considers selling a security when, in Barrow Hanley’s opinion, the security reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company’s fundamentals, or when other investment opportunities appear more attractive.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third International Equity Fund and the Touchstone International Value Fund are similar. The Fifth Third

International Equity Fund seeks long-term capital appreciation and the Touchstone International Value Fund seeks long-term capital growth.  Each Fund invests its assets in equity securities of non-U.S. issuers.  Although not a principal investment strategy, like the Fifth Third International Equity Fund, the Touchstone International Value Fund may also engage in securities lending and may enter into temporary defensive positions.

There are, however, differences that you should consider.  Unlike the Fifth Third International Equity Fund, the Touchstone International Value Fund does not have a stated policy to invest at least 80% of its assets in equity securities and at least 65% of its total assets in securities of non-U.S. companies.  The Fifth Third International Equity Fund’s stated 80% policy is non-fundamental and may be changed by providing its shareholders at least 60 days’ prior written notice.  Unlike the Fifth Third International Equity Fund, the Touchstone International Value Fund may allocate it assets to securities of issuers located in emerging markets as part of its principal investment strategy.  Unlike the Fifth Third International Equity Fund, the Touchstone International Value Fund does not use derivatives as part of its principal investment strategy.  The Touchstone International Value Fund may use derivatives as a non-principal investment strategy.

Fifth Third Strategic Income Fund and Touchstone Strategic Income Fund

	Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund
Investment Goal	The Fund seeks a high level of income consistent with reasonable risk. The Fund seeks capital appreciation as a secondary goal.	The Fund seeks a high level of income consistent with reasonable risk. The Fund seeks capital appreciation as a secondary goal.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as “closed-end funds”) having portfolios consisting primarily of income-producing securities. Debt securities in which the Fund may invest include, but are not limited to, U.S. government agency securities and variable or floating-rate instruments. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares.

The Fund has the flexibility to respond to and attempt to anticipate economic and market trends. FTAM seeks to provide value by investing in asset classes that appear to be attractive based on their risks and in companies with cheap (e.g., attractive price to cash flow ratio) cash flows in each asset class.

FTAM may invest in debt securities of any maturity, and will increase its investment in short term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities during periods when it believes interest rates will decline. FTAM seeks to maximize risk-adjusted returns through fundamental research, quantitative

Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as “closed-end funds”) having portfolios consisting primarily of income-producing securities. Debt securities in which the Fund may invest include, but are not limited to, U.S. government agency securities and variable or floating-rate instruments. Certain of the debt securities and preferred stocks in which the Fund may invest may be convertible into common shares.

The Fund’s sub-advisor, Fifth Third Asset Management, Inc. (“FTAM”), seeks to provide value by investing in asset classes that appear to be attractive based on their risks and in companies with cheap (e.g., attractive price to cash flow ratio) cash flows in each asset class.

FTAM may invest in debt securities of any maturity, and will increase its investment in short term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities during periods when it believes interest rates will decline. FTAM seeks to maximize risk-adjusted returns through fundamental research, quantitative modeling, and capital structure analysis.

modeling, and capital structure analysis. In performing this research and analysis, FTAM reviews companies based on such factors as sales, assets, earnings, markets, and management, and FTAM searches for companies with favorable debt-to-equity ratios. The Fund seeks returns by investing across a larger universe than traditional investment grade fixed income funds, and FTAM believes that a low correlation between various asset classes leads to stability of expected returns.

In selecting corporate debt securities for the Fund, FTAM intends to invest principally in securities rated BBB or better by Standard & Poor’s, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by FTAM to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor’s and/or (ii) unrated securities which, in the opinion of FTAM, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor’s, sometimes referred to as “junk bonds,” are lower-rated securities and have speculative characteristics.

Investments may be made in any diversified closed end income fund as long as the Fund’s total portfolio maintains no more than 20% of its assets in securities rated BB or lower. The Fund may consider closed-end funds as a “pass through” security, and will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if the underlying portfolio contains more than 20% of its assets invested in securities rated BB or lower. Such closed-end funds may invest in debt and equity securities of United States or foreign issuers.

The Fund may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. Dollar and a foreign currency involved in an underlying transaction. The Fund may enter into futures contracts to gain exposure to, or hedge against changes in the value of interest rates or

In performing this research, modeling and analysis, FTAM evaluates companies based on such factors as sales, assets, earnings, markets, and management, and FTAM searches for companies with favorable debt-to-equity ratios. The Fund seeks returns by investing across a broader array of investments than traditional investment grade fixed income funds, and FTAM believes that a low correlation between various asset classes leads to stability of expected returns.

In selecting corporate debt securities for the Fund, FTAM intends to invest principally in securities rated BBB or better by Standard & Poor’s (or the equivalent using Moody’s), but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by FTAM to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its assets in (i) securities rated BB or lower by Standard & Poor’s and/or (ii) unrated securities which, in the opinion of FTAM, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor’s, sometimes referred to as “junk bonds,” are lower-rated securities and have speculative characteristics.

The Fund may invest in any diversified closed end income fund as long as the Fund’s total portfolio maintains no more than 20% of its assets in securities rated BB or lower. The Fund may consider closed-end funds as a “pass through” security, and will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if more than 20% of the closed-end fund’s assets are invested in securities rated BB or lower. The closed-end funds in which the Fund may invest may in turn invest in debt and equity securities of United States or foreign issuers.

The Fund may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. The Fund may enter into futures contracts to gain exposure to, or hedge against foreign currencies. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk.

The Fund may engage in securities lending.

FTAM may consider selling one of the Fund’s holdings when: deterioration in a company’s strategic position, growth prospects, or financial reporting is detected; an individual security comprises too large a position in the portfolio; a company with declining financial fundamentals has risk volatility of more than one standard deviation in FTAM’s proprietary credit risk model; a company’s valuations are no longer attractive; or a better opportunity arises.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment goal.

changes in the value of interest rates or foreign currencies. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk.  The Fund may utilize call and put options to gain investment exposure or to hedge against portfolio volatility.

FTAM may consider selling a portfolio holding when: deterioration in a company’s strategic position, growth prospects, or financial reporting is detected; an individual security comprises too large a position in the portfolio; a company with declining financial fundamentals has risk volatility of more than one standard deviation in FTAM’s proprietary credit risk model; a company’s valuations are no longer attractive; or a better opportunity arises.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third Strategic Income Fund and the Touchstone Strategic Income Fund are substantially the same.  Although not a principal investment strategy, like the Fifth Third Strategic Income Fund, the Touchstone Strategic Income Fund may also engage in securities lending and may enter into temporary defensive positions.  There are, however, differences that you should consider.  Unlike the Fifth Third Strategic Income Fund, the Touchstone Strategic Income Fund may utilize call and put options as part of its principal investment strategy.

How do the Funds’ fees and expenses compare?

Comparative Fee Tables

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each of the Funds.  The tables also show the various costs and expenses that investors in each Acquired Fund will bear as shareholders of the corresponding Acquiring Fund.  Pro forma expense levels shown should not be considered an actual representation of future expenses or performance.  Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown.  The shareholder transaction expenses presented below show the maximum sales charge (load) on purchases of Fund shares as a percentage of offering price. However, you will not have to pay any front-end sales charge on any shares of an Acquiring Fund received as part of the Reorganizations. Information regarding sales charge discounts for which you may qualify with respect to future purchases of Class A shares of an Acquiring Fund is included in the section entitled “Description of Share Classes of the Acquiring Funds” below.

With regard to the Reorganizations involving the Fifth Third Disciplined Large Cap Value Fund and the Fifth Third All Cap Value Fund, the tables show the Total Annual Fund Operating Expenses projected for the Touchstone Value Fund on a pro forma basis after giving effect to the proposed Reorganizations among the Touchstone Value Fund, the Fifth Third Disciplined Large Cap Value Fund, and the Fifth Third All Cap Value Fund, based on combined net assets as if the transactions had occurred on March 31, 2012.  With regard to the Reorganizations involving the Fifth Third LifeModel Moderately Conservative FundSM and the Fifth Third LifeModel Conservative FundSM, the tables show the Total Annual Fund Operating Expenses projected for the Touchstone Conservative Allocation Fund on a pro forma basis after giving effect to the proposed Reorganization among the Touchstone Conservative Allocation Fund, the Fifth Third LifeModel Moderately Conservative FundSM, and the Fifth Third LifeModel Conservative FundSM, based on combined net assets as if the transactions had occurred on July 31, 2011.

Fifth Third Quality Growth Fund (Acquired Fund) and Touchstone Large Cap Growth Fund (Acquiring Fund)*

	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transaction (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transaction (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transaction (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		5.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	-		-		Up to $15		Up to $15		-		Up to $15		Up to $15		-		Up to $15		Up to $15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.80%		0.80%		0.71%		0.71%		0.80%		0.71%		0.71%		0.80%		0.71%		0.71%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.25%		0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.33%		0.33%		0.39%		0.38%		0.58%		0.38%		0.40%		0.33%		0.43%		0.35%
Total Annual Fund Operating Expenses	1.38%		2.13%		1.35%		1.34%		2.13%		2.09%		2.11%		1.13%		1.14%		1.06%
Fee Waivers and/or Expense Reimbursement	(0.18	%)2	(0.18	%)2	(0.10	%)3	(0.14	%)4	(0.18	%)2	(0.09	%)3	(0.16	%)4	(0.18	%)2	(0.15	%)3	(0.11	%)4
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%		1.95%		1.25%		1.20%		1.95%		2.00%		1.95%		0.95%		0.99%		0.95%
*
Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended March 31, 2012 of the Acquiring Fund.  Pro forma numbers are estimated as if the Reorganization had been completed as of March 31, 2012 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2 FTAM has contractually agreed to waive fees and expenses through November 23, 2012.  Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

3 Touchstone Advisors and Touchstone Strategic Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.25%, 2.00% and 0.99% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least July 29, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

4 Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95% and 0.95% for Class A shares, Class C shares and Class Y shares, respectively.  This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  [Following expiration of the one year contractual fee waiver period, the expense limitation for the Fund is anticipated to revert to the pre-merger expense limitation levels, which are presented in footnote 3 above.] Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

Fifth Third Mid Cap Growth Fund (Acquired Fund) and Touchstone Growth Opportunities Fund (Acquiring Fund)*
	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transaction (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transaction (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transaction (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		5.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	-		-		Up to $15		Up to $15		-		Up to $15		Up to $15		-		Up to $15		Up to $15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.80%		0.80%		0.75%		0.75%		0.80%		0.75%		0.75%		0.80%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.25%		0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.44%		0.44%		0.43%		0.36%		0.69%		0.70%		0.66%		0.44%		0.67%		0.47%
Acquired Fund Fees and Expenses	0.01	%2	0.01	%2	0.00%		0.00%		0.01	%2	0.00%		0.00%		0.01	%2	0.00%		0.00%
Total Annual Fund Operating Expenses	1.50%		2.25%		1.43%		1.36%		2.25%		2.45%		2.41%		1.25%		1.42%		1.22%
Fee Waivers and/or Expense Reimbursement	(0.29	%)3	(0.29	%)3	(0.19	%)4	(0.16	%)5	(0.29	%)3	(0.46	%)4	(0.46	%)5	(0.29	%)3	(0.43	%)4	(0.27	%)5
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.21%		1.96%		1.24	%6	1.20%		1.96%		1.99	%6	1.95%		0.96%		0.99	%6	0.95%
* Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended March 31, 2012 of the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of March 31, 2012 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2 The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund’s Annual Report dated July 31, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.

3 FTAM has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

4 Touchstone Advisors and Touchstone Strategic Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.24%, 1.99% and 0.99% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least July 29, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

5 Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95% and 0.95% for Class A shares, Class C shares and Class Y shares, respectively.  This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  [Following expiration of the one year contractual fee waiver period, the expense limitation for the Fund is anticipated to revert to the pre-merger expense limitation levels, which are presented in footnote 4 above.] Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

6 Expenses shown above have been restated to reflect a change in the Fund’s contractual fee waiver and will differ from the expenses reflected in the Fund’s Annual Report dated March 31, 2012.

Fifth Third Disciplined Large Cap Value Fund (Acquired Fund) and Touchstone Value Fund (Acquiring Fund)*
	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transactions (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transactions (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transactions (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		5.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	-		-		Up to $15		Up to $15		-		Up to $15		Up to $15		-		Up to $15		Up to $15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.80%		0.80%		0.75%		0.74%		0.80%		0.75%		0.74%		0.80%		0.75%		0.74%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.25%		0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.29%		0.29%		0.81	%2	0.69%		0.54%		0.56	%2	1.20%		0.29%		0.42	%2	0.27%
Total Annual Fund Operating Expenses	1.34%		2.09%		1.81%		1.68%		2.09%		2.31%		2.94%		1.09%		1.17%		1.01%
Fee Waivers and/or Expense Reimbursement	(0.34	%)3	(0.34	%)3	(0.61	%)4	(0.68	%)5	(0.34	%)3	(0.36	%)4	(1.19	%)5	(0.34	%)3	(0.22	%)4	(0.26	%)5
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%		1.75%		1.20%		1.00%		1.75%		1.95%		1.75%		0.75%		0.95%		0.75%
* Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended March 31, 2012 of the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of March 31, 2012 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2 “Other Expenses” have been restated to reflect estimated amounts for the current fiscal year.

3 FTAM has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

4 Touchstone Advisors and Touchstone Strategic Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95%, and 0.95% for Class A shares, Class C shares and Class Y shares, respectively.  This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

5 Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.00%, 1.75% and 0.75% for Class A shares, Class C shares and Class Y shares, respectively.  This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Following expiration of the one year contractual fee waiver period, the expense limitation for the Fund will revert to the pre-merger expense limitation levels, which are presented in footnote 4 above.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

Fifth Third All Cap Value Fund (Acquired Fund) and Touchstone Value Fund (Acquiring Fund)*
	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transactions (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transactions (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transactions (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		5.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	-		-		Up to $15		Up to $15		-		Up to $15		Up to $15		-		Up to $15		Up to $15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	1.00%		1.00%		0.75%		0.74%		1.00%		0.75%		0.74%		1.00%		0.75%		0.74%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.25%		0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.45%		0.45%		0.81	%2	0.69%		0.70%		0.56	%2	1.20%		0.45%		0.42	%2	0.27%
Acquired Fund Fees and Expenses	0.01	%3	0.01	%3	0.00%		0.00%		0.01	%3	0.00%		0.00%		0.01	%3	0.00%		0.00%
Total Annual Fund Operating Expenses	1.71%		2.46%		1.81%		1.68%		2.46%		2.31%		2.94%		1.46%		1.17%		1.01%
Fee Waivers and/or Expense Reimbursement	(0.60	%)4	(0.60	%)4	(0.61	%)5	(0.68	%)6	(0.60	%)4	(0.36	%)5	(1.19	%)6	(0.60	%)4	(0.22	%)5	(0.26	%)6
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.11%		1.86%		1.20%		1.00%		1.86%		1.95%		1.75%		0.86%		0.95%		0.75%
* Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended March 31, 2012 of the Acquiring Fund.  Pro forma numbers are estimated as if the Reorganization had been completed as of March 31, 2012 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2 “Other Expenses” have been restated to reflect estimated amounts for the current fiscal year.

3 The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund’s Annual Report dated July 31, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.

4 FTAM has contractually agreed to waive fees and expenses through November 23, 2012.  Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

5 Touchstone Advisors and Touchstone Strategic Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95%, and 0.95% for Class A shares, Class C shares and Class Y shares, respectively.  This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

6 Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.00%, 1.75% and 0.75% for Class A shares, Class C shares and Class Y shares, respectively.  This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Following expiration of the one year contractual fee waiver period, the expense limitation for the Fund will revert to the pre-merger expense limitation levels, which are presented in footnote 5 above.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

Fifth Third High Yield Bond Fund (Acquired Fund) and Touchstone High Yield Fund (Acquiring Fund)*

	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transaction (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transaction (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transaction (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%		None		4.75%		4.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	-		-		Up to $15		Up to $15		-		Up to $15		Up to $15		-		Up to $15		Up to $15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.70%		0.70%		0.55%		0.52%		0.70%		0.55%		0.52%		0.70%		0.55%		0.52%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25	%2	0.25	%2	0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.44%		0.44%		0.38%		0.36%		0.69%		0.56%		0.52%		0.44%		0.42%		0.32%
Total Annual Fund Operating Expenses	1.39%		2.14%		1.18%		1.13%		2.14%		2.11%		2.04%		1.14%		0.97%		0.84%
Fee Waivers and/or Expense Reimbursement	(0.40	%)3	(0.40	%)3	(0.13	%)4	(0.14	%)5	(0.40	%)3	(0.31	%)4	(0.30	%)5	(0.40	%)3	(0.17	%)4	(0.10	%)5
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%		1.74%		1.05	%4	0.99%		1.74%		1.80	%4	1.74%		0.74%		0.80	%4	0.74%
* Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended September 30, 2011 of the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of September 30, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2 The Fund is authorized under its 12b-1 plan for Class A shares to pay an annual fee of up to 0.35% of its average daily net assets for the sale and distribution of shares. The Fund currently intends to limit the amount of 12b-1 fees for Class A shares to a maximum of 0.25% per annum of the average daily net assets of Class A shares.

3 FTAM has contractually agreed to waive fees and expenses through November 23, 2012.  Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

4 Touchstone Advisors and Touchstone Investment Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.05%, 1.80% and 0.80%, for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors’ contractual waiver agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Fund’s Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s operating expenses are below the expense limitation amount. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

5 Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Investment Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.99%, 1.74% and 0.74% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  [Following expiration of the one year contractual fee waiver period, the expense limitation for the Fund is anticipated to revert to the pre-merger expense limitation levels, which are presented in footnote 4 above.] Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

Fifth Third Short Term Bond Fund (Acquired Fund) and Touchstone Ultra Short Duration Fixed Income Fund (Acquiring Fund)*
	Acquired Fund Class A		Acquiring Fund Class A		Acquiring Fund after Transaction (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transaction (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transaction (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.00%		2.00%		2.00%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	-		Up to $15		Up to $15		-		Up to $15		Up to $15		-		Up to $15		Up to $15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.50%		0.25%		0.25%		0.50%		0.25%		0.25%		0.50%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%		0.75%		0.75	%1	0.75	%1	None		None		None
Other Expenses	0.30%		0.38	%2	0.40%		0.55%		0.35	%2	0.46%		0.30%		0.41	%2	0.27%
Acquired Fund Fees and Expenses	0.00%		0.02	%3	0.02	%3	0.00%		0.02	%3	0.02	%3	0.00%		0.02	%3	0.02	%3
Total Annual Fund Operating Expenses	1.05%		0.90%		0.92%		1.80%		1.37%		1.48%		0.80%		0.68%		0.54%
Fee Waivers and/or Expense Reimbursement	(0.33	%)4	(0.19	%)5	(0.21	%)5	(0.33	%)4	(0.16	%)5	(0.27	%)5	(0.33	%)4	(0.22	%)5	(0.08	%)5
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.72%		0.71%		0.71%		1.47%		1.21%		1.21%		0.47%		0.46%		0.46%
* Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended September 30, 2011 of the Acquiring Fund.  Pro forma numbers are estimated as if the Reorganization had been completed as of September 30, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1 Class C shares are authorized to pay a maximum 12b-1 fee of up to 1.00% of average daily net assets, of which up to 0.75% may be paid for distribution services and up to 0.25% may be paid for shareholder services. The Fund intends to limit the amount of the 12b-1 fees for Class C shares to 0.75% for at least one year from the date of this Prospectus/Proxy Statement.

2 “Other Expenses” have been restated to reflect estimated amounts for the current fiscal year.

3 The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund’s Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.

4 FTAM has contractually agreed to waive fees and/or reimburse expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 37-month period for the Short Term Bond Fund in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

5 Touchstone Advisors and Touchstone Funds Group Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.69%, 1.19% and 0.44% for Class A, Class C and Class Y shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors’ contractual waiver agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Fund’s Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s operating expenses are below the expense limitation amount. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

Fifth Third Total Return Bond Fund (Acquired Fund) and Touchstone Core Bond Fund (Acquiring Fund)*
	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transaction (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transaction (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transaction (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%		None		4.75%		4.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	-		-		Up to $15		Up to $15		-		Up to $15		Up to $15		-		Up to $15		Up to $15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.60%		0.60%		0.50%		0.45%		0.60%		0.50%		0.45%		0.60%		0.50%		0.45%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25	%2	0.25	%2	0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.29%		0.29%		0.53%		0.42%		0.54%		0.94%		0.80%		0.29%		0.50	%3	0.26%
Acquired Fund Fees and Expenses4	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses	1.15%		1.90%		1.29	%7	1.13%		1.90%		2.45	%7	2.26%		0.90%		1.01%		0.72%
Fee Waivers and/or Expense Reimbursement	(0.26	%)5	(0.26	%)5	(0.45	%)6	(0.29	%)6	(0.26	%)5	(0.86	%)6	(0.67	%)6	(0.26	%)5	(0.42	%)6	(0.13	%)6
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.89%		1.64%		0.84%		0.84%		1.64%		1.59%		1.59%		0.64%		0.59%		0.59%
* Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended September 30, 2011 of the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of September 30, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2 The Fund is authorized under its 12b-1 plan for Class A shares to pay an annual fee of up to 0.35% of its average daily net assets for the sale and distribution of shares. The Fund currently intends to limit the amount of 12b-1 fees for Class A shares to a maximum of 0.25% per annum of the average daily net assets of Class A shares.

3 “Other Expenses” have been restated to reflect estimated amounts for the current fiscal year.

4 The total annual fund operating expenses do not correlate to the ratio of expenses that are included in each Fund’s Annual Report because the Annual Report does not include Acquired Fund Fees and Expenses.

5 FTAM has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

6 Touchstone Advisors and Touchstone Investment Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.83%, 1.58% and 0.58% for Class A shares, Class C shares and Class Y Shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors’ contractual waiver agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Fund’s Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s operating expenses are below the expense limitation amount. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

7 Expenses shown above have been restated to reflect a change in the Fund’s contractual fee waiver and will differ from the expenses reflected in the Fund’s Annual Report dated September 30, 2011.

Fifth Third LifeModel Aggressive FundSM (Acquired Fund) and Touchstone Growth Allocation Fund (Acquiring Fund)*
	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transaction (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transaction (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transaction (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		5.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	-		-		Up to $15		Up to $15		-		Up to $15		Up to $15		-		Up to $15		Up to $15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.15%		0.15%		0.25%		0.25%		0.15%		0.25%		0.25%		0.15%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.25%		0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.40%		0.40%		0.58	%2	0.54%		0.65%		0.55	%2	0.45%		0.40%		0.51	%2	0.24%
Acquired Fund Fees and Expenses	1.06	%3	1.06	%3	0.93	%2	0.93%		1.06	%3	0.93	%2	0.93%		1.06	%3	0.93	%2	0.93%
Total Annual Fund Operating Expenses	1.86	%3	2.61	%3	2.01%		1.97%		2.61	%3	2.73%		2.63%		1.61	%3	1.69%		1.42%
Fee Waivers and/or Expense Reimbursement	(0.47	%)4	(0.47	%)4	(0.51	%)5	(0.71	%)6	(0.47	%)4	(0.48	%)5	(0.62	%)6	(0.47	%)4	(0.44	%)5	(0.41	%)6
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%		2.14%		1.50%		1.26%		2.14%		2.25%		2.01%		1.14%		1.25%		1.01%
* Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended July 31, 2011 of the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of July 31, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2 “Other Expenses” and “Acquired Fund Fees and Expenses” have been restated to reflect estimated amounts for the current fiscal year.

3 Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund’s contractual expense caps of 0.33%, 1.08%, 1.08% and 0.08% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund’s asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.

4 FTAM has contractually agreed to waive fees and expenses through November 30, 2012.  Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 37-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

5 Touchstone Advisors and Touchstone Strategic Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.57%, 1.32% and 0.32% for Class A shares, Class C shares and Class Y shares, respectively.   This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

6 Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08% and 0.08% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Following expiration of the one year contractual fee waiver period, the expense limitation for the Fund will revert to the pre-merger expense limitation levels, which are presented in footnote 5 above.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

Fifth Third LifeModel Moderately Aggressive FundSM (Acquired Fund) and Touchstone Moderate Growth Allocation Fund (Acquiring Fund)*
	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transaction (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transaction (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transaction (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		5.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	-		-		Up to $15		Up to $15		-		Up to $15		Up to $15		-		Up to $15		Up to $15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.15%		0.15%		0.25%		0.25%		0.15%		0.25%		0.25%		0.15%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.25%		0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.39%		0.39%		0.52	%2	0.53%		0.64%		0.47	%2	0.37%		0.39%		0.79	%2	0.24%
Acquired Fund Fees and Expenses	0.97	%3	0.97	%3	0.85	%2	0.85%		0.97	%3	0.85	%2	0.85%		0.97	%3	0.85	%2	0.85%
Total Annual Fund Operating Expenses	1.76	%3	2.51	%3	1.87%		1.88%		2.51	%3	2.57%		2.47%		1.51	%3	1.89%		1.34%
Fee Waivers and/or Expense Reimbursement	(0.46	%)4	(0.46	%)4	(0.45	%)5	(0.70	%)6	(0.46	%)4	(0.40	%)5	(0.54	%)6	(0.46	%)4	(0.72	%)5	(0.41	%)6
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.30%		2.05%		1.42%		1.18%		2.05%		2.17%		1.93%		1.05%		1.17%		0.93%
* Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended July 31, 2011 of the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of July 31, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2 “Other Expenses” and “Acquired Fund Fees and Expenses” have been restated to reflect estimated amounts for the current fiscal year.

3 Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund’s contractual expense caps of 0.33%, 1.08%, 1.08% and 0.08% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund’s asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.

4 FTAM has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 37-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

5 Touchstone Advisors and Touchstone Strategic Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.57%, 1.32% and 0.32% for Class A shares, Class C shares and Class Y shares, respectively.   This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

6 Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08% and 0.08% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Following expiration of the one year contractual fee waiver period, the expense limitation for the Fund will revert to the pre-merger expense limitation levels, which are presented in footnote 5 above.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

Fifth Third LifeModel Moderate FundSM (Acquired Fund) and Touchstone Balanced Allocation Fund (Acquiring Fund)*
	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transaction (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transaction (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transaction (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		5.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	-		-		Up to $15		Up to $15		-		Up to $15		Up to $15		-		Up to $15		Up to $15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.15%		0.15%		0.20%		0.20%		0.15%		0.20%		0.20%		0.15%		0.20%		0.20%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.25%		0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.31%		0.31%		0.49	%2	0.56%		0.56%		0.44	%2	0.36%		0.31%		0.82	%2	0.22%
Acquired Fund Fees and Expenses	0.87	%3	0.87	%3	0.74	%2	0.74%		0.87	%3	0.74	%2	0.74%		0.87	%3	0.74	%2	0.74%
Total Annual Fund Operating Expenses	1.58	%3	2.33	%3	1.68%		1.75%		2.33	%3	2.38%		2.30%		1.33	%3	1.76%		1.16%
Fee Waivers and/or Expense Reimbursement	(0.38	%)4	(0.38	%)4	(0.30	%)5	(0.68	%)6	(0.38	%)4	(0.25	%)5	(0.48	%)6	(0.38	%)4	(0.63	%)5	(0.34	%)6
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%		1.95%		1.38%		1.07%		1.95%		2.13%		1.82%		0.95%		1.13%		0.82%
* Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended July 31, 2011 of the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of July 31, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2 “Other Expenses” and “Acquired Fund Fees and Expenses” have been restated to reflect estimated amounts for the current fiscal year.

3 Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund’s contractual expense caps of 0.33%, 1.08%, 1.08% and 0.08% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund’s asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.

4 FTAM has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 37-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

5 Touchstone Advisors and Touchstone Strategic Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.64%, 1.39% and 0.39% for Class A shares, Class C shares and Class Y shares, respectively.   This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

6 Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08% and 0.08% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Following expiration of the one year contractual fee waiver period, the expense limitation for the Fund will revert to the pre-merger expense limitation levels, which are presented in footnote 5 above.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

Fifth Third LifeModel Moderately Conservative FundSM (Acquired Fund) and Touchstone Conservative Allocation Fund (Acquiring Fund)*
	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transactions (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transactions (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transactions (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		5.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	-		-		Up to $15		Up to $15		-		Up to $15		Up to $15		-		Up to $15		Up to $15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.15%		0.15%		0.20%		0.20%		0.15%		0.20%		0.20%		0.15%		0.20%		0.20%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.25%		0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.49%		0.49%		0.47	%2	0.47%		0.74%		0.48	%2	0.43%		0.49%		0.80	%2	0.26%
Acquired Fund Fees and Expenses	0.82	%3	0.82	%3	0.61	%2	0.61%		0.82	%3	0.61	%2	0.61%		0.82	%3	0.61	%2	0.61%
Total Annual Fund Operating Expenses	1.71	%3	2.46	%3	1.53%		1.53%		2.46	%3	2.29%		2.24%		1.46	%3	1.61%		1.07%
Fee Waivers and/or Expense Reimbursement	(0.56	%)4	(0.56	%)4	(0.31	%)5	(0.59	%)6	(0.56	%)4	(0.32	%)5	(0.55	%)6	(0.56	%)4	(0.64	%)5	(0.38	%)6
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%		1.90%		1.22%		0.94%		1.90%		1.97%		1.69%		0.90%		0.97%		0.69%
* Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended July 31, 2011 of the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of July 31, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2 “Other Expenses” and “Acquired Fund Fees and Expenses” have been restated to reflect estimated amounts for the current fiscal year.

3 Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund’s contractual expense caps of 0.33%, 1.08%, 1.08% and 0.08% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund’s asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.

4 FTAM has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 37-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

5 Touchstone Advisors and Touchstone Strategic Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.61%, 1.36% and 0.36% for Class A shares, Class C shares and Class Y shares, respectively.   This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

6 Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08% and 0.08% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Following expiration of the one year contractual fee waiver period, the expense limitation for the Fund will revert to the pre-merger expense limitation levels, which are presented in footnote 5 above.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

Fifth Third LifeModel Conservative FundSM (Acquired Fund) and Touchstone Conservative Allocation Fund (Acquiring Fund)*
	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transactions (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transactions (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transactions (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		5.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	-		-		Up to $15		Up to $15		-		Up to $15		Up to $15		-		Up to $15		Up to $15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.15%		0.15%		0.20%		0.20%		0.15%		0.20%		0.20%		0.15%		0.20%		0.20%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.25%		0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.57%		0.57%		0.47	%2	0.47%		0.82%		0.48	%2	0.43%		0.57%		0.80	%2	0.26%
Acquired Fund Fees and Expenses	0.72	%3	0.72	%3	0.61	%2	0.61%		0.72	%3	0.61	%2	0.61%		0.72	%3	0.61	%2	0.61%
Total Annual Fund Operating Expenses	1.69	%3	2.44	%3	1.53%		1.53%		2.44	%3	2.29%		2.24%		1.44	%3	1.61%		1.07%
Fee Waivers and/or Expense Reimbursement	(0.64	%)4	(0.64	%)4	(0.31	%)5	(0.59	%)6	(0.64	%)4	(0.32	%)5	(0.55	%)6	(0.64	%)4	(0.64	%)5	(0.38	%)6
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%		1.80%		1.22%		0.94%		1.80%		1.97%		1.69%		0.80%		0.97%		0.69%
* Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended July 31, 2011 of the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of July 31, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2 “Other Expenses” and “Acquired Fund Fees and Expenses” have been restated to reflect estimated amounts for the current fiscal year.

3 Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund’s contractual expense caps of 0.33%, 1.08%, 1.08% and 0.08% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund’s asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.

4 FTAM has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 37-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

5 Touchstone Advisors and Touchstone Strategic Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.61%, 1.36% and 0.36% for Class A shares, Class C shares and Class Y shares, respectively.   This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

6 Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08% and 0.08% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Following expiration of the one year contractual fee waiver period, the expense limitation for the Fund will revert to the pre-merger expense limitation levels, which are presented in footnote 5 above.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

Fifth Third Micro Cap Value Fund (Acquired Fund) and Touchstone Micro Cap Value Fund (Acquiring Fund)*
	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund after Transaction (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund after Transaction (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund after Transaction (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		1.00%		1.00%		None		None
Wire Redemption Fee	-		-		Up to $15		-		Up to $15		-		Up to $15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.75%		1.00%		None		None
Other Expenses	0.71%		0.71%		0.54	%4	0.96%		0.53	%4	0.71%		0.56	%4
Acquired Fund Fees and Expenses	0.02	%2	0.02	%2	0.02%		0.02	%2	0.02%		0.02	%2	0.02%
Total Annual Fund Operating Expenses	1.98%		2.73%		1.81%		2.73%		2.55%		1.73%		1.58%
Fee Waivers and/or Expense Reimbursement	(0.36	%)3	(0.36	%)3	(0.19	%)5	(0.36	%)3	(0.18	%)5	(0.36	%)3	(0.21	%)5
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.62%		2.37%		1.62%		2.37%		2.37%		1.37%		1.37%
*              * Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended of the Acquired Fund (July 31, 2011). Pro forma numbers are estimated as if the Reorganization had been completed as of July 31, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2 The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund’s Annual Report dated July 31, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.

3 FTAM has contractually agreed to waive fees and expenses through November 23, 2012.  Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

4 “Other Expenses” have been restated to reflect estimated amounts for the current fiscal year.

5 Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.60%, 2.35% and 1.35% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

Fifth Third Small Cap Value Fund (Acquired Fund) and Touchstone Small Company Value Fund (Acquiring Fund)*
	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund after Transaction (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund after Transaction (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund after Transaction (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		1.00%		1.00%		None		None
Wire Redemption Fee	-		-		Up to $15		-		Up to $15		-		Up to $15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.90%		0.90%		0.90%		0.90%		0.90%		0.90%		0.90%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.75%		1.00%		None		None
Other Expenses	0.45%		0.45%		0.59	%4	0.70%		0.70	%4	0.45%		0.34	%4
Acquired Fund Fees and Expenses	0.01	%2	0.01	%2	0.01%		0.01	%2	0.01%		0.01	%2	0.01%
Total Annual Fund Operating Expenses	1.61%		2.36%		1.75%		2.36%		2.61%		1.36%		1.25%
Fee Waivers and/or Expense Reimbursement	(0.40	%)3	(0.40	%)3	(0.54	%)5	(0.40	%)3	(0.65	%)5	(0.40	%)3	(0.29	%)5
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.21%		1.96%		1.21%		1.96%		1.96%		0.96%		0.96%

1 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2 The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund’s Annual Report dated July 31, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.

3 FTAM has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

4 “Other Expenses” have been restated to reflect estimated amounts for the current fiscal year.

5 Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95% and 0.95% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

Fifth Third International Equity Fund (Acquired Fund) and Touchstone International Value Fund (Acquiring Fund)*
	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund after Transactions (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund after Transactions (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund after Transactions (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		1.00%		1.00%		None		None
Wire Redemption Fee	-		-		Up to $15		-		Up to $15		-		Up to $15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.75%		1.00%		None		None
Other Expenses
Interest Expense	0.01%		0.01%		0.01	%4	0.01%		0.01	%4	0.01%		0.01	%4
Other Operating Expenses	0.35%		0.35%		0.46	%4	0.60%		2.03	%4	0.35%		0.38	%4
Total Other Expenses	0.36%		0.36%		0.47	%4	0.61%		2.04	%4	0.36%		0.39	%4
Acquired Fund Fees and Expenses	0.01	%2	0.01	%2	0.01%		0.01	%2	0.01%		0.01	%2	0.01%
Total Annual Fund Operating Expenses	1.62%		2.37%		1.73%		2.37%		4.05%		1.37%		1.40%
Fee Waivers and/or Expense Reimbursement	(0.24	%)3	(0.24	%)3	(0.35	%)5	(0.24	%)3	(1.92	%)5	(0.24	%)3	(0.27	%)5
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.38%		2.13%		1.38%		2.13%		2.13%		1.13%		1.13%
* Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended of the Acquired Fund (July 31, 2011). Pro forma numbers are estimated as if the Reorganization had been completed as of July 31, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2 The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund’s Annual Report dated July 31, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.

3 FTAM has contractually agreed to waive fees and expenses through November 23, 2012.  Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

4 “Other Expenses” have been restated to reflect estimated amounts for the current fiscal year.

5 Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.36%, 2.11% and 1.11% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

Fifth Third Strategic Income Fund (Acquired Fund) and Touchstone Strategic Income Fund (Acquiring Fund)*
	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund after Transactions (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund after Transactions (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund after Transactions (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		1.00%		1.00%		None		None
Wire Redemption Fee	-		-		Up to $15		-		Up to $15		-		Up to $15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	1.00%		1.00%		0.70%		1.00%		0.70%		1.00%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.75%		1.00%		None		None
Other Expenses	0.36%		0.36%		0.37	%4	0.61%		0.39	%4	0.36%		0.33	%4
Acquired Fund Fees and Expenses	0.05	%2	0.05	%2	0.05%		0.05	%2	0.05%		0.05	%2	0.05%
Total Annual Fund Operating Expenses	1.66%		2.41%		1.37%		2.41%		2.14%		1.41%		1.08%
Fee Waivers and/or Expense Reimbursement	(0.67	%)3	(0.67	%)3	(0.38	%)5	(0.67	%)3	(0.40	%)5	(0.67	%)3	(0.34	%)5
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%		1.74%		0.99%		1.74%		1.74%		0.74%		0.74%

1 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2 The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund’s Annual Report dated July 31, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.

3 FTAM has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

4 “Other Expenses” have been restated to reflect estimated amounts for the current fiscal year.

5 Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.94%, 1.69% and 0.69% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

Expense Examples

Fifth Third Quality Growth Fund (Acquired Fund) and Touchstone Large Cap Growth Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limitations for the Acquired Fund, Acquiring Fund and Acquiring Fund (Pro Forma) remain in effect for a period of one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third Quality Growth Fund Class A	$617	$900	$1,204	$2,065	$617	$900	$1,204	$2,065
Fifth Third Quality Growth Fund Class B	$698	$951	$1,330	$2,261	$198	$651	$1,130	$2,261
Touchstone Large Cap Growth Fund Class A	$695	$969	$1,263	$2,097	$695	$969	$1,263	$2,097
Touchstone Large Cap Growth Fund (Pro Forma) Class A	$690	$962	$1,254	$2,083	$690	$962	$1,254	$2,083
Fifth Third Quality Growth Fund Class C	$298	$651	$1,130	$2,453	$198	$651	$1,130	$2,453
Touchstone Large Cap Growth Fund Class C	$303	$646	$1,115	$2,414	$203	$646	$1,115	$2,414
Touchstone Large Cap Growth Fund (Pro Forma) Class C	$298	$646	$1,119	$2,429	$198	$646	$1,119	$2,429
Fifth Third Quality Growth Fund Institutional	$97	$342	$607	$1,363	$97	$342	$607	$1,363
Touchstone Large Cap Growth Fund Class Y	$101	$347	$613	$1,373	$101	$347	$613	$1,373
Touchstone Large Cap Growth Fund (Pro Forma) Class Y	$97	$326	$574	$1,284	$97	$326	$574	$1,284

Fifth Third Mid Cap Growth Fund (Acquired Fund) and Touchstone Growth Opportunities Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limitations for the Acquired Fund, Acquiring Fund and Acquiring Fund (Pro Forma) remain in effect for a period of one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third Mid Cap Growth Fund Class A	$617	$924	$1,252	$2,179	$617	$924	$1,252	$2,179
Fifth Third Mid Cap Growth Fund Class B	$699	$976	$1,379	$2,374	$199	$676	$1,179	$2,374
Touchstone Growth Opportunities Fund Class A	$694	$984	$1,295	$2,174	$694	$984	$1,295	$2,174
Touchstone Growth Opportunities Fund (Pro Forma) Class A	$690	$966	$1,262	$2,103	$690	$966	$1,262	$2,103
Fifth Third Mid Cap Growth Fund Class C	$299	$676	$1,179	$2,563	$199	$676	$1,179	$2,563
Touchstone Growth Opportunities Fund Class C	$302	$720	$1,264	$2,751	$202	$720	$1,264	$2,751
Touchstone Growth Opportunities Fund (Pro Forma) Class C	$298	$708	$1,244	$2,711	$198	$708	$1,244	$2,711
Fifth Third Mid Cap Growth Fund Institutional	$98	$369	$660	$1,488	$98	$369	$660	$1,488
Touchstone Growth Opportunities Fund Class Y	$101	$407	$735	$1,665	$101	$407	$735	$1,665
Touchstone Growth Opportunities Fund (Pro Forma) Class Y	$97	$360	$644	$1,453	$97	$360	$644	$1,453

Fifth Third Disciplined Large Cap Value Fund (Acquired Fund) and Touchstone Value Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund remain in effect for a period of one year, the expense limits for the Acquiring Fund remain in effect for the length of the contractual limit and the expense limits Acquiring Fund (Pro Forma) remain in effect for the length of the contractual limits.  The expense examples show the costs with respect to the Touchstone Value Fund on a pro forma basis after giving effect to the proposed Reorganizations among the Touchstone Value Fund, the Fifth Third Disciplined Large Cap Value Fund, and the Fifth Third All Cap Value Fund, based on combined net assets as if the transactions had occurred on March 31, 2012.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third Disciplined Large Cap Value Fund Class A	$597	$872	$1,168	$2,008	$597	$872	$1,168	$2,008
Fifth Third Disciplined Large Cap Value Fund Class B	$678	$923	$1,294	$2,205	$178	$623	$1,094	$2,205
Touchstone Value Fund Class A	$690	$997	$1,389	$2,484	$690	$997	$1,389	$2,484
Touchstone Value Fund (Pro Forma) Class A	$671	$983	$1,348	$2,370	$671	$983	$1,348	$2,370
Fifth Third Disciplined Large Cap Value Fund Class C	$278	$623	$1,094	$2,397	$178	$623	$1,094	$2,397
Touchstone Value Fund Class C	$298	$650	$1,167	$2,586	$198	$650	$1,167	$2,586
Touchstone Value Fund (Pro Forma) Class C	$278	$739	$1,388	$3,131	$178	$739	$1,388	$3,131
Fifth Third Disciplined Large Cap Value Fund Institutional	$77	$314	$570	$1,303	$77	$314	$570	$1,303
Touchstone Value Fund Class Y	$97	$327	$600	$1,381	$97	$327	$600	$1,381
Touchstone Value Fund (Pro Forma) Class Y	$77	$291	$528	$1,209	$77	$291	$528	$1,209

Fifth Third All Cap Value Fund (Acquired Fund) and Touchstone Value Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund remain in effect for a period of one year, the expense limits for the Acquiring Fund remain in effect for the length of the contractual limit and the expense limits Acquiring Fund (Pro Forma) remain in effect for the length of the contractual limits.  The expense examples show the costs with respect to the Touchstone Value Fund on a pro forma basis after giving effect to the proposed Reorganizations among the Touchstone Value Fund, the Fifth Third Disciplined Large Cap Value Fund, and the Fifth Third All Cap Value Fund, based on combined net assets as if the transactions had occurred on March 31, 2012.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third All Cap Value Fund Class A	$607	$955	$1,327	$2,368	$607	$955	$1,327	$2,368
Fifth Third All Cap Value Fund Class B	$689	$1,009	$1,456	$2,562	$189	$709	$1,256	$2,562
Touchstone Value Fund Class A	$690	$997	$1,389	$2,484	$690	$997	$1,389	$2,484
Touchstone Value Fund (Pro Forma) Class A	$671	$983	$1,348	$2,370	$671	$983	$1,348	$2,370
Fifth Third All Cap Value Fund Class C	$289	$709	$1,256	$2,749	$189	$709	$1,256	$2,749
Touchstone Value Fund Class C	$298	$650	$1,167	$2,586	$198	$650	$1,167	$2,586
Touchstone Value Fund (Pro Forma) Class C	$278	$739	$1,388	$3,131	$178	$739	$1,388	$3,131
Fifth Third All Cap Value Fund Institutional	$88	$403	$741	$1,694	$88	$403	$741	$1,694
Touchstone Value Fund Class Y	$97	$327	$600	$1,381	$97	$327	$600	$1,381
Touchstone Value Fund (Pro Forma) Class Y	$77	$291	$528	$1,209	$77	$291	$528	$1,209

Fifth Third High Yield Bond Fund (Acquired Fund) and Touchstone High Yield Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limitations for the Acquired Fund, the Acquiring Fund and the Acquiring Fund (Pro Forma) remain in effect for a period of one year.   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third High Yield Bond Fund Class A	$572	$859	$1,166	$2,037	$572	$859	$1,166	$2,037
Fifth Third High Yield Bond Fund Class B	$677	$933	$1,315	$2,254	$177	$633	$1,115	$2,254
Touchstone High Yield Fund Class A	$577	$820	$1,081	$1,828	$577	$820	$1,081	$1,828
Touchstone High Yield Fund (Pro Forma) Class A	$571	$804	$1,055	$1,772	$571	$804	$1,055	$1,772
Fifth Third High Yield Bond Fund Class C	$277	$633	$1,115	$2,445	$177	$633	$1,115	$2,445
Touchstone High Yield Fund Class C	$283	$631	$1,106	$2,417	$183	$631	$1,106	$2,417
Touchstone High Yield Fund (Pro Forma) Class C	$277	$611	$1,071	$2,345	$177	$611	$1,071	$2,345
Fifth Third High Yield Bond Fund Institutional	$76	$325	$591	$1,355	$76	$325	$591	$1,355
Touchstone High Yield Fund Class Y	$82	$292	$520	$1,174	$82	$292	$520	$1,174
Touchstone High Yield Fund (Pro Forma) Class Y	$76	$258	$456	$1,028	$76	$258	$456	$1,028

Fifth Third Short Term Bond Fund (Acquired Fund) and Touchstone Ultra Short Duration Fixed Income Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund remain in effect for a period of one year, the expense limits for the Acquiring Fund remain in effect for the length of the contractual limit and the expense limits Acquiring Fund (Pro Forma) remain in effect for the length of the contractual limit.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third Short Term Bond Fund Class A	$372	$594	$833	$1,519	$372	$594	$833	$1,519
Touchstone Ultra Short Duration Fixed Income Fund Class A	$271	$443	$651	$1,250	$271	$443	$651	$1,250
Touchstone Ultra Short Duration Fixed Income Fund (Pro Forma) Class A	$271	$453	$666	$1,277	$271	$453	$666	$1,277
Fifth Third Short Term Bond Fund Class C	$250	$536	$946	$2,092	$150	$536	$946	$2,092
Touchstone Ultra Short Duration Fixed Income Fund Class C	$223	$402	$719	$1,618	$123	$402	$719	$1,618
Touchstone Ultra Short Duration Fixed Income Fund (Pro Forma) Class C	$223	$425	$766	$1,731	$123	$425	$766	$1,731
Fifth Third Short Term Bond Fund Institutional	$48	$223	$413	$962	$48	$223	$413	$962
Touchstone Ultra Short Duration Fixed Income Fund Class Y	$47	$172	$334	$804	$47	$172	$334	$804
Touchstone Ultra Short Duration Fixed Income Fund (Pro Forma) Class Y	$47	$160	$289	$664	$47	$160	$289	$664

Fifth Third Total Return Bond Fund (Acquired Fund) and Touchstone Core Bond Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund remain in effect for a period of one year, the expense limits for the Acquiring Fund remain in effect for the length of the contractual limit and the expense limits Acquiring Fund (Pro Forma) remain in effect for the length of the contractual limit.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third Total Return Bond Fund Class A	$561	$798	$1,053	$1,782	$561	$798	$1,053	$1,782
Fifth Third Total Return Bond Fund Class B	$667	$871	$1,201	$2,003	$167	$571	$1,001	$2,003
Touchstone Core Bond Fund Class A	$557	$778	$1,064	$1,880	$557	$778	$1,064	$1,880
Touchstone Core Bond Fund (Pro Forma) Class A	$557	$773	$1,025	$1,774	$557	$773	$1,025	$1,774
Fifth Third Total Return Bond Fund Class C	$267	$571	$1,001	$2,198	$167	$571	$1,001	$2,198
Touchstone Core Bond Fund Class C	$262	$594	$1,145	$2,651	$162	$594	$1,145	$2,651
Touchstone Core Bond Fund (Pro Forma) Class C	$262	$601	$1,110	$2,510	$162	$601	$1,110	$2,510
Fifth Third Total Return Bond Fund Institutional	$65	$261	$473	$1,083	$65	$261	$473	$1,083
Touchstone Core Bond Fund Class Y	$60	$236	$474	$1,158	$60	$236	$474	$1,158
Touchstone Core Bond Fund (Pro Forma) Class Y	$60	$209	$379	$874	$60	$209	$379	$874

Fifth Third LifeModel Aggressive FundSM (Acquired Fund) and Touchstone Growth Allocation Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund remain in effect for a period of one year, the expense limits for the Acquiring Fund remain in effect for the length of the contractual limit and the expense limits Acquiring Fund (Pro Forma) remain in effect for the length of the contractual limits.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third LifeModel Aggressive FundSM Class A	$635	$1,013	$1,415	$2,536	$635	$1,013	$1,415	$2,536
Fifth Third LifeModel Aggressive FundSM Class B	$717	$1,067	$1,544	$2,728	$217	$767	$1,344	$2,728
Touchstone Growth Allocation Fund Class A	$719	$1,074	$1,505	$2,700	$719	$1,074	$1,505	$2,700
Touchstone Growth Allocation Fund (Pro Forma) Class A	$696	$1,066	$1,489	$2,662	$696	$1,066	$1,489	$2,662
Fifth Third LifeModel Aggressive FundSM Class C	$317	$767	$1,344	$2,911	$217	$767	$1,344	$2,911
Touchstone Growth Allocation Fund Class C	$328	$754	$1,357	$2,989	$228	$754	$1,357	$2,989
Touchstone Growth Allocation Fund (Pro Forma) Class C	$304	$736	$1,318	$2,900	$204	$736	$1,318	$2,900
Fifth Third LifeModel Aggressive FundSM Institutional	$116	$462	$832	$1,872	$116	$462	$832	$1,872
Touchstone Growth Allocation Fund Class Y	$127	$444	$832	$1,920	$127	$444	$832	$1,920
Touchstone Growth Allocation Fund (Pro Forma) Class Y	$103	$399	$727	$1,657	$103	$399	$727	$1,657

Fifth Third LifeModel Moderately Aggressive FundSM (Acquired Fund) and Touchstone Moderate Growth Allocation Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund remain in effect for a period of one year, the expense limits for the Acquiring Fund remain in effect for the length of the contractual limit and the expense limits Acquiring Fund (Pro Forma) remain in effect for the length of the contractual limits.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third LifeModel Moderately Aggressive FundSM Class A	$626	$984	$1,366	$2,433	$626	$984	$1,366	$2,433
Fifth Third LifeModel Moderately Aggressive FundSM Class B	$708	$1,038	$1,495	$2,628	$208	$738	$1,295	$2,628
Touchstone Moderate Growth Allocation Fund Class A	$711	$1,044	$1,446	$2,567	$711	$1,044	$1,446	$2,567
Touchstone Moderate Growth Allocation Fund (Pro Forma) Class A	$688	$1,042	$1,446	$2,574	$688	$1,042	$1,446	$2,574
Fifth Third LifeModel Moderately Aggressive FundSM Class C	$308	$738	$1,295	$2,812	$208	$738	$1,295	$2,812
Touchstone Moderate Growth Allocation Fund Class C	$320	$721	$1,292	$2,844	$220	$721	$1,292	$2,844
Touchstone Moderate Growth Allocation Fund (Pro Forma) Class C	$296	$700	$1,250	$2,751	$196	$700	$1,250	$2,751
Fifth Third LifeModel Moderately Aggressive FundSM Institutional	$107	$432	$780	$1,762	$107	$432	$780	$1,762
Touchstone Moderate Growth Allocation Fund Class Y	$119	$450	$884	$2,093	$119	$450	$884	$2,093
Touchstone Moderate Growth Allocation Fund (Pro Forma) Class Y	$95	$374	$685	$1,568	$95	$374	$685	$1,568

Fifth Third LifeModel Moderate FundSM (Acquired Fund) and Touchstone Balanced Allocation Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund remain in effect for a period of one year, the expense limits for the Acquiring Fund remain in effect for the length of the contractual limit and the expense limits Acquiring Fund (Pro Forma) remain in effect for the length of the contractual limits.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third LifeModel Moderate FundSM Class A	$616	$938	$1,282	$2,251	$616	$938	$1,282	$2,251
Fifth Third LifeModel Moderate FundSM Class B	$698	$991	$1,410	$2,447	$198	$691	$1,210	$2,447
Touchstone Balanced Allocation Fund Class A	$707	$1,017	$1,381	$2,399	$707	$1,017	$1,381	$2,399
Touchstone Balanced Allocation Fund (Pro Forma) Class A	$678	$1,011	$1,389	$2,447	$678	$1,011	$1,389	$2,447
Fifth Third LifeModel Moderate FundSM Class C	$298	$691	$1,210	$2,635	$198	$691	$1,210	$2,635
Touchstone Balanced Allocation Fund Class C	$316	$695	$1,227	$2,685	$216	$695	$1,227	$2,685
Touchstone Balanced Allocation Fund (Pro Forma) Class C	$285	$662	$1,177	$2,590	$185	$662	$1,177	$2,590
Fifth Third LifeModel Moderate FundSM Institutional	$97	$384	$692	$1,568	$97	$384	$692	$1,568
Touchstone Balanced Allocation Fund Class Y	$115	$428	$833	$1,965	$115	$428	$833	$1,965
Touchstone Balanced Allocation Fund (Pro Forma) Class Y	$84	$333	$603	$1,377	$84	$333	$603	$1,377

Fifth Third LifeModel Moderately Conservative FundSM (Acquired Fund) and Touchstone Conservative Allocation Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund remain in effect for a period of one year, the expense limits for the Acquiring Fund remain in effect for the length of the contractual limit and the expense limits Acquiring Fund (Pro Forma) remain in effect for the length of the contractual limits.  The expense examples show the costs with respect to the Touchstone Conservative Allocation Fund on a pro forma basis after giving effect to the proposed Reorganization among the Touchstone Conservative Allocation Fund, the Fifth Third LifeModel Moderately Conservative FundSM, and the Fifth Third LifeModel Conservative FundSM, based on combined net assets as if the transactions had occurred on July 31, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third LifeModel Moderately Conservative FundSM Class A	$611	$960	$1,332	$2,374	$611	$960	$1,332	$2,374
Fifth Third LifeModel Moderately Conservative FundSM Class B	$693	$1,013	$1,460	$2,569	$193	$713	$1,260	$2,569
Touchstone Conservative Allocation Fund Class A	$692	$971	$1,304	$2,243	$692	$971	$1,304	$2,243
Touchstone Conservative Allocation Fund (Pro Forma) Class A	$665	$957	$1,291	$2,230	$665	$957	$1,291	$2,230
Fifth Third LifeModel Moderately Conservative FundSM Class C	$293	$713	$1,260	$2,754	$193	$713	$1,260	$2,754
Touchstone Conservative Allocation Fund Class C	$300	$652	$1,165	$2,573	$200	$652	$1,165	$2,573
Touchstone Conservative Allocation Fund (Pro Forma) Class C	$272	$631	$1,134	$2,519	$172	$631	$1,134	$2,519
Fifth Third LifeModel Moderately Conservative FundSM Institutional	$92	$407	$745	$1,699	$92	$407	$745	$1,699
Touchstone Conservative Allocation Fund Class Y	$99	$379	$751	$1,796	$99	$379	$751	$1,796
Touchstone Conservative Allocation Fund (Pro Forma) Class Y	$70	$296	$547	$1,266	$70	$296	$547	$1,266

Fifth Third LifeModel Conservative FundSM (Acquired Fund) and Touchstone Conservative Allocation Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund remain in effect for a period of one year, the expense limits for the Acquiring Fund remain in effect for the length of the contractual limit and the expense limits Acquiring Fund (Pro Forma) remain in effect for the length of the contractual limits.  The expense examples show the costs with respect to the Touchstone Conservative Allocation Fund on a pro forma basis after giving effect to the proposed Reorganization among the Touchstone Conservative Allocation Fund, the Fifth Third LifeModel Moderately Conservative FundSM, and the Fifth Third LifeModel Conservative FundSM, based on combined net assets as if the transactions had occurred on July 31, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third LifeModel Conservative FundSM Class A	$602	$947	$1,315	$2,347	$602	$947	$1,315	$2,347
Fifth Third LifeModel Conservative FundSM Class B	$683	$1,000	$1,443	$2,543	$183	$700	$1,243	$2,543
Touchstone Conservative Allocation Fund Class A	$692	$971	$1,304	$2,243	$692	$971	$1,304	$2,243
Touchstone Conservative Allocation Fund (Pro Forma) Class A	$665	$957	$1,291	$2,230	$665	$957	$1,291	$2,230
Fifth Third LifeModel Conservative FundSM Class C	$283	$700	$1,243	$2,729	$183	$700	$1,243	$2,729
Touchstone Conservative Allocation Fund Class C	$300	$652	$1,165	$2,573	$200	$652	$1,165	$2,573
Touchstone Conservative Allocation Fund (Pro Forma) Class C	$272	$631	$1,134	$2,519	$172	$631	$1,134	$2,519
Fifth Third LifeModel Conservative FundSM Institutional	$82	$393	$727	$1,671	$82	$393	$727	$1,671
Touchstone Conservative Allocation Fund Class Y	$99	$379	$751	$1,796	$99	$379	$751	$1,796
Touchstone Conservative Allocation Fund (Pro Forma) Class Y	$70	$296	$547	$1,266	$70	$296	$547	$1,266

Fifth Third Micro Cap Value Fund (Acquired Fund) and Touchstone Micro Cap Value Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund and the Acquiring Fund (Pro Forma) remain in effect for a period of one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third Micro Cap Value Fund Class A	$656	$1,056	$1,481	$2,661	$656	$1,056	$1,481	$2,661
Fifth Third Micro Cap Value Fund Class B	$740	$1,112	$1,611	$2,851	$240	$812	$1,411	$2,851
Touchstone Micro Cap Value Fund (Pro Forma) Class A	$730	$1,094	$1,482	$2,567	$730	$1,094	$1,482	$2,567
Fifth Third Micro Cap Value Fund Class C	$340	$812	$1,411	$3,032	$240	$812	$1,411	$3,032
Touchstone Micro Cap Value Fund (Pro Forma) Class C	$340	$775	$1,337	$2,867	$240	$775	$1,337	$2,867
Fifth Third Micro Cap Value Fund Institutional	$139	$509	$903	$2,008	$139	$509	$903	$2,008
Touchstone Micro Cap Value Fund (Pro Forma) Class Y	$139	$477	$839	$1,855	$139	$477	$839	$1,855

Fifth Third Small Cap Value Fund (Acquired Fund) and Touchstone Small Company Value Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund and the Acquiring Fund (Pro Forma) remain in effect for a period of one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third Small Cap Value Fund Class A	$617	$945	$1,295	$2,282	$617	$945	$1,295	$2,282
Fifth Third Small Cap Value Fund Class B	$699	$998	$1,423	$2,476	$199	$698	$1,223	$2,476
Touchstone Small Company Value Fund (Pro Forma) Class A	$691	$1,043	$1,419	$2,471	$691	$1,043	$1,419	$2,471
Fifth Third Small Cap Value Fund Class C	$299	$698	$1,223	$2,664	$199	$698	$1,223	$2,664
Touchstone Small Company Value Fund (Pro Forma) Class C	$299	$749	$1,326	$2,893	$199	$749	$1,326	$2,893
Fifth Third Small Cap Value Fund Institutional	$98	$391	$706	$1,599	$98	$391	$706	$1,599
Touchstone Small Company Value Fund (Pro Forma) Class Y	$98	$367	$657	$1,483	$98	$367	$657	$1,483

Fifth Third International Equity Fund (Acquired Fund) and Touchstone International Value Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund and the Acquiring Fund (Pro Forma) remain in effect for a period of one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third International Equity Fund Class A	$633	$963	$1,315	$2,306	$633	$963	$1,315	$2,306
Fifth Third International Equity Fund Class B	$716	$1,016	$1,443	$2,500	$216	$716	$1,243	$2,500
Touchstone International Value Fund (Pro Forma) Class A	$707	$1,055	$1,427	$2,468	$707	$1,055	$1,427	$2,468
Fifth Third International Equity Fund Class C	$316	$716	$1,243	$2,687	$216	$716	$1,243	$2,687
Touchstone International Value Fund (Pro Forma) Class C	$316	$1,056	$1,912	$4,126	$216	$1,056	$1,912	$4,126
Fifth Third International Equity Fund Institutional	$115	$410	$727	$1,625	$115	$410	$727	$1,625
Touchstone International Value Fund (Pro Forma) Class Y	$115	$416	$739	$1,654	$115	$416	$739	$1,654

Fifth Third Strategic Income Fund (Acquired Fund) and Touchstone Strategic Income Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund and the Acquiring Fund (Pro Forma) remain in effect for a period of one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third Strategic Income Fund Class A	$596	$936	$1,298	$2,316	$596	$936	$1,298	$2,316
Fifth Third Strategic Income Fund Class B	$677	$988	$1,427	$2,513	$177	$688	$1,227	$2,513
Touchstone Strategic Income Fund (Pro Forma) Class A	$670	$949	$1,248	$2,095	$670	$949	$1,248	$2,095
Fifth Third Strategic Income Fund Class C	$277	$688	$1,227	$2,700	$177	$688	$1,227	$2,700
Touchstone Strategic Income Fund (Pro Forma) Class C	$277	$631	$1,111	$2,437	$177	$631	$1,111	$2,437
Fifth Third Strategic Income Fund Institutional	$76	$381	$709	$1,637	$76	$381	$709	$1,637
Touchstone Strategic Income Fund (Pro Forma) Class Y	$76	$309	$560	$1,282	$76	$309	$560	$1,282

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Funds’ performance.  The table below indicates each Fund’s portfolio turnover rate for its most recent fiscal year.

Acquired Funds	Fiscal Year End	Portfolio Turnover Rate	Acquiring Funds	Fiscal Year End	Portfolio Turnover Rate
Fifth Third Quality Growth Fund	7/31/11	88%	Touchstone Large Cap Growth Fund	3/31/12	91%
Fifth Third Mid Cap Growth Fund	7/31/11	111%	Touchstone Growth Opportunities Fund	3/31/12	204%
Fifth Third Disciplined Large Cap Value Fund	7/31/11	72%	Touchstone Value Fund*	3/31/12	15%
Fifth Third All Cap Value Fund	7/31/11	59%	Touchstone Value Fund*	3/31/12	15%
Fifth Third High Yield Bond Fund	7/31/11	81%	Touchstone High Yield Fund	9/30/11	62%
Fifth Third Short Term Bond Fund	7/31/11	61%	Touchstone Ultra Short Duration Fixed Income Fund	9/30/11	144%
Fifth Third Total Return Bond Fund	7/31/11	60%	Touchstone Core Bond Fund	9/30/11	319%
Fifth Third LifeModel Aggressive FundSM	7/31/11	18%	Touchstone Growth Allocation Fund*	7/31/11	8%
Fifth Third LifeModel Moderately Aggressive FundSM	7/31/11	18%	Touchstone Moderate Growth Allocation Fund*	7/31/11	9%
Fifth Third LifeModel Moderate FundSM	7/31/11	20%	Touchstone Balanced Allocation Fund*	7/31/11	6%
Fifth Third LifeModel Moderately Conservative FundSM	7/31/11	25%	Touchstone Conservative Allocation Fund*	7/31/11	13%
Fifth Third LifeModel Conservative FundSM	7/31/11	25%	Touchstone Conservative Allocation Fund*	7/31/11	13%
Fifth Third Micro Cap Value Fund**	7/31/11	59%	Touchstone Micro Cap Value Fund	N/A	N/A***
Fifth Third Small Cap Value Fund****	7/31/11	93%	Touchstone Small Company Value Fund	N/A	N/A***
Fifth Third International Equity Fund****	7/31/11	131%	Touchstone International Value Fund	N/A	N/A***
Fifth Third Strategic Income Fund**	7/31/11	42%	Touchstone Strategic Income Fund	N/A	N/A***
* The Touchstone Value Fund changed its fiscal year end to June 30th.  Each of the Touchstone Growth Allocation Fund, the Touchstone Moderate Growth Allocation Fund, the Touchstone Balanced Allocation Fund and the Touchstone Conservative Allocation Fund changed its fiscal year end to December 31.
** The portfolio turnover rate of the corresponding Acquiring Fund is not expected to be substantially different than the turnover rate for the Acquired Fund given the continuity in the portfolio management team and principal investment strategies.
*** Each of Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund  is a newly organized series of Touchstone Strategic Trust that has been created for purposes of the Reorganization and will not commence operations until the date of the Reorganization.
****  The portfolio turnover rate of the corresponding Acquiring Fund may be different due to the Acquiring Fund having a different portfolio management team and certain differences in investment strategies.

How do the Funds’ performance records compare?

Fifth Third Quality Growth Fund (Acquired Fund) and Touchstone Large Cap Growth Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how each Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third Quality Growth Fund - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2003 +15.80%       Worst Quarter:  4th Quarter 2008 -22.70%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is 15.20%.

Touchstone Large Cap Growth Fund - Class A Total Returns as of December 31

Best Quarter:  3rd Quarter 2009 +14.98%       Worst Quarter:  4th Quarter 2008 -23.90%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is  +10.74%.

Fifth Third Quality Growth Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	11/20/92
Return Before Taxes		-4.84%	1.23%	0.29%
Return After Taxes on Distributions		-4.84%	0.51%	-0.11%
Return After Taxes on Distributions and Sale of Fund Shares		-3.15%	0.87%	0.15%
Class B Shares	10/11/00
Return Before Taxes		-5.53%	1.16%	0.20%
Class C Shares	4/25/96
Return Before Taxes		-0.58%	1.49%	0.04%
Institutional Shares	8/11/98
Return Before Taxes		0.38%	2.52%	1.05%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		2.64%	2.50%	2.60%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Large Cap Growth Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	12/19/97
Return Before Taxes		-1.15%	1.82%	3.60%
Return After Taxes on Distributions		-1.15%	1.80%	3.60%
Return After Taxes on Distributions and Sale of Fund Shares		-0.74%	1.55%	3.13%
Class C Shares**	10/4/03
Return Before Taxes		3.11%	2.39%	3.51%
Class Y Shares**	11/10/04
Return Before Taxes		5.19%	3.26%	4.39%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		2.64%	2.50%	2.60%
* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
** The Class C shares and Class Y shares performance was calculated using the historical performance of the Class A shares for the periods prior to October 4, 2003 for Class C shares and November 10, 2004 for Class Y shares. For the Class C shares, performance for this period has been restated to reflect the impact of Class C shares fees and expenses.

Fifth Third Mid Cap Growth Fund (Acquired Fund) and Touchstone Growth Opportunities Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how each Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third Mid Cap Growth Fund - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2003 +19.04%       Worst Quarter:  4th Quarter 2008 -27.67%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is 15.06%.

Touchstone Growth Opportunities Fund - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2003 +18.90%       Worst Quarter:  4th Quarter 2008 -24.04%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is  +17.56%.

Fifth Third Mid Cap Growth Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	11/2/92
Return Before Taxes		-2.11%	1.13%	2.85%
Return After Taxes on Distributions		-2.11%	0.03%	1.96%
Return After Taxes on Distributions and Sale of Fund Shares		-1.37%	0.66%	2.28%
Class B Shares	10/11/00
Return Before Taxes		-2.71%	1.12%	2.76%
Class C Shares	4/24/96
Return Before Taxes		2.21%	1.42%	2.61%
Institutional Shares	8/11/98
Return Before Taxes		3.28%	2.42%	3.64%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)		-1.65%	2.44%	5.29%
* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Growth Opportunities Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	9/29/95
Return Before Taxes		-13.49%	0.09%	0.66%
Return After Taxes on Distributions		-13.49%	0.07%	0.66%
Return After Taxes on Distributions and Sale of Fund Shares		-8.77%	0.07%	0.57%
Class C Shares	8/2/99
Return Before Taxes		-9.81%	0.73%	0.63%
Class Y Shares**	2/2/09
Return Before Taxes		-8.01%	1.43%	1.34%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)		2.18%	2.46%	2.74%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
** The Class Y shares performance was calculated using the historical performance of the Class A shares for the periods prior to February 2, 2009.

Fifth Third Disciplined Large Cap Value Fund (Acquired Fund) and Touchstone Value Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how each Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third Disciplined Large Cap Value Fund  - Class A Total Returns as of December 31

Best Quarter: 2nd Quarter 2003 +18.93%       Worst Quarter:  4th Quarter 2008 -22.70%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is 13.09%.

Touchstone Value Fund - Class Y Total Returns as of December 31

Best Quarter:  2nd Quarter 2003 +20.19%       Worst Quarter:  4th Quarter 2008 -19.56%

The year-to-date return for the Fund’s Class Y shares as of March 31, 2012 is  +11.18%.

Fifth Third Disciplined Large Cap Value Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	1/27/97
Return Before Taxes		-7.72%	-4.04%	3.10%
Return After Taxes on Distributions		-8.25%	-4.85%	1.91%
Return After Taxes on Distributions and Sale of Fund Shares		-5.02%	-3.69%	2.31%
Class B Shares	10/11/00
Return Before Taxes		-8.31%	-4.11%	3.02%
Class C Shares	1/27/97
Return Before Taxes		-3.53%	-3.77%	2.85%
Institutional Shares	8/11/98
Return Before Taxes		-2.61%	-2.81%	3.89%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		0.39%	-2.64%	3.89%
* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Value Fund - Average Annual Total Returns*, **
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class Y Shares	9/10/98
Return Before Taxes		4.45%	-1.24%	2.47%
Return After Taxes on Distributions		3.78%	-2.42%	0.63%
Return After Taxes on Distributions and Sale of Fund Shares		2.88%	-1.53%	1.80%
Class A Shares***	7/31/03
Return Before Taxes		-1.76%	-2.56%	2.21%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		0.39%	-2.64%	3.89%
* Class C shares began operations on April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
**  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.
***  Class A shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003. The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses.

Fifth Third All Cap Value Fund (Acquired Fund) and Touchstone Value Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how each Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of broad measures of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third All Cap Value Fund - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2003 +23.06%       Worst Quarter:  4th Quarter 2008 -24.57%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is 12.29%

Touchstone Value Fund - Class Y Total Returns as of December 31

Best Quarter:  2nd Quarter 2003 +20.19%       Worst Quarter:  4th Quarter 2008 -19.56%

The year-to-date return for the Fund’s Class Y shares as of March 31, 2012 is  +11.18%.

Fifth Third All Cap Value Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	8/13/01
Return Before Taxes		-9.65%	-4.58%	3.31%
Return After Taxes on Distributions		-10.05%	-5.70%	2.19%
Return After Taxes on Distributions and Sale of Fund Shares		-6.27%	-4.07%	2.72%
Class B Shares	8/13/01
Return Before Taxes		-10.32%	-4.64%	3.22%
Class C Shares	8/13/01
Return Before Taxes		-5.57%	-4.35%	3.06%
Institutional Shares	4/1/99
Return Before Taxes		-4.70%	-3.39%	4.09%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)		-0.10%	-2.58%	4.08%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)		-1.38%	0.04%	7.67%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Value Fund - Average Annual Total Returns*, **
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class Y Shares	9/10/98
Return Before Taxes		4.45%	-1.24%	2.47%
Return After Taxes on Distributions		3.78%	-2.42%	0.63%
Return After Taxes on Distributions and Sale of Fund Shares		2.88%	-1.53%	1.80%
Class A Shares***	7/31/03
Return Before Taxes		-1.76%	-2.56%	2.21%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		0.39%	-2.64%	3.89%
* Class C shares began operations on April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
**  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.
***  Class A shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003. The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses.

Fifth Third High Yield Bond Fund (Acquired Fund) and Touchstone High Yield Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how the Fifth Third High Yield Bond Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and how the Touchstone High Yield Fund’s average annual total returns for 1 year, 5 years and 10 years compare with a broad measure of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third High Yield Bond Fund - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2009 +22.73%       Worst Quarter:  4th Quarter 2008 -18.82%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is 4.40%.

Touchstone High Yield Fund - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2009 +22.23%       Worst Quarter:  3rd Quarter 2008 -20.40%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is +4.33%.

Fifth Third High Yield Bond Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception
Class A Shares	11/29/05
Return Before Taxes		-0.22%	6.15%	6.34%
Return After Taxes on Distributions		-2.56%	3.31%	3.56%
Return After Taxes on Distributions and Sale of Fund Shares		-0.17%	3.50%	3.70%
Class B Shares	11/29/05
Return Before Taxes		-0.94%	6.14%	6.44%
Class C Shares	11/29/05
Return Before Taxes		3.97%	6.47%	6.46%
Institutional Shares	11/29/05
Return Before Taxes		5.00%	7.54%	7.52%
BofA Merrill Lynch U.S. High Yield Cash Pay Index (reflects no deduction for fees, expenses or taxes)		4.50%	7.26%	8.01%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone High Yield Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	5/1/00
Return Before Taxes		0.51%	5.87%	7.20%
Return After Taxes on Distributions		-2.18%	2.70%	4.15%
Return After Taxes on Distributions and Sale of Fund Shares		0.30%	3.06%	4.30%
Class C Shares	5/23/00
Return Before Taxes		3.61%	6.10%	6.90%
Class Y Shares**	2/1/07
Return Before Taxes		5.75%	7.24%	7.89%
BofA Merrill Lynch U.S. High Yield Cash Pay Index (reflects no deduction for fees, expenses or taxes)		4.50%	7.26%	8.54%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
** The Class Y shares performance was calculated using the historical performance of the Class A shares for the period from May 1, 2000 through February 1, 2007.

Fifth Third Short Term Bond Fund (Acquired Fund) and Touchstone Ultra Short Duration Fixed Income Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how each Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of broad measures of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third Short Term Bond Fund - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2009 +4.00%       Worst Quarter:  4th Quarter 2008 -2.10%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is 0.96%.

Touchstone Ultra Short Duration Fixed Income Fund - Class Z* Total Returns as of December 31

Best Quarter:  3rd Quarter 2006 +1.95%       Worst Quarter: 3rd Quarter 2008 -0.24%

The year-to-date return for the Fund’s Class Z shares as of March 31, 2012 is +0.56%.

* Performance for Class A, Class C and Class Y shares is not shown because these share classes commenced operations on April 16, 2012. Returns are presented for Class Z shares, which are not being offered in the Reorganization. Class A, Class C and Class Y shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Fifth Third Short Term Bond Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	12/4/92
Return Before Taxes		-2.29%	2.62%	2.55%
Return After Taxes on Distributions		-2.81%	1.62%	1.39%
Return After Taxes on Distributions and Sale of Fund Shares		-1.49%	1.64%	1.48%
Class C Shares	8/1/03
Return Before Taxes		-0.08%	2.49%	2.06%
Institutional Shares	11/2/92
Return Before Taxes		1.04%	3.53%	3.09%
BofA Merrill Lynch 1-3 Year Government/Corporate Bond Index (reflects no deduction for fees, expenses or taxes)		1.56%	3.94%	3.57%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Ultra Short Duration Fixed Income Fund - Average Annual Total Returns*
For the period ended December 31, 2011*

	Inception Date	1 Year	5 Years	10 Years
Class Z Shares	3/1/94
Return Before Taxes		1.50%	2.35%	2.57%
Return After Taxes on Distributions		0.71%	1.14%	1.43%
Return After Taxes on Distributions and Sale of Fund Shares		0.97%	1.30%	1.52%
BofA Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)		0.10%	1.49%	1.95%
BofA Merrill Lynch 1-Year Treasury Note Index		0.57%	2.56%	2.49%
* Performance for Class A, Class C and Class Y shares is not shown because these share classes commenced operations on April 16, 2012. Returns are presented for Class Z shares, which are not being offered in the Reorganization. Class A, Class C and Class Y shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Fifth Third Total Return Bond Fund (Acquired Fund) and Touchstone Core Bond Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how each Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third Total Return Bond Fund - Class A Total Returns as of December 31

Best Quarter:  3rd Quarter 2009 +6.41%       Worst Quarter:  4th Quarter 2008 -5.30%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is 1.41%.

Touchstone Core Bond Fund - Class A Total Returns as of December 31

Best Quarter:  3rd Quarter 2009 +7.14%       Worst Quarter:  3rd Quarter 2008 -2.68%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is +1.22%.

Fifth Third Total Return Bond Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	3/22/95
Return Before Taxes		4.36%	2.87%	3.55%
Return After Taxes on Distributions		2.66%	1.14%	1.93%
Return After Taxes on Distributions and Sale of Fund Shares		2.79%	1.40%	2.05%
Class B Shares	10/29/01
Return Before Taxes		3.62%	2.80%	3.43%
Class C Shares	10/29/01
Return Before Taxes		8.67%	3.12%	3.26%
Institutional Shares	3/20/95
Return Before Taxes		9.78%	4.16%	4.30%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	6.50%	5.78%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Core Bond Fund - Average Annual Total Returns*, **
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	10/3/94
Return Before Taxes		3.03%	5.53%	4.79%
Return After Taxes on Distributions		1.53%	3.88%	3.20%
Return After Taxes on Distributions and Sale of Fund Shares		1.93%	3.73%	3.14%
Class C Shares	10/3/94
Return Before Taxes		6.25%	5.74%	4.51%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	6.50%	5.78%
* Performance for Class Y shares is not shown because the share class commenced operations on April 16, 2012. Class Y shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
**  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Fifth Third LifeModel Aggressive FundSM (Acquired Fund) and Touchstone Growth Allocation Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how the Funds’ average annual total returns for 1 year, 5 years and since inception compare with those of broad measures of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third LifeModel Aggressive FundSM - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2003 +17.46%       Worst Quarter:  4th Quarter 2008 -22.93%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is 11.81%.

Touchstone Growth Allocation Fund – Class A Total Returns as of December 31*

* The bar chart in the Fund’s most recent prospectus shows the performance of its Institutional shares.  Class A shares are being presented because Institutional shares are not being offered in the Reorganization.

Best Quarter:  2nd Quarter 2009 +20.57       Worst Quarter: 4th Quarter 2008 -23.74%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is +11.63%.

Fifth Third LifeModel Aggressive FundSM  - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception
Class A Shares	8/1/02
Return Before Taxes		-6.42%	-2.46%	4.59%
Return After Taxes on Distributions		-6.83%	-3.70%	3.64%
Return After Taxes on Distributions and Sale of Fund Shares		-4.17%	-2.47%	3.68%
Class B Shares	8/1/02
Return Before Taxes		-7.05%	-2.47%	4.49%
Class C Shares	8/1/02
Return Before Taxes		-2.29%	-2.20%	4.38%
Institutional Shares	8/1/02
Return Before Taxes		-1.14%	-1.19%	5.46%
LifeModel Aggressive Target Neutral 90% Russell 3000® Index/10% Barclays U.S. Intermediate Government/Credit Bond Index Blend (reflects no deduction for fees, expenses or taxes)		1.62%	0.74%	6.14%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		5.80%	5.88%	5.20%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		1.03%	-0.01%	3.51%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Growth Allocation Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception
Class A Shares**	9/30/04
Return Before Taxes		-7.85%	-3.21%	2.78%
Return After Taxes on Distributions		-8.18%	-4.10%	2.03%
Return After Taxes on Distributions and Sale of Fund Shares		-5.10%	-3.11%	2.05%
Class C Shares	9/30/04
Return Before Taxes		-3.98%	-2.80%	2.84%
Class Y Shares***	12/9/05
Return Before Taxes		-2.06%	-1.81%	3.88%
Standard & Poor’s Composite 1500 Index (reflects no deduction for fees, expenses or taxes)		1.75%	0.11%	4.16%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
** The performance table in the Fund’s most recent prospectus shows the after-tax returns of the Fund’s Institutional shares.  The after-tax returns of the Fund’s Class A shares are being presented because Institutional shares are not being offered in the Reorganization.
*** Class Y shares performance was calculated using the historical performance of Institutional shares for the periods prior to December 9, 2005.  Institutional shares are not being offered in the Reorganization.

Fifth Third LifeModel Moderately Aggressive FundSM (Acquired Fund) and Touchstone Moderate Growth Allocation Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how the Funds’ average annual total returns for 1 year, 5 years and since inception compare with those of broad measures of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third LifeModel Moderately Aggressive FundSM - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2003 +13.90%       Worst Quarter:  4th Quarter 2008 -18.72%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is 9.45%.

Touchstone Moderate Growth Allocation Fund – Class A Total Returns as of December 31*

* The bar chart in the Fund’s most recent prospectus shows the performance of its Institutional shares.  Class A shares are being presented because Institutional shares are not being offered in the Reorganization.

Best Quarter:  2nd Quarter 2009 +17.73       Worst Quarter:  4th Quarter 2008 -18.27%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is +9.62%.

Fifth Third LifeModel Moderately Aggressive FundSM - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception
Class A Shares	8/1/02
Return Before Taxes		-4.49%	-1.18%	4.90%
Return After Taxes on Distributions		-5.11%	-2.52%	3.77%
Return After Taxes on Distributions and Sale of Fund Shares		-2.92%	-1.54%	3.77%
Class B Shares	8/1/02
Return Before Taxes		-5.10%	-1.21%	4.80%
Class C Shares	8/1/02
Return Before Taxes		-0.10%	-0.89%	4.70%
Institutional Shares	8/1/02
Return Before Taxes		0.92%	0.10%	5.73%
LifeModel Moderately Aggressive Target Neutral 70% Russell 3000® Index/30% Barclays U.S. Intermediate Government/Credit Bond Index Blend (reflects no deduction for fees, expenses or taxes)		2.73%	2.14%	6.11%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		5.80%	5.88%	5.20%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		1.03%	-0.01%	3.51%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Moderate Growth Allocation Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception
Class A Shares**	9/30/04
Return Before Taxes		-6.12%	-1.28%	3.21%
Return After Taxes on Distributions		-6.59%	-2.44%	2.26%
Return After Taxes on Distributions and Sale of Fund Shares		-3.98%	-1.66%	2.28%
Class C Shares	9/30/04
Return Before Taxes		-2.21%	-0.88%	3.27%
Class Y Shares***	12/9/05
Return Before Taxes		-0.16%	0.13%	4.33%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	6.50%	5.53%
Standard & Poor’s Composite 1500 Index (reflects no deduction for fees, expenses or taxes)		1.75%	0.11%	4.16%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
** The performance table in the Fund’s most recent prospectus shows the after-tax returns of the Fund’s Institutional shares.  The after-tax returns of the Fund’s Class A shares are being presented because Institutional shares are not being offered in the Reorganization.
*** Class Y shares performance was calculated using the historical performance of Institutional shares for the periods prior to December 9, 2005.  Institutional shares are not being offered in the Reorganization.

Fifth Third LifeModel Moderate FundSM (Acquired Fund) and Touchstone Balanced Allocation Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how the Funds’ average annual total returns for 1 year, 5 years and since inception compare with those of broad measures of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third LifeModel Moderate FundSM - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2009 +10.65%       Worst Quarter:  4th Quarter 2008 -14.42%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is 7.15%.

Touchstone Balanced Allocation Fund – Class A Total Returns as of December 31*

* The bar chart in the Fund’s most recent prospectus shows the performance of its Institutional shares.  Class A shares are being presented because Institutional shares are not being offered in the Reorganization.

Best Quarter:  2nd Quarter 2009 +14.84       Worst Quarter:  4th Quarter 2008 -12.47%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is +7.45%.

Fifth Third LifeModel Moderate FundSM - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception
Class A Shares	8/1/02
Return Before Taxes		-2.70%	0.10%	4.29%
Return After Taxes on Distributions		-3.51%	-1.31%	3.08%
Return After Taxes on Distributions and Sale of Fund Shares		-1.75%	-0.58%	3.11%
Class B Shares	8/1/02
Return Before Taxes		-3.40%	0.05%	4.20%
Class C Shares	8/1/02
Return Before Taxes		1.68%	0.37%	4.09%
Institutional Shares	8/1/02
Return Before Taxes		2.60%	1.39%	5.13%
LifeModel Moderate Target Neutral 50% Russell 3000® Index/50% Barclays U.S. Intermediate Government/Credit Bond Index Blend (reflects no deduction for fees, expenses or taxes)		3.74%	3.40%	5.95%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		5.80%	5.88%	5.20%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		1.03%	-0.01%	3.51%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Balanced Allocation Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception
Class A Shares**	9/30/04
Return Before Taxes		-4.64%	0.93%	4.01%
Return After Taxes on Distributions		-5.28%	-0.55%	2.77%
Return After Taxes on Distributions and Sale of Fund Shares		-3.01%	-0.03%	2.77%
Class C Shares	9/30/04
Return Before Taxes		-0.57%	1.38%	4.11%
Class Y Shares***	12/9/05
Return Before Taxes		1.35%	2.38%	5.12%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	6.50%	5.53%
Standard & Poor’s Composite 1500 Index (reflects no deduction for fees, expenses or taxes)		1.75%	0.11%	4.16%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
** The performance table in the Fund’s most recent prospectus shows the after-tax returns of the Fund’s Institutional shares.  The after-tax returns of the Fund’s Class A shares are being presented because Institutional shares are not being offered in the Reorganization.
*** Class Y shares performance was calculated using the historical performance of Institutional shares for the periods prior to December 9, 2005.  Institutional shares are not being offered in the Reorganization.

Fifth Third LifeModel Moderately Conservative FundSM (Acquired Fund) and Touchstone Conservative Allocation Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how the Funds’ average annual total returns for 1 year, 5 years and since inception compare with those of broad measures of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third LifeModel Moderately Conservative FundSM  - Class A Total Returns as of December 31

Best Quarter:  3rd Quarter 2009 +9.80%       Worst Quarter:  4th Quarter 2008 -12.81%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is 5.82%.

Touchstone Conservative Allocation Fund – Class A Total Returns as of December 31*

* The bar chart in the Fund’s most recent prospectus shows the performance of its Institutional shares.  Class A shares are being presented because Institutional shares are not being offered in the Reorganization

Best Quarter:  2nd Quarter 2009 +9.23%       Worst Quarter:  3rd Quarter 2008 -7.03%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is +3.81%.

Fifth Third LifeModel Moderately Conservative FundSM - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception
Class A Shares	8/1/02
Return Before Taxes		-1.65%	0.84%	3.98%
Return After Taxes on Distributions		-2.58%	-0.68%	2.60%
Return After Taxes on Distributions and Sale of Fund Shares		-1.08%	-0.03%	2.73%
Class B Shares	8/1/02
Return Before Taxes		-2.24%	0.79%	3.90%
Class C Shares	8/1/02
Return Before Taxes		2.73%	1.10%	3.76%
Institutional Shares	8/1/02
Return Before Taxes		3.77%	2.13%	4.81%
LifeModel Moderately Conservative Target Neutral 40% Russell 3000® Index/60% Barclays U.S. Intermediate Government/Credit Bond Index Blend (reflects no deduction for fees, expenses or taxes)		4.20%	3.97%	5.83%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		5.80%	5.88%	5.20%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		1.03%	-0.01%	3.51%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Conservative Allocation Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception
Class A Shares**	9/30/04
Return Before Taxes		-3.18%	2.95%	4.13%
Return After Taxes on Distributions		-4.07%	1.32%	2.76%
Return After Taxes on Distributions and Sale of Fund Shares		-2.07%	1.58%	2.76%
Class C Shares	9/30/04
Return Before Taxes		1.06%	3.39%	4.22%
Class Y Shares***	12/9/05
Return Before Taxes		3.06%	4.44%	5.25%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	6.50%	5.53%
Standard & Poor’s Composite 1500 Index (reflects no deduction for fees, expenses or taxes)		1.75%	0.11%	4.16%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
** The performance table in the Fund’s most recent prospectus shows the after-tax returns of the Fund’s Institutional shares.  The after-tax returns of the Fund’s Class A shares are being presented because Institutional shares are not being offered in the Reorganization.
*** Class Y shares performance was calculated using the historical performance of Institutional shares for the periods prior to December 9, 2005.  Institutional shares are not being offered in the Reorganization.

Fifth Third LifeModel Conservative FundSM (Acquired Fund) and Touchstone Conservative Allocation Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how the Funds’ average annual total returns for 1 year, 5 years and since inception compare with those of broad measures of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third LifeModel Conservative FundSM  - Class A Total Returns as of December 31

Best Quarter:  3rd Quarter 2009 +7.40%       Worst Quarter:  4th Quarter 2008 -8.94%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is 3.62%.

Touchstone Conservative Allocation Fund – Class A Total Returns as of December 31*

* The bar chart in the Fund’s most recent prospectus shows the performance of its Institutional shares.  Class A shares are being presented because Institutional shares are not being offered in the Reorganization

Best Quarter:  2nd Quarter 2009 +9.23%       Worst Quarter:  3rd Quarter 2008 -7.03%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is +3.81%.

Fifth Third LifeModel Conservative FundSM - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception
Class A Shares	8/1/02
Return Before Taxes		-0.25%	1.52%	3.58%
Return After Taxes on Distributions		-1.36%	0.03%	2.17%
Return After Taxes on Distributions and Sale of Fund Shares		-0.18%	0.47%	2.28%
Class B Shares	8/1/02
Return Before Taxes		-0.78%	1.47%	3.50%
Class C Shares	8/1/02
Return Before Taxes		4.26%	1.80%	3.39%
Institutional Shares	8/1/02
Return Before Taxes		5.23%	2.82%	4.42%
LifeModel Conservative Target Neutral 20% Russell 3000® Index/80% Barclays U.S. Intermediate Government/Credit Bond Index Blend (reflects no deduction for fees, expenses or taxes)		5.06%	5.00%	5.49%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		5.80%	5.88%	5.20%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		1.03%	-0.01%	3.51%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Conservative Allocation Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception
Class A Shares**	9/30/04
Return Before Taxes		-3.18%	2.95%	4.13%
Return After Taxes on Distributions		-4.07%	1.32%	2.76%
Return After Taxes on Distributions and Sale of Fund Shares		-2.07%	1.58%	2.76%
Class C Shares	9/30/04
Return Before Taxes		1.06%	3.39%	4.22%
Class Y Shares***	12/9/05
Return Before Taxes		3.06%	4.44%	5.25%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	6.50%	5.53%
Standard & Poor’s Composite 1500 Index (reflects no deduction for fees, expenses or taxes)		1.75%	0.11%	4.16%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
** The performance table in the Fund’s most recent prospectus shows the after-tax returns of the Fund’s Institutional shares.  The after-tax returns of the Fund’s Class A shares are being presented because Institutional shares are not being offered in the Reorganization.
*** Class Y shares performance was calculated using the historical performance of Institutional shares for the periods prior to December 9, 2005.  Institutional shares are not being offered in the Reorganization.

Fifth Third Micro Cap Value Fund (Acquired Fund) and Touchstone Micro Cap Value Fund (Acquiring Fund)

The Acquiring Fund does not have any operating history or performance information and it is expected that upon completion of the proposed Reorganization, the Acquiring Fund will continue the historical performance information of the Acquired Fund.  The bar charts and performance tables below illustrate some indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year (before taxes) and by showing how the Acquired Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of broad measures of market performance.  The bar chart does not reflect any sales charges, which would reduce your return. The Acquired Fund’s past performance (before and after taxes) does not necessarily indicate how the Acquired Fund (or the Acquiring Fund) will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706.

Fifth Third Micro Cap Value Fund - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2009 +32.54%       Worst Quarter:  4th Quarter 2008 -27.89%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is 10.37%.

Fifth Third Micro Cap Value Fund - Average Annual Total Returns*
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	10 Years
Class A Shares	8/13/01
Return Before Taxes		-9.80%	-0.39%	8.61%
Return After Taxes on Distributions		-9.80%	-1.76%	6.65%
Return After Taxes on Distributions and Sale of Fund Shares		-6.37%	-0.55%	7.26%
Class B Shares	8/13/01
Return Before Taxes		-10.50%	-0.40%	8.60%
Class C Shares	8/13/01
Return Before Taxes		-6.04%	-0.18%	8.41%
Institutional Shares	2/1/98
Return Before Taxes		-4.99%	0.87%	9.41%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)		-5.50%	-1.87%	6.40%
Russell Microcap® Value Index (reflects no deduction for fees, expenses or taxes)		-10.33%	-5.23%	5.99%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Fifth Third Small Cap Value Fund (Acquired Fund) and Touchstone Small Company Value Fund (Acquiring Fund)

The Acquiring Fund does not have any operating history or performance information and it is expected that upon completion of the proposed Reorganization, the Acquiring Fund will continue the historical performance information of the Acquired Fund.  The bar charts and performance tables below illustrate some indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year (before taxes) and by showing how the Acquired Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.  The bar chart does not reflect any sales charges, which would reduce your return. The Acquired Fund’s past performance (before and after taxes) does not necessarily indicate how the Acquired Fund (or the Acquiring Fund) will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706.

Fifth Third Small Cap Value Fund - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2009 +26.20%       Worst Quarter:  4th Quarter 2008 -27.57%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is 7.67%.

Fifth Third Small Cap Value Fund - Average Annual Total Returns*
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	Since Inception
Class A Shares	4/1/03
Return Before Taxes		-4.63%	0.72%	8.37%
Return After Taxes on Distributions		-5.49%	-0.08%	6.65%
Return After Taxes on Distributions and Sale of Fund Shares		-1.93%	0.40%	6.57%
Class B Shares	4/1/03
Return Before Taxes		-5.02%	0.65%	8.27%
Class C Shares	4/1/03
Return Before Taxes		-0.34%	1.00%	8.19%
Institutional Shares	4/1/03
Return Before Taxes		0.63%	2.03%	9.29%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)		-5.50%	-1.87%	6.40%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Fifth Third International Equity Fund (Acquired Fund) and Touchstone International Value Fund (Acquiring Fund)

The Acquiring Fund does not have any operating history or performance information and it is expected that upon completion of the proposed Reorganization, the Acquiring Fund will continue the historical performance information of the Acquired Fund.  The bar charts and performance tables below illustrate some indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year (before taxes) and by showing how the Acquired Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance.  The bar chart does not reflect any sales charges, which would reduce your return. The Acquired Fund’s past performance (before and after taxes) does not necessarily indicate how the Acquired Fund (or the Acquiring Fund) will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706.

Fifth Third International Equity Fund - Class A Total Returns as of December 31

Best Quarter: 2nd Quarter 2009 +24.57%       Worst Quarter:  3rd Quarter 2008 -21.83%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is 9.86%.

Fifth Third International Equity Fund - Average Annual Total Returns*
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	10 Years
Class A Shares	8/18/94
Return Before Taxes		-17.97%	-6.69%	2.68%
Return After Taxes on Distributions		-18.79%	-8.23%	1.57%
Return After Taxes on Distributions and Sale of Fund Shares		-11.69%	-5.96%	1.97%
Class B Shares	10/11/00
Return Before Taxes		-18.54%	-6.66%	2.57%
Class C Shares	4/25/96
Return Before Taxes		-14.29%	-6.43%	2.39%
Institutional Shares	10/9/98
Return Before Taxes		-13.39%	-5.47%	3.44%
Morgan Stanley Capital International EAFE Index, Net (reflects no deduction for fees, expenses or taxes)		-12.14%	-4.72%	4.67%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Fifth Third Strategic Income Fund (Acquired Fund) and Touchstone Strategic Income Fund (Acquiring Fund)

The Acquiring Fund does not have any operating history or performance information and it is expected that upon completion of the proposed Reorganization, the Acquiring Fund will continue the historical performance information of the Acquired Fund.  The bar charts and performance tables below illustrate some indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year (before taxes) and by showing how the Acquired Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance.  The bar chart does not reflect any sales charges, which would reduce your return. The Acquired Fund’s past performance (before and after taxes) does not necessarily indicate how the Acquired Fund (or the Acquiring Fund) will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706.

Fifth Third Strategic Income Fund - Class A Total Returns as of December 31

Best Quarter: 2nd Quarter 2009 +21.98%       Worst Quarter:  3rd Quarter 2008 -18.49%

The year-to-date return for the Fund’s Class A shares as of March 31, 2012 is 3.51%.

Fifth Third Strategic Income Fund - Average Annual Total Returns*
For the period ended December 31, 2011
	Inception Date	1 Year	5 Years	10 Years
Class A Shares**	4/1/04
Return Before Taxes		0.50%	3.47%	5.07%
Return After Taxes on Distributions		-1.19%	1.23%	3.09%
Return After Taxes on Distributions and Sale of Fund Shares		0.31%	1.61%	3.16%
Class B Shares**	4/1/04
Return Before Taxes		-0.09%	3.44%	5.04%
Class C Shares	10/29/01
Return Before Taxes		4.97%	3.75%	4.86%
Institutional Shares	9/1/98
Return Before Taxes		5.94%	4.77%	5.90%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	6.50%	5.78%
*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
** The performance figures for Class A and Class B shares for periods prior to April 1, 2004 reflect the performance for the Fifth Third/Maxus Income Fund Investor Shares with an inception date of March 10, 1985 and are adjusted to reflect expenses and applicable sales charges for the respective share class.

Will I be able to purchase, redeem and exchange shares the same way?

You generally may buy and sell shares in a Fund on any day when the New York Stock Exchange is open for trading.  With some exceptions, shares of a Fund may be exchanged for shares of another Fund in the same Fund family.  Certain of the service providers to the Acquiring Funds are different than the service providers to the Acquired Funds and, as a result, the processes and mechanisms that shareholders who purchase shares directly from the Acquired Funds (and not through a financial intermediary) currently utilize to buy, redeem and exchange shares may change.  In the proposed Reorganizations, shareholders of each Acquired Fund will receive shares of the corresponding Acquiring Fund and will be able to purchase, redeem and exchange shares as described below in the section entitled “Purchases, Redemptions, Exchanges and Dividend Policy.”

Will I be able to receive distributions the same way?

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when dividends, if any, are declared and paid by each Fund:

Acquired Funds	Dividends Declared/ Dividends Paid	Acquiring Funds	Dividends Declared/ Dividends Paid
Fifth Third Quality Growth Fund	Annually/Annually	Touchstone Large Cap Growth Fund	Annually/Annually
Fifth Third Mid Cap Growth Fund	Annually/Annually	Touchstone Growth Opportunities Fund	Annually/Annually
Fifth Third Disciplined Large Cap Value Fund	Quarterly/Quarterly	Touchstone Value Fund	Semi-Annually/Semi-Annually
Fifth Third All Cap Value Fund	Quarterly/Quarterly	Touchstone Value Fund	Semi-Annually/Semi-Annually
Fifth Third High Yield Bond Fund	Monthly/Monthly	Touchstone High Yield Fund	Monthly/Monthly
Fifth Third Short Term Bond Fund	Monthly/Monthly	Touchstone Ultra Short Duration Fixed Income Fund	Daily/Monthly
Fifth Third Total Return Bond Fund	Monthly/Monthly	Touchstone Core Bond Fund	Monthly/Monthly
Fifth Third LifeModel Aggressive FundSM	Quarterly/Quarterly	Touchstone Growth Allocation Fund	Annually/Annually
Fifth Third LifeModel Moderately Aggressive FundSM	Quarterly/Quarterly	Touchstone Moderate Growth Allocation Fund	Annually/Annually
Fifth Third LifeModel Moderate FundSM	Quarterly/Quarterly	Touchstone Balanced Allocation Fund	Quarterly/Quarterly
Fifth Third LifeModel Moderately Conservative FundSM	Quarterly/Quarterly	Touchstone Conservative Allocation Fund	Quarterly/Quarterly
Fifth Third LifeModel Conservative FundSM	Quarterly/Quarterly	Touchstone Conservative Allocation Fund	Quarterly/Quarterly
Fifth Third Micro Cap Value Fund	Annually/Annually	Touchstone Micro Cap Value Fund	Annually/Annually
Fifth Third Small Cap Value Fund	Annually/Annually	Touchstone Small Company Value Fund	Quarterly/Quarterly
Fifth Third International Equity Fund	Annually/Annually	Touchstone International Value Fund	Annually/Annually
Fifth Third Strategic Income Fund	Daily/Monthly	Touchstone Strategic Income Fund	Monthly/Monthly

Net realized capital gains, if any, are distributed annually by both the Acquired Funds and the Acquiring Funds.  After the Reorganizations, any dividends and distributions will be reinvested in the class of shares of the Acquiring Fund you receive in the Reorganization or, if you have so elected, distributed in cash.  For more information, see the section entitled “Purchases, Redemptions, Exchanges and Dividend Policy.”

Who will be the Advisor, Sub-Advisor and Portfolio Manager of my Fund after the Reorganization?

After the Reorganizations, Touchstone Advisors will continue to serve as the investment advisor to each Acquiring Fund.  Each Acquiring Fund employs a sub-advisor to provide portfolio management services. The sub-advisors are overseen by Touchstone Advisors and ultimately by the Board of Trustees of the Touchstone Trusts.  Each Acquiring Fund, except the Touchstone High Yield Fund, Touchstone Micro Cap Value Fund and the Touchstone Strategic Income Fund, employs a different portfolio management team than the corresponding Acquired Fund.  The Touchstone High Yield Fund, Touchstone Micro Cap Value Fund and the Touchstone Strategic Income Fund are each expected to employ the same portfolio management team as the corresponding Acquired Fund.  The table below shows the Acquiring Funds’ sub-advisors and portfolio managers.

Acquired Funds	Acquiring Funds	Sub-Advisor to the Acquiring Funds	Portfolio Managers to the Acquiring Funds
Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund	Navellier & Associates, Inc.
Shawn C. Price is the primary manager and Louis G. Navellier is the secondary manager of the Fund and both have managed the Fund since its inception. Mr. Price has been a Portfolio Manager for Navellier since 1991 and Mr. Navellier has been the Chief Executive Officer of Navellier since 1987.

Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund	Westfield Capital Management Company, L.P.
William A. Muggia is the lead member of the Westfield Investment Committee, and he covers the Healthcare and Energy sectors. Mr. Muggia is President, Chief Executive Officer, Chief Investment Officer and Partner of Westfield. He has worked at Westfield since 1994 and has managed the Growth Opportunities Fund since 2006.

Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC
James P. Barrow founded Barrow Hanley in August 1979.  Mr. Barrow serves as Executive Director and President, positions he has held since 2000, and Portfolio Manager, a position he has held since 1979.  He is currently a member of the large cap value equity team.

Robert J. Chambers, CFA, joined Barrow Hanley in August 1994.  Mr. Chambers is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.

Timothy J. Culler, CFA joined Barrow Hanley in May 1999.  Mr. Culler is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.

J. Ray Nixon, Jr. joined Barrow Hanley in June 1994.  Mr. Nixon is an Executive Director and Portfolio Manager and serves as member of the large cap value equity team.

Mark Giambrone, CPA joined Barrow Hanley in January 1999.  Mr. Giambrone is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.

Fifth Third All Cap Value Fund

Acquired Funds	Acquiring Funds	Sub-Advisor to the Acquiring Funds	Portfolio Managers to the Acquiring Funds
Fifth Third High Yield Bond Fund	Touchstone High Yield Fund	Fort Washington Investment Advisors, Inc.
Brendan M. White, CFA, is primarily responsible for managing the Fund and has managed the Fund since its inception. Mr. White is a Managing Director and Senior Portfolio Manager and has worked at Fort Washington since 1993. Timothy Jossart, CFA, has research responsibilities for certain sectors and has assisted Brendan White with the management of the High Yield Fund since 2011. Mr. Jossart is an Assistant Vice President, Assistant Portfolio Manager and Senior Credit Research Manager and has been employed by Fort Washington since 1996.

Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund	Fort Washington Investment Advisors, Inc.
Scott D. Weston, Vice President and Senior Portfolio Manager, joined Fort Washington in September 1999. He is also Fort Washington’s lead sector specialist in mortgage-backed and asset-backed securities. Mr. Weston has investment experience dating back to 1992.  Brent A. Miller, CFA, Portfolio Manager, joined Fort Washington in June 2001. He became a portfolio manager in 2008 and was an assistant portfolio manager prior to 2008. Mr. Miller has investment experience dating back to 1999.

Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund	Fort Washington Investment Advisors, Inc.
Timothy J. Policinski, CFA, is the primary manager and Daniel J. Carter, CFA, is the secondary manager of the Fund. Mr. Policinski is a Managing Director and Senior Portfolio Manager. He has worked at Fort Washington and managed the Fund since 2001. Mr. Policinski has over 20 years of fixed-income management experience. Daniel J. Carter began as an Assistant Portfolio Manager of Fort Washington in 2000 and has been an Assistant Vice President and Portfolio Manager since 2007. He has managed the Fund since September 2001.

Fifth Third LifeModel Aggressive FundSM	Touchstone Growth Allocation Fund	Ibbotson Associates, Inc.
Brian Huckstep, CFA, Portfolio Manager, has served as a portfolio manager at Ibbotson since 2005.

Scott Wentsel, CFA, CFP, Portfolio Manager, has served as a Vice President and Senior Portfolio Manager at Ibbotson since 2005.

John Thompson, Jr., Co-Head Investment Advisory, and served as Vice President, Portfolio Manager & Director, Global Investment Services at Ibbotson from 2006 to 2011 and Portfolio Manager from 1999 to 2006.

Chris Armstrong, CFA, Portfolio Manager, has served as a portfolio manager at Ibbotson since 2005.

Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Moderate Growth Allocation Fund
Fifth Third LifeModel Moderate FundSM	Touchstone Balanced Allocation Fund
Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Conservative Allocation Fund
Fifth Third LifeModel Conservative FundSM

Acquired Funds	Acquiring Funds	Sub-Advisor to the Acquiring Funds	Portfolio Managers to the Acquiring Funds
Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund	Fifth Third Asset Management, Inc.
Eric J. Holmes is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund. Mr. Holmes is assisted in managing the Fund by Craig Nedbalski, CFA and Michael Barr, CFA.  Mr. Holmes has been the Fifth Third Micro Cap Value Fund’s portfolio manager since April 2005, and has served the Fifth Third Micro Cap Value Fund since February 2003; Mr. Nedbalski has served the Fifth Third Micro Cap Value Fund since January 2010; and Mr. Barr has served the Fifth Third Micro Cap Value Fund since September 2011.

Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund	DePrince, Race & Zollo, Inc. (“DRZ”)
Gregory T. Ramsby is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio.  Gregory T. Ramsby, Partner and Portfolio Manager, joined DRZ in 1996. Prior to joining DRZ, Mr. Ramsby was employed at First Union Capital Management as an equity analyst and Associate Portfolio Manager. Prior to that, he was an equity analyst at Nations Bank Investment Management.

Fifth Third International Equity Fund	Touchstone International Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”)
David A. Hodges, Jr. is the lead portfolio manager and Randolph S. Wrighton, Jr. is the assistant portfolio manager. David A. Hodges, Jr, CFA, joined Barrow Hanley in 2001. Randolph S. Wrighton, Jr., CFA, joined Barrow Hanley in 2005.

Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund	Fifth Third Asset Management, Inc.
Peter Kwiatkowski, CFA, is the Fund’s lead portfolio manager and David Withrow, CFA, is a portfolio manager and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.  Messrs. Kwiatkowski and Withrow are assisted in managing the Fund by Mitchell Stapley, CFA; Mirko Mikelic, John Cassady, CFA; Dan Popowics, CFA; and Jason Schwartz, CFA.  Mr. Kwiatkowski has led the Fifth Third Strategic Income Fund since March 2009, and served the Fifth Third Strategic Income Fund since February 2002; Messrs. Withrow, Stapley and Mikelic have served the Fifth Third Strategic Income Fund since November 2007; Mr. Cassady has served the Fifth Third Strategic Income Fund since November 2009; Mr. Popowics has served the Fifth Third Strategic Income Fund since August 2009; and Mr. Schwartz has served the Fifth Third Strategic Income Fund since November 2010.

For additional information regarding Touchstone Advisors, the sub-advisors and the portfolio managers, please see the section entitled “Management of the Funds” below.

Will the Acquiring Funds have the same service providers as the Acquired Funds?

The Acquired Funds and the Acquiring Funds employ different service providers.  Upon completion of the Reorganizations, the Acquiring Funds will continue to engage its existing service providers. In all cases, the types of services provided to Acquiring Funds and the Acquired Funds under the service arrangements are substantially similar.

	Acquired Funds	Acquiring Funds
Principal Underwriter	FTAM Funds Distributor, Inc.	Touchstone Securities, Inc.
Administrator	Fifth Third Asset Management, Inc.	Touchstone Advisors, Inc.
Sub-Administrator	State Street Bank and Trust Company	BNY Mellon Investment Servicing (US) Inc.
Transfer Agent	Boston Financial Data Services, Inc.	BNY Mellon Investment Servicing (US) Inc.
Custodian	State Street Bank and Trust Company	Brown Brothers Harriman & Co.
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP
Ernst & Young LLP is the independent registered public accounting firm for the Touchstone Growth Opportunities Fund, Touchstone Large Cap Growth Fund, Touchstone High Yield Fund, Touchstone Ultra Short Duration Fixed Income Fund and Touchstone Core Bond Fund.  The Acquiring Funds’ management anticipates proposing that the Audit Committee and Board of Trustees of Touchstone Strategic Trust select PricewaterhouseCoopers LLP to audit the financial statements for the Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Conservative Allocation Fund, Touchstone Value Fund and the Shell Funds for their upcoming fiscal years.

For additional information regarding the service providers to the Acquiring Funds and the Acquired Funds, please see the Fifth Third SAI, the Touchstone SAIs and the SAIs relating to this Prospectus/Proxy Statement.

What will be the primary federal income tax consequences of the Reorganization?

Each transaction has been structured to qualify as a tax-free reorganization for federal income tax purposes and is expected to so qualify.  If a Reorganization so qualifies, in general, no gain or loss will be recognized by the Acquired Fund or the Acquiring Fund or their respective shareholders as a result of the Reorganization.  As a condition to the closing of each Reorganization, the Acquiring Fund and the corresponding Acquired Fund will each receive an opinion from the law firm of Pepper Hamilton LLP that the Reorganization qualifies as a tax-free reorganization within the meaning of section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The opinion, however, is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.  See “Federal Income Tax Consequences” for more information on the federal income tax consequences of the Reorganizations.

Will there be any repositioning costs?

Although the Acquired Funds and the corresponding Acquiring Funds have similar investment goals and investment strategies, it is expected that a portion of the securities held by the Acquired Funds may be sold after the Reorganizations take place as each Acquiring Fund’s portfolio manager aligns or repositions the portfolio with such Acquiring Fund’s investment strategy.  The chart below sets forth the estimated transaction costs anticipated to be incurred in connection with the sale of such portfolio securities following each Reorganization.

Acquired Funds	Acquiring Funds	Estimated Repositioning Costs
Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund	21 basis point impact on the Acquiring Fund’s asset base
Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund	16 basis point impact on the Acquiring Fund’s asset base
Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund	16 basis point impact on the Acquiring Fund’s asset base
Fifth Third All Cap Value Fund	Touchstone Value Fund	8 basis point impact on the Acquiring Fund’s asset base
Fifth Third High Yield Bond Fund	Touchstone High Yield Fund	0 basis point impact on the Acquiring Fund’s asset base
Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund	8 basis point impact on the Acquiring Fund’s asset base

Acquired Funds	Acquiring Funds	Estimated Repositioning Costs
Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund	5 basis point impact on the Acquiring Fund’s asset base
Fifth Third LifeModel Aggressive FundSM	Touchstone Growth Allocation Fund	0 basis point impact on the Acquiring Fund’s asset base
Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Moderate Growth Allocation Fund	0 basis point impact on the Acquiring Fund’s asset base
Fifth Third LifeModel Moderate FundSM	Touchstone Balanced Allocation Fund	0 basis point impact on the Acquiring Fund’s asset base
Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Conservative Allocation Fund	0 basis point impact on the Acquiring Fund’s asset base
Fifth Third LifeModel Conservative FundSM	Touchstone Conservative Allocation Fund	0 basis point impact on the Acquiring Fund’s asset base
Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund	0 basis point impact on the Acquiring Fund’s asset base
Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund	57 basis point impact on the Acquiring Fund’s asset base
Fifth Third International Equity Fund	Touchstone International Value Fund	47 basis point impact on the Acquiring Fund’s asset base
Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund	0 basis point impact on the Acquiring Fund’s asset base

The sale of such portfolio securities may also result in the realization of capital gains to each of the Acquiring Funds that, to the extent not offset by capital losses, would be distributed to shareholders, and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts. Touchstone Advisors anticipates that any such sales of portfolio securities by each Acquiring Fund as a result of the Reorganization (as distinct from normal portfolio turnover) will likely not result in any significant amounts of capital gains to be distributed to shareholders of the respective Acquiring Fund.

COMPARISON OF PRINCIPAL RISKS

Generally, the principal risks of each Acquired Fund and the corresponding Acquiring Fund are substantially the same or similar.  The following section compares the principal risks of each Acquired Fund and the corresponding Acquiring Fund. Exhibit D to this Prospectus/Proxy Statement also contains a discussion of each Acquiring Fund’s risks. For more information on the risks associated with the Acquiring Funds, see the Touchstone SAIs and the SAIs related to this Prospectus/Proxy Statement. The cover page of this Prospectus/Proxy Statement describes how you can obtain a copy of the corresponding SAIs.

Fifth Third Quality Growth Fund and Touchstone Large Cap Growth Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Equity Securities Risk:  Each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of each Fund’s shares.

●
Growth Investing Risk: Each Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

●
Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●
Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to each Fund, which may lower the Fund’s performance and may generate more taxable short-term gains for shareholders.

Additional Principal Risks of the Touchstone Large Cap Growth Fund

The Touchstone Large Cap Growth Fund is also subject to the following principal risks.

●
Non-Diversification Risk:  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

●
Sector Focus Risk:  A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.  The Fund may lose money because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors.

Additional Principal Risks of the Fifth Third Quality Growth Fund

The Fifth Third Quality Growth Fund is also subject to the following principal risks.

●	Convertible Securities Risk: Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

●
Dividend Securities Risk: Stocks that pay regular dividends provide investors some return on their investment to an extent supporting the stock’s price even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

●	Income Risk: Decreasing interest rates may cause the Fund’s income to decline.

●
Mid Cap Risk:  Stocks of medium-sized companies tend to be more volatile and more sensitive to market declines than stocks of larger companies, in part because medium-sized companies generally do not have the financial resources that larger companies have.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason. Securities Lending Risk is a non-principal risk of the Touchstone Large Cap Growth Fund.

Fifth Third Mid Cap Growth Fund and Touchstone Growth Opportunities Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Equity Securities Risk:  Each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of each Fund’s shares.

●
Growth Investing Risk: Each Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●
Mid Cap Risk: Each Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

●	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

●
Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to each Fund, which may lower the Fund’s performance and may generate more taxable short-term gains for shareholders.

Additional Principal Risks of the Touchstone Growth Opportunities Fund

The Touchstone Growth Opportunities Fund is also subject to the following principal risks.

●
Non-Diversification Risk:  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

●
Sector Focus Risk:  A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

●
Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●
Small Cap Risk:  The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Additional Principal Risks of the Fifth Third Mid Cap Growth Fund

The Fifth Third Mid Cap Growth Fund is also subject to the following principal risks.

●	Convertible Securities Risk: Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

●
Dividend Securities Risk: Stocks that pay regular dividends provide investors some return on their investment to an extent supporting the stock’s price even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

●
Fixed Income Securities Risk: The risks of investing in debt securities include interest rate risk, which is the tendency of bond prices to fall when interest rates rise, and credit risk, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.  Securities Lending Risk is a non-principal risk of the Touchstone Growth Opportunities Fund.

Fifth Third Disciplined Large Cap Value Fund and Touchstone Value Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Equity Securities Risk:  Each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of each Fund’s shares.

●	Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

●
Value Investing Risk:  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the investment advisor or sub-advisor may actually be appropriately priced or overvalued.  Value oriented funds may underperform when growth investing is in favor.

Additional Principal Risks of the Touchstone Value Fund

The Touchstone Value Fund is also subject to the following principal risks.

●
Non-Diversification Risk:  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

●
Sector Focus Risk:  The Fund may focus its investments in certain industries within certain sectors.  A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

●
Mid Cap Risk:  The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

●
Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock’s price when interest rates decline.

Additional Principal Risks of the Fifth Third Disciplined Large Cap Value Fund

The Fifth Third Disciplined Large Cap Value Fund is also subject to securities lending risk, which is described below.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.  Securities Lending Risk is a non-principal risk of the Touchstone Value Fund.

Fifth Third All Cap Value Fund and Touchstone Value Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Equity Securities Risk:  Each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of each Fund’s shares.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

●
Value Investing Risk:  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the investment advisor or sub-advisor may actually be appropriately priced or overvalued.  Value oriented funds may underperform when growth investing is in favor.

●
Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●
Mid Cap Risk:  Each Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Additional Principal Risks of the Touchstone Value Fund

The Touchstone Value Fund is also subject to the following principal risks.

●
Non-Diversification Risk:  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

●
Sector Focus Risk:  The Fund may focus its investments in certain industries within certain sectors.  A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

●
Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock’s price when interest rates decline.

Additional Principal Risks of the Fifth Third All Cap Value Fund

The Fifth Third All Cap Value Fund is also subject to the following principal risks.

●	Convertible Securities Risk: Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.  Securities Lending Risk is a non-principal risk of the Touchstone Value Fund.

●
Smaller Company Risk: Stocks of smaller companies are more sensitive to the risks associated with equity securities and therefore may be subject to greater share price fluctuations than companies with larger capitalizations. Also, securities of these smaller companies are often less liquid than securities of larger companies, thus possibly limiting the ability of the Fund to dispose of such securities when FTAM deems it desirable to do so.

Fifth Third High Yield Bond Fund and Touchstone High Yield Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Non-Investment Grade Debt Securities Risk: Non-investment grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that each Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value. Secondary markets for non-investment grade debt securities are not as liquid as the secondary markets for higher-rated corporate debt securities. The secondary markets for non-investment grade corporate debt securities are concentrated in relatively few market makers. The trading volume for non-investment grade corporate debt securities is generally lower than that for higher-rated corporate debt securities.

●
Credit Risk: The securities in each Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

●	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

●
Market Risk: The prices of each Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, each Fund may not be able to buy or sell securities at favorable prices and each Fund may lose money.

●
Interest Rate Risk: As interest rates rise, the value of fixed income securities each Fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

●
Rating Agency Risk: Ratings represent a Nationally Recognized Statistical Rating Organization’s (“NRSRO”) opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●
Investment Grade Securities Risk: Investment grade debt securities may be downgraded by an NRSRO to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Additional Principal Risks of the Fifth Third High Yield Bond Fund

The Fifth Third High Yield Bond Fund is also subject to the following principal risk.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.  Securities Lending Risk is a non-principal risk of the Touchstone High Yield Fund.

Fifth Third Short Term Bond Fund and Touchstone Ultra Short Duration Fixed Income Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Credit Risk: The securities in each Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

●
Prepayment Risk: Prepayment risk is the risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

●
Interest Rate Risk: As interest rates rise, the value of fixed income securities each Fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

●
Market Risk: The prices of each Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, each Fund may not be able to buy or sell securities at favorable prices and each Fund may lose money.

●	Investment Style Risk: Because of each Fund focuses on short duration securities, each Fund may underperform other segments of the fixed income market or the fixed income markets as a whole.

●
Rating Agency Risk: Ratings represent an NRSRO’s opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●
U.S. Government Securities Risk: Each Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. In addition, securities issued by agencies such as Federal National Mortgage Association (“Fannie Mae”) and Government National Mortgage Association (“Ginnie Mae”) are supported only by the credit of the issuing agency and any associated collateral.

●
Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of a Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to a Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

●
Asset Backed Securities Risk: Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities’ effective durations.

●
Investment Grade Securities Risk: Investment grade debt securities may be downgraded by an NRSRO to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

●	Event Risk: Securities may decline in credit quality and market value due to issuer restructurings, mergers, consolidations, reorganizations, tender or exchange offers, or other factors.

Additional Principal Risks of the Touchstone Ultra Short Duration Fixed Income Fund

The Touchstone Ultra Short Duration Fixed Income Fund is also subject to the following principal risks.

●
Repurchase Agreement Risk: Under all repurchase agreements entered into by the Fund, the Fund’s Custodian or its agent must take possession of the underlying collateral. However, if the counterparty defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller’s estate. Repurchase agreements are considered loans by the Fund.

●	Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may generate more taxable short-term gains for shareholders.

Additional Principal Risks of the Fifth Third Short Term Bond Fund

The Fifth Third Short Term Bond Fund is also subject to the following principal risks.

●
Derivatives Risk: Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.  Derivatives risk is a non-principal risk of the Touchstone Ultra Short Duration Fixed Income Fund.

●
Foreign Investment Risk: Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates. Investments in foreign securities may be subject to foreign withholding or other taxes.

●	Non-Investment Grade Securities Risk: High yield, or non-investment grade securities (also known as “junk bonds”), are those rated below investment grade by the primary rating agencies (e.g., below

BB/Ba by S&P/Moody’s) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments, greater risk of loss due to default or a decline in credit quality, greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.  Securities Lending Risk is a non-principal risk of the Touchstone Ultra Short Duration Fixed Income Fund.

Fifth Third Total Return Bond Fund and Touchstone Core Bond Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Credit Risk: The securities in each Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

●
Prepayment Risk: Prepayment risk is the risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

●
Interest Rate Risk: As interest rates rise, the value of fixed income securities each Fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

●
Market Risk: The prices of each Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, each Fund may not be able to buy or sell securities at favorable prices and each Fund may lose money.

●
Rating Agency Risk: Ratings represent an NRSRO’s opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●
U.S. Government Securities Risk: Each Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. In addition, securities issued by agencies such as Fannie Mae and Ginnie Mae are supported only by the credit of the issuing agency and any associated collateral.

●
Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of a Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to a Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

●
Asset Backed Securities Risk: Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities’ effective durations.

●
Investment Grade Securities Risk: Investment grade debt securities may be downgraded by an NRSRO to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

●
Non-Investment Grade Debt Securities Risk: Non-investment grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

●
Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to each Fund, which may lower the Fund’s performance and may generate more taxable short-term gains for shareholders.

Additional Principal Risks of the Fifth Third Total Return Bond Fund

The Fifth Third Total Return Bond Fund is also subject to the following principal risks.

●
Derivatives Risk: Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. Derivatives Risk is a non-principal risk of the Touchstone Core Bond Fund.

●
Foreign Investment Risk: Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates. Investments in foreign securities may be subject to foreign withholding or other taxes.  Foreign Investment Risk is a non-principal risk of the Touchstone Core Bond Fund.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.  Securities Lending Risk is a non-principal risk of the Touchstone Core Bond Fund.

Fifth Third LifeModel Aggressive FundSM and Touchstone Growth Allocation Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Risks of Fund of Funds Structure: The value of an investment in each Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because each Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in each Fund include the principal risks of investing in the underlying funds.  The more each Fund allocates to equity funds, the greater the expected risk.  To the extent that each Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from each Fund’s transactions in shares of the underlying funds.  Each Fund’s ability to achieve its investment goal depends upon the portfolio managers’ skill in selecting the best mix of underlying funds.  There is the risk that portfolio managers’ evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

●
Conflicts of Interest:  Each investment advisor may be subject to potential conflicts of interest in supervising the portfolio manager’s selection of underlying funds because the investment advisor may receive higher fees from certain underlying funds than others. However, each investment advisor is a fiduciary to the respective Fund and is required to act in the Fund’s best interest, including when selecting underlying funds for the Fund.

Each Fund’s underlying funds are expected to be subject to the following principal risks:

●
Call Risk:  During periods of falling interest rates, an issuer may prepay (or “call”) certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund’s average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

●
Rating Agency Risk:  Ratings represent an NRSRO’s opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●
Credit Risk:  An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

●
Debt Securities Risk:  The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

●
ADR Risk: The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

●
Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals. The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund’s duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

●
Equity Securities Risk:  An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund’s shares.  Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund’s shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

●
Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●
Mid Cap Risk:  An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

●
Small Cap Risk:  An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

●
Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the underlying fund’s investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

●
Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

●
Interest Rate Risk:  The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

●
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.  Growth oriented funds may underperform when value investing is in favor.  Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.  Value oriented funds may underperform when growth investing is in favor.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●
Mortgage-Backed Securities and Asset-Backed Securities Risk:  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.  An underlying fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

●
Sector Focus Risk:  An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

●
U.S. Government Securities and U.S. Government Agencies Risk: U.S. Government Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

Additional Principal Risks of the Touchstone Growth Allocation Fund’s underlying funds:

The Touchstone Growth Allocation Fund’s underlying funds are also expected to be subject to the following principal risks.

●
Non-Diversification Risk:  Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

●
Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

●
Real Estate Investment Trust (“REITs”) Risk:  REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of an underlying fund. Accordingly, an underlying fund’s investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying fund expenses.

●
Short Sales Risk:  When selling a security short, an underlying fund will sell a security it does not own at the then-current market price.  An underlying fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender.  If a security sold short increases in price, an underlying fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, an underlying fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses an underlying fund may be required to pay in connection with the short sale.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and an underlying fund may have to buy the securities sold short at an unfavorable price.  If this occurs, any anticipated gain to an underlying fund may be reduced or eliminated or the short sale may result in a loss.  In addition, because an underlying fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, an underlying fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Fifth Third LifeModel Moderately Aggressive FundSM and Touchstone Moderate Growth Allocation Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Risks of Fund of Funds Structure: The value of an investment in each Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because each Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in each Fund include the principal risks of investing in the underlying funds.  The more each Fund allocates to equity funds, the greater the expected risk.  To the extent that each Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from each Fund’s transactions in shares of the underlying funds.  Each Fund’s ability to achieve its investment goal depends upon the portfolio managers’ skill in selecting the best mix of underlying funds.  There is the risk that investment portfolio managers’ evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

●
Conflicts of Interest:  Each investment advisor may be subject to potential conflicts of interest in supervising the portfolio manager’s selection of underlying funds because the investment advisor may receive higher fees from certain underlying funds than others. However, each investment advisor is a fiduciary to the respective Fund and is required to act in the Fund’s best interest, including when selecting underlying funds for the Fund.

Each Fund’s underlying funds are expected to be subject to the following principal risks:

●
Call Risk:  During periods of falling interest rates, an issuer may prepay (or “call”) certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund’s average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

●
Rating Agency Risk:  Ratings represent an NRSRO’s opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●
Credit Risk:  An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

●
Debt Securities Risk:  The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

●	ADR Risk: The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

●
Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals. The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund’s duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

●
Equity Securities Risk:  An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund’s shares.  Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund’s shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

●
Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●
Mid Cap Risk:  An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

●
Small Cap Risk:  An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

●
Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the underlying fund’s investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

●
Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

●
High Yield Risk: Non-investment grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

●
Interest Rate Risk:  The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

●
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.  Growth oriented funds may underperform when value investing is in favor.  Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.  Value oriented funds may underperform when growth investing is in favor.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●
Mortgage-Backed Securities and Asset-Backed Securities Risk:  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.  An underlying fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

●
Sector Focus Risk:  An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

●
U.S. Government Securities and U.S. Government Agencies Risk: U.S. Government Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

Additional Principal Risks of the Touchstone Moderate Growth Allocation Fund’s underlying funds:

The Touchstone Moderate Growth Allocation Fund’s underlying funds are expected to be subject to the following additional principal risks.

●
Non-Diversification Risk:  Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

●
Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

●
REITs Risk:  REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of an underlying fund. Accordingly, an underlying fund’s investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying fund expenses.

●
Short Sales Risk:  When selling a security short, an underlying fund will sell a security it does not own at the then-current market price.  An underlying fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender.  If a security sold short increases in price, an underlying fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, an underlying fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses an underlying fund may be required to pay in connection with the short sale.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and an underlying fund may have to buy the securities sold short at an unfavorable price.  If this occurs, any anticipated gain to an underlying fund may be reduced or eliminated or the short sale may result in a loss.  In addition, because an underlying fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, an underlying fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Fifth Third LifeModel Moderate FundSM and Touchstone Balanced Allocation Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Risks of Fund of Funds Structure: The value of an investment in each Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because each Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in each Fund include the principal risks of investing in the underlying funds.  The more each Fund allocates to equity funds, the greater the expected risk.  To the extent that each Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from each Fund’s transactions in shares of the underlying funds.  Each Fund’s ability to achieve its investment goal depends upon the portfolio managers’ skill in selecting the best mix of underlying funds.  There is the risk that investment portfolio managers’ evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

●
Conflicts of Interest:  Each investment advisor may be subject to potential conflicts of interest in supervising the portfolio manager’s selection of underlying funds because the investment advisor may receive higher fees from certain underlying funds than others. However, each investment advisor is a fiduciary to the respective Fund and is required to act in the Fund’s best interest, including when selecting underlying funds for the Fund.

Each Fund’s underlying funds are expected to be subject to the following principal risks:

●
Call Risk:  During periods of falling interest rates, an issuer may prepay (or “call”) certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund’s average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

●
Rating Agency Risks:  Ratings represent an NRSRO’s opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●
Credit Risk:  An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

●
Debt Securities Risk:  The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

●
ADR Risk: The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

●
Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals. The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund’s duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

●
Equity Securities Risk:  An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund’s shares.  Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund’s shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

●
Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●
Mid Cap Risk:  An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

●
Small Cap Risk:  An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

●
Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the underlying fund’s investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

●
Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

●
High Yield Risk: Non-investment grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

●
Interest Rate Risk:  The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

●
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.  Growth oriented funds may underperform when value investing is in favor.  Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.  Value oriented funds may underperform when growth investing is in favor.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●
Mortgage-Backed Securities and Asset-Backed Securities Risk:  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.  An underlying fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

●	Sector Focus Risk: An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

●
U.S. Government Securities and U.S. Government Agencies Risk: U.S. Government Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

Additional Principal Risks of the Touchstone Balanced Allocation Fund’s underlying funds:

The Touchstone Balanced Allocation Fund’s underlying funds are expected to be subject to the following additional principal risks.

●
Non-Diversification Risk:  Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

●
Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

●
REITs Risk:  REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of an underlying fund. Accordingly, an underlying fund’s investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying fund expenses.

●
Short Sales Risk:  When selling a security short, an underlying fund will sell a security it does not own at the then-current market price.  An underlying fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender.  If a security sold short increases in price, an underlying fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, an underlying fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses an underlying fund may be required to pay in connection with the short sale.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and an underlying fund may have to buy the securities sold short at an unfavorable price.  If this occurs, any anticipated gain to an underlying fund may be reduced or eliminated or the short sale may result in a loss.  In addition, because an underlying fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, an underlying fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Fifth Third LifeModel Moderately Conservative FundSM and Touchstone Conservative Allocation Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Risks of Fund of Funds Structure: The value of an investment in each Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because each Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in each Fund include the principal risks of investing in the underlying funds.  The more each Fund allocates to equity funds, the greater the expected risk.  To the extent that each Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from each Fund’s transactions in shares of the underlying funds.  Each Fund’s ability to achieve its investment goal depends upon the portfolio managers’ skill in selecting the best mix of underlying funds.  There is the risk that investment portfolio managers’ evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

●
Conflicts of Interest:  Each investment advisor may be subject to potential conflicts of interest in supervising the portfolio manager’s selection of underlying funds because the investment advisor may receive higher fees from certain underlying funds than others. However, each investment advisor is a fiduciary to the respective Fund and is required to act in the Fund’s best interest, including when selecting underlying funds for the Fund.

Each Fund’s underlying funds are expected to be subject to the following principal risks:

●
Call Risk:  During periods of falling interest rates, an issuer may prepay (or “call”) certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund’s average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

●
Rating Agency Risk:  Ratings represent an NRSRO’s opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●
Credit Risk:  An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

●
Debt Securities Risk:  The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

●
ADR Risk: The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

●
Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals. The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund’s duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

●
Equity Securities Risk:  An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund’s shares.  Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund’s shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

●
Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●
Mid Cap Risk:  An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

●
Small Cap Risk:  An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

●
Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the underlying fund’s investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

●
Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

●
High Yield Risk: Non-investment grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

●
Interest Rate Risk:  The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

●
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.  Growth oriented funds may underperform when value investing is in favor.  Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.  Value oriented funds may underperform when growth investing is in favor.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●
Mortgage-Backed Securities and Asset-Backed Securities Risk:  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.  An underlying fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

●	Sector Focus Risk: An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

●
U.S. Government Securities and U.S. Government Agencies Risk: U.S. Government Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

Additional Principal Risks of the Touchstone Conservative Allocation Fund’s underlying funds:

The Touchstone Conservative Allocation Fund’s underlying funds are expected to be subject to the following additional principal risks.

●
Non-Diversification Risk:  Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

●
Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

●
REITs Risk:  REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of an underlying fund. Accordingly, an underlying fund’s investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying fund expenses.

●
Short Sales Risk:  When selling a security short, an underlying fund will sell a security it does not own at the then-current market price.  An underlying fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender.  If a security sold short increases in price, an underlying fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, an underlying fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses an underlying fund may be required to pay in connection with the short sale.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and an underlying fund may have to buy the securities sold short at an unfavorable price.  If this occurs, any anticipated gain to an underlying fund may be reduced or eliminated or the short sale may result in a loss.  In addition, because an underlying fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, an underlying fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Fifth Third LifeModel Conservative FundSM and Touchstone Conservative Allocation Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Risks of Fund of Funds Structure: The value of an investment in each Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because each Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in each Fund include the principal risks of investing in the underlying funds.  The more each Fund allocates to equity funds, the greater the expected risk.  To the extent that each Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from each Fund’s transactions in shares of the underlying funds.  Each Fund’s ability to achieve its investment goal depends upon the portfolio managers’ skill in selecting the best mix of underlying funds.  There is the risk that investment portfolio managers’ evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

●
Conflicts of Interest:  Each investment advisor may be subject to potential conflicts of interest in supervising the portfolio manager’s selection of underlying funds because the investment advisor may receive higher fees from certain underlying funds than others. However, each investment advisor is a fiduciary to the respective Fund and is required to act in the Fund’s best interest, including when selecting underlying funds for the Fund.

Each Fund’s underlying funds are expected to be subject to the following principal risks:

●
Call Risk:  During periods of falling interest rates, an issuer may prepay (or “call”) certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund’s average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

●
Rating Agency Risk:  Ratings represent an NRSRO’s opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●
Credit Risk:  An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

●
Debt Securities Risk:  The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

●
ADR Risk: The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

●
Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals. The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund’s duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

●
Equity Securities Risk:  An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund’s shares.  Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund’s shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

●
Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●
Mid Cap Risk:  An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

●
Small Cap Risk:  An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

●
Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the underlying fund’s investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

●
Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

●
High Yield Risk: Non-investment grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

●
Interest Rate Risk:  The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

●
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.  Growth oriented funds may underperform when value investing is in favor.  Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.  Value oriented funds may underperform when growth investing is in favor.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●
Mortgage-Backed Securities and Asset-Backed Securities Risk:  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.  An underlying fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

●	Sector Focus Risk: An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

●
U.S. Government Securities and U.S. Government Agencies Risk: U.S. Government Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

Additional Principal Risks of the Touchstone Conservative Allocation Fund’s underlying funds:

The Touchstone Conservative Allocation Fund’s underlying funds are expected to be subject to the following additional principal risks.

●
Non-Diversification Risk:  Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

●
Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

●
REITs Risk:  REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of an underlying fund. Accordingly, an underlying fund’s investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying fund expenses.

●
Short Sales Risk:  When selling a security short, an underlying fund will sell a security it does not own at the then-current market price.  An underlying fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender.  If a security sold short increases in price, an underlying fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, an underlying fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses an underlying fund may be required to pay in connection with the short sale.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and an underlying fund may have to buy the securities sold short at an unfavorable price.  If this occurs, any anticipated gain to an underlying fund may be reduced or eliminated or the short sale may result in a loss.  In addition, because an underlying fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, an underlying fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Fifth Third Micro Cap Value Fund and the Touchstone Micro Cap Value Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Equity Securities Risk:  Each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of each Fund’s shares.

●
Convertible Securities Risk:  Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

●
Micro Cap Risk: Micro-capitalization companies are substantially riskier than investments in larger, more established companies. The stocks of micro-capitalization companies are less stable in price and less liquid than the stocks of larger companies.

●
Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

●
Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of each Fund’s investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.  There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Additional Principal Risks of the Fifth Third Micro Cap Value Fund

The Fifth Third Micro Cap Value Fund is also subject to securities lending risk, which is described below.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.  Securities Lending Risk is a non-principal risk of the Touchstone Micro Cap Value Fund.

Fifth Third Small Cap Value and Touchstone Small Company Value Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Equity Securities Risk:  Each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of each Fund’s shares.

●
Small Cap Risk: Each Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

●
Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

●
Portfolio Turnover Risk:  Frequent and active trading may result in greater expenses to each Fund, which may lower the Fund’s performance and may generate more taxable short-term gains for shareholders.

●
Convertible Securities Risk:  Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Additional Principal Risks of the Touchstone Small Company Value Fund

The Touchstone Small Company Value Fund is also subject to the following principal risks.

●
Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.  There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

●
Micro Cap Risk: Micro-capitalization companies are substantially riskier than investments in larger, more established companies. The stocks of micro-capitalization companies are less stable in price and less liquid than the stocks of larger companies.

●
Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

●
Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock’s price when interest rates decline.

Additional Principal Risks of the Fifth Third Small Cap Value Fund

The Fifth Third Small Cap Value Fund is also subject to securities lending risk, which is described below.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.  Securities Lending Risk is a non-principal risk of the Touchstone Small Company Value Fund.

Fifth Third International Equity Fund and Touchstone International Value Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Equity Securities Risk:  Each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of each Fund’s shares.

●
Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of each Fund’s investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.  There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

●
Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

Additional Principal Risks of the Touchstone International Value Fund

The Touchstone International Value Fund is also subject to the following principal risks.

●
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

●
Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

●
Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Additional Principal Risks of the Fifth Third International Equity Fund

The Fifth Third International Equity Fund is also subject to the following principal risks.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.  Securities Lending Risk is a non-principal risk of the Touchstone International Value Fund.

●
Derivatives Risk: Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. Derivatives risk is a non-principal risk of the Touchstone International Value Fund.

Fifth Third Strategic Income Fund and Touchstone Strategic Income Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Equity Securities Risk:  Each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of each Fund’s shares.

●
Debt Securities Risk: The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

●
Closed-End Fund Risk:  The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest. The value of the shares of closed-end investment companies may be lower than the value of the portfolio securities held by the closed-end investment company. When a Fund invests in another investment company, shareholders of a Fund bear their proportionate share of the other investment company’s fees and expenses as well as its share of the Fund’s fees and expenses. There may also not be an active trading market available for shares of some closed-end funds. Additionally, trading of closed-end fund shares may be halted or delisted by the listing exchange.

●
Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of each Fund’s investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.  There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

●
Credit Risk:  An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

●
Derivatives Risk:  Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

●
Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

●
Futures Contracts Risk: The risks associated with futures include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for a Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

●
Swap Agreements Risk:  A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, a Fund may enter into swap agreements that involve a limited number of counterparties, which may increase a Fund’s exposure to credit risk. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with a Fund and, as a result, a Fund may not be able to achieve its investment goal.

●
Interest Rate Risk:  As interest rates rise, the value of fixed income securities the Fund owns will likely to decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

●
Convertible Securities Risk:  Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

●
Non-Investment Grade Debt Securities Risk:  Non-investment grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that a Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

●
Prepayment Risk: Prepayment risk is the risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

●
Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock’s price when interest rates decline.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

●
Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

Additional Principal Risks of the Touchstone Strategic Income Fund

The Touchstone Strategic Income Fund is also subject to options risk, which is described below.

●
Options Risk:  Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.  When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Additional Principal Risks of the Fifth Third Strategic Income Fund

The Fifth Third Strategic Income Fund is also subject to securities lending risk, which is described below.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.  Securities Lending Risk is a non-principal risk of the Touchstone Strategic Income Fund.

INFORMATION ABOUT THE REORGANIZATIONS

Reasons for the Reorganizations

As described in “Summary – Why are the Reorganizations being proposed?” above, at meetings held on December 13, 2011, February 15, 2012, February 28, 2012, March 14-15, 2012 and April 4, 2012, the Board of Trustees of the Acquired Funds, including the Disinterested Trustees, discussed, and on April 4, 2012, ultimately approved the Reorganizations of the Acquired Funds.  At these meetings, the Board met with representatives from FTAM and the Bank to discuss FTAM’s intent to exit the mutual fund advisory, administration and fund accounting business in light of the Bank’s determination that the Acquired Funds no longer fit the Bank’s long-term strategic plan.  The Board also considered that the Bank had engaged an investment banker to help identify parties interested in acquiring FTAM’s interest in managing the Acquired Funds.  In identifying an acquisition party, the Bank advised the Board that it sought a party who has a commitment to the mutual fund business, who has had success acquiring other mutual fund businesses and has a mutual fund family with a share class structure similar to that of the Acquired Funds.

In identifying a party, the Bank also advised the Board that it sought an alternative that would allow shareholders of each Acquired Fund to:  (1) continue to pursue a similar investment opportunity through a tax-free combination of the Acquired Fund with a comparable portfolio in another fund group; (2) become part of a larger and more diverse family of mutual funds; and (3) invest in a larger combined fund with increased long-term growth prospects, which could potentially use the increased asset size to achieve greater portfolio diversification and spread fixed costs over a larger asset base.  FTAM believes that the Reorganizations offer shareholders a similar investment opportunity in a larger fund and larger fund complex with greater resources.  As a result of this search, FTAM and Touchstone Advisors entered into the Purchase Agreement.  In connection with the Transaction, FTAM recommended to the Board, and the Board ultimately approved, the Reorganizations of the Acquired Funds into the Acquiring Funds.

The Disinterested Trustees met separately with their independent legal counsel to review the Reorganizations during the meetings identified above, as well as prior to such meetings.  In connection with their review, the Disinterested Trustees requested of and received from FTAM and the Bank information to assist them in considering the implications of the Reorganizations.

In connection with the Board’s review of the Reorganizations, the Board considered a variety of factors, including, but not limited to:

●
The investment goals, restrictions and policies of each Acquired Fund are similar to those of the corresponding Acquiring Fund.  (See the section below entitled “Summary – How do the Funds’ investment goals and principal investment strategies compare?” for a comparison.)

●
The performance of the Acquiring Funds with operations as of the date of this Prospectus/Proxy Statement (with the exception of the Touchstone Growth Opportunities and Touchstone Ultra Short Duration Fixed Income Funds), has generally been competitive with and, for many periods better than the performance of the Acquired Funds.  The Board noted that, although the Fifth Third Mid Cap Growth Fund generally outperformed the Touchstone Growth Opportunities Fund, FTAM explained that this outperformance was largely the result of the shorter term performance of a relatively new Acquired Fund portfolio management team put in place in April 2010 and that the sub-advisor of the Touchstone Growth Opportunities Fund has had consistent good performance during various market cycles.  The Board further noted that, although the Fifth Third Short Term Bond Fund outperformed the Touchstone Ultra Short Duration Fixed Income Fund for the three-, five- and ten-year periods ended December 31, 2011, the Acquiring Fund outperformed the Acquired Fund for the one-year period, the Acquiring Fund outperformed its benchmark for the one-, five- and ten-year periods and the Acquiring Fund was in the top fiftieth percentile of its Morningstar peer group for the same periods.  The Board also noted that, in the case of the Fifth Third Micro Cap Value and Fifth Third Strategic Income Funds, the FTAM fund portfolio management team would continue to manage the newly-created Acquiring Funds and the FTAM teams’ performance has been good.  The Board noted that, in the case of the Fifth Third Small Cap Value and Fifth Third International Equity Funds, new sub-advisors would manage the newly-created Acquiring Funds and the historic performance of such sub-advisors has been good.  (See the section above entitled “Summary – How do the Funds’ performance records compare?” for comparative performance information.)

●
The Reorganizations would permit shareholders of each Acquired Fund, with the exception of the Fifth Third Micro Cap Value, Fifth Third Small Cap Value, Fifth Third International Equity and Fifth Third Strategic Income Funds, to pursue similar investment goals in a larger fund.  The Reorganizations would permit shareholders of the Fifth Third Micro Cap Value and Fifth Third Strategic Income Funds to pursue similar investment goals in a newly-created Acquiring Fund managed by FTAM as sub-advisor with the same portfolio management team.  The Reorganizations would permit shareholders of the Fifth Third Small Cap Value and Fifth Third International Equity Funds to pursue similar investment goals in a newly-created Acquiring Fund managed by new sub-advisors with performance track records that have been historically good.

●
Shareholders of the Acquired Funds may benefit from lower expense ratios through economies of scale.  (See the section above entitled “Summary – How do the Funds’ fees and expenses compare?” for comparative expense information.)

●
Touchstone Advisors has agreed to cap the expenses of each Acquiring Fund for a period of one year following the Reorganizations at levels equal to the current expense caps of the corresponding Acquired Fund (and for the Acquiring Fund into which the Fifth Third All Cap Value Fund will reorganize, at a level lower than the current expense cap of the Acquired Fund).

●
The Bank’s agreement to bear the direct costs associated with the Reorganizations, including proxy statement and shareholder solicitation costs, legal costs and costs of tail insurance coverage for the Disinterested Trustees.

●
The material terms of the Purchase Agreement, including the amount of the financial consideration to be paid by Touchstone Advisors to FTAM, and any conflicts that FTAM may have recommending the Reorganizations in view of the financial consideration FTAM stands to receive under the Purchase Agreement.

●
Each Reorganization Agreement provides that Touchstone Advisors undertakes to comply with Section 15(f) of the 1940 Act such that (1) for a three-year period following the Reorganizations, at least 75% of the trustees of the Acquiring Funds are not “interested persons” (as defined in the 1940 Act) of Touchstone Advisors or FTAM, and (2) for a two-year period following the Reorganizations, no “unfair burden” will be imposed on the Acquired Funds.

●	The Reorganizations are expected to be tax-free for federal income tax purposes.

●	The Bank’s agreement to indemnify each Disinterested Trustee for any losses or expenses arising because the Disinterested Trustee was a Trustee of the Fifth Third Funds.

In its deliberations, the Fifth Third Funds Board considered all information it received, as described above.  The Board concluded, based on the information presented, that the Reorganizations were in the best interests of the Acquired Funds and that the interests of existing shareholders will not be diluted as a result thereof and to recommend that shareholders of the Acquired Funds approve the Reorganizations.

At a meeting held March 13, 2012, the Board of Trustees of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Funds Group Trust, including the Disinterested Trustees, also approved each Reorganization Agreement and found that participation in the Reorganizations is in the best interests of each Acquiring Fund and that the interests of the shareholders of each Acquiring Fund will not be diluted as a result of the Reorganizations.

Agreements and Plans of Reorganization

The terms and conditions under which each Reorganization may be consummated are set forth in the respective Reorganization Agreement. Significant provisions of the Reorganization Agreements are summarized below; however, this summary is qualified in its entirety by reference to the forms of Reorganization Agreements, copies of which are attached as Exhibit A to this Prospectus/Proxy Statement.

With respect to each Reorganization, except the Reorganizations involving the Shell Funds, if shareholders of the Acquired Fund approve the Reorganization Agreement and other closing conditions are satisfied, the assets of the Acquired Fund will be delivered to the Acquiring Fund’s custodian for the account of the corresponding Acquiring Fund in exchange for the assumption by the corresponding Acquiring Fund of the stated liabilities of the Acquired Fund, and the corresponding Acquiring Fund will deliver to the Acquired Fund full and fractional shares of the corresponding Acquiring Fund.  Immediately upon receipt, the Acquired Fund will deliver to its shareholders of record a number of shares of the corresponding Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate NAV equal to the value of the net assets of the Acquired Fund so transferred, all determined and adjusted as provided in the Reorganization Agreement. The value of your account with an Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the corresponding Acquired Fund immediately prior to the Reorganization (although the number of shares and the NAV per share may differ).

With respect to each Reorganization involving the Shell Funds, if shareholders of the Acquired Fund approve the Reorganization Agreement and other closing conditions are satisfied, the assets of the Acquired Fund will be delivered to the Acquiring Fund’s custodian for the account of the corresponding Acquiring Fund in exchange for the assumption by the corresponding Acquiring Fund of all of the liabilities of the Acquired Fund, and the corresponding Acquiring Fund will deliver to the Acquired Fund full and fractional shares of the corresponding Acquiring Fund.  Immediately upon receipt, the Acquired Fund will deliver to its shareholders of record a number of shares of the corresponding Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate NAV equal to the value of the net assets of the Acquired Fund so transferred, all determined and adjusted as provided in the Reorganization Agreement. The value of your account with an Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the corresponding Acquired Fund immediately prior to the Reorganization (the number of shares and the NAV per share will be the same except for Class B shares in which case a conversion factor applicable to Class A shares will be applied).

The class or classes of Acquiring Fund shares that you will receive in connection with the Reorganization will depend on the class or classes of Acquired Fund shares that you hold. The share classes that will be issued by the Acquiring Funds to the holders of the various share classes of the Acquired Funds are described on the Notice to Shareholders.

Each Acquired Fund and Acquiring Fund has made representations and warranties in the form of Reorganization Agreement that are customary in matters such as the Reorganizations.

If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Reorganization Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur on September 10, 2012.

In addition, a condition to closing the Transaction is that all of the Acquired Funds approve the reorganization on to the Touchstone mutual fund platform.  If this condition is not met, then Touchstone Advisors is not obligated to close the Transaction, and absent a waiver from Touchstone Advisors, none of the Reorganizations would be consummated.  In that event, the Fifth Third Board will consider other possible courses of action for the Acquired Funds.

For a description of the vote required to approve each Reorganization Agreement, see the section entitled “Voting Information Concerning the Meeting” in this Prospectus/Proxy Statement.  Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Acquired Fund will be cancelled in accordance with its governing documents and applicable law.

The obligations of each Acquiring Fund and each Acquired Fund are subject to other conditions, including the following conditions:

●
The Touchstone Trust’s Registration Statement on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”) shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

●	the shareholders of the Acquired Fund shall have approved the Reorganization Agreement;

●
the Acquiring Fund and the corresponding Acquired Fund have each delivered an officer’s certificate certifying that all representations and warranties set forth in the Reorganization Agreement have been satisfied; and

●
the Acquiring Fund and the corresponding Acquired Fund shall each have received a legal opinion that the consummation of the transactions contemplated by the Reorganization Agreement will not result in the recognition of gain or loss for federal income tax purposes for the corresponding Acquired Fund or its shareholders or the Acquiring Fund.

If shareholders of an Acquired Fund do not approve the Reorganization Agreement or if the Reorganizations do not otherwise close, the Fifth Third Board will consider what additional action to take.

Each Reorganization Agreement may be terminated and each Reorganization may be abandoned at any time by mutual agreement of the parties, or if one or more of the parties shall have materially breached its obligations under the Reorganization Agreement. Each Reorganization Agreement may be amended or modified in a writing signed by the parties to the Reorganization Agreement.

Touchstone Advisors and FTAM have made certain covenants in the Purchase Agreement regarding compliance with Section 15(f) of the 1940 Act, which, in pertinent part, provides a safe harbor for the receipt by an investment advisor or any of its affiliated persons of any amount or benefit in connection with certain transactions, such as the Transaction, involving an assignment of an investment management services agreement as long as two conditions are satisfied.

The first condition requires that no “unfair burden” be imposed on the investment company as a result of the Transaction, or as a result of any express or implied terms, conditions or understandings applicable to the Transaction. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after the change in control whereby the investment advisor (or predecessor or successor investment advisor), or any interested person of any such investment advisor, receives or is entitled to receive any compensation, directly or indirectly, from such investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of such investment company (other than bona fide ordinary fees for principal underwriting services). No such compensation arrangements are contemplated in the Transaction. Touchstone Advisors and FTAM have agreed to refrain from imposing or seeking to impose, for a period of two years after the closing of the Transaction, any “unfair burden” on the Funds.

The second condition requires that, during the three-year period immediately following the closing of such transactions, at least 75% of the investment company’s board of directors or trustees not be “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the investment advisor or predecessor investment advisor. The Board of Trustees of the Touchstone Trusts currently satisfies such 75% requirement. Touchstone Advisors and FTAM have agreed to refrain from acting in a manner that would prevent the 75% requirement from being met for the three-year period following the close of the Transaction.

Description of the Securities to be Issued

Shareholders of each Acquired Fund as of the closing date will receive full and/or fractional shares of the corresponding Acquiring Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above.  The shares of the Acquiring Funds to be issued in connection with the Reorganizations will be fully paid and non-assessable when issued.  The rights of shareholders of the Acquiring Funds and the Acquired Funds are comparable. For more information see the section entitled “Information on Shareholders’ Rights” below.

Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganizations, including any investment in the shares, that are applicable to you as an Acquired Fund shareholder.  It is based on the Code, applicable U.S. Treasury regulations, judicial authority and administrative rulings and practice, all as of the date hereof and all of which are subject to change, including changes with retroactive effect.  The discussion below does not address any state, local or foreign tax consequences of the Reorganizations.  Your tax treatment may vary depending upon your particular situation.  You also may be subject to special rules not discussed below if you are a certain kind of Acquired Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or an entity that is not organized under the laws of the United States or a political subdivision thereof; a holder of Acquired Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Acquired Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code.  As a condition to the closing of each Reorganization, the Acquired Fund and the corresponding Acquiring Fund will receive an opinion from the law firm of Pepper Hamilton LLP substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications and assumptions with respect to the Reorganization, for federal income tax purposes, upon consummation of the Reorganization:

(i)           The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund’s assumption of the Liabilities, as defined in the Reorganization Agreement, of the Acquired Fund and issuance of the Acquiring Fund shares, followed by the distribution of such Acquiring Fund shares by the Acquired Fund in complete liquidation to the Acquired Fund shareholders in exchange for their Acquired Fund shares, all as provided in the Reorganization Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii)          Under Code Section 361, no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities, as defined in the Reorganization Agreement, of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund shares by the Acquired Fund to the Acquired Fund shareholders in complete liquidation, as contemplated in the Reorganization Agreement;

(iii)         Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in the Reorganization Agreement;

(iv)         Under Code Section 362(b), the tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization;

(v)          Under Code Section 1223(2), the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(vi)         Under Code Section 354, no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares solely for the Acquiring Fund shares in the Reorganization;

(vii)        Under Code Section 358, the aggregate tax basis of the Acquiring Fund shares to be received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

(viii)       Under Code Section 1223(1), an Acquired Fund shareholder’s holding period for the Acquiring Fund shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided that the Acquired Fund shareholder held the Acquired Fund shares as a capital asset at the time of the Reorganization.

Pepper Hamilton LLP will express no opinion as to (1) the effect of the Reorganizations on (A) an Acquired Fund or an Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting (B) any Acquired Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) an Acquired Fund or an Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

No private ruling will be sought from the IRS with respect to the federal income tax consequences of the Reorganizations.  Opinions of counsel are not binding upon the IRS or the courts, are not guarantees of the tax results, and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court.  If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code and, thus, is taxable, the applicable Acquired Fund would recognize gain or loss on the transfer of its assets to its corresponding Acquiring Fund and each shareholder of the Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of the Acquiring Fund it receives.  The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect any other Reorganization.

Prior to each Reorganization, the Acquired Fund will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders substantially all of the Acquired Fund’s investment company taxable income (computed without regard to the deduction for dividends paid) and realized net capital gain, if any, through the Reorganization.  Such distributions will be taxable to shareholders for federal income tax purposes and may include net capital gain from the sale of portfolio assets (discussed below).  Even if reinvested in additional shares of the distributed Acquired Fund, which would be exchanged for shares of the corresponding Acquiring Fund in the Reorganization, such distributions will be taxable for federal income tax purposes.

If portfolio assets of an Acquired Fund are sold prior to the Reorganization, the tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund’s basis in such assets.  Any capital gains recognized in these sales on a net basis will be distributed to the Acquired Fund’s shareholders as capital gains (to the extent of net realized long-term capital gain) and/or ordinary dividends (to the extent of net realized short-term capital gain) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

U.S. federal income tax law permits a regulated investment company to carry forward net capital losses realized during taxable years beginning on or before December 22, 2010, for a period of up to eight taxable years, and, for net capital losses realized during taxable years beginning after December 22, 2010, for an unlimited number of taxable years.  A regulated investment company must use capital loss carryforwards generated in taxable years beginning after December 22, 2010 to offset gains arising in taxable years beginning after this date before capital losses carried forward from years beginning prior to this date are used.  Except for the Fifth Third Micro Cap Value Fund, the Fifth Third Small Cap Value Fund, the Fifth Third International Equity Fund, and the Fifth Third Strategic Income Fund, the Reorganizations will cause the tax years of the Acquired Funds to close, resulting in an earlier expiration of the capital loss carryforwards of such Acquired Funds than would otherwise occur and could also result in a capital loss for the taxable year ending on the Closing Date.  In addition, the Reorganizations involving the Fifth Third Mid Cap Growth Fund, the Fifth Third Disciplined Large Cap Value Fund, the Fifth Third Short Term Bond Fund, the Fifth Third All Cap Value Fund, the Fifth Third LifeModel Moderately Conservative FundSM, and the Fifth Third LifeModel Conservative FundSM are expected to result in a limitation on the ability of the corresponding Acquiring Fund to use the capital loss carryforwards of the corresponding

Acquired Fund and, potentially, to use unrealized capital losses inherent in the tax basis of the assets acquired, once realized.  These limitations are imposed on an annual basis.  Capital loss carryforwards in excess of the annual limitation may be carried forward, subject to the overall eight-year limitation for capital loss carryforwards attributable to net capital losses realized in taxable years beginning on or before December 22, 2010.  The annual Section 382 limitation for periods following the Reorganization generally will equal the product of the net assets of the Acquired Fund subject to the limitation immediately prior to the Reorganization and the “long-term tax-exempt rate,” published by the IRS, in effect at the time of the Reorganization.  As of June 15, 2012, the long-term tax-exempt rate is 3.26%.  However, no assurance can be given as to what long-term tax-exempt rate will be in effect at the time of the Reorganizations.  In certain instances, under Section 384 of the Code, the Acquiring Funds will be prohibited from using the corresponding Acquired Fund’s loss carryforwards and unrealized losses against the unrealized gains of the corresponding Acquiring Fund at the time of the Reorganization, to the extent such gains are realized within five years following the Reorganization.  The ability of each of the Acquiring Funds to absorb the corresponding Acquired Fund’s losses in the future depends upon a variety of factors that cannot be known in advance, such as future realization of capital gains or losses. In general, the limitation under Section 382 will apply to capital loss carryforwards and unrealized losses of an Acquired Fund when its shareholders will hold less than 50% of the outstanding shares of the corresponding Acquiring Fund immediately following the Reorganization.  Accordingly, it is expected that the limitation will apply to any losses of the Fifth Third Mid Cap Growth Fund, the Fifth Third Disciplined Large Cap Value Fund, the Fifth Third Short Term Bond Fund, the Fifth Third All Cap Value Fund, the Fifth Third LifeModel Moderately Conservative FundSM, and the Fifth Third LifeModel Conservative FundSM.  As of July 31, 2011, for U.S. federal income tax purposes the Acquired Funds had capital loss carryforwards as indicated in the chart below.

Fund	2012	2013	2014	2015	2016	2017	2018	2019	Total
Fifth Third Quality Growth Fund	-	-	-	-	-	-	5,890,919	-	5,890,919
Fifth Third Mid Cap Growth Fund	-	-	-	-	-	-	8,158,395	20,830,375	28,988,770
Fifth Third Disciplined Large Cap Value Fund	-	-	-	-	-	-	78,223,116	-	78,223,116
Fifth Third All Cap Value Fund	-	-	-	-	-	4,426,731	26,064,944	-	30,491,675
Fifth Third High Yield Bond Fund	-	-	-	-	-	-	2,003,044	-	2,003,044
Fifth Third Short Term Bond Fund	-	2,973,271	9,778,491	4,709,395	-	-	-	-	17,461,157
Fifth Third Total Return Bond Fund	3,490,975	6,705,683	12,507,496	4,893,287	1,172,463	28,880,095	36,422,219	8,427,961	102,500,179
Fifth Third LifeModel Aggressive FundSM	-	-	-	-	-	-	586,237	10,323,235	10,909,472
Fifth Third LifeModel Moderately Aggressive FundSM	-	-	-	-	-	-	2,785,698	16,007,836	18,793,534
Fifth Third LifeModel Moderate FundSM	-	-	-	-	-	855,404	21,071,864	9,670,605	31,597,873
Fifth Third LifeModel Moderately Conservative FundSM	-	-	-	-	-	764,706	563,235	2,699,589	4,027,530
Fifth Third LifeModel Conservative FundSM	-	-	-	-	-	180,556	395,728	1,487,870	2,064,154
Fifth Third Micro Cap Value Fund	-	-	-	-	-	-	1,706,001	-	1,706,001
Fifth Third Small Cap Value Fund	-	-	-	-	-	-	-	-	-
Fifth Third International Equity Fund	-	-	-	-	-	67,254,766	53,434,936	-	120,689,702
Fifth Third Strategic Income Fund	-	-	-	-	-	1,379,950	8,478,872	10,242,865	20,101,687

As of July 31, 2011, for U.S. federal income tax purposes the Fifth Third Quality Growth Fund, the Fifth Third Mid Cap Growth Fund, the Fifth Third Disciplined Large Cap Value Fund, the Fifth Third All Cap Value Fund, the Fifth Third High Yield Bond Fund, the Fifth Third Total Return Bond Fund, the Fifth Third LifeModel AggressiveSM Fund, the Fifth Third LifeModel Moderately Aggressive FundSM, Fifth Third LifeModel Moderate FundSM, the Fifth Third LifeModel Moderately Conservative FundSM, the Fifth Third Micro Cap Value Fund, the  Fifth Third Small Cap Value Fund, the Fifth Third International Equity Fund, and the Fifth Third Strategic Income Fund have net unrealized gain.  These figures are likely to change by the date of the Reorganizations, and do not reflect the impact of the Reorganizations, including, in particular, the application of the loss limitation rules discussed herein.

The Acquired Fund shareholders may benefit from capital loss carryforwards of the corresponding Acquiring Fund.  An Acquiring Fund’s ability to use its own capital loss carryforwards and unrealized losses, once realized, may be subject to an annual limitation under Section 382 of the Code as well, such that losses in excess of the limitation cannot be used in the taxable year and must be carried forward.  The limitation generally equals the product of the net asset value of the Acquiring Fund immediately prior to the Reorganization and the long-term tax-exempt rate in effect at such time.  The ability of the Acquiring Funds to absorb losses in the future depends upon a variety of factors that cannot be known in advance.

In addition, shareholders of an Acquired Fund will receive a proportionate share of any taxable income and gains realized by the corresponding Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Fund.  As a result, shareholders of the Acquired Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.

Tracking Your Basis and Holding Period; State and Local Taxes.  After the Reorganizations, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes.  You should consult your tax adviser regarding the effect, if any, of the Reorganizations in light of your individual circumstances.  You should also consult your tax adviser about the state and local tax consequences, if any, of the Reorganizations.

You are urged and advised to consult your own tax advisors as to the federal, state, local, foreign, and other tax consequences of the Reorganizations in light of your individual circumstances including the applicability and effect of possible changes in any applicable tax laws.

Pro Forma Capitalization

The following tables set forth, for each Reorganization, the total net assets, number of shares outstanding and NAV per share.  This information is generally referred to as the “capitalization” of a Fund.  The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding Acquired Fund.  With regard to the Reorganizations involving the Fifth Third All Cap Value Fund and the Fifth Third Disciplined Large Cap Value Fund, the following tables show the capitalization on a pro forma basis after giving effect to (i) the proposed Reorganization between the Fifth Third All Cap Value Fund and the Touchstone Value Fund and (ii) the proposed Reorganization among the Touchstone Value Fund, the Fifth Third All Cap Value Fund and the Fifth Third Disciplined Large Cap Value Fund.  With regard to the Reorganizations involving the Fifth Third LifeModel Conservative FundSM and Fifth Third LifeModel Moderately Conservative FundSM, the following tables show the capitalization on a pro forma basis after giving effect to (i) the proposed Reorganization between the Fifth Third LifeModel Conservative FundSM and the Touchstone Conservative Allocation Fund and (ii) the proposed Reorganization among the Touchstone Conservative Allocation Fund, the Fifth Third LifeModel Conservative FundSM and the Fifth Third LifeModel Moderately Conservative FundSM.

	Fifth Third Quality Growth Fund (Acquired Fund)*	Touchstone Large Cap Growth Fund (Acquiring Fund)*	Pro Forma Adjustments*		Pro Forma Combined Touchstone Large Cap Growth Fund*
Net Assets (all classes)	$320,204,912	$751,197,698	-		$1,071,402,610
Class A net assets	$64,841,808	$238,488,459	712,982	(1)	$304,043,249
Class A shares outstanding	3,624,726	8,596,465	(1,261,763)	(1),(2)	10,959,428
Class A net asset value per share	$17.89	$27.74			$27.74
Class B net assets	$712,982	$10,948,629	(712,982)	(1)	$10,948,629
Class B shares outstanding	43,535	413,628	(43,535)	(1)	413,628
Class B net asset value per share	$16.38	$26.47			$26.47
Class C net assets	$1,107,023	$116,349,698	-		$117,456,721
Class C shares outstanding	69,842	4,422,281	(27,766)	(2)	4,464,357
Class C net asset value per share	$15.85	$26.31			$26.31
Class Y net assets (3)	$253,543,099	$385,410,912	-		$638,954,011
Class Y shares outstanding (3)	13,711,053	13,722,982	(4,683,370)	(2)	22,750,665
Class Y net asset value per share (3)	$18.49	$28.09			28.09
*
The information in the table is as of March 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

(1)	Holders of the Fifth Third Quality Growth Fund Class B shares will receive Class A shares of the Touchstone Large Cap Growth Fund upon closing of the Reorganization.
(2)
Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third Quality Growth Fund’s shareholder accounts based on the relative value of the Fifth Third Quality Growth Fund’s and the Touchstone Large Cap Growth Fund’s net asset value per share.

(3)	Holders of the Fifth Third Quality Growth Fund Institutional shares will receive Class Y shares of the Touchstone Large Cap Growth Fund upon closing of the Reorganization.

	Fifth Third Mid Cap Growth Fund (Acquired Fund)*	Touchstone Growth Opportunities Fund (Acquiring Fund)*	Pro Forma Adjustments*		Pro Forma Combined Touchstone Growth Opportunities Fund*
Net Assets (all classes)	$77,879,738	$154,302,092	-		$232,181,830
Class A net assets	$16,547,731	$62,273,770	$429,820	(1)	$79,251,321
Class A shares outstanding	1,345,620	2,428,627	(683,509)	(1),(2)	3,090,738
Class A net asset value per share	$12.30	$25.64			$25.64
Class B net assets	$429,820	$-	$(429,820)	(1)	$-
Class B shares outstanding	39,830	-	(39,830)	(1)	-
Class B net asset value per share	$10.79	$-			$-
Class C net assets	$504,464	$9,131,503	-		$9,635,967
Class C shares outstanding	50,057	385,572	(28,756)	(2)	406,873
Class C net asset value per share	$10.08	$23.68			$23.68
Class Y net assets (3)	$60,397,723	$12,253,766	-		$72,651,489
Class Y shares outstanding (3)	4,630,040	474,890	(2,289,349)	(2)	2,815,581
Class Y net asset value per share (3)	$13.04	$25.80			$25.80
Institutional Class net assets	$-	$70,643,053	-		$70,643,053
Institutional Class shares outstanding	$-	2,725,293	-		2,725,293
Institutional Class net asset value per share	-	$25.92			$25.92
*
The information in the table is as of March 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

(1)	Holders of the Fifth Third Mid Cap Growth Fund Class B shares will receive Class A shares of the Touchstone Growth Opportunities Fund upon closing of the Reorganization.
(2)
Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third Mid Cap Growth Fund’s shareholder accounts based on the relative value of the Fifth Third Mid Cap Growth Fund’s and the Touchstone Growth Opportunities Fund’s net asset value per share.

(3)	Holders of the Fifth Third Mid Cap Growth Fund Institutional shares will receive Class Y shares of the Touchstone Growth Opportunities Fund upon closing of the Reorganization.

	Fifth Third Disciplined Large Cap Value Fund (Acquired Fund)*	Fifth Third All Cap Value Fund (Acquired Fund)*	Touchstone Value Fund (Acquiring Fund)*	Pro Forma Adjustments*		Pro Forma Combined Touchstone Value Fund*
Net Assets (all classes)	$187,747,710	$95,742,709	$122,878,452			$406,368,871
Class A net assets	$9,878,475	$26,482,285	$1,606,202	$2,474,878	(1)	$40,441,840
Class A shares outstanding	863,326	1,599,790	224,958	2,976,043	(1),(2)	5,664,117
Class A net asset value per share	$11.44	$16.55	$7.14			$7.14
Class B net assets	$505,032	$1,969,846	$-	$(2,474,878)	(1)	$-
Class B shares outstanding	43,595	125,911	-	(169,506)	(1)	-
Class B net asset value per share	$11.58	$15.64	$-			$-
Class C net assets	$360,199	$2,656,615	$-			$3,016,814
Class C shares outstanding	31,867	170,345	-	220,310	(2)	422,522
Class C net asset value per share	$11.30	$15.60	$-			$7.14
Class Y net assets (3)	$177,004,004	$64,633,963	$87,545,639			$329,183,606
Class Y shares outstanding (3)	15,415,105	3,833,425	12,222,939	14,488,458	(2)	45,959,927
Class Y net asset value per share (3)	$11.48	$16.86	$7.16			$7.16
Institutional Class net assets	$-	$-	$33,726,611			$33,726,611
Institutional Class shares outstanding	-	-	4,715,130			4,715,130
Institutional Class net asset value per share	$-	$-	$7.15			$7.15
*
The information in the table is as of March 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

 (1)   Holders of the Fifth Third Disciplined Large Cap Value Fund and Fifth Third All Cap Value Fund Class B shares will receive Class A shares of the Touchstone Value Fund upon closing of the Reorganization.
(2)    Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third Disciplined Large Cap Value Fund’s and the Fifth Third All Cap Value Fund’s shareholder accounts based on the relative value of the Fifth Third Disciplined Large Cap Value Fund’s, Fifth Third All Cap Value Fund’s and the Touchstone Value Fund’s net asset value per share.
(3)   Holders of the Fifth Third Disciplined Large Cap Value Fund and Fifth Third All Cap Value Fund Institutional shares will receive Class Y shares of the Touchstone Value Fund upon closing of the Reorganization.

	Fifth Third High Yield Bond Fund (Acquired Fund)*	Touchstone High Yield Fund (Acquiring Fund)*	Pro Forma Adjustments*		Pro Forma Combined Touchstone High Yield Fund*
Net Assets (all classes)	$101,665,262	$270,640,268			$372,305,530
Class A net assets	$11,066,323	$155,557,424	$81,524	(1)	$166,705,271
Class A shares outstanding	1,116,096	17,831,399	161,771	(1),(2)	19,109,266
Class A net asset value per share	$9.92	$8.72			$8.72
Class B net assets	$81,524	$-	$(81,524)	(1)	$-
Class B shares outstanding	8,209	-	(8,209)	(1)	-
Class B net asset value per share	$9.93	$-			$-
Class C net assets	$2,791,780	$33,165,840	-		$35,957,620
Class C shares outstanding	281,430	3,808,096	39,122	(2)	4,128,648
Class C net asset value per share	$9.92	$8.71			$8.71
Class Y net assets (3)	$87,725,635	$81,914,456	-		$169,640,091
Class Y shares outstanding (3)	8,822,860	9,192,738	1,022,030	(2)	19,037,628
Class Y net asset value per share (3)	$9.94	$8.91			$8.91
Institutional Class net assets	$-	$2,548			$2,548
Institutional Class shares outstanding	-	286			286
Institutional Class net asset value per share	$-	$8.91			$8.91
*
The information in the table is as of March 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

(1)   Holders of the Fifth Third High Yield Bond Fund Class B shares will receive Class A shares of the Touchstone High Yield Fund upon closing of the Reorganization.
(2)   Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third High Yield Bond Fund’s shareholder accounts based on the relative value of the Fifth Third High Yield Bond Fund’s and the Touchstone High Yield Fund’s net asset value per share.
(3)   Holders of the Fifth Third High Yield Bond Fund Institutional shares will receive Class Y shares of the Touchstone High Yield Fund upon closing of the Reorganization.

	Fifth Third Short Term Bond Fund (Acquired Fund)*	Touchstone Ultra Short Duration Fixed Income Fund (Acquiring Fund)*	Pro Forma Adjustments*		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund*
Net Assets (all classes)	$169,416,976	$351,191,106	-		$520,608,082
Class A net assets	$19,218,857	$-	-		$19,218,857
Class A shares outstanding	2,013,126	-	(5,587)	(1)	2,007,539
Class A net asset value per share	$9.55	$-			$9.57
Class C net assets	$7,214,032	$-	-		$7,214,032
Class C shares outstanding	757,327	-	(3,773)	(1)	753,554
Class C net asset value per share	$9.53	$-			$9.57
Class Y net assets (2)	$142,984,087	$-	-		$142,984,087
Class Y shares outstanding (2)	14,967,827	-	(32,180)	(1)	14,935,647
Class Y net asset value per share (2)	$9.55	$-			$9.57
Class Z net assets	$-	$351,191,106	-		$351,191,106
Class Z shares outstanding	-	36,684,267	-		36,684,267
Class Z net asset value per share	$-	$9.57			$9.57
*
The information in the table is as of March 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

 (1)           Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third Short Term Bond Fund’s shareholder accounts based on the relative value of the Fifth Third Short Term Bond Fund’s and the Touchstone Ultra Short Duration Fixed Income Fund’s net asset value per share.
(2)   Holders of the Fifth Third Short Term Bond Fund Institutional shares will receive Class Y shares of the Touchstone Ultra Short Duration Fixed Income Fund upon  closing of the Reorganization.

	Fifth Third Total Return Bond Fund (Acquired Fund)*	Touchstone Core Bond Fund (Acquiring Fund)*	Pro Forma Adjustments*		Pro Forma Combined Touchstone Core Bond Fund*
Net Assets (all classes)	$220,684,465	$58,999,088	-		$279,683,553
Class A net assets	$14,252,820	$49,678,543	$320,673	(1)	$64,252,036
Class A shares outstanding	1,521,483	4,666,472	(152,546)	(1),(2)	6,035,409
Class A net asset value per share	$9.37	$10.65			$10.65
Class B net assets	$320,673	$-	$(320,673)	(1)	$-
Class B shares outstanding	34,175	-	(34,175)	(1)	-
Class B net asset value per share	$9.38	$-			$-
Class C net assets	$597,190	$9,320,545	-		$9,917,735
Class C shares outstanding	63,643	933,848	(3,809)	(2)	993,682
Class C net asset value per share	$9.38	$9.98			$9.98
Class Y net assets (3)	$205,513,782	$-	-		$205,513,782
Class Y shares outstanding (3)	21,929,991	-	(2,625,393)	(2)	19,304,598
Class Y net asset value per share (3)	$9.37	$-			$10.65
*
The information in the table is as of March 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

(1) Holders of the Fifth Third Total Return Bond Fund Class B shares will receive Class A shares of the Touchstone Core Bond Fund upon closing of the Reorganization.
(2) Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third Total Return Bond Fund’s shareholder accounts based on the relative value of the Fifth Third Total Return Bond Fund’s and the Touchstone Core Bond Fund’s net asset value per share.
(3) Holders of the Fifth Third Total Return Bond Fund Institutional shares will receive Class Y shares of the Touchstone Core Bond Fund upon closing of the Reorganization.

	Fifth Third LifeModel Aggressive Fund (Acquired Fund)*	Touchstone Growth Allocation Fund (Acquiring Fund)*	Pro Forma Adjustments*		Pro Forma Combined Touchstone Growth Allocation Fund*
Net Assets (all classes)	$98,194,343	$41,171,689			$139,366,032
Class A net assets	$21,519,749	$11,915,668	$3,922,337	(1)	$37,357,754
Class A shares outstanding	1,953,509	1,077,721	347,618	(1),(2)	$3,378,848
Class A net asset value per share	$11.02	$11.06			$11.06
Class B net assets	$3,922,337	$-	$(3,922,337)	(1)	$-
Class B shares outstanding	371,595	-	(371,595)	(1)	-
Class B net asset value per share	$10.56	$-			$-
Class C net assets	$965,292	$27,736,206			$28,701,498
Class C shares outstanding	91,629	2,611,320	(748)	(2)	$2,702,201
Class C net asset value per share	$10.53	$10.62			$10.62
Class Y net assets (3)	$71,786,965	$1,507,124			$73,294,089
Class Y shares outstanding (3)	6,462,400	134,704	(46,212)	(2)	6,550,892
Class Y net asset value per share (3)	$11.11	$11.19			$11.19
Institutional Class net assets	$-	$12,691			$12,691
Institutional Class shares outstanding	$-	1,222			1,222
Institutional Class net asset value per share	$-	$10.39			$10.39
*
The information in the table is as of January 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

 (1)  Holders of the Fifth Third LifeModel Aggressive Fund Class B shares will receive Class A shares of the Touchstone Growth Allocation Fund upon closing of the Reorganization.
(2)   Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third LifeModel Aggressive Fund’s shareholder accounts based on the relative value of the Fifth Third LifeModel Aggressive Fund’s and the Touchstone Growth Allocation Fund’s net asset value per share.
(3) Holders of the Fifth Third LifeModel Aggressive Fund Institutional shares will receive Class Y shares of the Touchstone Growth Allocation Fund upon closing of the Reorganization.

	Fifth Third LifeModel Moderately Aggressive Fund (Acquired Fund)*	Touchstone Moderate Growth Allocation Fund (Acquiring Fund)*	Pro Forma Adjustments*		Pro Forma Combined Touchstone Moderate Growth Allocation Fund*
Net Assets (all classes)	$164,396,876	$70,385,528			$234,782,404
Class A net assets	$54,445,994	$16,534,247	$11,924,000	(1)	$82,904,241
Class A shares outstanding	4,828,760	1,521,120	1,277,156	(1),(2)	7,627,036
Class A net asset value per share	$11.28	$10.87			$10.87
Class B net assets	$11,924,000	$-	$(11,924,000)	(1)	$-
Class B shares outstanding	1,069,152	-	(1,069,152)	(1)	-
Class B net asset value per share	$11.15	-			$-
Class C net assets	$2,726,607	$52,640,804			$55,367,411
Class C shares outstanding	244,545	4,933,239	10,979	(2)	5,188,763
Class C net asset value per share	$11.15	$10.67			$10.67
Class Y net assets (3)	$95,300,275	$1,202,634			$96,502,909
Class Y shares outstanding (3)	8,438,939	109,701	254,093	(2)	8,802,733
Class Y net asset value per share (3)	$11.29	$10.96			$10.96
Institutional Class net assets	$-	$7,843			$7,843
Institutional Class shares outstanding	-	719			719
Institutional Class net asset value per share	$-	$10.90			$10.90
*
The information in the table is as of January 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

(1)   Holders of the Fifth Third LifeModel Moderately Aggressive Fund Class B shares will receive Class A shares of the Touchstone Moderate Growth Allocation Fund upon closing of the Reorganization.
(2)   Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third LifeModel Moderately Aggressive Fund’s shareholder accounts based on the relative value of the Fifth Third LifeModel Moderately Aggressive Fund’s and the Touchstone Moderate Growth Allocation Fund’s net asset value per share.
(3)   Holders of the Fifth Third LifeModel Moderately Aggressive Fund Institutional shares will receive Class Y shares of the Touchstone Moderate  Growth Allocation Fund upon closing of the Reorganization.

	Fifth Third LifeModel Moderate Fund (Acquired Fund)*	Touchstone Balanced Allocation Fund (Acquiring Fund)*	Pro Forma Adjustments*		Pro Forma Combined Touchstone Balanced Allocation Fund*
Net Assets (all classes)	$234,534,912	$58,259,445			$292,794,357
Class A net assets	$38,183,124	$10,845,229	$7,808,946	(1)	$56,837,299
Class A shares outstanding	3,546,715	991,074	656,197	(1),(2)	5,193,986
Class A net asset value per share	$10.77	$10.94			$10.94
Class B net assets	$7,808,946	$-	$(7,808,946)	(1)	$-
Class B shares outstanding	729,132	-	(729,132)	(1)	-
Class B net asset value per share	$10.71	$-			$-
Class C net assets	$2,525,253	$45,574,807			$48,100,060
Class C shares outstanding	235,826	4,172,507	(4,632)	(2)	4,403,701
Class C net asset value per share	$10.71	$10.92			$10.92
Class Y net assets (3)	$186,017,589	$1,810,588			$187,828,177
Class Y shares outstanding (3)	17,253,081	165,174	(283,307)	(2)	17,134,948
Class Y net asset value per share (3)	$10.78	$10.96			$10.96
Institutional Class net assets	$-	$28,821			$28,821
Institutional Class shares outstanding	-	2,641			2,641
Institutional Class net asset value per share	$-	$10.91			$10.91
*
The information in the table is as of January 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

(1) Holders of the Fifth Third LifeModel Moderate Fund Class B shares will receive Class A shares of the Touchstone Balanced Allocation Fund upon closing of the Reorganization.
(2) Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third LifeModel Moderate Fund’s shareholder accounts based on the relative value of the Fifth Third LifeModel Moderate Fund’s and the Touchstone Balanced Allocation Fund’s net asset value per share.
(3) Holders of the Fifth Third LifeModel Moderate Fund Instututional shares will receive Class Y shares of the Touchstone Balanced Allocation Fund upon closing of the Reorganization.

	Fifth Third LifeModel Moderately Conservative Fund (Acquired Fund)*	Fifth Third LifeModel Conservative Fund (Acquired Fund)*	Touchstone Conservative Allocation Fund (Acquiring Fund)*	Pro Forma Adjustments*		Pro Forma Combined Touchstone Conservative Allocation Fund*
Net Assets (all classes)	$49,005,163	$39,637,066	$36,244,177			$124,886,406
Class A net assets	$14,713,755	$9,751,481	$9,248,288	$4,322,729	(1)	$38,036,253
Class A shares outstanding	1,492,284	986,265	856,825	188,566	(1),(2)	3,523,940
Class A net asset value per share	$9.86	$9.89	$10.79			$10.79
Class B net assets	$2,749,132	$1,573,597	$-	$(4,322,729)	(1)	$-
Class B shares outstanding	279,892	159,670	-	(439,562)	(1)	-
Class B net asset value per share	$9.82	$9.86	$-			$-
Class C net assets	$988,679	$749,599	$18,864,229			$20,602,507
Class C shares outstanding	100,614	75,960	1,756,807	(14,690)	(2)	1,918,691
Class C net asset value per share	$9.83	$9.87	$10.74			$10.74
Class Y net assets (3)	$30,553,597	$27,562,389	$1,899,774			$60,015,760
Class Y shares outstanding (3)	3,093,221	2,781,380	175,921	(493,002)	(2)	5,557,520
Class Y net asset value per share (3)	$9.88	$9.91	$10.80			$10.80
Institutional Class net assets	$-	$-	$6,231,886			$6,231,886
Institutional Class shares outstanding	-	-	576,580			576,580
Institutional Class net asset value per share	$-	$-	$10.81			$10.81
*
The information in the table is as of January 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

(1) Holders of the Fifth Third LifeModel Moderately Conservative Fund and Fifth Third LifeModel Conservative Fund Class B shares will receive Class A shares of the Touchstone Conservative Allocation Fund upon closing of the Reorganization.
(2) Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third LifeModel Moderately Conservative Fund’s and the Fifth Third LifeModel Conservative Fund’s shareholder accounts based on the relative value of the Fifth Third LifeModel Moderately Conservative Fund’s, Fifth Third LifeModel Conservative Fund’s and the Touchstone Conservative Allocation Fund’s net asset value per share.
(3) Holders of the Fifth Third LifeModel Moderately Conservative Fund and Fifth Third LifeModel Conservative Fund Institutional shares will receive Class Y shares of the Touchstone Conservative Allocation Fund upon closing of the Reorganization.

	Fifth Third Micro Cap Value Fund (Acquired Fund)*	Pro Forma Adjustments*		Pro Forma Touchstone Micro Cap Value Fund*
Net Assets (all classes)	$50,689,019			$50,689,019
Class A net assets	$18,013,964	$177,906	(1)	$18,191,870
Class A shares outstanding	4,168,106	41,164	(1),(2)	4,209,270
Class A net asset value per share	$4.32			$4.32
Class B net assets	$177,906	$(177,906)	(1)	-
Class B shares outstanding	46,588	(46,588)	(1)	-
Class B net asset value per share	$3.82			-
Class C net assets	$5,002,976			$5,002,976
Class C shares outstanding	1,308,396			1,308,396
Class C net asset value per share	$3.82			$3.82
Class Y net assets (3)	$27,494,173			$27,494,173
Class Y shares outstanding (3)	5,878,278			5,878,278
Class Y net asset value per share (3)	$4.68			$4.68
*
The information in the table is as of January 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

(1) Holders of the Fifth Third Micro Cap Value Fund Class B shares will receive Class A shares of the Touchstone Micro Cap Value Fund upon closing of the Reorganization.
(2) Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third Micro Cap Value Fund’s shareholder accounts based on the relative value of the Fifth Third Micro Cap Value Fund’s and the Touchstone Micro Cap Value Fund’s net asset value per share.
(3) Holders of the Fifth Third Micro Cap Value Fund Institutional shares will receive Class Y shares of the Touchstone Micro Cap Value Fund upon  closing of the Reorganization.

	Fifth Third Small Cap Value Fund (Acquired Fund)*	Pro Forma Adjustments*		Pro Forma Touchstone Small Company Value Fund*
Net Assets (all classes)	$61,242,783	-		$61,242,783
Class A net assets	$1,995,083	$485,406	(1)	$2,480,489
Class A shares outstanding	108,097	26,300	(1),(2)	134,397
Class A net asset value per share	$18.46			$18.46
Class B net assets	$485,406	$(485,406)	(1)	-
Class B shares outstanding	27,863	(27,863)	(1)	-
Class B net asset value per share	$17.42			-
Class C net assets	$1,685,524	-		$1,685,524
Class C shares outstanding	97,121			97,121
Class C net asset value per share	$17.35			$17.35
Class Y net assets (3)	$57,076,770	-		$57,076,770
Class Y shares outstanding (3)	3,054,504	-		3,054,504
Class Y net asset value per share (3)	$18.69			$18.69
*
The information in the table is as of January 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

(1) Holders of the Fifth Third Small Cap Value Fund Class B shares will receive Class A shares of the Touchstone Small Company Value Fund upon closing of the Reorganization.
(2) Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third Small Cap Value Fund’s shareholder accounts based on the relative value of the Fifth Third Small Cap Value Fund’s and the Touchstone Small Company Value Fund’s net asset value per share.
(3) Holders of the Fifth Third Small Cap Value Fund Institutional shares will receive Class Y shares of the Touchstone Small Company Value Fund upon closing of the Reorganization.

	Fifth Third International Equity Fund (Acquired Fund)*	Pro Forma Adjustments*		Pro Forma Touchstone International Value Fund*
Net Assets (all classes)	$156,948,315			$156,948,315
Class A net assets	$8,566,820	$221,759	(1)	$8,788,579
Class A shares outstanding	1,181,869	30,594	(1),(2)	1,212,463
Class A net asset value per share	$7.25			$7.25
Class B net assets	$221,759	$(221,759)	(1)	-
Class B shares outstanding	30,757	(30,757)	(1)	-
Class B net asset value per share	$7.21			-
Class C net assets	$204,098			$204,098
Class C shares outstanding	30,047			30,047
Class C net asset value per share	$6.79			$6.79
Class Y net assets (3)	$147,955,638			$147,955,638
Class Y shares outstanding (3)	20,419,716			20,419,716
Class Y net asset value per share (3)	$7.25			$7.25

*
The information in the table is as of January 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

(1) Holders of the Fifth Third International Equity Fund Class B shares will receive Class A shares of the Touchstone International Value Fund upon closing of the Reorganization.
(2) Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third International Equity Fund’s shareholder accounts based on the relative value of the Fifth Third International Equity Fund’s and the Touchstone International Value Fund’s net asset value per share.
(3)   Holders of the Fifth Third International Equity Fund Institutional shares will receive Class Y shares of the Touchstone International Value Fund upon closing of the Reorganization.

	Fifth Third Strategic Income Fund (Acquired Fund)*	Pro Forma Adjustments*		Pro Forma Touchstone Strategic Income Fund*
Net Assets (all classes)	$207,472,244	-		$207,472,244
Class A net assets	$35,376,409	$472,601	(1)	$35,849,010
Class A shares outstanding	3,363,058	44,928	(1),(2)	3,407,986
Class A net asset value per share	$10.52			$10.52
Class B net assets	$472,601	$(472,601)	(1)	-
Class B shares outstanding	44,973	(44,973)	(1)	-
Class B net asset value per share	$10.51			-
Class C net assets	$21,553,274			$21,553,274
Class C shares outstanding	2,070,791			2,070,791
Class C net asset value per share	$10.41			$10.41
Class Y net assets (3)	$150,069,960			$150,069,960
Class Y shares outstanding (3)	14,233,594			14,233,594
Class Y net asset value per share (3)	$10.54			$10.54
*
The information in the table is as of January 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

(1) Holders of the Fifth Third Strategic Income Fund Class B shares will receive Class A shares of the Touchstone Strategic Income Fund upon closing of the Reorganization.
(2) Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third Strategic Income Fund’s shareholder accounts based on the relative value of the Fifth Third Strategic Income Fund’s and the Touchstone Strategic Income Fund’s net asset value per share.
(3) Holders of the Fifth Third Strategic Income Fund Institutional shares will receive Class Y shares of the Touchstone Strategic Income Fund upon closing of the Reorganization.

ADDITIONAL INFORMATION REGARDING ACQUIRING FUNDS AND THE ACQUIRED FUNDS

Management of the Funds

Investment Advisor to the Acquiring Funds

Touchstone Advisors, Inc. (“Touchstone Advisors”), located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, is the investment advisor of the Acquiring Funds and will serve as the investment advisor to each of the Acquiring Funds upon closing of the Reorganizations.  Touchstone Advisors has been a registered investment advisor since 1994. As of March 31, 2012, Touchstone Advisors had approximately $9.75 billion in assets under management.  As the Acquiring Funds’ investment advisor, Touchstone Advisors continuously reviews, supervises and administers the Acquiring Funds’ investment programs and also ensures compliance with the Acquiring Funds’ investment policies and guidelines.  Touchstone Advisors is responsible for selecting each Acquiring Fund’s sub-advisor(s), subject to approval by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating a sub-advisor, including: level of knowledge and skill; performance as compared to its peers or benchmark; consistency of performance over 5 years or more; level of compliance with investment rules and strategies; employees facilities and financial strength and quality of service.  Touchstone Advisors will also continually monitor each sub-advisor’s performance through various analyses and through in-person, telephone and written consultations with a sub-advisor. Touchstone Advisors discusses its expectations for performance with each sub-advisor and provides evaluations and recommendations to the Touchstone Board of Trustees, including whether or not a sub-advisor’s contract should be renewed, modified or terminated.

The Securities and Exchange Commission (the “SEC”) has granted an exemptive order that permits the Touchstone Trusts or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Acquiring Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Touchstone Trusts or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Acquiring Funds. Shareholders of an Acquiring Fund will be notified of any changes in its sub-advisory arrangements.  After the Reorganizations, Touchstone Advisors and the Touchstone Trusts will continue to rely on this exemptive order.

Touchstone Advisors is a wholly owned subsidiary of Western-Southern Mutual Holding Company (“Western-Southern”).  Touchstone Advisors is also responsible for running all of the operations of the Acquiring Funds, except those that are subcontracted to the sub-advisors, custodian, transfer agent, sub-administrative agent or other parties.

Sub-Advisors to the Acquiring Funds

Information regarding each of the Acquiring Fund’s sub-advisors and portfolio managers is provided below.  The Touchstone SAIs and the SAIs related to this Prospectus/Proxy Statement provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Sub-Advisor to the Touchstone Large Cap Growth Fund

Navellier & Associates, Inc. (“Navellier”), One East Liberty, Third Floor, Reno, NV 89501, has been a registered investment advisor since 1987 and has managed the Fund since 2004. Its sister company, that is now dissolved, Navellier Management, Inc., managed the Fund from its inception until 2004. As sub-advisor, Navellier makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. As of March 31, 2012, Navellier had approximately $3.3 billion assets under management.  Touchstone Advisors pays sub-advisory fees to Navallier from its advisory fee.

Touchstone Large Cap Growth Fund

Shawn C. Price is the primary manager and Louis G. Navellier is the secondary manager of the Fund and both have managed the Fund since its inception.  Mr. Price has been a Portfolio Manager for Navellier since 1991 and Mr. Navellier has been the Chief Executive Officer of Navellier since 1987.

Sub-Advisor to the Touchstone Growth Opportunities Fund

Westfield Capital Management Company, L.P. (“Westfield”), One Financial Center, Boston, MA 02111, has been a registered investment advisor since 1989 and has managed the Growth Opportunities Fund since July 2006.  As sub-advisor, Westfield makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. As of March 31, 2012, Westfield had approximately $15.9 billion assets under management.  Touchstone Advisors pays sub-advisory fees to Westfield from its advisory fee.

Touchstone Growth Opportunities Fund

William A. Muggia is the lead member of the Westfield Investment Committee, and he covers the Healthcare and Energy sectors.  Mr. Muggia is President, Chief Executive Officer, Chief Investment Officer and Partner of Westfield.  He has worked at Westfield since 1994 and has managed the Fund since 2006.

Sub-Advisor to the Touchstone Value Fund

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), is an SEC-registered advisor located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.  As sub-advisor, Barrow Hanley makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines.  Barrow Hanley has provided value-oriented investment strategies to institutional investors and mutual funds since 1979.  As of March 31, 2012, Barrow Hanley managed approximately $66.7 billion in assets.  Touchstone Advisors pays sub-advisory fees to Barrow Hanley from its advisory fee.

Touchstone Value Fund

James P. Barrow founded Barrow Hanley in August 1979.  Mr. Barrow serves as Executive Director and President, positions he has held since 2000, and Portfolio Manager, a position he has held since 1979.  He is currently a member of the large cap value equity team.  Robert J. Chambers, CFA, joined Barrow Hanley in August 1994.  Mr. Chambers is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.  Timothy J. Culler, CFA joined Barrow Hanley in May 1999.  Mr. Culler is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.  J. Ray Nixon, Jr. joined Barrow Hanley in June 1994.  Mr. Nixon is an Executive Director and Portfolio Manager and serves as member of the large cap value equity team.  Mark Giambrone, CPA joined Barrow Hanley in January 1999.  Mr. Giambrone is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.

Sub-Advisor to the Touchstone High Yield Fund, Touchstone Ultra Short Duration Fixed Income Fund and Touchstone Core Bond Fund

Fort Washington Investment Advisors, Inc. (“Fort Washington”), an affiliate of Touchstone Advisors, is an SEC-registered advisor located at 303 Broadway, Suite 1200, Cincinnati, Ohio 45202. As sub-advisor, Fort Washington makes investment decisions for the Funds and also ensures compliance with the Funds’ investment policies and guidelines. As of March 31, 2012, Fort Washington had approximately $38.4 billion in assets under management.  Touchstone Advisors pays sub-advisory fees to Fort Washington from its advisory fee.

Touchstone High Yield Fund

Brendan M. White, CFA, is primarily responsible for managing the Fund and has managed the Fund since its inception. Mr. White is a Managing Director and Senior Portfolio Manager and has worked at Fort Washington since 1993. Timothy Jossart, CFA, has research responsibilities for certain sectors and has assisted Brendan White with the management of the High Yield Fund since 2011. Mr. Jossart is an Assistant Vice President, Assistant Portfolio Manager and Senior Credit Research Manager and has been employed by Fort Washington since 1996.

Touchstone Ultra Short Duration Fixed Income Fund

Scott D. Weston, Vice President and Senior Portfolio Manager, joined Fort Washington in September 1999. He is also Fort Washington’s lead sector specialist in mortgage-backed and asset-backed securities. Mr. Weston is a graduate of the University of Utah with a BS in Finance and the University of Cincinnati with an MBA in Finance. He has investment experience dating back to 1992.

Brent A. Miller, CFA, Portfolio Manager, joined Fort Washington in June 2001. He became a portfolio manager in 2008 and was an assistant portfolio manager prior to 2008. Mr. Miller graduated Magna Cum Laude from the University of Evansville with a BS in Mathematics. He has investment experience dating back to 1999.

Touchstone Core Bond Fund

Timothy J. Policinski, CFA, is the primary manager and Daniel J. Carter, CFA, is the secondary manager of the Fund. Mr. Policinski is a Managing Director and Senior Portfolio Manager. He has worked at Fort Washington and managed the Fund since 2001. Mr. Policinski has over 20 years of fixed-income management experience. Daniel J. Carter began as an Assistant Portfolio Manager of Fort Washington in 2000 and has been an Assistant Vice President and Portfolio Manager since 2007. He has managed the Fund since September 2001.

Sub-Advisor to the Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund (“Asset Allocation Funds”)

Ibbotson Associates, Inc. (“Ibbotson”), an SEC-registered advisor located at 22 West Washington Street, Chicago, Illinois 60602, is a wholly-owned subsidiary of Morningstar, Inc.  As sub-advisor, Ibbotson makes investment decisions for the Asset Allocation Funds and also ensures compliance with each Asset Allocation Fund’s investment policies and guidelines.  As of December 31, 2011, Ibbotson had approximately $92.8 billion in assets under management.  Touchstone Advisors pays sub-advisory fees to Ibbotson from its advisory fee.

Asset Allocation Funds

Brian Huckstep, CFA, Portfolio Manager, has served as a portfolio manager at Ibbotson since 2005.  Scott Wentsel, CFA, CFP, Portfolio Manager, has served as a Vice President and Senior Portfolio Manager at Ibbotson since 2005.  John Thompson, Jr., Co-Head Investment Advisory, and served as Vice President, Portfolio Manager & Director, Global Investment Services at Ibbotson from 2006 to 2011 and Portfolio Manager from 1999 to 2006.  Chris Armstrong, CFA, Portfolio Manager, has served as a portfolio manager at Ibbotson since 2005.

Sub-Advisor to the Touchstone Micro Cap Value Fund and Touchstone Strategic Income Fund

Fifth Third Asset Management, Inc. (“FTAM”), the current investment advisor to each of the Acquired Funds, will serve as the sub-advisor to the Touchstone Micro Cap Value Fund and the Touchstone Strategic Income Fund upon closing of the Reorganizations.  FTAM is located at 38 Fountain Square Plaza, Cincinnati, Ohio 45202. FTAM is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. FTAM provides comprehensive advisory services for institutional and personal clients. FTAM offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts.  As of March 31, 2012, FTAM had approximately $15 billion of assets under management.  Touchstone Advisors will pay sub-advisory fees to FTAM from its advisory fee.

Touchstone Micro Cap Value Fund

Eric J. Holmes, CFA, is the Director of the Small Cap Value Strategies team for FTAM. He joined FTAM in 2003 and has 18 years of investment experience. Prior to joining FTAM, he was a Director for Victory Capital Management on the Large Cap Value product, covering the Insurance and miscellaneous Consumer Cyclicals industries. Mr. Holmes also spent 5 years with Manning & Napier Advisors as a Research Analyst, Research Associate, and Research Assistant for the Small Cap Value and Large Cap Value products.

Craig P. Nedbalski, CFA, is a Portfolio Manager on the Small Cap Value Strategies team for FTAM. He joined FTAM in 2005 and has 17 years of investment experience. Prior to joining FTAM, Mr. Nedbalski was with Victory Capital Management where he was a Managing Director, providing stock research and analysis with a focus on the Telecommunications, Media, Consumer Discretionary, and Technology sectors.

Michael Barr, CFA, is a Portfolio Manager on the Small Cap Value Strategies team for FTAM. He joined FTAM in 2011 and has 25 years of investment experience. Prior to joining FTAM, Mr. Barr was with Victory Capital Management since 1998, where he was a Managing Director - Equity Analyst, providing stock research and analysis focusing on Healthcare, Consumer Staples, Cyclicals, and Basic Industries throughout his tenure.

Touchstone Strategic Income Fund

Peter Kwiatkowski, CFA, is the Director of Growth and Income Strategies for FTAM. He joined FTAM in 2002 and has 13 years of investment experience. Prior to joining FTAM, he worked in Fifth Third Bank’s Treasury Group where his responsibilities included structured finance, investments, balance sheet management, and economic analysis. Prior to that, Mr. Kwiatkowski served as a Portfolio Analyst for Pacific Investment Management Company (PIMCO). His previous experience also includes 7 years in real estate, most recently as the manager of a unit handling defaulted mortgages.

David L. Withrow, CFA, is the Director of Taxable Fixed Income, responsible for the management of actively managed fixed income portfolios for FTAM. He joined FTAM in 2001 as a Senior Fixed Income Portfolio Manager and has 23 years of investment experience. Prior to that, David served in a similar capacity for Fifth Third Bank Investment Advisors.

Mitchell L. Stapley, CFA, is the Chief Fixed Income Officer overseeing all Fixed Income strategies for FTAM. He joined FTAM in 2001 and has 28 years of investment experience. Prior to joining FTAM, he held a similar position at Lyon Street Asset Management, a subsidiary of Old Kent Bank, which was later acquired by Fifth Third Bank. Previously, he was Manager of Short Term Investments/Foreign Exchange Exposure at Navistar International Corporation in Chicago. While at Navistar, he was responsible for both investment strategy and implementation, and foreign exchange hedging and trading. Prior to that, Mr. Stapley served as a Portfolio Manager for William Wrigley Jr. Company in Chicago.

Mirko M. Mikelic is a Senior Portfolio Manager on the Fixed Income team, responsible for research and portfolio strategy for FTAM. He joined FTAM in 2003 as a Senior Fixed Income Analyst and has 15 years of investment experience. Prior to joining FTAM, Mr. Mikelic was an International Equity Analyst at Reach Capital Management and authored research reports for CCN LLC. Prior to CCN, he spent several years on the liability management desk of Credit Suisse First Boston/DLJ where he also worked with several of the largest fixed income managers globally in a mortgage sales capacity. Mr. Mikelic began his career in the investment business as a Fixed Income Associate on Morgan Stanley’s mortgage research and trading desks as part of their fixed income training program.

John L. Cassady III, CFA, is a Senior Portfolio Manager on the Taxable Fixed Income team for FTAM. He joined FTAM in 2001 and has 22 years of investment experience. Prior to joining FTAM, he held a similar position at Lyon Street Asset Management, a subsidiary of Old Kent Bank, which was acquired by Fifth Third Bank. Previously, he was a fixed income portfolio manager at Atlantic Portfolio Analytics & Management (APAM) which has since been acquired by Utendahl Capital Management (now UCM Partners).

Dan Popowics, CFA, is a Portfolio Manager on the Growth & Income Strategies team and serves as a Portfolio Manager for Mid Cap Growth strategies for FTAM. He joined FTAM in 2009 and has 13 years of investment experience. From 1999 to 2009, Mr. Popowics was an Equity Analyst with Fifth Third Bank Investment Advisors and covered the Consumer Discretionary, Consumer Staples, Health Care, and Financials sectors.

Jason M. Schwartz, CFA, serves as a Portfolio Manager on the Fixed Income team for FTAM. He joined FTAM in 2004 and has 8 years of investment experience.

Sub-Advisor to the Touchstone Small Company Value Fund

DePrince, Race & Zollo, Inc. (“DRZ”), an SEC-registered investment advisor located at 250 Park Avenue South, Suite 250, Winter Park, FL, 32789, will serve as the sub-advisor to the Touchstone Small Company Value Fund upon the closing of the Reorganization.  As sub-advisor, DRZ will make investment decisions for the Fund and will also ensure compliance with the Fund’s investment policies and guidelines. As of March 31, 2012, DRZ had approximately $7.1 billion in assets under management.  Touchstone Advisors will pay sub-advisory fees to DRZ from its advisory fee.

Gregory T. Ramsby, Partner and Portfolio Manager, joined DRZ in 1996. Prior to joining DRZ, Mr. Ramsby was employed at First Union Capital Management as an equity analyst and Associate Portfolio Manager. Prior to that, he was an equity analyst at Nations Bank Investment Management.

Sub-Advisor to the Touchstone International Value Fund

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), an SEC-registered advisor located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, will serve as the sub-advisor to the Touchstone International Value Fund upon the closing of the Reorganization.  As sub-advisor, Barrow Hanley will make investment decisions for the Fund and will also ensure compliance with the Fund’s investment policies and guidelines.  Barrow Hanley has provided value-oriented investment strategies to institutional investors and mutual funds since 1979.  As of March 31, 2012, Barrow Hanley managed $67 billion in assets.  Touchstone Advisors will pay sub-advisory fees to Barrow Hanley from its advisory fee.

Barrow Hanley will manage the Touchstone International Value Fund with a team, including a portfolio manager, an assistant portfolio manager, and analysts who are responsible for the coverage of specific sectors. David A. Hodges, Jr. is the lead portfolio manager and Randolph S. Wrighton, Jr. is the assistant portfolio manager.  David A. Hodges, Jr, CFA, joined Barrow Hanley in 2001. Randolph S. Wrighton, Jr., CFA, joined Barrow Hanley in 2005 as an equity analyst.

Investment Advisor to the Acquired Funds

FTAM, located at 38 Fountain Square Plaza, Cincinnati, Ohio 45202, serves as investment advisor to the Acquired Funds. FTAM is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. FTAM provides comprehensive advisory services for institutional and personal clients. FTAM offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts.  As of March 31, 2012, FTAM had approximately $15 billion of assets under management.

Comparison of Investment Advisory Fees

Pursuant to investment advisory agreements, each of FTAM and Touchstone Advisors, respectively, is entitled to receive a fee with respect to the average daily net assets of the Funds for which they act as investment advisor, which is computed and paid monthly. The advisory fees payable to FTAM with respect to the Acquired Funds and to Touchstone Advisors with respect to the corresponding Acquiring Funds are set forth in the table below.  Touchstone Advisors pays sub-advisory fees to each sub-advisor from its advisory fee and with respect to the Fifth Third High Yield Bond Fund, FTAM pays a sub-advisory fee to Fort Washington from its advisory fee.   The following table sets forth each Fund’s advisory fee as a percentage of average daily net assets.

Acquired Fund	Advisory Fee	Acquiring Funds	Advisory Fee
Fifth Third Quality Growth Fund	0.80%	Touchstone Large Cap Growth Fund	0.75% on the first $200 million; 0.70% from $200 million to $1 billion; and 0.65% thereafter
Fifth Third Mid Cap Growth Fund	0.80%	Touchstone Growth Opportunities Fund	0.75% on the first $500 million; 0.70% from $500 million to $1 billion; and 0.65% thereafter
Fifth Third Disciplined	0.80%	Touchstone Value Fund	0.75% on first $300

Acquired Fund	Advisory Fee	Acquiring Funds	Advisory Fee
Large Cap Value Fund
million; 0.73% on next $200 million; 0.72% on next $250 million; 0.70% on next $250 million; 0.68% on the next $500 million; 0.67% on the next $500 million; and 0.66% on average daily net assets over $2 billion

Fifth Third All Cap Value Fund	1.00%	Touchstone Value Fund
0.75% on first $300 million; 0.73% on next $200 million; 0.72% on next $250 million; 0.70% on next $250 million; 0.68% on the next $500 million; 0.67% on the next $500 million; and 0.66% on average daily net assets over $2 billion

Fifth Third High Yield Bond Fund	0.70%	Touchstone High Yield Fund	0.60% of average daily net assets up to $50 million; 0.50% of assets from $50 million to $300 million; 0.45% of assets over $300 million
Fifth Third Short Term Bond Fund	0.50%	Touchstone Ultra Short Duration Fixed Income Fund	0.25%
Fifth Third Total Return Bond Fund	0.60%	Touchstone Core Bond Fund	0.50% of average daily net assets up to $100 million; 0.45% of assets from $100 million to $200 million; 0.40% of assets from $200 million to $300 million; 0.35% of assets over $300 million
Fifth Third LifeModel Aggressive FundSM	0.15%	Touchstone Growth Allocation Fund	0.25% on first $1 billion; 0.225% on next $1 billion; 0.20% on next $1 billion; and 0.175% on average daily net assets over $3 billion
Fifth Third LifeModel Moderately Aggressive FundSM	0.15%	Touchstone Moderate Growth Allocation Fund	0.25% on first $1 billion; 0.225% on next $1 billion; 0.20% on next $1 billion; and 0.175% on average daily net assets over $3 billion
Fifth Third LifeModel Moderate FundSM	0.15%	Touchstone Balanced Allocation Fund	0.20% on first $1 billion; 0.175% on next $1 billion; 0.15% on next $1 billion; and 0.125% on average daily net assets over $3 billion
Fifth Third LifeModel Moderately Conservative FundSM	0.15%	Touchstone Conservative Allocation Fund	0.20% on first $1 billion; 0.175% on next $1 billion; 0.15% on next $1 billion;

Acquired Fund	Advisory Fee	Acquiring Funds	Advisory Fee
			and 0.125% on average daily net assets over $3 billion
Fifth Third LifeModel Conservative FundSM	0.15%	Touchstone Conservative Allocation Fund	0.20% on first $1 billion; 0.175% on next $1 billion; 0.15% on next $1 billion; and 0.125% on average daily net assets over $3 billion
Fifth Third Micro Cap Value Fund	1.00%	Touchstone Micro Cap Value Fund	1.00%
Fifth Third Small Cap Value Fund	0.90%	Touchstone Small Company Value Fund	0.90%
Fifth Third International Equity Fund	1.00%	Touchstone International Value Fund	1.00%
Fifth Third Strategic Income Fund	1.00%	Touchstone Strategic Income Fund	0.70%

Acquiring Funds’ Advisory and Sub-Advisory Agreement Approval

A discussion of the basis for the Touchstone Board of Trustees’ approval of the Touchstone Large Cap Growth Fund’s and Touchstone Growth Opportunities Fund’s advisory and sub-advisory agreements can be found in Touchstone Strategic Trust’s March 31, 2012 Annual Report.  A discussion of the basis for the Touchstone Board of Trustees’ approval of the Touchstone Value Fund’s advisory and sub-advisory agreements can be found in Touchstone Strategic Trust’s June 30, 2012 Annual Report. A discussion of the basis for the Board of Trustees’ approval of the Touchstone High Yield Fund’s and Touchstone Core Bond Fund’s advisory and sub-advisory agreements can be found in the Touchstone Investment Trust’s March 31, 2012 Semi-Annual Report.  A discussion of the basis for the Board of Trustees’ approval of the Touchstone Ultra Short Duration Fixed Income Fund’s advisory and sub-advisory agreements can be found in the Touchstone Funds Group Trust’s March 31, 2012 Semi-Annual Report.  A discussion of the basis for the Touchstone Board of Trustees’ approval of the Touchstone Growth Allocation Fund’s, Touchstone Moderate Growth Allocation Fund’s, Touchstone Balanced Allocation Fund’s and Touchstone Conservative Allocation Fund’s advisory and sub-advisory agreements can be found in Touchstone Strategic Trust’s July 31, 2012 Annual Report.  A discussion of the basis for the Touchstone Board of Trustees’ approval of the Touchstone Micro Cap Value Fund’s, Touchstone Small Company Value Fund’s, Touchstone International Value Fund’s and Touchstone Strategic Income Fund’s advisory and sub-advisory agreements can be found in Touchstone Strategic Trust’s January 31, 2013 Semi-Annual Report.

Expense Limitation Agreements with respect to the Acquiring Funds

Touchstone Advisors has contractually agreed to waive fees and reimburse expenses to the extent necessary to ensure certain Funds’ total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, and other extraordinary expenses not incurred in the ordinary course of business) do not exceed the contractual limits set forth below.  The contractual limits set forth below have been adjusted for each class to include the effect of Rule 12b-1 fees, shareholder servicing fees and other anticipated class specific expenses, if applicable. Fee waivers and/or expense reimbursements are calculated and applied monthly, based on each Fund’s average net assets during such month.   In connection with the Reorganizations, Touchstone Advisors has agreed to maintain these fee waivers and expense reimbursements for a period of one year from the closing of the Reorganizations.  Following expiration of the one year contractual fee waiver period, the expense limitations for the Touchstone Value Fund, Touchstone Ultra Short Duration Fixed Income Fund, Touchstone Core Bond Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund and Touchstone Conservative Allocation Fund will revert to the pre-merger contractual limits, as set forth below, which will remain in effect until April 16, 2014.  [The expense limitations for all other Funds, except the Shell Funds, are anticipated to revert to the pre-merger expense limitation levels, which are presented below in the “Current Expense Limit” column in the table, following the termination of the one year contractual period.]  The terms of Touchstone Advisors’ contractual waiver agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Acquiring Funds’ Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for a Fund.  No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount.

Fund	Current Expense Limit	Termination Date (Assumes Reorganization Does Not Occur)	Pro Forma Expense Limit*	Termination Date (Assumes Reorganization Occurs)
Touchstone Large Cap Growth Fund
Class A	1.25%	July 29, 2013	1.20%	[September 10, 2013]
Class C	2.00%	July 29, 2013	1.95%	[September 10, 2013]
Class Y	0.99%	July 29, 2013	0.95%	[September 10, 2013]
Touchstone Growth Opportunities Fund
Class A	1.24%	July 29, 2013	1.20%	[September 10, 2013]
Class C	1.99%	July 29, 2013	1.95%	[September 10, 2013]
Class Y	0.99%	July 29, 2013	0.95%	[September 10, 2013]
Touchstone Value Fund
Class A	1.20%	April 16, 2014	1.00% 1.20%	[September 10, 2013] April 16, 2014
Class C	1.95%	April 16, 2014	1.75% 1.95%	[September 10, 2013] April 16, 2014
Class Y	0.95%	April 16, 2014	0.75% 0.95%	[September 10, 2013] April 16, 2014
Touchstone High Yield Fund
Class A	1.05%	January 27, 2013	0.99%	[September 10, 2013]
Class C	1.80%	January 27, 2013	1.74%	[September 10, 2013]
Class Y	0.80%	January 27, 2013	0.74%	[September 10, 2013]
Touchstone Ultra Short Duration Fixed Income Fund
Class A	0.69%	April 16, 2014	0.69%	April 16, 2014
Class C	1.19%	April 16, 2014	1.19%	April 16, 2014
Class Y	0.44%	April 16, 2014	0.44%	April 16, 2014
Touchstone Core Bond Fund
Class A	0.83%	April 16, 2014	0.83%	April 16, 2014
Class C	1.58%	April 16, 2014	1.58%	April 16, 2014

Fund	Current Expense Limit	Termination Date (Assumes Reorganization Does Not Occur)	Pro Forma Expense Limit*	Termination Date (Assumes Reorganization Occurs)
Class Y	0.58%	April 16, 2014	0.58%	April 16, 2014
Touchstone Balanced Allocation Fund
Class A	0.64%	April 16, 2014	0.33% 0.64%	[September 10, 2013] April 16, 2014
Class C	1.39%	April 16, 2014	1.08% 1.39%	[September 10, 2013] April 16, 2014
Class Y	0.39%	April 16, 2014	0.08% 0.39%	[September 10, 2013] April 16, 2014
Touchstone Moderate Growth Allocation Fund
Class A	0.57%	April 16, 2014	0.33% 0.57%	[September 10, 2013] April 16, 2014
Class C	1.32%	April 16, 2014	1.08% 1.32%	[September 10, 2013] April 16, 2014
Class Y	0.32%	April 16, 2014	0.08% 0.32%	[September 10, 2013] April 16, 2014
Touchstone Growth Allocation Fund
Class A	0.57%	April 16, 2014	0.33% 0.57%	[September 10, 2013] April 16, 2014
Class C	1.32%	April 16, 2014	1.08% 1.32%	[September 10, 2013] April 16, 2014
Class Y	0.32%	April 16, 2014	0.08% 0.32%	[September 10, 2013] April 16, 2014
Touchstone Conservative Allocation Fund
Class A	0.61%	April 16, 2014	0.33% 0.61%	[September 10, 2013] April 16, 2014
Class C	1.36%	April 16, 2014	1.08% 1.36%	[September 10, 2013] April 16, 2014
Class Y	0.36%	April 16, 2014	0.08% 0.36%	[September 10, 2013] April 16, 2014
Touchstone Micro Cap Value Fund

Fund	Current Expense Limit	Termination Date (Assumes Reorganization Does Not Occur)	Pro Forma Expense Limit*	Termination Date (Assumes Reorganization Occurs)
Class A	N/A	N/A	1.60%	[September 10, 2013]
Class C	N/A	N/A	2.35%	[September 10, 2013]
Class Y	N/A	N/A	1.35%	[September 10, 2013]
Touchstone Small Company Value Fund
Class A	N/A	N/A	1.20%	[September 10, 2013]
Class C	N/A	N/A	1.95%	[September 10, 2013]
Class Y	N/A	N/A	0.95%	[September 10, 2013]
Touchstone International Value Fund
Class A	N/A	N/A	1.36%	[September 10, 2013]
Class C	N/A	N/A	2.11%	[September 10, 2013]
Class Y	N/A	N/A	1.11%	[September 10, 2013]
Touchstone Strategic Income Fund
Class A	N/A	N/A	0.94%	[September 10, 2013]
Class C	N/A	N/A	1.69%	[September 10, 2013]
Class Y	N/A	N/A	0.69%	[September 10, 2013]
*	For periods where multiple expense caps are in effect, the lower of the two amounts will apply.

Expense Limitation Agreements with respect to the Acquired Funds

In its capacity as advisor and administrator to the Acquired Funds, FTAM has entered into an expense limitation agreement with the Acquired Funds. Under the terms of the expense limitation agreement, to the extent that ordinary operating expenses incurred by an Acquired Fund in any fiscal year exceed the specified expense limit for the Acquired Fund, the excess amount will be borne by FTAM. If the operating expenses are less than the specified expense limit for the Acquired Fund, FTAM shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense limit for the Acquired Fund, under the period of the agreement (currently the period for the 37 months commencing November 2, 2009 or for the 12 months commencing November 26, 2011). Such reimbursement shall be paid only while the expense limitation agreement is in effect and only if such amount paid, together with all other amounts reimbursed under this agreement in the fiscal year, does not cause the Acquired Fund to exceed the expense limitation. All waivers not recovered at the end of the period expire on either November 23, 2012 or November 30, 2012 (see table below). The Acquired Funds’ expense limitations are as follows:

Acquired Fund	Contractual Expense Limitation/Reimbursement Recoverable Expiration Date	Institutional	Class A	Class B	Class C
Fifth Third Quality Growth Fund	11/23/12	0.95%	1.20%	1.95%	1.95%
Fifth Third Mid Cap Growth Fund	11/23/12	0.95%	1.20%	1.95%	1.95%
Fifth Third Disciplined Large Cap Value Fund	11/23/12	0.75%	1.00%	1.75%	1.75%
Fifth Third All Cap Value Fund	11/23/12	0.85%	1.10%	1.85%	1.85%
Fifth Third High Yield Bond Fund	11/23/12	0.74%	0.99%	1.74%	1.74%
Fifth Third Short Term Bond Fund	11/30/12	0.47%	0.72%	NA	1.47%
Fifth Third Total Return Bond Fund	11/23/12	0.63%	0.88%	1.63%	1.63%
Fifth Third LifeModel AggressiveSM Fund	11/30/12	0.08%	0.33%	1.08%	1.08%
Fifth Third LifeModel Moderately AggressiveSM Fund	11/30/12	0.08%	0.33%	1.08%	1.08%
Fifth Third LifeModel ModerateSM Fund	11/30/12	0.08%	0.33%	1.08%	1.08%
Fifth Third LifeModel Moderately ConservativeSM Fund	11/30/12	0.08%	0.33%	1.08%	1.08%
Fifth Third LifeModel ConservativeSM Fund	11/30/12	0.08%	0.33%	1.08%	1.08%
Fifth Third Micro Cap Value Fund	11/23/12	1.35%	1.60%	2.35%	2.35%
Fifth Third Small Cap Value Fund	11/23/12	0.95%	1.20%	1.95%	1.95%
Fifth Third International Equity Fund	11/23/12	1.11%	1.36%	2.11%	2.11%
Fifth Third Strategic Income Fund	11/30/12	0.69%	0.94%	1.69%	1.69%

Class A Shares:  Class A shares of the Acquired Funds are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.  Class A shares are subject to a 12b-1 distribution fee.

The current sales charge rates are as follows:

	Equity Funds, Fifth Third Strategic Income Fund and Asset Allocation Funds		Fifth Third Short Term Bond Fund		Fifth Third High Yield Fund and Fifth Third Total Return Bond Fund
	Sales Charge as % of Offering Price	Charge as a % of Your Investment	Sales Charge as % of Offering Price	Charge as a % of Your Investment	Sales Charge as % of Offering Price	Charge as a % of Your Investment
Less than $50,000	5.00%	5.26%	3.00%	3.09%	4.75%	4.99%
$50,000 but less than $100,000	4.50%	4.71%	2.50%	2.56%	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%	2.00%	2.04%	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%	1.50%	1.52%	2.50%	2.56%
$500,000 or more	-	-	0.00%	0.00%	-	-
$500,000 but less than $1,000,000	2.00%	2.04%	-	-	2.00%	2.04%
$1,000,000 or more1	0.00%	0.00%	-	-	0.00%	0.00%

1. If you purchase $1,000,000 or more of Class A shares ($500,000 or more of Class A shares for Fifth Third Short Term Bond Fund) and do not pay a sales charge, and you sell any of these shares before the twelfth month anniversary of purchase, you will pay a 1% (0.50% for Short Term Bond Fund) CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

Class B Shares:  Class B shares of the Acquired Funds are closed to all new investments. Holders of Class B shares who sell their Class B shares before the end of the sixth year after purchase will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).  Class B shares are subject to a 12b-1 distribution fee.

Class C Shares:  Class C shares of the Acquired Funds are offered at NAV, without any up-front sales charge. Therefore, all the money you send to the Funds is used to purchase Fund shares. If you sell your Class C shares before the first anniversary of purchase, however, you may pay a 1% contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).  Class C shares are subject to a 12b-1 distribution fee.

Institutional Shares: Institutional shares of the Acquired Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. Institutional shares are not subject to a 12b-1 fee or CDSC.

Description of Share Classes of the Acquiring Funds

In connection with the Reorganizations, Class A and Class B shareholders of an Acquired Fund will receive Class A shares of the corresponding Acquiring Fund, Class C shareholders of an Acquired Fund will receive Class C shares of the corresponding Acquiring Fund and Institutional class shareholders of an Acquired Fund will receive Class Y shares of the corresponding Acquiring Fund.  Class B shareholders of an Acquired Fund will not be subject to any applicable CDSC in connection with the receipt of Class A shares of the corresponding Acquiring Fund in the Reorganization.  A description of each class is below.

Class A Shares: Similar to the Acquired Funds, the offering price of Class A shares of each Acquiring Fund is equal to its net asset value (“NAV”) plus a front-end sales charge that you pay when you buy your shares.  The front-end sales charge is generally deducted from the amount of your investment.  Class A shares are subject to a 12b-1 distribution fee.  In addition, there is no sales charge on reinvested dividends and distributions.

Class A Sales Charge-Equity Funds and Asset Allocation Funds.  The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares for the Touchstone Equity Funds and the Touchstone Asset Allocation Funds. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted.  Note that the front-end sales charge gets lower as your investment amount gets larger.

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested
Under $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.95%	3.04%
$500,000 but less than $1 million	2.25%	2.30%
$1 million or more	0.00%	0.00%

Class A Sales Charge-Fixed Income Funds (except the Touchstone Ultra Short Duration Fixed Income Fund).  The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares for the Touchstone Fixed Income Funds. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted.  Note that the front-end sales charge gets lower as your investment amount gets larger.

	Sales Charge as % of	Sales Charge as % of
Amount of Your Investment	Offering Price	Net Amount Invested
Under $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.95%	3.04%
$500,000 but less than $1 million	2.25%	2.30%
$1 million or more	0.00%	0.00%

Class A Sales Charge for Touchstone Ultra Short Duration Fixed Income Fund.  The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares for the Touchstone Ultra Short Duration Fixed Income Fund. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted.  Note that the front-end sales charge gets lower as your investment amount gets larger.

	Sales Charge as % of	Sales Charge as % of
Amount of Your Investment	Offering Price	Net Amount Invested
Under $50,000	2.00%	2.04%
$50,000 but less than $100,000	1.50%	1.52%
$100,000 but less than $250,000	1.00%	1.01%
$250,000 but less than $500,000	0.50%	0.50%
$500,000 but less than $1 million	0.00%	0.00%

Similar to the Acquired Funds, the Acquiring Funds offer reductions and waivers of the initial sales charge on Class A shares to certain eligible investors or under certain circumstances.  Although similar, it is possible that Acquired Fund shareholders who were eligible for sales charge reductions or waivers may not be eligible for such waivers on future purchases of the Acquiring Funds.  Please see Exhibit E to this Prospectus/Proxy Statement for more information.

Class C Shares: Similar to the Acquired Funds, Class C shares of the Acquiring Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. Class C shares are subject to a 12b-1 fee.  A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year after you purchased them.  Upon receipt of Class C shares in the Reorganization, Class C shareholders of an Acquired Fund will continue to be subject to the same holding period for purposes of determining whether a CDSC will be charged.

Class Y Shares: Similar to the Acquired Fund’s Institutional shares, Class Y shares of the Acquiring Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. Class Y shares are not subject to a 12b-1 fee or CDSC.

Information regarding the Acquiring Funds’ Distributor and Rule 12b-1 Plans

Touchstone Securities, Inc. (“Touchstone Securities”) is the principal underwriter of the Acquiring Funds and, as such, is the exclusive agent for distribution of the Acquiring Funds’ shares.  Shares of the Acquiring Funds are sold in a continuous offering directly through Touchstone Securities, Inc., through financial advisors and financial intermediaries or through processing organizations.  Touchstone Securities, Inc. allows concessions to dealers who sell shares of the Acquiring Funds.  Touchstone Securities, Inc. receives that portion of the sales charge that is not reallowed to dealers and retains the entire sales charge on all direct investments and accounts with no designated dealer of record.  Touchstone Securities, Inc. is a wholly owned subsidiary of IFS Financial Services, Inc. and an affiliate of Touchstone Advisors.

All Acquiring Funds except the Touchstone Large Cap Growth Fund, Touchstone Growth Opportunities Fund, Touchstone Core Bond Fund and Touchstone High Yield Fund

Each Fund offering Class A and Class C shares has adopted a distribution plan under Rule 12b-1 of the 1940 Act. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, the Funds pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).  Under each Class A plan and Class C plan, Touchstone Securities  is compensated regardless of its expenses.  Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.  The Touchstone Ultra Short Duration Fixed Income Fund intends to limit the amount of the 12b-1 fees for Class C shares to 0.75% for at least one year from the date of this Prospectus/Proxy Statement.

Touchstone Large Cap Growth Fund and Touchstone Growth Opportunities Fund

Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plans, the Funds pay an annual fee of up to 1.00% of average daily net assets attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

Touchstone Core Bond Fund and Touchstone High Yield Fund

The Funds have adopted a distribution plan under Rule 12b-1 of 1940 Act for their Class A and Class C shares. The plans allow each Fund to pay distribution and other fees for the sale and distribution of their shares and for services provided to shareholders. Under the Class A plan, the Funds may pay an annual fee of up to 0.35% of average daily net assets attributable to Class A shares. However, the current annual 12b-1 fees for Class A shares are limited to up to 0.25% of average daily net assets attributable to that class. Under the Class C plan, the Funds pay an annual fee of up to 1.00% of average daily net assets attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

Information regarding the Acquired Funds’ Distributor and Rule 12b-1 Plans

FTAM Funds Distributor, Inc. serves as the Acquired Funds’ distributor and has a principal place of business at 1290 Broadway, Suite 1100, Denver, Colorado 80203. FTAM Funds Distributor, Inc., as agent, sells shares for each Acquired Fund on a continuous basis. FTAM Funds Distributor, Inc. has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares.

Each of the Acquired Funds has adopted a Rule 12b-1 Plan with respect to Class A Shares, Class B Shares and Class C Shares.  The 12b-1 fees vary by share class as follows:  Class A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund, which the distributor may use for shareholder servicing and distribution; Class B shares pay a 12b-1 fee at an annual rate of 1.00% of the average daily net assets of the applicable Fund (the distributor may use 0.25% of the 12b-1 fee for shareholder servicing and 0.75% for distribution); and Class C shares pay a 12b-1 fee of 0.75% of the average daily net assets of the applicable Fund, which the distributor may use for distribution. Class C shares of the Acquired Funds are also subject to a non-12b-1 fee for shareholder servicing of up to 0.25% of the Acquired Fund’s assets.  Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

Additional Information

In addition, it is anticipated that FTAM or its affiliates may, under agreements with Touchstone Advisors or its affiliates, receive payments from Touchstone Advisors or its affiliates for separate services performed by FTAM or its affiliates on behalf of shareholders of the Acquiring Funds following the Reorganizations.  These payments would be based on a percentage of the assets of the Acquiring Funds that are held by shareholders on whose behalf FTAM or its affiliates provide services. Such payments are in addition to any distribution or shareholder servicing fees that may be payable to FTAM or its affiliates by the Acquiring Funds.

Purchases, Redemptions, Exchanges of Shares and Dividend Policy

Purchase Policies and Redemption Policies

The following chart compares existing purchase policies of the Acquiring Funds and the Acquired Funds:

	Acquiring Funds		Acquired Funds*
	Class A, Class C and Y		Class A, Class C and Institutional
	Initial Investment	Additional Investment	Initial Investment	Additional Investment
Regular Account	$2,500	$50	$1,000	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50	$500	$50
Investments through the Automatic Investment Plan	$100	$50
* Class B shares of the Acquired Funds are closed to all investments.

You may buy and sell shares in the Acquiring Funds on a day when the New York Stock Exchange is open for trading.  Class A shares and Class C shares of an Acquiring Fund may be purchased and sold directly from Touchstone Securities, Inc. or through your financial advisor. Class Y shares of an Acquiring Fund are available only through your financial institution. The Acquiring Funds’ shares may be redeemed by telephone, Internet, mail, or wire or through accounts with certain brokers and other financial institutions.  Payments for redemptions of shares of the Acquiring Funds are sent within seven days (normally within 3 business days) after receipt of a proper redemption request.  The Acquiring Funds reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds in liquid securities rather than in cash.  The Acquiring Funds reserve the right to reject any purchase order. For more information about buying and selling shares see the section entitled “Investing with Touchstone” in Exhibit E to this Prospectus/Proxy Statement or call 1.800.543.0407.

You may buy and sell shares of the Acquired Funds on a day when the Acquired Funds are open for business. With respect to the Acquired Funds, you may purchase Class A and Class C shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares (“Dealers”). Institutional shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Institutional shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional shares are also offered to private and institutional clients of, or referred by, FTAM, Fort Washington, and their affiliates. For more information about buying and selling shares see the section entitled “Purchasing and Selling Fund Shares” in the Fifth Third Prospectus.

Exchange Privileges of the Acquiring Funds

All share classes of the Touchstone Ultra Short Duration Fixed Income Fund are prohibited from exchanging into any other Touchstone Fund. Other Touchstone Funds may be exchanged into the Touchstone Ultra Short Duration Fixed Income Fund pursuant to the exchange rules outlined below. The Acquiring Funds, except the Touchstone Ultra Short Duration Fixed Income Fund, are subject to the exchange privileges listed below.

●
Class A shares may be exchanged into any other Touchstone Class A Fund at NAV and may be exchanged into any Touchstone money market fund, except the Institutional Money Market Fund and the Ohio Tax-Free Money Market Fund Institutional Class.

●
Class C shares may be exchanged into any other Touchstone Class C Funds and may be exchanged into any Touchstone money market fund, except the Institutional Money Market Fund and the Ohio Tax-Free Money Market Fund Institutional Class.

●	Class Y shares of the Funds are exchangeable for Class Y shares of other Touchstone Funds as long as investment minimums and proper selling agreement requirements are met.

You do not have to pay any exchange fee for your exchange, but if you exchange from a fund with a lower load schedule to a fund with a higher load schedule you may be charged the load differential.  Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange.  However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending on when you originally purchased the exchanged shares.  For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares.  However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.

If you purchased Class A shares for $1 million or more at NAV and compensation was paid to an unaffiliated dealer and you exchange all or a portion of the shares into any Touchstone money market fund within 12 months of the original purchase, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However if you exchange back into Class A shares, the prior holding period of your Class A shares will be added to your current holding period of Class A shares in calculating the CDSC.

Shareholders of an Acquiring Fund seeking to exchange their shares are subject to the exchange policies of the Acquiring Fund into which they are seeking to exchange. In addition, the Fund into which a shareholder is seeking to exchange may have different investment goals, principal investment strategies, risks, fees (including 12b-1 fees) and other features of which shareholders should be aware before making an exchange. You may realize taxable gain if you exchange shares of a Fund for shares of another Fund.  Additional information regarding the Acquiring Funds, including their exchange privileges, is available in their respective prospectuses.

Exchange Privileges of the Acquired Funds

Class A, Class B, Class C and Institutional shareholders of the Fifth Third Funds may exchange all or a portion of their investment from any class of shares of a Fifth Third Fund to the same class of shares of any other Fifth Third Fund.  Shareholders of an Acquired Fund seeking to exchange their shares are subject to the exchange policies of the Acquired Fund into which they are seeking to exchange. In addition, the Fund into which a shareholder is seeking to exchange may have different investment goals, principal investment strategies, risks, fees (including 12b-1 fees) and other features of which shareholders should be aware before making an exchange. You may realize taxable gain if you exchange shares of a Fund for shares of another Fund.  Additional information regarding the Acquired Funds, including their exchange privileges, is available in the section entitled “Exchanging Your Shares” in the Fifth Third Prospectus.

Dividend Policy

After the Reorganizations, shareholders of the Acquired Funds who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from the corresponding Acquiring Fund reinvested in the same class of shares of the Acquiring Fund.  Shareholders of the Acquired Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from the corresponding Acquiring Fund in cash after the Reorganization, although they may, after the Reorganization, elect to have such dividends and/or distributions reinvested in additional shares of the corresponding Acquiring Fund.

The Funds have each qualified or intend to qualify to be treated as a regulated investment company under the Code.  To remain qualified as a regulated investment company, the Funds must, among other things, distribute 90% of their taxable and tax-exempt income and diversify their holdings as required by the Code.  While so qualified, so long as each Fund distributes all of its investment company taxable income (determined without regard to the deduction or dividends paid) and tax-exempt income and any net realized gains to its shareholders of record, it is expected that the Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders of record.

Fiscal Years

It is anticipated that certain of the Acquiring Funds may change their fiscal year end following the consummation of the Reorganizations to avoid administrative and accounting complexities. As a result, the Acquiring Funds may deliver annual and semi-annual shareholder reports and updated prospectuses at a different time of the year than the Acquired Funds delivered this information.

INFORMATION ON SHAREHOLDERS’ RIGHTS

The following is a comparison of certain important provisions of the governing instruments and governing laws of each Acquired Fund and its corresponding Acquiring Fund, but is not a complete description thereof.  Further information about each Fund’s governance structure is contained in the respective Fund’s SAI and its governing documents, which are on file with the SEC.

Organization and Governing Law.  Each Fund is governed by its Declaration of Trust (a “Declaration”) and its By-Laws, both as amended, restated or supplemented from time to time, and its business and affairs are managed under the supervision of its Board of Trustees.  Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder.  The following chart compares the organizational structure of each Acquired Fund and the corresponding Acquiring Fund.

Fifth Third Mutual Funds	Organizational Structure	Acquiring Funds	Organizational Structure
Fifth Third Quality Growth Fund	Each Fund is a series of Fifth Third Funds, a Massachusetts business trust.	Touchstone Large Cap Growth Fund	Each Fund is a series of Touchstone Strategic Trust, a Massachusetts business trust.
Fifth Third Mid Cap Growth Fund		Touchstone Growth Opportunities Fund
Fifth Third Disciplined Large Cap Value Fund		Touchstone Value Fund
Fifth Third All Cap Value Fund		Touchstone Value Fund
Fifth Third High Yield Bond Fund		Touchstone High Yield Fund	The Fund is a series of Touchstone Investment Trust, a Massachusetts business trust.
Fifth Third Short Term Bond Fund		Touchstone Ultra Short Duration Fixed Income Fund	The Fund is a series of Touchstone Funds Group Trust, a Delaware statutory trust.
Fifth Third Total Return Bond Fund		Touchstone Core Bond Fund	The Fund is a series of Touchstone Investment Trust, a Massachusetts business trust.
Fifth Third LifeModel Aggressive FundSM		Touchstone Growth Allocation Fund	Each Fund is a series of Touchstone Strategic Trust, a Massachusetts business trust.
Fifth Third LifeModel Moderately Aggressive FundSM		Touchstone Moderate Growth Allocation Fund
Fifth Third LifeModel Moderate FundSM		Touchstone Balanced Allocation Fund
Fifth Third LifeModel Moderately Conservative FundSM		Touchstone Conservative Allocation Fund
Fifth Third LifeModel Conservative FundSM		Touchstone Conservative Allocation Fund
Fifth Third Micro Cap Value Fund		Touchstone Micro Cap Value Fund
Fifth Third Small Cap Value Fund		Touchstone Small Company Value Fund
Fifth Third International Equity Fund		Touchstone International Value Fund
Fifth Third Strategic Income Fund		Touchstone Strategic Income Fund

Shares. When issued and paid for in accordance with the prospectus, shares of both an Acquired Fund and the corresponding Acquiring Fund are fully paid and non-assessable, having no preemptive or subscription rights and are freely transferable.  Each share of both an Acquired Fund and the corresponding Acquiring Fund represents an equal interest in such Fund.  Shares of each Fund are entitled to receive their pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by its Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses.  Such distributions may be in cash, in kind or in additional Fund shares.  In any liquidation of an Acquired Fund or an Acquiring Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.

Shareholder Meetings and Rights of Shareholders to Call a Meeting.  The Acquired Funds, the Touchstone Large Cap Growth Fund, the Touchstone Growth Opportunities Fund, the Touchstone Value Fund, the Touchstone Growth Allocation Fund, the Touchstone Moderate Growth Allocation Fund, the Touchstone Balanced Allocation Fund, the Touchstone Conservative Allocation Fund, the Touchstone High Yield Fund, the Touchstone Core Bond Fund, the Touchstone Micro Cap Value Fund, the Touchstone Small Company Value Fund, the Touchstone International Value Fund and the Touchstone Strategic Income Fund are not required to hold annual shareholder meetings under Massachusetts law or their respective Declarations or By-Laws.  The Touchstone Ultra Short Duration Fixed Income Fund is also not required to hold annual shareholder meetings under Delaware law or its governing instruments.

Acquired Funds.  The governing instruments of the Acquired Funds generally provide that special meetings of shareholders may be called for any purpose at any time by the Trustees, the Chair, or by the Chief Executive Officer of the Trust.

All Acquiring Funds except the Touchstone Ultra Short Duration Fixed Income Fund.  The governing instruments of such Acquiring Funds generally provide that a meeting of shareholders may be called from time to time by the Trustees.

Touchstone Ultra Short Duration Fixed Income Fund.  The governing instruments of the Fund generally provide that a meeting of shareholders may be called at any time by the Trustees, the Chair of the Board of Trustees, or by the President.

In addition, each of the Acquired Funds provides that a special meeting of shareholders may be called by the Trustees upon the written request of shareholders owning at least one-tenth of the outstanding shares of all series and classes entitled to vote.  The governing instruments of all the Acquiring Funds provide that a special meeting of shareholders may be called for the purpose of voting on the removal of any Trustee upon the written request of shareholders owning at least 10% or more of outstanding shares entitled to vote.  Furthermore, for each of the Acquiring Funds other than the Touchstone Ultra Short Duration Fixed Income Fund, a special meeting may be called for any other purpose requiring action by the shareholders upon the written request of shareholders owning at least 25% of the outstanding shares entitled to vote if the Trustees fail to call or give notice of the meeting request by such shareholder within 30 days after receiving such request.

Submission of Shareholder Proposals.  None of the Funds have provisions in their governing instruments requiring that a shareholder provide notice to the Funds in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to all of the Funds, require that certain conditions be met to present any proposals at shareholder meetings.

Quorum.  For each Acquired Fund, a quorum will exist if shareholders of more than fifty percent of the total number of outstanding shares entitled to vote of each Fund are present at the meeting in person or by proxy.  For the Acquiring Funds other than the Touchstone Ultra Short Duration Fixed Income Fund, a majority of the shares entitled to vote constitute a quorum at a shareholder’s meeting.  For the Touchstone Ultra Short Duration

Fixed Income Fund, a quorum will exist if shareholders of forty percent of the outstanding shares entitled to vote are present at the meeting in person or by proxy.

Number of Votes.   The governing instruments of each of the Acquired Funds and the Acquiring Funds provide that each shareholder is entitled to one vote for each whole share that they hold and a fractional vote for each fractional share that they hold.  Neither the Acquired Funds’ governing instruments nor the Acquiring  Funds’ governing instruments provide for cumulative voting.

Right to Vote.  The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters:  specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental.  Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their respective governing instruments and applicable state law.  The following summarizes the matters on which Fund shareholders have a right to vote and the minimum shareholder vote required to approve the matter.  For matters on which shareholders of a Fund do not have a right to vote, the Trustees of the Fund may nonetheless determine to submit the matter to shareholders for approval.  Where referenced below, the phrase “vote of a majority of the outstanding shares” means the vote required by the 1940 Act, which is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

Election and Removal of Directors/Trustees.  The shareholders of all Funds are entitled to vote for the election and the removal of Trustees. For all Funds, Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected).  For all Funds, any trustee may be removed by a vote of two-thirds of the outstanding shares of such Trust.

Amendment of Governing Instruments.  Generally, the Trustees of each Fund have the right to amend, from time to time, the Declaration and By-Laws for the Funds.  Shareholders of the Acquired Funds have the right to vote on any amendments to the Declaration (with the exception of any amendments or supplements changing the name of the Trust or with respect to the use of name of the Trust). Any such amendment requires the vote of a majority of the outstanding shares entitled to vote.   For all the Acquiring Funds except for the Touchstone Ultra Short Duration Fixed Income Fund, any amendments to the Declaration must be approved by shareholders (other than certain amendments to establish and designate a new series and certain other changes, including curing inconsistencies within the governing instruments or with applicable law). Any such amendment requires the vote of a majority of the outstanding shares entitled to vote.  In addition, any amendments to the Declaration of the Acquiring Funds that would reduce shareholder rights to indemnification require the express consent of each shareholder involved. For the Touchstone Ultra Short Duration Fixed Income Fund, shareholders have the right to vote on any amendment to the Declaration that would adversely affect their rights as shareholders.  Any such amendment requires the vote of a majority of the outstanding shares entitled to vote.

Mergers and Reorganizations.  The Declaration of the Acquired Funds provides that the Trustees of the Acquired Funds have the specific power and authority to consent to or participate in any plan for the reorganization, consolidation or merger of such Funds, subject to the approval of the holders of more than fifty percent of the outstanding shares entitled to vote.  The Declarations of each of the Acquiring Funds other than the Touchstone Ultra Short Duration Fixed Income Fund provide that a sale, conveyance or transfer of an Acquiring Fund only requires the approval of the Trustees and not shareholders unless required by the 1940 Act.  Any such shareholder approval requires the affirmative vote of the holders of a majority of the outstanding shares of such Fund.  The Declaration of the Touchstone Ultra Short Duration Fixed Income Fund provides that a merger, consolidation or other reorganization requires the approval of the holders of not less than a majority of the outstanding shares of the Fund.

Liquidation of a Fund.  The governing instruments of the Acquired Funds provide that the majority of the Trustees, with the approval of the holders of more than fifty percent of the outstanding shares of a Acquired Fund, may liquidate a Fund or the Trust.

The governing instruments of the Touchstone Value Fund, the Touchstone Growth Allocation Fund, the Touchstone Moderate Growth Allocation Fund, the Touchstone Balanced Allocation Fund, the Touchstone Conservative Allocation Fund, the Touchstone Micro Cap Value Fund, the Touchstone Small Company Value Fund, the Touchstone International Value Fund and the Touchstone Strategic Income Fund provide that the liquidation of each such Fund may be authorized by vote of a majority of the Trustees without the approval or consent of shareholders of such Funds.

The governing instruments of the Touchstone Ultra Short Duration Fixed Income Fund provide that the Trustees may liquidate the Funds by written notice to the shareholder of such Funds. The governing instruments of the Touchstone Large Cap Growth Fund, the Touchstone Growth Opportunities Fund, the Touchstone High Yield Fund and the Touchstone Core Bond Fund provide that each such Fund may be liquidated by the Trustees, subject to the approval of a majority of the outstanding voting securities as defined in the 1940 Act.

Indemnification.  The governing instruments of the Acquired Funds generally require the Funds to indemnify each of its Trustees, officers, employees and agents (“Covered Persons”) against all liabilities and expenses in which such Covered Person was involved as a party or otherwise by virtue of being or having been a Covered Person, provided that the Acquired Funds will not indemnify a Covered Person in connection with initiating a proceeding by such Covered Person unless such proceeding was authorized by the Board of Trustees of Acquired Funds.  No indemnification will be provided to any Covered Person against any liability that was the result of willful misfeasance, bad faith, gross negligence, or reckless disregard for the duties involved in the conduct of the office or the discharge of the Covered Persons’ functions (“Disqualifying Conduct”).

The Declaration of the Acquiring Funds generally provides for the indemnification of each of its Trustees and officers against all liabilities and expenses incurred by any Trustee or officer in connection with any proceeding in which such person is made a party or otherwise or is threatened to be made a party by reason of being or having held such position with the applicable Acquiring Fund, except with respect to any matter arising from his or her own Disqualifying Conduct. Such rights to indemnification are not exclusive and do not affect any other rights the Trustee or officer may have, including under any liability insurance policy.

In connection with the actions and recommendations of FTAM with respect to the Reorganization of each Acquired Fund, the Bank has agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Disinterested Trustees of the Fifth Third Funds against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Disinterested Trustees, arising by reason of the fact that the Disinterested Trustee was a Trustee of the Trust, including without limitation:

1.           all reasonable legal and other expenses incurred by the Disinterested Trustees in connection with any private actions brought by shareholders of an Acquired Fund and any enforcement actions brought by governmental authorities involving or potentially involving an Acquired Fund, and any proceedings or actions that may be threatened or commenced in the future by any person (including any governmental authority) involving an Acquired Fund, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

2.           all liabilities and expenses incurred by the Disinterested Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

3.           any loss or expense incurred by the Disinterested Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by FTAM (or by a representative of FTAM acting as such, acting as a representative of the Acquired Funds or of the Disinterested Trustees or acting otherwise) for the benefit of the Disinterested Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of the Bank, any of its corporate affiliates, or any of their directors, officers or employees; and

4.           all liabilities and expenses incurred by the Disinterested Trustee in connection with any proceeding or action to enforce his rights under the agreement, unless the Bank prevails on the merits of any such dispute in a final, nonappealable court order.

The Bank is not required to pay costs or expenses or to provide indemnification under the indemnification agreement to or for any individual Disinterested Trustee for any liability of the Disinterested Trustee to an Acquired Fund or its shareholders to which such Disinterested Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Disinterested Trustee’s duties as a Trustee of the Trust as determined in a final adjudication in such proceeding or action.  In addition, to the extent the Bank has paid costs or expenses under the indemnification agreement to any individual Disinterested Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Disinterested Trustee’s liability to an Acquired Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Disinterested Trustee’s duties as a Trustee of the Trust, such Disinterested Trustee has undertaken to repay the Bank such costs or expenses.

VOTING INFORMATION CONCERNING THE MEETING

Proxies are being solicited by the Fifth Third Board on behalf of the Acquired Funds. The proxies will be voted at the special meeting of shareholders of the Acquired Funds to be held at the offices of Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, OH 45202, on [September 5, 2012] at 9:00 a.m., Eastern time, (such special meeting and any adjournment or postponement thereof are referred to as the (“Special Meeting”).

The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Touchstone Advisors and FTAM or their affiliates. The Acquired Funds have engaged the services of AST Fund Solutions, LLC (“AST” or “Solicitor”) to assist in the solicitation of proxies for the Special Meeting. Solicitor’s fees and costs are expected to be approximately $147,000. Proxies are expected to be solicited principally by mail, but the Acquired Funds or Solicitor may also solicit proxies by telephone, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions, and confirming to the shareholders after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. FTAM may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.  Although AST representatives are permitted to answer questions about the voting process and may read any recommendation set forth in this Prospectus/Proxy Statement, they are not permitted to recommend to shareholders how to vote. Proxies may also be solicited by officers, employees, and agents of FTAM or their affiliates.  Such solicitations may be by telephone, through the Internet or otherwise.

The purpose of the Special Meeting is set forth in the accompanying Notice. The Fifth Third Board knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about [____], 2012 to shareholders of record at the close of business on [July 9], 2012 (the “Record Date”).

Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of each Acquired Fund is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote. The votes of shareholders of the Acquiring Funds are not being solicited since their approval is not required in order to effect the Reorganizations.

Any person conferring a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of Fifth Third Funds. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on a properly executed proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Reorganization Agreement.

In order to hold the Special Meeting, a “quorum” of shareholders of an Acquired Fund must be present. Holders of more than 50% of the total number of Shares entitled to vote, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal to approve the Reorganization Agreement and for the purpose of transacting any other business which may come before the Special Meeting. Approval of the Reorganizations requires the approval of the holders of more than fifty percent of the outstanding shares entitled to vote.

Shares represented by a properly executed proxy will be voted in accordance with the instructions on the proxy, or, if no instructions are provided, the shares will be voted in FAVOR of the approval of the

Reorganization. For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of the Reorganization.

If a quorum is not present, the shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the Special Meeting from time to time to such place and time without further notice than by announcement to be given at the Special Meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the Special Meeting as though held when originally convened. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

Shareholder Information

A list of the name, address and percent ownership of each person who, as of [______], 2012, to the knowledge of each Acquired Fund, owned 5% or more of the outstanding shares of a class of such Acquired Fund and a list of such information for each person who, as of [____], 2012, to the knowledge of each Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Acquiring Fund can be found at Exhibit C to this Prospectus/Proxy Statement.  Each of the Touchstone Micro Cap Value Fund, the Touchstone Small Company Value Fund, the Touchstone International Value Fund and the Touchstone Strategic Income Fund (each a “Shell Fund”)  is a newly organized shell fund created to acquire the assets and assume the liabilities of the corresponding Acquired Fund and as of the date of this Prospectus/Proxy Statement, each Shell Fund does not have any shareholders.

FINANCIAL STATEMENTS AND EXPERTS

The Fifth Third Funds Annual Report has been incorporated by reference herein with respect to the Acquired Funds only in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, and upon the authority of said firm as experts in accounting and auditing. The Fifth Third Funds Semi-Annual Report has also been incorporated by reference herein with respect to the Acquired Funds only. No other parts of the Fifth Third Funds Annual Report or Semi-Annual Report are incorporated by reference herein.  The TST Annual Report 1, the TFGT Annual Report and TINT Annual Report have been incorporated by reference herein in reliance upon the reports of Ernst & Young LLP, independent registered public accounting firm, and upon the authority of said firm as experts in accounting and auditing. The TST Annual Report 2 and TST Annual Report 3 have been incorporated by reference herein in reliance upon the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, and upon the authority of said firm as experts in accounting and auditing. The Touchstone Semi-Annual Reports have also been incorporated by reference herein. No other parts of the Touchstone Annual Reports or Touchstone Semi-Annual Reports are incorporated by reference herein.

LEGAL MATTERS

Certain legal matters in connection with the issuance of the Acquiring Funds’ Shares will be passed upon by Pepper Hamilton LLP, located at 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103.

ADDITIONAL INFORMATION

The Trusts are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC in Washington, D.C., and at the SEC’s Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202-2656; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036-3648. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

OTHER BUSINESS

The Fifth Third Board does not intend to present any other business at the Special Meeting.  If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

THE FIFTH THIRD BOARD RECOMMENDS APPROVAL OF THE REORGANIZATION AGREEMENT AND ANY PROPERLY EXECUTED BUT UNMARKED PROXY CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF THE REORGANIZATION AGREEMENT.

EXHIBIT A: AGREEMENTS AND PLANS OF REORGANIZATION

Execution Copy
AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 23rd day of May 2012, by and between Touchstone Strategic Trust, a Massachusetts business trust, with its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202 (the “Acquiring Fund Registrant”), on behalf of each of the series reflected below in the table (each an “Acquiring Fund”), and Fifth Third Funds, a Massachusetts business trust, with its principal place of business at 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (the “Acquired Fund Registrant”), on behalf of each of the series reflected below in the table (each an “Acquired Fund” and, collectively with the Acquiring Funds, the “Parties”).  Fifth Third Asset Management, Inc., an Ohio corporation (“FTAM”) joins this Agreement solely for purposes of Article VIII; and Touchstone Advisors, Inc., an Ohio corporation (“Touchstone Advisors”), joins this Agreement solely for purposes of Article VIII.  Capitalized terms not otherwise defined herein shall have the meaning set forth in Article XIII hereof.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder.  Each reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange solely for corresponding class shares of the Acquiring Fund as set forth in the table below and on Exhibit A to this Agreement (each, a “Corresponding Class”) and the assumption by the corresponding Acquiring Fund of the liabilities, as set forth in paragraph 1.3, of the Acquired Fund; (ii) the distribution of the Corresponding Class shares of the corresponding Acquiring Fund to the holders of the outstanding shares of the Acquired Fund as set forth in the table below and on Exhibit A of this Agreement; and (iii) the liquidation and dissolution of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (each a “Reorganization”).

The following chart shows (i) each Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund and its corresponding classes of shares:

Acquired Fund, each a series of Fifth Third Funds, and its Classes of Shares	Acquiring Fund, each a series of Touchstone Strategic Trust, and its Classes of Shares
Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third All Cap Value Fund	Touchstone Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y

For convenience, the balance of this Agreement refers only to a single Reorganization, one Acquired Fund and one Acquiring Fund, but the terms and conditions hereof shall apply separately to each

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Reorganization and the Acquired Fund and Acquiring Fund participating therein.  The consummation of any Reorganization shall not be contingent on the consummation of any other Reorganization and it is the intention of all of the parties hereto that each Reorganization described herein shall be conducted separately and independently of the others.

WHEREAS, the Acquiring Fund and the Acquired Fund are separate series of the Acquiring Fund Registrant and the Acquired Fund Registrant, respectively, and the Acquiring Fund Registrant and Acquired Fund Registrant are both open-end, registered management investment companies under the 1940 Act, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund is authorized to issue its shares of beneficial interests;

WHEREAS, the Board of Trustees of the Acquiring Fund Registrant (“Touchstone Board”) has determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund; and

WHEREAS, the Board of Trustees of the Acquired Fund Registrant (“Fifth Third Board”) has determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund;

NOW THEREFORE, in consideration of the mutual premises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable consideration, the receipt and sufficiency of which are acknowledged, the Parties, and FTAM and Touchstone Advisors to the extent indicated above, intending to be legally bound hereby, agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND
SHARES AND LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND

1.1           THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all Fund Assets, as defined in paragraph 1.2, to the Acquiring Fund.  In exchange, the Acquiring Fund agrees to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3, and deliver to the Acquired Fund full and fractional shares of the Acquiring Fund (“Acquiring Fund Shares”).  The number of full and fractional shares of each Corresponding Class of Acquiring Fund Shares (to the third decimal place) shall be determined by dividing (a) the value of the Fund Assets attributable to the corresponding class of the Acquired Fund, net of the Acquired Fund’s Liabilities attributed to that class of the Acquired Fund (computed as of the Valuation Time (as defined in paragraph 2.5) in the manner set forth in paragraph 2.1), by (b) the net asset value of one share of such Corresponding Class of the Acquiring Fund Shares (computed as of the Valuation Time in the manner set forth in paragraph 2.2).  Holders of each class of shares of the Acquired Fund will receive shares of the Corresponding Class of the Acquiring Fund, as set forth in Exhibit A to this Agreement.  Such transactions shall take place at the closing on the Effective Time provided for in paragraph 3.1.

1.2           ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all Fund Assets.  “Fund Assets” shall mean all properties and assets of every kind and description whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, but not limited to, any claims that the Acquired Fund may have against any Person), litigation proceeds of any type (including, without limitation, proceeds resulting from litigation involving portfolio securities as well as

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market timing/late trading actions or settlements) and receivables (including dividend and interest receivable), goodwill and other intangible property, Books and Records, and all interests, rights, privileges and powers, owned by the Acquired Fund, and any prepaid expenses shown on the Acquired Fund’s books at the Valuation Time.

(a) The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements.  The Acquired Fund hereby represents that as of the date of the execution of this Agreement and as of the Effective Time (as defined below), there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

(b)           At least ten Business Days prior to the Valuation Time, the Acquired Fund will provide the Acquiring Fund with a complete schedule of the securities and other assets of the Acquired Fund.  At least five Business Days prior to the Valuation Time, the Acquiring Fund will advise the Acquired Fund in writing of any investments of the Acquired Fund shown on the Acquired Fund’s schedule provided above which the Acquiring Fund would not be permitted to hold (a) under its investment goal, principal investment strategies or investment restrictions; or (b) under applicable Law.  Under such circumstances and, to the extent practicable, the Acquired Fund will, if requested by the Acquiring Fund in writing and, to the extent permissible and consistent with its own investment objectives and policies, dispose of such investments prior to the Valuation Time.  Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the Fifth Third Board or FTAM, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund.  The Acquired Fund shall promptly notify the Acquiring Fund of any such determination.

1.3           LIABILITIES TO BE ASSUMED OR DISCHARGED.  The Acquired Fund will, to the extent permissible and consistent with its own investment objectives and policies, use its best efforts to discharge all of the liabilities of the Acquired Fund prior to the Effective Time. The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall consist of all of the liabilities set forth on the unaudited statement of assets and liabilities to be provided pursuant to paragraph 5.6 (“Liabilities”).

1.4           DISTRIBUTION OF ACQUIRING FUND SHARES.  Immediately upon receipt, the Acquired Fund will distribute the Corresponding Class of Acquiring Fund Shares received by the Acquired Fund from the Acquiring Fund pursuant to paragraph 1.1 pro rata to the record holders of shares of the corresponding class of the Acquired Fund.  Such distribution will be accomplished by transferring the Acquiring Fund Shares then credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund to open accounts on the Books and Records of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of the record holders of shares of the Acquired Fund and representing the respective pro rata number of the Acquiring Fund Shares due to such record holders.  All issued and outstanding shares of the Acquired Fund will, without further notice, be cancelled promptly by the Acquired Fund on the Acquired Fund’s Books and Records.  Any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the Acquiring Fund Shares issued to the Acquired Fund in accordance with paragraph 1.1 above.  In addition, each record holder of the Acquired Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of the Acquired Fund at or before the Valuation Time.

1.5           TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired

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Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.6           REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.  The Acquiring Fund shall not assume any obligation of the Acquired Fund to file reports with the SEC, Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Effective Time with respect to the Acquired Fund.

1.7           TERMINATION.  As soon as conveniently practicable after the distribution of the Acquiring Fund Shares pursuant to paragraph 1.4 has been made, the Acquired Fund shall take, in accordance with Massachusetts law, the 1940 Act and the Fifth Third Funds Governing Documents, all such other steps as may be necessary or appropriate to effect a complete liquidation and termination of the Acquired Fund.

1.8           BOOKS AND RECORDS.  Upon reasonable notice and except as previously disclosed to the Acquiring Fund in writing, copies of all books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available for review by the Acquiring Fund and shall be provided to the Acquiring Fund as soon as practicable following the Valuation Time.

1.9           OTHER REORGANIZATION SPECIFIC ITEMS. In connection with the Reorganization, any minimum investment amounts or sales load applicable to initial investments in the Acquiring Fund Shares shall be waived with respect to the Acquired Fund shareholder’s initial receipt of Acquiring Fund Shares as part of the Reorganization.

ARTICLE II

VALUATION

2.1           VALUATION OF ACQUIRED FUND NET ASSETS.  The value of the Acquired Fund’s Fund Assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, determined in accordance with the valuation procedures approved by the Touchstone Board or such other valuation procedures as shall be mutually agreed upon by the Parties, net of the Liabilities of the Acquired Fund assumed by the Acquiring Fund.

2.2           VALUATION OF ACQUIRING FUND SHARES.  The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share of such class of Acquiring Fund Shares computed as of the Valuation Time, in accordance with the valuation procedures approved by the Touchstone Board or such other valuation procedures as shall be mutually agreed upon by the Parties.

2.3           SHARES TO BE ISSUED.  The number of Acquiring Fund Shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Reorganization shall be determined in accordance with paragraph 1.1.

2.4           DETERMINATION OF VALUE.  All computations of value shall be made by BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) on behalf of the Acquiring Fund and the Acquired Fund.

2.5           VALUATION TIME.  “Valuation Time” shall mean 4:00 PM Eastern Time of the Business Day preceding the Effective Time.

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ARTICLE III

CLOSING AND EFFECTIVE TIME

3.1           EFFECTIVE TIME.  Subject to the terms and conditions set forth herein, the Reorganization shall occur immediately prior to the opening of business on Monday, September 10, 2012, or such other date(s) as the Parties may agree to in writing (the “Effective Time”).  To the extent any Fund Assets are, for any reason, not transferred at the Effective Time, the Acquired Fund shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practical date thereafter.  The closing of the Reorganization shall be held in person, by facsimile, by e-mail or by such other communication means as may be mutually agreed by the Parties, at the Effective Time (the “Closing”).

3.2           CUSTODIAN’S CERTIFICATE.  The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a)  the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Effective Time; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3           EFFECT OF SUSPENSION IN TRADING.  If immediately prior to the Valuation Time:  (a) the New York Stock Exchange (“NYSE”) or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored or such later date as may be mutually agreed in writing by an authorized officer of each Party.

3.4           TRANSFER AGENTS’ CERTIFICATE.  The Acquired Fund shall direct Boston Financial Data Services, Inc., as transfer agent for the Acquired Fund as of the Effective Time, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund shareholders, and the number and percentage (to three decimal places) ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver or cause, BNY Mellon, its transfer agent, to issue and deliver to an officer of the Acquired Fund Registrant a confirmation evidencing Acquiring Fund Shares to be credited on the Effective Time or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund.  At the Closing, each Party shall deliver to the other such bills of sale, checks, assignments, treasurer, chief financial officer, president/vice president or other officer certificates, custodian and/or transfer agent instructions and certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1           Representations and Warranties of the Acquired Fund Registrant.  The Acquired Fund Registrant, on behalf of the Acquired Fund, hereby represents and warrants to the Acquiring Fund Registrant, on behalf of the Acquiring Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

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(a)           The Acquired Fund Registrant is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquired Fund.  The Acquired Fund has full power under the Fifth Third Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns.  The Acquired Fund has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquired Fund.

(b)           The execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fifth Third Board, and the Fifth Third Board has approved the Reorganization and has resolved to recommend the Reorganization to the shareholders of the Acquired Fund and to call a meeting of shareholders of the Acquired Fund for the purpose of approving this Agreement and the Reorganization contemplated hereby.  Other than the approval by the requisite vote of the shareholders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Fifth Third Governing Documents, applicable Massachusetts Law and the 1940 Act, no other action on the part of the Acquired Fund or its shareholders is necessary to authorize the execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund or the consummation of the Reorganization contemplated herein.  This Agreement has been duly and validly executed and delivered by the Acquired Fund Registrant on behalf of the Acquired Fund, and assuming due authorization, execution and delivery hereof by the Acquiring Fund Registrant on behalf of the Acquiring Fund, is a legal, valid and binding obligation of the Acquired Fund Registrant, as it relates to the Acquired Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c)           The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest with no par value.  Each share represents a fractional undivided interest in the Acquired Fund.  All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable.  There are no outstanding options, warrants or other rights of any kind to acquire from the Acquired Fund any shares of any series or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquired Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. The Acquired Fund has no share certificates outstanding.

(d)           The Acquired Fund has no subsidiaries.

(e)           Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement (as defined below), the execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund does not, and the consummation of the transactions contemplated herein will not:  (i) violate or conflict with the terms, conditions or provisions of the Fifth Third Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquired Fund Registrant is a party or by which the Acquired Fund Registrant or the Acquired Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund Registrant is a party or by which the Acquired Fund Registrant or the Acquired Fund is

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bound, (iii) result in a breach or violation by the Acquired Fund Registrant or the Acquired Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body other than such documents as are necessary to terminate the Acquired Fund as a series of a Massachusetts business trust.

(f)                (i)            Prior to the execution of this Agreement, the Acquired Fund has delivered to the Acquiring Fund Registrant true and complete copies of the Acquired Fund’s audited statement of assets and liabilities of as of July 31, 2011, and unaudited statement of assets and liabilities as of January 31, 2012, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

(ii)           Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquired Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

(iii)          To the best of the Acquired Fund’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquired Fund’s audited financial statements as of July 31, 2011, and unaudited financial statements as of January 31, 2012, or in the notes thereto, or as previously disclosed in writing to the Acquiring Fund Registrant, there are no liabilities against, relating to or affecting the Acquired Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquired Fund or its properties or assets.  In particular, since January 31, 2012 to the best of the Acquired Fund’s Knowledge and except as previously disclosed in writing to the Acquiring Fund Registrant, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquired Fund that would have a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

(g)              As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquired Fund’s Knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquired Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(h)              Except as previously disclosed to the Acquiring Fund Registrant in writing, the minute books and other similar records of the Acquired Fund Registrant as made available to the Acquiring Fund Registrant prior to the execution of this Agreement contain a true and complete record in all material respects of all material action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund, the Fifth Third Board and committees of the Fifth Third Board.  The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund Registrant prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of the Acquired Fund.

(i)                The Acquired Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules and regulations thereunder.

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(j)           Except as set forth in writing to the Acquiring Fund, there is no Action or Proceeding pending against the Acquired Fund Registrant or the Acquired Fund or, to the best of the Acquired Fund’s Knowledge, threatened against, relating to or affecting, the Acquired Fund Registrant or the Acquired Fund.

(k)          No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquired Fund Registrant or the Acquired Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(l)           The Acquired Fund Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect, and the Acquired Fund is a separate series of the Acquired Fund Registrant duly designated in accordance with the applicable provisions of the Fifth Third Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

(m)         All federal and other tax returns and reports of the Acquired Fund required by Law to have been filed (giving effect to any extensions) have been timely filed and are or were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquired Fund which are due and payable (whether or not shown on any tax records) shall have been timely paid in full or provision has been made for payment thereof.  The Acquired Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement.  All of the Acquired Fund’s tax liabilities have been adequately provided for on its Books and Records in respect of all periods ending on or before the date of such Books and Records.  The Acquired Fund has not had any tax deficiency or liability asserted against it that has not been previously disclosed in writing to the Acquiring Fund or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquired Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquired Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

(n)         The Acquired Fund has elected to be, and has met the requirements of Subchapter M of the Code for qualification and treatment as, a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements at all times through the Effective Time, treating the Effective Time as the close of its tax year if the year does not otherwise close on such date.  The Acquired Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code.  The Acquired Fund has no other material tax liability (foreign, state, or local), except as accrued on the Acquired Fund’s Books and Records.  The Acquired Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(o)         The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(p)         Except as otherwise disclosed in writing to the Acquiring Fund, the Acquired Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its shares and has withheld in respect of dividends and other distributions and redemption proceeds and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

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(q)         The Acquired Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(r)           The Acquired Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(s)          Except as otherwise disclosed to the Acquiring Fund, the Acquired Fund has not previously been a party to a reorganization under Section 368(a) of the Code.

(t)          The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations in (m) through (s).

(u)         All issued and outstanding shares of the Acquired Fund have been offered and sold by the Acquired Fund in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, and are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to the Acquiring Fund in writing.  Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid.  The Acquired Fund is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.

(v)         The current prospectus and statement of additional information of the Acquired Fund, including any amendments and supplements thereto, and each prospectus and statement of additional information of the Acquired Fund used at all times during the past three years prior to the date of this Agreement conform, or conformed at the time of its or their use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.  The Acquired Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund.

(w)         The combined proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Acquiring Fund Registrant’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund Registrant or the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund Registrant or the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement.

(x)          Except as previously disclosed in writing to the Acquiring Fund Registrant, at the Effective Time, the Acquired Fund will have good and marketable title to the Fund Assets and full right, power, and authority to sell, assign, transfer and, upon delivery and payment for the Fund Assets,

9

deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof (other than any Fund Assets consisting of restricted securities) or as otherwise disclosed in writing to the Acquiring Fund Registrant at least fifteen Business Days prior to the Effective Time, provided that the Acquiring Fund will acquire Fund Assets that are segregated or pledged as collateral for the Acquired Fund’s short sale and derivative positions (if any), including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Fund Assets.

(y)         The Acquired Fund Registrant has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(z)          Except as disclosed in writing to the Acquiring Fund, to the best of the Acquired Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

4.2           Representations and Warranties of the Acquiring Fund Registrant.  The Acquiring Fund Registrant, on behalf of the Acquiring Fund, hereby represents and warrants to the Acquired Fund Registrant, on behalf of the Acquired Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

(a)          The Acquiring Fund Registrant is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquiring Fund.  The Acquiring Fund has full power under the Touchstone Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns.  The Acquiring Fund has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquiring Fund.

(b)         The execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Touchstone Board, and the Touchstone Board has approved the Reorganization.  No action on the part of the shareholders of the Acquiring Fund is necessary to authorize the execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund or the consummation of the Reorganization contemplated herein.  This Agreement has been duly and validly executed and delivered by the Acquiring Fund Registrant on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery hereof by the Acquired Fund Registrant on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Acquiring Fund Registrant, as it relates to the Acquiring Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c)          The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest with no par value.  Each share represents a fractional undivided interest in the Acquiring Fund.  All issued and outstanding shares of the Acquiring Fund are duly authorized, validly

10

issued, fully paid and non-assessable, and all such shares have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, and are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to the Acquired Fund in writing.  Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid.  The Acquiring Fund is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being registered and sold.  There are no outstanding options, warrants or other rights of any kind to acquire from the Acquiring Fund any shares of any series or equity interests of the Acquiring Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquiring Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares.

(d)           Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement, the execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of the Touchstone Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquiring Fund Registrant is a party or by which the Acquiring Fund Registrant or the Acquiring Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund Registrant is a party or by which the Acquiring Fund Registrant or the Acquiring Fund is bound, (iii) result in a breach or violation by the Acquiring Fund Registrant or the Acquiring Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.

(e)           Except as set forth in writing to the Acquired Fund, there is no Action or Proceeding pending against the Acquiring Fund Registrant or the Acquiring Fund or, to the best of the Acquiring Fund Registrant’s Knowledge, threatened against, relating to or affecting, the Acquiring Fund Registrant or the Acquiring Fund.

(f)            No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquiring Fund Registrant or the Acquiring Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(g)           The Acquiring Fund Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect, and the Acquiring Fund is a separate series of the Acquiring Fund Registrant duly designated in accordance with the applicable provisions of the Touchstone Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

(h)           All federal and other tax returns and reports of the Acquiring Fund required by Law to have been filed (giving effect to any extensions) have been timely filed and are or were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquiring Fund which are due and payable (whether or not shown on any tax return) shall have been timely paid in full or provision has been made for payment thereof.  The Acquiring Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement.  All of the Acquiring Fund’s tax liabilities have been adequately provided for on its Books and Records in respect of all periods ending on or before the date of

11

such Books and Records.  The Acquiring Fund has not had any tax deficiency or liability asserted against it that has not been previously disclosed in writing to the Acquired Fund or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquiring Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquiring Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

(i)            The Acquiring Fund has elected to be, and has met the requirements of Subchapter M of the Code for qualification and treatment as, a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements for its taxable year that includes the Effective Time, and intends to continue to meet such requirements for its subsequent taxable years. The Acquiring Fund is treated as a separate corporation under Section 851(g) of the Code.  The Acquiring Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code.  The Acquiring Fund has no other tax liability (foreign, state or local), except as accrued on the Acquiring Fund’s Books and Records.  The Acquiring Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(j)            The Acquiring Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(k)           Except as otherwise disclosed in writing to the Acquired Fund, the Acquiring Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its shares and has withheld in respect of dividends and other distributions and redemption proceeds and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(l)            The Acquiring Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(m)          The Acquiring Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(n)           The Acquiring Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations in (h) through (n).

(o)           The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to the terms of this Agreement will have been duly authorized at the Effective Time and, when so issued and delivered, will be registered under the 1933 Act, duly and validly issued, fully paid and non-assessable and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(p)           The current prospectus and statement of additional information of the Acquiring Fund, including any amendments and supplements thereto, conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder, and do not include any untrue statement of a material fact or omit to state any material fact

12

required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.  To the best of the Acquiring Fund’s Knowledge, the Acquiring Fund currently complies in all material respects with all investment goals, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Fund.

(q)           The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto (i) each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement, and (ii) each does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquiring Fund Registrant makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund Registrant or the Acquired Fund and furnished by the Acquired Fund to the Acquiring Fund Registrant specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

(r)           The Acquiring Fund Registrant has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(s)           The Acquiring Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules and regulations thereunder.

(t)           (i)          Prior to the execution of this Agreement, the Acquiring Fund has delivered to the Acquired Fund Registrant true and complete copies of the Acquiring Fund’s audited statement of assets and liabilities of as of March 31, 2011 and unaudited statement of assets and liabilities as of September 30, 2011, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

  (ii)           Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquiring Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

  (iii)           To the best of the Acquiring Fund’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquiring Fund’s audited financial statements as of March 31, 2011 and unaudited financial statements as of September 30, 2011, or in the notes thereto, or as previously disclosed in writing to the Acquired Fund Registrant, there are no liabilities against, relating to or affecting the Acquiring Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquiring Fund or its properties or assets.  In particular, since September 30, 2011, to the best of the Acquiring Fund’s Knowledge and except as disclosed in writing to the Acquired Fund Registrant, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquiring Fund that would have a Material Adverse Effect on the Acquiring Fund or its properties or assets other than changes occurring in the ordinary course of business.

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(u)           As of the date hereof, except as previously disclosed to the Acquired Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquiring Fund’s Knowledge, there have been no material miscalculations of the net asset value of the Acquiring Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquiring Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(v)           Except as disclosed in writing to the Acquired Fund, to the best of the Acquiring Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquiring Fund or its properties or assets other than changes occurring in the ordinary course of business.

(w)           The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Touchstone Advisors or its Affiliates.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1           OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Effective Time, it being understood that such ordinary course of business will include (a) customary dividends; (b) shareholder purchases and redemptions and (c) seeking to cause the continued good faith performance by the investment adviser, sub-adviser(s), administrator, distributor and other service providers of their respective responsibilities in accordance with their agreements with the Acquired Fund or the Acquiring Fund, as applicable, and applicable Law.  No Party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2           APPROVAL OF SHAREHOLDERS.  The Acquired Fund Registrant will call a special meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3           INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4           ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5           FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Effective Time.

5.6           FINANCIAL STATEMENTS.  At the Closing, the Acquired Fund will deliver to the Acquiring Fund an unaudited statement of assets and liabilities of the Acquired Fund, together with a schedule of portfolio investments as of and for the interim period ending at the Valuation Time.  These financial statements will present fairly in all material respects the financial position and portfolio investments of the Acquired Fund as of the Valuation Time in conformity with U.S. generally accepted

14

accounting principles applied on a consistent basis, and there will be no material contingent liabilities of the Acquired Fund not disclosed in said financial statements.  These financial statements shall be certified by the Treasurer of the Acquired Fund Registrant as, to the best of his or her Knowledge, complying with the requirements of the preceding sentence.  The Acquired Fund also will deliver to the Acquiring Fund at the Effective Time (i) the detailed tax-basis accounting records for each security or other investment to be transferred to the Acquiring Fund hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security to be transferred to the Acquiring Fund and (ii) a statement of earnings and profits of the Acquired Fund for federal income tax purposes that shall be carried over by the Acquired Fund as a result of Code Section 381 and which shall be certified by the Treasurer of the Acquired Fund Registrant.

5.7           PROXY STATEMENT/ PROSPECTUS AND REGISTRATION STATEMENT.  The Parties will cooperate with each other in the preparation of the Proxy Statement/Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC in a form satisfactory to the Parties and their respective counsel as promptly as practicable.  Upon effectiveness of the Registration Statement, the Acquired Fund will cause the Proxy Statement/Prospectus to be delivered to shareholders of the Acquired Fund entitled to vote on this Agreement and the transactions contemplated herein in accordance with the Fifth Third Governing Documents.  Each Party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the shareholder meeting of the Acquired Fund to consider the approval of this Agreement and the transactions contemplated herein. If, at any time prior to the Effective Time, a Party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the Party discovering the item shall notify the other Parties and the Parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.8            PRE-CLOSING DIVIDEND. On or before the Effective Time, the Acquired Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable years ending on or before the Effective Time, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable years ending on or before the Effective Time.

5.9            TAX-FREE REORGANIZATION.  It is the intention of the parties that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code.  None of the Parties to this Agreement shall take any action or cause any action to be taken, including, without limitation, the filing of any tax return, that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.

5.10          INFORMATION.  The Parties will furnish to each other, and each other’s accountants, legal counsel and other representatives, as appropriate, throughout the period prior to the Effective Time, all such documents and other information concerning the Acquired Fund and the Acquiring Fund, respectively, and their business and properties as may reasonably be requested by the other Party.  Such cooperation shall include providing copies of reasonably requested documents and other information.  Each Party shall make its officers available on a mutually convenient basis to provide an explanation of any documents or information provided hereunder to the extent that such Party’s officers are familiar with such documents or information.

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5.11          NOTICE OF MATERIAL CHANGES.  Each Party will notify the other Parties of any event causing a Material Adverse Effect to such Party as soon as practicable following such Party’s Knowledge of any event causing such a Material Adverse Effect.

5.12          OTHER NECESSARY ACTION.  The Parties will each take all necessary action and use their reasonable best efforts to complete all filings, obtain all governmental and other consents and approvals and satisfy any other provision required for consummation of the transactions contemplated by this Agreement.

5.13          ISSUED SHARES.  The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to this Agreement, will have been duly authorized at the Effective Time.  Said shares when issued and delivered will be registered under the 1933 Act, will be duly and validly issued, fully paid and non-assessable.  No shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

5.14          FINAL TAX RETURNS AND FORMS 1099 OF ACQUIRED FUND.  After the Effective Time, except as otherwise agreed to in writing by the Parties, the Acquired Fund shall or shall cause its agents to prepare any federal, state or local returns, including any Forms 1099, required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

5.15          COMPLIANCE WITH SECTION 15(f).  The Acquiring Fund Registrant agrees that, for the minimum time periods specified in Section 15(f) of the 1940 Act it shall take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (a) at least seventy-five percent (75%) of the trustees of the Acquiring Fund Registrant shall not be “interested persons” (as that term is defined in the 1940 Act) of the Acquiring Fund’s investment adviser or the Acquired Fund’s investment adviser; (b) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) shall be imposed on the Acquired Fund; and (c) each vacancy among the trustees of the Acquiring Fund Registrant which must be filled by a person who is neither an interested person of the Acquiring Fund’s investment adviser nor of the Acquired Fund’s investment adviser so as to comply with Section 15(f) of the 1940 Act, as if such Section were applicable, shall be filled in the manner specified by Section 16(b) of the 1940 Act.  The Acquiring Fund Registrant may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to FTAM.

ARTICLE VI

CONDITIONS PRECEDENT

6.1           Conditions Precedent to Obligations of the Acquired Fund Registrant.  The obligations of the Acquired Fund Registrant, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund Registrant and the Acquiring Fund of all of their obligations to be performed by them pursuant to this Agreement on or before the Effective Time, and, in addition thereto, subject to the following further conditions unless waived by the Acquired Fund Registrant in writing:

(a)
All representations and warranties of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as

16

of the Effective Time; provided that the Acquiring Fund  and the Acquiring Fund Registrant shall be given a period of ten Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b)	The Acquiring Fund shall have furnished to the Acquired Fund the opinion of Pepper Hamilton LLP dated as of the Effective Time, substantially to the effect that:

(i)           the Acquiring Fund Registrant is a business trust, validly existing under the laws of the Commonwealth of Massachusetts, and, to such counsel’s knowledge, has power under the Touchstone Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii)           the Acquiring Fund Registrant is registered with the SEC under the 1940 Act as an open-end management investment company and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

(iii)          the Acquiring Fund Shares to be issued and delivered by the Acquiring Fund Registrant pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable under the laws of the Commonwealth of Massachusetts and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;

(iv)          except as disclosed in writing to the Acquired Fund, such counsel knows of no material legal proceedings pending against the Acquiring Fund Registrant;

(v)           the execution and delivery of this Agreement has been duly authorized by all requisite trust action; this Agreement has been duly executed and delivered by the Acquiring Fund Registrant on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery by the Acquired Fund Registrant on behalf of the Acquired Fund, constitutes a valid and legally binding obligation of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund Registrant in accordance with its terms;

(vi)          the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;

(vii)         the execution and delivery of this Agreement by the Acquiring Fund Registrant did not and the consummation of the transactions herein contemplated by the Acquiring Fund Registrant will not result in a material breach of the terms or provisions of, or constitute a material default under the Touchstone Governing Documents;

(viii)        the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquiring Fund Registrant or the Acquiring Fund of any provisions of any statutory federal securities Law or the statutory laws of the Commonwealth of Massachusetts as they relate to voluntary associations commonly referred to as “Massachusetts business trusts;” and

(ix)          to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required to be made on the part of the Acquiring Fund Registrant in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act

17

and the applicable rules and regulations of the SEC thereunder and the laws of the Commonwealth of Massachusetts.

Such opinion shall be subject to such qualifications or limitations as are customary with respect to the subject matter thereof.  In rendering such opinion, Pepper Hamilton LLP may rely upon certificates of officers of the Acquiring Fund Registrant and of public officials as to matters of fact.

(c)
The Acquiring Fund shall have furnished to the Acquired Fund a certificate of the Acquiring Fund, signed by the President or Vice President and Treasurer of the Acquiring Fund Registrant, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

(i) to the best of their Knowledge, the representations and warranties of the Acquiring Fund Registrant in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquiring Fund Registrant has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and
(ii) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose are pending or, to such officers’ Knowledge, threatened in writing.

(d)	An officer of the Acquired Fund Registrant shall have received the confirmation from the Acquiring Fund or BNY Mellon required under paragraph 3.4 of this Agreement.

(e)
The Acquiring Fund shall have duly executed and delivered to the Acquired Fund such assumptions of Liabilities and other instruments as the Acquired Fund may reasonably deem necessary or desirable to evidence the transactions contemplated by this Agreement, including the assumption of the Liabilities of the Acquired Fund by the Acquiring Fund.

(f)
The Acquiring Fund Registrant, on behalf of the Acquiring Fund, shall have entered into an expense limitation agreement with Touchstone Advisors consistent with the form of expense limitation agreement filed with the Registration Statement and in the amounts and duration as disclosed in the Registration Statement.

6.2          Conditions Precedent to Obligations of the Acquiring Fund Registrant.  The obligations of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund Registrant and the Acquired Fund of all of their obligations to be performed by them pursuant to this Agreement on or before the Effective Time, and, in addition thereto, subject to the following further conditions unless waived by the Acquiring Fund Registrant in writing:

(a)           All representations and warranties of the Acquired Fund Registrant, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquired Fund and the Acquired Fund Registrant shall be given a period of ten Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b)           The Acquired Fund shall have furnished to the Acquiring Fund the opinion of Vedder Price P.C. dated as of the Effective Time, substantially to the effect that:

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(i)           the Acquired Fund Registrant is a business trust, validly existing under the laws of the Commonwealth of Massachusetts, and, to such counsel’s knowledge, has power under the Fifth Third Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii)          the Acquired Fund Registrant is registered with the SEC under the 1940 Act as an open-end management investment company and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

(iii)         except as disclosed in writing to the Acquiring Fund, such counsel knows of no material legal proceedings pending against the Acquired Fund Registrant;

(iv)         the execution and delivery of this Agreement has been duly authorized by all requisite trust action; this Agreement has been duly executed and delivered by the Acquired Fund Registrant on behalf of the Acquired Fund and, assuming due authorization, execution and delivery by the Acquiring Fund Registrant on behalf of the Acquiring Fund, constitutes a valid and legally binding obligation of the Acquired Fund Registrant, on behalf of the Acquired Fund, enforceable against the Acquired Fund Registrant in accordance with its terms;

(v)         the execution and delivery of this Agreement by the Acquired Fund Registrant did not and the consummation of the transactions herein contemplated by the Acquired Fund Registrant will not result in a material breach of the terms or provisions of, or constitute a material default under, the Fifth Third Governing Documents (assuming that approval of shareholders of the Acquired Fund has been obtained);

(vi)        the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquired Fund Registrant or the Acquired Fund of any provisions of any statutory federal securities Law or the statutory laws of the Commonwealth of Massachusetts as they relate to voluntary associations commonly referred to as “Massachusetts business trusts;” and

(vii)       to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required to be made on the part of the Acquired Fund Registrant in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and the laws of the Commonwealth of Massachusetts and such authorizations and filings as are necessary to terminate the Acquired Fund as a series of a Massachusetts business trust.

Such opinion shall be subject to such qualifications or limitations as are customary with respect to the subject matter thereof.  In rendering such opinion, Vedder Price P.C. may rely upon certificates of officers of the Acquired Fund Registrant and of public officials as to matters of fact.

(c)           The Acquired Fund shall have furnished to the Acquiring Fund the unaudited financial statements required by paragraph 5.6.

(d)          The Acquired Fund shall have furnished to the Acquiring Fund a certificate of the Acquired Fund, signed by the President or Vice President and Treasurer of the Acquired Fund Registrant, dated as of the Effective Time, to the effect that they have examined the Proxy

19

Statement/Prospectus, the Registration Statement (and any supplement thereto) and this Agreement and that:

(i)           to the best of their Knowledge, the representations and warranties of the Acquired Fund Registrant in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquired Fund Registrant has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and

(ii)           since the date of the most recent financial statements of the Acquired Fund included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business of the Acquired Fund (other than changes in the ordinary course of business, including, without limitation, dividends and other distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).

(e)              The Acquired Fund shall have duly executed and delivered to the Acquiring Fund Registrant such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Acquired Fund’s custodian and instructions to the Acquiring Fund Registrant’s transfer agent (“Transfer Documents”) as the Acquiring Fund Registrant may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund of all of the right, title and interest of the Acquired Fund in and to the respective Fund Assets of the Acquired Fund.  In each case, the Fund Assets of the Acquired Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

(f)              The Acquiring Fund shall have received:  (i) a certificate of an authorized signatory of Acquired Fund Custodian, as custodian for the Acquired Fund, stating that the Fund Assets of the Acquired Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory of Brown Brothers Harriman & Co., as custodian for the Acquiring Fund, stating that the Fund Assets of the Acquired Fund have been received; and (iii) a certificate of an authorized signatory of the Acquired Fund confirming that the Acquired Fund has delivered its records containing the names and addresses of the record holders of the Acquired Fund shares and the number and percentage (to three decimal places) of ownership of the Acquired Fund shares owned by each such holder as of the close of business at the Valuation Time.

(g)             At the Valuation Time and Effective Time, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, there shall have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act.  At the Valuation Time and Effective Time, all Liabilities chargeable to the Acquired Fund which are required to be reflected in the net asset value per share of a share class of the Acquired Fund in accordance with applicable Law will be reflected in the net asset value per share of the Acquired Fund.

(h)             The Acquired Fund’s agreements with each of its service contractors shall have terminated at the Effective Time, and each Party has received assurance that no claims for damages (liquidated or otherwise) will arise as a result of such termination.

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ARTICLE VII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Effective Time with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

7.1           This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Fifth Third Governing Documents. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 7.1.

7.2           At the Effective Time, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

7.3           All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a Material Adverse Effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

7.4           The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

7.5           Each of the Acquiring Fund and the Acquired Fund shall have received a favorable opinion of Pepper Hamilton LLP substantially to the effect that, for federal income tax purposes:

(i)           The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund’s assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares, followed by the distribution of such Acquiring Fund Shares by the Acquired Fund in complete liquidation to the Acquired Fund shareholders in exchange for their Acquired Fund shares, all as provided in this Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii)           Under Code Section 361, no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund shareholders in complete liquidation, as contemplated in this Agreement;

21

(iii)          Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in this Agreement;

(iv)          Under Code Section 362(b), the tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization;

(v)           Under Code Section 1223(2), the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(vi)          Under Code Section 354, no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares solely for the Acquiring Fund Shares in the Reorganization;

(vii)         Under Code Section 358, the aggregate tax basis of the Acquiring Fund Shares to be received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

(viii)        Under Code Section 1223(1), an Acquired Fund shareholder’s holding period for the Acquiring Fund Shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided that the Acquired Fund shareholder held the Acquired Fund shares as a capital asset at the time of the Reorganization.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (B) any Acquired Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 7.5.

ARTICLE VIII

EXPENSES

8.1           The Acquired Fund and the Acquiring Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article VIII.  Touchstone Advisors, FTAM and/or their respective Affiliates will bear and pay, in such proportion as may be agreed upon in writing by such parties, all fees and expenses associated with the Parties’ participation in the Reorganization without regard to whether the Reorganization is consummated.  Reorganization expenses

22

shall include, without limitation, obtaining shareholder approval of the Reorganization.  The Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states.

8.2           All such fees and expenses so borne and paid by Touchstone Advisors, FTAM and/or their respective Affiliates shall be solely and directly related to the transactions contemplated by this Agreement and shall be paid directly by Touchstone Advisors, FTAM and/or their Affiliates to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187.  The responsibility for payment shall be allocated between Touchstone Advisors and FTAM (and/or any Affiliate thereof) as may be agreed in writing by and between Touchstone Advisors and FTAM.

ARTICLE IX

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

9.1           The Acquiring Fund Registrant, on behalf of the Acquiring Fund, and the Acquired Fund Registrant, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

9.2           Except as specified in the next sentence set forth in this paragraph 9.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Effective Time shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE X

TERMINATION

This Agreement may be terminated by the mutual agreement of the Acquiring Fund Registrant and the Acquired Fund Registrant.  In addition, either the Acquiring Fund Registrant or the Acquired Fund Registrant may at its option terminate this Agreement at or before the Effective Time due to:

a)	a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Effective Time, if not cured within 30 days; or

b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met.

In addition to the foregoing, this Agreement shall terminate automatically upon the termination of the Purchase Agreement.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquiring Fund Registrant, the Acquired Fund, the Acquired Fund Registrant, or their respective trustees or their respective officers.

23

ARTICLE XI

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquired Fund Registrant, on behalf of the Acquired Fund, and the Acquiring Fund Registrant, on behalf of the Acquiring Fund, and as specifically authorized by their respective Boards; provided, however, that following the meeting of the Acquired Fund shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflict of laws rules thereof that would require the application of the laws of another jurisdiction.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquiring Fund Registrant personally, but shall bind only the property of the Acquiring Fund, as provided in the Declaration of Trust of the Acquiring Fund Registrant.  The execution and delivery of this Agreement have been authorized by the Touchstone Board on behalf of the Acquiring Fund and signed by authorized officers of the Acquiring Fund Registrant, acting as such.  Neither the authorization by the Touchstone Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund as provided in the Declaration of Trust of the Acquiring Fund Registrant.

It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund Registrant personally, but shall bind only the property of the Acquired Fund, as provided in the Declaration of Trust of the Acquired Fund Registrant.  The execution and delivery of this Agreement have been authorized by the Fifth Third Board on behalf of the Acquired Fund and signed by authorized officers of the Acquired Fund Registrant, acting as such.  Neither the authorization by the Fifth Third Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or

24

to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Declaration of Trust of the Acquired Fund Registrant.

ARTICLE XIII

DEFINITIONS

As used in this Agreement, the following terms have the following meanings:

“Action or Proceeding” means any action, suit or proceeding by any Person, or any investigation or audit by any Governmental or Regulatory Body.

“Affiliate” means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.

“Affiliated Person” shall mean, with respect to any Person, an “affiliated person” of such Person as such term is defined in Section 2(a)(3) of the 1940 Act.

“Books and Records” means a Parties’ accounts, books, records or other documents (including but not limited to minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records) required to be maintained by the Parties with respect to the Acquired Fund or the Acquiring Fund, as applicable, pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder.

“Business Day” means a day other than (a) a day which the New York Stock Exchange is closed, (b) Saturday or Sunday or (c) a day during which trading on the New York Stock Exchange is restricted.

“Governmental or Regulatory Body” means any court, tribunal, or government or political subdivision, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision.

“Knowledge” means (i) with respect to the Acquired Fund Registrant and the Acquired Fund, the actual knowledge of the Acquired Fund Registrant’s officers and FTAM in its capacity as adviser to the Acquired Fund; and (ii) with respect to the Acquiring Fund Registrant and the Acquiring Fund, the actual knowledge of the Acquiring Fund Registrant’s officers, or Touchstone Advisors in its respective capacity as a service provider to the Acquiring Fund Registrant.

“Law” means any law, statute, rule, regulation or ordinance of any Governmental or Regulatory Body.

“Material Adverse Effect” as to any Person means a material adverse effect on the business, results of operations or financial condition of such Person.  For purposes of this definition, a decline in net asset value of the Acquired Fund or Acquiring Fund arising out of its investment operations or declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing interests in such fund, shall not constitute a “Material Adverse Effect.”

“NYSE” means New York Stock Exchange.

“1940 Act” means the Investment Company Act of 1940, as amended.

“1933 Act” means the Securities Act of 1933, as amended.

25

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Order” means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.

“Person” means any individual, corporation, partnership, limited liability company, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.

“Purchase Agreement” means the Stock and Bond Mutual Funds Purchase Agreement by and among Touchstone Advisers, FTAM and Fifth Third Financial Corporation, dated April 4, 2012.

 “Fifth Third Governing Documents” means the Amended and Restated By-Laws of Fifth Third Funds dated December 10, 2008 and the Amended and Restated Declaration of Trust of Fifth Third Funds dated November 6, 2003, as they may be amended from time to time.

“SEC” means the U.S. Securities and Exchange Commission.

“Touchstone Governing Documents” means the  By-laws of LG Investment Trust as amended through April 5, 1989 and the Restated Agreement and Declaration of Trust dated May 19, 1993, as amended through November 17, 2011, as they may be amended from time to time.

26

IN WITNESS WHEREOF, the Parties, Touchstone Advisors, Inc. and Fifth Third Asset Management, Inc. have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

FIFTH THIRD FUNDS, on behalf of each of its separate series reflected on Exhibit A

By:	/s/ E. Keith Wirtz

Name:	E. Keith Wirtz

Title:	President

TOUCHSTONE STRATEGIC TRUST, on behalf of each of its separate series reflected on Exhibit A

By:	/s/ Terrie Wiedenheft

Name:	Terrie Wiedenheft

Title:	Treasurer

FIFTH THIRD ASSET MANAGEMENT, INC.

By:	/s/ E. Keith Wirtz

Name:	E. Keith Wirtz

Title:	President

Solely for purposes of Article VIII

TOUCHSTONE ADVISORS, INC.

By:	/s/ Terrie Wiedenheft

Name:	Terrie Wiedenheft

Title:	SVP & CFO

By:	/s/ Steve Graziano

Name:	Steve Graziano

Title:	President

Solely for purposes of Article VIII

[Signature Page to Agreement and Plan of Reorganization]

EXHIBIT A

The following chart shows (i) each Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund and its classes of shares:

Acquired Fund, each a series of Fifth Third Funds, and its Classes of Shares	Acquiring Fund, each a series of Touchstone Strategic Trust, and its Classes of Shares
Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third All Cap Value Fund	Touchstone Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y

Execution Copy

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 23rd day of May 2012, by and between Touchstone Strategic Trust, a Massachusetts business trust, with its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202 (the “Acquiring Fund Registrant”), on behalf of each of the series reflected below in the table (each an “Acquiring Fund”), and Fifth Third Funds, a Massachusetts business trust, with its principal place of business at 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (the “Acquired Fund Registrant”), on behalf of each of the series reflected below in the table (each an “Acquired Fund” and, collectively with the Acquiring Funds, the “Parties”).  Fifth Third Asset Management, Inc., an Ohio corporation (“FTAM”) joins this Agreement solely for purposes of Article VIII; and Touchstone Advisors, Inc., an Ohio corporation (“Touchstone Advisors”), joins this Agreement solely for purposes of Article VIII.  Capitalized terms not otherwise defined herein shall have the meaning set forth in Article XIII hereof.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder.  Each reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange solely for corresponding class shares of the Acquiring Fund as set forth in the table below and on Exhibit A to this Agreement (each, a “Corresponding Class”) and the assumption by the corresponding Acquiring Fund of the liabilities, as set forth in paragraph 1.3, of the Acquired Fund; (ii) the distribution of the Corresponding Class shares of the corresponding Acquiring Fund to the holders of the outstanding shares of the Acquired Fund as set forth in the table below and on Exhibit A of this Agreement; and (iii) the liquidation and dissolution of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (each a “Reorganization”).

The following chart shows (i) each Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund and its corresponding classes of shares:

Acquired Fund, each a series of Fifth Third Funds, and its Classes of Shares	Acquiring Fund, each a series of Touchstone Strategic Trust, and its Classes of Shares
Fifth Third LifeModel Aggressive Fund	Touchstone Growth Allocation Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third LifeModel Moderately Aggressive Fund	Touchstone Moderate Growth Allocation Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third LifeModel Moderate Fund	Touchstone Balanced Allocation Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third LifeModel Moderately Conservative Fund	Touchstone Conservative Allocation Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
1

Fifth Third LifeModel Conservative Fund	Touchstone Conservative Allocation Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y

For convenience, the balance of this Agreement refers only to a single Reorganization, one Acquired Fund and one Acquiring Fund, but the terms and conditions hereof shall apply separately to each Reorganization and the Acquired Fund and Acquiring Fund participating therein.  The consummation of any Reorganization shall not be contingent on the consummation of any other Reorganization and it is the intention of all of the parties hereto that each Reorganization described herein shall be conducted separately and independently of the others.

WHEREAS, the Acquiring Fund and the Acquired Fund are separate series of the Acquiring Fund Registrant and the Acquired Fund Registrant, respectively, and the Acquiring Fund Registrant and Acquired Fund Registrant are both open-end, registered management investment companies under the 1940 Act, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund is authorized to issue its shares of beneficial interests;

WHEREAS, the Board of Trustees of the Acquiring Fund Registrant (“Touchstone Board”) has determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund; and

WHEREAS, the Board of Trustees of the Acquired Fund Registrant (“Fifth Third Board”) has determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund;

NOW THEREFORE, in consideration of the mutual premises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable consideration, the receipt and sufficiency of which are acknowledged, the Parties, and FTAM and Touchstone Advisors to the extent indicated above, intending to be legally bound hereby, agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND
SHARES AND LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND

1.1           THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all Fund Assets, as defined in paragraph 1.2, to the Acquiring Fund.  In exchange, the Acquiring Fund agrees to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3, and deliver to the Acquired Fund full and fractional shares of the Acquiring Fund (“Acquiring Fund Shares”).  The number of full and fractional shares of each Corresponding Class of Acquiring Fund Shares (to the third decimal place) shall be determined by dividing (a) the value of the Fund Assets attributable to the corresponding class of the Acquired Fund, net of the Acquired Fund’s Liabilities attributed to that class of the Acquired Fund (computed as of the Valuation Time (as defined in paragraph 2.5) in the manner set forth in paragraph 2.1), by (b) the net asset value of one share of such Corresponding Class of the Acquiring Fund Shares (computed as of the Valuation Time in the manner set forth in paragraph 2.2).  Holders of each class of shares of the Acquired Fund will receive shares of the Corresponding Class of the Acquiring Fund, as set
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forth in Exhibit A to this Agreement.  Such transactions shall take place at the closing on the Effective Time provided for in paragraph 3.1.

1.2           ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all Fund Assets.  “Fund Assets” shall mean all properties and assets of every kind and description whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, but not limited to, any claims that the Acquired Fund may have against any Person), litigation proceeds of any type (including, without limitation, proceeds resulting from litigation involving portfolio securities as well as market timing/late trading actions or settlements) and receivables (including dividend and interest receivable), goodwill and other intangible property, Books and Records, and all interests, rights, privileges and powers, owned by the Acquired Fund, and any prepaid expenses shown on the Acquired Fund’s books at the Valuation Time.

(a) The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements.  The Acquired Fund hereby represents that as of the date of the execution of this Agreement and as of the Effective Time (as defined below), there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

(b)           At least ten Business Days prior to the Valuation Time, the Acquired Fund will provide the Acquiring Fund with a complete schedule of the securities and other assets of the Acquired Fund.  At least five Business Days prior to the Valuation Time, the Acquiring Fund will advise the Acquired Fund in writing of any investments of the Acquired Fund shown on the Acquired Fund’s schedule provided above which the Acquiring Fund would not be permitted to hold (a) under its investment goal, principal investment strategies or investment restrictions; or (b) under applicable Law.  Under such circumstances and, to the extent practicable, the Acquired Fund will, if requested by the Acquiring Fund in writing and, to the extent permissible and consistent with its own investment objectives and policies, dispose of such investments prior to the Valuation Time.  Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the Fifth Third Board or FTAM, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund.  The Acquired Fund shall promptly notify the Acquiring Fund of any such determination.

1.3           LIABILITIES TO BE ASSUMED OR DISCHARGED.  The Acquired Fund will, to the extent permissible and consistent with its own investment objectives and policies, use its best efforts to discharge all of the liabilities of the Acquired Fund prior to the Effective Time. The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall consist of all of the liabilities set forth on the unaudited statement of assets and liabilities to be provided pursuant to paragraph 5.6 (“Liabilities”).

1.4           DISTRIBUTION OF ACQUIRING FUND SHARES.  Immediately upon receipt, the Acquired Fund will distribute the Corresponding Class of Acquiring Fund Shares received by the Acquired Fund from the Acquiring Fund pursuant to paragraph 1.1 pro rata to the record holders of shares of the corresponding class of the Acquired Fund.  Such distribution will be accomplished by transferring the Acquiring Fund Shares then credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund to open accounts on the Books and Records of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of the record holders of shares of the Acquired Fund and representing the respective pro rata number of the Acquiring Fund Shares due to such record holders.  All issued and outstanding shares of the Acquired Fund will, without further notice, be cancelled promptly by the Acquired Fund on the Acquired Fund’s Books and Records.  Any such shares

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issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the Acquiring Fund Shares issued to the Acquired Fund in accordance with paragraph 1.1 above.  In addition, each record holder of the Acquired Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of the Acquired Fund at or before the Valuation Time.

1.5           TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.6           REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.  The Acquiring Fund shall not assume any obligation of the Acquired Fund to file reports with the SEC, Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Effective Time with respect to the Acquired Fund.

1.7           TERMINATION.  As soon as conveniently practicable after the distribution of the Acquiring Fund Shares pursuant to paragraph 1.4 has been made, the Acquired Fund shall take, in accordance with Massachusetts law, the 1940 Act and the Fifth Third Funds Governing Documents, all such other steps as may be necessary or appropriate to effect a complete liquidation and termination of the Acquired Fund.

1.8           BOOKS AND RECORDS.  Upon reasonable notice and except as previously disclosed to the Acquiring Fund in writing, copies of all books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available for review by the Acquiring Fund and shall be provided to the Acquiring Fund as soon as practicable following the Valuation Time.

1.9           OTHER REORGANIZATION SPECIFIC ITEMS. In connection with the Reorganization, any minimum investment amounts or sales load applicable to initial investments in the Acquiring Fund Shares shall be waived with respect to the Acquired Fund shareholder’s initial receipt of Acquiring Fund Shares as part of the Reorganization.

ARTICLE II

VALUATION

2.1           VALUATION OF ACQUIRED FUND NET ASSETS.  The value of the Acquired Fund’s Fund Assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, determined in accordance with the valuation procedures approved by the Touchstone Board or such other valuation procedures as shall be mutually agreed upon by the Parties, net of the Liabilities of the Acquired Fund assumed by the Acquiring Fund.

2.2           VALUATION OF ACQUIRING FUND SHARES.  The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share of such class of Acquiring Fund Shares computed as of the Valuation Time, in accordance with the valuation procedures approved by the Touchstone Board or such other valuation procedures as shall be mutually agreed upon by the Parties.

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2.3           SHARES TO BE ISSUED.  The number of Acquiring Fund Shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Reorganization shall be determined in accordance with paragraph 1.1.

2.4           DETERMINATION OF VALUE.  All computations of value shall be made by BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) on behalf of the Acquiring Fund and the Acquired Fund.

2.5           VALUATION TIME.  “Valuation Time” shall mean 4:00 PM Eastern Time of the Business Day preceding the Effective Time.

ARTICLE III

CLOSING AND EFFECTIVE TIME

3.1           EFFECTIVE TIME.  Subject to the terms and conditions set forth herein, the Reorganization shall occur immediately prior to the opening of business on Monday, September 10, 2012, or such other date(s) as the Parties may agree to in writing (the “Effective Time”).  To the extent any Fund Assets are, for any reason, not transferred at the Effective Time, the Acquired Fund shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practical date thereafter.  The closing of the Reorganization shall be held in person, by facsimile, by e-mail or by such other communication means as may be mutually agreed by the Parties, at the Effective Time (the “Closing”).

3.2           CUSTODIAN’S CERTIFICATE.  The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a)  the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Effective Time; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3           EFFECT OF SUSPENSION IN TRADING.  If immediately prior to the Valuation Time:  (a) the New York Stock Exchange (“NYSE”) or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored or such later date as may be mutually agreed in writing by an authorized officer of each Party.

3.4           TRANSFER AGENTS’ CERTIFICATE.  The Acquired Fund shall direct Boston Financial Data Services, Inc., as transfer agent for the Acquired Fund as of the Effective Time, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund shareholders, and the number and percentage (to three decimal places) ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver or cause, BNY Mellon, its transfer agent, to issue and deliver to an officer of the Acquired Fund Registrant a confirmation evidencing Acquiring Fund Shares to be credited on the Effective Time or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund.  At the Closing, each Party shall deliver to the other such bills of sale, checks, assignments, treasurer, chief financial officer, president/vice president or other officer certificates, custodian and/or transfer agent instructions and certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

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ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1           Representations and Warranties of the Acquired Fund Registrant.  The Acquired Fund Registrant, on behalf of the Acquired Fund, hereby represents and warrants to the Acquiring Fund Registrant, on behalf of the Acquiring Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

(a)           The Acquired Fund Registrant is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquired Fund.  The Acquired Fund has full power under the Fifth Third Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns.  The Acquired Fund has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquired Fund.

(b)           The execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fifth Third Board, and the Fifth Third Board has approved the Reorganization and has resolved to recommend the Reorganization to the shareholders of the Acquired Fund and to call a meeting of shareholders of the Acquired Fund for the purpose of approving this Agreement and the Reorganization contemplated hereby.  Other than the approval by the requisite vote of the shareholders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Fifth Third Governing Documents, applicable Massachusetts Law and the 1940 Act, no other action on the part of the Acquired Fund or its shareholders is necessary to authorize the execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund or the consummation of the Reorganization contemplated herein.  This Agreement has been duly and validly executed and delivered by the Acquired Fund Registrant on behalf of the Acquired Fund, and assuming due authorization, execution and delivery hereof by the Acquiring Fund Registrant on behalf of the Acquiring Fund, is a legal, valid and binding obligation of the Acquired Fund Registrant, as it relates to the Acquired Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c)           The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest with no par value.  Each share represents a fractional undivided interest in the Acquired Fund.  All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable.  There are no outstanding options, warrants or other rights of any kind to acquire from the Acquired Fund any shares of any series or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquired Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. The Acquired Fund has no share certificates outstanding.

(d)           The Acquired Fund has no subsidiaries.

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(e)           Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement (as defined below), the execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund does not, and the consummation of the transactions contemplated herein will not:  (i) violate or conflict with the terms, conditions or provisions of the Fifth Third Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquired Fund Registrant is a party or by which the Acquired Fund Registrant or the Acquired Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund Registrant is a party or by which the Acquired Fund Registrant or the Acquired Fund is bound, (iii) result in a breach or violation by the Acquired Fund Registrant or the Acquired Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body other than such documents as are necessary to terminate the Acquired Fund as a series of a Massachusetts business trust.

(f)              (i)           Prior to the execution of this Agreement, the Acquired Fund has delivered to the Acquiring Fund Registrant true and complete copies of the Acquired Fund’s audited statement of assets and liabilities of as of July 31, 2011, and unaudited statement of assets and liabilities as of January 31, 2012, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

(ii)           Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquired Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

(iii)          To the best of the Acquired Fund’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquired Fund’s audited financial statements as of July 31, 2011, and unaudited financial statements as of January 31, 2012, or in the notes thereto, or as previously disclosed in writing to the Acquiring Fund Registrant, there are no liabilities against, relating to or affecting the Acquired Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquired Fund or its properties or assets.  In particular, since January 31, 2012 to the best of the Acquired Fund’s Knowledge and except as previously disclosed in writing to the Acquiring Fund Registrant, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquired Fund that would have a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

(g)           As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquired Fund’s Knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquired Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(h)           Except as previously disclosed to the Acquiring Fund Registrant in writing, the minute books and other similar records of the Acquired Fund Registrant as made available to the Acquiring Fund Registrant prior to the execution of this Agreement contain a true and complete record in all material respects of all material action taken at all meetings and by all written consents in lieu of meetings of the

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shareholders of the Acquired Fund, the Fifth Third Board and committees of the Fifth Third Board.  The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund Registrant prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of the Acquired Fund.

(i)           The Acquired Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules and regulations thereunder.

(j)           Except as set forth in writing to the Acquiring Fund, there is no Action or Proceeding pending against the Acquired Fund Registrant or the Acquired Fund or, to the best of the Acquired Fund’s Knowledge, threatened against, relating to or affecting, the Acquired Fund Registrant or the Acquired Fund.

(k)           No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquired Fund Registrant or the Acquired Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(l)           The Acquired Fund Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect, and the Acquired Fund is a separate series of the Acquired Fund Registrant duly designated in accordance with the applicable provisions of the Fifth Third Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

(m)           All federal and other tax returns and reports of the Acquired Fund required by Law to have been filed (giving effect to any extensions) have been timely filed and are or were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquired Fund which are due and payable (whether or not shown on any tax records) shall have been timely paid in full or provision has been made for payment thereof.  The Acquired Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement.  All of the Acquired Fund’s tax liabilities have been adequately provided for on its Books and Records in respect of all periods ending on or before the date of such Books and Records.  The Acquired Fund has not had any tax deficiency or liability asserted against it that has not been previously disclosed in writing to the Acquiring Fund or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquired Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquired Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

(n)           The Acquired Fund has elected to be, and has met the requirements of Subchapter M of the Code for qualification and treatment as, a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements at all times through the Effective Time, treating the Effective Time as the close of its tax year if the year does not otherwise close on such date.  The Acquired Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code.  The Acquired Fund has no other material tax liability (foreign, state, or local), except as accrued on the Acquired Fund’s Books and Records.  The Acquired Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

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(o)           The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(p)           Except as otherwise disclosed in writing to the Acquiring Fund, the Acquired Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its shares and has withheld in respect of dividends and other distributions and redemption proceeds and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(q)           The Acquired Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(r)           The Acquired Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(s)           Except as otherwise disclosed to the Acquiring Fund, the Acquired Fund has not previously been a party to a reorganization under Section 368(a) of the Code.

(t)           The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations in (m) through (s).

(u)           All issued and outstanding shares of the Acquired Fund have been offered and sold by the Acquired Fund in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, and are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to the Acquiring Fund in writing.  Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid.  The Acquired Fund is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.

(v)           The current prospectus and statement of additional information of the Acquired Fund, including any amendments and supplements thereto, and each prospectus and statement of additional information of the Acquired Fund used at all times during the past three years prior to the date of this Agreement conform, or conformed at the time of its or their use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.  The Acquired Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund.

(w)           The combined proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Acquiring Fund Registrant’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund Registrant or the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of

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such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund Registrant or the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement.

(x)           Except as previously disclosed in writing to the Acquiring Fund Registrant, at the Effective Time, the Acquired Fund will have good and marketable title to the Fund Assets and full right, power, and authority to sell, assign, transfer and, upon delivery and payment for the Fund Assets, deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof (other than any Fund Assets consisting of restricted securities) or as otherwise disclosed in writing to the Acquiring Fund Registrant at least fifteen Business Days prior to the Effective Time, provided that the Acquiring Fund will acquire Fund Assets that are segregated or pledged as collateral for the Acquired Fund’s short sale and derivative positions (if any), including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Fund Assets.

(y)           The Acquired Fund Registrant has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(z)           Except as disclosed in writing to the Acquiring Fund, to the best of the Acquired Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

4.2           Representations and Warranties of the Acquiring Fund Registrant.  The Acquiring Fund Registrant, on behalf of the Acquiring Fund, hereby represents and warrants to the Acquired Fund Registrant, on behalf of the Acquired Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

(a)           The Acquiring Fund Registrant is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquiring Fund.  The Acquiring Fund has full power under the Touchstone Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns.  The Acquiring Fund has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquiring Fund.

(b)           The execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Touchstone Board, and the Touchstone Board has approved the Reorganization.  No action on the part of the shareholders of the Acquiring Fund is necessary to authorize the execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund or the consummation of the Reorganization contemplated herein.  This Agreement has been duly and validly executed and delivered by the Acquiring Fund Registrant on behalf of

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the Acquiring Fund, and assuming due authorization, execution and delivery hereof by the Acquired Fund Registrant on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Acquiring Fund Registrant, as it relates to the Acquiring Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c)           The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest with no par value.  Each share represents a fractional undivided interest in the Acquiring Fund.  All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable, and all such shares have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, and are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to the Acquired Fund in writing.  Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid.  The Acquiring Fund is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being registered and sold.  There are no outstanding options, warrants or other rights of any kind to acquire from the Acquiring Fund any shares of any series or equity interests of the Acquiring Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquiring Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares.

(d)           Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement, the execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of the Touchstone Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquiring Fund Registrant is a party or by which the Acquiring Fund Registrant or the Acquiring Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund Registrant is a party or by which the Acquiring Fund Registrant or the Acquiring Fund is bound, (iii) result in a breach or violation by the Acquiring Fund Registrant or the Acquiring Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.

(e)           Except as set forth in writing to the Acquired Fund, there is no Action or Proceeding pending against the Acquiring Fund Registrant or the Acquiring Fund or, to the best of the Acquiring Fund Registrant’s Knowledge, threatened against, relating to or affecting, the Acquiring Fund Registrant or the Acquiring Fund.

(f)           No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquiring Fund Registrant or the Acquiring Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(g)           The Acquiring Fund Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect, and the Acquiring Fund is a separate series of the Acquiring Fund Registrant duly designated in accordance

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 with the applicable provisions of the Touchstone Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

(h)           All federal and other tax returns and reports of the Acquiring Fund required by Law to have been filed (giving effect to any extensions) have been timely filed and are or were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquiring Fund which are due and payable (whether or not shown on any tax return) shall have been timely paid in full or provision has been made for payment thereof.  The Acquiring Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement.  All of the Acquiring Fund’s tax liabilities have been adequately provided for on its Books and Records in respect of all periods ending on or before the date of such Books and Records.  The Acquiring Fund has not had any tax deficiency or liability asserted against it that has not been previously disclosed in writing to the Acquired Fund or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquiring Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquiring Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

(i)           The Acquiring Fund has elected to be, and has met the requirements of Subchapter M of the Code for qualification and treatment as, a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements for its taxable year that includes the Effective Time, and intends to continue to meet such requirements for its subsequent taxable years.  The Acquiring Fund is treated as a separate corporation under Section 851(g) of the Code.  The Acquiring Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code.  The Acquiring Fund has no other tax liability (foreign, state or local), except as accrued on the Acquiring Fund’s Books and Records.  The Acquiring Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(j)           The Acquiring Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(k)           Except as otherwise disclosed in writing to the Acquired Fund, the Acquiring Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its shares and has withheld in respect of dividends and other distributions and redemption proceeds and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(l)           The Acquiring Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(m)           The Acquiring Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(n)           The Acquiring Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations in (h) through (n).

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(o)           The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to the terms of this Agreement will have been duly authorized at the Effective Time and, when so issued and delivered, will be registered under the 1933 Act, duly and validly issued, fully paid and non-assessable and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(p)           The current prospectus and statement of additional information of the Acquiring Fund, including any amendments and supplements thereto, conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.  To the best of the Acquiring Fund’s Knowledge, the Acquiring Fund currently complies in all material respects with all investment goals, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Fund.

(q)           The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto (i) each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement, and (ii) each does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquiring Fund Registrant makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund Registrant or the Acquired Fund and furnished by the Acquired Fund to the Acquiring Fund Registrant specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

(r)           The Acquiring Fund Registrant has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(s)           The Acquiring Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules and regulations thereunder.

(t)           (i)           Prior to the execution of this Agreement, the Acquiring Fund has delivered to the Acquired Fund Registrant true and complete copies of the Acquiring Fund’s audited statement of assets and liabilities of as of July 31, 2011, and unaudited statement of assets and liabilities as of January 31, 2012, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

(ii)          Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquiring Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

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(iii)         To the best of the Acquiring Fund’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquiring Fund’s audited financial statements as of July 31, 2011, and unaudited financial statements as of January 31, 2012, or in the notes thereto, or as previously disclosed in writing to the Acquired Fund Registrant, there are no liabilities against, relating to or affecting the Acquiring Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquiring Fund or its properties or assets.  In particular, since January 31, 2012, to the best of the Acquiring Fund’s Knowledge and except as disclosed in writing to the Acquired Fund Registrant, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquiring Fund that would have a Material Adverse Effect on the Acquiring Fund or its properties or assets other than changes occurring in the ordinary course of business.

(u)           As of the date hereof, except as previously disclosed to the Acquired Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquiring Fund’s Knowledge, there have been no material miscalculations of the net asset value of the Acquiring Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquiring Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(v)           Except as disclosed in writing to the Acquired Fund, to the best of the Acquiring Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquiring Fund or its properties or assets other than changes occurring in the ordinary course of business.

(w)           The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Touchstone Advisors or its Affiliates.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1           OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Effective Time, it being understood that such ordinary course of business will include (a) customary dividends; (b) shareholder purchases and redemptions and (c) seeking to cause the continued good faith performance by the investment adviser, sub-adviser(s), administrator, distributor and other service providers of their respective responsibilities in accordance with their agreements with the Acquired Fund or the Acquiring Fund, as applicable, and applicable Law.  No Party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2           APPROVAL OF SHAREHOLDERS.  The Acquired Fund Registrant will call a special meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3           INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

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5.4           ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5           FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Effective Time.

5.6           FINANCIAL STATEMENTS.  At the Closing, the Acquired Fund will deliver to the Acquiring Fund an unaudited statement of assets and liabilities of the Acquired Fund, together with a schedule of portfolio investments as of and for the interim period ending at the Valuation Time.  These financial statements will present fairly in all material respects the financial position and portfolio investments of the Acquired Fund as of the Valuation Time in conformity with U.S. generally accepted accounting principles applied on a consistent basis, and there will be no material contingent liabilities of the Acquired Fund not disclosed in said financial statements.  These financial statements shall be certified by the Treasurer of the Acquired Fund Registrant as, to the best of his or her Knowledge, complying with the requirements of the preceding sentence.  The Acquired Fund also will deliver to the Acquiring Fund at the Effective Time (i) the detailed tax-basis accounting records for each security or other investment to be transferred to the Acquiring Fund hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security to be transferred to the Acquiring Fund and (ii) a statement of earnings and profits of the Acquired Fund for federal income tax purposes that shall be carried over by the Acquired Fund as a result of Code Section 381 and which shall be certified by the Treasurer of the Acquired Fund Registrant.

5.7           PROXY STATEMENT/ PROSPECTUS AND REGISTRATION STATEMENT.  The Parties will cooperate with each other in the preparation of the Proxy Statement/Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC in a form satisfactory to the Parties and their respective counsel as promptly as practicable.  Upon effectiveness of the Registration Statement, the Acquired Fund will cause the Proxy Statement/Prospectus to be delivered to shareholders of the Acquired Fund entitled to vote on this Agreement and the transactions contemplated herein in accordance with the Fifth Third Governing Documents.  Each Party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the shareholder meeting of the Acquired Fund to consider the approval of this Agreement and the transactions contemplated herein. If, at any time prior to the Effective Time, a Party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the Party discovering the item shall notify the other Parties and the Parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.8           PRE-CLOSING DIVIDEND. On or before the Effective Time, the Acquired Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable years ending on or before the Effective Time, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable years ending on or before the Effective Time.

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5.9           TAX-FREE REORGANIZATION.  It is the intention of the parties that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code.  None of the Parties to this Agreement shall take any action or cause any action to be taken, including, without limitation, the filing of any tax return, that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.

5.10           INFORMATION.  The Parties will furnish to each other, and each other’s accountants, legal counsel and other representatives, as appropriate, throughout the period prior to the Effective Time, all such documents and other information concerning the Acquired Fund and the Acquiring Fund, respectively, and their business and properties as may reasonably be requested by the other Party.  Such cooperation shall include providing copies of reasonably requested documents and other information.  Each Party shall make its officers available on a mutually convenient basis to provide an explanation of any documents or information provided hereunder to the extent that such Party’s officers are familiar with such documents or information.

5.11           NOTICE OF MATERIAL CHANGES.  Each Party will notify the other Parties of any event causing a Material Adverse Effect to such Party as soon as practicable following such Party’s Knowledge of any event causing such a Material Adverse Effect.

5.12           OTHER NECESSARY ACTION.  The Parties will each take all necessary action and use their reasonable best efforts to complete all filings, obtain all governmental and other consents and approvals and satisfy any other provision required for consummation of the transactions contemplated by this Agreement.

5.13           ISSUED SHARES.  The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to this Agreement, will have been duly authorized at the Effective Time.  Said shares when issued and delivered will be registered under the 1933 Act, will be duly and validly issued, fully paid and non-assessable.  No shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

5.14           FINAL TAX RETURNS AND FORMS 1099 OF ACQUIRED FUND.  After the Effective Time, except as otherwise agreed to in writing by the Parties, the Acquired Fund shall or shall cause its agents to prepare any federal, state or local returns, including any Forms 1099, required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

5.15           COMPLIANCE WITH SECTION 15(f).  The Acquiring Fund Registrant agrees that, for the minimum time periods specified in Section 15(f) of the 1940 Act it shall take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (a) at least seventy-five percent (75%) of the trustees of the Acquiring Fund Registrant shall not be “interested persons” (as that term is defined in the 1940 Act) of the Acquiring Fund’s investment adviser or the Acquired Fund’s investment adviser; (b) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) shall be imposed on the Acquired Fund; and (c) each vacancy among the trustees of the Acquiring Fund Registrant which must be filled by a person who is neither an interested person of the Acquiring Fund’s investment adviser nor of the Acquired Fund’s investment adviser so as to comply with Section 15(f) of the 1940 Act, as if such Section were applicable, shall be filled in the manner specified by Section 16(b) of the 1940 Act.  The Acquiring Fund Registrant may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to FTAM.

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ARTICLE VI

CONDITIONS PRECEDENT

6.1           Conditions Precedent to Obligations of the Acquired Fund Registrant.  The obligations of the Acquired Fund Registrant, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund Registrant and the Acquiring Fund of all of their obligations to be performed by them pursuant to this Agreement on or before the Effective Time, and, in addition thereto, subject to the following further conditions unless waived by the Acquired Fund Registrant in writing:

(a)
All representations and warranties of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquiring Fund  and the Acquiring Fund Registrant shall be given a period of ten Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b)	The Acquiring Fund shall have furnished to the Acquired Fund the opinion of Pepper Hamilton LLP dated as of the Effective Time, substantially to the effect that:

(i)           the Acquiring Fund Registrant is a business trust, validly existing under the laws of the Commonwealth of Massachusetts, and, to such counsel’s knowledge, has power under the Touchstone Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii)           the Acquiring Fund Registrant is registered with the SEC under the 1940 Act as an open-end management investment company and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

(iii)          the Acquiring Fund Shares to be issued and delivered by the Acquiring Fund Registrant pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable under the laws of the Commonwealth of Massachusetts and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;

(iv)          except as disclosed in writing to the Acquired Fund, such counsel knows of no material legal proceedings pending against the Acquiring Fund Registrant;

(v)           the execution and delivery of this Agreement has been duly authorized by all requisite trust action; this Agreement has been duly executed and delivered by the Acquiring Fund Registrant on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery by the Acquired Fund Registrant on behalf of the Acquired Fund, constitutes a valid and legally binding obligation of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund Registrant in accordance with its terms;

(vi)           the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;

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(vii)           the execution and delivery of this Agreement by the Acquiring Fund Registrant did not and the consummation of the transactions herein contemplated by the Acquiring Fund Registrant will not result in a material breach of the terms or provisions of, or constitute a material default under the Touchstone Governing Documents;

(viii)          the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquiring Fund Registrant or the Acquiring Fund of any provisions of any statutory federal securities Law or the statutory laws of the Commonwealth of Massachusetts as they relate to voluntary associations commonly referred to as “Massachusetts business trusts;” and

(ix)            to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required to be made on the part of the Acquiring Fund Registrant in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and the laws of the Commonwealth of Massachusetts.

Such opinion shall be subject to such qualifications or limitations as are customary with respect to the subject matter thereof.  In rendering such opinion, Pepper Hamilton LLP may rely upon certificates of officers of the Acquiring Fund Registrant and of public officials as to matters of fact.

(c)
The Acquiring Fund shall have furnished to the Acquired Fund a certificate of the Acquiring Fund, signed by the President or Vice President and Treasurer of the Acquiring Fund Registrant, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

(i) to the best of their Knowledge, the representations and warranties of the Acquiring Fund Registrant in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquiring Fund Registrant has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and
(ii) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose are pending or, to such officers’ Knowledge, threatened in writing.

(d)	An officer of the Acquired Fund Registrant shall have received the confirmation from the Acquiring Fund or BNY Mellon required under paragraph 3.4 of this Agreement.

(e)
The Acquiring Fund shall have duly executed and delivered to the Acquired Fund such assumptions of Liabilities and other instruments as the Acquired Fund may reasonably deem necessary or desirable to evidence the transactions contemplated by this Agreement, including the assumption of the Liabilities of the Acquired Fund by the Acquiring Fund.

(f)
The Acquiring Fund Registrant, on behalf of the Acquiring Fund, shall have entered into an expense limitation agreement with Touchstone Advisors consistent with the form of expense limitation agreement filed with the Registration Statement and in the amounts and duration as disclosed in the Registration Statement.

6.2           Conditions Precedent to Obligations of the Acquiring Fund Registrant.  The obligations of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, to consummate the transactions

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provided for herein shall be subject, at its election, to the performance by the Acquired Fund Registrant and the Acquired Fund of all of their obligations to be performed by them pursuant to this Agreement on or before the Effective Time, and, in addition thereto, subject to the following further conditions unless waived by the Acquiring Fund Registrant in writing:

(a)           All representations and warranties of the Acquired Fund Registrant, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquired Fund and the Acquired Fund Registrant shall be given a period of ten Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b)           The Acquired Fund shall have furnished to the Acquiring Fund the opinion of Vedder Price P.C. dated as of the Effective Time, substantially to the effect that:

(i)          the Acquired Fund Registrant is a business trust, validly existing under the laws of the Commonwealth of Massachusetts, and, to such counsel’s knowledge, has power under the Fifth Third Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii)         the Acquired Fund Registrant is registered with the SEC under the 1940 Act as an open-end management investment company and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

(iii)        except as disclosed in writing to the Acquiring Fund, such counsel knows of no material legal proceedings pending against the Acquired Fund Registrant;

(iv)        the execution and delivery of this Agreement has been duly authorized by all requisite trust action; this Agreement has been duly executed and delivered by the Acquired Fund Registrant on behalf of the Acquired Fund and, assuming due authorization, execution and delivery by the Acquiring Fund Registrant on behalf of the Acquiring Fund, constitutes a valid and legally binding obligation of the Acquired Fund Registrant, on behalf of the Acquired Fund, enforceable against the Acquired Fund Registrant in accordance with its terms;

(v)         the execution and delivery of this Agreement by the Acquired Fund Registrant did not and the consummation of the transactions herein contemplated by the Acquired Fund Registrant will not result in a material breach of the terms or provisions of, or constitute a material default under, the Fifth Third Governing Documents (assuming that approval of shareholders of the Acquired Fund has been obtained);

(vi)         the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquired Fund Registrant or the Acquired Fund of any provisions of any statutory federal securities Law or the statutory laws of the Commonwealth of Massachusetts as they relate to voluntary associations commonly referred to as “Massachusetts business trusts;” and

(vii)        to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required to be made on the part of the Acquired Fund Registrant in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act

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and the applicable rules and regulations of the SEC thereunder and the laws of the Commonwealth of Massachusetts and such authorizations and filings as are necessary to terminate the Acquired Fund as a series of a Massachusetts business trust.

Such opinion shall be subject to such qualifications or limitations as are customary with respect to the subject matter thereof.  In rendering such opinion, Vedder Price P.C. may rely upon certificates of officers of the Acquired Fund Registrant and of public officials as to matters of fact.

(c)             The Acquired Fund shall have furnished to the Acquiring Fund the unaudited financial statements required by paragraph 5.6.

(d)            The Acquired Fund shall have furnished to the Acquiring Fund a certificate of the Acquired Fund, signed by the President or Vice President and Treasurer of the Acquired Fund Registrant, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus, the Registration Statement (and any supplement thereto) and this Agreement and that:

(i)           to the best of their Knowledge, the representations and warranties of the Acquired Fund Registrant in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquired Fund Registrant has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and

(ii)           since the date of the most recent financial statements of the Acquired Fund included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business of the Acquired Fund (other than changes in the ordinary course of business, including, without limitation, dividends and other distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).

(e)           The Acquired Fund shall have duly executed and delivered to the Acquiring Fund Registrant such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Acquired Fund’s custodian and instructions to the Acquiring Fund Registrant’s transfer agent (“Transfer Documents”) as the Acquiring Fund Registrant may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund of all of the right, title and interest of the Acquired Fund in and to the respective Fund Assets of the Acquired Fund.  In each case, the Fund Assets of the Acquired Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

(f)           The Acquiring Fund shall have received:  (i) a certificate of an authorized signatory of Acquired Fund Custodian, as custodian for the Acquired Fund, stating that the Fund Assets of the Acquired Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory of Brown Brothers Harriman & Co., as custodian for the Acquiring Fund, stating that the Fund Assets of the Acquired Fund have been received; and (iii) a certificate of an authorized signatory of the Acquired Fund confirming that the Acquired Fund has delivered its records containing the names and addresses of the record holders of the Acquired Fund shares and the number and percentage (to three decimal places) of ownership of the Acquired Fund shares owned by each such holder as of the close of business at the Valuation Time.

(g)           At the Valuation Time and Effective Time, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, there shall have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act.  At the Valuation Time and Effective Time, all

20

Liabilities chargeable to the Acquired Fund which are required to be reflected in the net asset value per share of a share class of the Acquired Fund in accordance with applicable Law will be reflected in the net asset value per share of the Acquired Fund.

(h)           The Acquired Fund’s agreements with each of its service contractors shall have terminated at the Effective Time, and each Party has received assurance that no claims for damages (liquidated or otherwise) will arise as a result of such termination.

ARTICLE VII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Effective Time with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

7.1           This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Fifth Third Governing Documents. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 7.1.

7.2           At the Effective Time, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

7.3           All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a Material Adverse Effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

7.4           The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

7.5           Each of the Acquiring Fund and the Acquired Fund shall have received a favorable opinion of Pepper Hamilton LLP substantially to the effect that, for federal income tax purposes:

(i)           The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund’s assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares, followed by the distribution of such Acquiring Fund Shares by the Acquired Fund in complete liquidation to the Acquired Fund shareholders in exchange for their Acquired Fund shares, all as provided in this Agreement, will constitute a reorganization within the

21

meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii)           Under Code Section 361, no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund shareholders in complete liquidation, as contemplated in this Agreement;

(iii)           Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in this Agreement;

(iv)           Under Code Section 362(b), the tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization;

(v)           Under Code Section 1223(2), the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(vi)           Under Code Section 354, no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares solely for the Acquiring Fund Shares in the Reorganization;

(vii)           Under Code Section 358, the aggregate tax basis of the Acquiring Fund Shares to be received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

(viii)          Under Code Section 1223(1), an Acquired Fund shareholder’s holding period for the Acquiring Fund Shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided that the Acquired Fund shareholder held the Acquired Fund shares as a capital asset at the time of the Reorganization.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (B) any Acquired Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 7.5.

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ARTICLE VIII

EXPENSES

8.1           The Acquired Fund and the Acquiring Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article VIII.  Touchstone Advisors, FTAM and/or their respective Affiliates will bear and pay, in such proportion as may be agreed upon in writing by such parties, all fees and expenses associated with the Parties’ participation in the Reorganization without regard to whether the Reorganization is consummated.  Reorganization expenses shall include, without limitation, obtaining shareholder approval of the Reorganization.  The Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states.

8.2           All such fees and expenses so borne and paid by Touchstone Advisors, FTAM and/or their respective Affiliates shall be solely and directly related to the transactions contemplated by this Agreement and shall be paid directly by Touchstone Advisors, FTAM and/or their Affiliates to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187.  The responsibility for payment shall be allocated between Touchstone Advisors and FTAM (and/or any Affiliate thereof) as may be agreed in writing by and between Touchstone Advisors and FTAM.

ARTICLE IX

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

9.1           The Acquiring Fund Registrant, on behalf of the Acquiring Fund, and the Acquired Fund Registrant, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

9.2           Except as specified in the next sentence set forth in this paragraph 9.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Effective Time shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE X

TERMINATION

This Agreement may be terminated by the mutual agreement of the Acquiring Fund Registrant and the Acquired Fund Registrant.  In addition, either the Acquiring Fund Registrant or the Acquired Fund Registrant may at its option terminate this Agreement at or before the Effective Time due to:

a)	a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Effective Time, if not cured within 30 days; or

b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met.

In addition to the foregoing, this Agreement shall terminate automatically upon the termination of the Purchase Agreement.

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In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquiring Fund Registrant, the Acquired Fund, the Acquired Fund Registrant, or their respective trustees or their respective officers.

ARTICLE XI

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquired Fund Registrant, on behalf of the Acquired Fund, and the Acquiring Fund Registrant, on behalf of the Acquiring Fund, and as specifically authorized by their respective Boards; provided, however, that following the meeting of the Acquired Fund shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflict of laws rules thereof that would require the application of the laws of another jurisdiction.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquiring Fund Registrant personally, but shall bind only the property of the Acquiring Fund, as provided in the Declaration of Trust of the Acquiring Fund Registrant.  The execution and delivery of this Agreement have been authorized by the Touchstone Board on behalf of the Acquiring Fund and signed by authorized officers of the Acquiring Fund Registrant, acting as such.  Neither the authorization by the Touchstone Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund as provided in the Declaration of Trust of the Acquiring Fund Registrant.

It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund Registrant personally, but shall bind only the property of the Acquired Fund, as provided in the Declaration

24

 of Trust of the Acquired Fund Registrant.  The execution and delivery of this Agreement have been authorized by the Fifth Third Board on behalf of the Acquired Fund and signed by authorized officers of the Acquired Fund Registrant, acting as such.  Neither the authorization by the Fifth Third Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Declaration of Trust of the Acquired Fund Registrant.

ARTICLE XIII

DEFINITIONS

As used in this Agreement, the following terms have the following meanings:

“Action or Proceeding” means any action, suit or proceeding by any Person, or any investigation or audit by any Governmental or Regulatory Body.

“Affiliate” means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.

“Affiliated Person” shall mean, with respect to any Person, an “affiliated person” of such Person as such term is defined in Section 2(a)(3) of the 1940 Act.

“Books and Records” means a Parties’ accounts, books, records or other documents (including but not limited to minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records) required to be maintained by the Parties with respect to the Acquired Fund or the Acquiring Fund, as applicable, pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder.

“Business Day” means a day other than (a) a day which the New York Stock Exchange is closed, (b) Saturday or Sunday or (c) a day during which trading on the New York Stock Exchange is restricted.

“Governmental or Regulatory Body” means any court, tribunal, or government or political subdivision, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision.

“Knowledge” means (i) with respect to the Acquired Fund Registrant and the Acquired Fund, the actual knowledge of the Acquired Fund Registrant’s officers and FTAM in its capacity as adviser to the Acquired Fund; and (ii) with respect to the Acquiring Fund Registrant and the Acquiring Fund, the actual knowledge of the Acquiring Fund Registrant’s officers, or Touchstone Advisors in its respective capacity as a service provider to the Acquiring Fund Registrant.

“Law” means any law, statute, rule, regulation or ordinance of any Governmental or Regulatory Body.

“Material Adverse Effect” as to any Person means a material adverse effect on the business, results of operations or financial condition of such Person.  For purposes of this definition, a decline in net asset value of the Acquired Fund or Acquiring Fund arising out of its investment operations or declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing interests in such fund, shall not constitute a “Material Adverse Effect.”

“NYSE” means New York Stock Exchange.

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“1940 Act” means the Investment Company Act of 1940, as amended.

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Order” means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.

“Person” means any individual, corporation, partnership, limited liability company, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.

“Purchase Agreement” means the Stock and Bond Mutual Funds Purchase Agreement by and among Touchstone Advisers, FTAM and Fifth Third Financial Corporation, dated April 4, 2012.

 “Fifth Third Governing Documents” means the Amended and Restated By-Laws of Fifth Third Funds dated December 10, 2008 and the Amended and Restated Declaration of Trust of Fifth Third Funds dated November 6, 2003, as they may be amended from time to time.

“SEC” means the U.S. Securities and Exchange Commission.

“Touchstone Governing Documents” means the By-laws of LG Investment Trust as amended through April 5, 1989 and the Restated Agreement and Declaration of Trust dated May 19, 1993, as amended through November 17, 2011, as they may be amended from time to time.
26

IN WITNESS WHEREOF, the Parties, Touchstone Advisors, Inc. and Fifth Third Asset Management, Inc. have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

FIFTH THIRD FUNDS, on behalf of each of its separate series reflected on Exhibit A

By:	/s/ E. Keith Wirtz

Name:	E. Keith Wirtz

Title:	President

TOUCHSTONE STRATEGIC TRUST, on behalf of each of its separate series reflected on Exhibit A

By:	/s/ Terrie Wiedenheft

Name:	Terrie Wiedenheft

Title:	Treasurer

FIFTH THIRD ASSET MANAGEMENT, INC.

By:	/s/ E. Keith Wirtz

Name:	E. Keith Wirtz

Title:	President

Solely for purposes of Article VIII

TOUCHSTONE ADVISORS, INC.

By:	/s/ Terrie Wiedenheft

Name:	Terrie Wiedenheft

Title:	SVP & CFO

By:	/s/ Steve Graziano

Name:	Steve Graziano

Title:	President

Solely for purposes of Article VIII

[Signature Page to Agreement and Plan of Reorganization]

EXHIBIT A

The following chart shows (i) each Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund and its classes of shares:

Acquired Fund, each a series of Fifth Third Funds, and its Classes of Shares	Acquiring Fund, each a series of Touchstone Strategic Trust, and its Classes of Shares
Fifth Third LifeModel Aggressive Fund	Touchstone Growth Allocation Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third LifeModel Moderately Aggressive Fund	Touchstone Moderate Growth Allocation Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third LifeModel Moderate Fund	Touchstone Balanced Allocation Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third LifeModel Moderately Conservative Fund	Touchstone Conservative Allocation Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third LifeModel Conservative Fund	Touchstone Conservative Allocation Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y

 Execution Copy

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 23rd day of May 2012, by and between Touchstone Strategic Trust, a Massachusetts business trust, with its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202 (the “Acquiring Fund Registrant”), on behalf of each of the series reflected below in the table (each an “Acquiring Fund”), and Fifth Third Funds, a Massachusetts business trust, with its principal place of business at 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (the “Acquired Fund Registrant”), on behalf of each of the series reflected below in the table (each an “Acquired Fund” and, collectively with the Acquiring Funds, the “Parties”). Fifth Third Asset Management, Inc., an Ohio corporation (“FTAM”) joins this Agreement solely for purposes of Article VIII; and Touchstone Advisors, Inc., an Ohio corporation (“Touchstone Advisors”), joins this Agreement solely for purposes of Article VIII. Capitalized terms not otherwise defined herein shall have the meaning set forth in Article XIII hereof.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. Each reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange solely for corresponding class shares of the Acquiring Fund as set forth in the table below and on Exhibit A to this Agreement (each, a “Corresponding Class”) and the assumption by the corresponding Acquiring Fund of the liabilities, as set forth in paragraph 1.3, of the Acquired Fund; (ii) the distribution of the Corresponding Class shares of the corresponding Acquiring Fund to the holders of the outstanding shares of the Acquired Fund as set forth in the table below and on Exhibit A of this Agreement; and (iii) the liquidation and dissolution of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (each a “Reorganization”).

The following chart shows (i) each Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund and its corresponding classes of shares:

Acquired Fund, each a series of Fifth Third Funds, and its Classes of Shares	Acquiring Fund, each a series of Touchstone strategic trust, and its Classes of Shares
Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third International Equity Fund	Touchstone International Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y

1

For convenience, the balance of this Agreement refers only to a single Reorganization, one Acquired Fund and one Acquiring Fund, but the terms and conditions hereof shall apply separately to each Reorganization and the Acquired Fund and Acquiring Fund participating therein. The consummation of any Reorganization shall not be contingent on the consummation of any other Reorganization and it is the intention of all of the parties hereto that each Reorganization described herein shall be conducted separately and independently of the others.

WHEREAS, the Acquiring Fund and the Acquired Fund are separate series of the Acquiring Fund Registrant and the Acquired Fund Registrant, respectively, and the Acquiring Fund Registrant and Acquired Fund Registrant are both open-end, registered management investment companies under the 1940 Act, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund is authorized to issue its shares of beneficial interests;

WHEREAS, the Board of Trustees of the Acquiring Fund Registrant (“Touchstone Board”) has determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund; and

WHEREAS, the Board of Trustees of the Acquired Fund Registrant (“Fifth Third Board”) has determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund;

NOW THEREFORE, in consideration of the mutual premises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable consideration, the receipt and sufficiency of which are acknowledged, the Parties, and FTAM and Touchstone Advisors to the extent indicated above, intending to be legally bound hereby, agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND
SHARES AND LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND

1.1          THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all Fund Assets, as defined in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3, and deliver to the Acquired Fund full and fractional shares of the Acquiring Fund (“Acquiring Fund Shares”). The number of full and fractional shares of each Corresponding Class of Acquiring Fund Shares (to the third decimal place) shall be determined by dividing (a) the value of the Fund Assets attributable to the corresponding class of the Acquired Fund, net of the Acquired Fund’s Liabilities attributed to that class of the Acquired Fund (computed as of the Valuation Time (as defined in paragraph 2.5) in the manner set forth in paragraph 2.1), by (b) the net asset value of one share of such Corresponding Class of the Acquiring Fund Shares (computed as of the Valuation Time in the manner set forth in paragraph 2.2). Holders of each class of shares of the Acquired Fund will receive shares of the Corresponding Class of the Acquiring Fund, as set forth in Exhibit A to this Agreement. Such transactions shall take place at the closing on the Effective Time provided for in paragraph 3.1.

1.2          ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all Fund Assets. “Fund Assets” shall mean all properties and assets of every kind and description whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, but not

2

limited to, any claims that the Acquired Fund may have against any Person), litigation proceeds of any type (including, without limitation, proceeds resulting from litigation involving portfolio securities as well as market timing/late trading actions or settlements) and receivables (including dividend and interest receivable), goodwill and other intangible property, Books and Records, and all interests, rights, privileges and powers, owned by the Acquired Fund, and any prepaid expenses shown on the Acquired Fund’s books at the Valuation Time.

(a) The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement and as of the Effective Time (as defined below), there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

(b)          At least ten Business Days prior to the Valuation Time, the Acquired Fund will provide the Acquiring Fund with a complete schedule of the securities and other assets of the Acquired Fund. At least five Business Days prior to the Valuation Time, the Acquiring Fund will advise the Acquired Fund in writing of any investments of the Acquired Fund shown on the Acquired Fund’s schedule provided above which the Acquiring Fund would not be permitted to hold (a) under its investment goal, principal investment strategies or investment restrictions; or (b) under applicable Law. Under such circumstances and, to the extent practicable, the Acquired Fund will, if requested by the Acquiring Fund in writing and, to the extent permissible and consistent with its own investment objectives and policies, dispose of such investments prior to the Valuation Time. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the Fifth Third Board or FTAM, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund. The Acquired Fund shall promptly notify the Acquiring Fund of any such determination.

1.3          LIABILITIES TO BE ASSUMED OR DISCHARGED. The Acquired Fund will, to the extent permissible and consistent with its own investment objectives and policies, use its best efforts to discharge all of the liabilities of the Acquired Fund prior to the Effective Time. The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall consist of all of the liabilities of the Acquired Fund (“Liabilities”).

1.4          DISTRIBUTION OF ACQUIRING FUND SHARES. Immediately upon receipt, the Acquired Fund will distribute the Corresponding Class of Acquiring Fund Shares received by the Acquired Fund from the Acquiring Fund pursuant to paragraph 1.1 pro rata to the record holders of shares of the corresponding class of the Acquired Fund. Such distribution will be accomplished by transferring the Acquiring Fund Shares then credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund to open accounts on the Books and Records of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of the record holders of shares of the Acquired Fund and representing the respective pro rata number of the Acquiring Fund Shares due to such record holders. All issued and outstanding shares of the Acquired Fund will, without further notice, be cancelled promptly by the Acquired Fund on the Acquired Fund’s Books and Records. Any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the Acquiring Fund Shares issued to the Acquired Fund in accordance with paragraph 1.1 above. In addition, each record holder of the Acquired Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of the Acquired Fund at or before the Valuation Time.

1.5          TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired

3

Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.6          REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund. The Acquiring Fund shall not assume any obligation of the Acquired Fund to file reports with the SEC, Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Effective Time with respect to the Acquired Fund.

1.7          TERMINATION. As soon as conveniently practicable after the distribution of the Acquiring Fund Shares pursuant to paragraph 1.4 has been made, the Acquired Fund shall take, in accordance with Massachusetts law, the 1940 Act and the Fifth Third Funds Governing Documents, all such other steps as may be necessary or appropriate to effect a complete liquidation and termination of the Acquired Fund.

1.8          BOOKS AND RECORDS. Upon reasonable notice and except as previously disclosed to the Acquiring Fund in writing, copies of all books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available for review by the Acquiring Fund and shall be provided to the Acquiring Fund as soon as practicable following the Valuation Time.

1.9          OTHER REORGANIZATION SPECIFIC ITEMS. In connection with the Reorganization, any minimum investment amounts or sales load applicable to initial investments in the Acquiring Fund Shares shall be waived with respect to the Acquired Fund shareholder’s initial receipt of Acquiring Fund Shares as part of the Reorganization.

ARTICLE II

VALUATION

2.1          VALUATION OF ACQUIRED FUND NET ASSETS. The value of the Acquired Fund’s Fund Assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, determined in accordance with the valuation procedures approved by the Touchstone Board or such other valuation procedures as shall be mutually agreed upon by the Parties, net of the Liabilities of the Acquired Fund assumed by the Acquiring Fund.

2.2          VALUATION OF ACQUIRING FUND SHARES. The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share of such class of Acquiring Fund Shares computed as of the Valuation Time, in accordance with the valuation procedures approved by the Touchstone Board or such other valuation procedures as shall be mutually agreed upon by the Parties.

2.3          SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Reorganization shall be determined in accordance with paragraph 1.1.

2.4          DETERMINATION OF VALUE. All computations of value shall be made by BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) on behalf of the Acquiring Fund and the Acquired Fund.

2.5          VALUATION TIME. “Valuation Time” shall mean 4:00 PM Eastern Time of the Business Day preceding the Effective Time.

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ARTICLE III

CLOSING AND EFFECTIVE TIME

3.1          EFFECTIVE TIME. Subject to the terms and conditions set forth herein, the Reorganization shall occur immediately prior to the opening of business on Monday, September 10, 2012, or such other date(s) as the Parties may agree to in writing (the “Effective Time”). To the extent any Fund Assets are, for any reason, not transferred at the Effective Time, the Acquired Fund shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practical date thereafter. The closing of the Reorganization shall be held in person, by facsimile, by e-mail or by such other communication means as may be mutually agreed by the Parties, at the Effective Time (the “Closing”).

3.2          CUSTODIAN’S CERTIFICATE. The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a)  the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Effective Time; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3          EFFECT OF SUSPENSION IN TRADING. If immediately prior to the Valuation Time: (a) the New York Stock Exchange (“NYSE”) or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored or such later date as may be mutually agreed in writing by an authorized officer of each Party.

3.4          TRANSFER AGENTS’ CERTIFICATE. The Acquired Fund shall direct Boston Financial Data Services, Inc., as transfer agent for the Acquired Fund as of the Effective Time, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund shareholders, and the number and percentage (to three decimal places) ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause, BNY Mellon, its transfer agent, to issue and deliver to an officer of the Acquired Fund Registrant a confirmation evidencing Acquiring Fund Shares to be credited on the Effective Time or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund. At the Closing, each Party shall deliver to the other such bills of sale, checks, assignments, treasurer, chief financial officer, president/vice president or other officer certificates, custodian and/or transfer agent instructions and certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1          Representations and Warranties of the Acquired Fund Registrant. The Acquired Fund Registrant, on behalf of the Acquired Fund, hereby represents and warrants to the Acquiring Fund Registrant, on behalf of the Acquiring Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

(a)          The Acquired Fund Registrant is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified,

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licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquired Fund. The Acquired Fund has full power under the Fifth Third Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns. The Acquired Fund has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquired Fund.

(b)          The execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fifth Third Board, and the Fifth Third Board has approved the Reorganization and has resolved to recommend the Reorganization to the shareholders of the Acquired Fund and to call a meeting of shareholders of the Acquired Fund for the purpose of approving this Agreement and the Reorganization contemplated hereby. Other than the approval by the requisite vote of the shareholders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Fifth Third Governing Documents, applicable Massachusetts Law and the 1940 Act, no other action on the part of the Acquired Fund or its shareholders is necessary to authorize the execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund or the consummation of the Reorganization contemplated herein. This Agreement has been duly and validly executed and delivered by the Acquired Fund Registrant on behalf of the Acquired Fund, and assuming due authorization, execution and delivery hereof by the Acquiring Fund Registrant on behalf of the Acquiring Fund, is a legal, valid and binding obligation of the Acquired Fund Registrant, as it relates to the Acquired Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c)          The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest with no par value. Each share represents a fractional undivided interest in the Acquired Fund. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Acquired Fund any shares of any series or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquired Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. The Acquired Fund has no share certificates outstanding.

(d)          The Acquired Fund has no subsidiaries.

(e)          Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement (as defined below), the execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of the Fifth Third Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquired Fund Registrant is a party or by which the Acquired Fund Registrant or the Acquired Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund Registrant is a party or by which the Acquired Fund Registrant or the Acquired Fund is bound, (iii) result in a breach or violation by the Acquired Fund Registrant or the Acquired Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with

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or notice to, any Governmental or Regulatory Body other than such documents as are necessary to terminate the Acquired Fund as a series of a Massachusetts business trust.

(f)             (i)         Prior to the execution of this Agreement, the Acquired Fund has delivered to the Acquiring Fund Registrant true and complete copies of the Acquired Fund’s audited statement of assets and liabilities of as of July 31, 2011, and unaudited statement of assets and liabilities as of January 31, 2012, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

(ii)          Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquired Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

(iii)          To the best of the Acquired Fund’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquired Fund’s audited financial statements as of July 31, 2011, and unaudited financial statements as of January 31, 2012, or in the notes thereto, or as previously disclosed in writing to the Acquiring Fund Registrant, there are no liabilities against, relating to or affecting the Acquired Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquired Fund or its properties or assets. In particular, since January 31, 2012 to the best of the Acquired Fund’s Knowledge and except as previously disclosed in writing to the Acquiring Fund Registrant, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquired Fund that would have a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

(g)          As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquired Fund’s Knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquired Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(h)          Except as previously disclosed to the Acquiring Fund Registrant in writing, the minute books and other similar records of the Acquired Fund Registrant as made available to the Acquiring Fund Registrant prior to the execution of this Agreement contain a true and complete record in all material respects of all material action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund, the Fifth Third Board and committees of the Fifth Third Board. The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund Registrant prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of the Acquired Fund.

(i)          The Acquired Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules and regulations thereunder.

(j)          Except as set forth in writing to the Acquiring Fund, there is no Action or Proceeding pending against the Acquired Fund Registrant or the Acquired Fund or, to the best of the Acquired Fund’s Knowledge, threatened against, relating to or affecting, the Acquired Fund Registrant or the Acquired Fund.

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(k)          No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquired Fund Registrant or the Acquired Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(l)          The Acquired Fund Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect, and the Acquired Fund is a separate series of the Acquired Fund Registrant duly designated in accordance with the applicable provisions of the Fifth Third Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

(m)         All federal and other tax returns and reports of the Acquired Fund required by Law to have been filed (giving effect to any extensions) have been timely filed and are or were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquired Fund which are due and payable (whether or not shown on any tax records) shall have been timely paid in full or provision has been made for payment thereof. The Acquired Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement. All of the Acquired Fund’s tax liabilities have been adequately provided for on its Books and Records in respect of all periods ending on or before the date of such Books and Records. The Acquired Fund has not had any tax deficiency or liability asserted against it that has not been previously disclosed in writing to the Acquiring Fund or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquired Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquired Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

(n)          The Acquired Fund has elected to be, and has met the requirements of Subchapter M of the Code for qualification and treatment as, a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements at all times through the Effective Time, treating the Effective Time as the close of its tax year if the year does not otherwise close on such date. The Acquired Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has no other material tax liability (foreign, state, or local), except as accrued on the Acquired Fund’s Books and Records. The Acquired Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(o)          The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(p)          Except as otherwise disclosed in writing to the Acquiring Fund, the Acquired Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its shares and has withheld in respect of dividends and other distributions and redemption proceeds and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(q)          The Acquired Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(r)          The Acquired Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the

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Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(s)          Except as otherwise disclosed to the Acquiring Fund, the Acquired Fund has not previously been a party to a reorganization under Section 368(a) of the Code.

(t)           The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations in (m) through (s).

(u)          All issued and outstanding shares of the Acquired Fund have been offered and sold by the Acquired Fund in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, and are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to the Acquiring Fund in writing. Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid. The Acquired Fund is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.

(v)          The current prospectus and statement of additional information of the Acquired Fund, including any amendments and supplements thereto, and each prospectus and statement of additional information of the Acquired Fund used at all times during the past three years prior to the date of this Agreement conform, or conformed at the time of its or their use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading. The Acquired Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund.

(w)          The combined proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Acquiring Fund Registrant’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund Registrant or the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund Registrant or the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement.

(x)          Except as previously disclosed in writing to the Acquiring Fund Registrant, at the Effective Time, the Acquired Fund will have good and marketable title to the Fund Assets and full right, power, and authority to sell, assign, transfer and, upon delivery and payment for the Fund Assets, deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof (other than any Fund Assets consisting of restricted securities) or as otherwise disclosed in writing to the Acquiring Fund Registrant at least fifteen Business Days prior to the Effective Time, provided that the Acquiring Fund will acquire Fund Assets that are segregated or pledged as collateral for the Acquired Fund’s short sale and derivative positions (if any), including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Fund Assets.

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(y)          The Acquired Fund Registrant has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(z)          Except as disclosed in writing to the Acquiring Fund, to the best of the Acquired Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

4.2          Representations and Warranties of the Acquiring Fund Registrant. The Acquiring Fund Registrant, on behalf of the Acquiring Fund, hereby represents and warrants to the Acquired Fund Registrant, on behalf of the Acquired Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

(a)          The Acquiring Fund Registrant is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquiring Fund. The Acquiring Fund has full power under the Touchstone Governing Documents to conduct its business as it is now being conducted and to own properties and assets for itself. The Acquiring Fund will prior to the Effective Time have all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business.

(b)          The execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Touchstone Board, and the Touchstone Board has approved the Reorganization. No action on the part of the shareholders of the Acquiring Fund is necessary to authorize the execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund or the consummation of the Reorganization contemplated herein. This Agreement has been duly and validly executed and delivered by the Acquiring Fund Registrant on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery hereof by the Acquired Fund Registrant on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Acquiring Fund Registrant, as it relates to the Acquiring Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c)          The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest with no par value. As of the Valuation Time, the outstanding shares of beneficial interest of the Acquiring Fund will consist solely of shares having the characteristics described in the Acquiring Fund’s prospectus effective at such time. There are no outstanding options, warrants or other rights of any kind to acquire from the Acquiring Fund any shares of any series or equity interests of the Acquiring Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquiring Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares.

(d)          Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement, the execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund does not, and the consummation of the transactions contemplated herein will

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not: (i) violate or conflict with the terms, conditions or provisions of the Touchstone Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquiring Fund Registrant is a party or by which the Acquiring Fund Registrant or the Acquiring Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund Registrant is a party or by which the Acquiring Fund Registrant or the Acquiring Fund is bound, (iii) result in a breach or violation by the Acquiring Fund Registrant or the Acquiring Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.

(e)          Except as set forth in writing to the Acquired Fund, there is no Action or Proceeding pending against the Acquiring Fund Registrant or the Acquiring Fund or, to the best of the Acquiring Fund Registrant’s Knowledge, threatened against, relating to or affecting, the Acquiring Fund Registrant or the Acquiring Fund.

(f)          No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquiring Fund Registrant or the Acquiring Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(g)          The Acquiring Fund Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect, and the Acquiring Fund is a separate series of the Acquiring Fund Registrant duly designated in accordance with the applicable provisions of the Touchstone Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

(h)          The Acquiring Fund will not have had any assets (other than assets required to meet the requirements of Section 14(a) of the 1940 Act or other seed capital) or operations at any time prior to the Effective Time.

(i)          The Acquiring Fund was established in order to effect the transactions described in this Agreement, and, prior to the Effective Time, shall not have carried on any business activity (other than such activities as are customary to the organization of a new series prior to its commencement of investment operations). It has not yet filed its first federal income tax return and, thus, has not yet elected to be treated as a “regulated investment company” for federal income tax purposes. However, upon filing its first federal income tax return at the completion of its first taxable year, the Acquiring Fund shall elect to be taxed as a “regulated investment company” under Subchapter M of the Code and until such time shall take all steps necessary to ensure that it qualifies for taxation as a “regulated investment company” under Sections 851 and 852 of the Code for its taxable year that includes the Effective Time. The Acquiring Fund intends to continue to qualify for such treatment for its subsequent taxable years. The Acquiring Fund is and will at the Effective Time be treated as a separate corporation under Section 851(g) of the Code.

(j)          The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to the terms of this Agreement will have been duly authorized at the Effective Time and, when so issued and delivered, will be registered under the 1933 Act, duly and validly issued, fully paid and non-assessable and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(k)          As of the Valuation Time, the Acquiring Fund’s prospectus and statement of additional information will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and will not include any

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untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(l)          The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto (i) each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement, and (ii) each does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquiring Fund Registrant makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund Registrant or the Acquired Fund and furnished by the Acquired Fund to the Acquiring Fund Registrant specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

(m)          The Acquiring Fund Registrant has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(n)          The Acquiring Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules and regulations thereunder.

(o)          Except as disclosed in writing to the Acquired Fund, to the best of the Acquiring Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquiring Fund other than changes occurring in the ordinary course of business.

(p)          Neither the Acquiring Fund Registrant nor the Acquiring Fund is under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(q)          The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Touchstone Advisors or its Affiliates.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1           OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Effective Time. With respect to the Acquired Fund, it is understood that such ordinary course of business will include (a) customary dividends; (b) shareholder purchases and redemptions and (c) seeking to cause the continued good faith performance by the investment adviser, sub-adviser(s), administrator, distributor and other service providers of their respective responsibilities in accordance with their agreements with the Acquired Fund or the Acquiring Fund, as applicable, and applicable Law. It is understood that such ordinary course of business with respect to the Acquiring Fund shall be limited to such actions as are customary to the organization of a new series prior to its commencement of investment operations. No Party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

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5.2          APPROVAL OF SHAREHOLDERS. The Acquired Fund Registrant will call a special meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3          INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4          ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5          FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Effective Time.

5.6          FINANCIAL STATEMENTS. At the Closing, the Acquired Fund will deliver to the Acquiring Fund an unaudited statement of assets and liabilities of the Acquired Fund, together with a schedule of portfolio investments as of and for the interim period ending at the Valuation Time. These financial statements will present fairly in all material respects the financial position and portfolio investments of the Acquired Fund as of the Valuation Time in conformity with U.S. generally accepted accounting principles applied on a consistent basis, and there will be no material contingent liabilities of the Acquired Fund not disclosed in said financial statements. These financial statements shall be certified by the Treasurer of the Acquired Fund Registrant as, to the best of his or her Knowledge, complying with the requirements of the preceding sentence. The Acquired Fund also will deliver to the Acquiring Fund at the Effective Time (i) the detailed tax-basis accounting records for each security or other investment to be transferred to the Acquiring Fund hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security to be transferred to the Acquiring Fund and (ii) a statement of earnings and profits of the Acquired Fund for federal income tax purposes that shall be carried over by the Acquired Fund as a result of Code Section 381 and which shall be certified by the Treasurer of the Acquired Fund Registrant.

5.7          PROXY STATEMENT/ PROSPECTUS AND REGISTRATION STATEMENT. The Parties will cooperate with each other in the preparation of the Proxy Statement/Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC in a form satisfactory to the Parties and their respective counsel as promptly as practicable. Upon effectiveness of the Registration Statement, the Acquired Fund will cause the Proxy Statement/Prospectus to be delivered to shareholders of the Acquired Fund entitled to vote on this Agreement and the transactions contemplated herein in accordance with the Fifth Third Governing Documents. Each Party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the shareholder meeting of the Acquired Fund to consider the approval of this Agreement and the transactions contemplated herein. If, at any time prior to the Effective Time, a Party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the Party discovering the item shall notify the other Parties and the Parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.8          PRE-CLOSING DIVIDEND. On or before the Effective Time, the Acquired Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Acquired Fund’s investment

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company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable years ending on or before the Effective Time, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable years ending on or before the Effective Time.

5.9          TAX-FREE REORGANIZATION. It is the intention of the parties that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Parties to this Agreement shall take any action or cause any action to be taken, including, without limitation, the filing of any tax return, that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.

5.10          INFORMATION. The Parties will furnish to each other, and each other’s accountants, legal counsel and other representatives, as appropriate, throughout the period prior to the Effective Time, all such documents and other information concerning the Acquired Fund and the Acquiring Fund, respectively, and their business and properties as may reasonably be requested by the other Party. Such cooperation shall include providing copies of reasonably requested documents and other information. Each Party shall make its officers available on a mutually convenient basis to provide an explanation of any documents or information provided hereunder to the extent that such Party’s officers are familiar with such documents or information.

5.11          NOTICE OF MATERIAL CHANGES. Each Party will notify the other Parties of any event causing a Material Adverse Effect to such Party as soon as practicable following such Party’s Knowledge of any event causing such a Material Adverse Effect.

5.12          OTHER NECESSARY ACTION. The Parties will each take all necessary action and use their reasonable best efforts to complete all filings, obtain all governmental and other consents and approvals and satisfy any other provision required for consummation of the transactions contemplated by this Agreement.

5.13          ISSUED SHARES. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to this Agreement, will have been duly authorized at the Effective Time. Said shares when issued and delivered will be registered under the 1933 Act, will be duly and validly issued, fully paid and non-assessable. No shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

5.14           FINAL TAX RETURNS AND FORMS 1099 OF ACQUIRED FUND. After the Effective Time, except as otherwise agreed to in writing by the Parties, the Acquired Fund shall or shall cause its agents to prepare any federal, state or local returns, including any Forms 1099, required to be filed by the Acquired Fund with respect to the taxable year ending on or prior to the Effective Time and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

5.15          COMPLIANCE WITH SECTION 15(f). The Acquiring Fund Registrant agrees that, for the minimum time periods specified in Section 15(f) of the 1940 Act it shall take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (a) at least seventy-five percent (75%) of the trustees of the Acquiring Fund Registrant shall not be “interested persons” (as that term is defined in the 1940 Act) of the Acquiring Fund’s investment adviser or the Acquired Fund’s investment adviser; (b) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) shall be imposed on the Acquired Fund; and (c) each vacancy among the trustees of the Acquiring Fund Registrant which must be filled by a person who is neither an interested person of the Acquiring Fund’s investment adviser nor of the Acquired Fund’s investment adviser so as to comply with Section 15(f) of the 1940 Act, as if such Section

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were applicable, shall be filled in the manner specified by Section 16(b) of the 1940 Act. The Acquiring Fund Registrant may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to FTAM.

ARTICLE VI

CONDITIONS PRECEDENT

6.1          Conditions Precedent to Obligations of the Acquired Fund Registrant. The obligations of the Acquired Fund Registrant, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund Registrant and the Acquiring Fund of all of their obligations to be performed by them pursuant to this Agreement on or before the Effective Time, and, in addition thereto, subject to the following further conditions unless waived by the Acquired Fund Registrant in writing:

(a)   All representations and warranties of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquiring Fund and the Acquiring Fund Registrant shall be given a period of ten Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b)   The Acquiring Fund shall have furnished to the Acquired Fund the opinion of Pepper Hamilton LLP dated as of the Effective Time, substantially to the effect that:

(i)           the Acquiring Fund Registrant is a business trust, validly existing under the laws of the Commonwealth of Massachusetts, and, to such counsel’s knowledge, has power under the Touchstone Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii)           the Acquiring Fund Registrant is registered with the SEC under the 1940 Act as an open-end management investment company and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

(iii)          the Acquiring Fund Shares to be issued and delivered by the Acquiring Fund Registrant pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable under the laws of the Commonwealth of Massachusetts and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;

(iv)          except as disclosed in writing to the Acquired Fund, such counsel knows of no material legal proceedings pending against the Acquiring Fund Registrant;

(v)           the execution and delivery of this Agreement has been duly authorized by all requisite trust action; this Agreement has been duly executed and delivered by the Acquiring Fund Registrant on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery by the Acquired Fund Registrant on behalf of the Acquired Fund, constitutes a valid and legally binding obligation of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund Registrant in accordance with its terms;

(vi)          the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, no stop order suspending the effectiveness of the Registration

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Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;

(vii)          the execution and delivery of this Agreement by the Acquiring Fund Registrant did not and the consummation of the transactions herein contemplated by the Acquiring Fund Registrant will not result in a material breach of the terms or provisions of, or constitute a material default under the Touchstone Governing Documents;

(viii)         the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquiring Fund Registrant or the Acquiring Fund of any provisions of any statutory federal securities Law or the statutory laws of the Commonwealth of Massachusetts as they relate to voluntary associations commonly referred to as “Massachusetts business trusts;” and

(ix)           to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required to be made on the part of the Acquiring Fund Registrant in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and the laws of the Commonwealth of Massachusetts.

Such opinion shall be subject to such qualifications or limitations as are customary with respect to the subject matter thereof. In rendering such opinion, Pepper Hamilton LLP may rely upon certificates of officers of the Acquiring Fund Registrant and of public officials as to matters of fact.

(c)   The Acquiring Fund shall have furnished to the Acquired Fund a certificate of the Acquiring Fund, signed by the President or Vice President and Treasurer of the Acquiring Fund Registrant, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

(i) to the best of their Knowledge, the representations and warranties of the Acquiring Fund Registrant in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquiring Fund Registrant has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and

(ii) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose are pending or, to such officers’ Knowledge, threatened in writing.

(d)   An officer of the Acquired Fund Registrant shall have received the confirmation from the Acquiring Fund or BNY Mellon required under paragraph 3.4 of this Agreement.

(e)   The Acquiring Fund shall have duly executed and delivered to the Acquired Fund such assumptions of Liabilities and other instruments as the Acquired Fund may reasonably deem necessary or desirable to evidence the transactions contemplated by this Agreement, including the assumption of the Liabilities of the Acquired Fund by the Acquiring Fund.

(f)    The Acquiring Fund Registrant, on behalf of the Acquiring Fund, shall have entered into an expense limitation agreement with Touchstone Advisors consistent with the form of expense limitation agreement filed with the Registration Statement and in the amounts and duration as disclosed in the Registration Statement.

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6.2          Conditions Precedent to Obligations of the Acquiring Fund Registrant. The obligations of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund Registrant and the Acquired Fund of all of their obligations to be performed by them pursuant to this Agreement on or before the Effective Time, and, in addition thereto, subject to the following further conditions unless waived by the Acquiring Fund Registrant in writing:

(a)            All representations and warranties of the Acquired Fund Registrant, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquired Fund and the Acquired Fund Registrant shall be given a period of ten Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b)            The Acquired Fund shall have furnished to the Acquiring Fund the opinion of Vedder Price P.C. dated as of the Effective Time, substantially to the effect that:

(i)            the Acquired Fund Registrant is a business trust, validly existing under the laws of the Commonwealth of Massachusetts, and, to such counsel’s knowledge, has power under the Fifth Third Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii)           the Acquired Fund Registrant is registered with the SEC under the 1940 Act as an open-end management investment company and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

(iii)          except as disclosed in writing to the Acquiring Fund, such counsel knows of no material legal proceedings pending against the Acquired Fund Registrant;

(iv)          the execution and delivery of this Agreement has been duly authorized by all requisite trust action; this Agreement has been duly executed and delivered by the Acquired Fund Registrant on behalf of the Acquired Fund and, assuming due authorization, execution and delivery by the Acquiring Fund Registrant on behalf of the Acquiring Fund, constitutes a valid and legally binding obligation of the Acquired Fund Registrant, on behalf of the Acquired Fund, enforceable against the Acquired Fund Registrant in accordance with its terms;

(v)           the execution and delivery of this Agreement by the Acquired Fund Registrant did not and the consummation of the transactions herein contemplated by the Acquired Fund Registrant will not result in a material breach of the terms or provisions of, or constitute a material default under, the Fifth Third Governing Documents (assuming that approval of shareholders of the Acquired Fund has been obtained);

(vi)          the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquired Fund Registrant or the Acquired Fund of any provisions of any statutory federal securities Law or the statutory laws of the Commonwealth of Massachusetts as they relate to voluntary associations commonly referred to as “Massachusetts business trusts;” and

(vii)         to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required to be made on the part of the Acquired Fund Registrant in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act

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and the applicable rules and regulations of the SEC thereunder and the laws of the Commonwealth of Massachusetts and such authorizations and filings as are necessary to terminate the Acquired Fund as a series of a Massachusetts business trust.

          Such opinion shall be subject to such qualifications or limitations as are customary with respect to the subject matter thereof. In rendering such opinion, Vedder Price P.C. may rely upon certificates of officers of the Acquired Fund Registrant and of public officials as to matters of fact.

(c)            The Acquired Fund shall have furnished to the Acquiring Fund the unaudited financial statements required by paragraph 5.6.

(d)            The Acquired Fund shall have furnished to the Acquiring Fund a certificate of the Acquired Fund, signed by the President or Vice President and Treasurer of the Acquired Fund Registrant, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus, the Registration Statement (and any supplement thereto) and this Agreement and that:

(i)          to the best of their Knowledge, the representations and warranties of the Acquired Fund Registrant in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquired Fund Registrant has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and

(ii)          since the date of the most recent financial statements of the Acquired Fund included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business of the Acquired Fund (other than changes in the ordinary course of business, including, without limitation, dividends and other distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).

(e)            The Acquired Fund shall have duly executed and delivered to the Acquiring Fund Registrant such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Acquired Fund’s custodian and instructions to the Acquiring Fund Registrant’s transfer agent (“Transfer Documents”) as the Acquiring Fund Registrant may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund of all of the right, title and interest of the Acquired Fund in and to the respective Fund Assets of the Acquired Fund. In each case, the Fund Assets of the Acquired Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

(f)            The Acquiring Fund shall have received: (i) a certificate of an authorized signatory of Acquired Fund Custodian, as custodian for the Acquired Fund, stating that the Fund Assets of the Acquired Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory of Brown Brothers Harriman & Co., as custodian for the Acquiring Fund, stating that the Fund Assets of the Acquired Fund have been received; and (iii) a certificate of an authorized signatory of the Acquired Fund confirming that the Acquired Fund has delivered its records containing the names and addresses of the record holders of the Acquired Fund shares and the number and percentage (to three decimal places) of ownership of the Acquired Fund shares owned by each such holder as of the close of business at the Valuation Time.

(g)            At the Valuation Time and Effective Time, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, there shall have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act. At the Valuation Time and Effective Time, all Liabilities chargeable to the Acquired Fund which are required to be reflected in the net asset value per

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share of a share class of the Acquired Fund in accordance with applicable Law will be reflected in the net asset value per share of the Acquired Fund.

(h)            The Acquired Fund’s agreements with each of its service contractors shall have terminated at the Effective Time, and each Party has received assurance that no claims for damages (liquidated or otherwise) will arise as a result of such termination.

ARTICLE VII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Effective Time with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

7.1          This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Fifth Third Governing Documents. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 7.1.

7.2          At the Effective Time, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

7.3          All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a Material Adverse Effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

7.4          The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

7.5          Each of the Acquiring Fund and the Acquired Fund shall have received a favorable opinion of Pepper Hamilton LLP substantially to the effect that, for federal income tax purposes:

(i)          The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund’s assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares, followed by the distribution of such Acquiring Fund Shares by the Acquired Fund in complete liquidation to the Acquired Fund shareholders in exchange for their Acquired Fund shares, all as provided in this Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

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(ii)           Under Code Section 361, no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund shareholders in complete liquidation, as contemplated in this Agreement;

(iii)          Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in this Agreement;

(iv)          Under Code Section 362(b), the tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization;

(v)           Under Code Section 1223(2), the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(vi)          Under Code Section 354, no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares solely for the Acquiring Fund Shares in the Reorganization;

(vii)         Under Code Section 358, the aggregate tax basis of the Acquiring Fund Shares to be received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

(viii)        Under Code Section 1223(1), an Acquired Fund shareholder’s holding period for the Acquiring Fund Shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided that the Acquired Fund shareholder held the Acquired Fund shares as a capital asset at the time of the Reorganization.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (B) any Acquired Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 7.5.

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ARTICLE VIII

EXPENSES

8.1          The Acquired Fund and the Acquiring Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article VIII. Touchstone Advisors, FTAM and/or their respective Affiliates will bear and pay, in such proportion as may be agreed upon in writing by such parties, all fees and expenses associated with the Parties’ participation in the Reorganization without regard to whether the Reorganization is consummated. Reorganization expenses shall include, without limitation, obtaining shareholder approval of the Reorganization. The Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states.

8.2          All such fees and expenses so borne and paid by Touchstone Advisors, FTAM and/or their respective Affiliates shall be solely and directly related to the transactions contemplated by this Agreement and shall be paid directly by Touchstone Advisors, FTAM and/or their Affiliates to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. The responsibility for payment shall be allocated between Touchstone Advisors and FTAM (and/or any Affiliate thereof) as may be agreed in writing by and between Touchstone Advisors and FTAM.

ARTICLE IX

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

9.1          The Acquiring Fund Registrant, on behalf of the Acquiring Fund, and the Acquired Fund Registrant, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

9.2          Except as specified in the next sentence set forth in this paragraph 9.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Effective Time shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE X

TERMINATION

This Agreement may be terminated by the mutual agreement of the Acquiring Fund Registrant and the Acquired Fund Registrant. In addition, either the Acquiring Fund Registrant or the Acquired Fund Registrant may at its option terminate this Agreement at or before the Effective Time due to:

a)    a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Effective Time, if not cured within 30 days; or

b)    a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met.

In addition to the foregoing, this Agreement shall terminate automatically upon the termination of the Purchase Agreement.

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In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquiring Fund Registrant, the Acquired Fund, the Acquired Fund Registrant, or their respective trustees or their respective officers.

ARTICLE XI

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquired Fund Registrant, on behalf of the Acquired Fund, and the Acquiring Fund Registrant, on behalf of the Acquiring Fund, and as specifically authorized by their respective Boards; provided, however, that following the meeting of the Acquired Fund shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflict of laws rules thereof that would require the application of the laws of another jurisdiction.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquiring Fund Registrant personally, but shall bind only the property of the Acquiring Fund, as provided in the Declaration of Trust of the Acquiring Fund Registrant. The execution and delivery of this Agreement have been authorized by the Touchstone Board on behalf of the Acquiring Fund and signed by authorized officers of the Acquiring Fund Registrant, acting as such. Neither the authorization by the Touchstone Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund as provided in the Declaration of Trust of the Acquiring Fund Registrant.

It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund Registrant personally, but shall bind only the property of the Acquired Fund, as provided in the Declaration of Trust of the Acquired Fund Registrant. The execution and delivery of this Agreement have been authorized by the Fifth Third Board on behalf of the Acquired Fund and signed by authorized officers of

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the Acquired Fund Registrant, acting as such. Neither the authorization by the Fifth Third Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Declaration of Trust of the Acquired Fund Registrant.

Article XIII

DEFInitions

                    As used in this Agreement, the following terms have the following meanings:

          “Action or Proceeding” means any action, suit or proceeding by any Person, or any investigation or audit by any Governmental or Regulatory Body.

“Affiliate” means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.

          “Affiliated Person” shall mean, with respect to any Person, an “affiliated person” of such Person as such term is defined in Section 2(a)(3) of the 1940 Act.

          “Books and Records” means a Parties’ accounts, books, records or other documents (including but not limited to minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records) required to be maintained by the Parties with respect to the Acquired Fund or the Acquiring Fund, as applicable, pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder.

          “Business Day” means a day other than (a) a day which the New York Stock Exchange is closed, (b) Saturday or Sunday or (c) a day during which trading on the New York Stock Exchange is restricted.

          “Governmental or Regulatory Body” means any court, tribunal, or government or political subdivision, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision.

          “Knowledge” means (i) with respect to the Acquired Fund Registrant and the Acquired Fund, the actual knowledge of the Acquired Fund Registrant’s officers and FTAM in its capacity as adviser to the Acquired Fund; and (ii) with respect to the Acquiring Fund Registrant and the Acquiring Fund, the actual knowledge of the Acquiring Fund Registrant’s officers, or Touchstone Advisors in its respective capacity as a service provider to the Acquiring Fund Registrant.

          “Law” means any law, statute, rule, regulation or ordinance of any Governmental or Regulatory Body.

          “Material Adverse Effect” as to any Person means a material adverse effect on the business, results of operations or financial condition of such Person. For purposes of this definition, a decline in net asset value of the Acquired Fund or Acquiring Fund arising out of its investment operations or declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing interests in such fund, shall not constitute a “Material Adverse Effect.”

“NYSE” means New York Stock Exchange.

          “1940 Act” means the Investment Company Act of 1940, as amended.

          “1933 Act” means the Securities Act of 1933, as amended.

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          “1934 Act” means the Securities Exchange Act of 1934, as amended.

          “Order” means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.

          “Person” means any individual, corporation, partnership, limited liability company, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.

          “Purchase Agreement” means the Stock and Bond Mutual Funds Purchase Agreement by and among Touchstone Advisers, FTAM and Fifth Third Financial Corporation, dated April 4, 2012.

          “Fifth Third Governing Documents” means the Amended and Restated By-Laws of Fifth Third Funds dated December 10, 2008 and the Amended and Restated Declaration of Trust of Fifth Third Funds dated November 6, 2003, as they may be amended from time to time.

          “SEC” means the U.S. Securities and Exchange Commission.

          “Touchstone Governing Documents” means the By-laws of LG Investment Trust as amended through April 5, 1989 and the Restated Agreement and Declaration of Trust dated May 19, 1993, as amended through November 17, 2011, as they may be amended from time to time.

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IN WITNESS WHEREOF, the Parties, Touchstone Advisors, Inc. and Fifth Third Asset Management, Inc. have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

FIFTH THIRD FUNDS, on behalf of each of its separate series reflected on Exhibit A

By:	/s/ E. Keith Wirtz

Name:	E. Keith Wirtz

Title:	President

TOUCHSTONE STRATEGIC TRUST, on behalf of each of its separate series reflected on Exhibit A

By:	/s/ Terrie Wiedenheft

Name:	Terrie Wiedenheft

Title:	Treasurer

FIFTH THIRD ASSET MANAGEMENT, INC.

By:	/s/ E. Keith Wirtz

Name:	E. Keith Wirtz

Title:	President

Solely for purposes of Article VIII

TOUCHSTONE ADVISORS, INC.

By:	/s/ Terrie Wiedenheft

Name:	Terrie Wiedenheft

Title:	SVP & CFO

By:	/s/ Steve Graziano

Name:	Steve Graziano

Title:	President

Solely for purposes of Article VIII

[Signature Page to Agreement and Plan of Reorganization]

EXHIBIT A

The following chart shows (i) each Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund and its classes of shares:

Acquired Fund, each a series of Fifth Third Funds, and its Classes of Shares	Acquiring Fund, each a series of Touchstone strategic trust, and its Classes of Shares
Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third International Equity Fund	Touchstone International Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y

Execution Copy

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 23rd day of May 2012, by and between Touchstone Investment Trust, a Massachusetts business trust, with its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202 (the “Acquiring Fund Registrant”), on behalf of each of the series reflected below in the table (each an “Acquiring Fund”), and Fifth Third Funds, a Massachusetts business trust, with its principal place of business at 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (the “Acquired Fund Registrant”), on behalf of each of the series reflected below in the table (each an “Acquired Fund” and, collectively with the Acquiring Funds, the “Parties”).  Fifth Third Asset Management, Inc., an Ohio corporation (“FTAM”) joins this Agreement solely for purposes of Article VIII; and Touchstone Advisors, Inc., an Ohio corporation (“Touchstone Advisors”), joins this Agreement solely for purposes of Article VIII.  Capitalized terms not otherwise defined herein shall have the meaning set forth in Article XIII hereof.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder.  Each reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange solely for corresponding class shares of the Acquiring Fund as set forth in the table below and on Exhibit A to this Agreement (each, a “Corresponding Class”) and the assumption by the corresponding Acquiring Fund of the liabilities, as set forth in paragraph 1.3, of the Acquired Fund; (ii) the distribution of the Corresponding Class shares of the corresponding Acquiring Fund to the holders of the outstanding shares of the Acquired Fund as set forth in the table below and on Exhibit A of this Agreement; and (iii) the liquidation and dissolution of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (each a “Reorganization”).

The following chart shows (i) each Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund and its corresponding classes of shares:

Acquired Fund, each a series of Fifth Third Funds, and its Classes of Shares	Acquiring Fund, each a series of Touchstone Investment Trust, and its Classes of Shares
Fifth Third High Yield Bond Fund	Touchstone High Yield Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y

For convenience, the balance of this Agreement refers only to a single Reorganization, one Acquired Fund and one Acquiring Fund, but the terms and conditions hereof shall apply separately to each Reorganization and the Acquired Fund and Acquiring Fund participating therein.  The consummation of any Reorganization shall not be contingent on the consummation of any other Reorganization and it is the intention of all of the parties hereto that each Reorganization described herein shall be conducted separately and independently of the others.

WHEREAS, the Acquiring Fund and the Acquired Fund are separate series of the Acquiring Fund Registrant and the Acquired Fund Registrant, respectively, and the Acquiring Fund Registrant and Acquired Fund Registrant are both open-end, registered management investment companies under the 1940 Act, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;
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WHEREAS, the Acquiring Fund is authorized to issue its shares of beneficial interests;

WHEREAS, the Board of Trustees of the Acquiring Fund Registrant (“Touchstone Board”) has determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund; and

WHEREAS, the Board of Trustees of the Acquired Fund Registrant (“Fifth Third Board”) has determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund;

NOW THEREFORE, in consideration of the mutual premises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable consideration, the receipt and sufficiency of which are acknowledged, the Parties, and FTAM and Touchstone Advisors to the extent indicated above, intending to be legally bound hereby, agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND
SHARES AND LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND

1.1           THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all Fund Assets, as defined in paragraph 1.2, to the Acquiring Fund.  In exchange, the Acquiring Fund agrees to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3, and deliver to the Acquired Fund full and fractional shares of the Acquiring Fund (“Acquiring Fund Shares”).  The number of full and fractional shares of each Corresponding Class of Acquiring Fund Shares (to the third decimal place) shall be determined by dividing (a) the value of the Fund Assets attributable to the corresponding class of the Acquired Fund, net of the Acquired Fund’s Liabilities attributed to that class of the Acquired Fund (computed as of the Valuation Time (as defined in paragraph 2.5) in the manner set forth in paragraph 2.1), by (b) the net asset value of one share of such Corresponding Class of the Acquiring Fund Shares (computed as of the Valuation Time in the manner set forth in paragraph 2.2).  Holders of each class of shares of the Acquired Fund will receive shares of the Corresponding Class of the Acquiring Fund, as set forth in Exhibit A to this Agreement.  Such transactions shall take place at the closing on the Effective Time provided for in paragraph 3.1.

1.2           ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all Fund Assets.  “Fund Assets” shall mean all properties and assets of every kind and description whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, but not limited to, any claims that the Acquired Fund may have against any Person), litigation proceeds of any type (including, without limitation, proceeds resulting from litigation involving portfolio securities as well as market timing/late trading actions or settlements) and receivables (including dividend and interest receivable), goodwill and other intangible property, Books and Records, and all interests, rights, privileges and powers, owned by the Acquired Fund, and any prepaid expenses shown on the Acquired Fund’s books at the Valuation Time.

(a) The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements.  The Acquired Fund hereby represents that as of the date of the execution of this Agreement and as of the Effective Time (as defined below), there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the

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purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

(b)           At least ten Business Days prior to the Valuation Time, the Acquired Fund will provide the Acquiring Fund with a complete schedule of the securities and other assets of the Acquired Fund.  At least five Business Days prior to the Valuation Time, the Acquiring Fund will advise the Acquired Fund in writing of any investments of the Acquired Fund shown on the Acquired Fund’s schedule provided above which the Acquiring Fund would not be permitted to hold (a) under its investment goal, principal investment strategies or investment restrictions; or (b) under applicable Law.  Under such circumstances and, to the extent practicable, the Acquired Fund will, if requested by the Acquiring Fund in writing and, to the extent permissible and consistent with its own investment objectives and policies, dispose of such investments prior to the Valuation Time.  Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the Fifth Third Board or FTAM, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund.  The Acquired Fund shall promptly notify the Acquiring Fund of any such determination.

1.3           LIABILITIES TO BE ASSUMED OR DISCHARGED.  The Acquired Fund will, to the extent permissible and consistent with its own investment objectives and policies, use its best efforts to discharge all of the liabilities of the Acquired Fund prior to the Effective Time. The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall consist of all of the liabilities set forth on the unaudited statement of assets and liabilities to be provided pursuant to paragraph 5.6 (“Liabilities”).

1.4           DISTRIBUTION OF ACQUIRING FUND SHARES.  Immediately upon receipt, the Acquired Fund will distribute the Corresponding Class of Acquiring Fund Shares received by the Acquired Fund from the Acquiring Fund pursuant to paragraph 1.1 pro rata to the record holders of shares of the corresponding class of the Acquired Fund.  Such distribution will be accomplished by transferring the Acquiring Fund Shares then credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund to open accounts on the Books and Records of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of the record holders of shares of the Acquired Fund and representing the respective pro rata number of the Acquiring Fund Shares due to such record holders.  All issued and outstanding shares of the Acquired Fund will, without further notice, be cancelled promptly by the Acquired Fund on the Acquired Fund’s Books and Records.  Any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the Acquiring Fund Shares issued to the Acquired Fund in accordance with paragraph 1.1 above.  In addition, each record holder of the Acquired Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of the Acquired Fund at or before the Valuation Time.

1.5           TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.6           REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.  The Acquiring Fund shall not assume any obligation of the Acquired Fund to file reports with the SEC, Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Effective Time with respect to the Acquired Fund.

1.7           TERMINATION.  As soon as conveniently practicable after the distribution of the Acquiring Fund Shares pursuant to paragraph 1.4 has been made, the Acquired Fund shall take, in

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accordance with Massachusetts law, the 1940 Act and the Fifth Third Funds Governing Documents, all such other steps as may be necessary or appropriate to effect a complete liquidation and termination of the Acquired Fund.

1.8           BOOKS AND RECORDS.  Upon reasonable notice and except as previously disclosed to the Acquiring Fund in writing, copies of all books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available for review by the Acquiring Fund and shall be provided to the Acquiring Fund as soon as practicable following the Valuation Time.

1.9           OTHER REORGANIZATION SPECIFIC ITEMS. In connection with the Reorganization, any minimum investment amounts or sales load applicable to initial investments in the Acquiring Fund Shares shall be waived with respect to the Acquired Fund shareholder’s initial receipt of Acquiring Fund Shares as part of the Reorganization.

ARTICLE II

VALUATION

2.1           VALUATION OF ACQUIRED FUND NET ASSETS.  The value of the Acquired Fund’s Fund Assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, determined in accordance with the valuation procedures approved by the Touchstone Board or such other valuation procedures as shall be mutually agreed upon by the Parties, net of the Liabilities of the Acquired Fund assumed by the Acquiring Fund.

2.2           VALUATION OF ACQUIRING FUND SHARES.  The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share of such class of Acquiring Fund Shares computed as of the Valuation Time, in accordance with the valuation procedures approved by the Touchstone Board or such other valuation procedures as shall be mutually agreed upon by the Parties.

2.3           SHARES TO BE ISSUED.  The number of Acquiring Fund Shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Reorganization shall be determined in accordance with paragraph 1.1.

2.4           DETERMINATION OF VALUE.  All computations of value shall be made by BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) on behalf of the Acquiring Fund and the Acquired Fund.

2.5           VALUATION TIME.  “Valuation Time” shall mean 4:00 PM Eastern Time of the Business Day preceding the Effective Time.

ARTICLE III

CLOSING AND EFFECTIVE TIME

3.1           EFFECTIVE TIME.  Subject to the terms and conditions set forth herein, the Reorganization shall occur immediately prior to the opening of business on Monday, September 10, 2012, or such other date(s) as the Parties may agree to in writing (the “Effective Time”).  To the extent any Fund Assets are, for any reason, not transferred at the Effective Time, the Acquired Fund shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practical date thereafter.  The

4

closing of the Reorganization shall be held in person, by facsimile, by e-mail or by such other communication means as may be mutually agreed by the Parties, at the Effective Time (the “Closing”).

3.2           CUSTODIAN’S CERTIFICATE.  The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a)  the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Effective Time; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3           EFFECT OF SUSPENSION IN TRADING.  If immediately prior to the Valuation Time:  (a) the New York Stock Exchange (“NYSE”) or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored or such later date as may be mutually agreed in writing by an authorized officer of each Party.

3.4           TRANSFER AGENTS’ CERTIFICATE.  The Acquired Fund shall direct Boston Financial Data Services, Inc., as transfer agent for the Acquired Fund as of the Effective Time, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund shareholders, and the number and percentage (to three decimal places) ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver or cause, BNY Mellon, its transfer agent, to issue and deliver to an officer of the Acquired Fund Registrant a confirmation evidencing Acquiring Fund Shares to be credited on the Effective Time or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund.  At the Closing, each Party shall deliver to the other such bills of sale, checks, assignments, treasurer, chief financial officer, president/vice president or other officer certificates, custodian and/or transfer agent instructions and certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1           Representations and Warranties of the Acquired Fund Registrant.  The Acquired Fund Registrant, on behalf of the Acquired Fund, hereby represents and warrants to the Acquiring Fund Registrant, on behalf of the Acquiring Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

(a)           The Acquired Fund Registrant is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquired Fund.  The Acquired Fund has full power under the Fifth Third Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns.  The Acquired Fund has all necessary authorizations, licenses

5

and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquired Fund.

(b)           The execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fifth Third Board, and the Fifth Third Board has approved the Reorganization and has resolved to recommend the Reorganization to the shareholders of the Acquired Fund and to call a meeting of shareholders of the Acquired Fund for the purpose of approving this Agreement and the Reorganization contemplated hereby.  Other than the approval by the requisite vote of the shareholders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Fifth Third Governing Documents, applicable Massachusetts Law and the 1940 Act, no other action on the part of the Acquired Fund or its shareholders is necessary to authorize the execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund or the consummation of the Reorganization contemplated herein.  This Agreement has been duly and validly executed and delivered by the Acquired Fund Registrant on behalf of the Acquired Fund, and assuming due authorization, execution and delivery hereof by the Acquiring Fund Registrant on behalf of the Acquiring Fund, is a legal, valid and binding obligation of the Acquired Fund Registrant, as it relates to the Acquired Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c)           The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest with no par value.  Each share represents a fractional undivided interest in the Acquired Fund.  All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable.  There are no outstanding options, warrants or other rights of any kind to acquire from the Acquired Fund any shares of any series or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquired Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. The Acquired Fund has no share certificates outstanding.

(d)           The Acquired Fund has no subsidiaries.

(e)           Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement (as defined below), the execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund does not, and the consummation of the transactions contemplated herein will not:  (i) violate or conflict with the terms, conditions or provisions of the Fifth Third Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquired Fund Registrant is a party or by which the Acquired Fund Registrant or the Acquired Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund Registrant is a party or by which the Acquired Fund Registrant or the Acquired Fund is bound, (iii) result in a breach or violation by the Acquired Fund Registrant or the Acquired Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body other than such documents as are necessary to terminate the Acquired Fund as a series of a Massachusetts business trust.

(f)            (i)           Prior to the execution of this Agreement, the Acquired Fund has delivered to the Acquiring Fund Registrant true and complete copies of the Acquired Fund’s audited statement of assets and liabilities of as of July 31, 2011, and unaudited statement of assets and liabilities as

6

of January 31, 2012, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

(ii)           Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquired Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

(iii)          To the best of the Acquired Fund’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquired Fund’s audited financial statements as of July 31, 2011, and unaudited financial statements as of January 31, 2012, or in the notes thereto, or as previously disclosed in writing to the Acquiring Fund Registrant, there are no liabilities against, relating to or affecting the Acquired Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquired Fund or its properties or assets.  In particular, since January 31, 2012 to the best of the Acquired Fund’s Knowledge and except as previously disclosed in writing to the Acquiring Fund Registrant, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquired Fund that would have a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

(g)          As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquired Fund’s Knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquired Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(h)           Except as previously disclosed to the Acquiring Fund Registrant in writing, the minute books and other similar records of the Acquired Fund Registrant as made available to the Acquiring Fund Registrant prior to the execution of this Agreement contain a true and complete record in all material respects of all material action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund, the Fifth Third Board and committees of the Fifth Third Board.  The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund Registrant prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of the Acquired Fund.

(i)           The Acquired Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules and regulations thereunder.

(j)           Except as set forth in writing to the Acquiring Fund, there is no Action or Proceeding pending against the Acquired Fund Registrant or the Acquired Fund or, to the best of the Acquired Fund’s Knowledge, threatened against, relating to or affecting, the Acquired Fund Registrant or the Acquired Fund.

(k)           No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquired Fund Registrant or the Acquired Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated

7

hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(l)           The Acquired Fund Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect, and the Acquired Fund is a separate series of the Acquired Fund Registrant duly designated in accordance with the applicable provisions of the Fifth Third Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

(m)          All federal and other tax returns and reports of the Acquired Fund required by Law to have been filed (giving effect to any extensions) have been timely filed and are or were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquired Fund which are due and payable (whether or not shown on any tax records) shall have been timely paid in full or provision has been made for payment thereof.  The Acquired Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement.  All of the Acquired Fund’s tax liabilities have been adequately provided for on its Books and Records in respect of all periods ending on or before the date of such Books and Records.  The Acquired Fund has not had any tax deficiency or liability asserted against it that has not been previously disclosed in writing to the Acquiring Fund or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquired Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquired Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

(n)           The Acquired Fund has elected to be, and has met the requirements of Subchapter M of the Code for qualification and treatment as, a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements at all times through the Effective Time, treating the Effective Time as the close of its tax year if the year does not otherwise close on such date.  The Acquired Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code.  The Acquired Fund has no other material tax liability (foreign, state, or local), except as accrued on the Acquired Fund’s Books and Records.  The Acquired Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(o)           The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(p)           Except as otherwise disclosed in writing to the Acquiring Fund, the Acquired Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its shares and has withheld in respect of dividends and other distributions and redemption proceeds and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(q)           The Acquired Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(r)           The Acquired Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the

8

Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(s)          Except as otherwise disclosed to the Acquiring Fund, the Acquired Fund has not previously been a party to a reorganization under Section 368(a) of the Code.

(t)          The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations in (m) through (s).

(u)          All issued and outstanding shares of the Acquired Fund have been offered and sold by the Acquired Fund in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, and are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to the Acquiring Fund in writing.  Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid.  The Acquired Fund is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.

(v)          The current prospectus and statement of additional information of the Acquired Fund, including any amendments and supplements thereto, and each prospectus and statement of additional information of the Acquired Fund used at all times during the past three years prior to the date of this Agreement conform, or conformed at the time of its or their use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.  The Acquired Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund.

(w)         The combined proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Acquiring Fund Registrant’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund Registrant or the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund Registrant or the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement.

(x)            Except as previously disclosed in writing to the Acquiring Fund Registrant, at the Effective Time, the Acquired Fund will have good and marketable title to the Fund Assets and full right, power, and authority to sell, assign, transfer and, upon delivery and payment for the Fund Assets, deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof (other than any Fund Assets consisting of restricted securities) or as otherwise disclosed in writing to the Acquiring Fund Registrant at least fifteen Business Days prior to the Effective Time, provided that the Acquiring Fund will acquire Fund Assets that are segregated or pledged as collateral for the Acquired Fund’s short sale and derivative

9

positions (if any), including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Fund Assets.

(y)        The Acquired Fund Registrant has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(z)        Except as disclosed in writing to the Acquiring Fund, to the best of the Acquired Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

4.2          Representations and Warranties of the Acquiring Fund Registrant.  The Acquiring Fund Registrant, on behalf of the Acquiring Fund, hereby represents and warrants to the Acquired Fund Registrant, on behalf of the Acquired Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

(a)         The Acquiring Fund Registrant is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquiring Fund.  The Acquiring Fund has full power under the Touchstone Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns.  The Acquiring Fund has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquiring Fund.

(b)         The execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Touchstone Board, and the Touchstone Board has approved the Reorganization.  No action on the part of the shareholders of the Acquiring Fund is necessary to authorize the execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund or the consummation of the Reorganization contemplated herein.  This Agreement has been duly and validly executed and delivered by the Acquiring Fund Registrant on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery hereof by the Acquired Fund Registrant on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Acquiring Fund Registrant, as it relates to the Acquiring Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c)         The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest with no par value.  Each share represents a fractional undivided interest in the Acquiring Fund.  All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable, and all such shares have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, and are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to the Acquired Fund in writing.  Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to

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be paid have been paid.  The Acquiring Fund is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being registered and sold.  There are no outstanding options, warrants or other rights of any kind to acquire from the Acquiring Fund any shares of any series or equity interests of the Acquiring Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquiring Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares.

(d)           Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement, the execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of the Touchstone Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquiring Fund Registrant is a party or by which the Acquiring Fund Registrant or the Acquiring Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund Registrant is a party or by which the Acquiring Fund Registrant or the Acquiring Fund is bound, (iii) result in a breach or violation by the Acquiring Fund Registrant or the Acquiring Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.

(e)           Except as set forth in writing to the Acquired Fund, there is no Action or Proceeding pending against the Acquiring Fund Registrant or the Acquiring Fund or, to the best of the Acquiring Fund Registrant’s Knowledge, threatened against, relating to or affecting, the Acquiring Fund Registrant or the Acquiring Fund.

(f)            No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquiring Fund Registrant or the Acquiring Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(g)           The Acquiring Fund Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect, and the Acquiring Fund is a separate series of the Acquiring Fund Registrant duly designated in accordance with the applicable provisions of the Touchstone Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

(h)           All federal and other tax returns and reports of the Acquiring Fund required by Law to have been filed (giving effect to any extensions) have been timely filed and are or were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquiring Fund which are due and payable (whether or not shown on any tax return) shall have been timely paid in full or provision has been made for payment thereof.  The Acquiring Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement.  All of the Acquiring Fund’s tax liabilities have been adequately provided for on its Books and Records in respect of all periods ending on or before the date of such Books and Records.  The Acquiring Fund has not had any tax deficiency or liability asserted against it that has not been previously disclosed in writing to the Acquired Fund or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquiring Fund has been raised by the Internal Revenue Service or by any other governmental authority in

11

writing, and to the Acquiring Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

(i)           The Acquiring Fund has elected to be, and has met the requirements of Subchapter M of the Code for qualification and treatment as, a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements for its taxable year that includes the Effective Time, and intends to continue to meet such requirements for its subsequent taxable years.  The Acquiring Fund is treated as a separate corporation under Section 851(g) of the Code.  The Acquiring Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code.  The Acquiring Fund has no other tax liability (foreign, state, or local), except as accrued on the Acquiring Fund’s Books and Records.  The Acquiring Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(j)           The Acquiring Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(k)          Except as otherwise disclosed in writing to the Acquired Fund, the Acquiring Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its shares and has withheld in respect of dividends and other distributions and redemption proceeds and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(l)           The Acquiring Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(m)         The Acquiring Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(n)          The Acquiring Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations in (h) through (n).

(o)          The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to the terms of this Agreement will have been duly authorized at the Effective Time and, when so issued and delivered, will be registered under the 1933 Act, duly and validly issued, fully paid and non-assessable and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(p)          The current prospectus and statement of additional information of the Acquiring Fund, including any amendments and supplements thereto, conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.  To the best of the Acquiring Fund’s Knowledge, the Acquiring Fund currently complies in all material respects with all investment goals, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Fund.

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(q)         The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto (i) each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement, and (ii) each does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquiring Fund Registrant makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund Registrant or the Acquired Fund and furnished by the Acquired Fund to the Acquiring Fund Registrant specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

(r)           The Acquiring Fund Registrant has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(s)          The Acquiring Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules and regulations thereunder.

(t)          (i)           Prior to the execution of this Agreement, the Acquiring Fund has delivered to the Acquired Fund Registrant true and complete copies of the Acquiring Fund’s audited statement of assets and liabilities of as of September 30, 2011, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

  (ii)          Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquiring Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

   (iii)         To the best of the Acquiring Fund’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquiring Fund’s audited financial statements as of September 30, 2011, or in the notes thereto, or as previously disclosed in writing to the Acquired Fund Registrant, there are no liabilities against, relating to or affecting the Acquiring Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquiring Fund or its properties or assets.  In particular, since September 30, 2011, to the best of the Acquiring Fund’s Knowledge and except as disclosed in writing to the Acquired Fund Registrant, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquiring Fund that would have a Material Adverse Effect on the Acquiring Fund or its properties or assets other than changes occurring in the ordinary course of business.

(u)          As of the date hereof, except as previously disclosed to the Acquired Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquiring Fund’s Knowledge, there have been no material miscalculations of the net asset value of the Acquiring Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquiring Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

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(v)          Except as disclosed in writing to the Acquired Fund, to the best of the Acquiring Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquiring Fund or its properties or assets other than changes occurring in the ordinary course of business.

(w)        The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Touchstone Advisors or its Affiliates.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1          OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Effective Time, it being understood that such ordinary course of business will include (a) customary dividends; (b) shareholder purchases and redemptions and (c) seeking to cause the continued good faith performance by the investment adviser, sub-adviser(s), administrator, distributor and other service providers of their respective responsibilities in accordance with their agreements with the Acquired Fund or the Acquiring Fund, as applicable, and applicable Law.  No Party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2          APPROVAL OF SHAREHOLDERS.  The Acquired Fund Registrant will call a special meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3          INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4          ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5          FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Effective Time.

5.6          FINANCIAL STATEMENTS.  At the Closing, the Acquired Fund will deliver to the Acquiring Fund an unaudited statement of assets and liabilities of the Acquired Fund, together with a schedule of portfolio investments as of and for the interim period ending at the Valuation Time.  These financial statements will present fairly in all material respects the financial position and portfolio investments of the Acquired Fund as of the Valuation Time in conformity with U.S. generally accepted accounting principles applied on a consistent basis, and there will be no material contingent liabilities of the Acquired Fund not disclosed in said financial statements.  These financial statements shall be certified by the Treasurer of the Acquired Fund Registrant as, to the best of his or her Knowledge, complying with the requirements of the preceding sentence.  The Acquired Fund also will deliver to the Acquiring Fund at the Effective Time (i) the detailed tax-basis accounting records for each security or other investment to be transferred to the Acquiring Fund hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the basis used for determination of gain and

14

loss realized on the partial sale of any security to be transferred to the Acquiring Fund and (ii) a statement of earnings and profits of the Acquired Fund for federal income tax purposes that shall be carried over by the Acquired Fund as a result of Code Section 381 and which shall be certified by the Treasurer of the Acquired Fund Registrant.

5.7         PROXY STATEMENT/ PROSPECTUS AND REGISTRATION STATEMENT.  The Parties will cooperate with each other in the preparation of the Proxy Statement/Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC in a form satisfactory to the Parties and their respective counsel as promptly as practicable.  Upon effectiveness of the Registration Statement, the Acquired Fund will cause the Proxy Statement/Prospectus to be delivered to shareholders of the Acquired Fund entitled to vote on this Agreement and the transactions contemplated herein in accordance with the Fifth Third Governing Documents.  Each Party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the shareholder meeting of the Acquired Fund to consider the approval of this Agreement and the transactions contemplated herein. If, at any time prior to the Effective Time, a Party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the Party discovering the item shall notify the other Parties and the Parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.8          PRE-CLOSING DIVIDEND. On or before the Effective Time, the Acquired Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable years ending on or before the Effective Time, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable years ending on or before the Effective Time.

5.9          TAX-FREE REORGANIZATION.  It is the intention of the parties that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code.  None of the Parties to this Agreement shall take any action or cause any action to be taken, including, without limitation, the filing of any tax return, that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.

5.10       INFORMATION.  The Parties will furnish to each other, and each other’s accountants, legal counsel and other representatives, as appropriate, throughout the period prior to the Effective Time, all such documents and other information concerning the Acquired Fund and the Acquiring Fund, respectively, and their business and properties as may reasonably be requested by the other Party.  Such cooperation shall include providing copies of reasonably requested documents and other information.  Each Party shall make its officers available on a mutually convenient basis to provide an explanation of any documents or information provided hereunder to the extent that such Party’s officers are familiar with such documents or information.

5.11       NOTICE OF MATERIAL CHANGES.  Each Party will notify the other Parties of any event causing a Material Adverse Effect to such Party as soon as practicable following such Party’s Knowledge of any event causing such a Material Adverse Effect.

5.12       OTHER NECESSARY ACTION.  The Parties will each take all necessary action and use their reasonable best efforts to complete all filings, obtain all governmental and other consents and

15

approvals and satisfy any other provision required for consummation of the transactions contemplated by this Agreement.

5.13       ISSUED SHARES.  The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to this Agreement, will have been duly authorized at the Effective Time.  Said shares when issued and delivered will be registered under the 1933 Act, will be duly and validly issued, fully paid and non-assessable.  No shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

5.14       FINAL TAX RETURNS AND FORMS 1099 OF ACQUIRED FUND.  After the Effective Time, except as otherwise agreed to in writing by the Parties, the Acquired Fund shall or shall cause its agents to prepare any federal, state or local returns, including any Forms 1099, required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

5.15       COMPLIANCE WITH SECTION 15(f).  The Acquiring Fund Registrant agrees that, for the minimum time periods specified in Section 15(f) of the 1940 Act it shall take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (a) at least seventy-five percent (75%) of the trustees of the Acquiring Fund Registrant shall not be “interested persons” (as that term is defined in the 1940 Act) of the Acquiring Fund’s investment adviser or the Acquired Fund’s investment adviser; (b) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) shall be imposed on the Acquired Fund; and (c) each vacancy among the trustees of the Acquiring Fund Registrant which must be filled by a person who is neither an interested person of the Acquiring Fund’s investment adviser nor of the Acquired Fund’s investment adviser so as to comply with Section 15(f) of the 1940 Act, as if such Section were applicable, shall be filled in the manner specified by Section 16(b) of the 1940 Act.  The Acquiring Fund Registrant may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to FTAM.

ARTICLE VI

CONDITIONS PRECEDENT

6.1          Conditions Precedent to Obligations of the Acquired Fund Registrant.  The obligations of the Acquired Fund Registrant, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund Registrant and the Acquiring Fund of all of their obligations to be performed by them pursuant to this Agreement on or before the Effective Time, and, in addition thereto, subject to the following further conditions unless waived by the Acquired Fund Registrant in writing:

(a)
All representations and warranties of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquiring Fund  and the Acquiring Fund Registrant shall be given a period of ten Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b)	The Acquiring Fund shall have furnished to the Acquired Fund the opinion of Pepper Hamilton LLP dated as of the Effective Time, substantially to the effect that:

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(i)          the Acquiring Fund Registrant is a business trust, validly existing under the laws of the Commonwealth of Massachusetts, and, to such counsel’s knowledge, has power under the Touchstone Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii)         the Acquiring Fund Registrant is registered with the SEC under the 1940 Act as an open-end management investment company and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

(iii)        the Acquiring Fund Shares to be issued and delivered by the Acquiring Fund Registrant pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable under the laws of the Commonwealth of Massachusetts and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;

(iv)        except as disclosed in writing to the Acquired Fund, such counsel knows of no material legal proceedings pending against the Acquiring Fund Registrant;

(v)          the execution and delivery of this Agreement has been duly authorized by all requisite trust action; this Agreement has been duly executed and delivered by the Acquiring Fund Registrant on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery by the Acquired Fund Registrant on behalf of the Acquired Fund, constitutes a valid and legally binding obligation of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund Registrant in accordance with its terms;

(vi)         the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;

(vii)        the execution and delivery of this Agreement by the Acquiring Fund Registrant did not and the consummation of the transactions herein contemplated by the Acquiring Fund Registrant will not result in a material breach of the terms or provisions of, or constitute a material default under the Touchstone Governing Documents;

(viii)       the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquiring Fund Registrant or the Acquiring Fund of any provisions of any statutory federal securities Law or the statutory laws of the Commonwealth of Massachusetts as they relate to voluntary associations commonly referred to as “Massachusetts business trusts;” and

(ix)         to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required to be made on the part of the Acquiring Fund Registrant in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and the laws of the Commonwealth of Massachusetts.

Such opinion shall be subject to such qualifications or limitations as are customary with respect to the subject matter thereof.  In rendering such opinion, Pepper Hamilton LLP may rely upon certificates of officers of the Acquiring Fund Registrant and of public officials as to matters of fact.

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(c)
The Acquiring Fund shall have furnished to the Acquired Fund a certificate of the Acquiring Fund, signed by the President or Vice President and Treasurer of the Acquiring Fund Registrant, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

(i) to the best of their Knowledge, the representations and warranties of the Acquiring Fund Registrant in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquiring Fund Registrant has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and
(ii) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose are pending or, to such officers’ Knowledge, threatened in writing.

(d)	An officer of the Acquired Fund Registrant shall have received the confirmation from the Acquiring Fund or BNY Mellon required under paragraph 3.4 of this Agreement.

(e)
The Acquiring Fund shall have duly executed and delivered to the Acquired Fund such assumptions of Liabilities and other instruments as the Acquired Fund may reasonably deem necessary or desirable to evidence the transactions contemplated by this Agreement, including the assumption of the Liabilities of the Acquired Fund by the Acquiring Fund.

(f)
The Acquiring Fund Registrant, on behalf of the Acquiring Fund, shall have entered into an expense limitation agreement with Touchstone Advisors consistent with the form of expense limitation agreement filed with the Registration Statement and in the amounts and duration as disclosed in the Registration Statement.

6.2           Conditions Precedent to Obligations of the Acquiring Fund Registrant.  The obligations of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund Registrant and the Acquired Fund of all of their obligations to be performed by them pursuant to this Agreement on or before the Effective Time, and, in addition thereto, subject to the following further conditions unless waived by the Acquiring Fund Registrant in writing:

(a)          All representations and warranties of the Acquired Fund Registrant, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquired Fund and the Acquired Fund Registrant shall be given a period of ten Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b)          The Acquired Fund shall have furnished to the Acquiring Fund the opinion of Vedder Price P.C. dated as of the Effective Time, substantially to the effect that:

(i)           the Acquired Fund Registrant is a business trust, validly existing under the laws of the Commonwealth of Massachusetts, and, to such counsel’s knowledge, has power under the Fifth Third Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

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(ii)          the Acquired Fund Registrant is registered with the SEC under the 1940 Act as an open-end management investment company and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

(iii)         except as disclosed in writing to the Acquiring Fund, such counsel knows of no material legal proceedings pending against the Acquired Fund Registrant;

(iv)         the execution and delivery of this Agreement has been duly authorized by all requisite trust action; this Agreement has been duly executed and delivered by the Acquired Fund Registrant on behalf of the Acquired Fund and, assuming due authorization, execution and delivery by the Acquiring Fund Registrant on behalf of the Acquiring Fund, constitutes a valid and legally binding obligation of the Acquired Fund Registrant, on behalf of the Acquired Fund, enforceable against the Acquired Fund Registrant in accordance with its terms;

(v)          the execution and delivery of this Agreement by the Acquired Fund Registrant did not and the consummation of the transactions herein contemplated by the Acquired Fund Registrant will not result in a material breach of the terms or provisions of, or constitute a material default under, the Fifth Third Governing Documents (assuming that approval of shareholders of the Acquired Fund has been obtained);

(vi)         the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquired Fund Registrant or the Acquired Fund of any provisions of any statutory federal securities Law or the statutory laws of the Commonwealth of Massachusetts as they relate to voluntary associations commonly referred to as “Massachusetts business trusts;” and

(vii)        to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required to be made on the part of the Acquired Fund Registrant in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and the laws of the Commonwealth of Massachusetts and such authorizations and filings as are necessary to terminate the Acquired Fund as a series of a Massachusetts business trust.

Such opinion shall be subject to such qualifications or limitations as are customary with respect to the subject matter thereof.  In rendering such opinion, Vedder Price P.C. may rely upon certificates of officers of the Acquired Fund Registrant and of public officials as to matters of fact.

(c)          The Acquired Fund shall have furnished to the Acquiring Fund the unaudited financial statements required by paragraph 5.6.

(d)          The Acquired Fund shall have furnished to the Acquiring Fund a certificate of the Acquired Fund, signed by the President or Vice President and Treasurer of the Acquired Fund Registrant, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus, the Registration Statement (and any supplement thereto) and this Agreement and that:
(i)           to the best of their Knowledge, the representations and warranties of the Acquired Fund Registrant in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquired Fund Registrant has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and

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(ii)          since the date of the most recent financial statements of the Acquired Fund included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business of the Acquired Fund (other than changes in the ordinary course of business, including, without limitation, dividends and other distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).

(e)          The Acquired Fund shall have duly executed and delivered to the Acquiring Fund Registrant such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Acquired Fund’s custodian and instructions to the Acquiring Fund Registrant’s transfer agent (“Transfer Documents”) as the Acquiring Fund Registrant may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund of all of the right, title and interest of the Acquired Fund in and to the respective Fund Assets of the Acquired Fund.  In each case, the Fund Assets of the Acquired Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

(f)          The Acquiring Fund shall have received:  (i) a certificate of an authorized signatory of Acquired Fund Custodian, as custodian for the Acquired Fund, stating that the Fund Assets of the Acquired Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory of Brown Brothers Harriman & Co., as custodian for the Acquiring Fund, stating that the Fund Assets of the Acquired Fund have been received; and (iii) a certificate of an authorized signatory of the Acquired Fund confirming that the Acquired Fund has delivered its records containing the names and addresses of the record holders of the Acquired Fund shares and the number and percentage (to three decimal places) of ownership of the Acquired Fund shares owned by each such holder as of the close of business at the Valuation Time.

(g)          At the Valuation Time and Effective Time, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, there shall have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act.  At the Valuation Time and Effective Time, all Liabilities chargeable to the Acquired Fund which are required to be reflected in the net asset value per share of a share class of the Acquired Fund in accordance with applicable Law will be reflected in the net asset value per share of the Acquired Fund.

(h)          The Acquired Fund’s agreements with each of its service contractors shall have terminated at the Effective Time, and each Party has received assurance that no claims for damages (liquidated or otherwise) will arise as a result of such termination.

ARTICLE VII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Effective Time with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

7.1         This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Fifth Third Governing

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Documents. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 7.1.

7.2         At the Effective Time, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

7.3         All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a Material Adverse Effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

7.4         The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

7.5         Each of the Acquiring Fund and the Acquired Fund shall have received a favorable opinion of Pepper Hamilton LLP substantially to the effect that, for federal income tax purposes:

(i)           The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund’s assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares, followed by the distribution of such Acquiring Fund Shares by the Acquired Fund in complete liquidation to the Acquired Fund shareholders in exchange for their Acquired Fund shares, all as provided in this Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii)          Under Code Section 361, no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund shareholders in complete liquidation, as contemplated in this Agreement;

(iii)         Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in this Agreement;

(iv)         Under Code Section 362(b), the tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization;

(v)          Under Code Section 1223(2), the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

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(vi)         Under Code Section 354, no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares solely for the Acquiring Fund Shares in the Reorganization;

(vii)        Under Code Section 358, the aggregate tax basis of the Acquiring Fund Shares to be received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

(viii)       Under Code Section 1223(1), an Acquired Fund shareholder’s holding period for the Acquiring Fund Shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided that the Acquired Fund shareholder held the Acquired Fund shares as a capital asset at the time of the Reorganization.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (B) any Acquired Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 7.5.

ARTICLE VIII

EXPENSES

8.1         The Acquired Fund and the Acquiring Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article VIII.  Touchstone Advisors, FTAM and/or their respective Affiliates will bear and pay, in such proportion as may be agreed upon in writing by such parties, all fees and expenses associated with the Parties’ participation in the Reorganization without regard to whether the Reorganization is consummated.  Reorganization expenses shall include, without limitation, obtaining shareholder approval of the Reorganization.  The Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states.

8.2       All such fees and expenses so borne and paid by Touchstone Advisors, FTAM and/or their respective Affiliates shall be solely and directly related to the transactions contemplated by this Agreement and shall be paid directly by Touchstone Advisors, FTAM and/or their Affiliates to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187.  The responsibility for payment shall be allocated between Touchstone Advisors and FTAM (and/or any Affiliate thereof) as may be agreed in writing by and between Touchstone Advisors and FTAM.

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ARTICLE IX

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

9.1         The Acquiring Fund Registrant, on behalf of the Acquiring Fund, and the Acquired Fund Registrant, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

9.2         Except as specified in the next sentence set forth in this paragraph 9.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Effective Time shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE X

TERMINATION

This Agreement may be terminated by the mutual agreement of the Acquiring Fund Registrant and the Acquired Fund Registrant.  In addition, either the Acquiring Fund Registrant or the Acquired Fund Registrant may at its option terminate this Agreement at or before the Effective Time due to:

a)	a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Effective Time, if not cured within 30 days; or

b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met.

In addition to the foregoing, this Agreement shall terminate automatically upon the termination of the Purchase Agreement.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquiring Fund Registrant, the Acquired Fund, the Acquired Fund Registrant, or their respective trustees or their respective officers.

ARTICLE XI

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquired Fund Registrant, on behalf of the Acquired Fund, and the Acquiring Fund Registrant, on behalf of the Acquiring Fund, and as specifically authorized by their respective Boards; provided, however, that following the meeting of the Acquired Fund shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

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ARTICLE XII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflict of laws rules thereof that would require the application of the laws of another jurisdiction.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquiring Fund Registrant personally, but shall bind only the property of the Acquiring Fund, as provided in the Declaration of Trust of the Acquiring Fund Registrant.  The execution and delivery of this Agreement have been authorized by the Touchstone Board on behalf of the Acquiring Fund and signed by authorized officers of the Acquiring Fund Registrant, acting as such.  Neither the authorization by the Touchstone Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund as provided in the Declaration of Trust of the Acquiring Fund Registrant.

It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund Registrant personally, but shall bind only the property of the Acquired Fund, as provided in the Declaration of Trust of the Acquired Fund Registrant.  The execution and delivery of this Agreement have been authorized by the Fifth Third Board on behalf of the Acquired Fund and signed by authorized officers of the Acquired Fund Registrant, acting as such.  Neither the authorization by the Fifth Third Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Declaration of Trust of the Acquired Fund Registrant.

ARTICLE XIII

DEFINITIONS

As used in this Agreement, the following terms have the following meanings:

“Action or Proceeding” means any action, suit or proceeding by any Person, or any investigation or audit by any Governmental or Regulatory Body.

“Affiliate” means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.

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“Affiliated Person” shall mean, with respect to any Person, an “affiliated person” of such Person as such term is defined in Section 2(a)(3) of the 1940 Act.

“Books and Records” means a Parties’ accounts, books, records or other documents (including but not limited to minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records) required to be maintained by the Parties with respect to the Acquired Fund or the Acquiring Fund, as applicable, pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder.

“Business Day” means a day other than (a) a day which the New York Stock Exchange is closed, (b) Saturday or Sunday or (c) a day during which trading on the New York Stock Exchange is restricted.

“Governmental or Regulatory Body” means any court, tribunal, or government or political subdivision, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision.

“Knowledge” means (i) with respect to the Acquired Fund Registrant and the Acquired Fund, the actual knowledge of the Acquired Fund Registrant’s officers and FTAM in its capacity as adviser to the Acquired Fund; and (ii) with respect to the Acquiring Fund Registrant and the Acquiring Fund, the actual knowledge of the Acquiring Fund Registrant’s officers, or Touchstone Advisors in its respective capacity as a service provider to the Acquiring Fund Registrant.

“Law” means any law, statute, rule, regulation or ordinance of any Governmental or Regulatory Body.

“Material Adverse Effect” as to any Person means a material adverse effect on the business, results of operations or financial condition of such Person.  For purposes of this definition, a decline in net asset value of the Acquired Fund or Acquiring Fund arising out of its investment operations or declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing interests in such fund, shall not constitute a “Material Adverse Effect.”

“NYSE” means New York Stock Exchange.

“1940 Act” means the Investment Company Act of 1940, as amended.

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Order” means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.

“Person” means any individual, corporation, partnership, limited liability company, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.

“Purchase Agreement” means the Stock and Bond Mutual Funds Purchase Agreement by and among Touchstone Advisers, FTAM and Fifth Third Financial Corporation, dated April 4, 2012.

“Fifth Third Governing Documents” means the Amended and Restated By-Laws of Fifth Third Funds dated December 10, 2008 and the Amended and Restated Declaration of Trust of Fifth Third Funds dated November 6, 2003, as they may be amended from time to time.

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“SEC” means the U.S. Securities and Exchange Commission.

“Touchstone Governing Documents” means the By-Laws of Midwest Income Trust, as amended, and the Restated Agreement and Declaration of Trust dated August 26, 1993, as amended through November 17, 2011, as they may be amended from time to time.

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IN WITNESS WHEREOF, the Parties, Touchstone Advisors, Inc. and Fifth Third Asset Management, Inc. have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

FIFTH THIRD FUNDS, on behalf of each of its separate series reflected on Exhibit A

By:	/s/ E. Keith Wirtz

Name:	E. Keith Wirtz

Title:	President

TOUCHSTONE INVESTMENT TRUST, on behalf of each of its separate series reflected on Exhibit A

By:	/s/ Terrie Wiedenheft

Name:	Terrie Wiedenheft

Title:	Treasurer

FIFTH THIRD ASSET MANAGEMENT, INC.

By:	/s/ E. Keith Wirtz

Name:	E. Keith Wirtz

Title:	President

Solely for purposes of Article VIII

TOUCHSTONE ADVISORS, INC.

By:	/s/ Terrie Wiedenheft

Name:	Terrie Wiedenheft

Title:	SVP & CFO

By:	/s/ Steve Graziano

Name:	Steve Graziano

Title:	President

Solely for purposes of Article VIII

[Signature Page to Agreement and Plan of Reorganization]

EXHIBIT A

The following chart shows (i) each Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund and its classes of shares:

Acquired Fund, each a series of Fifth Third Funds, and its Classes of Shares	Acquiring Fund, each a series of Touchstone Investment Trust, and its Classes of Shares
Fifth Third High Yield Bond Fund	Touchstone High Yield Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y

Execution Copy

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 23rd day of May 2012, by and between Touchstone Funds Group Trust, a Delaware statutory trust, with its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202 (the “Acquiring Fund Registrant”), on behalf of Touchstone Ultra Short Duration Fixed Income Fund (the “Acquiring Fund”), and Fifth Third Funds, a Massachusetts business trust, with its principal place of business at 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (the “Acquired Fund Registrant”), on behalf of Fifth Third Short Term Bond Fund (the “Acquired Fund” and, collectively with the Acquiring Fund, the “Parties”).  Fifth Third Asset Management, Inc., an Ohio corporation (“FTAM”) joins this Agreement solely for purposes of Article VIII; and Touchstone Advisors, Inc., an Ohio corporation (“Touchstone Advisors”), joins this Agreement solely for purposes of Article VIII.  Capitalized terms not otherwise defined herein shall have the meaning set forth in Article XIII hereof.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder.  The reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange solely for corresponding class shares of the Acquiring Fund as set forth in the table below and on Exhibit A to this Agreement (each, a “Corresponding Class”) and the assumption by the Acquiring Fund of the liabilities, as set forth in paragraph 1.3, of the Acquired Fund; (ii) the distribution of the Corresponding Class shares of the Acquiring Fund to the holders of the outstanding shares of the Acquired Fund as set forth in the table below and on Exhibit A of this Agreement; and (iii) the liquidation and dissolution of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

The following chart shows (i) the Acquired Fund and its classes of shares and (ii) the Acquiring Fund and its corresponding classes of shares:

Acquired Fund, a series of Fifth Third Fund, and its Classes of Shares	Acquiring Fund, a series of Touchstone Funds Group Trust, and its Classes of Shares
Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund
Class A	Class A
Class C	Class C
Institutional	Class Y

WHEREAS, the Acquiring Fund and the Acquired Fund are separate series of the Acquiring Fund Registrant and the Acquired Fund Registrant, respectively, and the Acquiring Fund Registrant and Acquired Fund Registrant are both open-end, registered management investment companies under the 1940 Act, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund is authorized to issue its shares of beneficial interests;

WHEREAS, the Board of Trustees of the Acquiring Fund Registrant (“Touchstone Board”) has determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund; and

WHEREAS, the Board of Trustees of the Acquired Fund Registrant (“Fifth Third Board”) has determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund;

NOW THEREFORE, in consideration of the mutual premises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable
1

consideration, the receipt and sufficiency of which are acknowledged, the Parties, and FTAM and Touchstone Advisors to the extent indicated above, intending to be legally bound hereby, agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND
SHARES AND LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND

1.1           THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all Fund Assets, as defined in paragraph 1.2, to the Acquiring Fund.  In exchange, the Acquiring Fund agrees to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3, and deliver to the Acquired Fund full and fractional shares of the Acquiring Fund (“Acquiring Fund Shares”).  The number of full and fractional shares of each Corresponding Class of Acquiring Fund Shares (to the third decimal place) shall be determined by dividing (a) the value of the Fund Assets attributable to the corresponding class of the Acquired Fund, net of the Acquired Fund’s Liabilities attributed to that class of the Acquired Fund (computed as of the Valuation Time (as defined in paragraph 2.5) in the manner set forth in paragraph 2.1), by (b) the net asset value of one share of such Corresponding Class of the Acquiring Fund Shares (computed as of the Valuation Time in the manner set forth in paragraph 2.2).  Holders of each class of shares of the Acquired Fund will receive shares of the Corresponding Class of the Acquiring Fund, as set forth in Exhibit A to this Agreement.  Such transactions shall take place at the closing on the Effective Time provided for in paragraph 3.1.

1.2           ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all Fund Assets.  “Fund Assets” shall mean all properties and assets of every kind and description whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, but not limited to, any claims that the Acquired Fund may have against any Person), litigation proceeds of any type (including, without limitation, proceeds resulting from litigation involving portfolio securities as well as market timing/late trading actions or settlements) and receivables (including dividend and interest receivable), goodwill and other intangible property, Books and Records, and all interests, rights, privileges and powers, owned by the Acquired Fund, and any prepaid expenses shown on the Acquired Fund’s books at the Valuation Time.

(a) The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements.  The Acquired Fund hereby represents that as of the date of the execution of this Agreement and as of the Effective Time (as defined below), there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

(b)           At least ten Business Days prior to the Valuation Time, the Acquired Fund will provide the Acquiring Fund with a complete schedule of the securities and other assets of the Acquired Fund.  At least five Business Days prior to the Valuation Time, the Acquiring Fund will advise the Acquired Fund in writing of any investments of the Acquired Fund shown on the Acquired Fund’s schedule provided above which the Acquiring Fund would not be permitted to hold (a) under its investment goal, principal investment strategies or investment restrictions; or (b) under applicable Law.  Under such circumstances and, to the extent practicable, the Acquired Fund will, if requested by the Acquiring Fund in writing and, to the extent permissible and consistent with its own investment objectives and policies, dispose of such investments prior to the Valuation Time.  Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of

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the Fifth Third Board or FTAM, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund.  The Acquired Fund shall promptly notify the Acquiring Fund of any such determination.

1.3           LIABILITIES TO BE ASSUMED OR DISCHARGED.  The Acquired Fund will, to the extent permissible and consistent with its own investment objectives and policies, use its best efforts to discharge all of the liabilities of the Acquired Fund prior to the Effective Time. The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall consist of all of the liabilities set forth on the unaudited statement of assets and liabilities to be provided pursuant to paragraph 5.6 (“Liabilities”).

1.4           DISTRIBUTION OF ACQUIRING FUND SHARES.  Immediately upon receipt, the Acquired Fund will distribute the Corresponding Class of Acquiring Fund Shares received by the Acquired Fund from the Acquiring Fund pursuant to paragraph 1.1 pro rata to the record holders of shares of the corresponding class of the Acquired Fund.  Such distribution will be accomplished by transferring the Acquiring Fund Shares then credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund to open accounts on the Books and Records of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of the record holders of shares of the Acquired Fund and representing the respective pro rata number of the Acquiring Fund Shares due to such record holders.  All issued and outstanding shares of the Acquired Fund will, without further notice, be cancelled promptly by the Acquired Fund on the Acquired Fund’s Books and Records.  Any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the Acquiring Fund Shares issued to the Acquired Fund in accordance with paragraph 1.1 above.  In addition, each record holder of the Acquired Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of the Acquired Fund at or before the Valuation Time.

1.5           TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.6           REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.  The Acquiring Fund shall not assume any obligation of the Acquired Fund to file reports with the SEC, Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Effective Time with respect to the Acquired Fund.

1.7           TERMINATION.  As soon as conveniently practicable after the distribution of the Acquiring Fund Shares pursuant to paragraph 1.4 has been made, the Acquired Fund shall take, in accordance with Massachusetts law, the 1940 Act and the Fifth Third Funds Governing Documents, all such other steps as may be necessary or appropriate to effect a complete liquidation and termination of the Acquired Fund.

1.8           BOOKS AND RECORDS.  Upon reasonable notice and except as previously disclosed to the Acquiring Fund in writing, copies of all books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available for review by the Acquiring Fund and shall be provided to the Acquiring Fund as soon as practicable following the Valuation Time.

1.9           OTHER REORGANIZATION SPECIFIC ITEMS. In connection with the Reorganization, any minimum investment amounts or sales load applicable to initial investments in the

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Acquiring Fund Shares shall be waived with respect to the Acquired Fund shareholder’s initial receipt of Acquiring Fund Shares as part of the Reorganization.

ARTICLE II

VALUATION

2.1           VALUATION OF ACQUIRED FUND NET ASSETS.  The value of the Acquired Fund’s Fund Assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, determined in accordance with the valuation procedures approved by the Touchstone Board or such other valuation procedures as shall be mutually agreed upon by the Parties, net of the Liabilities of the Acquired Fund assumed by the Acquiring Fund.

2.2           VALUATION OF ACQUIRING FUND SHARES.  The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share of such class of Acquiring Fund Shares computed as of the Valuation Time, in accordance with the valuation procedures approved by the Touchstone Board or such other valuation procedures as shall be mutually agreed upon by the Parties.

2.3           SHARES TO BE ISSUED.  The number of Acquiring Fund Shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Reorganization shall be determined in accordance with paragraph 1.1.

2.4           DETERMINATION OF VALUE.  All computations of value shall be made by BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) on behalf of the Acquiring Fund and the Acquired Fund.

2.5           VALUATION TIME.  “Valuation Time” shall mean 4:00 PM Eastern Time of the Business Day preceding the Effective Time.

ARTICLE III

CLOSING AND EFFECTIVE TIME

3.1           EFFECTIVE TIME.  Subject to the terms and conditions set forth herein, the Reorganization shall occur immediately prior to the opening of business on Monday, September 10, 2012, or such other date(s) as the Parties may agree to in writing (the “Effective Time”).  To the extent any Fund Assets are, for any reason, not transferred at the Effective Time, the Acquired Fund shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practical date thereafter.  The closing of the Reorganization shall be held in person, by facsimile, by e-mail or by such other communication means as may be mutually agreed by the Parties, at the Effective Time (the “Closing”).

3.2           CUSTODIAN’S CERTIFICATE.  The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a)  the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Effective Time; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3           EFFECT OF SUSPENSION IN TRADING.  If immediately prior to the Valuation Time:  (a) the New York Stock Exchange (“NYSE”) or another primary exchange on which the portfolio securities

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of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored or such later date as may be mutually agreed in writing by an authorized officer of each Party.

3.4           TRANSFER AGENTS’ CERTIFICATE.  The Acquired Fund shall direct Boston Financial Data Services, Inc., as transfer agent for the Acquired Fund as of the Effective Time, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund shareholders, and the number and percentage (to three decimal places) ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver or cause, BNY Mellon, its transfer agent, to issue and deliver to an officer of the Acquired Fund Registrant a confirmation evidencing Acquiring Fund Shares to be credited on the Effective Time or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund.  At the Closing, each Party shall deliver to the other such bills of sale, checks, assignments, treasurer, chief financial officer, president/vice president or other officer certificates, custodian and/or transfer agent instructions and certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1           Representations and Warranties of the Acquired Fund Registrant.  The Acquired Fund Registrant, on behalf of the Acquired Fund, hereby represents and warrants to the Acquiring Fund Registrant, on behalf of the Acquiring Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

(a)           The Acquired Fund Registrant is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquired Fund.  The Acquired Fund has full power under the Fifth Third Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns.  The Acquired Fund has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquired Fund.

(b)           The execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fifth Third Board, and the Fifth Third Board has approved the Reorganization and has resolved to recommend the Reorganization to the shareholders of the Acquired Fund and to call a meeting of shareholders of the Acquired Fund for the purpose of approving this Agreement and the Reorganization contemplated hereby.  Other than the approval by the requisite vote of the shareholders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Fifth Third Governing Documents, applicable Massachusetts Law and the 1940 Act, no other action on the part of the Acquired Fund or its shareholders is necessary to authorize the execution, delivery and

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performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund or the consummation of the Reorganization contemplated herein.  This Agreement has been duly and validly executed and delivered by the Acquired Fund Registrant on behalf of the Acquired Fund, and assuming due authorization, execution and delivery hereof by the Acquiring Fund Registrant on behalf of the Acquiring Fund, is a legal, valid and binding obligation of the Acquired Fund Registrant, as it relates to the Acquired Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c)           The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest with no par value.  Each share represents a fractional undivided interest in the Acquired Fund.  All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable.  There are no outstanding options, warrants or other rights of any kind to acquire from the Acquired Fund any shares of any series or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquired Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. The Acquired Fund has no share certificates outstanding.

(d)           The Acquired Fund has no subsidiaries.

(e)           Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement (as defined below), the execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund does not, and the consummation of the transactions contemplated herein will not:  (i) violate or conflict with the terms, conditions or provisions of the Fifth Third Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquired Fund Registrant is a party or by which the Acquired Fund Registrant or the Acquired Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund Registrant is a party or by which the Acquired Fund Registrant or the Acquired Fund is bound, (iii) result in a breach or violation by the Acquired Fund Registrant or the Acquired Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body other than such documents as are necessary to terminate the Acquired Fund as a series of a Massachusetts business trust.

(f)            (i)           Prior to the execution of this Agreement, the Acquired Fund has delivered to the Acquiring Fund Registrant true and complete copies of the Acquired Fund’s audited statement of assets and liabilities of as of July 31, 2011, and unaudited statement of assets and liabilities as of January 31, 2012, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

 (ii)          Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquired Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

 (iii)         To the best of the Acquired Fund’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquired Fund’s audited financial statements as of July 31, 2011, and unaudited financial statements as of January 31, 2012, or in the notes

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thereto, or as previously disclosed in writing to the Acquiring Fund Registrant, there are no liabilities against, relating to or affecting the Acquired Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquired Fund or its properties or assets.  In particular, since January 31, 2012 to the best of the Acquired Fund’s Knowledge and except as previously disclosed in writing to the Acquiring Fund Registrant, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquired Fund that would have a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

(g)           As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquired Fund’s Knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquired Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(h)           Except as previously disclosed to the Acquiring Fund Registrant in writing, the minute books and other similar records of the Acquired Fund Registrant as made available to the Acquiring Fund Registrant prior to the execution of this Agreement contain a true and complete record in all material respects of all material action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund, the Fifth Third Board and committees of the Fifth Third Board.  The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund Registrant prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of the Acquired Fund.

(i)            The Acquired Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules and regulations thereunder.

(j)            Except as set forth in writing to the Acquiring Fund, there is no Action or Proceeding pending against the Acquired Fund Registrant or the Acquired Fund or, to the best of the Acquired Fund’s Knowledge, threatened against, relating to or affecting, the Acquired Fund Registrant or the Acquired Fund.

(k)           No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquired Fund Registrant or the Acquired Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(l)            The Acquired Fund Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect, and the Acquired Fund is a separate series of the Acquired Fund Registrant duly designated in accordance with the applicable provisions of the Fifth Third Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

(m)          All federal and other tax returns and reports of the Acquired Fund required by Law to have been filed (giving effect to any extensions) have been timely filed and are or were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquired Fund which are due and payable (whether or not shown on any tax records) shall have been timely paid in full or provision has been made for payment thereof.  The Acquired Fund is not liable for taxes of any person

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other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement.  All of the Acquired Fund’s tax liabilities have been adequately provided for on its Books and Records in respect of all periods ending on or before the date of such Books and Records.  The Acquired Fund has not had any tax deficiency or liability asserted against it that has not been previously disclosed in writing to the Acquiring Fund or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquired Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquired Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

(n)           The Acquired Fund has elected to be, and has met the requirements of Subchapter M of the Code for qualification and treatment as, a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements at all times through the Effective Time, treating the Effective Time as the close of its tax year if the year does not otherwise close on such date.  The Acquired Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code.  The Acquired Fund has no other material tax liability (foreign, state, or local), except as accrued on the Acquired Fund’s Books and Records.  The Acquired Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(o)           The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(p)           Except as otherwise disclosed in writing to the Acquiring Fund, the Acquired Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its shares and has withheld in respect of dividends and other distributions and redemption proceeds and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(q)           The Acquired Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(r)           The Acquired Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(s)           Except as otherwise disclosed to the Acquiring Fund, the Acquired Fund has not previously been a party to a reorganization under Section 368(a) of the Code.

(t)           The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations in (m) through (s).

(u)           All issued and outstanding shares of the Acquired Fund have been offered and sold by the Acquired Fund in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, and are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to the Acquiring Fund in writing.  Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid.  The Acquired Fund is not subject to

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any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.

(v)           The current prospectus and statement of additional information of the Acquired Fund, including any amendments and supplements thereto, and each prospectus and statement of additional information of the Acquired Fund used at all times during the past three years prior to the date of this Agreement conform, or conformed at the time of its or their use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.  The Acquired Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund.

(w)          The combined proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Acquiring Fund Registrant’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund Registrant or the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund Registrant or the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement.

(x)           Except as previously disclosed in writing to the Acquiring Fund Registrant, at the Effective Time, the Acquired Fund will have good and marketable title to the Fund Assets and full right, power, and authority to sell, assign, transfer and, upon delivery and payment for the Fund Assets, deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof (other than any Fund Assets consisting of restricted securities) or as otherwise disclosed in writing to the Acquiring Fund Registrant at least fifteen Business Days prior to the Effective Time, provided that the Acquiring Fund will acquire Fund Assets that are segregated or pledged as collateral for the Acquired Fund’s short sale and derivative positions (if any), including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Fund Assets.

(y)           The Acquired Fund Registrant has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(z)           Except as disclosed in writing to the Acquiring Fund, to the best of the Acquired Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

4.2          Representations and Warranties of the Acquiring Fund Registrant.  The Acquiring Fund Registrant, on behalf of the Acquiring Fund, hereby represents and warrants to the Acquired Fund Registrant, on behalf of the Acquired Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

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(a)           The Acquiring Fund Registrant is a statutory trust duly organized, validly existing and in good standing under the Laws of the State of Delaware and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquiring Fund.  The Acquiring Fund has full power under the Touchstone Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns.  The Acquiring Fund has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquiring Fund.

(b)           The execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Touchstone Board, and the Touchstone Board has approved the Reorganization.  No action on the part of the shareholders of the Acquiring Fund is necessary to authorize the execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund or the consummation of the Reorganization contemplated herein.  This Agreement has been duly and validly executed and delivered by the Acquiring Fund Registrant on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery hereof by the Acquired Fund Registrant on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Acquiring Fund Registrant, as it relates to the Acquiring Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c)           The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest with a par value of $0.01 per share.  Each share represents a fractional undivided interest in the Acquiring Fund.  All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable, and all such shares have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, and are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to the Acquired Fund in writing.  Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid.  The Acquiring Fund is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being registered and sold.  There are no outstanding options, warrants or other rights of any kind to acquire from the Acquiring Fund any shares of any series or equity interests of the Acquiring Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquiring Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares.

(d)           Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement, the execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of the Touchstone Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquiring Fund Registrant is a party or by which the Acquiring Fund Registrant or the Acquiring Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund Registrant is a party or by which the Acquiring Fund Registrant or the Acquiring Fund is bound, (iii) result

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in a breach or violation by the Acquiring Fund Registrant or the Acquiring Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.

(e)           Except as set forth in writing to the Acquired Fund, there is no Action or Proceeding pending against the Acquiring Fund Registrant or the Acquiring Fund or, to the best of the Acquiring Fund Registrant’s Knowledge, threatened against, relating to or affecting, the Acquiring Fund Registrant or the Acquiring Fund.

(f)           No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquiring Fund Registrant or the Acquiring Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(g)           The Acquiring Fund Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect, and the Acquiring Fund is a separate series of the Acquiring Fund Registrant duly designated in accordance with the applicable provisions of the Touchstone Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

(h)           All federal and other tax returns and reports of the Acquiring Fund required by Law to have been filed (giving effect to any extensions) have been timely filed and are or were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquiring Fund which are due and payable (whether or not shown on any tax return) shall have been timely paid in full or provision has been made for payment thereof.  The Acquiring Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement.  All of the Acquiring Fund’s tax liabilities have been adequately provided for on its Books and Records in respect of all periods ending on or before the date of such Books and Records.  The Acquiring Fund has not had any tax deficiency or liability asserted against it that has not been previously disclosed in writing to the Acquired Fund or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquiring Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquiring Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

(i)           The Acquiring Fund has elected to be, and has met the requirements of Subchapter M of the Code for qualification and treatment as, a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements for its taxable year that includes the Effective Time, and intends to continue to meet such requirements for its subsequent taxable years.  The Acquiring Fund is treated as a separate corporation under Section 851(g) of the Code.  The Acquiring Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code.  The Acquiring Fund has no other tax liability (foreign, state, or local), except as accrued on the Acquiring Fund’s Books and Records.  The Acquiring Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(j)           The Acquiring Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

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(k)           Except as otherwise disclosed in writing to the Acquired Fund, the Acquiring Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its shares and has withheld in respect of dividends and other distributions and redemption proceeds and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(l)           The Acquiring Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(m)          The Acquiring Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(n)           The Acquiring Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations in (h) through (n).

(o)           The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to the terms of this Agreement will have been duly authorized at the Effective Time and, when so issued and delivered, will be registered under the 1933 Act, duly and validly issued, fully paid and non-assessable and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(p)           The current prospectus and statement of additional information of the Acquiring Fund, including any amendments and supplements thereto, conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.  To the best of the Acquiring Fund’s Knowledge, the Acquiring Fund currently complies in all material respects with all investment goals, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Fund.

(q)           The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto (i) each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement, and (ii) each does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquiring Fund Registrant makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund Registrant or the Acquired Fund and furnished by the Acquired Fund to the Acquiring Fund Registrant specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

(r)           The Acquiring Fund Registrant has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

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(s)           The Acquiring Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules and regulations thereunder.

(t)            (i)           Prior to the execution of this Agreement, the Acquiring Fund has delivered to the Acquired Fund Registrant true and complete copies of the Acquiring Fund’s audited statement of assets and liabilities of as of September 30, 2011, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

 (ii)          Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquiring Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

 (iii)         To the best of the Acquiring Fund’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquiring Fund’s audited financial statements as of September 30, 2011, or in the notes thereto, or as previously disclosed in writing to the Acquired Fund Registrant, there are no liabilities against, relating to or affecting the Acquiring Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquiring Fund or its properties or assets.  In particular, since September 30, 2011, to the best of the Acquiring Fund’s Knowledge and except as disclosed in writing to the Acquired Fund Registrant, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquiring Fund that would have a Material Adverse Effect on the Acquiring Fund or its properties or assets other than changes occurring in the ordinary course of business.

(u)           As of the date hereof, except as previously disclosed to the Acquired Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquiring Fund’s Knowledge, there have been no material miscalculations of the net asset value of the Acquiring Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquiring Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(v)           Except as disclosed in writing to the Acquired Fund, to the best of the Acquiring Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquiring Fund or its properties or assets other than changes occurring in the ordinary course of business.

(w)           The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Touchstone Advisors or its Affiliates.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1           OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Effective Time, it being understood that such ordinary course of business will include (a) customary dividends; (b) shareholder purchases and redemptions and (c) seeking to cause the continued good faith performance by the investment adviser, sub-adviser(s), administrator, distributor and other service

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providers of their respective responsibilities in accordance with their agreements with the Acquired Fund or the Acquiring Fund, as applicable, and applicable Law.  No Party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2           APPROVAL OF SHAREHOLDERS.  The Acquired Fund Registrant will call a special meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3           INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4           ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5           FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Effective Time.

5.6           FINANCIAL STATEMENTS.  At the Closing, the Acquired Fund will deliver to the Acquiring Fund an unaudited statement of assets and liabilities of the Acquired Fund, together with a schedule of portfolio investments as of and for the interim period ending at the Valuation Time.  These financial statements will present fairly in all material respects the financial position and portfolio investments of the Acquired Fund as of the Valuation Time in conformity with U.S. generally accepted accounting principles applied on a consistent basis, and there will be no material contingent liabilities of the Acquired Fund not disclosed in said financial statements.  These financial statements shall be certified by the Treasurer of the Acquired Fund Registrant as, to the best of his or her Knowledge, complying with the requirements of the preceding sentence.  The Acquired Fund also will deliver to the Acquiring Fund at the Effective Time (i) the detailed tax-basis accounting records for each security or other investment to be transferred to the Acquiring Fund hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security to be transferred to the Acquiring Fund and (ii) a statement of earnings and profits of the Acquired Fund for federal income tax purposes that shall be carried over by the Acquired Fund as a result of Code Section 381 and which shall be certified by the Treasurer of the Acquired Fund Registrant.

5.7           PROXY STATEMENT/ PROSPECTUS AND REGISTRATION STATEMENT.  The Parties will cooperate with each other in the preparation of the Proxy Statement/Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC in a form satisfactory to the Parties and their respective counsel as promptly as practicable.  Upon effectiveness of the Registration Statement, the Acquired Fund will cause the Proxy Statement/Prospectus to be delivered to shareholders of the Acquired Fund entitled to vote on this Agreement and the transactions contemplated herein in accordance with the Fifth Third Governing Documents.  Each Party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the shareholder meeting of the Acquired Fund to consider the approval of this Agreement and the transactions contemplated herein. If, at any time prior to the Effective Time, a Party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the

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Party discovering the item shall notify the other Parties and the Parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.8           PRE-CLOSING DIVIDEND. On or before the Effective Time, the Acquired Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable years ending on or before the Effective Time, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable years ending on or before the Effective Time.

5.9           TAX-FREE REORGANIZATION.  It is the intention of the parties that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code.  None of the Parties to this Agreement shall take any action or cause any action to be taken, including, without limitation, the filing of any tax return, that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.

5.10         INFORMATION.  The Parties will furnish to each other, and each other’s accountants, legal counsel and other representatives, as appropriate, throughout the period prior to the Effective Time, all such documents and other information concerning the Acquired Fund and the Acquiring Fund, respectively, and their business and properties as may reasonably be requested by the other Party.  Such cooperation shall include providing copies of reasonably requested documents and other information.  Each Party shall make its officers available on a mutually convenient basis to provide an explanation of any documents or information provided hereunder to the extent that such Party’s officers are familiar with such documents or information.

5.11         NOTICE OF MATERIAL CHANGES.  Each Party will notify the other Parties of any event causing a Material Adverse Effect to such Party as soon as practicable following such Party’s Knowledge of any event causing such a Material Adverse Effect.

5.12         OTHER NECESSARY ACTION.  The Parties will each take all necessary action and use their reasonable best efforts to complete all filings, obtain all governmental and other consents and approvals and satisfy any other provision required for consummation of the transactions contemplated by this Agreement.

5.13         ISSUED SHARES.  The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to this Agreement, will have been duly authorized at the Effective Time.  Said shares when issued and delivered will be registered under the 1933 Act, will be duly and validly issued, fully paid and non-assessable.  No shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

5.14         FINAL TAX RETURNS AND FORMS 1099 OF ACQUIRED FUND.  After the Effective Time, except as otherwise agreed to in writing by the Parties, the Acquired Fund shall or shall cause its agents to prepare any federal, state or local returns, including any Forms 1099, required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

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5.15         COMPLIANCE WITH SECTION 15(f).  The Acquiring Fund Registrant agrees that, for the minimum time periods specified in Section 15(f) of the 1940 Act it shall take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (a) at least seventy-five percent (75%) of the trustees of the Acquiring Fund Registrant shall not be “interested persons” (as that term is defined in the 1940 Act) of the Acquiring Fund’s investment adviser or the Acquired Fund’s investment adviser; (b) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) shall be imposed on the Acquired Fund; and (c) each vacancy among the trustees of the Acquiring Fund Registrant which must be filled by a person who is neither an interested person of the Acquiring Fund’s investment adviser nor of the Acquired Fund’s investment adviser so as to comply with Section 15(f) of the 1940 Act, as if such Section were applicable, shall be filled in the manner specified by Section 16(b) of the 1940 Act.  The Acquiring Fund Registrant may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to FTAM.

ARTICLE VI

CONDITIONS PRECEDENT

6.1           Conditions Precedent to Obligations of the Acquired Fund Registrant.  The obligations of the Acquired Fund Registrant, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund Registrant and the Acquiring Fund of all of their obligations to be performed by them pursuant to this Agreement on or before the Effective Time, and, in addition thereto, subject to the following further conditions unless waived by the Acquired Fund Registrant in writing:

(a)
All representations and warranties of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquiring Fund and the Acquiring Fund Registrant shall be given a period of ten Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b)	The Acquiring Fund shall have furnished to the Acquired Fund the opinion of Pepper Hamilton LLP dated as of the Effective Time, substantially to the effect that:

(i)           the Acquiring Fund Registrant is a statutory trust, validly existing under the Delaware Statutory Trust Act, and, to such counsel’s knowledge, has power under the Touchstone Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii)          the Acquiring Fund Registrant is registered with the SEC under the 1940 Act as an open-end management investment company and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

(iii)         the Acquiring Fund Shares to be issued and delivered by the Acquiring Fund Registrant pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable under the Delaware Statutory Trust Act and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;

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(iv)         except as disclosed in writing to the Acquired Fund, such counsel knows of no material legal proceedings pending against the Acquiring Fund Registrant;

(v)          the execution and delivery of this Agreement has been duly authorized by all requisite trust action; this Agreement has been duly executed and delivered by the Acquiring Fund Registrant on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery by the Acquired Fund Registrant on behalf of the Acquired Fund, constitutes a valid and legally binding obligation of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund Registrant in accordance with its terms;

(vi)         the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;

(vii)        the execution and delivery of this Agreement by the Acquiring Fund Registrant did not and the consummation of the transactions herein contemplated by the Acquiring Fund Registrant will not result in a material breach of the terms or provisions of, or constitute a material default under the Touchstone Governing Documents;

(viii)       the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquiring Fund Registrant or the Acquiring Fund of any provisions of any statutory federal securities Law or the Delaware Statutory Trust Act; and

(ix)         to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required to be made on the part of the Acquiring Fund Registrant in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and the Delaware Statutory Trust Act.

Such opinion shall be subject to such qualifications or limitations as are customary with respect to the subject matter thereof.  In rendering such opinion, Pepper Hamilton LLP may rely upon certificates of officers of the Acquiring Fund Registrant and of public officials as to matters of fact.

(c)
The Acquiring Fund shall have furnished to the Acquired Fund a certificate of the Acquiring Fund, signed by the President or Vice President and Treasurer of the Acquiring Fund Registrant, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

(i) to the best of their Knowledge, the representations and warranties of the Acquiring Fund Registrant in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquiring Fund Registrant has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and
(ii) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose are pending or, to such officers’ Knowledge, threatened in writing.

(d)	An officer of the Acquired Fund Registrant shall have received the confirmation from the Acquiring Fund or BNY Mellon required under paragraph 3.4 of this Agreement.

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(e)
The Acquiring Fund shall have duly executed and delivered to the Acquired Fund such assumptions of Liabilities and other instruments as the Acquired Fund may reasonably deem necessary or desirable to evidence the transactions contemplated by this Agreement, including the assumption of the Liabilities of the Acquired Fund by the Acquiring Fund.

(f)
The Acquiring Fund Registrant, on behalf of the Acquiring Fund, shall have entered into an expense limitation agreement with Touchstone Advisors consistent with the form of expense limitation agreement filed with the Registration Statement and in the amounts and duration as disclosed in the Registration Statement.

6.2          Conditions Precedent to Obligations of the Acquiring Fund Registrant.  The obligations of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund Registrant and the Acquired Fund of all of their obligations to be performed by them pursuant to this Agreement on or before the Effective Time, and, in addition thereto, subject to the following further conditions unless waived by the Acquiring Fund Registrant in writing:

(a)          All representations and warranties of the Acquired Fund Registrant, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquired Fund and the Acquired Fund Registrant shall be given a period of ten Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b)          The Acquired Fund shall have furnished to the Acquiring Fund the opinion of Vedder Price P.C. dated as of the Effective Time, substantially to the effect that:

(i)           the Acquired Fund Registrant is a business trust, validly existing under the laws of the Commonwealth of Massachusetts, and, to such counsel’s knowledge, has power under the Fifth Third Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii)          the Acquired Fund Registrant is registered with the SEC under the 1940 Act as an open-end management investment company and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

(iii)         except as disclosed in writing to the Acquiring Fund, such counsel knows of no material legal proceedings pending against the Acquired Fund Registrant;

(iv)         the execution and delivery of this Agreement has been duly authorized by all requisite trust action; this Agreement has been duly executed and delivered by the Acquired Fund Registrant on behalf of the Acquired Fund and, assuming due authorization, execution and delivery by the Acquiring Fund Registrant on behalf of the Acquiring Fund, constitutes a valid and legally binding obligation of the Acquired Fund Registrant, on behalf of the Acquired Fund, enforceable against the Acquired Fund Registrant in accordance with its terms;

(v)          the execution and delivery of this Agreement by the Acquired Fund Registrant did not and the consummation of the transactions herein contemplated by the Acquired Fund Registrant will not result in a material breach of the terms or provisions of, or constitute a material default

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under, the Fifth Third Governing Documents (assuming that approval of shareholders of the Acquired Fund has been obtained);

(vi)          the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquired Fund Registrant or the Acquired Fund of any provisions of any statutory federal securities Law or the statutory laws of the Commonwealth of Massachusetts as they relate to voluntary associations commonly referred to as “Massachusetts business trusts;” and

(vii)         to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required to be made on the part of the Acquired Fund Registrant in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and the laws of the Commonwealth of Massachusetts and such authorizations and filings as are necessary to terminate the Acquired Fund as a series of a Massachusetts business trust.

Such opinion shall be subject to such qualifications or limitations as are customary with respect to the subject matter thereof.  In rendering such opinion, Vedder Price P.C. may rely upon certificates of officers of the Acquired Fund Registrant and of public officials as to matters of fact.

(c)          The Acquired Fund shall have furnished to the Acquiring Fund the unaudited financial statements required by paragraph 5.6.

(d)          The Acquired Fund shall have furnished to the Acquiring Fund a certificate of the Acquired Fund, signed by the President or Vice President and Treasurer of the Acquired Fund Registrant, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus, the Registration Statement (and any supplement thereto) and this Agreement and that:

(i)           to the best of their Knowledge, the representations and warranties of the Acquired Fund Registrant in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquired Fund Registrant has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and

(ii)          since the date of the most recent financial statements of the Acquired Fund included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business of the Acquired Fund (other than changes in the ordinary course of business, including, without limitation, dividends and other distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).

(e)          The Acquired Fund shall have duly executed and delivered to the Acquiring Fund Registrant such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Acquired Fund’s custodian and instructions to the Acquiring Fund Registrant’s transfer agent (“Transfer Documents”) as the Acquiring Fund Registrant may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund of all of the right, title and interest of the Acquired Fund in and to the respective Fund Assets of the Acquired Fund.  In each case, the Fund Assets of the Acquired Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

(f)          The Acquiring Fund shall have received:  (i) a certificate of an authorized signatory of Acquired Fund Custodian, as custodian for the Acquired Fund, stating that the Fund Assets of

19

the Acquired Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory of Brown Brothers Harriman & Co., as custodian for the Acquiring Fund, stating that the Fund Assets of the Acquired Fund have been received; and (iii) a certificate of an authorized signatory of the Acquired Fund confirming that the Acquired Fund has delivered its records containing the names and addresses of the record holders of the Acquired Fund shares and the number and percentage (to three decimal places) of ownership of the Acquired Fund shares owned by each such holder as of the close of business at the Valuation Time.

(g)           At the Valuation Time and Effective Time, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, there shall have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act.  At the Valuation Time and Effective Time, all Liabilities chargeable to the Acquired Fund which are required to be reflected in the net asset value per share of a share class of the Acquired Fund in accordance with applicable Law will be reflected in the net asset value per share of the Acquired Fund.

(h)           The Acquired Fund’s agreements with each of its service contractors shall have terminated at the Effective Time, and each Party has received assurance that no claims for damages (liquidated or otherwise) will arise as a result of such termination.

ARTICLE VII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Effective Time with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

7.1         This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Fifth Third Governing Documents. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 7.1.

7.2         At the Effective Time, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

7.3         All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a Material Adverse Effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

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7.4         The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

7.5         Each of the Acquiring Fund and the Acquired Fund shall have received a favorable opinion of Pepper Hamilton LLP substantially to the effect that, for federal income tax purposes:

(i)           The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund’s assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares, followed by the distribution of such Acquiring Fund Shares by the Acquired Fund in complete liquidation to the Acquired Fund shareholders in exchange for their Acquired Fund shares, all as provided in this Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii)          Under Code Section 361, no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund shareholders in complete liquidation, as contemplated in this Agreement;

(iii)         Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in this Agreement;

(iv)         Under Code Section 362(b), the tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization;

(v)          Under Code Section 1223(2), the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(vi)         Under Code Section 354, no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares solely for the Acquiring Fund Shares in the Reorganization;

(vii)        Under Code Section 358, the aggregate tax basis of the Acquiring Fund Shares to be received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

(viii)       Under Code Section 1223(1), an Acquired Fund shareholder’s holding period for the Acquiring Fund Shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided that the Acquired Fund shareholder held the Acquired Fund shares as a capital asset at the time of the Reorganization.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (B) any Acquired Fund shareholder or

21

Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 7.5.

ARTICLE VIII

EXPENSES

8.1           The Acquired Fund and the Acquiring Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article VIII.  Touchstone Advisors, FTAM and/or their respective Affiliates will bear and pay, in such proportion as may be agreed upon in writing by such parties, all fees and expenses associated with the Parties’ participation in the Reorganization without regard to whether the Reorganization is consummated.  Reorganization expenses shall include, without limitation, obtaining shareholder approval of the Reorganization.  The Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states.

8.2           All such fees and expenses so borne and paid by Touchstone Advisors, FTAM and/or their respective Affiliates shall be solely and directly related to the transactions contemplated by this Agreement and shall be paid directly by Touchstone Advisors, FTAM and/or their Affiliates to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187.  The responsibility for payment shall be allocated between Touchstone Advisors and FTAM (and/or any Affiliate thereof) as may be agreed in writing by and between Touchstone Advisors and FTAM.

ARTICLE IX

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

9.1           The Acquiring Fund Registrant, on behalf of the Acquiring Fund, and the Acquired Fund Registrant, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

9.2           Except as specified in the next sentence set forth in this paragraph 9.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Effective Time shall continue in effect beyond the consummation of the transactions contemplated hereunder.

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ARTICLE X

TERMINATION

This Agreement may be terminated by the mutual agreement of the Acquiring Fund Registrant and the Acquired Fund Registrant.  In addition, either the Acquiring Fund Registrant or the Acquired Fund Registrant may at its option terminate this Agreement at or before the Effective Time due to:

a)	a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Effective Time, if not cured within 30 days; or

b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met.

In addition to the foregoing, this Agreement shall terminate automatically upon the termination of the Purchase Agreement.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquiring Fund Registrant, the Acquired Fund, the Acquired Fund Registrant, or their respective trustees or their respective officers.

ARTICLE XI

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquired Fund Registrant, on behalf of the Acquired Fund, and the Acquiring Fund Registrant, on behalf of the Acquiring Fund, and as specifically authorized by their respective Boards; provided, however, that following the meeting of the Acquired Fund shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflict of laws rules thereof that would require the application of the laws of another jurisdiction.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied

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is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquiring Fund Registrant personally, but shall bind only the property of the Acquiring Fund, as provided in the Declaration of Trust of the Acquiring Fund Registrant.  The execution and delivery of this Agreement have been authorized by the Touchstone Board on behalf of the Acquiring Fund and signed by authorized officers of the Acquiring Fund Registrant, acting as such.  Neither the authorization by the Touchstone Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund as provided in the Declaration of Trust of the Acquiring Fund Registrant.

It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund Registrant personally, but shall bind only the property of the Acquired Fund, as provided in the Declaration of Trust of the Acquired Fund Registrant.  The execution and delivery of this Agreement have been authorized by the Fifth Third Board on behalf of the Acquired Fund and signed by authorized officers of the Acquired Fund Registrant, acting as such.  Neither the authorization by the Fifth Third Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Declaration of Trust of the Acquired Fund Registrant.

ARTICLE XIII

DEFINITIONS

As used in this Agreement, the following terms have the following meanings:

“Action or Proceeding” means any action, suit or proceeding by any Person, or any investigation or audit by any Governmental or Regulatory Body.

“Affiliate” means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.

“Affiliated Person” shall mean, with respect to any Person, an “affiliated person” of such Person as such term is defined in Section 2(a)(3) of the 1940 Act.

“Books and Records” means a Parties’ accounts, books, records or other documents (including but not limited to minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records) required to be maintained by the Parties with respect to the Acquired Fund or the Acquiring Fund, as applicable, pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder.

“Business Day” means a day other than (a) a day which the New York Stock Exchange is closed, (b) Saturday or Sunday or (c) a day during which trading on the New York Stock Exchange is restricted.

“Governmental or Regulatory Body” means any court, tribunal, or government or political subdivision, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision.

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“Knowledge” means (i) with respect to the Acquired Fund Registrant and the Acquired Fund, the actual knowledge of the Acquired Fund Registrant’s officers and FTAM in its capacity as adviser to the Acquired Fund; and (ii) with respect to the Acquiring Fund Registrant and the Acquiring Fund, the actual knowledge of the Acquiring Fund Registrant’s officers, or Touchstone Advisors in its respective capacity as a service provider to the Acquiring Fund Registrant.

“Law” means any law, statute, rule, regulation or ordinance of any Governmental or Regulatory Body.

“Material Adverse Effect” as to any Person means a material adverse effect on the business, results of operations or financial condition of such Person.  For purposes of this definition, a decline in net asset value of the Acquired Fund or Acquiring Fund arising out of its investment operations or declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing interests in such fund, shall not constitute a “Material Adverse Effect.”

“NYSE” means New York Stock Exchange.

“1940 Act” means the Investment Company Act of 1940, as amended.

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Order” means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.

“Person” means any individual, corporation, partnership, limited liability company, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.

“Purchase Agreement” means the Stock and Bond Mutual Funds Purchase Agreement by and among Touchstone Advisers, FTAM and Fifth Third Financial Corporation, dated April 4, 2012.

“Fifth Third Governing Documents” means the Amended and Restated By-Laws of Fifth Third Funds dated December 10, 2008 and the Amended and Restated Declaration of Trust of Fifth Third Funds dated November 6, 2003, as they may be amended from time to time.

“SEC” means the U.S. Securities and Exchange Commission.

“Touchstone Governing Documents” means the By-laws of Constellation Funds as amended and restated November 18, 2004 and the Amended and Restated Agreement and Declaration of Trust dated September 7, 1998, as amended through November 17, 2006, as they may be amended from time to time.
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IN WITNESS WHEREOF, the Parties, Touchstone Advisors, Inc. and Fifth Third Asset Management, Inc. have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

FIFTH THIRD FUNDS, on behalf of Fifth Third Short Term Bond Fund

By:	/s/ E. Keith Wirtz

Name:	E. Keith Wirtz

Title:	President

TOUCHSTONE FUNDS GROUP TRUST, on behalf of Touchstone Ultra Short Duration Fixed Income Fund

By:	/s/ Tim Paulin

Name:	Tim Paulin

Title:	VP

FIFTH THIRD ASSET MANAGEMENT, INC.

By:	/s/ E. Keith Wirtz

Name:	E. Keith Wirtz

Title:	President

Solely for purposes of Article VIII

TOUCHSTONE ADVISORS, INC.

By:	/s/ Tim Paulin

Name:	Tim Paulin

Title:	VP

By:	/s/ Steve Graziano

Name:	Steve Graziano

Title:	President

Solely for purposes of Article VIII

[Signature Page to Agreement and Plan of Reorganization]

EXHIBIT A

The following chart shows (i) the Acquired Fund and its classes of shares and (ii) the Acquiring Fund and its classes of shares:

Acquired Fund, a series of Fifth Third Funds, and its Classes of Shares	Acquiring Fund, a series of Touchstone Funds Group Trust, and its Classes of Shares
Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund
Class A	Class A
Class C	Class C
Institutional	Class Y

EXHIBIT B: COMPARISON OF THE FUNDAMENTAL INVESTMENT LIMITATIONS

A fundamental investment limitation cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.  The following charts compare the fundamental investment limitations of each Acquired Fund and the corresponding Acquiring Fund and sets forth the material differences, if any.  Some of the Funds have also adopted non-fundamental limitations which restrict circumstances in which and the degree to which the Funds can engage in borrowing, engage in lending, purchase securities on margin, invest in illiquid securities, invest in options, invest in investment companies and make short sales. Each Fund may be subject to other investment limitations that are not identified below. The full list of each Fund’s fundamental and non-fundamental investment limitations may be found in each Fund’s respective SAI and the SAIs related to this Prospectus/Proxy Statement. Please see the front cover page for information on how to obtain a copy of the each Fund’s respective SAI and the SAIs related to this Prospectus/Proxy Statement.

Fundamental Investment Limitation	Acquired Funds	Acquiring Funds	Material Differences
	Fifth Third Quality Growth Fund Fifth Third Mid Cap Growth Fund	Touchstone Large Cap Growth Fund Touchstone Growth Opportunities Fund
Diversification
A Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations, and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.
Each Fund is a “non-diversified company” as defined in the 1940 Act.
As non-diversified companies, the Touchstone Large Cap Growth Fund and the Touchstone Growth Opportunities Fund may invest more of their assets in the securities of fewer companies than if they were a diversified company. Because each investment may have a greater effect on a non-diversified company’s performance, a non-diversified company would likely be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Borrowing Money and Senior Securities	A Fund will not issue senior securities, except that each Fund may borrow money directly or through reverse repurchase agreements in amounts up	A Fund may not engage in borrowing except as permitted by the Investment Company Act of 1940, any rule, regulation or order under	The Fifth Third Quality Growth Fund and the Fifth Third Mid Cap Growth Fund may only borrow as a temporary measure for extraordinary or

	Acquired Funds	Acquiring Funds
Fundamental Investment Limitation	Fifth Third Quality Growth Fund Fifth Third Mid Cap Growth Fund	Touchstone Large Cap Growth Fund Touchstone Growth Opportunities Fund	Material Differences

to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund may enter into futures contracts, as applicable. A Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, the Funds do not intend to borrow money for investment leverage.
A Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing.

the Act or any SEC staff interpretation of the 1940 Act.

A Fund may not issue senior securities except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the 1940 Act.

emergency purposes or to meet certain redemption requests.  Furthermore, the Fifth Third Quality Growth Fund and the Fifth Third Mid Cap Growth Fund are prohibited from purchasing any securities while borrowings exceed 5% of the Fund’s total assets.

There are no material differences with respect to each Fund’s fundamental investment restrictions on investing in senior securities.

Underwriting
A Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

A Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, a Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.
There are no material differences.
Loans	A Fund will not lend any of its respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to	A Fund may not make loans to other persons except that a Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities,	The Fifth Third Quality Growth Fund and the Fifth Third Mid Cap Growth Fund may lend cash to other Funds of the Trust.

	Acquired Funds	Acquiring Funds
Fundamental Investment Limitation	Fifth Third Quality Growth Fund Fifth Third Mid Cap Growth Fund	Touchstone Large Cap Growth Fund Touchstone Growth Opportunities Fund	Material Differences

one-third of the value of the Fund’s total assets may be lent to third parties. The preceding limitation shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.

(4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the 1940 Act.

Real Estate
A Fund will not purchase or sell real estate, including limited partnership interests, although a Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

A Fund may not purchase or sell real estate except that a Fund may (1) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments (2) purchase or sell securities or other instruments backed by real estate or interests in real estate and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts that invest, deal or otherwise engage in transactions in real estate or interests in real estate.
There are no material differences.
Commodities
A Fund will not purchase or sell commodities or commodity contracts except to the extent that a Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

A Fund may not purchase or sell physical commodities except that a Fund may (1) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by
The Fifth Third Quality Growth Fund and the Fifth Third Mid Cap Growth Fund investments in commodities are limited to commodities contracts relating to financial instruments.

	Acquired Funds	Acquiring Funds
Fundamental Investment Limitation	Fifth Third Quality Growth Fund Fifth Third Mid Cap Growth Fund	Touchstone Large Cap Growth Fund Touchstone Growth Opportunities Fund	Material Differences
physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.
Concentration of Investments
The Fund will not invest 25% or more of the value of its total assets in any one industry, except that each Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

A Fund may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of a Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.
There are no material differences.
Short Selling and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, but the Fund may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

		None	The Touchstone Large Cap Growth Fund and the Touchstone Growth Opportunities Fund do not have a similar fundamental investment policy as the corresponding Acquired Funds.
Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on
		None	The Touchstone Large Cap Growth Fund and the Touchstone Growth Opportunities Fund do not have a similar fundamental investment policy as the corresponding Acquired Funds.

	Acquired Funds	Acquiring Funds
Fundamental Investment Limitation	Fifth Third Quality Growth Fund Fifth Third Mid Cap Growth Fund	Touchstone Large Cap Growth Fund Touchstone Growth Opportunities Fund	Material Differences
stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund’s assets.

Fundamental Investment Limitations	Acquired Fund	Acquiring Fund	Material Differences
	Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund
Diversification
The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations, and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.

The Fund may not with respect to 75% of the Fund’s assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the United States government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

There are no material differences.
Borrowing Money and Senior Securities
The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and

The Fund may not borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase
The Fifth Third Short Term Bond Fund may only borrow as a temporary measure for extraordinary or emergency purposes or to meet certain redemption requests. There are no material

	Acquired Fund	Acquiring Fund
Fundamental Investment Limitations	Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund	Material Differences

except to the extent that the Fund may enter into futures contracts, as applicable. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, the Fund does not intend to borrow money for investment leverage.
The Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing.

securities or require the fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowings exceed 5% of its total assets.

The Fund may not issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.
differences with respect to each Fund’s fundamental investment restrictions on investing in senior securities.
Underwriting
The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.
		The Fund may not act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.	There are no material differences.
Loans
The Fund will not lend any of its respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of the Fund’s total assets may be lent to third parties. The preceding limitation shall not prevent the Fund from purchasing or holding U.S. government obligations,

The Fund may not make loans to other persons except through the lending of its portfolio securities, provided that this limitation does not apply to the purchase of debt securities and loan participations and/or engaging in direct corporate loans or repurchase agreements in accordance with its investment objectives and

The Fifth Third Short Term Bond Fund may lend cash to other Funds of the Trust.

	Acquired Fund	Acquiring Fund
Fundamental Investment Limitations	Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund	Material Differences

money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.

policies. The loans cannot exceed 33 1/3% of a Fund’s assets. A Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted to the Fund by the SEC.

For example, at a minimum, the Fund will not make any such loans unless all requirements regarding common control and ownership of Fund shares are met.

Real Estate and Commodities
The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

The Fund will not purchase or sell commodities or commodity contracts except to the extent that the Fund  may engage in transactions involving financial futures contracts or options on financial futures contracts.

The Fund may not purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts  relating to financial instruments, such as financial futures contracts and options on such contracts.

The Touchstone Ultra Short Duration Fixed Income Fund’s fundamental restriction permits investments only in marketable securities of companies that own, invest, or deal in real estate.

There are no material differences with respect to each Fund’s fundamental investment restrictions on investing in commodities.

Concentration of Investments
The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.
		The Fund may not invest more than 25% of the Fund’s assets in securities issued by companies in a single industry or related group of industries.	There are no material differences.
Short Selling and Buying	The Fund will not sell any	None	The Touchstone Ultra

	Acquired Fund	Acquiring Fund
Fundamental Investment Limitations	Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund	Material Differences
on Margin
securities short or purchase any securities on margin, but the Fund may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

Short Duration Fixed Income Fund does not have a similar fundamental investment policy.
Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund’s assets.
		None	The Touchstone Ultra Short Duration Fixed Income Fund does not have a similar fundamental investment policy.
Oil, Gas or other mineral exploration	None	The Fund may not invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.	The Fifth-Third Short Term Bond Fund does not have a similar fundamental investment policy.

Fundamental Investment Limitations	Acquired Funds	Acquiring Funds	Material Differences
	Fifth Third High Yield Bond Fund Fifth Third Total Return Bond Fund	Touchstone High Yield Fund Touchstone Core Bond Fund
Diversification
The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations, and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.

The Fund may not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
There are no material differences.
Borrowing Money and Senior Securities
The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that the Fund may enter into futures contracts, as applicable. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any

The Fund may not engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

The Fund may not issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

The Fifth Third High Yield Bond Fund and the Fifth Third Total Return Bond Fund may only borrow as a temporary measure for extraordinary or emergency purposes or to meet certain redemption requests.  Furthermore, the Fifth Third High Yield Bond Fund and the Fifth Third Total Return Bond Fund are prohibited from purchasing any securities while borrowings exceed 5% of the Fund’s total assets.

There are no material differences with respect to each Fund’s fundamental investment restrictions on investing in senior securities.

	Acquired Funds	Acquiring Funds
Fundamental Investment Limitations	Fifth Third High Yield Bond Fund Fifth Third Total Return Bond Fund	Touchstone High Yield Fund Touchstone Core Bond Fund	Material Differences

securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, the Fund does not intend to borrow money for investment leverage. The Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing.

Underwriting
The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

The Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.
There are no material differences.
Loans
The Fund will not lend any of its respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of the Fund’s total assets may be lent to third parties. The preceding limitation shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.

The Fund may not make loans to other persons except that the Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, where the loans do not exceed 33 1/3% of a Fund’s assets, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

The Fifth Third High Yield Bond Fund and the Fifth Third Total Return Bond Fund may lend cash to other Funds of the Trust.
Real Estate	The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in securities of issuers whose	The Fund may not purchase or sell real estate except that the Fund may (1) hold and sell real estate acquired as a result of the	There are no material differences.

	Acquired Funds	Acquiring Funds
Fundamental Investment Limitations	Fifth Third High Yield Bond Fund Fifth Third Total Return Bond Fund	Touchstone High Yield Fund Touchstone Core Bond Fund	Material Differences
business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by real estate or interests in real estate, and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

Commodities
The Fund will not purchase or sell commodities or commodity contracts except to the extent that the Fund  may engage in transactions involving financial futures contracts or options on financial futures contracts.

The Fund may not purchase or sell physical commodities except that the Fund may (i) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.
The Fifth Third High Yield Bond Fund and the Fifth Third Total Return Bond Fund investments in commodities are limited to commodities contracts relating to financial instruments.
Concentration of Investments
The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

The Fund may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

There are no material differences.
Short Selling and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, but the Fund may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by the Fund of initial
		None	The Touchstone High Yield Fund and the Touchstone Core Bond Fund do not have a similar fundamental investment policy as the corresponding Acquired Funds.

	Acquired Funds	Acquiring Funds
Fundamental Investment Limitations	Fifth Third High Yield Bond Fund Fifth Third Total Return Bond Fund	Touchstone High Yield Fund Touchstone Core Bond Fund	Material Differences
or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund’s assets.
		None	The Touchstone High Yield Fund and the Touchstone Core Bond Fund do not have a similar fundamental investment policy as the corresponding Acquired Funds.

Fundamental Investment Limitations	Acquired Funds	Acquiring Fund	Material Differences
	Fifth Third Disciplined Large Cap Value Fund Fifth Third All Cap Value Fund	Touchstone Value Fund
Diversification
The Funds may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations, and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.
No fundamental policy. The Fund is “non-diversified.
As a non-diversified company the Touchstone Value Fund may invest more of its assets in the securities of fewer companies than if it were a diversified company. Because each investment may have a greater effect on a non-diversified company’s performance, a non-diversified company would likely be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Borrowing Money and Senior Securities
The Funds will not issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund may enter into futures contracts, as applicable. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds
The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.
The Fifth Third Disciplined Large Cap Value Fund and the Fifth Third All Cap Value Fund may only borrow as a temporary measure for extraordinary or emergency purposes or to meet certain redemption requests. Furthermore, the Fifth Third Disciplined Large Cap Value Fund and the Fifth Third All Cap Value Fund are prohibited from purchasing any securities while borrowings exceed 5% of the Fund’s total assets.

There are no material differences with respect to each Fund’s fundamental investment restrictions on

	Acquired Funds	Acquiring Fund
Fundamental Investment Limitations	Fifth Third Disciplined Large Cap Value Fund Fifth Third All Cap Value Fund	Touchstone Value Fund	Material Differences

will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, the Funds do not intend to borrow money for investment leverage. The Funds do not consider a cash advance used to cover a short-term overdraft to be a borrowing.
investing in senior securities.
Underwriting
The Funds will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

The Fund may not underwrite the securities of other issuers.  This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933, as amended.
There are no material differences.
Loans
The Funds will not lend any of their respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of a Fund’s total assets may be lent to third parties. The preceding limitation shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.

The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.  This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering repurchase agreements, lending portfolio securities or investing in loans, including assignments and participation interests.
The Fifth Third Disciplined Large Cap Value Fund and the Fifth Third All Cap Value Fund may lend cash to other Funds of the Trust.
Real Estate	The Funds will not purchase or sell real estate, including limited partnership interests,	The Fund may not purchase or sell real estate unless acquired as a result	There are no material differences.

	Acquired Funds	Acquiring Fund
Fundamental Investment Limitations	Fifth Third Disciplined Large Cap Value Fund Fifth Third All Cap Value Fund	Touchstone Value Fund	Material Differences
although a Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
of ownership of securities or other instruments.  This restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Commodities
The Funds will not purchase or sell commodities or commodity contracts except to the extent that a Fund  may engage in transactions involving financial futures contracts or options on financial futures contracts.

The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.  This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.
The Fifth Third Disciplined Large Cap Value Fund and the Fifth Third All Cap Value Fund investments in commodities are limited to commodities contracts relating to financial instruments.
Concentration of Investments
A Fund will not invest 25% or more of the value of its total assets in any one industry, except that each Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry.  This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations.
There are no material differences.
Short Selling and Buying on Margin	A Fund will not sell any securities short or purchase any securities on margin, but a Fund may obtain such short-term credits as are necessary for clearance of purchases and	None	The Touchstone Value Fund does not have a similar fundamental investment policy as the corresponding Acquired Funds.

	Acquired Funds	Acquiring Fund
Fundamental Investment Limitations	Fifth Third Disciplined Large Cap Value Fund Fifth Third All Cap Value Fund	Touchstone Value Fund	Material Differences

sales of securities. The deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

Pledging Assets
A Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund’s assets.
		None	The Touchstone Value Fund does not have a similar fundamental investment policy as the corresponding Acquired Funds.
Dealing in Put and Call Options
With respect to the Fifth Third All Cap Value Fund only, the Fund will not buy or sell put options (with the exception of listed put options on financial futures contracts), call options (with the exception of listed call options or over-the-counter call options on futures contracts), straddles, spreads, or any combination of these.
		None	The Touchstone Value Fund does not have a similar fundamental investment policy as the corresponding Acquired Funds.

Fundamental Investment Limitations	Acquired Funds	Acquiring Funds	Material Differences
Fifth Third LifeModel
Aggressive FundSM

Fifth Third LifeModel
Moderately Aggressive
FundSM

Fifth Third LifeModel
Moderate FundSM

Fifth Third LifeModel
Moderately Conservative
FundSM

Fifth Third LifeModel
Conservative FundSM
Touchstone Growth Allocation Fund Touchstone Moderate Growth Allocation Fund Touchstone Balanced Allocation Fund Touchstone Conservative Allocation Fund
Diversification
A Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations, and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.

Each Fund is a “diversified company” as defined in the 1940 Act.  This means that a Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions.  This restriction does not prevent a Fund from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

There are no material differences.
Borrowing Money and Senior Securities
None of the Funds will not issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund may enter into futures contracts, as applicable. The Funds will not borrow money or engage in reverse repurchase agreements
A Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.
The Fifth Third LifeModel Aggressive FundSM, the
Fifth Third LifeModel Moderately Aggressive FundSM, the Fifth Third LifeModel Moderate FundSM, the Fifth Third LifeModel Moderately Conservative FundSMand the Fifth Third LifeModel Conservative FundSM may only borrow as a temporary measure for

	Acquired Funds	Acquiring Funds
Fundamental Investment Limitations
Fifth Third LifeModel
Aggressive FundSM

Fifth Third LifeModel
Moderately Aggressive
FundSM

Fifth Third LifeModel
Moderate FundSM

Fifth Third LifeModel
Moderately Conservative
FundSM

Fifth Third LifeModel
Conservative FundSM
		Touchstone Growth Allocation Fund Touchstone Moderate Growth Allocation Fund Touchstone Balanced Allocation Fund Touchstone Conservative Allocation Fund	Material Differences

for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, the Funds do not intend to borrow money for investment leverage.
The Funds do not consider a cash advance used to cover a short-term overdraft to be a borrowing.

extraordinary or emergency purposes or to meet certain redemption requests.  Furthermore, such Fifth Third Funds are prohibited from purchasing any securities while borrowings exceed 5% of the Fund’s total assets.

There are no material differences with respect to each Fund’s fundamental investment restrictions on investing in senior securities.

Underwriting
A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

A Fund may not underwrite the securities of other issuers.  This restriction does not prevent a Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933, as amended.

There are no material differences.
Loans
A Fund will not lend any of its respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of a
		A Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act	The Fifth Third LifeModel Aggressive FundSM, the Fifth Third LifeModel Moderately Aggressive FundSM, the Fifth Third LifeModel Moderate

	Acquired Funds	Acquiring Funds
Fundamental Investment Limitations
Fifth Third LifeModel
Aggressive FundSM

Fifth Third LifeModel
Moderately Aggressive
FundSM

Fifth Third LifeModel
Moderate FundSM

Fifth Third LifeModel
Moderately Conservative
FundSM

Fifth Third LifeModel
Conservative FundSM
		Touchstone Growth Allocation Fund Touchstone Moderate Growth Allocation Fund Touchstone Balanced Allocation Fund Touchstone Conservative Allocation Fund	Material Differences

Fund’s total assets may be lent to third parties. The preceding limitation shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.

Laws, Interpretations and Exemptions.  This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering repurchase agreements, lending portfolio securities or investing in loans, including assignments and participation interests.
FundSM, the Fifth Third LifeModel Moderately Conservative FundSM and the Fifth Third LifeModel Conservative FundSM may lend cash to other Funds of the Trust.
Real Estate
A Fund will not purchase or sell real estate, including limited partnership interests, although a Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

A Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.  This restriction does not prevent a Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
There are no material differences.
Commodities
A Fund will not purchase or sell commodities or commodity contracts except to the extent that a Fund  may engage in transactions involving financial futures contracts or options on financial futures contracts.

A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.  This restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or

The Fifth Third LifeModel Aggressive FundSM, the
Fifth Third LifeModel Moderately Aggressive FundSM, the Fifth Third LifeModel Moderate FundSM, the Fifth Third LifeModel Moderately Conservative FundSM and the Fifth Third LifeModel

	Acquired Funds	Acquiring Funds
Fundamental Investment Limitations
Fifth Third LifeModel
Aggressive FundSM

Fifth Third LifeModel
Moderately Aggressive
FundSM

Fifth Third LifeModel
Moderate FundSM

Fifth Third LifeModel
Moderately Conservative
FundSM

Fifth Third LifeModel
Conservative FundSM
		Touchstone Growth Allocation Fund Touchstone Moderate Growth Allocation Fund Touchstone Balanced Allocation Fund Touchstone Conservative Allocation Fund	Material Differences
		investing in securities that are secured by physical commodities.	Conservative FundSM investments in commodities are limited to commodities contracts relating to financial instruments.
Concentration of Investments
A Fund will not invest 25% or more of the value of its total assets in any one industry, except that a Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.  Underlying funds are not themselves considered to be included in an industry for purposes of the preceding limitation.

A Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry.  This restriction does not limit a Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations.
There are no material differences.

	Acquired Funds	Acquiring Funds
Fundamental Investment Limitations
Fifth Third LifeModel
Aggressive FundSM

Fifth Third LifeModel
Moderately Aggressive
FundSM

Fifth Third LifeModel
Moderate FundSM

Fifth Third LifeModel
Moderately Conservative
FundSM

Fifth Third LifeModel
Conservative FundSM
		Touchstone Growth Allocation Fund Touchstone Moderate Growth Allocation Fund Touchstone Balanced Allocation Fund Touchstone Conservative Allocation Fund	Material Differences
Short Selling and Buying on Margin
A Fund will not sell any securities short or purchase any securities on margin, but a Fund may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

None
The Touchstone Growth Allocation Fund, the Touchstone Moderate Growth Allocation Fund, the Touchstone Balanced Allocation Fund and the Touchstone Conservative Allocation Fund do not have a similar fundamental investment policy as the corresponding Acquired Funds.

Pledging Assets
A Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund’s assets.
None
The Touchstone Growth Allocation Fund, the Touchstone Moderate Growth Allocation Fund, the Touchstone Balanced Allocation Fund and the Touchstone Conservative Allocation Fund do not have a similar fundamental investment policy as the corresponding Acquired Funds.

Fundamental Investment Limitations	Acquired Funds	Acquiring Funds	Material Differences
	Fifth Third Micro Cap Value Fund Fifth Third Small Cap Value Fund Fifth Third International Equity Fund Fifth Third Strategic Income Fund	Touchstone Micro Cap Value Fund Touchstone Small Company Value Fund Touchstone International Value Fund Touchstone Strategic Income Fund
Diversification
A Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations, and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.

The Funds may not purchase securities of an issuer that would cause the Funds to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
There are no material differences.
Borrowing Money and Senior Securities
A Fund will not issue senior securities, except that each Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund may enter into futures contracts, as applicable. A Fund will not borrow money or engage in reverse

The Funds may not engage in borrowing except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

The Funds may not issue senior securities except as permitted by the Investment Company Act of 1940, any rule, regulation or order under

The Acquired Funds may only borrow as a temporary measure for extraordinary or emergency purposes or to meet certain redemption requests.  Furthermore, the Acquired Funds are prohibited from purchasing any securities while borrowings exceed 5% of the Fund’s total assets.

There are no material

	Acquired Funds	Acquiring Funds
Fundamental Investment Limitations	Fifth Third Micro Cap Value Fund Fifth Third Small Cap Value Fund Fifth Third International Equity Fund Fifth Third Strategic Income Fund	Touchstone Micro Cap Value Fund Touchstone Small Company Value Fund Touchstone International Value Fund Touchstone Strategic Income Fund	Material Differences

repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, the Funds do not intend to borrow money for investment leverage.
A Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing.
		the Act or any SEC staff interpretation of the Act.	differences with respect to each Fund’s fundamental investment restrictions on investing in senior securities.
Underwriting
A Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

The Funds may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, a Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.
There are no material differences.
Loans
A Fund will not lend any of its respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of the Fund’s total assets may be lent to third parties. The

The Funds may not make loans to other persons except that a Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending
The Acquired Funds may lend cash to other Funds of the Trust.

	Acquired Funds	Acquiring Funds
Fundamental Investment Limitations	Fifth Third Micro Cap Value Fund Fifth Third Small Cap Value Fund Fifth Third International Equity Fund Fifth Third Strategic Income Fund	Touchstone Micro Cap Value Fund Touchstone Small Company Value Fund Touchstone International Value Fund Touchstone Strategic Income Fund	Material Differences

preceding limitation shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.
arrangement permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.
Real Estate
A Fund will not purchase or sell real estate, including limited partnership interests, although a Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

The Funds may not purchase or sell real estate except that a Fund may (1) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments (2) purchase or sell securities or other instruments backed by real estate or interests in real estate and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts that invest, deal or otherwise engage in transactions in real estate or interests in real estate.
There are no material differences.
Commodities	A Fund will not purchase or sell commodities or commodity contracts except to the extent that a Fund may engage in transactions involving financial futures contracts or options on financial	The Funds may not purchase or sell physical commodities except that a Fund may (1) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other	The Acquired Funds investments in commodities are limited to commodities contracts relating to financial instruments.

	Acquired Funds	Acquiring Funds
Fundamental Investment Limitations	Fifth Third Micro Cap Value Fund Fifth Third Small Cap Value Fund Fifth Third International Equity Fund Fifth Third Strategic Income Fund	Touchstone Micro Cap Value Fund Touchstone Small Company Value Fund Touchstone International Value Fund Touchstone Strategic Income Fund	Material Differences
	futures contracts.	instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.
Concentration of Investments
The Fund will not invest 25% or more of the value of its total assets in any one industry, except that each Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

The Funds may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.
There are no material differences.
Short Selling and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, but the Fund may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

		None	The Acquiring Funds do not have a similar fundamental investment policy as the corresponding Acquired Funds.
Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit
		None	The Acquiring Funds do not have a similar fundamental investment policy as the corresponding Acquired Funds.

	Acquired Funds	Acquiring Funds
Fundamental Investment Limitations	Fifth Third Micro Cap Value Fund Fifth Third Small Cap Value Fund Fifth Third International Equity Fund Fifth Third Strategic Income Fund	Touchstone Micro Cap Value Fund Touchstone Small Company Value Fund Touchstone International Value Fund Touchstone Strategic Income Fund	Material Differences

of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund’s assets.

Dealing in Put and Call Options
The Fifth Third Micro Cap Value Fund and the Fifth Third Strategic Income Fund will not buy or sell put options (with the exception of listed put options on financial futures contracts), call options (with the exception of listed call options or over-the-counter call options on futures contracts), straddles, spreads, or any combination of these.
		None	The Acquiring Funds do not have a similar fundamental investment policy as the corresponding Acquired Funds.

EXHIBIT C: CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The shareholders of each Acquired Fund at the close of business on the Record Date will be entitled to be present and vote at the Special Meeting with respect to shares of the Acquired Fund owned as of the Record Date.  As of the Record Date, the total number of shares of each Acquired Fund outstanding and entitled to vote was as follows:

Acquired Funds	Number of Shares

[As of the Record Date, the Officers and Trustees of Fifth Third Funds owned less than 1% of any class of any Acquired Fund.]  [As of the Record Date, the Officers and Trustees of the Touchstone Trusts owned less than 1% of any class of any Acquiring Fund.]

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding class of an Acquired Fund or 5% or more of the outstanding Class A, Class C and Class Y shares of an Acquiring Fund.

Fund	Name and Address	Class of Shares	Number of Shares	Percent of Class	Percentage Ownership of Combined Fund after the Reorganization1

1 On a pro forma basis assuming that the value of the shareholder’s interest in the Fund on the date of the consummation of the Reorganization is the same as the record date.

C-1

EXHIBIT D: ACQUIRING FUNDS’ INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

Investment Goals and Principal Investment Strategies

Touchstone Large Cap Growth Fund

The Fund seeks long-term growth of capital.

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap U.S. companies.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  A large cap company has a market capitalization found within the Russell 1000 Index (between $395 billion and $541 billion at the time of its most recent reconstitution on May 31, 2012) at the time of purchase.  The size of the companies in the Russell 1000 Index will change with market conditions.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer.  The Fund may invest up to 10% of its total assets in the securities of one company.  The Fund’s investments may include companies in the technology sector.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

The sub-advisor, Navellier & Associates, Inc. (“Navellier”), seeks to identify and select inefficiently priced securities with strong appreciation potential by employing a proprietary investment process.  Navellier’s proprietary investment process is a disciplined quantitative, objective, “bottom-up,” process and contains the following three steps.  In the first step of the investment process, Navellier calculates and analyzes a “reward/risk ratio” for each potential investment. The reward/risk ratio is designed to identify stocks with above average potential returns and adjusted for risk.   In the second step of the investment process, Navellier applies two or more sets of fundamental criteria to identify attractive stocks among those with favorable reward/risk ratios. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria. Stocks with a combination of the applicable criteria are further considered in the third and final step of the investment process, which addresses the construction of the portfolio.  Stocks are selected and weighted according to a disciplined methodology designed to maximize potential return and minimize potential risk.

Every quarter Navellier evaluates the fundamental criteria used in the second step of the investment process.  The criteria included in this step and the relative weightings of each fundamental criterion are adjusted as necessary. This allows Navellier to monitor which criteria appear to be in favor in the financial markets. If a security held by the Fund does not meet the requirements of each step of Navellier’s investment process, then Navellier will evaluate the security and, if necessary, replace it.

Touchstone Growth Opportunities Fund

The Fund seeks long-term growth of capital.

The Fund invests primarily in stocks of domestic growth companies that the sub-advisor, Westfield Capital Management Company, L.P. (“Westfield”), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period.  In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential.  The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth.  Westfield evaluates companies by using fundamental analysis of the company’s financial statements, interviews with management, analysis of the company’s operations and product development and consideration of the company’s industry category.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Westfield expects to hold investments in the Fund for an average of 12 to 24 months.  However, changes in Westfield’s outlook and market conditions may significantly affect the amount of time the Fund holds a security.  The Fund’s portfolio turnover may vary greatly from year to year and during a particular year.  As a result, the Fund may engage in frequent and active trading as part of its principal investment strategy.

Westfield generally will sell a security if one or more of the following occurs:

(1) the predetermined price target objective is exceeded;
(2) there is an alteration to the original investment case;
(3) valuation relative to the stock’s peer group is no longer attractive; or
(4) better risk/reward opportunities may be found in other stocks.

Touchstone Value Fund

The Fund seeks to provide investors with long-term capital growth.

The Fund normally invests in equity securities of large and mid-cap companies (generally, companies with market capitalizations of approximately $2.5 billion or above) that the Fund’s sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) believes are undervalued.  Equity securities include common and preferred stocks. Barrow Hanley uses traditional methods of stock selection – research and analysis – to identify securities it believes are undervalued and searches for companies that have price to earnings and price to book ratios below the market and that have above average dividend yields.  Barrow Hanley’s investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature.  Barrow Hanley’s process seeks to identify the reasons for a temporary undervaluation of a company’s shares and believes that value can be added through individual stock selection.

Barrow Hanley utilizes risk management tools in an effort to keep the Fund from becoming over-exposed to particular market segments.  Barrow Hanley is a “bottom-up” value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes.  The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Barrow Hanley generally considers selling a security when it reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company’s fundamentals, or when other investment opportunities appear more attractive.

Touchstone High Yield Fund

The Fund seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.

The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in non-investment grade debt securities. Shareholders will be provided with at least 60 days’ prior notice of any change in this policy. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade debt securities are often referred to as “junk bonds” and are considered speculative. The Fund expects to have an average maturity of between 6 and 10 years, but it may vary to between 4 and 12 years.

In selecting securities for the Fund, the sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”), analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, Fort Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund’s portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund’s portfolio.

Touchstone Ultra Short Duration Fixed Income Fund

The Fund seeks maximum total return consistent with the preservation of capital.

The Fund invests, under normal market conditions, at least 80% of its assets in fixed income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund invests in a diversified portfolio of securities of different maturities including U.S. Treasury securities, U.S. government agency securities, securities of U.S. government-sponsored enterprises, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, municipal bonds and repurchase agreements. The Fund invests only in investment grade debt securities and does not invest in non-investment grade (i.e. “high yield”) debt securities. Investment grade debt securities are those having a rating of BBB-/Baa3 or higher from a major rating agency or, if a rating is not available, deemed to be of comparable quality by the sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”).

In selecting investments for the Fund, Fort Washington chooses fixed income securities that it believes are attractively priced relative to the market or to similar instruments. In addition, Fort Washington considers the “effective duration” of the Fund’s entire portfolio. Effective duration is a measure of a security’s price volatility or the risk associated with changes in interest rates. While the Fund may invest in securities with any maturity or duration, Fort Washington seeks to maintain an effective duration for the Fund of one year or less under normal market conditions.

Touchstone Core Bond Fund

The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.

The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in bonds. Bonds include mortgage-related securities, asset-backed securities, government securities and corporate debt securities. Shareholders will be provided with at least 60 days’ prior notice of any change in this policy. The Fund expects to have an average effective maturity of between 5 and 15 years. The Fund invests at least 80% of its total assets in investment-grade debt securities, but may invest up to 20% of its total assets in non-investment grade debt securities rated less than a BBB-/Baa3 rating by Moody’s Investors Service, Standard & Poor’s Ratings Group or Fitch Ratings. Non-investment grade debt securities are often referred to as “junk bonds” and are considered speculative.

In deciding what securities to buy and sell for the Fund, the sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”), analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund’s portfolio. Fort Washington follows a disciplined sector allocation process in order to build a broadly diversified portfolio of bonds.  The Fund may engage in frequent and active trading as part of its principal investment strategy.

Touchstone Growth Allocation Fund

The Fund seeks to provide investors with capital appreciation.

The Fund is a “fund of funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

Equity Fund Allocation 90-100%	Fixed-Income Fund Allocation 0-10%

The Fund’s sub-advisor, Ibbotson Associates, Inc. (“Ibbotson”), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund’s investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions.  Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).  When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund’s investment advisor, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings.  For information on the underlying funds, please see the section entitled “Additional Information Regarding the Underlying Funds” below in this Exhibit D.

Touchstone Moderate Growth Allocation Fund

The Fund seeks to provide investors with capital appreciation.

The Fund is a “fund of funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

Equity Fund Allocation 70-90%	Fixed-Income Fund Allocation 10-30%

The Fund’s sub-advisor, Ibbotson Associates, Inc. (“Ibbotson”), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund’s investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions.  Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).  When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund’s investment advisor, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings.  For information on the underlying funds, please see the section entitled “Additional Information Regarding the Underlying Funds” below in this Exhibit D.

Touchstone Balanced Allocation Fund

The Fund seeks to provide investors with capital appreciation and current income.

The Fund is a “fund of funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

Equity Fund Allocation	Fixed-Income Fund Allocation
50-70%	30-50%

The Fund’s sub-advisor, Ibbotson Associates, Inc. (“Ibbotson”), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest between 0-45% of its assets in any individual underlying fund.
Ibbotson and the Fund’s investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions.  Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).  When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund’s investment advisor, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings.  For information on the underlying funds, please see the section entitled “Additional Information Regarding the Underlying Funds” below in this Exhibit D.

Touchstone Conservative Allocation Fund

The Fund seeks to provide investors with current income and preservation of capital.

The Fund is a “fund of funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

Equity Fund Allocation 20-40%	Fixed-Income Fund Allocation 60-80%

The Fund’s sub-advisor, Ibbotson Associates, Inc. (“Ibbotson”), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund’s investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions.  Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).  When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund’s investment advisor, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings.  For information on the underlying funds, please see the section entitled “Additional Information Regarding the Underlying Funds” below in this Exhibit D.

Touchstone Micro Cap Value Fund

The Fund’s investment goal is to seek capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. This is a non-fundamental policy that the Fund can change upon 60 days’ prior notice to shareholders. Micro cap companies are those companies contained within the Russell Microcap® Value Index, or companies with similar size characteristics at the time of initial purchase. As of September 30, 2011, the market capitalization of companies included in the Russell Microcap Value Index ranged from $11 million to $635 million. As of September 30, 2011, the average market capitalization range for companies contained within the Russell Microcap Value Index was approximately $236 million and the median market capitalization was approximately $130 million. The size of the companies in the Russell Microcap Value Index will change with market conditions. Equity securities consist of common stock and securities convertible into common stock.

The Fund seeks to provide broad exposure to micro cap domestic equities and seeks to outperform the Russell Microcap Value Index over a long-term investment horizon. The Fund’s sub-advisor, Fifth Third Asset Management, Inc. (“FTAM”), seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). FTAM also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. FTAM may filter out less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis, which may include a review of assets, earnings, sales, products, markets, and management, among other indicators. Ideally, after filtering out companies that do not meet FTAM’s criteria above, FTAM looks for companies that it believes have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

FTAM also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund’s holdings has performed well and reached or approached FTAM’s price target; a company fails to pass FTAM’s investment screens; or there is deterioration in a company’s fundamentals, management or financial reporting.

FTAM will look to manage risk through several strategies, which will typically include: maintaining minimum and maximum sector weightings relative to the Russell Microcap Value Index; monitoring risk statistics relative to the Russell Microcap Value Index; and monitoring trade volume.

The Fund may also invest up to 10% of its assets in foreign securities.

Touchstone Small Company Value Fund

The Fund’s investment goal is to seek long-term capital growth.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of the Fund, a small capitalization company has a market capitalization of no more than $2 billion at the time of initial purchase.  Equity securities consist of common stock, preferred stock and convertible bonds.

The Fund’s sub-advisor, DePrince, Race & Zollo, Inc. (“DRZ”), seeks to invest in companies that it believes have the potential for growth and that appear to be trading below their perceived value.

DRZ employs a multi-step, “bottom up” investment process. Initially, DRZ screens the investible universe for small market capitalization companies that pay a dividend. DRZ then applies various valuation multiples such as price-to-earnings, price-to-book and price-to-cash flow, to find companies that it believes are trading at the low end of their historical relative valuation levels. DRZ then conducts rigorous fundamental analysis to identify an imminent catalyst (e.g. a new product cycle, management focus on return on invested capital, management changes, restructuring, improving financial or operating conditions or an industry-pricing cycle) which it believes may lead to future price appreciation. DRZ establishes relative price targets for the remaining stocks that have identifiable catalysts. Finally, DRZ filters the results to choose companies that it believes have the potential for growth and appear to be trading below their perceived value. DRZ considers selling a security when, in DRZ’s opinion, the security’s yield falls below an acceptable limit, when the valuation is no longer attractive or the fundamentals of the company or sector deteriorate.

The Fund invests in securities of companies operating in a broad range of industries. Most of these companies are based in the U.S., but in some instances may be headquartered in or doing a substantial portion of their business outside the U.S. The Fund will typically hold 65 to 80 securities. The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.

Touchstone International Value Fund

The Fund’s investment goal is to seek long-term capital growth.

Under normal circumstances, the Fund primarily invests its assets in equity securities of non-U.S. issuers.  The Fund allocates it assets to securities of issuers located in both developed and emerging markets.  The Fund may invest in companies of any size in seeking to achieve its investment goal, but may focus its investments in small cap and mid cap companies.

The Fund’s sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), uses traditional methods of stock selection — research and analysis — to identify securities it believes are undervalued.  Barrow Hanley seeks to invest in companies that have (1) price to earnings and price to book ratios below the market, (2) enterprise value/free cash flow ratios at or below the market and (3) dividend yields above the market.  For purposes of the preceding sentence, the companies comprising the MSCI EAFE Index constitute the market. Barrow Hanley’s investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature. Barrow Hanley’s process seeks to identify the reasons for a temporary undervaluation of a company’s shares and believes that value to the Fund can be added through individual stock selection.

Barrow Hanley utilizes risk management tools in an effort to keep the Fund from becoming over-exposed to particular market segments. Barrow Hanley is a “bottom-up” value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes.

Barrow Hanley generally considers selling a security when, in Barrow Hanley’s opinion, the security reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company’s fundamentals, or when other investment opportunities appear more attractive.

Touchstone Strategic Income Fund

The Fund’s investment goal is to seek a high level of income consistent with reasonable risk.  The Fund seeks capital appreciation as a secondary goal.

Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as “closed-end funds”) having portfolios consisting primarily of income-producing securities. Debt securities in which the Fund may invest include, but are not limited to, U.S. government agency securities and variable or floating-rate instruments. Certain of the debt securities and preferred stocks in which the Fund may invest may be convertible into common shares.

The Fund’s sub-advisor, Fifth Third Asset Management, Inc. (“FTAM”), seeks to provide value by investing in asset classes that appear to be attractive based on their risks and in companies with cheap (e.g., attractive price to cash flow ratio) cash flows in each asset class.

FTAM may invest in debt securities of any maturity, and will increase its investment in short term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities during periods when it believes interest rates will decline. FTAM seeks to maximize risk-adjusted returns through fundamental research, quantitative modeling, and capital structure analysis. In performing this research, modeling and analysis, FTAM evaluates companies based on such factors as sales, assets, earnings, markets, and management, and FTAM searches for companies with favorable debt-to-equity ratios. The Fund seeks returns by investing across a broader array of investments than traditional investment grade fixed income funds, and FTAM believes that a low correlation between various asset classes leads to stability of expected returns.

In selecting corporate debt securities for the Fund, FTAM intends to invest principally in securities rated BBB or better by Standard & Poor’s (or the equivalent using Moody’s), but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by FTAM to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its assets in (i) securities rated BB or lower by Standard & Poor’s and/or (ii) unrated securities which, in the opinion of FTAM, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor’s, sometimes referred to as “junk bonds,” are lower-rated securities and have speculative characteristics.

The Fund may invest in any diversified closed end income fund as long as the Fund’s total portfolio maintains no more than 20% of its assets in securities rated BB or lower. The Fund may consider closed-end funds as a “pass through” security, and will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if more than 20% of the closed-end fund’s assets are invested in securities rated BB or lower. The closed-end funds in which the Fund may invest may in turn invest in debt and equity securities of United States or foreign issuers.

The Fund may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. The Fund may enter into futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk.  The Fund may utilize call and put options to gain investment exposure or to hedge against portfolio volatility.

FTAM may consider selling a portfolio holding when: deterioration in a company’s strategic position, growth prospects, or financial reporting is detected; an individual security comprises too large a position in the portfolio; a company with declining financial fundamentals has risk volatility of more than one standard deviation in FTAM’s proprietary credit risk model; a company’s valuations are no longer attractive; or a better opportunity arises.

Principal Risks

Each Fund is subject to the principal risks summarized below.  The Fund’s shares will fluctuate.  You can lose money on your investment in the Fund and the Fund could return less than other investments.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  Further information about investment risks is available in the Touchstone SAIs and the SAIs related to this Prospectus/Proxy Statement.

Fund	Principal Risks
Touchstone Large Cap Growth Fund	Equity Securities Risk Growth Investing Risk Management Risk Market Risk Large Cap Risk Non-Diversification Risk Portfolio Turnover Risk Sector Focus Risk
Touchstone Growth Opportunities Fund	Equity Securities Risk Growth Investing Risk Large Cap Risk Management Risk Mid Cap Risk Market Risk Non-Diversification Risk Portfolio Turnover Risk Sector Focus Risk Small Cap Risk
Touchstone Value Fund	Equity Securities Risk Large Cap Risk Mid Cap Risk Management Risk Market Risk Non-Diversification Risk Preferred Stock Risk

Fund	Principal Risks
Sector Focus Risk Value Investing Risk
Touchstone High Yield Fund	Credit Risk Interest Rate Risk Investment Grade Securities Risk Management Risk Market Risk Non-Investment Grade Debt Securities Risk Prepayment Risk Rating Agency Risk
Touchstone Ultra Short Duration Fixed Income Fund
Asset-Backed Securities Risk
Credit Risk
Event Risk
Interest Rate Risk
Investment Grade Securities Risk
Investment Style Risk
Management Risk
Market Risk
Mortgage-Backed Securities Risk
Portfolio Turnover Risk
Prepayment Risk
Rating Agency Risk
Repurchase Agreement Risk
U.S. Government Securities Risk

Touchstone Core Bond Fund
Asset-Backed Securities Risk
Credit Risk
Interest Rate Risk
Investment Grade Securities Risk
Management Risk
Market Risk
Mortgage-Backed Securities Risk
Non-Investment Grade Debt Securities Risk
Portfolio Turnover Risk
Prepayment Risk
Rating Agency Risk
U.S. Government Securities Risk

Touchstone Growth Allocation Fund
Conflicts of Interest
Risks of Fund of Funds Structure
Risks of the Underlying Funds:
ADR Risk
Call Risk
Credit Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Securities Risk
Interest Rate Risk
Investment Style Risk
Large Cap Risk
Merger Arbitrage Risk
Management Risk
Mid Cap Risk
Mortgage-Backed Securities and Asset-Backed Securities Risk
Rating Agency Risk
Non-Diversification Risk
REITs Risk
Sector Focus Risk
Short Sale Risk

Fund	Principal Risks
Small Cap Risk U.S. Government Securities and U.S. Government Agencies Risk
Touchstone Moderate Growth Allocation Fund
Conflicts of Interest
Risks of Fund of Funds Structure
Risks of the Underlying Funds:
ADR Risk
Call Risk
Credit Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Securities Risk
High Yield Risk
Interest Rate Risk
Investment Style Risk
Large Cap Risk
Merger Arbitrage Risk
Management Risk
Mid Cap Risk
Mortgage-Backed Securities and Asset-Backed Securities Risk
Rating Agency Risk
Non-Diversification Risk
REITs Risk
Sector Focus Risk
Short Sale Risk
Small Cap Risk
U.S. Government Securities and U.S. Government Agencies Risk

Touchstone Balanced Allocation Fund
Conflicts of Interest
Risks of Fund of Funds Structure
Risks of the Underlying Funds:
ADR Risk
Call Risk
Credit Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Securities Risk
High Yield Risk
Interest Rate Risk
Investment Style Risk
Large Cap Risk
Merger Arbitrage Risk
Management Risk
Mid Cap Risk
Mortgage-Backed Securities and Asset-Backed Securities Risk
Rating Agency Risk
Non-Diversification Risk
REITs Risk
Sector Focus Risk
Short Sale Risk
Small Cap Risk
U.S. Government Securities and U.S. Government Agencies Risk

Touchstone Conservative Allocation Fund	Conflicts of Interest

Fund	Principal Risks

Risks of Fund of Funds Structure
Risks of the Underlying Funds:
ADR Risk
Call Risk
Credit Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Securities Risk
High Yield Risk
Interest Rate Risk
Investment Style Risk
Large Cap Risk
Merger Arbitrage Risk
Management Risk
Mid Cap Risk
Mortgage-Backed Securities and Asset-Backed Securities Risk
Rating Agency Risk
Non-Diversification Risk
REITs Risk
Sector Focus Risk
Short Sale Risk
Small Cap Risk
U.S. Government Securities and U.S. Government Agencies Risk

Touchstone Micro Cap Value Fund	Convertible Securities Risk Equity Securities Risk Foreign Securities Risk Management Risk Market Risk Micro Cap Risk Value Investing Risk
Touchstone Small Company Value Fund
Convertible Securities Risk
Equity Securities Risk
Foreign Securities Risk
Management Risk
Market Risk
Micro Cap Risk
Mid Cap Risk
Portfolio Turnover Risk
Preferred Stock Risk
Small Cap Risk
Value Investing Risk

Touchstone International Value Fund	Emerging Markets Risk Equity Securities Risk Foreign Securities Risk Management Risk Market Risk Mid Cap Risk Small Cap Risk Value Investing Risk
Touchstone Strategic Income Fund	Closed-End Fund Risk Convertible Securities Risk Credit Risk Debt Securities Risk Derivatives Risk Equity Securities Risk Foreign Securities Risk

Fund	Principal Risks

Forward Currency Exchange Contract Risk
Futures Contract Risk
Interest Rate Risk
Management Risk
Market Risk
Non-Investment Grade Debt Securities Risk
Options Risk
Preferred Stock Risk
Prepayment Risk
Swap Agreements Risk
Value Investing Risk

ADR Risk: The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Asset-Backed Securities Risk: Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities’ effective durations.

Call Risk:  During periods of falling interest rates, an issuer may prepay (or “call”) certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund’s average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

Closed-End Fund Risk: The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest. The value of the shares of closed-end investment companies may be lower than the value of the portfolio securities held by the closed-end investment company. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as its share of the Fund’s fees and expenses. There may also not be an active trading market available for shares of some closed-end funds. Additionally, trading of closed-end fund shares may be halted or delisted by the listing exchange.

Conflicts of Interest:  The investment advisor may be subject to potential conflicts of interest in supervising the portfolio manager’s selection of underlying funds because the investment advisor may receive higher fees from certain underlying funds than others. However, the investment advisor is a fiduciary to the Fund and is required to act in the Fund’s best interest.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Credit Risk: An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

Debt Securities Risk:  The prices of a Fund’s or an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

Derivatives Risk (Touchstone Strategic Income Fund): Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a

Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

Derivatives Risk (Asset Allocation Funds):  Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals. The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund’s duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Securities Risk (Touchstone Large Cap Growth Fund, Touchstone Growth Opportunities Fund, Touchstone Value Fund, Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund):  A Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles. The value of a Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of a Fund’s shares. These factors contribute to price volatility, which is a principal risk of investing in the Funds. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Equity Securities Risk (Asset Allocation Funds):  An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund’s shares.  Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund’s shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

Event Risk: Securities may decline in credit quality and market value due to issuer restructurings, mergers, consolidations, reorganizations, tender or exchange offers, or other factors.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s or an underlying fund’s investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.  There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Forward Currency Exchange Contract Risk:  A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

Futures Contract Risk: The risks associated with futures include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Growth Investing Risk: A Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

High Yield Risk: Non-investment grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

Interest Rate Risk:  As interest rates rise, the value of fixed income securities the Fund owns will likely to decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Investment Grade Securities Risk: Investment grade debt securities may be downgraded by an NRSRO to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Investment Style Risk (Touchstone Ultra Short Duration Fixed Income Fund): Because of the Fund focuses on short duration securities, the Fund may underperform other segments of the fixed income market or the fixed income markets as a whole.

Investment Style Risk (Asset Allocation Funds): Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.  Growth oriented funds may underperform when value investing is in favor.  Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.  Value oriented funds may underperform when growth investing is in favor.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk (All Funds except Touchstone High Yield Fund, Touchstone Ultra Short Duration Fixed Income Fund and Touchstone Core Bond Fund): Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Market Risk (Touchstone High Yield Fund, Touchstone Ultra Short Duration Fixed Income Fund and Touchstone Core Bond Fund): The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, a Fund may not be able to buy or sell securities at favorable prices and a Fund may lose money.

Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of a Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to a Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Mortgage-Backed Securities and Asset-Backed Securities Risk (Asset Allocation Funds): Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.  An underlying fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

Micro Cap Risk: Micro-capitalization companies are substantially riskier than investments in larger, more established companies. The stocks of micro-capitalization companies are less stable in price and less liquid than the stocks of larger companies.

Mid Cap Risk: A Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Non-Diversification Risk (Asset Allocation Funds):  Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

Non-Diversification Risk (Touchstone Large Cap Growth Fund, Touchstone Growth Opportunities Fund and Touchstone Value Fund):  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Non-Investment Grade Debt Securities Risk: Non-investment grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that a Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.  Successful investment in non-investment grade debt securities involves greater investment risk and is highly dependent on the sub-advisor’s credit analysis and market analysis.

Options Risk:  Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.  When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Portfolio Turnover Risk:  A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the advisor and/or sub-advisor determines that it would be in a Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the advisor’s or sub-advisor’s control. These transactions will increase a Fund’s “portfolio turnover.’’ A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during a given period. High turnover rates generally result in higher brokerage costs to a Fund and in higher net taxable gain for shareholders, and may reduce a Fund’s returns.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock’s price when interest rates decline.

Prepayment Risk: Prepayment risk is the risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Rating Agency Risk: Ratings represent an NRSRO’s opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

REITs Risk:  REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of an underlying fund. Accordingly, an underlying fund’s investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying fund expenses.

Repurchase Agreement Risk: Under all repurchase agreements entered into by a Fund, the Fund’s custodian or its agent must take possession of the underlying collateral. However, if the counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor and is required to return the underlying security to the seller’s estate. Repurchase agreements are considered loans by a Fund.

Risks of Fund of Funds Structure: The value of an investment in a Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because a Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in a Fund include the principal risks of investing in the underlying funds.  The more a Fund allocates to equity funds, the greater the expected risk.  To the extent that a Fund invests more of its assets in one underlying fund than another, a Fund will have greater exposure to the risks of that underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from a Fund’s transactions in shares of the underlying funds.  A Fund’s ability to achieve its investment goal depends upon the sub-advisor’s skill in selecting the best mix of underlying funds.  There is the risk that sub-advisor’s evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

Sector Focus Risk:  A fund or an underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund or underlying fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Short Sales Risk:  When selling a security short, an underlying fund will sell a security it does not own at the then-current market price.  An underlying fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender.  If a security sold short increases in price, an underlying fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, an underlying fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses an underlying fund may be required to pay in connection with the short sale.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and an underlying fund may have to buy the securities sold short at an unfavorable price.  If this occurs, any anticipated gain to an underlying fund may be reduced or eliminated or the short sale may result in a loss.  In addition, because an underlying fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, an underlying fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Swap Agreements Risk: The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to credit risk. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment goal.

U.S. Government Securities Risk (Touchstone Ultra Short Duration Fixed Income Fund and Touchstone Core Bond Fund): A Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. In addition, securities issued by agencies such as Fannie Mae and Ginnie Mae are supported only by the credit of the issuing agency and any associated collateral.

U.S. Government Securities and U.S. Government Agencies Risk (Asset Allocation Funds): U.S. Government Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

Additional Information Regarding Investment Strategies and Risks

Can a Fund Depart From its Principal Investment Strategies?

In addition to the investments and strategies described in this Exhibit D, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies are described in detail in the Touchstone SAIs and the  SAIs related to this Prospectus/Proxy Statement.

Each Fund’s investment goal is non-fundamental, and may be changed by the Board of Trustees of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Funds Group Trust without shareholder approval.  You would be notified at least 30 days before any change takes effect.  The investments and strategies described in this Exhibit D are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations (i.e., fixed and variable rate securities and high quality debt securities of corporate and government issuers) that would not ordinarily be consistent with the Fund’s goals. This defensive investing may increase a Fund’s taxable income. A Fund will do so only if the Advisor or the Fund’s sub-advisor believes that the risk of loss in using the Fund’s normal strategies and investments outweighs the opportunity for gains. Of course, there can be no guarantee that any Fund will achieve its investment goal.

Portfolio Composition

Certain of the Funds have adopted policies to invest, under normal circumstances, at least 80% of the value of the Fund’s “assets” in certain types of investments suggested by its name (the “80% Policy”). For purposes of these 80% Policies, the term “assets” means net assets plus the amount of borrowings for investment purposes. A Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when a Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings but would have to make any new investments in such a way as to comply with the 80% Policy.

Additional Information About Fund Investments

Change in Market Capitalization: A Fund may specify in its principal investment strategy a market capitalization range for acquiring portfolio securities. If a security that is within the range for a Fund at the time of purchase later falls outside the range, which is most likely to happen because of market fluctuation, the Fund may continue to hold the security if, in the sub-advisor’s judgment, the security remains otherwise consistent with the Fund’s investment goal and strategies. However, this change could affect the Fund’s flexibility in making new investments.

Foreign Companies (or Issuers):  Foreign companies (or issuers) are companies that meet all of the following criteria:

●	They are organized under the laws of a foreign country
●	They maintain their principal place of business in a foreign country
●	The principal trading market for their securities is located in a foreign country
●	They derive at least 50% of their revenues or profits from operations in foreign countries

●	They have at least 50% of their assets located in foreign countries

The Touchstone Value Fund may invest up to 15% of its assets in securities of foreign issuers.  ADRs are not considered by the Touchstone Value Fund to be securities of foreign issuers for purposes of this limitation.

Emerging Market Countries:  Emerging market countries are generally countries that are not included in the MSCI World Index.  As of April 30, 2012, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.  The country composition of the MSCI World Index can change over time.  When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meets one or more of the following criteria:

●	It is organized under the laws of an emerging market country.
●	It maintains its principal place of business in an emerging market country.
●	The principal trading market for its securities is located in an emerging market country.
●	It derives at least 50% of its revenues or profits from operations within emerging market countries.
●	It has at least 50% of its assets located in emerging market countries.

Other Investment Companies (All Funds):  The Funds may invest in securities issued by other investment companies.  This may include money market funds, index funds, exchange traded funds (e.g., iShares® and SPDRs) and similar securities of other issuers.  When a Fund invests in other investment companies, shareholders indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses.  Touchstone Advisors has received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits the Funds to invest their uninvested cash or cash collateral in one or more affiliated money market funds.  Each Fund may invest up to 25% of its total assets in affiliated money market funds, subject to that Fund’s investment limitations and certain other conditions pursuant to the exemptive order.

Exchange-Traded Funds (All Funds): The Funds may invest in shares of exchange-traded funds (“ETFs”).  Investing in an ETF generally offers instant exposure to an index or a broad range of markets, sectors, geographic regions or industries.  When investing in ETFs, shareholders bear their proportionate share of the Fund’s expenses and their proportionate share of ETF expenses which are similar to the Fund’s expenses. Also, although ETFs seek to provide investment results that correspond generally to the price and yield performance of a particular market index, the price movement of an ETF may not track the underlying index.

Derivatives (All Funds): Each Fund may, but is not required to, use derivative instruments for any of the following purposes:

●	To hedge against adverse changes - caused by changing interest rates, stock market prices or currency exchange rates - in the market value of securities held by or to be bought for a Fund;
●	As a substitute for purchasing or selling securities;
●	To shorten or lengthen the effective portfolio maturity or duration;
●	To enhance a Fund’s potential gain in non-hedging or speculative situations; or
●	To lock in a substantial portion of the unrealized appreciation in a stock without selling it.

A derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative instruments can have a large impact on a portfolio’s yield, stock prices and currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a Fund’s holdings less liquid and harder to value, especially in declining markets. In addition, much of the income and gains generated by derivatives will be taxed as ordinary income. Derivative instruments include futures, options, swaps and to the extent consistent with a Fund’s investment goals, forward currency exchange contracts.

Lending of Portfolio Securities (All Funds):  The Funds may lend their portfolio securities to brokers, dealers and financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, a Fund’s sub-advisor will consider all relevant facts and circumstances, including the creditworthiness of the borrower.  More information on securities lending is available in the Touchstone SAIs and the  SAIs related to this Prospectus/Proxy Statement.

Additional Information Regarding the Underlying Funds

The following is a summary of the investment goals and principal investments of the underlying funds in which the Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund and Touchstone Growth Allocation Fund (each an “Asset Allocation Fund” and collectively, the “Asset Allocation Funds”) may invest.  The underlying funds in which the Asset Allocation Funds may invest may change from time to time and the Asset Allocation Funds may invest in other underlying funds that are not listed below at the discretion of Ibbotson, subject to approval by Touchstone Advisors, without prior notice to or approval of shareholders.  These summaries do not reflect all of the investment policies and strategies that are disclosed in each underlying fund’s prospectus.  For a complete description of the underlying funds investment strategies and policies, please see the underlying funds prospectuses and statements of additional information, which are available without charge on the Funds’ website at www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Underlying Funds	Investment Goal	Principal Investments
Touchstone Sands Capital Institutional Growth Fund	The Fund seeks long-term capital appreciation.	The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies with above-average potential for revenue and earnings growth.
Touchstone Large Cap Growth Fund	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap U.S. companies.
Touchstone Large Cap Relative Value Fund	The Fund seeks capital appreciation.	The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of large capitalization U.S. companies.
Touchstone Value Fund	The Fund seeks to provide investors with long-term capital growth.

The Fund normally invests in equity securities of large and mid-cap companies (generally, companies with market capitalizations of approximately $2.5 billion or above) that the Fund’s sub-advisor believes are undervalued.

Touchstone Focused Fund	The Fund seeks to provide investors with capital appreciation.	The Fund invests, under normal market conditions, at least 80% of its assets in equity securities.
Touchstone Emerging Growth Fund	The Fund seeks to provide investors with capital appreciation.	Under normal market conditions, the Fund invests primarily in equity securities of emerging growth companies.
Touchstone Mid Cap Fund	The Fund seeks long-term capital growth.	The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of medium capitalization U.S. listed companies.
Touchstone Mid Cap Value Fund	The Fund seeks capital appreciation.	The Fund invests, under normal conditions, at least 80% of its net assets (including

Underlying Funds	Investment Goal	Principal Investments
borrowings for investment purposes) in common stocks of medium capitalization companies.
Touchstone Mid Cap Growth Fund	The Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.	Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid cap U.S. companies.
Touchstone Small Cap Core Fund	The Fund seeks capital appreciation.	The Fund invests, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of small capitalization U.S. companies.
Touchstone Small Cap Value Fund	The Fund seeks long-term capital growth.

The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of companies with small market capitalizations that the sub-advisor believes have the potential for growth and that appear to be trading below their perceived value.

Touchstone International Equity Fund	The Fund seeks to provide investors with long-term capital appreciation.	The Fund normally invests at least 80% of its assets in equity securities of non-U.S. issuers.
Touchstone International Small Cap Fund	The Fund seeks to provide investors with capital appreciation.	The Fund normally invests at least 80% of its assets in equity securities of non-U.S. small-cap companies, including companies located in countries with emerging markets.
Touchstone Global Equity Fund	The Fund seeks capital appreciation.

The Fund invests, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in U.S. and foreign, including emerging market countries, equity securities, which includes common stock, preferred stock and warrants.

Touchstone Emerging Markets Equity Fund II	The Fund seeks capital appreciation.

The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity securities, which includes common stock, preferred stock, convertible bonds and warrants, of companies located in emerging markets.

Touchstone Global Real Estate Fund	The Fund seeks capital appreciation.

The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks and other equity securities of U.S. and foreign real estate companies without regard to market capitalization.

Touchstone International Fixed Income Fund	The Fund seeks total return.	The Fund invests, under normal circumstances, at least 80% of its net assets

Underlying Funds	Investment Goal	Principal Investments
(including borrowings for investment purposes) in fixed income securities of issuers located outside the United States.
Touchstone High Yield Fund	The Fund seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.	The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in non-investment grade debt securities.
Touchstone Core Bond Fund	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.	The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in bonds.
Touchstone Total Return Bond Fund	The Fund seeks current income. Capital appreciation is a secondary goal.	The Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in fixed income securities.
Touchstone Short Duration Fixed Income Fund	The Fund seeks maximum total return consistent with the preservation of capital.	The Fund invests, under normal market conditions, at least 80% of its assets in fixed income securities.
Touchstone Institutional Money Market Fund	The Fund seeks high current income, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.
The Fund invests in U.S. government securities and high-quality money market instruments rated in one of the top two short-term rating categories or determined by the sub-advisor to be of comparable quality.

Touchstone Dynamic Equity Fund	The Fund seeks to obtain long-term capital appreciation from hedged equity investments with less risk than a fully invested, unhedged equity portfolio.

The Fund’s sub-advisor seeks to achieve the Fund’s investment goal by investing the Fund’s assets in a combination of equity securities, high quality short-term debt securities and derivative instruments.

Touchstone Merger Arbitrage Fund	The Fund seeks to achieve positive absolute returns regardless of market conditions over the long-term.	The Fund primarily invests, under normal market conditions, in equity securities of U.S. and foreign issuers.

Do the Funds Have Other Investment Strategies, in Addition to Their Principal Investment Strategies?

Large Cap Growth Fund.  The Fund may also invest in:

●	Securities of foreign issuers, including ADRs, ADSs and other depositary receipts (up to 15% of total assets)
●	Securities of foreign issuers in emerging market countries (up to 15% of total assets)
●	Investment grade debt securities, cash or cash equivalents
●	Initial public offerings
●	Other investment companies

Growth Opportunities Fund.  The Fund may also invest in:

●	Securities of foreign issuers, including ADRs, ADSs and other depositary receipts (up to 10% of total assets)
●	Securities of foreign issuers in emerging market countries (up to 10% of total assets)
●	Initial public offerings (up to 10% of total assets)

●	Other investment companies (up to 10% of total assets)

Core Bond Fund. The Fund may also invest in:

●	Preferred stocks
●	Debt securities denominated in foreign currencies (up to 20% of total assets)
●	Debt securities of emerging market countries (up to 10% of total assets)
●	To-Be-Announced Securities
●	Other investment companies

High Yield Fund. The Fund may also invest in:

●	Securities of foreign companies (up to 15% of total assets), but only up to 5% of its total assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar
●	Debt securities of emerging market countries (up to 10% of total assets)
●	Mortgage-related securities, To-Be-Announced Securities and other types of loans and loan participations
●	U.S. government securities and securities of foreign governments
●	Preferred stocks
●	Other investment companies

Non-Principal Risks.  In addition to the principal risks described above, the Funds may be subject to the following non-principal risks:

Debt Security Risk (Touchstone Large Cap Growth Fund): The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

Emerging Markets Risk (Touchstone Large Cap Growth Fund, Touchstone Growth Opportunities Fund, Touchstone Core Bond Fund and Touchstone High Yield Fund):  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Foreign Securities Risk (Touchstone Large Cap Growth Fund, Touchstone Growth Opportunities Fund, Touchstone Value Fund, Touchstone Core Bond Fund and Touchstone High Yield Fund): Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.  There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Initial Public Offering (“IPO”) Risk (Touchstone Large Cap Growth Fund and Touchstone Growth Opportunities Fund):  IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk (i.e., the potential that the Fund may be unable to dispose of the IPO shares promptly or at a reasonable price).  When a Fund’s asset base is small, a significant portion of its performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of investments in IPOs on the Fund’s performance probably will decline, which could reduce performance.

Manager of Managers Risk (All Funds): Touchstone Advisors engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of each Fund. There is a risk that Touchstone Advisors may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Market Disruption Risk (All Funds): The United States, certain member states of the European Union and other countries have experienced during the past few years significant disruption to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Funds may invest.  During periods of extreme market volatility, prices of securities held by the Funds may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the Funds could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

The recent instability in the financial markets has led governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude the Funds’ ability to achieve their investment goals.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings. Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds. The Funds have established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. Touchstone Advisors and the Funds’ sub-advisors will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds’ investment goals, but there can be no assurance that they will be successful in doing so.

Mortgage-Backed Securities Risk (Touchstone High Yield Fund): Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of a Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to a Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Portfolio Turnover Risk (All Funds except those that list portfolio turnover risk as a principal risk):  Each Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the advisor and/or sub-advisor determines that it would be in a Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the advisor’s or sub-advisor’s control. These transactions will increase a Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during a given period. High turnover rates generally result in higher brokerage costs to a Fund and in higher net taxable gain for shareholders, and may reduce a Fund’s returns.

EXHIBIT E: ADDITIONAL INFORMATION REGARDING THE ACQUIRING FUNDS

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the financial intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

CHOOSING A CLASS OF SHARES

Share Class Offerings.  Each class of shares has different sales charges and distribution fees.  The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

Class A Shares

The offering price of Class A shares of each Fund is equal to its net asset value (“NAV”) plus a front-end sales charge that you pay when you buy your shares.  The front-end sales charge is generally deducted from the amount of your investment.  Class A shares are subject to a 12b-1 distribution fee.

Class A Sales Charge-Equity Funds and Asset Allocation Funds.  The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares for the Touchstone Equity Funds and the Touchstone Asset Allocation Funds. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted.  Note that the front-end sales charge gets lower as your investment amount gets larger.

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested
Under $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.95%	3.04%
$500,000 but less than $1 million	2.25%	2.30%
$1 million or more	0.00%	0.00%

Class A Sales Charge-Fixed Income Funds (except the Touchstone Ultra Short Duration Fixed Income Fund).  The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares for the Touchstone Fixed Income Funds. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted.  Note that the front-end sales charge gets lower as your investment amount gets larger.

	Sales Charge as % of	Sales Charge as % of
Amount of Your Investment	Offering Price	Net Amount Invested
Under $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.95%	3.04%
$500,000 but less than $1 million	2.25%	2.30%
$1 million or more	0.00%	0.00%

Class A Sales Charge for Touchstone Ultra Short Duration Fixed Income Fund.  The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares for the Touchstone Ultra Short Duration Fixed Income Fund. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted.  Note that the front-end sales charge gets lower as your investment amount gets larger.

	Sales Charge as % of	Sales Charge as % of
Amount of Your Investment	Offering Price	Net Amount Invested
Under $50,000	2.00%	2.04%
$50,000 but less than $100,000	1.50%	1.52%
$100,000 but less than $250,000	1.00%	1.01%
$250,000 but less than $500,000	0.50%	0.50%
$500,000 but less than $1 million	0.00%	0.00%

Waiver of Class A Sales Charge.  There is no front-end sales charge if you invest $1 million or more in Class A shares of a Fund.  If you redeem shares that were part of the $1 million breakpoint purchase within one year, you may pay a contingent deferred sales charge (“CDSC”) of up to 1% on the shares redeemed, if a commission was paid by Touchstone Securities, Inc. (“Touchstone Securities”) to a participating unaffiliated broker dealer.  There is no front-end sales charge on exchanges between Funds with the same load schedule or from a higher load schedule to a lower load schedule. There is also no front-end sales charge on dividends reinvested in a Fund.  In addition, there is no front-end sales charge on the following purchases:

●          Purchases by registered representatives or other employees (and their immediate family members*) of broker-dealers, banks, or other financial institutions having selling agreements with Touchstone Securities.
●          Purchases in accounts as to which a broker-dealer or other financial intermediary charges an asset management fee economically comparable to a sales charge, provided the broker-dealer or other financial intermediary has a selling agreement with Touchstone Securities.
●          Purchases by a trust department of any financial institution in its capacity as trustee to any trust.
●          Purchases through authorized processing organizations described in this Prospectus/Proxy Statement.
●          Purchases by an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 invested in the Touchstone Funds.
●          Purchases by an employee benefit plan that is provided administrative services by a third party administrator that has entered into a special service arrangement with Touchstone Securities.
●          Reinvestment of redemption proceeds from Class A shares of any Touchstone Fund if the reinvestment occurs within 90 days of redemption.

*
Immediate family members are defined as the spouse, parents, siblings, domestic partner, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a registered representative or employee.  The term “employee” is deemed to include current and retired employees.

In addition, Class A shares may be purchased with no front-end sales charge through certain mutual fund programs sponsored by qualified intermediaries, such as broker-dealers and investment advisors.  In each case, the intermediary has entered into an agreement with Touchstone Securities to include the Touchstone Funds in their program without the imposition of a sales charge.  The intermediary provides investors participating in the program with additional services, including advisory, asset allocation, recordkeeping or other services.  You should ask your financial institution if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals.   The intermediaries sponsoring or participating in these mutual fund programs also may offer their clients other classes of shares of the Funds and investors may receive different levels of services or pay different fees depending upon the class of shares included in the program.  Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

Sales charge waivers must be qualified in advance by Touchstone Securities by marking the appropriate section on the investment application and completing the “Special Account Options” form.  You can obtain the application and form by calling Touchstone Securities at 1.800.543.0407 or by visiting the TouchstoneInvestments.com website.  Purchases at NAV may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Fund.  At the option of the Fund, the front-end sales charge may be included on future purchases.

Reduced Class A Sales Charge.  You may also purchase Class A shares of a Fund at the reduced sales charges shown in the table above through the Rights of Accumulation Program or by signing a Letter of Intent.  The following purchasers (“Qualified Purchasers”) may qualify for a reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

●          an individual, an individual’s spouse, an individual’s children under the age of 21;
●          a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved;
●          employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases are provided; or
●          an organized group, provided that the purchases are made through a central administrator, a single dealer or other means which result in economy of sales effort or expense.

The following accounts (“Qualified Accounts”) held in Class A shares of any Touchstone Fund sold with a front-end sales charge may be grouped together to qualify for the reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

●          Individual accounts
●          Joint tenant with rights of survivorship accounts
●          Uniform gift to minor accounts (“UGTMA”)
●          Trust accounts
●          Estate accounts
●          Guardian/Conservator accounts
●          IRA accounts, including Traditional, Roth, SEP and SIMPLE
●          Coverdell Education Savings Accounts

Rights of Accumulation Program.  Under the Rights of Accumulation Program, you may qualify for a reduced sales charge by aggregating all of your investments held in a Qualified Account.  You or your dealer must notify Touchstone Securities at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide either a list of account numbers or copies of account statements verifying your qualification.  If your shares are held directly in a Touchstone Fund or through a dealer, you may combine the historical cost or current NAV (whichever is higher) of your existing Class A shares of any Touchstone Fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge.  Historical cost is the price you actually paid for the shares you own, plus your reinvested dividends and capital gains.  If you are using historical cost to qualify for a reduced sales charge, you should retain any records to substantiate your historical costs since the Fund, its transfer agent or your broker-dealer may not maintain this information.

If your shares are held through financial intermediaries and/or in a retirement account (such as a 401(k) or employee benefit plan), you may combine the current NAV of your existing Class A shares of any Touchstone Fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge.  You or your financial intermediary must notify Touchstone Securities at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide copies of account statements dated within three months of your current purchase verifying your qualification.

Upon receipt of the above referenced supporting documentation, Touchstone Securities will calculate the combined value of all of the Qualified Purchaser’s Qualified Accounts to determine if the current purchase is eligible for a reduced sales charge.  Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with purchases for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Letter of Intent. If you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gains distributions) during the next 13 months in Class A shares of any Touchstone Fund sold with a front-end sales charge, you may qualify for a reduced sales charge by completing the Letter of Intent section of your account application.  A Letter of Intent indicates your intent to purchase at least $50,000 in Class A shares of any Touchstone Fund sold with a front-end sales charge over the next 13 months in exchange for a reduced sales charge indicated on the above chart.  The minimum initial investment under a Letter of Intent is $10,000.  You are not obligated to purchase additional shares if you complete a Letter of Intent.  However, if you do not buy enough shares to qualify for the projected level of sales charge by the end of the 13-month period (or when you sell your shares, if earlier), your sales charge will be recalculated to reflect your actual purchase level.  During the term of the Letter of Intent, shares representing 5% of your intended purchase will be held in escrow.  If you do not purchase enough shares during the 13-month period to qualify for the projected reduced sales charge, the additional sales charge will be deducted from your escrow account.  If you have purchased Class A shares of any Touchstone Fund sold with a front-end sales charge within 90 days prior to signing a Letter of Intent, they may be included as part of your intended purchase, however, previous purchase transactions will not be recalculated with the proposed new breakpoint. You must provide either a list of account numbers or copies of account statements verifying your purchases within the past 90 days.

Other Information. Information about sales charges and breakpoints is also available in a clear and prominent format on the TouchstoneInvestments.com website.  You can access this information by selecting “Sales Charges and Breakpoints” under the “Pricing and Performance” link.  For more information about qualifying for a reduced or waived sales charge, contact your financial advisor or contact Touchstone Securities at 1.800.543.0407.

Class C Shares

Because in most cases it is more advantageous to purchase Class A shares for amounts of $1 million or more, a request to purchase Class C shares for $1 million or more will be considered as a purchase request for Class A shares or declined. Class C shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. Class C shares are subject to a 12b-1 fee.  A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year after you purchased them.

Class Y Shares

Class Y shares of each Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. Class Y shares are not subject to a 12b-1 fee or CDSC.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

All Acquiring Funds except the Touchstone Large Cap Growth Fund, Touchstone Growth Opportunities Fund, Touchstone Core Bond Fund and Touchstone High Yield Fund

Each Fund offering Class A and Class C shares has adopted a distribution plan under Rule 12b-1 of the 1940 Act. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, the Funds pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).  Under each Class A plan and Class C plan, Touchstone Securities  is compensated regardless of its expenses.  Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.  The Touchstone Ultra Short Duration Fixed Income Fund intends to limit the amount of the 12b-1 fees for Class C shares to 0.75% for at least one year from the date of this Prospectus/Proxy Statement.

Touchstone Large Cap Growth Fund and Touchstone Growth Opportunities Fund

Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plans, the Funds pay an annual fee of up to 1.00% of average daily net assets attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

Touchstone Core Bond Fund and Touchstone High Yield Fund

The Funds have adopted a distribution plan under Rule 12b-1 of 1940 Act for their Class A and Class C shares. The plans allow each Fund to pay distribution and other fees for the sale and distribution of their shares and for services provided to shareholders. Under the Class A plan, the Funds may pay an annual fee of up to 0.35% of average daily net assets attributable to Class A shares. However, the current annual 12b-1 fees for Class A shares are limited to up to 0.25% of average daily net assets attributable to that class. Under the Class C plan, the Funds pay an annual fee of up to 1.00% of average daily net assets attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

Dealer Compensation. Touchstone Securities, the Trust’s principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers.  Touchstone Securities pursues a focused distribution strategy with a limited number of dealers who have sold shares of a Fund or other Touchstone Funds.  Touchstone Securities reviews and makes changes to the focused distribution strategy on a continual basis.  These payments are generally based on a pro rata share of a dealer’s sales.  Touchstone Securities may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs.  Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities.  Touchstone Advisors may also reimburse Touchstone Securities for making these payments.  For more information on payment arrangements, please see the section entitled “The Distributor” in the Touchstone SAIs and the SAIs related to this Prospectus/Proxy Statement.

INVESTING WITH TOUCHSTONE

Choosing the Appropriate Investments to Match Your Goals. Investing well requires a plan.  We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

Purchasing Your Shares

For Class A shares and Class C shares, you may purchase shares of the Funds directly from Touchstone Securities or through your financial advisor.

Class Y shares are available through certain financial institutions and financial intermediaries who have appropriate selling agreements in place with Touchstone Securities.

In order to open an account you must complete an investment application.  You can obtain an investment application from Touchstone Securities, your financial advisor, your financial institution, or by visiting our website at TouchstoneInvestments.com.  For more information about how to purchase shares, call Touchstone Securities at 1.800.543.0407.

Investor Alert: Each Touchstone Fund reserves the right to restrict or reject any purchase request, including exchanges from other Touchstone Funds, that it regards as disruptive to efficient portfolio management.  For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.  (See “Market Timing Policy” below.) Touchstone Securities may change applicable initial and additional investment minimums at any time.

Opening an Account

Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you.  We may also ask to see your driver’s license or other identifying documents.  If we do not receive these required pieces of information, there will be a delay in processing your investment request, which could subject your investment to market risk.  If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified.  However, if we are unable to completely verify your identity through our verification process, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. eastern time (“ET”)), on the day that your account is closed.  If we close your account because we are unable to completely verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

Investing in the Funds

By mail or through your financial advisor

●          Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds.  We do not accept third party checks for initial investments.
●          Send your check with the completed investment application by regular mail to Touchstone Securities, P.O. Box 9878, Providence, RI 02940-8078, or by overnight mail to Touchstone Securities, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581.
●          Your application will be processed subject to your check clearing.  If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.
●          You may also open an account through your financial advisor.

Through your financial institution

●          You may invest in certain share classes by establishing an account through financial institutions that have appropriate selling agreements with Touchstone Securities.
●          Your financial institution will act as the shareholder of record of your shares.
●          Financial institutions may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.
●          Financial institutions may designate intermediaries to accept purchase and sales orders on the Funds’ behalf.
●          Your financial institution may receive compensation from the Funds, Touchstone Securities, Touchstone Advisors or their affiliates.
●          Before investing in the Funds through your financial institution, you should read any materials provided by your financial institution together with the Funds’ prospectus.

By exchange

All share classes of the Touchstone Ultra Short Duration Fixed Income Fund are prohibited from exchanging into any other Touchstone Fund. Other Touchstone Funds may be exchanged into the Touchstone Ultra Short Duration Fixed Income Fund pursuant to the exchange rules outlined below. The Funds, except the Touchstone Ultra Short Duration Fixed Income Fund, are subject to the exchange privileges listed below.

●          Class A shares may be exchanged into any other Touchstone Class A Funds at NAV and may be exchanged into any Touchstone money market fund, except the Institutional Money Market Fund and the Ohio Tax-Free Money Market Fund Institutional Class.
●          Class C shares may be exchanged into any other Touchstone Class C Funds and may be exchanged into any Touchstone money market fund, except the Institutional Money Market Fund and the Ohio Tax-Free Money Market Fund Institutional Class.
●          Class Y shares are exchangeable with other Class Y share classes respectively, as long as applicable investment minimums and the proper selling agreement requirements are met.

●          You do not have to pay any exchange fee for your exchange, but if you exchange from a fund with a lower load schedule to a fund with a higher load schedule you may be charged the load differential.
●          Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange.  However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending on when you originally purchased the exchanged shares.  For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.
●          If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares.  However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.
●          If you purchased Class A shares for $1 million or more at NAV and compensation was paid to an unaffiliated dealer and you exchange all or a portion of the shares into any Touchstone money market fund within 12 months of the original purchase, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However if you exchange back into Class A shares, the prior holding period of your Class A shares will be added to your current holding period of Class A shares in calculating the CDSC.
●          You should carefully review the disclosure provided in this Prospectus/Proxy Statement and the Funds’ prospectus relating to the exchanged-for shares before making an exchange of your Fund shares.
●          You may realize taxable gain if you exchange shares of a Fund for shares of another Fund.  See “Tax Information” for more information and the tax consequences of such an exchange.

Through retirement plans

You may invest in certain Funds through various retirement plans. These include individual retirement plans and employer sponsored retirement plans.

Individual Retirement Plans

●          Traditional Individual Retirement Accounts (“IRAs”)
●          Savings Incentive Match Plan for Employees (“SIMPLE IRAs”)
●          Spousal IRAs
●          Roth Individual Retirement Accounts (“Roth IRAs”)
●          Coverdell Education Savings Accounts (“Education IRAs”)
●          Simplified Employee Pension Plans (“SEP IRAs”)

Employer Sponsored Retirement Plans

●          Defined benefit plans
●          Defined contribution plans (including 401(k) plans, profit sharing plans and money purchase plans)
●          457 plans

For further information about any of the plans, agreements, applications and annual fees, contact Touchstone Securities at 1.800.543.0407 or contact your financial advisor.

Through a processing organization

You may also purchase shares of the Funds through a “processing organization,” (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers.  Some of the Touchstone Funds have authorized certain processing organizations (“Authorized Processing Organizations”) to receive purchase and sales orders on their behalf.  Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with the Funds’ Prospectus.  You should also ask the processing organization if they are authorized by the Touchstone Funds to receive purchase and sales orders on their behalf.  If the processing organization is not authorized, then your purchase order could be rejected which could subject your investment to market risk.  When shares are purchased with an Authorized

Processing Organization, there may be various differences compared to investing directly with Touchstone Securities.  The Authorized Processing Organization may:

●          Charge a fee for its services
●          Act as the shareholder of record of the shares
●          Set different minimum initial and additional investment requirements
●          Impose other charges and restrictions
●          Designate intermediaries to accept purchase and sales orders on the Funds’ behalf

Touchstone Securities considers a purchase or sales order as received when an Authorized Processing Organization, or its authorized designee, receives the order in proper form.  These orders will be priced based on the Fund’s NAV or offering price (which is NAV plus any applicable sales charge), if applicable, next computed after such order is received in proper form by an Authorized Processing Organization, or its authorized designee.

Shares held through an Authorized Processing Organization may be transferred into your name following procedures established by your Authorized Processing Organization and Touchstone Securities.  Certain Authorized Processing Organizations may receive compensation from the Funds, Touchstone Securities, Touchstone Advisors or their affiliates.

It is the responsibility of an Authorized Processing Organization to transmit properly completed orders so that they will be received by Touchstone Securities in a timely manner.

Pricing of Purchases

We price direct purchases in the Funds based upon the next determined public offering price (NAV plus any applicable sales charge) after your order is received.  Direct purchase orders received by Touchstone Securities, an Authorized Processing Organization, financial advisor or financial institution, by the close of the regular session of trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. ET, are processed at that day’s public offering price.  Direct purchase orders received by Touchstone Securities, an Authorized Processing Organization, financial advisor or financial institution, after the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, are processed at the public offering price next determined on the following business day.  It is the responsibility of the financial institution, financial advisor or Authorized Processing Organization to transmit orders that will be received by Touchstone Securities in proper form and in a timely manner.

Adding to Your Account

By check

●         Complete the investment form provided at the bottom of a recent account statement.
●         Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds.
●         Write your account number on the check.
●         Either: (1) Mail the check with the investment form to Touchstone Securities; or (2) Mail the check directly to your financial advisor or financial institution at the address printed on your account statement. Your financial advisor or financial institution is responsible for forwarding payment promptly to Touchstone Securities.
●         If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

By wire

●         Contact Touchstone Securities, your financial advisor or your financial institution for further instructions.
●         Contact your bank and ask it to wire federal funds to Touchstone Securities. Specify your name and account number when remitting the Funds.
●         Your bank may charge a fee for handling wire transfers.
●         Purchases in the Funds will be processed at that day’s NAV (or public offering price, if applicable) if Touchstone Securities receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading.

By exchange

●         You may add to your account by exchanging shares from another Touchstone Fund.
●         For information about how to exchange shares among the Touchstone Funds, see “Opening an Account - By exchange” above.

Purchases with Securities

Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the applicable Fund’s investment goal and is otherwise acceptable to Touchstone Advisors.

Automatic Investment Options

The various ways that you can automatically invest in the Funds are outlined below.  Touchstone Securities does not charge any fees for these services.  For further details about these services, call Touchstone Securities at 1.800.543.0407.  If you hold your shares through a financial institution or Authorized Processing Organization, please contact them for further details on automatic investment options.

Automatic Investment Plan. You can pre-authorize monthly investments in a Fund of $50 or more to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application to do this.  Amounts that are automatically invested in a Fund will not be available for redemption until three business days after the automatic reinvestment.

Reinvestment/Cross Reinvestment.  Dividends and capital gains can be automatically reinvested in a Fund that pays them or in another Touchstone Fund within the same class of shares without a fee or sales charge.  Dividends and capital gains will be reinvested in a Fund that pays them, unless you indicate otherwise on your investment application.  You may also choose to have your dividends or capital gains paid to you in cash.  Dividends are taxable whether you reinvest such dividends in additional shares of a Fund or choose to receive cash.  If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as “undeliverable” or (2) is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share net asset value determined as of the date of payment.  In addition, any undeliverable checks or checks that are not cashed for six months will be cancelled and then reinvested in a Fund at the per share net asset value determined as of the date of cancellation.

Direct Deposit Purchase Plan. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in our Funds.

Dollar Cost Averaging. Our dollar cost averaging program allows you to diversify your investments by investing the same amount on a regular basis.  You can set up periodic automatic exchanges of at least $50 from one Touchstone Fund to any other.  The applicable sales charge, if any, will be assessed.

Selling Your Shares

You may sell some or all of your shares on any day that the Fund calculates its NAV.  If your request is received by Touchstone Securities, an Authorized Processing Organization, financial advisor or financial institution, in proper form by the close of regular trading on the NYSE (usually 4:00 p.m. ET), you will receive a price based on that day’s NAV for the shares you sell.  Otherwise, the price you receive will be based on the NAV that is next calculated.

Through Touchstone Securities- By telephone

●         You can sell or exchange your shares over the telephone, unless you have specifically declined this option.  If you do not wish to have this ability, you must mark the appropriate section of the investment application.  You may only sell shares over the telephone if the amount is less than $100,000.
●         To sell your Fund shares by telephone, call Touchstone Securities at 1.800.543.0407.
●         Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone.
●         If we receive your sale request by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day.  Otherwise it will occur on the next business day.
●         Interruptions in telephone service could prevent you from selling your shares by telephone when you want to.  When you have difficulty making telephone sales, you should mail to Touchstone Securities (or send by overnight delivery), a written request for the sale of your shares.
●         In order to protect your investment assets, Touchstone Securities will only follow instructions received by telephone that it reasonably believes to be genuine.  However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone Securities will not be liable, in those cases.  Touchstone Securities has certain procedures to confirm that telephone instructions are genuine.  If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions.  Some of these procedures may include:

●         Requiring personal identification
●         Making checks payable only to the owner(s) of the account shown on Touchstone Securities’ records
●         Mailing checks only to the account address shown on Touchstone Securities’ records
●         Directing wires only to the bank account shown on Touchstone Securities’ records
●         Providing written confirmation for transactions requested by telephone
●         Digitally recording instructions received by telephone

Through Touchstone Securities- By mail

●         Write to Touchstone Securities.
●         Indicate the number of shares or dollar amount to be sold.
●         Include your name and account number.
●         Sign your request exactly as your name appears on your investment application.
●         You may be required to have your signature guaranteed (See “Signature Guarantees” below for more information).

Through Touchstone Securities- By wire

●         Complete the appropriate information on the investment application.
●         You may be charged a fee by the Fund or Fund’s Authorized Processing Organization for wiring redemption proceeds. You may also be charged a fee by your bank.
●         Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.
●         Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction.  Contact Touchstone Securities for more information.

Through Touchstone Securities- Through a systematic withdrawal plan

●         You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.
●         Withdrawals can be made monthly, quarterly, semiannually or annually.
●         There is no fee for this service.
●         There is no minimum account balance required for retirement plans.

Through your financial advisor, financial institution or Authorized Processing Organization

●         You may also sell shares by contacting your financial advisor, financial institution or Authorized Processing Organization, which may charge you a fee for this service. Shares held in street name must be sold through your financial advisor, financial institution or, if applicable, the Authorized Processing Organization.
●         Your financial advisor, financial institution or Authorized Processing Organization is responsible for making sure that sale requests are transmitted to Touchstone Securities in proper form and in a timely manner.
●         Your financial institution may charge you a fee for selling your shares.
●         Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

Investor Alert: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone Securities’ records.

Contingent Deferred Sales Charge (“CDSC”)

Purchases in the amount of $1 million or more Class A shares are not subject to a front-end sales charge and are sold at NAV.  For these purchases, Touchstone may pay your financial intermediary a distribution-related commission associated with such sale of up to 1.00%.  In the event that Touchstone paid such a commission to your financial intermediary, a CDSC of up to 1.00% may be charged on redemptions made within 1 year of your purchase.  With respect to Class A shares, the percentage of the CDSC is based on the commission that was paid to your financial intermediary.  If you redeem Class C shares within 1 year of your purchase, the CDSC will be charged.  You should contact your financial intermediary to determine whether you are subject to the CDSC.

The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below.  The CDSC will be assessed on the lesser of your shares’ NAV at the time of redemption or the time of purchase.  The CDSC is paid to Touchstone Securities to reimburse expenses incurred in providing distribution-related services to the Funds.

No CDSC is applied if:

●         The redemption is due to the death or post-purchase disability of a shareholder
●         The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value
●         The redemption is a benefit payment made from a qualified retirement plan, unless the redemption is due to termination of the plan or transfer of the plan to another financial institution
●         The redemption is for a mandatory withdrawal from a traditional IRA account after age 70 ½

When we determine whether a CDSC is payable on a redemption, we assume that:

●         The redemption is made first from amounts not subject to a CDSC; then
●         From the earliest purchase payment(s) that remain invested in the Fund

The above mentioned CDSC waivers do not apply to redemptions made within one year for purchases of $1 million or more in Class A shares of the Touchstone Funds where a commission was paid by Touchstone Securities to a participating unaffiliated broker dealer.

The Statement of Additional Information to this Prospectus/Proxy Statement contains further details about the CDSC and the conditions for waiving the CDSC.

Signature Guarantees

Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee.  A Medallion Signature Guarantee helps protect you against fraud.  You can obtain one from most banks or securities dealers, but not from a notary public.  Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to:

●         Proceeds to be paid when information on your account has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)
●         Proceeds are being sent to an address other than the address of record
●         Proceeds or shares are being sent/transferred from unlike registrations such as a joint account to an individual’s account
●         Sending proceeds via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request
●         Proceeds or shares are being sent/transferred between accounts with different account registrations

Market Timing Policy

Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs.  The Funds will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders.  The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Funds by shareholders.  The Funds will monitor selected trades on a daily basis in an effort to deter excessive short-term trading.  If a Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder’s accounts.  While a Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders.  However, because the Funds cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or (ii) made more than 2 “round-trip” exchanges within a rolling 90 day period.  A “round-trip” exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund.  If a shareholder exceeds these limits, the Funds may restrict or suspend that shareholder’s exchange privileges and subsequent exchange requests during the suspension will not be processed.  The Funds may also restrict or refuse to process purchases by the shareholder.  These exchange limits and excessive trading policies generally do not apply to purchases and redemptions of money market funds (except in situations where excessive trading may have a detrimental or disruptive effect on share prices or portfolio management of these funds), systematic purchases and redemptions.

Financial intermediaries (such as investment advisors and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed.  If a Fund identifies excessive trading in such an account, the Fund may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Fund. In accordance with Rule 22c-2 under the 1940 Act, the Funds have entered into information sharing agreements with certain financial intermediaries.  Under these agreements, a financial intermediary is obligated to:  (1) enforce during the term of the agreement, the Funds’ market-timing policy; (2) furnish the Funds, upon their request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds’ market-timing policy with respect to customers identified by the Funds as having engaged in market timing.  When information regarding transactions in the Funds’ shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds apply these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading.  The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future.

Householding Policy (Only applicable for shares held through Touchstone Securities directly)

The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name.  This process, known as “householding,” reduces costs and provides a convenience to shareholders.  If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call Touchstone Securities at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request.  If you or others in your household invest in the Funds through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

Receiving Sale Proceeds

Touchstone Securities will forward the proceeds of your sale to you (or to your financial advisor, Authorized Processing Organization or financial institution) within 7 days (normally within 3 business days) after receipt of a proper request.

Proceeds Sent to Financial Advisors, Authorized Processing Organizations or Financial Institutions. Proceeds that are sent to your financial advisor, Authorized Processing Organization or financial institution will not usually be reinvested for you unless you provide specific instructions to do so.  Therefore, the financial advisor, Authorized Processing Organization or financial institution may benefit from the use of your money.

Fund Shares Purchased by Check (Only applicable for shares held through Touchstone directly). We may delay the processing of a redemption request for shares you recently purchased by check until your check clears, which may take up to 15 days.  If you need your money sooner, you should purchase shares by bank wire.

Reinstatement Privilege (Class A and Class C Shares Only). You may, within 90 days of redemption, reinvest all or part of your sale proceeds by sending a written request and a check to Touchstone Securities.  If the redemption proceeds were from the sale of your Class A shares, you can reinvest into Class A shares of any Touchstone Fund at NAV.  Reinvestment will be at the NAV next calculated after Touchstone Securities receives your request.  If the proceeds were from the sale of your Class C shares, you can reinvest those proceeds into Class C shares of any Touchstone Fund.  If you paid a CDSC on the reinstated amount, that CDSC will be reimbursed to you upon reinvestment.

Low Account Balances (Only applicable for shares held through Touchstone Securities directly). If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone Securities may sell your shares and send the proceeds to you.  This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gifts/Transfers to Minors Act (“UGTMA”). Touchstone Securities will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

Delay of Payment. It is possible that the payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances.  These circumstances can occur:

●         When the NYSE is closed on days other than customary weekends and holidays
●         When trading on the NYSE is restricted
●         During any other time when the SEC, by order, permits.

Redemption in Kind. Under unusual circumstances, when the Board of Trustees deems it appropriate, a Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value. Shareholders may incur transaction and brokerage costs when they sell these portfolio securities including federal income tax. Until such time as the shareholder sells the securities they receive in kind, the securities are subject to market risk.

Pricing of Fund Shares

Each Fund’s share price (also called “NAV”) and offering price (NAV plus a sales charge, if applicable) is determined as of the close of trading (normally 4:00 p.m. ET) every day the NYSE is open.  Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding.  Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in proper form by Touchstone Securities, an Authorized Processing Organization or financial institution.

The Funds’ equity investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction).  The Funds may use pricing services to determine market value for investments.  Some specific pricing strategies follow:

●         All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Trustees has determined as fair value.
●         Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

Any foreign securities held by a Fund will be priced as follows:

●         All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.
●         Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange.  However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.

●         Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when a Fund does not price its shares, a Fund’s NAV may change on days when shareholders will not be able to buy or sell shares.

Securities held by a Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees.  Any debt securities held by a Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.  The Funds may use fair value pricing under the following circumstances, among others:

●         If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.
●         If a security, such as a small cap or micro cap security, is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
●         If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price.  A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.  With respect to any portion of a Fund’s assets that is invested in other mutual funds, that portion of a Fund’s NAV is calculated based on the NAV of that mutual fund.  The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

DISTRIBUTION AND TAXES

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains.  The table below outlines when dividends, if any, are declared and paid by each Fund:

Funds	Dividends Declared/ Dividends Paid
Touchstone Large Cap Growth Fund	Annually/Annually
Touchstone Growth Opportunities Fund	Annually/Annually
Touchstone Value Fund	Semi-Annually/Semi-Annually
Touchstone High Yield Fund	Monthly/Monthly
Touchstone Ultra Short Duration Fixed Income Fund	Daily/Monthly
Touchstone Core Bond Fund	Monthly/Monthly
Touchstone Growth Allocation Fund	Annually/Annually
Touchstone Moderate Growth Allocation Fund	Annually/Annually
Touchstone Balanced Allocation Fund	Quarterly/Quarterly
Touchstone Conservative Allocation Fund	Quarterly/Quarterly
Touchstone Micro Cap Value Fund	Annually/Annually
Touchstone Small Company Value Fund	Quarterly/Quarterly
Touchstone International Value Fund	Annually/Annually
Touchstone Strategic Income Fund	Monthly/Monthly

Each Fund makes distributions of capital gains, if any, at least annually. If you own shares on a Fund’s distribution record date, you will be entitled to receive the distribution.

You will receive income dividends and distributions of capital gains in the form of additional Fund shares unless you elect to receive payment in cash.  To elect cash payment, you must notify the Funds in writing or by phone prior to the date of distribution.  Your election will be effective for dividends and distributions paid after we receive your notice.  To cancel your election, simply send written notice to Touchstone Securities, P.O. Box 9878, Providence, RI 02940-8078, or by overnight mail to Touchstone Securities, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581. If you hold your shares through a financial institution, you must contact it to elect cash payment.

Tax Information

The tax information in this Prospectus/Proxy Statement is provided for general information only and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Funds intend to qualify annually to be treated as regulated investment companies (“RICs”) under the Code. As such, the Funds will not be subject to federal income taxes on the earnings they distribute to shareholders provided they satisfy certain requirements and restrictions of the Code. If for any taxable year a Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% (for taxable years beginning prior to January 1, 2013); and (2) distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.

Distributions. The Funds will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.

Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by a Fund as “qualified dividend income” are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets).  Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.

Sale or Exchange of Shares. It is a taxable event for you if you sell shares of a Fund or exchange shares of a Fund for shares of another Fund. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of a Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends, if any, received by the shareholder with respect to such shares.

Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).

Backup Withholding. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

State and Local Income Taxes. This Prospectus/Proxy Statement does not discuss the state and local tax consequences of an investment in a Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in a Fund. This Prospectus/Proxy Statement does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in a Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisors as to the U.S. and foreign country tax consequences of an investment in a Fund.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding these considerations is included in the Touchstone SAIs and the SAIs related to this Prospectus/Proxy Statement. You are urged and advised to consult your own tax advisor regarding the effects of an investment in a Fund on your tax situation.

FINANCIAL HIGHLIGHTS

Touchstone Large Cap Growth Fund and Touchstone Growth Opportunities Fund

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past 5 years, or if shorter, the period of each Fund’s operation. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. The financial highlights for each Fund for each of the 5 years in the period ended March 31, 2012 were audited by Ernst & Young LLP, an independent registered public accounting firm. The report of Ernst & Young LLP, along with each Fund’s financial statements and related notes, appears in the 2011 Annual Report for the Funds. You can obtain the Annual Report, which contains more performance information, at no charge by calling 1.800.543.0407.

For A Share Outstanding Throughout Each Year Ended March 31, (Unless Otherwise Noted)

Touchstone Large Cap Growth Fund
Class A	2012		2011	2010	2009	2008
Net Asset Value at Beginning of Period	$24.95		$20.74	$14.73	$24.45	$22.06
Income (Loss) from Investments Operations:
Net Investment Income (Loss)	0.02	(A)	(0.09)	(0.02)	0.09	0.02
Net Realized and Unrealized Gains (Losses) on Investments	2.77		4.30	6.08	(9.80)	2.37
Total from Investment Operations	2.79		4.21	6.06	(9.71)	2.39
Less Distributions:
Net Investment Income	-		-	(0.04)	(0.01)	-
Realized Capital Gains	-		-	(0.01)	-	-
Total Distributions	-		-	(0.05)	(0.01)	-
Net Asset Value at End of Period	$27.74		$24.95	$20.74	$14.73	$24.45
Total Return(B)	11.18%		20.30%	41.15%	(39.71%)	10.83%
Ratios and Supplemental Data:
Net Assets at End of Period (000’s)	$238,488		$291,827	$334,465	$418,808	$719,488
Ratio to Average Net Assets:
Net Expenses	1.25%		1.25%	1.25%	1.25%	1.25%
Gross Expenses	1.35%		1.36%	1.37%	1.33%	1.33%
Net Investment Income (Loss)	0.08%		(0.36%)	(0.29%)	0.41%	0.06%
Portfolio Turnover Rate	91%		76%	83%	126%	72%

Touchstone Large Cap Growth Fund
Class C	2012		2011	2010	2009	2008
Net Asset Value at Beginning of Period	$23.84		$19.97	$14.25	$23.74	$21.52
Income (Loss) from Investments Operations:
Net Investment Income (Loss)	(0.16	)(A)	(0.27)	(0.22)	(0.07)	(0.14)
Net Realized and Unrealized Gains (Losses) on Investments	2.63		4.14	5.94	(9.42)	2.36
Total from Investment Operations	2.47		3.87	5.72	(9.49)	2.22
Net Asset Value at End of Period	$26.31		$23.84	$19.97	$14.25	$23.74
Total Return(B)	10.36%		19.38%	40.14%	(39.97%)	10.32%
Ratios and Supplemental Data:
Net Assets at End of Period (000’s)	$116,350		$127,172	$142,179	$137,641	$236,582
Ratio to Average Net Assets:
Net Expenses	2.00%		2.00%	2.00%	2.00%	2.00%
Gross Expenses	2.09%		2.13%	2.16%	2.11%	2.09%
Net Investment Income (Loss)	(0.67%)		(1.11%)	(1.05%)	(0.33%)	(0.66%)
Portfolio Turnover Rate	91%		76%	83%	126%	72%

For A Share Outstanding Throughout Each Year Ended March 31, (Unless Otherwise Noted)

Touchstone Large Cap Growth Fund
Class Y	2012		2011	2010	2009	2008
Net Asset Value at Beginning of Period	$25.19		$20.89	$14.84	$24.64	$22.19
Income (Loss) from Investments Operations:
Net Investment Income (Loss)	0.09	(A)	(0.02)	(0.01)	0.10	0.05
Net Realized and Unrealized Gains (Losses) on Investments	2.81		4.32	6.17	(9.85)	2.40
Total from Investment Operations	2.90		4.30	6.16	(9.75)	2.45
Distributions from:
Net Investment Income	-		-	(0.10)	(0.05)	-
Realized Capital Gains	-		-	(0.01)	-	-
Total Distributions	-		-	(0.11)	(0.05)	-
Net Asset Value at End of Period	$28.09		$25.19	$20.89	$14.84	$24.64
Total Return	11.47%		20.58%	41.53%	(39.58%)	11.04%
Ratios and Supplemental Data:
Net Assets at End of Period (000’s)	$385,411		$331,733	$352,847	$206,369	$31,679
Ratio to Average Net Assets:
Net Expenses	0.99%		0.99%	0.99%	0.97%	1.00%
Gross Expenses	1.14%		1.13%	1.06%	1.06%	1.04%
Net Investment Income (Loss)	0.34%		(0.10%)	(0.06%)	0.95%	0.21%
Portfolio Turnover Rate	91%		76%	83%	126%	72%
(A) The net investment income per share is based on average shares outstanding for the period.
(B) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.

For A Share Outstanding Throughout Each Year Ended March 31, (Unless Otherwise Noted)

Touchstone Growth Opportunities Fund
Class A	2012	2011	2010	2009	2008
Net Asset Value at Beginning of Period	$25.27	$20.88	$14.41	$21.68	$20.75
Income (Loss) from Investments Operations:
Net Investment Income (Loss)	(0.16)	0.07	(0.03)	(0.15)	(0.24)
Net Realized and Unrealized Gains (Losses) on Investments	0.53	4.44	6.50	(7.12)	1.17
Total from Investment Operations	0.37	4.51	6.47	(7.27)	0.93
Distributions from Net Investment Income	-	(0.12)	-	-	-
Net Asset Value at End of Period	$25.64	$25.27	$20.88	$14.41	$21.68
Total Return(A)	1.47%	21.71%	44.90%	(33.53%)	4.48%
Ratios and Supplemental Data:
Net Assets at End of Period (000’s)	$62,274	$96,930	$32,182	$17,973	$26,349
Ratio to Average Net Assets:
Net Expenses	1.21%	1.16%	1.24%	1.51%	1.55%
Gross Expenses	1.43%	1.50%	1.85%	2.04%	1.91%
Net Investment Income (Loss)	(0.52%)	0.10%	(0.22%)	(0.70%)	(0.89%)
Portfolio Turnover Rate	204%	130%	100%	60%	82%

For A Share Outstanding Throughout Each Year Ended March 31, (Unless Otherwise Noted)

Touchstone Growth Opportunities Fund
Class C	2012	2011	2010	2009	2008
Net Asset Value at Beginning of Period	$23.50	$19.49	$13.55	$20.42	$19.63
Income (Loss) from Investments Operations:
Net Investment Income (Loss)	(0.29)	(0.07)	(0.17)	(0.29)	(0.35)
Net Realized and Unrealized Gains (Losses) on Investments	0.47	4.12	6.11	(6.58)	1.14
Total from Investment Operations	0.18	4.05	5.94	(6.87)	0.79
Distributions from Net Investment Income	-	(0.04)	-	-	-
Net Asset Value at End of Period	$23.68	$23.50	$19.49	$13.55	$20.42
Total Return(A)	0.77%	20.82%	43.84%	(33.64%)	4.02%
Ratios and Supplemental Data:
Net Assets at End of Period (000’s)	$9,132	$10,592	$8,085	$6,262	$11,115
Ratio to Average Net Assets:
Net Expenses	1.96%	1.93%	1.99%	2.27%	2.30%
Gross Expenses	2.45%	2.58%	2.63%	2.82%	2.71%
Net Investment Income (Loss)	(1.27%)	(0.43%)	(0.96%)	(1.46%)	(1.60%)
Portfolio Turnover Rate	204%	130%	100%	60%	82%

(A) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.

For A Share Outstanding Throughout Each Year Ended March 31, (Unless Otherwise Noted)

Touchstone Growth Opportunities Fund
Class Y	2012	2011	2010		Period Ended March 31, 2009(A)
Net Asset Value at Beginning of Period	$25.38	$20.94	$14.41		$14.37
Income (Loss) from Investments Operations:
Net Investment Income (Loss)	(0.05)	0.14	-	(B)	-	(B)
Net Realized and Unrealized Gains (Losses) on Investments	0.47	4.45	6.53		0.04
Total from Investment Operations	0.42	4.59	6.53		0.04
Distributions from Net Investment Income	-	(0.15)	-		-
Net Asset Value at End of Period	$25.80	$25.38	$20.94		$14.41
Total Return	1.66%	22.06%	45.32%		0.28	%(C)
Ratios and Supplemental Data:
Net Assets at End of Period (000’s)	$12,254	$2,947	$2,223		$3
Ratio to Average Net Assets:
Net Expenses	0.96%	0.93%	0.98%		0.97	%(D)
Gross Expenses	1.42%	1.73%	3.73%		1.82	%(D)
Net Investment Income (Loss)	(0.27%)	0.63%	(0.04%)		(0.21	%)(D)
Portfolio Turnover Rate	204%	130%	100%		60	%(C)

(A) Represents the period from commencement of operations (February 2, 2009) through March 31, 2009.
(B) Amount rounds to less than $0.005.
(C)  Not annualized.
(D)  Annualized.

Touchstone Value Fund

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past 5 years or, if shorter, the period of a Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  No financial highlights are presented for Class C shares of the Touchstone Value Fund because the Class C shares commenced operations after March 31, 2012. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund’s financial statements, are included in the Fund’s annual report.  You can obtain the annual report at no charge by calling 1.800.543.0407.

For A Share Outstanding Throughout Each Year Ended March 31, (Unless Otherwise Noted)

Touchstone Value Fund
Class A	2012	2011	2010	2009	2008
Net Asset Value Beginning of Period	$6.67	$6.17	$4.00	$6.64	$8.80
Net Investment Income (Loss)1	$0.12	$0.08	$0.09	$0.14	$0.12
Realized and Unrealized Gains or (Losses) on Securities	$0.45	$0.50	$2.17	$(2.66)	$(0.97)
Total from Operations	$0.57	$0.58	$2.26	$(2.52)	$(0.85)
Dividends from Net Investment Income	$(0.10)	$(0.08)	$(0.09)	$(0.12)	$(0.17)
Distributions From Capital Gains	$-	$-	$-	$-	$(1.14)
Total Dividends and Distributions	$(0.10)	$(0.08)	$(0.09)	$(0.12)	$(1.31)
Redemption Fees	$-	$-	$-	$-	$-
Net Asset Value End of Period	$7.14	$6.67	$6.17	$4.00	$6.64
Total Return†	8.77%	9.59%	57.05%	(38.39)%	(11.68)%
Net Assets End of Period (000)	$1,606	$2,325	$2,514	$2,530	$2,379
Ratio of Net Expenses to Average Net Assets*	1.20%	1.20%	1.26%	1.35%	1.35%
Ratio of Gross Expenses to Average Net Assets*,^	1.96%	2.04%	1.76%	2.23%	2.38%
Ratio of Net Investment Income (Loss) to Average Net Assets*	1.84%	1.31%	1.72%	2.76%	1.36%
Portfolio Turnover Rate†	15.30%	13.31%	24.80%	17.05%	9.69%

Touchstone Value Fund
Class Y	2012	2011	2010	2009	2008
Net Asset Value Beginning of Period	$6.69	$6.19	$4.01	$6.65	$8.82
Net Investment Income (Loss)1	$0.12	$0.09	$0.10	$0.16	$0.14
Realized and Unrealized Gains or (Losses) on Securities	$0.47	$0.51	$2.19	$(2.68)	$(0.97)
Total from Operations	$0.59	$0.60	$2.29	$(2.52)	$(0.83)
Dividends from Net Investment Income	$(0.12)	$(0.10)	$(0.11)	$(0.12)	$(0.20)
Distributions From Capital Gains	$-	$-	$-	$-	$(1.14)
Total Dividends and Distributions	$(0.12)	$(0.10)	$(0.11)	$(0.12)	$(1.34)
Redemption Fees	$-	$-	$-	$-	$-
Net Asset Value End of Period	$7.16	$6.69	$6.19	$4.01	$6.65
Total Return†	9.01%	9.86%	57.65%	(38.29)%	(11.49)%
Net Assets End of Period (000)	$87,546	$86,659	$88,766	$67,325	$86,801
Ratio of Net Expenses to Average Net Assets*	0.95%	0.95%	1.00%	1.10%	1.10%
Ratio of Gross Expenses to Average Net Assets*,^	1.03%	1.04%	1.07%	1.22%	1.37%
Ratio of Net Investment Income (Loss) to Average Net Assets*	1.90%	1.58%	1.87%	3.03%	1.59%
Portfolio Turnover Rate†	15.30%	13.31%	24.80%	17.05%	9.69%

* Ratios for periods of less than one year have been annualized.
† Total returns and portfolio turnover rates are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by Old Mutual Capital, the predecessor fund’s investment advisor, during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charge.

^ Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and Old Mutual Capital and/or the predecessor fund’s former investment advisor paid these expenses on behalf of the predecessor fund’s trust. Had Old Mutual Capital and/or the former adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010, 2009 and 2008.
1           Per share amounts for the year or period are calculated based on average outstanding shares.

Touchstone High Yield Fund, Touchstone Ultra Short Duration Fixed Income Fund and Touchstone Core Bond Fund

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past 5 years or, if shorter, the period of a Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  No financial highlights are presented for Class Y shares of the Touchstone Core Bond Fund and Class A, Class C and Class Y shares of the Touchstone Ultra Short Duration Fixed Income Fund because these share classes commenced operations after March 31, 2012. The financial highlights for each Fund were audited by Ernst & Young LLP, an independent registered public accounting firm. The report of Ernst & Young LLP, along with each Fund’s financial statements and related notes, appears in each Fund’s annual report. The information provided for the six month period ended March 31, 2012 is unaudited. You can obtain the annual report at no charge by calling 1.800.543.0407.

For A Share Outstanding Throughout Each Year Ended September 30, (Unless Otherwise Noted) and For The Six-Month Period Ended March 31, 2012 (Unaudited)

Touchstone High Yield Fund
Class A	For the six-month period ended March 31, 2012 (Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$8.13		$8.60	$8.19	$7.85	$9.17	$9.31
Income (loss) from investment operations:
Net investment income	0.28		0.66	0.75	0.73	0.74	0.67
Net realized gain (loss) on investments	0.59		(0.43)	0.42	0.34	(1.28)	(0.06)
Total from investment operations	0.87		0.23	1.17	1.07	(0.54)	0.61
Distributions from:
Net investment income	(0.28)		(0.70)	(0.76)	(0.73)	(0.74)	(0.67)
Realized capital gains	—		—	—	—	(0.04)	(0.08)
Total distributions	(0.28)		(0.70)	(0.76)	(0.73)	(0.78)	(0.75)
Net asset value at end of period	$8.72		$8.13	$8.60	$8.19	$7.85	$9.17
Total return(A)	10.84	%(B)	2.43%	14.90%	16.06%	(6.33%)	6.69%
Ratios and supplemental data:
Net assets at end of period (000’s)	$155,557		$111,888	$113,453	$59,392	$57,020	$83,996
Ratio to average net assets:
Net expenses	1.01	%(C)	1.05%	1.05%	1.05%	1.05%	1.05%
Gross expenses	1.13	%(C)	1.18%	1.20%	1.38%	1.26%	1.31%
Net investment income	6.71	%(C)	7.59%	8.95%	10.58%	8.31%	7.17%
Portfolio turnover rate	11	%(B)	62%	47%	60%	28%	37%
(A) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(B) Not annualized.
(C) Annualized

For A Share Outstanding Throughout Each Year Ended September 30, (Unless Otherwise Noted) and For The Six-Month Period Ended March 31, 2012 (Unaudited)

Touchstone High Yield Fund
Class C	For the six-month period ended March 31, 2012 (Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$8.12		$8.59	$8.18	$7.84	$9.16	$9.31
Income (loss) from investment operations:
Net investment income	0.25		0.60	0.69	0.65	0.68	0.61
Net realized gain (loss) on investments	0.59		(0.44)	0.41	0.37	(1.29)	(0.08)
Total from investment operations	0.84		0.16	1.10	1.02	(0.61)	0.53
Distributions from:
Net investment income	(0.25)		(0.63)	(0.69)	(0.68)	(0.67)	(0.60)
Realized capital gains	—		—	—	—	(0.04)	(0.08)
Total distributions	(0.25)		(0.63)	(0.69)	(0.68)	(0.71)	(0.68)
Net asset value at end of period	$8.71		$8.12	$8.59	$8.18	$7.84	$9.16
Total return(A)	10.43	%(B)	1.67%	14.01%	15.24%	(7.03%)	5.81%
Ratios and supplemental data:
Net assets at end of period (000’s)	$33,166		$23,485	$24,412	$18,423	$4,569	$7,218
Ratio to average net assets:
Net expenses	1.80	%(C)	1.80%	1.80%	1.80%	1.80%	1.80%
Gross expenses	2.02	%(C)	2.11%	1.97%	2.11%	2.20%	2.17%
Net investment income	5.92	%(C)	6.83%	8.26%	9.46%	7.54%	6.41%
Portfolio turnover rate	11	%(B)	62%	47%	60%	28%	37%

(A) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(B) Not annualized.
(C) Annualized

For A Share Outstanding Throughout Each Year Ended September 30, (Unless Otherwise Noted) and For The Six-Month Period Ended March 31, 2012 (Unaudited)

Touchstone High Yield Fund
Class Y	For the six-month period ended March 31, 2012 (Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$8.30		$8.77	$8.34	$7.86	$9.18	$9.43
Income (loss) from investment operations:
Net investment income	0.30		0.68	0.75	0.66	0.75	0.50
Net realized gain (loss) on investments	0.60		(0.43)	0.46	0.50	(1.27)	(0.31)
Total from investment operations	0.90		0.25	1.21	1.16	(0.52)	0.19
Distributions from:
Net investment income	(0.29)		(0.72)	(0.78)	(0.68)	(0.76)	(0.44)
Realized capital gains	—		—	—	—	(0.04)	—
Total distributions	(0.29)		(0.72)	(0.78)	(0.68)	(0.80)	(0.44)
Net asset value at end of period	$8.91		$8.30	$8.77	$8.34	$7.86	$9.18
Total return(A)	10.99	%(C)	2.63%	15.16%	16.92%	(6.07%)	2.09	%(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$81,914		$35,339	$8,482	$3,130	$866	$473
Ratio to average net assets:
Net expenses	0.77	%(D)	0.80%	0.80%	0.80%	0.80%	0.80	%(D)
Gross expenses	0.88	%(D)	0.97%	0.96%	1.36%	1.27%	1.14	%(D)
Net investment income	6.95	%(D)	7.64%	9.33%	9.95%	8.74%	7.49	%(D)
Portfolio turnover rate	11	%(C)	62%	47%	60%	28%	37	%(C)

(A) Represents the period from commencement of operations (February 1, 2007) through September 30, 2007.
(B) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(C) Not annualized.
(D) Annualized.

For A Share Outstanding Throughout Each Year Ended September 30, (Unless Otherwise Noted) and For The Six-Month Period Ended March 31, 2012 (Unaudited)

Touchstone Ultra Short Duration Fixed Income Fund
Class Z*	For the six-month period ended March 31, 2012 (Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$9.58		$9.68	$9.66	$9.74	$10.08	$10.06
Income (loss) from investment operations:
Net investment income	0.07	(A)	0.15	0.18	0.32	0.47	0.53
Net realized gain (loss) on investments	0.04		(0.04)	0.06	(0.07)	(0.34)	0.01
Total from investment operations	0.11		0.11	0.24	0.25	0.13	0.54
Distributions from:
Net investment income	(0.12)		(0.21)	(0.22)	(0.33)	(0.47)	(0.52)
Net asset value at end of period	$9.57		$9.58	$9.68	$9.66	$9.74	$10.08
Total return(A)	1.10	%(B)	1.12%	2.49%	2.60%	1.26%	5.48%
Ratios and supplemental data:
Net assets at end of period (000’s)	$351,191		$346,131	$236,650	$108,552	$143,837	$146,045
Ratio to average net assets:
Net expenses	0.69	%(C)	0.69%	0.69%	0.69%	0.69%	0.69%
Gross expenses	0.76	%(C)	0.78%	0.81%	0.85%	0.82%	0.75%
Net investment income	1.51	%(C)	1.39%	1.69%	3.41%	4.72%	5.25%
Portfolio turnover rate	84	%(B)	144%	119%	15%	56%	26%

(A) The net investment income per share is based on average shares outstanding for the period.
(B) Not annualized.
(C) Annualized.
*Class Z shares are not being offered in the Reorganization.

For A Share Outstanding Throughout Each Year Ended September 30, (Unless Otherwise Noted) and For The Six-Month Period Ended March 31, 2012 (Unaudited)

Touchstone Core Bond Fund
Class A	For the six-month period ended March 31, 2012 (Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$10.46		$10.41	$9.76	$9.01	$9.67	$9.66
Income (loss) from investment operations:
Net investment income	0.17		0.39	0.39	0.41	0.46	0.43
Net realized gain (loss) on investments	0.19		0.10	0.67	0.80	(0.66)	0.01
Total from investment operations	0.36		0.49	1.06	1.21	(0.20)	0.44
Distributions from:
Net investment income	(0.17)		(0.44)	(0.41)	(0.46)	(0.46)	(0.43)
Net asset value at end of period	$10.65		$10.46	$10.41	$9.76	$9.01	$9.67
Total return(A)	3.47	%(B)	4.80%	11.10%	13.92%	(2.19%)	4.66%
Ratios and supplemental data:
Net assets at end of period (000’s)	$49,679		$41,663	$44,107	$36,096	$46,713	$56,735
Ratio to average net assets:
Net expenses	0.90	%(C)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	1.27	%(C)	1.28%	1.28%	1.21%	1.23%	1.29%
Net investment income	3.16	%(C)	3.80%	3.91%	4.58%	4.77%	4.39%
Portfolio turnover rate	202	%(B)	319%	370%	277%	184%	293%

(A) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(B) Not annualized.
(C) Annualized.

For A Share Outstanding Throughout Each Year Ended September 30, (Unless Otherwise Noted) and For The Six-Month Period Ended March 31, 2012 (Unaudited)

Touchstone Core Bond Fund
Class C	For the six-month period ended March 31, 2012 (Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$9.82		$9.80	$9.21	$8.53	$9.18	$9.19
Income (loss) from investment operations:
Net investment income	0.12		0.30	0.31	0.34	0.36	0.34
Net realized gain (loss) on investments	0.17		0.08	0.62	0.73	(0.62)	0.01
Total from investment operations	0.29		0.38	0.93	1.07	(0.26)	0.35
Distributions from:
Net investment income	(0.13)		(0.36)	(0.34)	(0.39)	(0.39)	(0.36)
Net asset value at end of period	$9.98		$9.82	$9.80	$9.21	$8.53	$9.18
Total return(A)	3.01	%(B)	4.01%	10.32%	13.07%	(2.93%)	3.87%
Ratios and supplemental data:
Net assets at end of period (000’s)	$9,321		$7,503	$8,550	$5,867	$3,255	$2,036
Ratio to average net assets:
Net expenses	1.65	%(C)	1.65%	1.65%	1.65%	1.65%	1.65%
Gross expenses	2.26	%(C)	2.44%	2.09%	2.10%	2.27%	2.57%
Net investment income	2.41	%(C)	3.04%	3.15%	3.81%	4.03%	3.65%
Portfolio turnover rate	202	%(B)	319%	370%	277%	184%	293%

(A) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(B) Not annualized.
(C) Annualized.

Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past 5 years or, if shorter, the period of a Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information on the five years ended July 31, has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in each Fund’s annual report.  You can obtain the annual report at no charge by calling 1.800.543.0407.

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Touchstone Growth Allocation Fund
Class A	For the six- month period ended January 31, 2012 (Unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$11.40	$9.58	$8.66	$12.33	$14.82	$12.70
Net Investment Income (Loss)*	$0.12	$0.08	$0.12	$0.10	$0.07	$0.03
Realized and Unrealized Gains (Losses) on Securities*	$(0.35)	$1.80	$0.99	$(3.12)	$(1.67)#	$2.34
Redemption Fees	$--	$--	$--	$--	$--	$--
Total from Operations	$(0.23)	$1.88	$1.11	$(3.02)	$(1.60)	$2.37
Dividends from Net Investment Income	$(0.11)	$(0.06)	$(0.19)	$--	$(0.20)	$--
Distributions From Capital Gains	$--	$--	$--	$(0.65)	$(0.69)	$(0.25)
Total Dividends and Distributions	$(0.11)	$(0.06)	$(0.19)	$(0.65)	$(0.89)	$(0.25)
Net Asset Value End of Period	$11.06	$11.40	$9.58	$8.66	$12.33	$14.82
Total Return†	(1.99)%	19.65%	12.78%	(23.55)%	(11.45)%#	18.76%
Net Assets End of Period (000)	$11,916	$13,619	$16,721	$20,556	$43,129	$55,755
Ratio of Expenses to Average Net Assets (1)	0.57%	0.57%	0.57%	0.56%	0.91%	1.60%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.32%	1.13%	1.18%	1.03%	1.26%	1.83%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.34%	0.77%	1.26%	1.14%	0.48%	0.24%
Portfolio Turnover Rate†	5.23%	7.78%	41.29%	27.09%	45.80%	104.92%

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)
Touchstone Growth Allocation Fund Class C	For the six- month period ended January 31, 2012 (Unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$10.90	$9.18	$8.30	$11.95	$14.53	$12.55
Net Investment Income (Loss)*	$0.08	$--	$0.04	$0.03	$(0.04)	$(0.07)
Realized and Unrealized Gains (Losses) on Securities*	$(0.34)	$1.72	$0.96	$(3.03)	$(1.61)#	$2.30
Redemption Fees	$--	$--	$--	$--	$--	$--
Total from Operations	$(0.26)	$1.72	$1.00	$(3.00)	$(1.65)	$2.23
Dividends from Net Investment Income	$(0.02)	$--	$(0.12)	$--	$(0.24)	$--
Distributions From Capital Gains	$--	$--	$--	$(0.65)	$(0.69)	$(0.25)
Total Dividends and Distributions	$(0.02)	$--	$(0.12)	$(0.65)	$(0.93)	$(0.25)
Net Asset Value End of Period	$10.62	$10.90	$9.18	$8.30	$11.95	$14.53
Total Return†	(2.41)%	18.74%	12.03%	(24.16)%	(12.08)%#	17.86%
Net Assets End of Period (000)	$27,736	$33,477	$36,655	$48,126	$83,127	$96,805
Ratio of Expenses to Average Net Assets (1)	1.32%	1.32%	1.32%	1.31%	1.66%	2.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.91%	1.75%	1.84%	1.75%	2.01%	2.56%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.56%	0.02%	0.47%	0.42%	(0.29)%	(0.50)%
Portfolio Turnover Rate†	5.23%	7.78%	41.29%	27.09%	45.80%	104.92%

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)
Touchstone Growth Allocation Fund Class Y	For the six- month period ended January 31, 2012 (Unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$11.57	$9.72	$8.77	$12.45	$14.91	$12.74
Net Investment Income (Loss)*	$0.10	$0.12	$0.05	$0.12	$0.09	$0.12
Realized and Unrealized Gains (Losses) on Securities*	$(0.33)	$1.81	$1.11	$(3.15)	$(1.67)#	$2.30
Redemption Fees	$--	$--	$--	$--	$--	$--
Total from Operations	$(0.23)	$1.93	$1.16	$(3.03)	$(1.58)	$2.42
Dividends from Net Investment Income	$(0.15)	$(0.08)	$(0.21)	$--	$(0.19)	$--
Distributions From Capital Gains	$--	$--	$--	$(0.65)	$(0.69)	$(0.25)
Total Dividends and Distributions	$(0.15)	$(0.08)	$(0.21)	$(0.65)	$(0.88)	$(0.25)
Net Asset Value End of Period	$11.19	$11.57	$9.72	$8.77	$12.45	$14.91
Total Return†	(1.89)%	19.94%	13.22%	(23.40)%	(11.25)%#	19.09%
Net Assets End of Period (000)	$1,507	$3,561	$2,322	$667	$750	$648
Ratio of Expenses to Average Net Assets (1)	0.32%	0.32%	0.32%	0.32%	0.61%	1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.53%	1.13%	1.33%	3.50%	5.47%	10.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.91%	1.11%	0.56%	1.46%	0.68%	0.77%
Portfolio Turnover Rate†	5.23%	7.78%	41.29%	27.09%	45.80%	104.92%

*          Per share amounts for the year are calculated based on average outstanding shares.
#          Impact of payment to affiliate was less than $0.01 per share and 0.01%, respectively.
†           Total return would have been lower had certain expenses not been waived by Old Mutual Capital, Inc. during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charges.
(1)       Ratio does not include expenses of the underlying funds.

Amounts designated as “—” are either $0 or have been rounded to $0.

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) And For The Six-Month Period Ended January 31, 2012 (Unaudited)

Touchstone Moderate Growth Allocation Fund
Class A	For the six- month period ended January 31, 2012 (Unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$11.11	$9.66	$8.87	$11.91	$13.76	$12.07
Net Investment Income (Loss)*	$0.12	$0.12	$0.15	$0.17	$0.10	$0.11
Realized and Unrealized Gains (Losses) on Securities*	$(0.21)	$1.47	$0.87	$(2.37)	$(1.11)#	$1.86
Redemption Fees	$--	$--	$--	$--	$--	$--
Total from Operations	$(0.09)	$1.59	$1.02	$(2.20)	$(1.01)	$1.97
Dividends from Net Investment Income	$(0.15)	$(0.14)	$(0.23)	$(0.16)	$(0.15)	$(0.07)
Distributions From Capital Gains	$--	$--	$--	$(0.68)	$(0.69)	$(0.21)
Total Dividends and Distributions	$(0.15)	$(0.14)	$(0.23)	$(0.84)	$(0.84)	$(0.28)
Net Asset Value End of Period	$10.87	$11.11	$9.66	$8.87	$11.91	$13.76
Total Return†	(0.73)%	16.56%	11.52%#	(17.27)%	(7.86)%#	16.49%
Net Assets End of Period (000)	$16,534	$18,848	$22,740	$25,782	$52,854	$58,969
Ratio of Expenses to Average Net Assets (1)	0.57%	0.57%	0.57%	0.57%	0.89%	1.55%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.14%	1.01%	1.08%	0.99%	1.26%	1.73%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.25%	1.17%	1.53%	2.00%	0.74%	0.84%
Portfolio Turnover Rate†	8.20%	8.53%	37.54%	31.90%	43.04%	112.42%

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)
Touchstone Moderate Growth Allocation Fund Class C	For the six- month period ended January 31, 2012 (Unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$10.86	$9.44	$8.67	$11.63	$13.59	$11.95
Net Investment Income (Loss)*	$0.08	$0.05	$0.07	$0.11	$--	$0.01
Realized and Unrealized Gains (Losses) on Securities*	$(0.21)	$1.43	$0.86	$(2.31)	$(1.08)#	$1.84
Redemption Fees	$--	$--	$--	$--	$--	$--
Total from Operations	$(0.13)	$1.48	$0.93	$(2.20)	$(1.08)	$1.85
Dividends from Net Investment Income	$(0.06)	$(0.06)	$(0.16)	$(0.08)	$(0.19)	$--
Distributions From Capital Gains	$--	$--	$--	$(0.68)	$(0.69)	$(0.21)
Total Dividends and Distributions	$(0.06)	$(0.06)	$(0.16)	$(0.76)	$(0.88)	$(0.21)
Net Asset Value End of Period	$10.67	$10.86	$9.44	$8.67	$11.63	$13.59
Total Return†	(1.15)%	15.70%	10.71%#	(17.90)%	(8.55)%#	15.63%
Net Assets End of Period (000)	$52,641	$61,074	$70,934	$92,373	$154,281	$161,855
Ratio of Expenses to Average Net Assets (1)	1.32%	1.32%	1.32%	1.32%	1.63%	2.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.79%	1.69%	1.74%	1.69%	1.88%	2.43%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.48%	0.46%	0.78%	1.33%	(0.02)%	0.09%
Portfolio Turnover Rate†	8.20%	8.53%	37.54%	31.90%	43.04%	112.42%

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)
Touchstone Moderate Growth Allocation Fund Class Y	For the six- month period ended January 31, 2012 (Unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$11.23	$9.75	$8.95	$12.02	$13.84	$12.12
Net Investment Income (Loss)*	$0.13	$0.18	$0.17	$0.20	$0.13	$0.20
Realized and Unrealized Gains (Losses) on Securities*	$(0.22)	$1.46	$0.88	$(2.40)	$(1.11)#	$1.83
Redemption Fees	$--	$--	$--	$--	$--	$--
Total from Operations	$(0.09)	$1.64	$1.05	$(2.20)	$(0.98)	$2.03
Dividends from Net Investment Income	$(0.18)	$(0.16)	$(0.25)	$(0.19)	$(0.15)	$(0.10)
Distributions From Capital Gains	$--	$--	$--	$(0.68)	$(0.69)	$(0.21)
Total Dividends and Distributions	$(0.18)	$(0.16)	$(0.25)	$(0.87)	$(0.84)	$(0.31)
Net Asset Value End of Period	$10.96	$11.23	$9.75	$8.95	$12.02	$13.84
Total Return†	(0.70)%	16.93%	11.77%#	(17.07)%	(7.64)%#	16.91%
Net Assets End of Period (000)	$1,203	$1,289	$635	$508	$600	$530
Ratio of Expenses to Average Net Assets (1)	0.32%	0.32%	0.32%	0.32%	0.61%	1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.82%	1.65%	2.59%	2.64%	4.40%	11.43%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.53%	1.63%	1.72%	2.34%	0.97%	1.40%
Portfolio Turnover Rate†	8.20%	8.53%	37.54%	31.90%	43.04%	112.42%

*	Per share amounts for the year are calculated based on average outstanding shares.
#	Impact of payment to affiliate was less than $0.01 per share and 0.01%, respectively.
†
Total return would have been lower had certain expenses not been waived by Old Mutual Capital, Inc. during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charges.

(1)	Ratio does not include expenses of the underlying funds.

Amounts designated as “—” are either $0 or have been rounded to $0.

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) And For The Six-Month Period Ended January 31, 2012 (Unaudited)

Touchstone Balanced Allocation Fund
Class A	For the six- month period ended January 31, 2012 (Unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$11.03	$9.99	$9.28	$11.27	$12.68	$11.45
Net Investment Income (Loss)*	$0.12	$0.18	$0.22	$0.29	$0.21	$0.20
Realized and Unrealized Gains (Losses) on Securities*	$(0.09)	$1.13	$0.80	$(1.46)	$(0.74)#	$1.41
Redemption Fees	$--	$--	$--	$--	$--	$--
Total from Operations	$0.03	$1.31	$1.02	$(1.17)	$(0.53)	$1.61
Dividends from Net Investment Income	$(0.12)	$(0.27)	$(0.31)	$(0.36)	$(0.26)	$(0.17)
Distributions From Capital Gains	$--	$--	$--	$(0.46)	$(0.62)	$(0.21)
Total Dividends and Distributions	$(0.12)	$(0.27)	$(0.31)	$(0.82)	$(0.88)	$(0.38)
Net Asset Value End of Period	$10.94	$11.03	$9.99	$9.28	$11.27	$12.68
Total Return†	0.35%	13.21%	10.99%	(9.30)%	(4.59)%#	14.20%
Net Assets End of Period (000)	$10,845	$12,650	$21,312	$25,356	$44,959	$51,321
Ratio of Expenses to Average Net Assets (1)	0.64%	0.64%	0.64%	0.65%	0.94%	1.55%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.05%	0.94%	0.93%	0.79%	1.13%	1.69%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.33%	1.71%	2.26%	3.30%	1.71%	1.59%
Portfolio Turnover Rate†	9.44%	5.65%	32.67%	29.74%	51.96%	121.42%

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)
Touchstone Balanced Allocation Fund Class C	For the six- month period ended January 31, 2012 (Unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$11.01	$9.97	$9.26	$11.17	$12.64	$11.42
Net Investment Income (Loss)*	$0.08	$0.10	$0.15	$0.22	$0.11	$0.10
Realized and Unrealized Gains (Losses) on Securities*	$(0.09)	$1.13	$0.79	$(1.44)	$(0.73)#	$1.41
Redemption Fees	$--	$--	$--	$--	$--	$--
Total from Operations	$(0.01)	$1.23	$0.94	$(1.22)	$(0.62)	$1.51
Dividends from Net Investment Income	$(0.08)	$(0.19)	$(0.23)	$(0.23)	$(0.23)	$(0.08)
Distributions From Capital Gains	$--	$--	$--	$(0.46)	$(0.62)	$(0.21)
Total Dividends and Distributions	$(0.08)	$(0.19)	$(0.23)	$(0.69)	$(0.85)	$(0.29)
Net Asset Value End of Period	$10.92	$11.01	$9.97	$9.26	$11.17	$12.64
Total Return†	(0.05)%	12.41%	10.19%	(10.00)%	(5.34)%#	13.38%
Net Assets End of Period (000)	$45,574	$50,108	$59,480	$77,330	$120,085	$109,348
Ratio of Expenses to Average Net Assets (1)	1.39%	1.39%	1.39%	1.40%	1.67%	2.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.66%	1.59%	1.62%	1.51%	1.85%	2.44%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.60%	0.98%	1.51%	2.46%	0.92%	0.85%
Portfolio Turnover Rate†	9.44%	5.65%	32.67%	29.74%	51.96%	121.42%

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)
Touchstone Balanced Allocation Fund Class Y	For the six- month period ended January 31, 2012 (Unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$11.05	$10.01	$9.30	$11.31	$12.70	$11.46
Net Investment Income (Loss)*	$0.14	$0.23	$0.24	$0.31	$0.23	$0.26
Realized and Unrealized Gains (Losses) on Securities*	$(0.09)	$1.11	$0.80	$(1.46)	$(0.74)#	$1.39
Redemption Fees	$--	$--	$--	$--	$--	$--
Total from Operations	$0.05	$1.34	$1.04	$(1.15)	$(0.51)	$1.65
Dividends from Net Investment Income	$(0.14)	$(0.30)	$(0.33)	$(0.40)	$(0.26)	$(0.20)
Distributions From Capital Gains	$--	$--	$--	$(0.46)	$(0.62)	$(0.21)
Total Dividends and Distributions	$(0.14)	$(0.30)	$(0.33)	$(0.86)	$(0.88)	$(0.41)
Net Asset Value End of Period	$10.96	$11.05	$10.01	$9.30	$11.31	$12.70
Total Return†	0.48%	13.49%	11.25%	(9.00)%	(4.40)%#	14.55%
Net Assets End of Period (000)	$1,811	$1,866	$929	$672	$732	$586
Ratio of Expenses to Average Net Assets (1)	0.39%	0.39%	0.39%	0.40%	0.65%	1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.40%	1.41%	2.28%	1.41%	5.13%	11.24%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.60%	2.11%	2.46%	3.53%	1.91%	2.02%
Portfolio Turnover Rate†	9.44%	5.65%	32.67%	29.74%	51.96%	121.42%

*	Per share amounts for the year are calculated based on average outstanding shares.
#	Impact of payment to affiliate was less than $0.01 per share and 0.01%, respectively.
†
Total return would have been lower had certain expenses not been waived by Old Mutual Capital, Inc. during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charges.

(1)	Ratio does not include expenses of the underlying funds.

Amounts designated as “—” are either $0 or have been rounded to $0.

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Touchstone Conservative Allocation Fund
Class A	For the six- month period ended January 31, 2012 (Unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$10.87	$10.38	$9.84	$10.76	$11.30	$10.64
Net Investment Income (Loss)*	$0.13	$0.26	$0.34	$0.48	$0.29	$0.30
Realized and Unrealized Gains (Losses) on Securities*	$(0.04)	$0.64	$0.66	$(0.61)	$(0.25)	$0.69
Redemption Fees	$--	$--	$--	$--	$--	$--
Total from Operations	$0.09	$0.90	$1.00	$(0.13)	$0.04	$0.99
Dividends from Net Investment Income	$(0.17)	$(0.41)	$(0.46)	$(0.57)	$(0.31)	$(0.28)
Distributions From Capital Gains	$--	$--	$--	$(0.22)	$(0.27)	$(0.05)
Total Dividends and Distributions	$(0.17)	$(0.41)	$(0.46)	$(0.79)	$(0.58)	$(0.33)
Net Asset Value End of Period	$10.79	$10.87	$10.38	$9.84	$10.76	$11.30
Total Return†	0.87%	8.81%	10.27%	(0.49)%	0.24%	9.40%
Net Assets End of Period (000)	$9,248	$11,138	$12,141	$13,632	$15,858	$12,605
Ratio of Expenses to Average Net Assets (1)	0.61%	0.61%	0.61%	0.65%	0.93%	1.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.15%	0.91%	0.94%	0.86%	1.31%	1.94%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.43%	2.43%	3.36%	5.09%	2.62%	2.73%
Portfolio Turnover Rate†	20.83%	12.81%	32.70%	39.55%	49.27%	130.47%

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)
Touchstone Conservative Allocation Fund Class C	For the six- month period ended January 31, 2012 (Unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$10.81	$10.33	$9.80	$10.66	$11.25	$10.60
Net Investment Income (Loss)*	$0.09	$0.18	$0.27	$0.39	$0.21	$0.22
Realized and Unrealized Gains (Losses) on Securities*	$(0.03)	$0.63	$0.64	$(0.58)	$(0.25)	$0.68
Redemption Fees	$--	$--	$--	$--	$--	$--
Total from Operations	$0.06	$0.81	$0.91	$(0.19)	$(0.04)	$0.90
Dividends from Net Investment Income	$(0.13)	$(0.33)	$(0.38)	$(0.45)	$(0.28)	$(0.20)
Distributions From Capital Gains	$--	$--	$--	$(0.22)	$(0.27)	$(0.05)
Total Dividends and Distributions	$(0.13)	$(0.33)	$(0.38)	$(0.67)	$(0.55)	$(0.25)
Net Asset Value End of Period	$10.74	$10.81	$10.33	$9.80	$10.66	$11.25
Total Return†	0.61%	7.93%	9.37%	(1.20)%	(0.47)%	8.57%
Net Assets End of Period (000)	$18,865	$20,000	$23,985	$31,465	$34,242	$25,812
Ratio of Expenses to Average Net Assets (1)	1.36%	1.36%	1.36%	1.41%	1.67%	2.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.69%	1.61%	1.65%	1.54%	1.95%	2.57%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.75%	1.72%	2.61%	4.23%	1.86%	1.98%
Portfolio Turnover Rate†	20.83%	12.81%	32.70%	39.55%	49.27%	130.47%

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)
Touchstone Conservative Allocation Fund Class Y	For the six- month period ended January 31, 2012 (Unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$10.87	$10.39	$9.85	$10.78	$11.30	$10.65
Net Investment Income (Loss)*	$0.16	$0.29	$0.35	$0.44	$0.32	$0.34
Realized and Unrealized Gains (Losses) on Securities*	$(0.04)	$0.62	$0.67	$(0.54)	$(0.25)	$0.67
Redemption Fees	$--	$--	$--	$--	$--	$--
Total from Operations	$0.12	$0.91	$1.02	$(0.10)	$0.07	$1.01
Dividends from Net Investment Income	$(0.19)	$(0.43)	$(0.48)	$(0.61)	$(0.32)	$(0.31)
Distributions From Capital Gains	$--	$--	$--	$(0.22)	$(0.27)	$(0.05)
Total Dividends and Distributions	$(0.19)	$(0.43)	$(0.48)	$(0.83)	$(0.59)	$(0.36)
Net Asset Value End of Period	$10.80	$10.87	$10.39	$9.85	$10.78	$11.30
Total Return†	1.12%	8.97%	10.54%	(0.17)%	0.54%	9.55%
Net Assets End of Period (000)	$1,899	$1,370	$1,129	$234	$640	$514
Ratio of Expenses to Average Net Assets (1)	0.36%	0.36%	0.34%	0.40%	0.67%	1.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.38%	1.65%	1.65%	7.77%	4.34%	11.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.92%	2.72%	3.40%	4.56%	2.86%	3.01%
Portfolio Turnover Rate†	20.83%	12.81%	32.70%	39.55%	49.27%	130.47%

*	Per share amounts for the year are calculated based on average outstanding shares.
†
Total return would have been lower had certain expenses not been waived by Old Mutual Capital, Inc., the predecessor fund’s investment advisor, during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charges.

(1)	Ratio does not include expenses of the underlying funds.

Amounts designated as “—” are either $0 or have been rounded to $0.

Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund, Touchstone Strategic Income Fund

The corresponding Acquired Funds of each of Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund (each a “Shell Fund”) will be the accounting survivors and each Shell Fund will adopt the financial statements and financial history of the corresponding Acquired Fund upon the consummation of the Reorganization.   The financial highlights tables are intended to help you understand a Fund’s financial performance for the past 5 years or, if shorter, the period of a Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information on the five years ended July 31, has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the annual report to shareholders for the Fifth Third Funds (“Fifth Third Funds Annual Report”).  The information provided for the six month period ended January 31, 2012 is unaudited. You can obtain the Fifth Third Funds Annual Report at no charge by calling (800) 282-5706.

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)
Fifth Third Micro Cap Value Fund
Class A	Six-months ended January 31, 2012 (unaudited)		July 31, 2011	July 31, 2010	July 31, 2009	July 31, 2008	July 31, 2007
Net Asset Value, Beginning of Period	$4.24		$3.63	$3.01	$3.49	$6.73	$7.80
Net Investment Income/(Loss)	—	^∆	(0.01)∆	(0.01)∆	0.01 ∆	0.01 ∆	(0.01)∆
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	0.08		0.62	0.63	(0.47)	(0.75)	0.90
Change in Net Assets Resulting from Operations	0.08		0.61	0.62	(0.46)	(0.74)	0.89
Net Investment Income	—		—	—	(0.01)	—	(0.04)
Net Realized Gains	—		—	—	(0.01)	(2.50)	(1.92)
Total Dividends and Distributions	—		—	—	(0.02)	(2.50)	(1.96)
Net Asset Value, End of Period	$4.32		$4.24	$3.63	$3.01	$3.49	$6.73
Total Return (excludes sales charge)	1.89	%*	16.80%	20.60%	(13.18)%	(12.41)%	12.24%
Net Assets, End of Period (000’s)	$18,014		$18,117	$11,649	$7,497	$10,552	$11,486
Ratios of Expenses to Average Net Assets (a)	2.02	%**	1.96%	2.07%	2.14%	2.06%	1.77%
Ratio of Expenses to Average Net Assets (b)	1.60	%**	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.04	)%**	(0.33)%	(0.41)%	0.40%	0.16%	(0.08)%
Portfolio Turnover Rate (c)	20	%*	59%	56%	46%	49%	72%

Class C	Six-months ended January 31, 2012 (unaudited)		July 31, 2011	July 31, 2010	July 31, 2009	July 31, 2008	July 31, 2007
Net Asset Value, Beginning of Period	$3.77		$3.25	$2.72	$3.17	$6.39	$7.52
Net Investment Income/(Loss)	(0.01	)∆	(0.04)∆	(0.04)∆	(0.01)∆	(0.02)∆	(0.05)∆
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	0.06		0.56	0.57	(0.43)	(0.70)	0.84
Change in Net Assets Resulting from Operations	0.05		0.52	0.53	(0.44)	(0.72)	0.79
Net Investment Income	—		—	—	—	—	—
Net Realized Gains	—		—	—	(0.01)	(2.50)	(1.92)
Total Dividends and Distributions	—		—	—	(0.01)	(2.50)	(1.92)
Net Asset Value, End of Period	$3.82		$3.77	$3.25	$2.72	$3.17	$6.39
Total Return (excludes sales charge)	1.33	%*	16.00%	19.49%	(13.75)%	(12.95)%	11.28%
Net Assets, End of Period (000’s)	$5,003		$5,563	$2,876	$1,446	$1,749	$2,853
Ratios of Expenses to Average Net Assets (a)	2.77	%**	2.71%	2.82%	2.88%	2.81%	2.51%

Ratio of Expenses to Average Net Assets (b)	2.35	%**	2.35%	2.35%	2.35%	2.35%	2.35%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.79	)%**	(1.10)%	(1.17)%	(0.35)%	(0.62)%	(0.75)%
Portfolio Turnover Rate (c)	20	%*	59%	56%	46%	49%	72%

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Fifth Third Micro Cap Value Fund
Institutional Shares	Six-months ended January 31, 2012 (unaudited)		July 31, 2011	July 31, 2010	July 31, 2009	July 31, 2008	July 31, 2007
Net Asset Value, Beginning of Period	$4.58		$3.92	$3.24	$3.75	$7.02	$8.05
Net Investment Income/(Loss)	—	^∆	— ^∆	(0.01)∆	0.02 ∆	0.02 ∆	0.01 ∆
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	0.10		0.66	0.69	(0.51)	(0.78)	0.93
Change in Net Assets Resulting from Operations	0.10		0.66	0.68	(0.49)	(0.76)	0.94
Net Investment Income	—		—	—	(0.01)	(0.01)	(0.05)
Net Realized Gains	—		—	—	(0.01)	(2.50)	(1.92)
Total Dividends and Distributions	—		—	—	(0.02)	(2.51)	(1.97)
Net Asset Value, End of Period	$4.68		$4.58	$3.92	$3.24	$3.75	$7.02
Total Return (excludes sales charge)	2.18	%*	16.84%	20.99%	(12.86)%	(12.23)%	12.53%
Net Assets, End of Period (000’s)	$27,494		$26,317	$21,195	$17,394	$22,662	$51,541
Ratios of Expenses to Average Net Assets (a)	1.77	%**	1.71%	1.82%	1.89%	1.82%	1.52%
Ratio of Expenses to Average Net Assets (b)	1.35	%**	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.19	%**	(0.08)%	(0.16)%	0.64%	0.37%	0.17%
Portfolio Turnover Rate (c)	20	%*	59%	56%	46%	49%	72%
(a)	Before waivers and reimbursements
(b)	Net of waivers and reimbursements
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Δ	Average shares method used in calculation.
^	Amount is less than $0.005 per share.
*	Not annualized.
**	Annualized.

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Fifth Third Small Cap Value Fund
Class A	Six-months ended January 31, 2012 (unaudited)		July 31, 2011	July 31, 2010	July 31, 2009	July 31, 2008	July 31, 2007
Net Asset Value, Beginning of Period	$19.43		$16.15	$13.33	$16.84	$20.09	$20.74
Net Investment Income/(Loss)	0.06	Δ	0.08 ∆	0.06 ∆	0.18 ∆	0.14 ∆	0.08 ∆
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	0.05		3.23	2.83	(3.51)	(0.90)	2.11
Change in Net Assets Resulting from Operations	0.11		3.31	2.89	(3.33)	(0.76)	2.19
Net Investment Income	(0.02)		(0.03)	(0.07)	(0.18)	(0.12)	(0.07)
Net Realized Gains	(1.06)		—	—	—	(2.37)	(2.77)
Total Dividends and Distributions	(1.08)		(0.03)	(0.07)	(0.18)	(2.49)	(2.84)
Net Asset Value, End of Period	$18.46		$19.43	$16.15	$13.33	$16.84	$20.09
Total Return (excludes sales charge)	0.95	%*	20.52%	21.69%	(19.56)%	(3.95)%	10.53%
Net Assets, End of Period (000’s)	$1,995		$1,980	$2,241	$1,275	$1,682	$2,198
Ratios of Expenses to Average Net Assets (a)	1.65	%**	1.60%	1.56%	1.55%	1.50%	1.50%
Ratio of Expenses to Average Net Assets (b)	1.28	%**	1.36%	1.41%	1.45%	1.45%	1.45%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.64	%**	0.43%	0.39%	1.42%	0.77%	0.36%
Portfolio Turnover Rate (c)	26	%*	93%	65%	68%	60%	46%

Class C	Six-months ended January 31, 2012 (unaudited)		July 31, 2011	July 31, 2010	July 31, 2009	July 31, 2008	July 31, 2007
Net Asset Value, Beginning of Period	$18.38		$15.37	$12.73	$16.07	$19.31	$20.14
Net Investment Income/(Loss)	(0.01	)Δ	(0.07)∆	(0.06)∆	0.08 ∆	— ^∆	(0.08)∆
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	0.04		3.08	2.70	(3.33)	(0.87)	2.06
Change in Net Assets Resulting from Operations	0.03		3.01	2.64	(3.25)	(0.87)	1.98
Net Investment Income	—		—	—	(0.09)	—	(0.04)
Net Realized Gains	(1.06)		—	—	—	(2.37)	(2.77)
Total Dividends and Distributions	(1.06)		—	—	(0.09)	(2.37)	(2.81)
Net Asset Value, End of Period	$17.35		$18.38	$15.37	$12.73	$16.07	$19.31
Total Return (excludes sales charge)	0.61	%*	19.58%	20.83%	(20.17)%	(4.74)%	9.66%
Net Assets, End of Period (000’s)	$1,686		$1,802	$828	$399	$384	$713
Ratios of Expenses to Average Net Assets (a)	2.40	%**	2.35%	2.31%	2.30%	2.25%	2.25%
Ratio of Expenses to Average Net Assets (b)	2.03	%**	2.11%	2.16%	2.20%	2.20%	2.20%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.11	)%**	(0.39)%	(0.37)%	0.68%	0.01%	(0.39)%
Portfolio Turnover Rate (c)	26	%*	93%	65%	68%	60%	46%

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Fifth Third Small Cap Value Fund
Institutional Shares	Six-months ended January 31, 2012 (unaudited)		July 31, 2011	July 31, 2010	July 31, 2009	July 31, 2008	July 31, 2007
Net Asset Value, Beginning of Period	$19.67		$16.34	$13.48	$17.04	$20.29	$20.89
Net Investment Income/(Loss)	0.08	∆	0.13 ∆	0.11 ∆	0.21 ∆	0.19 ∆	0.13 ∆
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	0.06		3.27	2.85	(3.55)	(0.91)	2.12
Change in Net Assets Resulting from Operations	0.14		3.40	2.96	(3.34)	(0.72)	2.25
Net Investment Income	(0.06)		(0.07)	(0.10)	(0.22)	(0.16)	(0.08)
Net Realized Gains	(1.06)		—	—	—	(2.37)	(2.77)
Total Dividends and Distributions	(1.12)		(0.07)	(0.10)	(0.22)	(2.53)	(2.85)
Net Asset Value, End of Period	$18.69		$19.67	$16.34	$13.48	$17.04	$20.29
Total Return (excludes sales charge)	1.09	%*	20.80%	22.00%	(19.32)%	(3.68)%	10.77%
Net Assets, End of Period (000’s)	$57,077		$60,170	$59,572	$65,235	$86,463	$110,873
Ratios of Expenses to Average Net Assets (a)	1.40	%**	1.35%	1.31%	1.30%	1.24%	1.25%
Ratio of Expenses to Average Net Assets (b)	1.03	%**	1.11%	1.16%	1.20%	1.19%	1.20%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.89	%**	0.68%	0.67%	1.68%	1.05%	0.61%
Portfolio Turnover Rate (c)	26	%*	93%	65%	68%	60%	46%

(a)	Before waivers and reimbursements
(b)	Net of waivers and reimbursements
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Δ	Average shares method used in calculation.
^	Amount is less than $0.005 per share.
*	Not annualized.
**	Annualized.

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Fifth Third International Equity Fund
Class A	Six-months ended January 31, 2012 (unaudited)		July 31, 2011		July 31, 2010		July 31, 2009		July 31, 2008		July 31, 2007
Net Asset Value, Beginning of Period	$8.42			$7.33		$7.24		$12.23	$15.54		$12.84
Net Investment Income/(Loss)	0.03	Δ	0.17	Δ	0.14	Δ	0.20	Δ	0.40	Δ	0.15	Δ@
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	(1.00)			1.09		0.19		(3.59)	(2.28)		2.92
Change in Net Assets Resulting from Operations	(0.97)			1.26		0.33		(3.39)	(1.88)		3.07
Net Investment Income	(0.20)			(0.17)		(0.24)		(0.17)	(0.43)		(0.10)
Net Realized Gains	—			—		—		(1.43)	(1.00)		(0.27)
Total Dividends and Distributions	(0.20)			(0.17)		(0.24)		(1.60)	(1.43)		(0.37)
Net Asset Value, End of Period	$7.25			$8.42		$7.33		$7.24	$12.23		$15.54
Total Return (excludes sales charge)	(11.35	)%*		17.17%		4.34%		(24.64)%	(13.81)%		24.35	%@
Net Assets, End of Period (000’s)	$8,567			$10,258		$10,216		$11,754	$20,160		$21,533
Ratios of Expenses to Average Net Assets (a)	1.67	%**		1.61%		1.59%		1.59%	1.60%		1.61%
Ratio of Expenses to Average Net Assets (b)	1.42	%‡**		1.42%‡		1.43%‡		1.47%‡	1.50%		1.60%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.72	%**		2.10%		1.87%		2.74%	2.80%		1.06%
Portfolio Turnover Rate (c)	48	%*		131%		137%		104%	155%		20%

Class C	Six-months ended January 31, 2012 (unaudited)		July 31, 2011		July 31, 2010		July 31, 2009		July 31, 2008		July 31, 2007
Net Asset Value, Beginning of Period	$7.85			$6.84		$6.79		$11.61	$14.81		$12.31
Net Investment Income/(Loss)	–	^Δ	0.10	Δ	0.08	Δ	0.14	Δ	0.30	Δ	0.02	Δ@
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	(0.93)			1.01		0.18		(3.42)	(2.18)		2.81
Change in Net Assets Resulting from Operations	(0.93)			1.11		0.26		(3.28)	(1.88)		2.83
Net Investment Income	(0.13)			(0.10)		(0.21)		(0.11)	(0.32)		(0.06)
Net Realized Gains	—			—		—		(1.43)	(1.00)		(0.27)
Total Dividends and Distributions	(0.13)			(0.10)		(0.21)		(1.54)	(1.32)		(0.33)
Net Asset Value, End of Period	$6.79			$7.85		$6.84		$6.79	$11.61		$14.81
Total Return (excludes sales charge)	(11.77	)%*		16.23%		3.59%		(25.18)%	(14.43)%		23.40	%@
Net Assets, End of Period (000’s)	$204			$275		$310		$378	$721		$878
Ratios of Expenses to Average Net Assets (a)	2.42	%**		2.36%		2.34%		2.34%	2.36%		2.35%
Ratio of Expenses to Average Net Assets (b)	2.17	%‡**		2.17%‡		2.18%‡		2.22%‡	2.26%		2.35%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.03	)%**		1.28%		1.11%		2.01%	2.19%		0.16%
Portfolio Turnover Rate (c)	48	%*		131%		137%		104%	155%		20%

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Fifth Third International Equity Fund
Institutional Shares	Six-months ended January 31, 2012 (unaudited)		July 31, 2011		July 31, 2010		July 31, 2009		July 31, 2008		July 31, 2007
Net Asset Value, Beginning of Period	$8.44			$7.35		$7.25		$12.24	$15.55		$12.83
Net Investment Income/(Loss)	0.03	Δ	0.18	Δ	0.16	Δ	0.22	Δ	0.45	Δ	0.18	Δ@
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	(1.00)			1.10		0.19		(3.59)	(2.30)		2.92
Change in Net Assets Resulting from Operations	(0.97)			1.28		0.35		(3.37)	(1.85)		3.10
Net Investment Income	(0.22)			(0.19)		(0.25)		(0.19)	(0.46)		(0.11)
Net Realized Gains	—			—		—		(1.43)	(1.00)		(0.27)
Total Dividends and Distributions	(0.22)			(0.19)		(0.25)		(1.62)	(1.46)		(0.38)
Net Asset Value, End of Period	$7.25			$8.44		$7.35		$7.25	$12.24		$15.55
Total Return (excludes sales charge)	(11.27	)%*		17.42%		4.61%		(24.36)%	(13.56)%		24.57	%@
Net Assets, End of Period (000’s)	$147,955			$176,521		$229,888		$233,968	$420,993		$469,183
Ratios of Expenses to Average Net Assets (a)	1.42	%**		1.36%		1.34%		1.34%	1.36%		1.36%
Ratio of Expenses to Average Net Assets (b)	1.17	%‡**		1.17%‡		1.18%‡		1.22%‡	1.26%		1.35%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.97	%**		2.22%		2.18%		3.01%	3.13%		1.29%
Portfolio Turnover Rate (c)	48	%*		131%		137%		104%	155%		20%

(a)	Before waivers and reimbursements
(b)	Net of waivers and reimbursements
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Δ	Average shares method used in calculation.
@
During the year ended July 31, 2007, the Advisor paid money to certain Funds related to an SEC investigation of Citi (formerly BISYS Fund Services), a former service provider to the Funds.  See Note 5 in Notes to Financial Statements for further information.

‡
Includes interest expense relating to settlement of foreign futures. Interest expense was 0.03% for the period ended January 31, 2012, 0.01% for the year ended July 31, 2011, 0.01% for year ended July 31, 2010 and 0.02% for the year ended July 31, 2009.

^	Amount is less than $0.005 per share.
*	Not annualized.
**	Annualized.

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Fifth Third Strategic Income Fund
Class A	Six-months ended January 31, 2012 (unaudited)		July 31, 2011		July 31, 2010		July 31, 2009		July 31, 2008		July 31, 2007
Net Asset Value, Beginning of Period	$10.47		$10.00		$8.93		$9.36		$11.15		$11.25
Net Investment Income/(Loss)	0.25	Δ	0.52	Δ	0.51	Δ	0.56	Δ	0.53	Δ	0.52	Δ
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	0.06		0.44		1.26		(0.39)		(1.41)		0.02
Change in Net Assets Resulting from Operations	0.31		0.96		1.77		0.17		(0.88)		0.54
Net Investment Income	(0.26)		(0.49)		(0.70)		(0.59)		(0.58)		(0.52)
Net Realized Gains	—		—		—		(0.01)		(0.33)		(0.11)
Total Dividends and Distributions	(0.26)		(0.49)		(0.70)		(0.60)		(0.91)		(0.64)
Net Asset Value, End of Period	$10.52		$10.47		$10.00		$8.93		$9.36		$11.15
Total Return (excludes sales charge)	3.06	%*	9.90%		20.27%		3.02%		(8.46)%		4.72%
Net Assets, End of Period (000’s)	$35,376		$25,400		$19,461		$13,406		$14,768		$4,904
Ratios of Expenses to Average Net Assets (a)	1.60	%**	1.61%		1.65%		1.65%		1.60%		1.59%
Ratio of Expenses to Average Net Assets (b)	0.97	%**	1.02%		1.12%		1.18%		1.21%		1.31%
Ratio of Net Investment Income/(Loss) to Average Net Assets	4.78	%**	4.99%		5.27%		7.05%		5.21%		4.49%
Portfolio Turnover Rate (c)	24	%*	42%		31%		32%		32%		18%

Class C	Six-months ended January 31, 2012 (unaudited)		July 31, 2011		July 31, 2010		July 31, 2009		July 31, 2008		July 31, 2007
Net Asset Value, Beginning of Period	$10.36		$9.90		$8.85		$9.29		$11.07		$11.17
Net Investment Income/(Loss)	0.21	Δ	0.44	Δ	0.43	Δ	0.49	Δ	0.45	Δ	0.43	Δ
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	0.07		0.44		1.25		(0.38)		(1.40)		0.02
Change in Net Assets Resulting from Operations	0.28		0.88		1.68		0.11		(0.95)		0.45
Net Investment Income	(0.23)		(0.42)		(0.63)		(0.54)		(0.50)		(0.44)
Net Realized Gains	—		—		—		(0.01)		(0.33)		(0.11)
Total Dividends and Distributions	(0.23)		(0.42)		(0.63)		(0.55)		(0.83)		(0.55)
Net Asset Value, End of Period	$10.41		$10.36		$9.90		$8.85		$9.29		$11.07
Total Return (excludes sales charge)	2.72	%*	9.09%		19.20%		2.29%		(9.12)%		3.98%
Net Assets, End of Period (000’s)	$21,553		$16,818		$12,504		$8,468		$9,780		$15,676
Ratios of Expenses to Average Net Assets (a)	2.35	%**	2.36%		2.40%		2.40%		2.35%		2.34%
Ratio of Expenses to Average Net Assets (b)	1.72	%**	1.77%		1.87%		1.93%		1.96%		2.06%
Ratio of Net Investment Income/(Loss) to Average Net Assets	3.99	%**	4.25%		4.53%		6.32%		4.26%		3.75%
Portfolio Turnover Rate (c)	24	%*	42%		31%		32%		32%		18%

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Fifth Third Fund Strategic Income Fund
Institutional Shares	Six-months ended January 31, 2012 (unaudited)		July 31, 2011		July 31, 2010		July 31, 2009		July 31, 2008		July 31, 2007
Net Asset Value, Beginning of Period	$10.49		$10.02		$8.95		$9.38		$11.18		$11.28
Net Investment Income/(Loss)	0.26	Δ	0.54	Δ	0.53	Δ	0.57	Δ	0.55	Δ	0.55	Δ
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	0.07		0.45		1.26		(0.38)		(1.41)		0.01
Change in Net Assets Resulting from Operations	0.33		0.99		1.79		0.19		(0.85)		0.56
Net Investment Income	(0.28)		(0.52)		(0.72)		(0.61)		(0.61)		(0.55)
Net Realized Gains	—		—		—		(0.01)		(0.33)		(0.11)
Total Dividends and Distributions	(0.28)		(0.52)		(0.72)		(0.62)		(0.94)		(0.66)
Net Asset Value, End of Period	$10.54		$10.49		$10.02		$8.95		$9.38		$11.18
Total Return (excludes sales charge)	3.18	%*	10.15%		20.39%		3.38%		(8.30)%		4.97%
Net Assets, End of Period (000’s)	$150,070		$122,125		$80,807		$59,493		$90,639		$116,454
Ratios of Expenses to Average Net Assets (a)	1.35	%**	1.36%		1.40%		1.40%		1.35%		1.34%
Ratio of Expenses to Average Net Assets (b)	0.72	%**	0.77%		0.87%		0.93%		0.96%		1.06%
Ratio of Net Investment Income/(Loss) to Average Net Assets	4.98	%**	5.22%		5.51%		7.29%		5.28%		4.75%
Portfolio Turnover Rate (c)	24	%*	42%		31%		32%		32%		18%

(a)	Before waivers and reimbursements
(b)	Net of waivers and reimbursements
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Δ	Average shares method used in calculation.
*	Not annualized.
**	Annualized.

Part B
STATEMENT OF ADDITIONAL INFORMATION
[_________], 2012
to the
Registration Statement on Form N-14 Filed by:

Touchstone Strategic Trust, on behalf of:	Class A	Class C	Class Y
Touchstone Large Cap Growth Fund	TEQAX	TEQCX	TIQIX
Touchstone Growth Opportunities Fund	TGVFX	TGVCX	TGVYX
Touchstone Value Fund	TVLAX	TVLCX	TVLYX

303 Broadway, Suite 1100
Cincinnati, OH  45202
1-800-543-0407

Relating to the [September 5], 2012 Joint Special Meetings of Shareholders of the following Fifth Third Funds:

	Class A	Class B	Class C	Institutional Class
Fifth Third Quality Growth Fund	FSQGX	FSBQX	FSQCX	FQGIX
Fifth Third Mid Cap Growth Fund	FSMCX	FBMBX	FCMCX	FMCIX
Fifth Third Disciplined Large Cap Value Fund	FSSIX	FBEQX	FEQCX	FEINX
Fifth Third All Cap Value Fund	MXLAX	MXLBX	MXLCX	MXEIX

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the prospectus/proxy statement dated [_______], 2012, relating specifically to the Joint Special Meetings of Shareholders of each of Fifth Third Funds listed above, to be held on [September 5], 2012 (the “Prospectus/Proxy Statement”).  A copy of the Prospectus/Proxy Statement may be obtained at no charge by calling Fifth Third Funds at 800-282-5706, or by writing to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043.

General Information

This Statement of Additional Information relates to the proposed (a) transfer of the assets and the liabilities, as set forth in the Agreement and Plan of Reorganization, of each “Acquired Fund,” as identified below, to the corresponding “Acquiring Fund,” in exchange for shares of a corresponding class of the Acquiring Fund; (b) pro-rata distribution of such shares to the corresponding class to the shareholders of the Acquired Fund; and (c) liquidation and termination of the Acquired Fund.

Acquired Fund	Acquiring Funds
Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund
Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund
Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund
Fifth Third All Cap Value Fund	Touchstone Value Fund

Each Acquired Fund is a series of Fifth Third Funds.  Each Acquiring Fund is a series of Touchstone Strategic Trust.  Further information is included in the Prospectus/Proxy Statement and in the documents listed below, which are incorporated by reference into this Statement of Additional Information.

Incorporation of Documents by Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

1.
The audited financial statements and related report of the independent registered public accounting firm included in the Annual Report to Shareholders of Touchstone Strategic Trust for the fiscal year ended March 31, 2012, with respect to Touchstone Large Cap Growth Fund and Touchstone Growth Opportunities Fund (filed via EDGAR on June 1, 2012, Accession No. 0001144204-12-032860).

2.
Statement of Additional Information of Touchstone Strategic Trust, with respect to Touchstone Large Cap Growth Fund and Touchstone Growth Opportunities Fund, dated July 29, 2011 (filed via EDGAR on July 29, 2011, Accession No. 0001104659-11-041906).

3.
Supplement to the Statement of Additional Information of Touchstone Strategic Trust, with respect to Touchstone Large Cap Growth Fund and Touchstone Growth Opportunities Fund, dated November 29, 2011 (filed via EDGAR on November 29, 2011, Accession No. 0001104659-11-066762).

4.	Statement of Additional Information of Touchstone Strategic Trust, with respect to Touchstone Value Fund, dated April 12, 2012 (filed via EDGAR on April 13, 2012, Accession No. 0001104659-12-025155).

5.
The audited financial statements and related report of the independent registered public accounting firm included in the Annual Report to Shareholders of Old Mutual Funds II for the fiscal year ended March 31, 2012, with respect to the Old Mutual Barrow Hanley Value Fund (Predecessor Fund to the Touchstone Value Fund) (filed via EDGAR on June 5, 2012, Accession No. 0001137439-12-000148).

6.
Statement of Additional Information of Fifth Third Funds, with respect to Fifth Third Quality Growth Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Disciplined Large Cap Value Fund and Fifth Third All Cap Value Fund, dated November 23, 2011 (filed via EDGAR on December 12, 2011, Accession No. 0001209286-11-000917).

7.
The audited financial statements and related report of the independent registered public accounting firm included in the Annual Report to Shareholders of Fifth Third Funds for the fiscal year ended July 31, 2011, with respect to Fifth Third Quality Growth Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Disciplined Large Cap Value Fund and Fifth Third All Cap Value Fund (filed via EDGAR on September 30, 2011, Accession No. 0001209286-11-000711).

8.
The unaudited financial statements included in the Semi-Annual Report to Shareholders of Fifth Third Funds for the fiscal period ended January 31, 2012, with respect to Fifth Third Quality Growth Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Disciplined Large Cap Value Fund and Fifth Third All Cap Value Fund (filed via EDGAR on April 9, 2012 Accession No. 0001534424-12-000023).

Pro Forma Financial Information

Pro Forma Financial Statements
Touchstone Strategic Trust
Touchstone Large Cap Growth Fund
Pro Forma Combining
Statement of Assets & Liabilities
As of March 31, 2012

	Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund	Pro Forma Adjustments	Pro Forma Combined Touchstone Large Cap Growth Fund
Assets
Investments, at cost	$229,912,192	$582,317,698		$812,229,890
Affiliated securities, at market value	$2,236,924	$7,532,678		$9,769,602
Non-affiliated securities, at market value	315,275,985	757,563,456		1,072,839,441
Investments, at value	$317,512,909	$765,096,134		$1,082,609,043
Cash	-	-		-
Dividends and interest receivable	234,012	924,604		1,158,616
Receivable for capital shares sold	570,635	2,515,592		3,086,227
Receivable for investments sold	2,355,179	-		2,355,179
Receivable for securities lending income	-	18,782		18,782
Other assets	34,835	27,420		62,255
Total Assets	320,707,570	768,582,532		1,089,290,102

Liabilities
Payable for return of collateral for securities on loan	-	10,474,500		10,474,500
Payable for capital shares redeemed	210,445	2,355,760		2,566,205
Payable for securities purchased	258	3,518,761		3,519,019
Payable to Advisor	209,258	444,806		654,064
Payable to other affiliates	-	273,914		273,914
Payable to Trustees	-	2,143		2,143

	Fifth Third Quality Growth Fund		Touchstone Large Cap Growth Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Large Cap Growth Fund
Payable for professional services	-		13,370				13,370
Payable for Distribution & Service Fees	15,251		-				15,251
Other accrued expenses and liabilities	67,446		301,580				369,026
Total Liabilities	502,658		17,384,834				17,887,492

Net Assets	$320,204,912		$751,197,698				$1,071,402,610

Net assets consist of:
Paid-in capital	$228,168,737		$687,906,963				$916,075,700
Accumulated net investment income	258,078		639,110				897,188
Accumulated net realized gains (losses) on investments sold and foreign currency	4,177,380		(120,126,811)				(115,949,431)
Net unrealized appreciation on investments and foreign currency transactions	87,600,717		182,778,436				270,379,153
Net Assets	$320,204,912		$751,197,698				$1,071,402,610
+ Includes market value of securities on loan of:	$-		$10,244,740				$10,244,740

Pricing of Class A Shares
Net assets attributable to Class A shares	$64,841,808		$238,488,459		$712,982	****	$304,043,249
Shares of beneficial interest outstanding	3,624,726	(A)	8,596,465	(B)	(1,261,763	)****(C)	10,959,428
Net asset value and redemption price per share	$17.89		$27.74				$27.74
Maximum offering price per share	$18.83	**	$29.43				$29.43

Pricing of Class B Shares
Net assets attributable to Class B shares	$712,982		$10,948,629		$(712,982	)****	$10,948,629
Shares of beneficial interest outstanding	43,535	(A)	413,628	(B)	(43,535	)****	413,628
Net asset value, offering price and redemption price per share*	16.38		26.47				$26.47

	Fifth Third Quality Growth Fund		Touchstone Large Cap Growth Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Large Cap Growth Fund
Pricing of Class C Shares
Net assets attributable to Class C shares	$1,107,023		$116,349,698				$117,456,721
Shares of beneficial interest outstanding	69,842	(A)	4,422,281	(B)	(27,766	) (C)	4,464,357
Net asset value, offering price and redemption price per share*	$15.85		$26.31				$26.31

Pricing of Class Y Shares ***
Net assets attributable to Class Y shares	$253,543,099		$385,410,912		-		$638,954,011
Shares of beneficial interest outstanding	13,711,053	(A)	13,722,982	(B)	(4,683,370	) (C)	22,750,665
Net asset value, offering price and redemption price per share	$18.49		$28.09				$28.09

(A) Unlimited number of shares authorized, par value of $.001
(B) Unlimited number of shares authorized, no par value
(C) Reflects the capitalization adjustments due to the change in par value per share of the newly issues shares and giving effect to issuance of shares of Touchstone Large Cap Growth Fund to the Fifth Third Quality Growth Fund shareholders as if the reorganization had taken place on March 31, 2012.

* Redemption price per share varies by length of time shares are held.
** Maximum offering price per share is equal to net asset value/95.00%
*** Fifth Third Quality Growth Fund Institutional shares will convert to Touchstone Large Cap Growth Fund Y shares.
**** Fifth Third Quality Growth Fund B shares will convert to Touchstone Large Cap Growth Fund A shares.

Touchstone Strategic Trust
Touchstone Large Cap Growth Fund
Pro Forma Combining
Statement of Operations
For the Twelve Months Ending March 31, 2012 (Unaudited)

	Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Large Cap Growth Fund
Investment Income
Dividends from affiliated securities	$7,575	$16,113				$23,688
Dividends from non-affiliated securities	3,329,162	9,466,472	*			12,795,634

Interest from securities loaned	18,366	80,465				98,831

Other Income	33,263	-				33,263

Interest Income	40,799	-				40,799

Total Investment Income	3,429,165	9,563,050				12,992,215

Expenses

Investment advisory fees	2,535,596	5,137,889		(340,747)	A	7,332,738

Distribution expenses, Class A	156,722	578,328		986	A	736,036

Distribution expenses, Class B	11,046	22,563		(11,046)	A	22,563

Distribution expenses, Class C	8,139	1,144,685		2,713	A	1,155,537

Service expenses, Class C	2,713	-		(2,713)	A	-

Administration fees	551,517	1,437,625		(13,483)	A	1,975,659

Accounting fees	98,099	-		(98,099)	A	-

Transfer Agent fees	246,114	-		(246,114)	D	-

Transfer Agent fees, Class A	-	317,178		149,881	D	467,059

Transfer Agent fees, Class B	-	12,621				12,621

Transfer Agent fees, Class C	-	123,527		41,228	D	164,755

Transfer Agent fees, Class Y	-	634,270		103,838	D	738,108

Reports to shareholders	57,331	-		(57,331)	D	-

	Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Large Cap Growth Fund
Reports to shareholders, Class A	-	36,429	19,085	D	55,514

Reports to shareholders, Class B	-	7,144			7,144

Reports to shareholders, Class C	-	19,977	2,960	D	22,937

Reports to shareholders, Class Y	-	69,967	13,525	D	83,492

Registration fees	43,259	-	(43,259)	B	-

Registration fees, Class A	-	22,207			22,207

Registration fees, Class B	-	17,259			17,259

Registration fees, Class C	-	29,619			29,619

Registration fees, Class Y	-	27,959			27,959

Professional fees	27,263	46,196	(7,185)	B	66,274

Custodian fees	7,635	11,236	(5,923)	A	12,948

Trustees’ fees and expenses	20,752	11,026	(24,577)	B	7,201

Compliance fees and expenses	-	1,814	(421)	A	1,393

Other expenses	27,043	101,364	(17,979)	B	110,428
Total Expenses	3,793,229	9,810,883	(534,661)		13,069,451
Fees waived and/or expenses reimbursed by the Advisor/Administrator	(373,489)	(886,943)	18,279	C	(1,242,153)
Net Expenses	3,419,740	8,923,940	(516,382)		11,827,298

Net Investment Income	9,425	639,110	516,382		1,164,917

Realized and Unrealized Gains (Losses) on Investments
Net realized gains from security transactions	24,665,143	103,254,141			127,919,284

Net change in unrealized depreciation on investments	(2,824,562)	(27,105,080)			(29,929,642)

	Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund	Pro Forma Adjustments	Pro Forma Combined Touchstone Large Cap Growth Fund
Net Realized and Unrealized Gains on Investments	21,840,581	76,149,061		97,989,642

Change in Net Assets Resulting from Operations	$21,850,006	$76,788,171	$516,382	$99,154,559

* Net of Foreign tax withholding of:	$-	$138,252		$138,252

A Based on differences in contractual expense agreements.
B Decrease due to the elimination of duplicate expenses achieved by merging
C Based on expense limitation agreement
D Reclassification of fund level expense to class level expense

Touchstone Strategic Trust
Touchstone Large Cap Growth Fund
Pro Forma Combining
Portfolio of Investments
As of March 31, 2012

	Fifth Third Quality Growth Fund		Touchstone Large Cap Growth Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Large Cap Growth Fund
	Shares/ Principal Amount	Market Value	Shares/ Principal Amount	Market Value	Shares/ Principal Amount	Market Value	Shares/ Principal Amount	Market Value

Common Stocks - 99.1%

Consumer Discretionary - 26.5%
AutoZone, Inc.*	-	$-	50,575	$18,803,785			50,575	$18,803,785
BorgWarner Inc*	56,000	4,723,041	-	-			56,000	4,723,041
Chipotle Mexican Grill, Inc.*	-	-	60,470	25,276,460			60,470	25,276,460
Coach, Inc.	-	-	194,600	15,038,687			194,600	15,038,687
DISH Network Corp. - Class A	-	-	589,290	19,405,320			589,290	19,405,320
Dollar Tree, Inc.*	-	-	164,365	15,530,849			164,365	15,530,849
Home Depot Inc/The	105,000	5,282,550	-	-			105,000	5,282,550
Johnson Controls Inc	115,000	3,735,200	-	-			115,000	3,735,200
Macy’s, Inc.	-	-	470,000	18,673,100			470,000	18,673,100
McDonald’s Corp.	69,000	6,768,900	206,140	20,222,334			275,140	26,991,234
priceline.com Inc*	5,300	3,802,750	-	-			5,300	3,802,750
PVH Corp	59,000	5,270,470	-	-			59,000	5,270,470
Ralph Lauren Corp.	-	-	92,350	16,099,376			92,350	16,099,376
Ross Stores, Inc.	-	-	351,815	20,440,452			351,815	20,440,452
Sally Beauty Holdings Inc*	190,000	4,712,000	-	-			190,000	4,712,000
Starbucks Corp.	-	-	341,370	19,079,169			341,370	19,079,169
Starwood Hotels & Resorts Worldwide Inc	58,000	3,271,780	-	-			58,000	3,271,780
TJX Cos, Inc.	-	-	511,230	20,300,943			511,230	20,300,943
Ulta Salon Cosmetics & Fragrance, Inc.	-	-	201,475	18,715,013			201,475	18,715,013
Williams-Sonoma Inc	83,000	3,110,840	-	-			83,000	3,110,840
Wyndham Worldwide Corp.	-	-	340,270	15,825,958			340,270	15,825,958
		40,677,531		243,411,446				284,088,977

	Fifth Third Quality Growth Fund		Touchstone Large Cap Growth Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Large Cap Growth Fund
	Shares/ Principal Amount	Market Value	Shares/ Principal Amount	Market Value	Shares/ Principal Amount	Market Value	Shares/ Principal Amount	Market Value

Consumer Staples - 13.6%
Altria Group, Inc.	-	-	470,005	14,509,054			470,005	14,509,054
Cia de Bebidas das Americas ADR	-	-	368,305	15,218,363			368,305	15,218,363
Coca-Cola Co/The	105,000	7,771,050	-	-			105,000	7,771,050
Costco Wholesale Corp.	64,000	5,811,200	161,065	14,624,701			225,065	20,435,901
Estee Lauder Cos Inc/The	76,000	4,707,440	-	-			76,000	4,707,440
Mead Johnson Nutrition Co.	-	-	266,610	21,989,993			266,610	21,989,993
Monster Beverage Corp.*	-	-	325,430	20,205,949			325,430	20,205,949
Procter & Gamble Co/The	58,000	3,898,180	-	-			58,000	3,898,180
Ralcorp Holdings Inc*	40,000	2,963,600	-	-			40,000	2,963,600
Reynolds American, Inc.	-	-	324,330	13,440,235			324,330	13,440,235
Whole Foods Market, Inc.	-	-	250,000	20,800,000			250,000	20,800,000
		25,151,470		120,788,295				145,939,765

Energy - 4.1%
Anadarko Petroleum Corp	59,000	4,622,060	-	-			59,000	4,622,060
EOG Resources Inc	32,000	3,555,200	-	-			32,000	3,555,200
Exxon Mobil Corp	120,000	10,407,600	-	-			120,000	10,407,600
Marathon Oil Corp.	-	-	261,115	8,277,346			261,115	8,277,346
National Oilwell Varco Inc	69,000	5,483,430	-	-			69,000	5,483,430
Occidental Petroleum Corp	60,000	5,713,800	-	-			60,000	5,713,800
Schlumberger Ltd	87,000	6,083,910	-	-			87,000	6,083,910
		35,866,000		8,277,346				44,143,346

Financials - 2.9%
American Express Co	96,000	5,554,560	-	-			96,000	5,554,560
JPMorgan Chase & Co	120,000	5,517,600	-	-			120,000	5,517,600
Moody’s Corp.	-	-	366,660	15,436,385			366,660	15,436,385
Wells Fargo & Co	122,000	4,165,080	-	-			122,000	4,165,080
		15,237,240		15,436,385				30,673,625

	Fifth Third Quality Growth Fund		Touchstone Large Cap Growth Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Large Cap Growth Fund
	Shares/ Principal Amount	Market Value	Shares/ Principal Amount	Market Value	Shares/ Principal Amount	Market Value	Shares/ Principal Amount	Market Value

Health Care - 11.2%
Agilent Technologies Inc	112,000	4,985,120	-	-			112,000	4,985,120
Alexion Pharmaceuticals Inc*	58,000	5,385,880	-	-			58,000	5,385,880
Biogen Idec, Inc.*	32,000	4,031,040	140,175	17,657,845			172,175	21,688,885
Cerner Corp.*	-	-	252,865	19,258,198			252,865	19,258,198
Cooper Cos Inc/The	35,000	2,859,850	-	-			35,000	2,859,850
Fastenal Co.	-	-	352,000	19,043,200			352,000	19,043,200
Intuitive Surgical Inc*	7,000	3,792,250	-	-			7,000	3,792,250
Mettler-Toledo International Inc*	30,000	5,542,500	-	-			30,000	5,542,500
Perrigo Co.	30,000	3,099,300	134,680	13,913,791			164,680	17,013,091
UnitedHealth Group, Inc.	107,000	6,306,580	247,370	14,579,988			354,370	20,886,568
		36,002,520		84,453,022				120,455,542

Industrial - 7.1%
Alliance Data Systems Corp.*+	-	-	192,400	24,234,704			192,400	24,234,704
AMETEK Inc	108,000	5,239,080	-	-			108,000	5,239,080
Caterpillar Inc	40,000	4,260,800	-	-			40,000	4,260,800
Cummins Inc	36,000	4,321,440	-	-			36,000	4,321,440
Danaher Corp	117,000	6,552,000	-	-			117,000	6,552,000
Deere & Co	37,000	2,993,300	-	-			37,000	2,993,300
Fastenal Co	89,000	4,814,900	-	-			89,000	4,814,900
Fluor Corp	58,000	3,482,320	-	-			58,000	3,482,320
Precision Castparts Corp	23,000	3,976,700	-	-			23,000	3,976,700
Stericycle Inc*	38,000	3,178,320	-	-			38,000	3,178,320
Union Pacific Corp	30,000	3,224,400	-	-			30,000	3,224,400
United Technologies Corp	58,000	4,810,520	-	-			58,000	4,810,520
WESCO International Inc*	70,000	4,571,700	-	-			70,000	4,571,700
		51,425,480		24,234,704				75,660,184

Information Technology - 25.8%
Altera Corp	82,000	3,265,240	-	-			82,000	3,265,240
Apple, Inc.*	32,000	19,183,040	43,975	26,361,693			75,975	45,544,733

	Fifth Third Quality Growth Fund		Touchstone Large Cap Growth Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Large Cap Growth Fund
	Shares/ Principal Amount	Market Value	Shares/ Principal Amount	Market Value	Shares/ Principal Amount	Market Value	Shares/ Principal Amount	Market Value
Baidu, Inc. ADR*	-	-	106,095	15,465,468			106,095	15,465,468
Cognizant Technology Solutions Corp*	52,000	4,001,400	-	-			52,000	4,001,400
Dell, Inc.*	-	-	799,830	13,277,177			799,830	13,277,177
EMC Corp/MA*	220,000	6,573,600	-	-			220,000	6,573,600
Equinix, Inc.*	-	-	123,242	19,404,453			123,242	19,404,453
Fiserv Inc*	88,000	6,106,320	-	-			88,000	6,106,320
Intel Corp.	185,000	5,200,350	667,900	18,774,669			852,900	23,975,019
International Business Machines Corp.	62,000	12,936,300	118,190	24,660,344			180,190	37,596,644
Mastercard, Inc.	13,000	5,467,020	38,480	16,182,379			51,480	21,649,399
Maxim Integrated Products Inc	138,000	3,945,420	-	-			138,000	3,945,420
Microsoft Corp	98,000	3,160,500	-	-			98,000	3,160,500
Motorola Solutions, Inc.	-	-	291,345	14,809,066			291,345	14,809,066
Nuance Communications, Inc.*	-	-	844,355	21,598,601			844,355	21,598,601
Oracle Corp	125,000	3,645,000	-	-			125,000	3,645,000
QUALCOMM Inc	103,000	7,006,060	-	-			103,000	7,006,060
Teradata Corp*	80,000	5,452,000	-	-			80,000	5,452,000
Visa, Inc.	-	-	170,959	20,173,162			170,959	20,173,162
		85,942,250		190,707,012				276,649,262

Materials - 1.8%
Airgas Inc	54,000	4,804,380	-	-			54,000	4,804,380
FMC Corp	57,000	6,034,020	-	-			57,000	6,034,020
Freeport-McMoRan Copper & Gold Inc	80,000	3,043,200	-	-			80,000	3,043,200
Valspar Corp	118,000	5,698,220	-	-			118,000	5,698,220
		19,579,820		-				19,579,820

Telecommunication Services - 2.9%
BCE, Inc.	-	-	360,060	14,424,004			360,060	14,424,004
Tim Participacoes SA ADR+	-	-	510,000	16,452,600			510,000	16,452,600

	Fifth Third Quality Growth Fund		Touchstone Large Cap Growth Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Large Cap Growth Fund
	Shares/ Principal Amount	Market Value	Shares/ Principal Amount	Market Value	Shares/ Principal Amount	Market Value	Shares/ Principal Amount	Market Value

		-		30,876,604				30,876,604

Utilities - 3.2%
NiSource, Inc.	-	-	612,930	14,924,846			612,930	14,924,846
Southern Co. (The)	-	-	311,135	13,979,296			311,135	13,979,296
Wisconsin Energy Corp	140,000	4,925,200	-	-			140,000	4,925,200
		4,925,200		28,904,142				33,829,342
Total Common Stocks		$314,807,511		$747,088,956				$1,061,896,467

Commercial Mortgage-Backed Securities - 0.0%
Bank One Capital III, 8.875%, 09/01/30	$165,792	$228,547	$-	$-			$165,792	$228,547

Agency Collaterized Mortgage Obligations - 0.0%
FHLMC REMIC, 5.500%, 03/15/35	$222,635	$239,927	$-	$-			$222,635	$239,927

Investment Funds - 1.9%
Fifth Third Institutional Money Market Fund (A)	2,236,924	2,236,924	-	-			2,236,924	2,236,924
Invesco Liquid Assets Portfolio (B)			10,474,500	10,474,500			10,474,500	10,474,500
Touchstone Institutional Money Market Fund ^			7,532,678	7,532,678			7,532,678	7,532,678
Total Investment Funds		$2,236,924		$18,007,178				$20,244,102

Total Investment Securities - 101.0% (Cost $812,229,890)		$317,512,909		$765,096,134				$1,082,609,043

	Fifth Third Quality Growth Fund		Touchstone Large Cap Growth Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Large Cap Growth Fund
	Shares/ Principal Amount	Market Value	Shares/ Principal Amount	Market Value	Shares/ Principal Amount	Market Value	Shares/ Principal Amount	Market Value

Liabilities in Excess of Other Assets - (1.0%)		2,692,003		(13,898,436)				(11,206,433)

Net Assets - 100.0%		$320,204,912		$751,197,698				$1,071,402,610

*	Non-income producing security.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+	All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2012 was $10,244,740.
(A)	— Investment is in Institutional Shares of underlying fund.
(B)	— Represents collateral for securities loaned.

Pro Forma Financial Statements
Touchstone Strategic Trust
Touchstone Growth Opportunities Fund
Pro Forma Combining
Statement of Assets & Liabilities
As of March 31, 2012

	Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund	Pro Forma Adjustments	Pro Forma Combined Touchstone Growth Opportunities Fund
Assets
Investments, at cost	$60,172,327	$150,110,317		$210,282,644
Affiliated securities, at market value	$1,127,490	$-		$1,127,490
Non-affiliated securities, at market value	76,361,799	153,923,726		230,285,525
Investments, at value	$77,489,289	$153,923,726		$231,413,015

Cash	-	-		-
Dividends and interest receivable	50,308	33,826		84,134
Receivable for capital shares sold	531,304	177,811		709,115
Receivable for investments sold	-	4,309,940		4,309,940
Receivable for securities lending income	-	208		208
Other assets	22,269	21,209		43,478
Total Assets	78,093,170	158,466,720		236,559,890

Liabilities
Bank overdrafts	-	1,018,020		1,018,020
Payable for return of collateral for securities on loan	-	2,376,000		2,376,000
Payable for capital shares redeemed	135,967	583,624		719,591
Payable for securities purchased	92	-		92
Payable to Advisor	40,137	63,036		103,173
Payable to other affiliates	-	40,804		40,804

	Fifth Third Mid Cap Growth Fund		Touchstone Growth Opportunities Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Growth Opportunities Fund

Payable to Trustees	-		2,183				2,183
Payable for professional services	-		19,448				19,448
Payable for Distribution & Service Fees	4,295		-				4,295
Other accrued expenses and liabilities	32,941		61,513				94,454
Total Liabilities	213,432		4,164,628				4,378,060

Net Assets	$77,879,738		$154,302,092				$232,181,830

Net assets consist of:
Paid-in capital	$84,503,265		$168,038,724				$252,541,989
Accumulated net investment income (loss)	(178,747)		-				(178,747)
Accumulated net realized (losses) on investments sold and foreign currency	(23,761,742)		(17,550,041)				(41,311,783)
Net unrealized appreciation on investments and foreign currency transcations	17,316,962		3,813,409				21,130,371
Net Assets	$77,879,738		$154,302,092				$232,181,830
+ Includes market value of securities on loan of:	$-		$2,332,440				$2,332,440

Pricing of Class A Shares
Net assets attributable to Class A shares	$16,547,731		$62,273,770		$429,820	****	$79,251,321
Shares of beneficial interest outstanding	1,345,620	(A)	2,428,627	(B)	(683,509	) ****(C)	3,090,738

	Fifth Third Mid Cap Growth Fund		Touchstone Growth Opportunities Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Growth Opportunities Fund
Net asset value and redemption price per share	$12.30		$25.64				$25.64
Maximum offering price per share	$12.95	**	$27.20				$27.20

Pricing of Class B Shares
Net assets attributable to Class B shares	$429,820		$-		$(429,820	) ****	$-
Shares of beneficial interest outstanding	39,830	(A)	-		(39,830	) ****	-
Net asset value, offering price and redemption price per share*	10.79		-				-

Pricing of Class C Shares
Net assets attributable to Class C shares	$504,464		$9,131,503		-		$9,635,967
Shares of beneficial interest outstanding	50,057	(A)	385,572	(B)	(28,756	) (C)	406,873
Net asset value, offering price and redemption price per share*	$10.08		$23.68				$23.68

Pricing of Class Y Shares ***
Net assets attributable to Class Y shares	$60,397,723		$12,253,766		-		$72,651,489
Shares of beneficial interest outstanding	4,630,040	(A)	474,890	(B)	(2,289,349	) (C)	2,815,581
Net asset value, offering price and redemption price per share	$13.04		$25.80				$25.80

	Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund	Pro Forma Adjustments	Pro Forma Combined Touchstone Growth Opportunities Fund
Pricing of Institutional Class Shares
Net assets attributable to Institutional Class shares	$-	$70,643,053	-	$70,643,053
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	-	2,725,293	-	2,725,293
Net asset value, offering price and redemption price per share	$-	$25.92		$25.92

(A) Unlimited number of shares authorized, par value of $.001
(B) Unlimited number of shares authorized, no par value
(C) Reflects the capitalization adjustments due to the change in par value per share of the newly issues shares and giving effect to issuance of shares of  Touchstone Growth Opportunities Fund to the Fifth Third Mid Cap Growth Fund shareholders as if the reorganization had taken place on March 31, 2012.

* Redemption price per share varies by length of time shares are held.
** Maximum offering price per share is equal to net asset value/95.00%
*** Fifth Third Mid Cap Growth Fund Institutional shares will convert to Touchstone Growth Opportunities Fund Y shares.
**** Fifth Third Mid Cap Growth Fund B shares will convert to Touchstone Growth Opportunities Fund A shares.

Touchstone Strategic Trust
Touchstone Growth Opportunities Fund
Pro Forma Combining
Statement of Operations
For the Twelve Months Ending March 31, 2012  (Unaudited)

	Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Growth Opportunities Fund
Investment Income
Dividends from affiliated securities	$1,853	$4,507			$6,360
Dividends from non-affiliated securities	478,591 *	1,082,138 *			1,560,729
Interest from securities loaned	11,835	10,861			22,696
Total Investment Income	492,279	1,097,506			1,589,785

Expenses
Investment advisory fees	654,005	1,189,339	(42,142)	A	1,801,202
Distribution expenses, Class A	39,089	193,109	1,219	A	233,417
Distribution expenses, Class B	6,876	-	(6,876)	A	-
Distribution expenses, Class C	3,911	88,827	1,303	A	94,041
Service expenses, Class C	1,303	-	(1,303)	A	-
Administration fees	142,247	316,755	(929)	A	458,073
Accounting fees	64,259	-	(64,259)	A	-
Transfer Agent fees	83,263	-	(83,263)	D	-
Transfer Agent fees, Class A	-	74,663	1,236	D	75,899
Transfer Agent fees, Class C	-	19,098	66	D	19,164
Transfer Agent fees, Class Y	-	5,839	93,219	D	99,058
Transfer Agent fees, Institutional Class	-	1,206			1,206
Reports to shareholders	16,444	-	(16,444)	D	-
Reports to shareholders, Class A	-	12,641	4,269	D	16,910
Reports to shareholders, Class C	-	6,393	1,713	D	8,106
Reports to shareholders, Class Y	-	6,446	42,197	D	48,643
Reports to shareholders, Institutional Class	-	6,288			6,288
Registration fees	38,990	-	(38,990)	B	-
Registration fees, Class A	-	37,456			37,456
Registration fees, Class C	-	12,354			12,354
Registration fees, Class Y	-	21,192			21,192
Registration fees, Institutional Class	-	18,346			18,346
Professional fees	19,880	29,798	(19,239)	B	30,439
Custodian fees	3,054	3,156	(3,054)	A	3,156
Trustees’ fees and expenses	5,527	8,650	(7,355)	B	6,822
Compliance fees and expenses	-	1,814	(421)	A	1,393
Other expenses	8,341	65,090	(8,341)	B	65,090
Total Expenses	1,087,189	2,118,460	(147,394)		3,058,255
Fees waived and/or expenses reimbursed by the Advisor/Administrator	(259,891)	(410,640)	157,937	C	(512,594)
Net Expenses	827,298	1,707,820	10,543		2,545,661

Net Investment Income	(335,019)	(610,314)	(10,543)		(955,876)

	Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund	Pro Forma Adjustments	Pro Forma Combined Touchstone Growth Opportunities Fund

Realized and Unrealized Gains (Losses) on Investments
Net realized gains from security transactions	11,659,660	9,529,797		21,189,457
Net change in unrealized depreciation on investments	(6,618,356)	(11,239,370)		(17,857,726)
Net Realized and Unrealized Gains on Investments	5,041,304	(1,709,573)		3,331,731

Change in Net Assets Resulting from Operations	$4,706,285	$(2,319,887)	$(10,543)	$2,375,855

* Net of Foreign tax withholding of:	$376	$756		$1,132

A	Based on differences in contractual expense agreements.
B	Decrease due to the elimination of duplicate expenses achieved by merging
C	Based on expense limitation agreement
D	Reclassification of fund level expense to class level expense

Touchstone Strategic Trust
Touchstone Growth Opportunities Fund
Pro Forma Combining
Portfolio of Investments
As of March 31, 2012

	Fifth Third Mid Cap Growth Fund		Touchstone Growth Opportunities Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Growth Opportunities Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Common Stocks - 98.2%

Consumer Discretionary - 15.2%
Amazon.com, Inc.*	-	$-	8,200	$1,660,582			8,200	$1,660,582
BorgWarner Inc*	14,000	1,180,760	-	-			14,000	1,180,760
Chipotle Mexican Grill Inc*	2,750	1,149,500	-	-			2,750	1,149,500
Dollar Tree Inc*	12,000	1,133,880	-	-			12,000	1,133,880
Garmin Ltd	21,000	985,950	-	-			21,000	985,950
GNC Holdings Inc	23,000	802,470	-	-			23,000	802,470
Home Depot, Inc.	-	-	31,470	1,583,256			31,470	1,583,256
Lennar Corp	34,000	924,120	-	-			34,000	924,120
LKQ Corp*	27,000	841,590	-	-			27,000	841,590
Macy’s Inc	32,000	1,271,360	-	-			32,000	1,271,360
Michael Kors Holdigns Ltd*	18,000	838,620	-	-			18,000	838,620
Nordstrom, Inc.	-	-	49,410	2,753,125			49,410	2,753,125
NVR, Inc.*	-	-	4,221	3,065,839			4,221	3,065,839
O’Reilly Automotive, Inc.*	13,000	1,187,550	16,920	1,545,642			29,920	2,733,192
Panera Bread Co*	5,000	804,600	-	-			5,000	804,600
Pier 1 Imports Inc	46,000	836,280	-	-			46,000	836,280
Ralph Lauren Corp	5,500	958,815	-	-			5,500	958,815
Ross Stores Inc	23,000	1,336,300	-	-			23,000	1,336,300
Sally Beauty Holdings Inc*	42,000	1,041,600	-	-			42,000	1,041,600
Starbucks Corp.	-	-	43,660	2,440,157			43,660	2,440,157
Starwood Hotels & Resorts Worldwide Inc	15,000	846,150					15,000	846,150
Stewart Enterprises, Inc.	-	-	18,540	112,538			18,540	112,538
Tractor Supply Co	15,500	1,403,680	-	-			15,500	1,403,680
TripAdvisor Inc*	23,000	820,410	-	-			23,000	820,410
Ulta Salon Cosmetics & Fragrance Inc	14,500	1,346,905	-	-			14,500	1,346,905
Williams-Sonoma, Inc.	-	-	63,520	2,380,730			63,520	2,380,730
		19,710,540		15,541,869				35,252,409

	Fifth Third Mid Cap Growth Fund		Touchstone Growth Opportunities Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Growth Opportunities Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Consumer Staples - 4.3%
General Mills, Inc.	-	-	71,140	2,806,473			71,140	2,806,473
Hershey Co. (The)	-	-	43,470	2,666,015			43,470	2,666,015
Monster Beverage Corp*	24,000	1,490,160	-	-			24,000	1,490,160
Ralcorp Holdings, Inc.*	-	-	40,010	2,964,341			40,010	2,964,341
		1,490,160		8,436,829				9,926,989

Energy - 8.2%
Alpha Natural Resources, Inc.*	-	-	73,640	1,120,064			73,640	1,120,064
Concho Resources Inc*	12,500	1,276,000	-	-			12,500	1,276,000
Continental Resources Inc*	11,000	944,020	-	-			11,000	944,020
FMC Technologies Inc*	19,000	957,980	-	-			19,000	957,980
Halliburton Co.	-	-	60,970	2,023,594			60,970	2,023,594
National Oilwell VarCo., Inc.	-	-	29,840	2,371,385			29,840	2,371,385
Oceaneering International Inc	21,000	1,131,690	-	-			21,000	1,131,690
Pioneer Natural Resources Co	11,000	1,227,490	-	-			11,000	1,227,490
SM Energy Co	11,000	778,470	-	-			11,000	778,470
Suncor Energy, Inc. (Canada)	-	-	44,220	1,445,994			44,220	1,445,994
Tesoro Corp.*	-	-	60,063	1,612,091			60,063	1,612,091
Valero Energy Corp.	-	-	77,310	1,992,279			77,310	1,992,279
Weatherford International Ltd. (Switzerland)	-	-	144,290	2,177,336			144,290	2,177,336
		6,315,650		12,742,743				19,058,393

Financials - 5.0%
Affiliated Managers Group Inc	9,500	1,062,195	-	-			9,500	1,062,195
Ameriprise Financial, Inc.	-	-	37,820	2,160,657			37,820	2,160,657
CBRE Group, Inc.*	-	-	117,920	2,353,683			117,920	2,353,683
Citigroup, Inc.	-	-	89,350	3,265,742			89,350	3,265,742
Texas Capital Bancshares Inc*	29,000	1,003,980	-	-			29,000	1,003,980
Wells Fargo & Co.	-	-	48,390	1,652,035			48,390	1,652,035
		2,066,175		9,432,117				11,498,292

Health Care - 10.5%
Agilent Technologies Inc	23,000	1,023,730	-	-			23,000	1,023,730
Alexion Pharmaceuticals Inc*	21,000	1,950,060	-	-			21,000	1,950,060

	Fifth Third Mid Cap Growth Fund		Touchstone Growth Opportunities Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Growth Opportunities Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Ariad Pharmaceuticals Inc*	51,000	813,450	-	-			51,000	813,450
Celgene Corp.*	-	-	54,220	4,203,134			54,220	4,203,134
DENTSPLY International, Inc.	-	-	76,390	3,065,531			76,390	3,065,531
HMS Holdings Corp*	26,000	811,460	-	-			26,000	811,460
Humana Inc	9,500	878,560	-	-			9,500	878,560
Intuitive Surgical Inc*	2,000	1,083,500	-	-			2,000	1,083,500
Medivation Inc*	14,000	1,046,080	-	-			14,000	1,046,080
Mettler-Toledo International, Inc.*	4,500	831,375	12,183	2,250,809			16,683	3,082,184
Regeneron Pharmaceuticals Inc*	10,000	1,166,200	-	-			10,000	1,166,200
SXC Health Solutions Corp*	13,000	974,480	-	-			13,000	974,480
Thermo Fisher Scientific, Inc.	-	-	47,310	2,667,338			47,310	2,667,338
Vertex Pharmaceuticals, Inc.*	-	-	37,650	1,544,026			37,650	1,544,026
		10,578,895		13,730,838				24,309,733

Industrials - 18.8%
AMETEK Inc	25,000	1,212,750	-	-			25,000	1,212,750
BE Aerospace, Inc.*	-	-	66,050	3,069,344			66,050	3,069,344
Colfax Corp*	27,000	951,480	-	-			27,000	951,480
Danaher Corp.	-	-	54,780	3,067,680			54,780	3,067,680
Dover Corp.	-	-	35,100	2,209,194			35,100	2,209,194
Fastenal Co	32,000	1,731,200	-	-			32,000	1,731,200
General Electric Co.	-	-	122,980	2,468,209			122,980	2,468,209
Hexcel Corp.*	-	-	96,243	2,310,794			96,243	2,310,794
IDEX Corp.	-	-	71,230	3,000,920			71,230	3,000,920
JB Hunt Transport Services, Inc.	-	-	37,660	2,047,574			37,660	2,047,574
Kansas City Southern	20,500	1,469,645	-	-			20,500	1,469,645
Landstar System, Inc.	-	-	41,650	2,404,038			41,650	2,404,038
Manitowoc Co Inc/The	51,000	706,860	-	-			51,000	706,860
Rockwell Automation Inc	16,500	1,315,050	-	-			16,500	1,315,050
Roper Industries Inc	12,500	1,239,500	-	-			12,500	1,239,500
Stanley Black & Decker, Inc.			28,930	2,226,453			28,930	2,226,453
TransDigm Group Inc*	13,000	1,504,880	-	-			13,000	1,504,880
Tyco International Ltd. (Switzerland)	-	-	42,210	2,371,358			42,210	2,371,358
United Rentals Inc*	28,000	1,200,920	-	-			28,000	1,200,920
United Technologies Corp.	-	-	39,640	3,287,742			39,640	3,287,742
Wabtec Corp/DE	14,000	1,055,180	-	-			14,000	1,055,180
WESCO International, Inc.*	16,000	1,044,960	25,470	1,663,446			41,470	2,708,406
		13,432,425		30,126,752				43,559,177

	Fifth Third Mid Cap Growth Fund		Touchstone Growth Opportunities Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Growth Opportunities Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value

Information Technology - 29.4%
Alliance Data Systems Corp.*	-	-	31,640	3,985,374			31,640	3,985,374
Altera Corp	24,000	955,680	-	-			24,000	955,680
Apple, Inc.*	-	-	19,490	11,683,670			19,490	11,683,670
Broadcom Corp.*	-	-	59,880	2,353,284			59,880	2,353,284
Cardtronics Inc*	33,000	866,250	-	-			33,000	866,250
Check Point Software Technologies Ltd. (Israel)	-	-	47,490	3,031,762			47,490	3,031,762
Cisco Systems, Inc.	-	-	172,853	3,655,841			172,853	3,655,841
CommVault Systems Inc*	20,000	992,800	-	-			20,000	992,800
EMC Corp.*	-	-	116,620	3,484,606			116,620	3,484,606
ExactTarget Inc	709	18,434	-	-			709	18,434
FEI Co*	16,000	785,760	-	-			16,000	785,760
Google, Inc.*	-	-	7,010	4,495,092			7,010	4,495,092
KLA-Tencor Corp	23,000	1,251,660	-	-			23,000	1,251,660
Mastercard, Inc.	-	-	7,480	3,145,639			7,480	3,145,639
Mellanoz Technologies Ltd*	23,000	962,090	-	-			23,000	962,090
MoneyGram International, Inc.*	-	-	111,899	2,014,182			111,899	2,014,182
Motorola Solutions Inc	18,000	914,940	-	-			18,000	914,940
NetApp Inc*	18,000	805,860	-	-			18,000	805,860
NICE Systems Ltd. ADR (Israel)*	-	-	63,847	2,509,187			63,847	2,509,187
Nuance Communications, Inc.*	-	-	95,700	2,448,006			95,700	2,448,006
Qualcomm, Inc.	-	-	43,589	2,964,924			43,589	2,964,924
Rackspace Hosting Inc*	21,000	1,213,590	-	-			21,000	1,213,590
Red Hat, Inc.*	-	-	60,040	3,595,796			60,040	3,595,796
Salesforce.com, Inc.*	-	-	18,740	2,895,517			18,740	2,895,517
Skyworks Solutions Inc*	38,000	1,050,700	-	-			38,000	1,050,700
Sourcefire Inc*	19,000	914,470	-	-			19,000	914,470
Teradata Corp*	22,000	1,499,300	-	-			22,000	1,499,300
Teradyne, Inc.*	-	-	45,250	764,272			45,250	764,272
TIBCO Software Inc*	28,000	854,000	-	-			28,000	854,000
Trimble Navigation Ltd*	24,000	1,306,080	-	-			24,000	1,306,080
Xilinx Inc	30,000	1,092,900	-	-			30,000	1,092,900
		15,484,514		53,027,152				68,511,666

Materials - 6.8%
Airgas Inc	11,000	978,670	-	-			11,000	978,670

	Fifth Third Mid Cap Growth Fund		Touchstone Growth Opportunities Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Growth Opportunities Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Albemarle Corp	15,000	958,800	-	-			15,000	958,800
Celanese Corp.	-	-	59,880	2,765,258			59,880	2,765,258
Ecolab Inc	20,000	1,234,400	-	-			20,000	1,234,400
FMC Corp	13,000	1,376,180	-	-			13,000	1,376,180
International Paper Co.	-	-	66,760	2,343,276			66,760	2,343,276
Steel Dynamics Inc	56,000	814,240	-	-			56,000	814,240
Valspar Corp	21,000	1,014,090	-	-			21,000	1,014,090
Westlake Chemical Corp.+	14,000	907,060	52,491	3,400,892			66,491	4,307,952
		7,283,440		8,509,426				15,792,866
Total Common Stocks		$76,361,799		$151,547,726				$227,909,525

Investment Funds - 1.5%
Fifth Third Institutional Money Market Fund (A)	1,127,490	1,127,490	-	-			1,127,490	1,127,490
Invesco Liquid Assets Portfolio (B)	-	-	2,376,000	2,376,000			2,376,000	2,376,000
Total Investment Funds		$1,127,490		$2,376,000				$3,503,490

Total Investment Securities - 99.7% (Cost $210,282,644)		$77,489,289		$153,923,726				$231,413,015

Other Assets in Excess of Liabilities - 0.3%		390,449		378,366				768,815

Net Assets - 100.0%		$77,879,738		$154,302,092				$232,181,830

* Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2012 was $2,332,440.
(A) — Investment is in Institutional Shares of underlying fund.
(B) — Represents collateral for securities loaned.

Pro Forma Financial Statements
Touchstone Strategic Trust
Touchstone Value Fund
Pro Forma Combining
Statement of Assets & Liabilities
As of March 31, 2012

	Fifth Third Disciplined Large Cap Value Fund	Fifth Third All Cap Value Fund	Touchstone Value Fund	Pro Forma Adjustments	Pro Forma Combined Touchstone Value Fund
Assets
Investments, at cost	$150,558,602	$79,668,189	$91,500,611		$321,727,402
Affiliated securities, at market value	1,475,467	1,101,706	-		2,577,173
Non-affiliated securities, at market value	185,666,477	94,736,919	123,155,227		403,558,623
Investments, at value	$187,141,944	$95,838,625	$123,155,227		$406,135,796
Cash	61,473	21,088	-		82,561
Dividends and interest receivable	258,689	155,686	249,517		663,892
Receivable for capital shares sold	211,370	48,313	35,066		294,749
Receivable for investments sold	1,195,275	-	-		1,195,275
Receivable from Investment Adviser	-	-	8,167		8,167
Other assets	28,349	30,374	2,138		60,861
Total Assets	188,897,100	96,094,086	123,450,115		408,441,301

Liabilities
Payable for capital shares redeemed	445,609	248,094	468,704		1,162,407
Payable for securities purchased	571,881	136	-		572,017
Payable to Advisor	101,037	42,596	80,152		223,785
Payable to Trustees	-	-	6,989		6,989
Payable for Distribution & Service Fees	6,934	9,615	85		16,634
Other accrued expenses and liabilities	23,929	50,936	15,733		90,598

	Fifth Third Disciplined Large Cap Value Fund		Fifth Third All Cap Value Fund		Touchstone Value Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Value Fund
Total Liabilities	1,149,390		351,377		571,663				2,072,430

Net Assets	$187,747,710		$95,742,709		$122,878,452				$406,368,871

Net assets consist of:

Paid-in capital	$225,484,912		$109,907,819		$110,530,904				$445,923,635
Accumulated net investment income	27,246		48,871		686,535				762,652
Accumulated net realized losses on investments	(74,347,790)		(30,384,417)		(19,993,603)				(124,725,810)
Net unrealized appreciation on investments									-
and Foreign Currency Transactions	36,583,342		16,170,436		31,654,616				84,408,394
Net Assets	$187,747,710		$95,742,709		$122,878,452				$406,368,871

Pricing of Class A Shares
Net assets attributable to Class A shares	$9,878,475		$26,482,285		$1,606,202		$2,474,878	****	$40,441,840
Shares of beneficial interest outstanding	863,326	(A)	1,599,790	(A)	224,958	(B)	2,976,043	****(C)	5,664,117
Net asset value and redemption price per share	$11.44		$16.55		$7.14				$7.14
Maximum offering price per share	$12.04	**	$17.42	**	$7.58				$7.58

Pricing of Class B Shares
Net assets attributable to Class B shares	$505,032		$1,969,846		$-		$(2,474,878)	****	$-
Shares of beneficial interest outstanding	43,595	(A)	125,911	(A)	-		(169,506)	****	-
Net asset value, offering price and redemption price per share*	$11.58		$15.64		$-				$-

	Fifth Third Disciplined Large Cap Value Fund		Fifth Third All Cap Value Fund		Touchstone Value Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Value Fund
Pricing of Class C Shares
Net assets attributable to Class C shares	$360,199		$2,656,615		$-				$3,016,814
Shares of beneficial interest outstanding	31,867	(A)	170,345	(A)	-		220,310	(B),(C)	422,522
Net asset value, offering price and redemption price per share*	$11.30		$15.60		$-				$7.14

Pricing of Class Y Shares ***
Net assets attributable to Class Y shares	$177,004,004		$64,633,963		$87,545,639				$329,183,606
Shares of beneficial interest outstanding	15,415,105		3,833,425	(A)	12,222,939	(B)	14,488,458	(C)	45,959,927
Net asset value, offering price and redemption price per share	$11.48		$16.86		$7.16				$7.16

Pricing of Institutional Class Shares
Net assets attributable to Institutional Class shares	$-		$-		$33,726,611				$33,726,611
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	-		-		4,715,130				4,715,130
Net asset value, offering price and redemption price per share	$-		$-		$7.15				$7.15

(A) Unlimited number of shares authorized, par value of $.001
(B) Unlimited number of shares authorized, no par value
(C) Reflects the capitalization adjustments due to the change in par value per share of the newly issues shares and giving effect to issuance of shares of  Touchstone Value Fund to the Fifth Third Disciplined Large Cap Value Fund and Fifth Third All Cap Value Fund shareholders as if the reorganization had taken place on March 31, 2012.

* Redemption price per share varies by length of time shares are held.
** Maximum offering price per share is equal to net asset value/95.00%
*** Fifth Third Disciplined Large Cap Value and Fifth Third All Cap Value Funds Institutional shares will convert to Touchstone Value Fund Y shares.
**** Fifth Third Disciplined Large Cap Value and Fifth Third All Cap Value Funds B shares will convert to Touchstone Value Fund A shares.

Touchstone Strategic Trust
Touchstone Value Fund
Pro Forma Combining
Statement of Operations
For the Twelve Months Ending March 31, 2012  (Unaudited)

	Fifth Third Disciplined Large Cap Value Fund	Fifth Third All Cap Value Fund	Touchstone -Value Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Value Fund
Investment Income
Dividends from affiliated securities	$2,598	$2,326	$-			$4,924
Dividends from non-affiliated securities	5,154,196	2,499,036	3,550,200			11,203,432
Interest from securities loaned	11,086	10,733	-			21,819
Less: Foreign Taxes Withheld	(15,710)	(6,808)	(11,030)			(33,548)
Total Investment Income	5,152,170	2,505,287	3,539,170			11,196,627

Expenses

Investment advisory fees	1,551,753	1,012,998	930,207	(381,349	) A	3,113,609
Distribution expenses, Class A	25,544	68,315	-	13,345	A	107,204
Distribution expenses, Class B	7,521	25,082	-	(32,603	)A	-
Distribution expenses, Class C	2,784	24,152	-	8,979	A	35,915
Service expenses, Class A	-	-	5,450	(5,450	) A	-
Service expenses, Class C	928	8,051	-	(8,979	) A	-
Administration fees	337,537	176,279	-	284,043	A	797,859
Accounting fees	72,348	64,600	-	(136,948	) A	-
Transfer Agent fees	38,245	142,855	124,099	(305,199	) D	-
Transfer Agent fees, Class A	-	-	-	191,987	D	191,987
Transfer Agent fees, Class C	-	-	-	15,749	D	15,749
Transfer Agent fees, Class Y	-	-	-	264	D	264
Transfer Agent fees, Institutional Class	-	-	-	161,260	D	161,260
Reports to shareholders	15,728	26,136	18,248	(60,112	) D	-
Reports to shareholders, Class A	-	-	-	7,840	D	7,840
Reports to shareholders, Class C	-	-	-	6,995	D	6,995
Reports to shareholders, Class Y	-	-	-	9,627	D	9,627
Reports to shareholders, Institutional Class	-	-	-	6,987	D	6,987
Registration fees	39,988	37,468	41,731	(119,187	) D	-

	Fifth Third Disciplined Large Cap Value Fund	Fifth Third All Cap Value Fund	Touchstone -Value Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Value Fund
Registration fees, Class A	-	-	-	12,852	D	12,852
Registration fees, Class C	-	-	-	12,532	D	12,532
Registration fees, Class Y	-	-	-	13,365	D	13,365
Registration fees, Institutional Class	-	-	-	12,932	D	12,932
Professional fees	22,701	20,386	54,750	(66,511)	B	31,326
Custodian fees	10,458	11,633	8,214	(25,076)	A	5,229
Trustees’ fees and expenses	12,625	6,833	29,940	(41,223)	B	8,175
Compliance fees and expenses	-	-	-	1,300	A	1,300
Other expenses	20,831	10,713	27,580	(34,417)	B	24,707
Total Expenses	2,158,991	1,635,501	1,240,219	(456,997)		4,577,714
Fees waived and/or expenses reimbursed by the Advisor/Administrator	(577,113)	(574,775)	(94,450)	(226,875)	C	(1,473,213)
Net Expenses	1,581,878	1,060,726	1,145,769	(683,872)		3,104,501

Net Investment Income	3,570,292	1,444,561	2,393,401	683,872		8,092,126

Realized and Unrealized Gains (Losses) on Investments
Net realized gains from security transactions	27,154,841	6,723,168	3,679,428			37,557,437
Net change in unrealized appreciation/(depreciation) on investments	(26,379,884)	(9,123,185)	5,419,029			(30,084,040)
Net Realized and Unrealized Gains on Investments	774,957	(2,400,017)	9,098,457			7,473,397

Change in Net Assets Resulting from Operations	$4,345,249	$(955,456)	$11,491,858	$683,872		$15,565,523

A	Based on differences in contractual expense agreements
B	Decrease due to the elimination of duplicate expenses achieved by merging
C	Based on expense limitation agreement
D	Reclassification of fund level expense to class level expense

Touchstone Strategic Trust
Touchstone Value Fund
Pro Forma Combining
Portfolio of Investments
As of March 31, 2012

	Fifth Third Disciplined LargeCap Value Fund		Fifth Third All Cap Value Fund		Touchstone Value Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Value Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Common Stocks - 99.2%

Consumer Discretionary - 5.9%
Carnival Corp	-	$-	-	$-	58,658	$1,881,747			58,658	$1,881,747
CVS Caremark Corp	-	-	-	-	21,100	945,280			21,100	945,280
DISH Network Corp	95,077	3,130,883	23,050	759,038	-	-			118,127	3,889,921
Foot Locker Inc	-	-	19,311	599,607	-	-			19,311	599,607
Gannett Co Inc	-	-	86,934	1,332,698	-	-			86,934	1,332,698
Mattel Inc	73,197	2,463,811	22,432	755,061	-	-			95,629	3,218,872
OfficeMax Inc*	-	-	58,066	332,138	-	-			58,066	332,138
Target Corp	-	-	-	-	21,700	1,264,459			21,700	1,264,459
Time Warner Inc	99,926	3,772,207	46,747	1,764,699	-	-			146,673	5,536,906
Viacom Inc	70,941	3,366,860	36,929	1,752,650	-	-			107,870	5,119,510
		12,733,761		7,295,891		4,091,486				24,121,138

Consumer Staples - 10.4%
Altria Group Inc	100,603	3,105,615	31,645	976,881	63,332	1,955,059			195,580	6,037,555
Archer-Daniels-Midland Co	61,242	1,938,922	44,891	1,421,249	-	-			106,133	3,360,171
Baxter International Inc	-	-	-	-	62,158	3,715,805			62,158	3,715,805
Diageo PLC, ADR	-	-	-	-	37,972	3,664,298			37,972	3,664,298
Imperial Tobacco Group PLC, ADR	-	-	-	-	47,147	3,836,351			47,147	3,836,351
Johnson & Johnson	-	-	-	-	46,600	3,073,736			46,600	3,073,736
Kraft Foods Inc	-	-	23,949	910,301	-	-			23,949	910,301
Medtronic Inc	-	-	-	-	91,500	3,585,885			91,500	3,585,885
Pfizer Inc	-	-	-	-	185,304	4,198,989			185,304	4,198,989
Philip Morris International Inc	-	-	-	-	65,100	5,768,511			65,100	5,768,511
Service Corp International/US	-	-	-	-	131,500	1,480,690			131,500	1,480,690
Spartan Stores Inc	-	-	17,883	324,040	-	-			17,883	324,040
WellPoint Inc	-	-	-	-	28,512	2,104,186			28,512	2,104,186
		5,044,537		3,632,471		33,383,510				42,060,518

Energy - 12.0%
Apache Corp	36,167	3,632,613	8,739	877,745	-	-			44,906	4,510,358

	Fifth Third Disciplined LargeCap Value Fund		Fifth Third All Cap Value Fund		Touchstone Value Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Value Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
BP PLC	136,821	6,156,945	43,933	1,976,985	-	-			180,754	8,133,930
Chevron Corp	58,873	6,313,541	20,393	2,186,945	-	-			79,266	8,500,486
ConocoPhillips	-	-	-	-	58,395	4,438,604			58,395	4,438,604
Ensco PLC	39,352	2,082,901	26,455	1,400,263	-	-			65,807	3,483,164
Helix Energy Solutions Group Inc*	-	-	12,686	225,811	-	-			12,686	225,811
Marathon Oil Corp	-	-	-	-	32,500	1,030,250			32,500	1,030,250
Marathon Petroleum Corp	-	-	-	-	34,250	1,485,080			34,250	1,485,080
Nabors Industries Ltd*	-	-	28,474	498,010	-	-			28,474	498,010
Noble Corp*	69,150	2,591,051	30,347	1,137,102	-	-			99,497	3,728,153
North American Energy Partners Inc*	-	-	120,897	592,395	-	-			120,897	592,395
Occidental Petroleum Corp	-	-	-	-	41,522	3,954,140			41,522	3,954,140
Petroquest Energy Inc*	-	-	71,811	440,920	-	-			71,811	440,920
Royal Dutch Shell PLC	43,332	3,060,539	16,726	1,181,357	-	-			60,058	4,241,896
Spectra Energy Corp	-	-	-	-	112,672	3,554,802			112,672	3,554,802
		23,837,590		10,517,533		14,462,876				48,817,999

Financials - 26.4%
Aflac Inc	39,238	1,804,556	29,939	1,376,895	-	-			69,177	3,181,451
Allstate Corp/The	-	-	32,123	1,057,489	-	-			32,123	1,057,489
American Equity Investment Life Holding Co	-	-	37,926	484,315	-	-			37,926	484,315
American Express Co	-	-	-	-	70,762	4,094,289			70,762	4,094,289
Ameriprise Financial Inc	33,835	1,932,994	34,164	1,951,789	-	-			67,999	3,884,783
AON Corp *	62,821	3,081,998	13,503	662,457	-	-			76,324	3,744,455
Aspen Insurance Holdings Ltd	-	-	8,085	225,895	-	-			8,085	225,895
Bank of America Corp	-	-	-	-	170,663	1,633,245			170,663	1,633,245
BB&T Corp	122,032	3,830,584	43,192	1,355,797	-	-			165,224	5,186,381
Capital One Financial Corp	-	-	-	-	48,340	2,694,472			48,340	2,694,472
Citigroup Inc	210,793	7,704,484	82,360	3,010,258	73,770	2,696,294			366,923	13,411,036
Discover Financial Services	106,796	3,560,579	-	-	-	-			106,796	3,560,579
Goldman Sachs Group Inc/The	21,203	2,637,017	14,593	1,814,931	-	-			35,796	4,451,948
Invesco Ltd	150,341	4,009,594	64,385	1,717,148	-	-			214,726	5,726,742
JPMorgan Chase & Co	-	-	61,765	2,839,955	66,057	3,037,301			127,822	5,877,256
KeyCorp	565,498	4,806,733	209,978	1,784,813	-	-			775,476	6,591,546
Meadowbrook Insurance Group Inc	-	-	57,634	537,725	-	-			57,634	537,725
NYSE Euronext	-	-	31,182	935,772	-	-			31,182	935,772
Old National Bancorp/IN	-	-	81,924	1,076,481	-	-			81,924	1,076,481
Piper Jaffray Cos*	-	-	12,535	333,682	-	-			12,535	333,682

	Fifth Third Disciplined LargeCap Value Fund		Fifth Third All Cap Value Fund		Touchstone Value Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Value Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
PNC Financial Services Group Inc	-	-	-	-	59,236	3,820,130			59,236	3,820,130
Principal Financial Group Inc	133,987	3,953,956	17,745	523,655	-	-			151,732	4,477,611
Progressive Corp/The	116,844	2,708,444	59,842	1,387,138	-	-			176,686	4,095,582
Prudential Financial Inc	64,625	4,096,579	24,070	1,525,797	-	-			88,695	5,622,376
Regions Financial Corp	515,647	3,398,114	205,604	1,354,930	-	-			721,251	4,753,044
Reinsurance Group of America Inc	-	-	5,180	308,055	-	-			5,180	308,055
SLM Corp	-	-	-	-	124,188	1,957,203			124,188	1,957,203
UBS AG*	97,896	1,372,502	-	-	-	-			97,896	1,372,502
UMB Financial Corp	-	-	8,771	392,371	-	-			8,771	392,371
Unum Group	126,318	3,092,265	20,602	504,337	-	-			146,920	3,596,602
Wells Fargo & Co	-	-	57,745	1,971,414	124,515	4,250,942			182,260	6,222,356
XL Group Plc	-	-	-	-	76,661	1,662,777			76,661	1,662,777
		51,990,399		29,133,099		25,846,653				106,970,151

Healthcare - 11.5%
Amgen Inc	64,625	4,393,854	32,438	2,205,460	-	-			97,063	6,599,314
Cigna Corp	92,370	4,549,223	38,476	1,894,943	-	-			130,846	6,444,166
Gilead Sciences Inc*	58,309	2,848,395	25,865	1,263,505	-	-			84,174	4,111,900
Hologic Inc*	-	-	53,124	1,144,822	-	-			53,124	1,144,822
Merck & Co Inc	184,514	7,085,338	62,255	2,390,592	-	-			246,769	9,475,930
Sanofi	86,392	3,347,690	12,730	493,288	-	-			99,122	3,840,978
Symmetry Medical Inc*	-	-	60,943	430,867	-	-			60,943	430,867
Teva Pharmaceutical Industries Ltd	61,354	2,764,611	31,435	1,416,461	-	-			92,789	4,181,072
UnitedHealth Group Inc	130,452	7,688,841	50,029	2,948,709	-	-			180,481	10,637,550
		32,677,952		14,188,647		-				46,866,599

Industrials - 10.3%
AAR Corp	-	-	46,252	844,099	-	-			46,252	844,099
CBIZ Inc*	-	-	86,545	546,964	-	-			86,545	546,964
Cooper Industries PLC	-	-	-	-	54,200	3,466,090			54,200	3,466,090
Eaton Corp	75,791	3,776,666	9,306	463,718	-	-			85,097	4,240,384
Exelis Inc	-	-	-	-	47,000	588,440			47,000	588,440
General Dynamics Corp	70,742	5,191,048	14,989	1,099,893	-	-			85,731	6,290,941
General Electric Co	359,104	7,207,217	176,790	3,548,175	150,030	3,011,102			685,924	13,766,494
Greenbrier Cos Inc*	-	-	10,127	200,413	-	-			10,127	200,413
Honeywell International Inc	-	-	-	-	51,038	3,115,870			51,038	3,115,870

	Fifth Third Disciplined LargeCap Value Fund		Fifth Third All Cap Value Fund		Touchstone Value Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Value Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Illinois Tool Works Inc	-	-	-	-	35,955	2,053,750			35,955	2,053,750
ITT Corp	-	-	-	-	23,450	537,943			23,450	537,943
Marten Transport Ltd	-	-	16,779	370,313	-	-			16,779	370,313
Navigant Consulting Inc*	-	-	45,933	638,928	-	-			45,933	638,928
Raytheon Co	-	-	-	-	57,400	3,029,572			57,400	3,029,572
Spirit Aerosystems Holdings Inc*	-	-	42,830	1,047,622	-	-			42,830	1,047,622
Xylem Inc/NY	-	-	-	-	47,000	1,304,250			47,000	1,304,250
		16,174,931		8,760,125		17,107,017				42,042,073

Information Technology - 10.5%
Avnet Inc*	-	-	17,070	621,177	-	-			17,070	621,177
Cisco Systems Inc	330,569	6,991,534	47,479	1,004,181	-	-			378,048	7,995,715
Corning Inc	118,874	1,673,746	79,360	1,117,389	-	-			198,234	2,791,135
Dell Inc*	194,665	3,231,439	54,751	908,867	-	-			249,416	4,140,306
Intel Corp	221,282	6,220,237	83,430	2,345,217	55,500	1,560,105			360,212	10,125,559
International Business Machines Corp	-	-	-	-	20,950	4,371,218			20,950	4,371,218
Microsoft Corp	-	-	66,872	2,156,622	110,900	3,576,525			177,772	5,733,147
Photronics Inc*	-	-	69,583	462,727	-	-			69,583	462,727
Seagate Technology PLC	109,739	2,957,466	-	-	-	-			109,739	2,957,466
Xerox Corp	259,064	2,093,237	156,964	1,268,269	-	-			416,028	3,361,506
		23,167,659		9,884,449		9,507,848				42,559,956

Materials - 2.2%
Alcoa Inc	117,746	1,179,815	67,614	677,492	-	-			185,360	1,857,307
AuRico Gold Inc*	-	-	25,387	225,183	-	-			25,387	225,183
Coeur d’Alene Mines Corp*	-	-	26,942	639,603	-	-			26,942	639,603
Dow Chemical Co/The	91,919	3,184,074	53,765	1,862,420	-	-			145,684	5,046,494
EI du Pont de Nemours & Co	-	-	-	-	23,800	1,259,020			23,800	1,259,020
		4,363,889		3,404,698		1,259,020				9,027,607

Telecommunication Services - 5.1%
AT&T Inc	168,161	5,251,668	47,299	1,477,148	103,914	3,245,234			319,374	9,974,050
CBS Corp	-	-	-	-	40,900	1,386,919			40,900	1,386,919
CenturyLink Inc	82,332	3,182,132	46,840	1,810,366	-	-			129,172	4,992,498
Neutral Tandem Inc*	-	-	42,218	514,637	-	-			42,218	514,637
Verizon Communications Inc	-	-	-	-	54,158	2,070,460			54,158	2,070,460

	Fifth Third Disciplined LargeCap Value Fund		Fifth Third All Cap Value Fund		Touchstone Value Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Value Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Vodafone Group PLC, ADR	-	-	-	-	66,700	1,845,589			66,700	1,845,589
		8,433,800		3,802,151		8,548,202				20,784,153

Utilities - 4.9%
CenterPoint Energy Inc	-	-	-	-	139,700	2,754,884			139,700	2,754,884
Dominion Resources Inc/VA	-	-	-	-	53,824	2,756,327			53,824	2,756,327
Edison International	-	-	20,265	861,465	-	-			20,265	861,465
Entergy Corp	-	-	-	-	46,800	3,144,960			46,800	3,144,960
Exelon Corp	82,445	3,232,668	22,931	899,125	-	-			105,376	4,131,793
NextEra Energy Inc	65,640	4,009,291	14,974	914,612	-	-			80,614	4,923,903
Pepco Holdings Inc	-	-	38,881	734,462	-	-			38,881	734,462
PG&E Corp	-	-	16,314	708,191	-	-			16,314	708,191
		7,241,959		4,117,855		8,656,171				20,015,985
Total Common Stocks		$185,666,477		$94,736,919		$122,862,783				$403,266,179

Investment Funds - 0.7%
Dreyfus Government Cash Management Fund (A)	-	-	-	-	292,444	292,444			292,444	292,444
Fifth Third Institutional Money Market Fund (A)	1,475,467	1,475,467	1,101,706	1,101,706	-	-			2,577,173	2,577,173
Total Investment Funds		$1,475,467		$1,101,706		$292,444				$2,869,617

Total Investment Securities - 99.9% (Cost - $321,727,402)		$187,141,944		$95,838,625		$123,155,227				$406,135,796

Other Assets in Excess of Liabilities - 0.1%		605,766		(95,916)		(276,775)				233,075

Net Assets - 100.0%		$187,747,710		$95,742,709		$122,878,452				$406,368,871

* Non-income producing security.

(A) — Investment is in Institutional Shares of underlying fund.

TOUCHSTONE STRATEGIC TRUST

Touchstone Large Cap Growth Fund, Touchstone Growth Opportunities Fund and Touchstone Value Fund

Pro Forma Notes To Combining Financial Statements
March 31, 2012
(Unaudited)

DESCRIPTION OF THE FUNDS

The acquiring funds, Touchstone Growth Opportunities Fund, Touchstone Large Cap Growth Fund and Touchstone Value Fund (the “Acquiring Funds”), are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company portfolios.  The Acquiring Funds, as of March 31, 2012, consisted of the share classes listed below:

Trust	Funds	Classes
Touchstone Strategic Trust	Touchstone Growth Opportunities Fund	A, C, Y, and Institutional
Touchstone Strategic Trust	Touchstone Large Cap Growth Fund	A, B, C, and Y
Touchstone Strategic Trust	Touchstone Value Fund	A, Y, and Institutional

The target funds, Fifth Third Quality Growth Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Disciplined Large Cap Value Fund and Fifth Third All Cap Value Fund (the “Target Funds”), are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company portfolios.  The Target Funds, as of January 31, 2012, consisted of the share classes listed below:

Trust	Funds	Classes
Fifth Third Funds	Mid Cap Growth Fund	A, B, C, and Institutional
Fifth Third Funds	Quality Growth Fund	A, B, C, and Institutional
Fifth Third Funds	Disciplined Large Cap Value Fund	A, B, C, and Institutional
Fifth Third Funds	All Cap Value Fund	A, B, C, and Institutional

BASIS OF COMBINATION

The accompanying unaudited pro forma financial statements are presented to show the effect of the transfer of assets and liabilities of the Target Funds in exchange for shares of the Acquiring Funds (for purposes of maintaining the financial statements and performance).

Under the terms of the Plan of Reorganization, the combination of the Acquiring Funds and the Target Funds will be accounted for by the method of accounting for tax-free mergers of investment companies. The statement of assets and liabilities and the related statement of operations of the Acquiring Funds and the Target Funds have been combined as of and for the twelve months ended March 31, 2012. In accordance with U.S. generally accepted accounting principles (“GAAP”), the historical cost of investment securities will be carried forward to the Acquiring Funds and the results of operations for pre-combination periods of the Acquiring Funds will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Funds and the Target Funds included in their respective annual reports in the chart listed below:

Trust	Funds	Annual Report Date
Touchstone Strategic Trust	Touchstone Growth Opportunities Fund	March 31, 2012
Touchstone Strategic Trust	Touchstone Large Cap Growth Fund	March 31, 2012
Touchstone Strategic Trust	Touchstone Value Fund	March 31, 2012
Fifth Third Funds	Mid Cap Growth Fund	July 31, 2011
Fifth Third Funds	Quality Growth Fund	July 31, 2011

Fifth Third Funds	Disciplined Large Cap Value Fund	July 31, 2011
Fifth Third Funds	All Cap Value Fund	July 31, 2011

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Target Funds by the Acquiring Funds had taken place as of March 31, 2012.

PORTFOLIO VALUATION

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

CAPITAL SHARES

Touchstone Strategic Trust Growth Opportunities Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Combination
Class A	2,428,627	662,111	3,090,738
Class C	385,572	21,301	406,873
Class Y *	474,890	2,340,691	2,815,581
Institutional	2,725,293	-	2,725,293

* Institutional Class of Target Fund

Touchstone Strategic Trust Large Cap Growth Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Combination
Class A	8,596,465	2,362,963	10,959,428
Class B	413,628	-	413,628
Class C	4,422,281	42,076	4,464,357
Class Y *	13,722,982	9,027,683	22,750,665

* Institutional Class of Target Fund

Touchstone Strategic Trust Value Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Combination
Class A	224,958	5,439,159	5,664,117
Class C	-	422,522	422,522
Class Y *	12,222,939	33,736,988	45,959,927
Institutional	4,715,130	-	4,715,130

* Institutional Class of Target Fund

ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). After the acquisition, each Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders.  By complying with the requirements of the applicable sections of the Code to be a regulated investment company, generally, each Fund will not be subject to federal income tax at the fund level on income and gains from investments that are distributed to its shareholders. However, the shareholders will be subject to tax on the distributions.

The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined Fund.

SUBSEQUENT EVENTS

On April 16, 2012, pursuant to an agreement and plan of reorganization, the assets and liabilities of the Old Mutual Barrow Hanley Value Fund, a series of Old Mutual Funds II, were transferred to the Touchstone Value Fund.  The Touchstone Value Fund adopted the financial statements and financial history of the Old Mutual Barrow Hanley Value Fund.

Part B

STATEMENT OF ADDITIONAL INFORMATION
[_________], 2012
to the
Registration Statement on Form N-14 Filed by:

Touchstone Strategic Trust, on behalf of:	Class A	Class C	Class Y
Touchstone Growth Allocation Fund	TGQAX	TGQCX	TGQYX
Touchstone Moderate Growth Allocation Fund	TSMAX	TSMCX	TSMYX
Touchstone Balanced Allocation Fund	TBAAX	TBACX	TBAYX
Touchstone Conservative Allocation Fund	TSAAX	TSACX	TSAYX

303 Broadway, Suite 1100
Cincinnati, OH  45202
1-800-543-0407

Relating to the [September 5], 2012 Joint Special Meetings of Shareholders of the following Fifth Third Funds:

	Class A	Class B	Class C	Institutional Class
Fifth Third LifeModel Aggressive FundSM	LASAX	LASBX	LASCX	LASIX
Fifth Third LifeModel Moderately Aggressive FundSM	LMAAX	LMABX	LMACX	LMAIX
Fifth Third LifeModel Moderate FundSM	LMDAX	LMDBX	LMDCX	LMDIX
Fifth Third LifeModel Moderately Conservative FundSM	LAMVX	LBMVX	LCMVX	LIMVX
Fifth Third LifeModel Conservative FundSM	LCVAX	LCVBX	LCVCX	LCVIX

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the prospectus/proxy statement dated [________], 2012, relating specifically to the Joint Special Meetings of Shareholders of each of Fifth Third Funds listed above, to be held on [September 5], 2012 (the “Prospectus/Proxy Statement”).  A copy of the Prospectus/Proxy Statement may be obtained at no charge by calling Fifth Third Funds at 800-282-5706, or by writing to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043.

General Information

This Statement of Additional Information relates to the proposed (a) transfer of the assets and the liabilities, as set forth in the Agreement and Plan of Reorganization, of each “Acquired Fund,” as identified below, to the corresponding “Acquiring Fund,” in exchange for shares of a corresponding class of the Acquiring Fund; (b) pro-rata distribution of such shares to the corresponding class to the shareholders of the Acquired Fund; and (c) liquidation and termination of the Acquired Fund.

Acquired Fund	Acquiring Funds
Fifth Third LifeModel Aggressive FundSM	Touchstone Growth Allocation Fund
Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Moderate Growth Allocation Fund
Fifth Third LifeModel Moderate FundSM	Touchstone Balanced Allocation Fund
Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Conservative Allocation Fund
Fifth Third LifeModel Conservative FundSM	Touchstone Conservative Allocation Fund

Each Acquired Fund is a series of Fifth Third Funds.  Each Acquiring Fund is a series of Touchstone Strategic Trust. Further information is included in the Prospectus/Proxy Statement and in the documents listed below, which are incorporated by reference into this Statement of Additional Information.

Incorporation of Documents by Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

1.
Statement of Additional Information of Touchstone Strategic Trust, with respect to Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund, dated April 12, 2012 (filed via EDGAR on April 13, 2012 Accession No. 0001104659-12-025155).

2.
The audited financial statements and related report of the independent registered public accounting firm included in the Annual Report to Shareholders of Old Mutual Funds I, with respect to Old Mutual Asset Allocation Growth Portfolio (Predecessor Fund to the Touchstone Growth Allocation Fund), Old Mutual Asset Allocation Moderate Growth Portfolio (Predecessor Fund to the Touchstone Moderate Growth Allocation Fund), Old Mutual Asset Allocation Balanced Portfolio (Predecessor Fund to the Touchstone Balanced Allocation Fund) and Old Mutual Asset Allocation Conservative Portfolio (Predecessor Fund to the Touchstone Conservative Allocation Fund) for the fiscal year ended July 31, 2011 (filed via EDGAR on September 27, 2011, Accession No. 0001292278-11-000020).

3.
The unaudited financial statements included in the Semi-Annual Report to Shareholders of Old Mutual Funds I for the fiscal period ended January 31, 2012 (filed via EDGAR on April 5, 2012, Accession No. 0001292278-12-000016).

4.
Statement of Additional Information of Fifth Third Funds, with respect to Fifth Third LifeModel Aggressive FundSM, Fifth Third LifeModel Moderately Aggressive FundSM, Fifth Third LifeModel Moderate FundSM, Fifth Third LifeModel Moderately Conservative FundSM and Fifth Third LifeModel Conservative FundSM, dated November 23, 2011 (filed via EDGAR on December 12, 2011, Accession No. 0001209286-11-000917).

5.
The audited financial statements and related report of the independent registered public accounting firm included in the Annual Report to Shareholders of Fifth Third Funds for the fiscal year ended July 31, 2011, with respect to Fifth Third LifeModel Aggressive FundSM, Fifth Third LifeModel Moderately Aggressive FundSM, Fifth Third LifeModel Moderate FundSM, Fifth Third LifeModel Moderately Conservative FundSM and Fifth Third LifeModel Conservative FundSM (filed via EDGAR on September 30, 2011, Accession No. 0001209286-11-000711).

6.
The unaudited financial statements included in the Semi-Annual Report to Shareholders of Fifth Third Funds for the fiscal period ended January 31, 2012, with respect to Fifth Third LifeModel Aggressive

FundSM, Fifth Third LifeModel Moderately Aggressive FundSM, Fifth Third LifeModel Moderate FundSM, Fifth Third LifeModel Moderately Conservative FundSM and Fifth Third LifeModel Conservative FundSM (filed via EDGAR on April 9, 2012, Accession No. 0001534424-12-000023).

Pro Forma Financial Information

Pro Forma Financial Statements
Touchstone Strategic Trust
Touchstone Growth Allocation Fund
Pro Forma Combining
Statement of Assets & Liabilities
As of January 31, 2012

	Fifth Third LifeModel Aggressive Fund	Touchstone Growth Allocation Fund	Pro Forma Adjustments	Pro Forma Combined Touchstone Growth Allocation Fund
Assets
Investments, at cost	$88,678,344	$36,349,669		$125,028,013
Affiliated securities, at market value	98,286,968	41,276,062		139,563,030
Non-affiliated securities, at market value	-	-		-
Investments, at value	$98,286,968	$41,276,062		$139,563,030
Cash				-
Dividends and interest receivable	7,794	1,225		9,019
Receivable for capital shares sold	62,920	51,084		114,004
Receivable from Investment Adviser	16,188	22,240		38,428
Other assets	35,981	4,668		40,649
Total Assets	98,409,851	41,355,279		139,765,130

Liabilities
Payable for capital shares redeemed	173,359	130,420		303,779
Payable for securities purchased	8,322	1,225		9,547
Payable to Advisor	-	8,631		8,631
Payable to other affiliates	8,529	3,452		11,981
Payable to Trustees	-	940		940
Payable for Distribution & Service Fees	-	5,915		5,915
Other accrued expenses and liabilities	25,298	33,007		58,305

	Fifth Third LifeModel Aggressive Fund		Touchstone Growth Allocation Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Growth Allocation Fund
Total Liabilities	215,508		183,590				399,098

Net Assets	$98,194,343		$41,171,689				$139,366,032

Net assets consist of:
Paid-in capital	$112,449,786		$78,221,091				$190,670,877
Accumulated net investment income	(4,197)		373,091				368,894
Accumulated net realized gains (losses) on investments	(23,859,870)		(42,348,886)				(66,208,756)
Net unrealized appreciation (depreciation) on investments	9,608,624		4,926,393				14,535,017
Net Assets	$98,194,343		$41,171,689				$139,366,032

Pricing of Class A Shares
Net assets attributable to Class A shares	$21,519,749		$11,915,668		$3,922,337	****	$37,357,754
Shares of beneficial interest outstanding	1,953,509	(A)	1,077,721	(B)	347,618	****(C)	3,378,848
Net asset value and redemption price per share	$11.02		$11.06				$11.06
Maximum offering price per share	$11.60	**	$11.73				$11.73

Pricing of Class B Shares
Net assets attributable to Class B shares	$3,922,337		$-		$(3,922,337	) ****	$-
Shares of beneficial interest outstanding	371,595	(A)	-		(371,595	) ****	-
Net asset value, offering price and redemption price per share*	10.56		-				-

Pricing of Class C Shares
Net assets attributable to Class C shares	$965,292		$27,736,206				$28,701,498
Shares of beneficial interest outstanding	91,629	(A)	2,611,320	(B)	(748	) (C)	2,702,201

	Fifth Third LifeModel Aggressive Fund		Touchstone Growth Allocation Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Growth Allocation Fund
Net asset value, offering price and redemption price per share*	$10.53		$10.62				$10.62

Pricing of Class Y Shares ***
Net assets attributable to Class Y shares	$71,786,965		$1,507,124				$73,294,089
Shares of beneficial interest outstanding	6,462,400	(A)	134,704	(B)	(46,212	) (C)	6,550,892
Net asset value, offering price and redemption price per share	$11.11		$11.19				$11.19

Pricing of Institutional Class Shares
Net assets attributable to Institutional Class shares	$-		$12,691				$12,691
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	-		1,222				1,222
Net asset value, offering price and redemption price per share	$-		$10.39				$10.39

(A) Unlimited number of shares authorized, par value of $.001
(B) Unlimited number of shares authorized, no par value
(C) Reflects the capitalization adjustments due to the change in par value per share of the newly issues shares and giving effect to issuance of shares of Touchstone Growth Allocation Fund to the Fifth Third LifeModel Aggressive Fund shareholders as if the reorganization had taken place on January 31, 2012.

* Redemption price per share varies by length of time shares are held.
** Maximum offering price per share is equal to net asset value/95.00%
*** Fifth Third LifeModel Aggressive Fund Institutional shares will convert to Touchstone Growth Allocation Fund Y shares.
**** Fifth Third LifeModel Aggressive Fund B shares will convert to Touchstone Growth Allocation Fund A shares.

Touchstone Strategic Trust
Touchstone Growth Allocation Fund
Pro Forma Combining
Statement of Operations
For the Twelve Months Ending January 31, 2012 (Unaudited)

	Fifth Third LifeModel Aggressive Fund	Touchstone Growth Allocation Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Growth Allocation Fund
Investment Income
Dividends from affiliated securities	$1,595,443	$704,541			$2,299,984
Total Investment Income	1,595,443	704,541			2,299,984

Expenses

Investment advisory fees	160,848	120,554	107,633	A	389,035

Distribution expenses, Class A	60,856	-	45,731	A	106,587

Distribution expenses, Class B	51,194	-	(51,194)	A	-

Distribution expenses, Class C	8,496	238,086	82,194	A	328,776

Service expenses, Class A	-	32,836	(32,836)	A	-

Service expenses, Class C	2,832	79,362	(82,194)	A	-

Administration fees	186,484	48,222	64,073	A	298,779

Accounting fees	60,941	-	(60,941)	A	-

Transfer Agent fees	96,460	135,101	(231,561)	D	-

Transfer Agent fees, Class A	-	-	120,776	D	120,776

Transfer Agent fees, Class C	-	-	51,752	D	51,752

Transfer Agent fees, Class Y	-	-	3,821	D	3,821

Transfer Agent fees, Institutional Class	-	-	55	D	55

Reports to shareholders	26,763	20,535	(47,298)	D	-

Reports to shareholders, Class A	-	-	8,008	D	8,008

Reports to shareholders, Class C	-	-	9,154	D	9,154

Reports to shareholders, Class Y	-	-	6,151	D	6,151

	Fifth Third LifeModel Aggressive Fund	Touchstone Growth Allocation Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Growth Allocation Fund
Reports to shareholders, Institutional Class	-	-	6,080	D	6,080

Registration fees	41,527	54,227	(95,754)	D	-

Registration fees, Class A	-	-	16,126	D	16,126

Registration fees, Class C	-	-	16,383	D	16,383

Registration fees, Class Y	-	-	13,024	D	13,024

Registration fees, Institutional Class	-	-	9,773	D	9,773

Professional fees	18,447	35,526	(31,858)	B	22,115

Custodian fees	2,181	203	(439)	A	1,945

Trustees’ fees and expenses	6,856	11,025	(11,097)	B	6,784

Compliance fees and expenses	-	-	1,393	A	1,393

Other expenses	9,758	13,214	(18,079)	B	4,893
Total Expenses	733,643	788,891	(101,124)		1,421,410
Fees waived and/or expenses reimbursed
by the Advisor/Administrator	(524,480)	(284,298)	(46,464)	C	(855,242)
Net Expenses	209,163	504,593	(147,588)		566,168
Net Investment Income	1,386,280	199,948	147,588		1,733,816

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) from security transactions	(4,550,467)	(1,747,399)			(6,297,866)
Net capital gain distributions received from affiliated funds	-	483,641			483,641
Net change in unrealized appreciation/depreciation on investments	5,351,501	510,892			5,862,393
Net Realized and Unrealized Gains on Investments	801,034	(752,866)			48,168

Change in Net Assets Resulting from Operations	$2,187,314	$(552,918)	$147,588		$1,781,984

A Based on differences in contractual expense agreements
B Decrease due to the elimination of duplicate expenses achieved by merging
C Based on expense limitation agreement
D Reclassification of fund level expense to class level expense

Touchstone Funds Strategic Trust
Touchstone Growth Allocation Fund
Pro Forma Combining
Portfolio of Investments
As of January 31, 2012

	Fifth Third LifeModel Aggressive Fund		Touchstone Growth Allocation Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Growth Allocation Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Investment in Affiliates - 100.0%

Fifth Third All Cap Value Fund (A)	561,158	$8,922,406		$-			561,158	$8,922,406
Fifth Third Disciplined Large Cap Value Fund (A)	1,447,873	15,593,595	-	-			1,447,873	15,593,595
Fifth Third Institutional Money Market Fund (A)	3,449,859	3,449,859	-	-			3,449,859	3,449,859
Fifth Third International Equity Fund (A)	1,903,280	13,798,779	-	-			1,903,280	13,798,779
Fifth Third Mid Cap Growth Fund * (A)	748,959	8,912,609	-	-			748,959	8,912,609
Fifth Third Quality Growth Fund * (A)	985,219	16,778,277	-	-			985,219	16,778,277
Fifth Third Short Term Bond Fund (A)	108,442	1,034,540	-	-			108,442	1,034,540
Fifth Third Small Cap Growth Fund * (A)	529,128	4,576,958	-	-			529,128	4,576,958
Fifth Third Small Cap Value Fund (A)	242,303	4,528,646	-	-			242,303	4,528,646
Fifth Third Strategic Income Fund (A)	187,719	1,978,557	-	-			187,719	1,978,557
Fifth Third Structured Large Cap Plus Fund (A)	1,365,266	17,666,538	-	-			1,365,266	17,666,538
Fifth Third Total Return Bond Fund (A)	111,180	1,046,204	-	-			111,180	1,046,204
Old Mutual Analytic U.S. Long/Short Fund	-	-	215,459	2,557,498			215,459	2,557,498
Old Mutual Barrow Hanley Value Fund	-	-	1,042,187	6,868,012			1,042,187	6,868,012

	Fifth Third LifeModel Aggressive Fund		Touchstone Growth Allocation Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Growth Allocation Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Old Mutual Copper Rock Emerging Growth Fund *	-	-	228,648	2,625,909			228,648	2,625,909
Old Mutual Copper Rock International Small Cap Fund	-	-	151,656	1,622,723			151,656	1,622,723
Old Mutual Dwight Short Term Fixed Income Fund	-	-	80,136	806,172			80,136	806,172
Old Mutual Focused Fund	-	-	198,046	4,368,885			198,046	4,368,885
Old Mutual Heitman REIT Fund	-	-	208,418	1,952,881			208,418	1,952,881
Old Mutual International Equity Fund	-	-	995,951	8,236,517			995,951	8,236,517
Old Mutual Large Cap Growth Fund	-	-	193,753	3,741,376			193,753	3,741,376
Old Mutual TS&W Mid-Cap Value Fund	-	-	572,523	4,958,051			572,523	4,958,051
Old Mutual TS&W Small Cap Value Fund *	-	-	185,133	3,281,426			185,133	3,281,426

Investment in Affiliates Total		$98,286,968		$41,019,450				$139,306,418

Money Market Fund - 0.2%
Old Mutual Cash Reserves Fund, Institutional Class, 0.00% (B)	-	-	256,612	256,612			256,612	256,612
Money Market Fund Total		$-		$256,612			-	$256,612

Total Investment Securities - 100.2% (Cost $125,028,013)		$98,286,968		$41,276,062			-	$139,563,030

Liabilities in Excess of Other Assets - (0.2%)	-	$(92,625)		$(104,373)			-	$(196,998)

Net Assets - 100.0%		$98,194,343		$41,171,689				$139,366,032
*          Non-income producing security.
(A) — Investment is in Institutional Shares of underlying fund.
(B) — The rate reported represents the 7-day effective yield as of January 31, 2012.

Pro Forma Financial Statements
Touchstone Strategic Trust
Touchstone Moderate Growth Allocation Fund
Pro Forma Combining
Statement of Assets & Liabilities
As of January 31, 2012

	Fifth Third LifeModel Moderately Aggressive Fund	Touchstone Moderate Growth Allocation Fund	Pro Forma Adjustments	Pro Forma Combined Touchstone Moderate Growth Allocation Fund
Assets

Investments, at cost	$148,216,616	$63,773,326		$211,989,942
Affiliated securities, at market value	164,507,454	70,563,266		235,070,720
Non-affiliated securities, at market value	-	-		-

Investments, at value	$164,507,454	$70,563,266		$235,070,720

Cash				-

Dividends and interest receivable	19,427	36,224		55,651

Receivable for capital shares sold	117,967	9,974		127,941
Receivable from Investment Adviser	24,561	29,021		53,582

Other assets	39,959	6,127		46,086

Total Assets	164,709,368	70,644,612		235,353,980

Liabilities
Payable for capital shares redeemed	219,991	141,161		361,152

Payable for securities purchased	20,748	36,224		56,972

Payable to Advisor	-	14,939		14,939

Payable to other affiliates	23,856	5,976		29,832

Payable to Trustees	-	1,410		1,410
Payable for Distribution & Service Fees	-	10,927		10,927
Other accrued expenses and liabilities	47,897	48,447		96,344

Total Liabilities	312,492	259,084		571,576

	Fifth Third LifeModel Moderately Aggressive Fund		Touchstone Moderate Growth Allocation Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Moderate Growth Allocation Fund

Net Assets	$164,396,876		$70,385,528				$234,782,404

Net assets consist of:

Paid-in capital	$177,830,391		$109,010,753				$286,841,144
Accumulated net investment income	56,617		224,489				281,106
Accumulated net realized gains (losses) on investments	(29,780,970)		(45,639,654)				(75,420,624)
Net unrealized appreciation (depreciation) on investments	16,290,838		6,789,940				23,080,778
Net Assets	$164,396,876		$70,385,528				$234,782,404

Pricing of Class A Shares
Net assets attributable to Class A shares	$54,445,994		$16,534,247		$11,924,000	****	$82,904,241
Shares of beneficial interest outstanding	4,828,760	(A)	1,521,120	(B)	1,277,156	****(C)	7,627,036
Net asset value and redemption price per share	$11.28		$10.87				$10.87
Maximum offering price per share	$11.87	**	$11.53				$11.53

Pricing of Class B Shares
Net assets attributable to Class B shares	$11,924,000		$-		$(11,924,000)	****	$-
Shares of beneficial interest outstanding	1,069,152	(A)	-		(1,069,152)	****	-
Net asset value, offering price and redemption price per share*	11.15		-				-

Pricing of Class C Shares
Net assets attributable to Class C shares	$2,726,607		$52,640,804				$55,367,411
Shares of beneficial interest outstanding	244,545	(A)	4,933,239	(B)	10,979	(C)	5,188,763
Net asset value, offering price and redemption price per share*	$11.15		$10.67				$10.67

Pricing of Class Y Shares ***
Net assets attributable to Class Y shares	$95,300,275		$1,202,634				$96,502,909

	Fifth Third LifeModel Moderately Aggressive Fund		Touchstone Moderate Growth Allocation Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Moderate Growth Allocation Fund
Shares of beneficial interest outstanding	8,438,939	(A)	109,701	(B)	254,093	(C)	8,802,733
Net asset value, offering price and redemption price per share	$11.29		$10.96				$10.96

Pricing of Institutional Class Shares +
Net assets attributable to Institutional Class shares	$-		$7,843				$7,843
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	-		719				719
Net asset value, offering price and redemption price per share	$-		$10.90				$10.90

(A) Unlimited number of shares authorized, par value of $.001
(B) Unlimited number of shares authorized, no par value
(C) Reflects the capitalization adjustments due to the change in par value per share of the newly issues shares and giving effect to issuance of shares of Touchstone Moderate Growth Allocation Fund to the Fifth Third LifeModel Moderately Aggressive Fund shareholders as if the reorganization had taken place on January 31, 2012.

* Redemption price per share varies by length of time shares are held.
** Maximum offering price per share is equal to net asset value/95.00%
*** Fifth Third LifeModel Moderately Aggressive Fund Institutional shares will convert to Touchstone Moderate Growth Allocation Fund Y shares.
**** Fifth Third LifeModel Moderately Aggressive Fund B shares will convert to Touchstone Moderate Growth Allocation Fund A shares.
+ Net assets divided by shares may not calculate to the stated NAV due to rounding of shares.

Touchstone Strategic Trust
Touchstone Moderate Growth Allocation Fund
Pro Forma Combining
Statement of Operations
For the Twelve Months Ending January 31, 2012 (Unaudited)

	Fifth Third LifeModel Moderately Aggressive Fund	Touchstone Moderate Growth Allocation Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Moderate Growth Allocation Fund
Investment Income

Dividends from affiliated securities	$3,739,183	$1,445,700			$5,184,883

Total Investment Income	3,739,183	1,445,700			5,184,883

Expenses

Investment advisory fees	271,214	199,663	181,317	A	652,194

Distribution expenses, Class A	142,558	-	91,358	A	233,916

Distribution expenses, Class B	174,358	-	(174,358)	A	-

Distribution expenses, Class C	21,820	446,101	155,975	A	623,896

Service expenses, Class A	-	47,654	(47,654)	A	-

Service expenses, Class C	7,274	148,701	(155,975)	A	-

Administration fees	315,547	79,865	105,473	A	500,885

Accounting fees	67,262	-	(67,262)	A	-

Transfer Agent fees	210,073	169,861	(379,934)	D	-

Transfer Agent fees, Class A	-	-	284,947	D	284,947

Transfer Agent fees, Class C	-	-	71,979	D	71,979

Transfer Agent fees, Class Y	-	-	17,473	D	17,473
Transfer Agent fees, Institutional Class	-	-	31	D	31

Reports to shareholders	44,784	29,458	(74,242)	D	-

Reports to shareholders, Class A	-	-	8,087	D	8,087

	Fifth Third LifeModel Moderately Aggressive Fund	Touchstone Moderate Growth Allocation Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Moderate Growth Allocation Fund

Reports to shareholders, Class C	$-	$-	$10,628	D	$10,628

Reports to shareholders, Class Y	-	-	6,126	D	6,126
Reports to shareholders, Institutional Class	-	-	6,078	D	6,078

Registration fees	42,135	51,792	(93,927)	D	-

Registration fees, Class A	-	-	16,114	D	16,114

Registration fees, Class C	-	-	16,712	D	16,712

Registration fees, Class Y	-	-	13,003	D	13,003
Registration fees, Institutional Class	-	-	9,768	D	9,768

Professional fees	20,464	59,429	(53,912)	B	25,981

Custodian fees	3,314	241	(294)	A	3,261

Trustees’ fees and expenses	11,550	18,713	(23,427)	B	6,836

Compliance fees and expenses	-	-	1,393	A	1,393

Other expenses	15,170	19,084	(28,596)	B	5,658

Total Expenses	1,347,523	1,270,562	(103,119)		2,514,966
Fees waived and/or expenses reimbursed by the Advisor/Administrator	(856,865)	(372,538)	(212,972)	C	(1,442,375)
Net Expenses	490,658	898,024	(316,091)		1,072,591

Net Investment Income	3,248,525	547,676	316,091		4,112,292

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) from security transactions	(3,258,213)	(1,389,946)			(4,648,159)
Net capital gain distributions received from affiliated funds	-	1,030,597			1,030,597
Net change in unrealized appreciation/ depreciation on investments	6,265,768	742,624			7,008,392

	Fifth Third LifeModel Moderately Aggressive Fund	Touchstone Moderate Growth Allocation Fund	Pro Forma Adjustments	Pro Forma Combined Touchstone Moderate Growth Allocation Fund
Net Realized and Unrealized Gains on Investments	3,007,555	383,275		3,390,830

Change in Net Assets Resulting from Operations	$6,256,080	$930,951	$316,091	$7,503,122

A Based on differences in contractual expense agreements
B Decrease due to the elimination of duplicate expenses achieved by merging
C Based on expense limitation agreement
D Reclassification of fund level expense to class level expense

Touchstone Funds Strategic Trust
Touchstone Moderate Growth Allocation Fund
Pro Forma Combining
Portfolio of Investments
As of January 31, 2012

	Fifth Third LifeModel Moderately Aggressive Fund		Touchstone Moderate Growth Allocation Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Moderate Growth Allocation Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value

Investment in Affiliates - 99.8%

Fifth Third All Cap Value Fund (A)	732,546	$11,647,480	-	$-			732,546	$11,647,480
Fifth Third Disciplined Large Cap Value Fund (A)	1,903,828	20,504,227	-	-			1,903,828	20,504,227
Fifth Third Institutional Money Market Fund (A)	5,173,606	5,173,606	-	-			5,173,606	5,173,606
Fifth Third International Equity Fund (A)	2,594,466	18,809,878	-	-			2,594,466	18,809,878
Fifth Third Mid Cap Growth Fund * (A)	972,828	11,576,651	-	-			972,828	11,576,651
Fifth Third Quality Growth Fund * (A)	1,293,718	22,032,023	-	-			1,293,718	22,032,023
Fifth Third Short Term Bond Fund (A)	1,013,821	9,671,857	-	-			1,013,821	9,671,857
Fifth Third Small Cap Growth Fund * (A)	715,438	6,188,540	-	-			715,438	6,188,540
Fifth Third Small Cap Value Fund (A)	355,819	6,650,257	-	-			355,819	6,650,257
Fifth Third Strategic Income Fund (A)	470,780	4,962,016	-	-			470,780	4,962,016
Fifth Third Structured Large Cap Plus Fund (A)	1,680,231	21,742,182	-	-			1,680,231	21,742,182
Fifth Third Total Return Bond Fund (A)	2,715,062	25,548,737	-	-			2,715,062	25,548,737
Old Mutual Analytic U.S. Long/Short Fund	-	-	322,315	3,825,883			322,315	3,825,883
Old Mutual Barrow Hanley Core Bond Fund	-	-	1,022,854	10,903,623			1,022,854	10,903,623
Old Mutual Barrow Hanley Value Fund	-	-	1,511,295	9,959,431			1,511,295	9,959,431
Old Mutual Copper Rock Emerging Growth Fund *	-	-	390,770	4,487,795			390,770	4,487,795
Old Mutual Copper Rock International Small Cap Fund	-	-	229,245	2,452,927			229,245	2,452,927
Old Mutual Dwight Intermediate Fixed Income Fund	-	-	167,382	1,657,083			167,382	1,657,083

	Fifth Third LifeModel Moderately Aggressive Fund		Touchstone Moderate Growth Allocation Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Moderate Growth Allocation Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Old Mutual Dwight Short Term Fixed Income Fund	-	-	160,273	1,612,344			160,273	1,612,344
Old Mutual Focused Fund	-	-	281,520	6,210,326			281,520	6,210,326
Old Mutual Heitman REIT Fund	-	-	211,161	1,978,578			211,161	1,978,578
Old Mutual International Equity Fund	-	-	1,118,162	9,247,197			1,118,162	9,247,197
Old Mutual Large Cap Growth Fund	-	-	265,454	5,125,919			265,454	5,125,919
Old Mutual TS&W Mid-Cap Value Fund	-	-	665,835	5,766,131			665,835	5,766,131
Old Mutual TS&W Small Cap Value Fund *	-	-	374,627	6,640,153			374,627	6,640,153

Investment in Affiliates Total		$164,507,454		$69,867,390				$234,374,844

Money Market Fund - 0.3%
Old Mutual Cash Reserves Fund, Institutional Class, 0.00% (B)	-	-	695,876	695,876			695,876	695,876
Money Market Fund Total		$-		$695,876			-	$695,876

Total Investment Securities - 100.1% (Cost $211,989,942)		$164,507,454		$70,563,266				$235,070,720

Liabilities in Excess of Other Assets - (0.1%)		$(110,578)		$(177,738)			-	$(288,316)

Net Assets - 100.0%		$164,396,876		$70,385,528				$234,782,404

* Non-income producing security.
(A) — Investment is in Institutional Shares of underlying fund.
(B) — The rate reported represents the 7-day effective yield as of January 31, 2012.

Pro Forma Financial Statements
Touchstone Strategic Trust
Touchstone Balanced Allocation Fund
Pro Forma Combining
Statement of Assets & Liabilities
As of January 31, 2012

	Fifth Third LifeModel Moderate Fund	Touchstone Balanced Allocation Fund	Pro Forma Adjustments	Pro Forma Combined Touchstone Balanced Allocation Fund
Assets
Investments, at cost	$217,823,174	$52,361,298		$270,184,472
Affiliated securities, at market value	$234,683,310	$58,324,770		$293,008,080
Non-affiliated securities, at market value	-	-		-
Investments, at value	$234,683,310	$58,324,770		$293,008,080
Cash	-	-		-
Dividends and interest receivable	46,723	52,256		98,979
Receivable for capital shares sold	66,768	48,569		115,337
Receivable from Investment Adviser	13,333	15,051		28,384
Other assets	40,282	4,726		45,008
Total Assets	234,850,416	58,445,372		293,295,788

Liabilities
Payable for capital shares redeemed	224,269	77,928		302,197
Payable for securities purchased	49,944	52,256		102,200
Payable to Advisor	-	9,909		9,909
Payable to other affiliates	-	4,954		4,954
Payable to Trustees	-	1,094		1,094
Payable for Distribution & Service Fees	16,953	9,264		26,217
Other accrued expenses and liabilities	24,338	30,522		54,860
Total Liabilities	315,504	185,927		501,431

	Fifth Third LifeModel Moderate Fund		Touchstone Balanced Allocation Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Balanced Allocation Fund
Net Assets	$234,534,912		$58,259,445				$292,794,357

Net assets consist of:
Paid-in capital	$264,880,976		$78,818,986				$343,699,962
Accumulated net investment income	192,080		50,276				242,356
Accumulated net realized gains (losses) on investments	(47,398,280)		(26,573,289)				(73,971,569)
Net unrealized appreciation (depreciation) on investments	16,860,136		5,963,472				22,823,608
Net Assets	$234,534,912		$58,259,445				$292,794,357

Pricing of Class A Shares
Net assets attributable to Class A shares	$38,183,124		$10,845,229		$7,808,946	****	$56,837,299
Shares of beneficial interest outstanding	3,546,715	(A)	991,074	(B)	656,197	****(C)	5,193,986
Net asset value and redemption price per share	$10.77		$10.94				$10.94
Maximum offering price per share	$11.34	**	$11.61				$11.61

Pricing of Class B Shares
Net assets attributable to Class B shares	$7,808,946		$-		$(7,808,946	) ****	$-
Shares of beneficial interest outstanding	729,132	(A)	-		(729,132	) ****	-
Net asset value, offering price and redemption price per share*	10.71		-				-

Pricing of Class C Shares
Net assets attributable to Class C shares	$2,525,253		$45,574,807				$48,100,060

	Fifth Third LifeModel Moderate Fund		Touchstone Balanced Allocation Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Balanced Allocation Fund
Shares of beneficial interest outstanding	235,826	(A)	4,172,507	(B)	(4,632	) (C)	4,403,701
Net asset value, offering price and redemption price per share*	$10.71		$10.92				$10.92

Pricing of Class Y Shares ***
Net assets attributable to Class Y shares	$186,017,589		$1,810,588				$187,828,177
Shares of beneficial interest outstanding	17,253,081	(A)	165,174	(B)	(283,307	) (C)	17,134,948
Net asset value, offering price and redemption price per share	$10.78		$10.96				$10.96

Pricing of Institutional Class Shares
Net assets attributable to Institutional Class shares	$-		$28,821				$28,821
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	-		2,641				2,641
Net asset value, offering price and redemption price per share	$-		$10.91				$10.91

(A) Unlimited number of shares authorized, par value of $.001
(B) Unlimited number of shares authorized, no par value
(C) Reflects the capitalization adjustments due to the change in par value per share of the newly issues shares and giving effect to issuance of shares of Touchstone Balanced Allocation Fund to the Fifth Third LifeModel Moderate Fund shareholders as if the reorganization had taken place on January 31, 2012.

* Redemption price per share varies by length of time shares are held.
** Maximum offering price per share is equal to net asset value/95.00%
*** Fifth Third LifeModel Moderate Fund Institutional shares will convert to Touchstone Balanced Allocation Fund Y shares.
**** Fifth Third LifeModel Moderate Fund B shares will convert to Touchstone Balanced Allocation Fund A shares.

Touchstone Strategic Trust

Touchstone Balanced Allocation Fund

Pro Forma Combining

Statement of Operations
For the Twelve Months Ending January 31, 2012
(Unaudited)

	Fifth Third LifeModel Moderate Fund	Touchstone Balanced Allocation Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Balanced Allocation Fund
Investment Income
Dividends from affiliated securities	$6,470,060	$1,502,462			$7,972,522
Total Investment Income	6,470,060	1,502,462			7,972,522

Expenses
Investment advisory fees	369,317	127,790	123,703	A	620,810
Distribution expenses, Class A	96,069	-	59,837	A	155,906
Distribution expenses, Class B	113,140	-	(113,140	) A	-
Distribution expenses, Class C	20,445	371,122	130,521	A	522,088
Service expenses, Class A	-	31,450	(31,450	) A	-
Service expenses, Class C	6,814	123,707	(130,521	) A	-
Administration fees	429,696	63,895	102,387	A	595,978
Accounting fees	80,416	-	(80,416	) A	-
Transfer Agent fees	122,036	98,204	(220,240	) D	-
Transfer Agent fees, Class A	-	-	203,631	D	203,631
Transfer Agent fees, Class C	-	-	55,560	D	55,560
Transfer Agent fees, Class Y	-	-	2,250	D	2,250
Transfer Agent fees, Institutional Class	-	-	37	D	37
Reports to shareholders	43,410	17,864	(61,274	) D	-
Reports to shareholders, Class A	-	-	7,037	D	7,037
Reports to shareholders, Class C	-	-	8,785	D	8,785
Reports to shareholders, Class Y	-	-	6,168	D	6,168
Reports to shareholders, Institutional Class	-	-	6,078	D	6,078

	Fifth Third LifeModel Moderate Fund	Touchstone Balanced Allocation Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Balanced Allocation Fund
Registration fees	39,593	51,814	(91,407	) D	-
Registration fees, Class A	-	-	16,078	D	16,078
Registration fees, Class C	-	-	14,717	D	14,717
Registration fees, Class Y	-	-	13,012	D	13,012
Registration fees, Institutional Class	-	-	9,521	D	9,521
Professional fees	22,235	46,929	(41,364	) B	27,800
Custodian fees	4,709	183	(1,012	) A	3,880
Trustees’ fees and expenses	15,643	14,924	(23,707	) B	6,860
Compliance fees and expenses	-	-	1,393	A	1,393
Other expenses	20,591	16,954	(31,662	) B	5,883
Total Expenses	1,384,114	964,836	(65,478)		2,283,472
Fees waived and/or expenses reimbursed
by the Advisor/Administrator	(950,678)	(189,294)	(220,828	) C	(1,360,800)
Net Expenses	433,436	775,542	(286,306)		922,672
Net Investment Income	6,036,624	726,920	286,306		7,049,850

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) from security transactions	(6,033,357)	575,395			(5,457,962)
Net capital gain distributions received from affiliated funds	-	884,546			884,546
Net change in unrealized appreciation/
depreciation on investments	11,897,944	(757,070)			11,140,874
Net Realized and Unrealized Gains on Investments	5,864,587	702,871			6,567,458

Change in Net Assets Resulting from Operations	$11,901,211	$1,429,791	$286,306		$13,617,308

A Based on differences in contractual expense agreements.
B Decrease due to the elimination of duplicate expenses achieved by merging
C Based on expense limitation agreement
D Reclassification of fund level expense to class level expense

Touchstone Strategic Trust
Touchstone Balanced Allocation Fund
Pro Forma Combining
Portfolio of Investments
As of January 31, 2012

	Fifth Third LifeModel Moderate Fund		Touchstone Balanced Allocation Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Balanced Allocation Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Investment in Affiliates - 99.9%

Fifth Third All Cap Value Fund (A)	790,720	$12,572,448	-	$-			790,720	$12,572,448
Fifth Third Disciplined Large Cap Value Fund (A)	2,161,773	23,282,302	-	-			2,161,773	23,282,302
Fifth Third Institutional Money Market Fund (A)	8,222,138	8,222,138	-	-			8,222,138	8,222,138
Fifth Third International Equity Fund (A)	2,532,806	18,362,841	-	-			2,532,806	18,362,841
Fifth Third Mid Cap Growth Fund * (A)	1,063,441	12,654,951	-	-			1,063,441	12,654,951
Fifth Third Quality Growth Fund * (A)	1,319,460	22,470,413	-	-			1,319,460	22,470,413
Fifth Third Short Term Bond Fund (A)	2,624,622	25,038,891	-	-			2,624,622	25,038,891
Fifth Third Small Cap Growth Fund * (A)	668,784	5,784,979	-	-			668,784	5,784,979
Fifth Third Small Cap Value Fund (A)	332,351	6,211,646	-	-			332,351	6,211,646
Fifth Third Strategic Income Fund (A)	1,119,877	11,803,500	-	-			1,119,877	11,803,500
Fifth Third Structured Large Cap Plus Fund (A)	1,750,222	22,647,875	-	-			1,750,222	22,647,875
Fifth Third Total Return Bond Fund (A)	6,974,636	65,631,326	-	-			6,974,636	65,631,326
Old Mutual Analytic U.S. Long/Short Fund	-	-	230,814	2,739,767			230,814	2,739,767
Old Mutual Barrow Hanley Core Bond Fund	-	-	1,244,781	13,269,364			1,244,781	13,269,364

	Fifth Third LifeModel Moderate Fund			Touchstone Balanced Allocation Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Balanced Allocation Fund
	Shares		Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Old Mutual Barrow Hanley Value Fund	-		-	1,021,510	6,731,753			1,021,510	6,731,753
Old Mutual Copper Rock Emerging Growth Fund *	-		-	166,894	1,916,695			166,894	1,916,695
Old Mutual Copper Rock International Small Cap Fund	-		-	110,324	1,180,471			110,324	1,180,471
Old Mutual Dwight Intermediate Fixed Income Fund	-		-	410,817	4,067,088			410,817	4,067,088
Old Mutual Dwight Short Term Fixed Income Fund	-		-	519,622	5,227,397			519,622	5,227,397
Old Mutual Focused Fund	-		-	205,973	4,543,756			205,973	4,543,756
Old Mutual Heitman REIT Fund	-		-	121,990	1,143,048			121,990	1,143,048
Old Mutual International Equity Fund	-		-	607,978	5,027,981			607,978	5,027,981
Old Mutual Large Cap Growth Fund	-		-	192,678	3,720,621			192,678	3,720,621
Old Mutual TS&W Mid-Cap Value Fund	-		-	599,737	5,193,723			599,737	5,193,723
Old Mutual TS&W Small Cap Value Fund *	-		-	168,418	2,985,152			168,418	2,985,152

Investment in Affiliates Total			$234,683,310		$57,746,816				$292,430,126

Money Market Fund - 0.2%
Old Mutual Cash Reserves Fund, Institutional Class, 0.00% (B)	-		-	577,954	577,954			577,954	577,954
Money Market Fund Total		$			$577,954				$577,954

Total Investment Securities - 100.1% (Cost $270,184,472)			$234,683,310		$58,324,770				$293,008,080

Liabilities in Excess of Other Assets - (0.1%)			$(148,398)		$(65,325)				$(213,723)

	Fifth Third LifeModel Moderate Fund		Touchstone Balanced Allocation Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Balanced Allocation Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Net Assets - 100.0%		$234,534,912		$58,259,445				$292,794,357

*	Non-income producing security.
(A)	— Investment is in Institutional Shares of underlying fund.
(B)	— The rate reported represents the 7-day effective yield as of January 31, 2012.

Pro Forma Financial Statements
Touchstone Strategic Trust
Touchstone Conservative Allocation Fund
Pro Forma Combining
Statement of Assets & Liabilities
As of January 31, 2012

	Fifth Third LifeModel Moderately Conservative Fund	Fifth Third LifeModel Conservative Fund	Touchstone Conservative Allocation Fund	Pro Forma Adjustments	Pro Forma Combined Touchstone Conservative Allocation Fund
Assets
Investments, at cost	$45,089,658	$38,567,059	$33,050,958		$116,707,675
Affiliated securities, at market value	48,909,789	39,610,481	36,274,219		124,794,489
Non-affiliated securities, at market value	-	-	-		-
Investments, at value	$48,909,789	$39,610,481	$36,274,219		$124,794,489
Cash	-	-	-		-
Dividends and interest receivable	9,808	7,745	52,592		70,145
Receivable for capital shares sold	106,207	13,064	53,050		172,321
Receivable from Investment Adviser	11,968	10,706	10,264		32,938
Other assets	36,218	32,443	3,846		72,507
Total Assets	49,073,990	39,674,439	36,393,971		125,142,400

Liabilities
Payable for capital shares redeemed	33,578	11,369	69,096		114,043

	Fifth Third LifeModel Moderately Conservative Fund	Fifth Third LifeModel Conservative Fund	Touchstone Conservative Allocation Fund	Pro Forma Adjustments	Pro Forma Combined Touchstone Conservative Allocation Fund
Payable for securities purchased	10,498	8,273	52,592		71,363
Payable to Advisor	-	-	5,590		5,590
Payable to other affiliates	-	-	2,794		2,794
Payable to Trustees	-	-	678		678
Payable for Distribution & Service Fees	6,115	4,014	4,028		14,157
Other accrued expenses and liabilities	18,636	13,717	15,016		47,369
Total Liabilities	68,827	37,373	149,794		255,994

Net Assets	$49,005,163	$39,637,066	$36,244,177		$124,886,406

Net assets consist of:
Paid-in capital	$52,462,890	$42,670,110	$36,171,771		$131,304,771
Accumulated net investment income	47,629	54,753	(37,208)		65,174
Accumulated net realized gains (losses) on investments	(7,325,487)	(4,131,219)	(3,113,647)		(14,570,353)
Net unrealized appreciation (depreciation) on investments	3,820,131	1,043,422	3,223,261		8,086,814
Net Assets	$49,005,163	$39,637,066	$36,244,177		$124,886,406

Pricing of Class A Shares

	Fifth Third LifeModel Moderately Conservative Fund		Fifth Third LifeModel Conservative Fund		Touchstone Conservative Allocation Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Conservative Allocation Fund
Net assets attributable to Class A shares	$14,713,755		$9,751,481		$9,248,288		$4,322,729	****	$38,036,253
Shares of beneficial interest outstanding	1,492,284	(A)	986,265	(A)	856,825	(B)	188,566	****(C)	3,523,940
Net asset value and redemption price per share	$9.86		$9.89		$10.79				$10.79
Maximum offering price per share	$10.38	**	$10.41	**	$11.45				$11.45

Pricing of Class B Shares
Net assets attributable to Class B shares	$2,749,132		$1,573,597		$-		$(4,322,729	)****	$-
Shares of beneficial interest outstanding	279,892	(A)	159,670	(A)	-		(439,562	)****	-
Net asset value, offering price and redemption price per share*	$9.82		$9.86		$-				$-

Pricing of Class C Shares
Net assets attributable to Class C shares	$988,679		$749,599		$18,864,229				$20,602,507
Shares of beneficial interest outstanding	100,614	(A)	75,960	(A)	1,756,807	(B)	(14,690	) (C)	1,918,691
Net asset value, offering price and redemption price per share*	$9.83		$9.87		$10.74				$10.74

Pricing of Class Y Shares ***
Net assets attributable to Class Y shares	$30,553,597		$27,562,389		$1,899,774				$60,015,760

	Fifth Third LifeModel Moderately Conservative Fund		Fifth Third LifeModel Conservative Fund		Touchstone Conservative Allocation Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Conservative Allocation Fund
Shares of beneficial interest outstanding	3,093,221	(A)	2,781,380	(A)	175,921	(B)	(493,002	) (C)	5,557,520
Net asset value, offering price and redemption price per share	$9.88		$9.91		$10.80				$10.80

Pricing of Institutional Class Shares
Net assets attributable to Institutional Class shares	$-		$-		$6,231,886				$6,231,886
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	-		-		576,580				576,580
Net asset value, offering price and redemption price per share	$-		$-		$10.81				$10.81

(A) Unlimited number of shares authorized, par value of $.001
(B) Unlimited number of shares authorized, no par value
(C) Reflects the capitalization adjustments due to the change in par value per share of the newly issues shares and giving effect to issuance of shares of Touchstone Conservative Allocation Fund to the Fifth Third LifeModel Moderately Conservative Fund and Fifth Third LifeModel Conservative Fund shareholders as if the reorganization had taken place on January 31, 2012.

* Redemption price per share varies by length of time shares are held.
** Maximum offering price per share is equal to net asset value/95.00%
*** Fifth Third LifeModel Moderately Conservative and Fifth Third LifeModel Conservative Fund Institutional shares will convert to Touchstone Conservative Allocation Fund Y shares.
**** Fifth Third LifeModel Moderately Conservative Fund and Fifth Third LifeModel Conservative Fund B shares will convert to Touchstone Conservative Allocation Fund A shares.

Touchstone Strategic Trust
Touchstone Conservative Allocation Fund
Pro Forma Combining
Statement of Operations
For the Twelve Months Ending January 31, 2012 (Unaudited)

	Fifth Third LifeModel Moderately Conservative Fund	Fifth Third LifeModel Conservative Fund	Touchstone Conservative Allocation Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Conservative Allocation Fund

Investment Income

Dividends from affiliated securities	$1,539,183	$1,321,758	$1,061,428			$3,922,369

Total Investment Income	1,539,183	1,321,758	1,061,428			3,922,369

Expenses

Investment advisory fees	80,206	58,089	73,193	46,406	A	257,894

Distribution expenses, Class A	35,699	23,958	-	38,809	A	98,466

Distribution expenses, Class B	44,357	22,573	-	(66,930)	A	-

Distribution expenses, Class C	7,274	6,182	149,054	54,171	A	216,681

Service expenses, Class A	-	-	21,960	(21,960)	A	-

Service expenses, Class C	2,425	2,061	49,685	(54,171)	A	-

Administration fees	92,983	67,334	36,596	50,666	A	247,579

Accounting fees	60,825	60,803	-	(121,628)	A	-

	Fifth Third LifeModel Moderately Conservative Fund	Fifth Third LifeModel Conservative Fund	Touchstone Conservative Allocation Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Conservative Allocation Fund

Transfer Agent fees	37,972	20,838	43,794	(102,604)	D	-

Transfer Agent fees, Class A	-	-	-	79,488	D	79,488

Transfer Agent fees, Class C	-	-	-	22,179	D	22,179

Transfer Agent fees, Class Y	-	-	-	8,361	D	8,361

Transfer Agent fees, Institutional Class	-	-	-	108	D	108

Reports to shareholders	10,114	7,826	9,023	(26,963)	D	-

Reports to shareholders, Class A	-	-	-	6,550	D	6,550

Reports to shareholders, Class C	-	-	-	7,071	D	7,071

Reports to shareholders, Class Y	-	-	-	6,172	D	6,172

Reports to shareholders, Institutional Class	-	-	-	6,082	D	6,082

Registration fees	39,595	39,549	51,781	(130,925)	D	-

Registration fees, Class A	-	-	-	16,105	D	16,105

Registration fees, Class C	-	-	-	15,897	D	15,897

Registration fees, Class Y	-	-	-	13,122	D	13,122

Registration fees, Institutional Class	-	-	-	10,006	D	10,006

Professional fees	16,787	16,260	27,348	(39,259)	B	21,136

Custodian fees	2,358	1,774	172	(2,692)	A	1,612

Trustees’ fees and expenses	3,415	2,445	8,713	(7,802)	B	6,771

Compliance fees and expenses	-	-	-	1,393	A	1,393

	Fifth Third LifeModel Moderately Conservative Fund	Fifth Third LifeModel Conservative Fund	Touchstone Conservative Allocation Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Conservative Allocation Fund

Other expenses	5,998	4,516	11,654	(17,543)	B	4,625

Total Expenses	440,008	334,208	482,973	(209,891)		1,047,298
Fees waived and/or expenses reimbursed by the Advisor/Administrator	(307,478)	(248,455)	(130,527)	62,303	C	(624,157)

Net Expenses	132,530	85,753	352,446	(147,588)		423,141

Net Investment Income	1,406,653	1,236,005	708,982	147,588		3,499,228

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) from security transactions	(603,504)	(250,554)	121,391			(732,667)
Net capital gain distributions received from affiliated funds	-	-	509,473			509,473

Net change in unrealized appreciation/ depreciation on investments	1,980,479	1,439,202	(206,168)			3,213,513
Net Realized and Unrealized Gains on Investments	1,376,975	1,188,648	424,696			2,990,319

Change in Net Assets Resulting from Operations	$2,783,628	$2,424,653	$1,133,678	$147,588		$6,489,547

A Based on differences in contractual expense agreements
B Decrease due to the elimination of duplicate expenses achieved by merging
C Based on expense limitation agreement
D Reclassification of fund level expense to class level expense

Touchstone Funds Strategic Trust
Touchstone Conservative Allocation Fund
Pro Forma Combining
Portfolio of Investments
As of January 31, 2012

	Fifth Third LifeModel Moderately Conservative Fund		Fifth Third LifeModel Conservative Fund		Touchstone Conservative Allocation Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Conservative Allocation Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Investment in Affiliates - 99.6%

Fifth Third All Cap Value Fund (A)	123,551	$1,964,457	54,103	$860,230	-	$-			177,654	$2,824,687
Fifth Third Disciplined Large Cap Value Fund (A)	340,205	3,664,011	144,107	1,552,032	-	-			484,312	5,216,043
Fifth Third Institutional Money Market Fund (A)	2,094,901	2,094,901	2,363,126	2,363,126	-	-			4,458,027	4,458,027
Fifth Third International Equity Fund (A)	433,480	3,142,730	172,862	1,253,247	-	-			606,342	4,395,977
Fifth Third Mid Cap Growth Fund * (A)	163,443	1,944,966	71,606	852,112	-	-			235,049	2,797,078
Fifth Third Quality Growth Fund * (A)	223,133	3,799,960	92,558	1,576,261	-	-			315,691	5,376,221
Fifth Third Short Term Bond Fund (A)	692,222	6,603,795	743,567	7,093,630	-	-			1,435,789	13,697,425
Fifth Third Small Cap Growth Fund * (A)	124,114	1,073,587	44,756	387,139	-	-			168,870	1,460,726
Fifth Third Small Cap Value Fund (A)	61,725	1,153,633	21,661	404,851	-	-			83,386	1,558,484
Fifth Third Strategic Income Fund (A)	237,939	2,507,881	187,614	1,977,455	-	-			425,453	4,485,336
Fifth Third Structured Large Cap Plus Fund (A)	273,601	3,540,393	111,455	1,442,222	-	-			385,056	4,982,615
Fifth Third Total Return Bond Fund (A)	1,851,166	17,419,475	2,109,264	19,848,176	-	-			3,960,430	37,267,651
Old Mutual Analytic U.S. Long/Short Fund	-	-	-	-	67,741	804,090			67,741	804,090
Old Mutual Barrow Hanley Core Bond Fund	-	-	-	-	1,319,612	14,067,065			1,319,612	14,067,065
Old Mutual Barrow Hanley Value Fund	-	-	-	-	286,872	1,890,486			286,872	1,890,486
Old Mutual Copper Rock	-	-	-	-	75,298	864,756			75,298	864,756

	Fifth Third LifeModel Moderately Conservative Fund		Fifth Third LifeModel Conservative Fund		Touchstone Conservative Allocation Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Conservative Allocation Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Emerging Growth Fund *
Old Mutual Dwight Intermediate Fixed Income Fund	-	-	-	-	500,741	4,957,333			500,741	4,957,333
Old Mutual Dwight Short Term Fixed Income Fund	-	-	-	-	640,895	6,447,406			640,895	6,447,406
Old Mutual Focused Fund	-	-	-	-	65,907	1,453,915			65,907	1,453,915
Old Mutual International Equity Fund	-	-	-	-	233,363	1,929,914			233,363	1,929,914
Old Mutual Large Cap Growth Fund	-	-	-	-	59,538	1,149,671			59,538	1,149,671
Old Mutual TS&W Mid-Cap Value Fund	-	-	-	-	266,718	2,309,779			266,718	2,309,779
Old Mutual TS&W Small Value Cap Fund *	-	-	-	-	1,230	21,807			1,230	21,807

Investment in Affiliates Total		$48,909,789		$39,610,481		$35,896,222				$124,416,492

Money Market Fund - 0.3%
Old Mutual Cash Reserves Fund, Institutional Class, 0.00% (B)	-	-	-	-	377,997	377,997			377,997	377,997
Money Market Fund Total		$-		$-		$377,997				$377,997

Total Investment Securities - 99.9% (Cost $116,707,675)		$48,909,789		$39,610,481		$36,274,219				$124,794,489

Other Assets in Excess of Liabilities - 0.1%		$95,374		$26,585		$(30,042)				$91,917

Net Assets - 100.0%		$49,005,163		$39,637,066		$36,244,177				$124,886,406
* Non-income producing security.
(A) — Investment is in Institutional Shares of underlying fund.
(B) — The rate reported represents the 7-day effective yield as of January 31, 2012.

TOUCHSTONE STRATEGIC TRUST

Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund

Pro Forma Notes To Combining Financial Statements
January 31, 2012
(Unaudited)

DESCRIPTION OF THE FUNDS

The acquiring funds, Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund (the “Acquiring Funds”), are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company portfolios.  The Acquiring Funds, as of January 31, 2012, consisted of the share classes listed below:

Trust	Funds	Classes
Touchstone Strategic Trust	Touchstone Conservative Allocation Fund	A, C, Y, and Institutional
Touchstone Strategic Trust	Touchstone Balanced Allocation Fund	A, C, Y, and Institutional
Touchstone Strategic Trust	Touchstone Moderate Growth Allocation Fund	A, C, Y, and Institutional
Touchstone Strategic Trust	Touchstone Growth Allocation Fund	A, C, Y, and Institutional

The target funds, LifeModel Moderately Conservative Fund, LifeModel Conservative Fund, LifeModel Moderate Fund, LifeModel Moderately Aggressive Fund, and LifeModel Aggressive Fund (the “Target Funds”), are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company portfolios.  The Target Funds, as of January 31, 2012, consisted of the share classes listed below:

Trust	Funds	Classes
Fifth Third Funds	LifeModel Moderately Conservative Fund	A, B, C, and Institutional
Fifth Third Funds	LifeModel Conservative Fund	A, B, C, and Institutional
Fifth Third Funds	LifeModel Moderate Fund	A, B, C, and Institutional
Fifth Third Funds	LifeModel Moderately Aggressive Fund	A, B, C, and Institutional
Fifth Third Funds	LifeModel Aggressive Fund	A, B, C, and Institutional

BASIS OF COMBINATION

The accompanying unaudited pro forma financial statements are presented to show the effect of the transfer of assets and liabilities of the Target Funds in exchange for shares of the Acquiring Funds (for purposes of maintaining the financial statements and performance).

Under the terms of the Plan of Reorganization, the combination of the Acquiring Funds and the Target Funds will be accounted for by the method of accounting for tax-free mergers of investment companies. The statement of assets and liabilities and the related statement of operations of the Acquiring Funds and the Target Funds have been combined as of and for twelve months ended January 31, 2012. In accordance with U.S. generally accepted accounting principles (“GAAP”), the historical cost of investment securities will be carried forward to the Acquiring Funds and the results of operations for pre-combination periods of the Acquiring Funds will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Funds and the Target Funds included in their respective annual reports in the chart listed below:

Trust	Funds	Annual Report Date
Touchstone Strategic Trust	Touchstone Conservative Allocation Fund	July 31, 2011
Touchstone Strategic Trust	Touchstone Balanced Allocation Fund	July 31, 2011
Touchstone Strategic Trust	Touchstone Moderate Growth Allocation Fund	July 31, 2011
Touchstone Strategic Trust	Touchstone Growth Allocation Fund	July 31, 2011
Fifth Third Funds	LifeModel Moderately Conservative Fund	July 31, 2011
Fifth Third Funds	LifeModel Conservative Fund	July 31, 2011
Fifth Third Funds	LifeModel Moderate Fund	July 31, 2011
Fifth Third Funds	LifeModel Moderately Aggressive Fund	July 31, 2011
Fifth Third Funds	LifeModel Aggressive Fund	July 31, 2011

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Target Funds by the Acquiring Funds had taken place as of January 31, 2012.

PORTFOLIO VALUATION

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

CAPITAL SHARES

Touchstone Strategic Trust - Conservative Allocation Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Combination
Class A	856,825	2,667,115	3,523,940
Class C	1,756,807	161,884	1,918,691
Class Y *	175,921	5,381,599	5,557,520
Institutional	576,580	-	576,580

* Institutional Class of Target Fund

Touchstone Strategic Trust - Balanced Allocation Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Combination
Class A	991,074	4,202,912	5,193,986
Class C	4,172,507	231,194	4,403,701
Class Y *	165,174	16,969,774	17,134,948
Institutional	2,641	-	2,641

* Institutional Class of Target Fund

Touchstone Strategic Trust - Growth Allocation Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Combination
Class A	1,077,721	2,301,127	3,378,848
Class C	2,611,320	90,881	2,702,201
Class Y *	134,704	6,416,188	6,550,892
Institutional	1,222	-	1,222

* Institutional Class of Target Fund

Touchstone Strategic Trust - Moderate Growth Allocation Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Combination
Class A	1,521,120	6,105,916	7,627,036
Class C	4,933,239	255,524	5,188,763
Class Y *	109,701	8,693,032	8,802,733
Institutional	719	-	719

* Institutional Class of Target Fund

ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). After the acquisition, each Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders.  By complying with the requirements of the applicable sections of the Code to be a regulated investment company, generally, each Fund will not be subject to federal income tax at the fund level on income and gains from investments that are distributed to its shareholders. However, the shareholders will be subject to tax on the distributions.

The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined Fund.

SUBSEQUENT EVENTS

On April 16, 2012, pursuant to an agreement and plan of reorganization, the assets and liabilities of each of the series of Old Mutual Funds I (the “Predecessor Funds”), as indicated in the chart below, were transferred to the corresponding series of Touchstone Strategic Trust, as indicated in the chart below.  Each of the Acquiring Funds adopted the financial statements and financial history of the corresponding Predecessor Fund.

Predecessor Funds	Acquiring Funds
Old Mutual Asset Allocation Balanced Portfolio	Touchstone Balanced Allocation Fund
Old Mutual Asset Allocation Conservative Portfolio	Touchstone Conservative Allocation Fund
Old Mutual Asset Allocation Growth Portfolio	Touchstone Growth Allocation Fund
Old Mutual Asset Allocation Moderate Growth Portfolio	Touchstone Moderate Growth Allocation Fund

Part B
STATEMENT OF ADDITIONAL INFORMATION
[_________], 2012

to the
Registration Statement on Form N-14 Filed by:

Touchstone Strategic Trust
On behalf of:

	Class A	Class C	Class Y
Touchstone Micro Cap Value Fund	MXCAX	MXCSX	MXAIX
Touchstone Small Company Value Fund	FTVAX	FTVCX	FTVIX
Touchstone International Value Fund	FSIEX	FTECX	FIEIX
Touchstone Strategic Income Fund	FFSAX	FRACX	MXIIX

303 Broadway, Suite 1100
Cincinnati, OH  45202
1-800-543-0407

Relating to the [September 5], 2012 Joint Special Meetings of Shareholders of the following Fifth Third Funds:

	Class A	Class B	Class C	Institutional Class
Fifth Third Micro Cap Value Fund	MXCAX	MXCBX	MXCSX	MXAIX
Fifth Third Small Cap Value Fund	FTVAX	FTVBX	FTVCX	FTVIX
Fifth Third International Equity Fund	FSIEX	FBIEX	FTECX	FIEIX
Fifth Third Strategic Income Fund	FFSAX	FFSBX	FRACX	MXIIX

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated [_____], 2012, relating specifically to the Joint Special Meetings of Shareholders of each of the Fifth Third Funds listed above, to be held on [September 5], 2012 (the “Prospectus/Proxy Statement”).  A copy of the Prospectus/Proxy Statement may be obtained at no charge by calling Fifth Third Funds at 800-282-5706, or by writing to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043.

1

2

GENERAL INFORMATION

This Statement of Additional Information relates to the proposed (a) transfer of all of the assets and the liabilities of each “Acquired Fund,” as identified below, to the corresponding “Acquiring Fund,” in exchange for shares of a corresponding class of the Acquiring Fund; (b) pro-rata distribution of such shares to the corresponding class to the shareholders of the Acquired Fund; and (c) liquidation and termination of the Acquired Fund.

Acquired Fund	Acquiring Funds
Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund
Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund
Fifth Third International Equity Fund	Touchstone International Value Fund
Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund

Each Acquired Fund is a series of Fifth Third Funds and each Acquiring Fund is a series of Touchstone Strategic Trust.  Further information is included in the Prospectus/Proxy Statement and in the documents listed below, which are incorporated by reference into this Statement of Additional Information.

Incorporation of Documents by Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

1.
Statement of Additional Information of Fifth Third Funds, with respect to Fifth Third Micro Cap Value Fund, Fifth Third Small Cap Value Fund, Fifth Third International Equity Fund and Fifth Third Strategic Income Fund, dated November 23, 2011 (filed via EDGAR on December 12, 2011, Accession No. 0001209286-11-000917).

2.
The audited financial statements and related report of the independent registered public accounting firm included in the Annual Report to Shareholders of Fifth Third Funds for the fiscal year ended July 31, 2011, with respect to Fifth Third Micro Cap Value Fund, Fifth Third Small Cap Value Fund, Fifth Third International Equity Fund and Fifth Third Strategic Income Fund (filed via EDGAR on September 30, 2011, Accession No. 0001209286-11-000711).

3.
The unaudited financial statements included in the Semi-Annual Report to Shareholders of Fifth Third Funds for the fiscal period ended January 31, 2012, with respect to Fifth Third Micro Cap Value Fund, Fifth Third Small Cap Value Fund, Fifth Third International Equity Fund and Fifth Third Strategic Income Fund (filed via EDGAR on April 9, 2012, Accession No. 0001534424-12-000023).

PRO FORMA FINANCIAL STATEMENTS

Pro forma financial information has not been prepared for each Reorganization because each Acquired Fund is being reorganized into a newly organized series with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the corresponding Acquired Fund. Each Acquiring Fund will adopt the financial statements and financial history of the corresponding Acquired Fund upon the consummation of the Reorganization.

3

APPENDIX A: ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

THE TRUST

Touchstone Strategic Trust (the “Trust”), an open-end management investment company, was organized as a Massachusetts business trust on November 18, 1982.  This Appendix A relates to the Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund (each a “Fund” and collectively, the “Funds”).  Each Fund is a diversified open-end management investment company.

Touchstone Advisors, Inc. (the “Advisor”) is the investment manager and administrator for each Fund.  The Advisor has selected a sub-advisor(s) (individually, a “Sub-Advisor,” collectively, the “Sub-Advisors”) to manage, on a daily basis, the assets of each Fund.  The Advisor has sub-contracted certain administrative and accounting services to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”). Touchstone Securities, Inc. (the “Distributor”) is the principal distributor of the Funds’ shares.  The Distributor is an affiliate of the Advisor.

Shares of each Fund have equal voting rights and liquidation rights.  Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940, as amended (the “1940 Act”) or otherwise.  Each class of shares of a Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The Trust does not normally hold annual meetings of shareholders.  The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.  The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trust.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected.  In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund.  Expenses attributable to any Fund are borne by that Fund.  Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders.  No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Class A shares, Class C shares, Class Y shares, and Institutional shares, of a Fund represent an interest in the same assets of such Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different (or no) distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (v) certain classes offer different features and services to shareholders and may have different investment minimums.  The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership.

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However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred.  In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.  Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.  As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations.  Management believes that, in view of the above, the risk of personal liability is remote.

History of the Funds

It is currently contemplated that before each Fund identified below commences operations, the assets of the corresponding Predecessor Fund identified below will be transferred to the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a “Reorganization”) between the Trust, on behalf of the Funds, and Fifth Third Funds, on behalf of the Predecessor Funds.  Each Reorganization is expected to occur on or around [September 10, 2012.]  As a result of each Reorganization, the performance and accounting history of each Predecessor Fund will be assumed by its corresponding Fund.  Financial and performance information included herein is that of the Predecessor Funds.

Predecessor Funds	Funds
Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund
Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund
Fifth Third International Equity Fund	Touchstone International Value Fund
Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS

Each Fund’s principal investment strategies and principal risks are described in Exhibit D to the Prospectus/Proxy Statement.  The following supplements the information contained in Exhibit D to the Prospectus/Proxy Statement concerning each Fund’s principal investment strategies and principal risks.  In addition, although not principal strategies of the Funds, the Funds may invest in other types of securities and engage in other investment practices as described in Exhibit D to the Prospectus/Proxy Statement or in this SAI.  Unless otherwise indicated, each Fund is permitted to invest in each of the investments listed below, or engage in each of the investment techniques listed below consistent with the Fund’s investment goals, policies and strategies.  The investment limitations below are considered to be non-fundamental policies which may be changed at any time by a vote of the Fund’s Board of Trustees, unless designated as a “Fundamental” policy.  In addition, any stated percentage limitations are measured at the time of the purchase of a security.

ADRs, ADSs, GDRs, EDRs and CDRs

American Depositary Receipts (“ADRs”) and American Depositary Shares (“ADSs”) are U.S. dollar-denominated receipts typically issued by domestic banks or trust companies that represent the deposit with those entities of securities of a foreign issuer.  They are publicly traded on exchanges or over-the-counter in the United States.  European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”), and Global Depositary Receipts (“GDRs”) may also be purchased by the Funds. EDRs, CDRs and GDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities.  Certain institutions issuing ADRs, ADSs, GDRs or EDRs may not be sponsored by the issuer of the underlying foreign securities.  A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer of the underlying foreign securities.  Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility.  The Depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

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Bear Funds

The Funds may invest in bear funds. Bear funds are designed to allow investors to speculate on anticipated decreases in the S&P 500® Index or to hedge an existing portfolio of securities or mutual fund shares.  Due to the nature of bear funds, investors could experience substantial losses during sustained periods of rising equity prices. This is the opposite result expected of investing in a traditional equity mutual fund in a generally rising stock market. Bear funds employ certain investment techniques, including engaging in short sales and in certain transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes. Using these techniques, bear funds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the fund terminates the position. Bear funds will generally realize a gain if the underlying security or index declines in price between those dates. The amount of any gain or loss on an investment technique may be affected by any premium or amounts in lieu of dividends or interest that the funds pay or receive as the result of the transaction.

Borrowing

Borrowing may exaggerate changes in the net asset value of a Fund’s shares and in the return on the Fund’s portfolio.  Although the principal of any borrowing will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing.  The Funds may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings.  In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate.  These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.  The Funds have adopted fundamental limitations which restrict circumstances in which and degree to which the Funds can engage in borrowing. See the section entitled “Investment Limitations,” below.

Business Development Companies

Business development companies (“BDCs”) are a type of closed-end fund regulated under the 1940 Act. BDCs are publicly-traded mezzanine/private equity funds that typically invest in and lend to small and medium-sized private companies that may not have access to public equity markets for capital raising. BDCs are unique in that at least 70% of their investments must be made to private U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. BDCs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the “IRC”). BDCs have expenses associated with their operations. Accordingly, the Fund will indirectly bear its proportionate share of any management and other expenses, and of any performance based fees, charged by the BDCs in which it invests.

Investments in BDCs are subject to various risks, including management’s ability to meet the BDC’s investment objective, and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount to their net asset value.

Canadian Income Trusts

Canadian Income Trusts are a qualified income trust as designated by the Canada Revenue Agency that operates as a profit-seeking corporation. This type of income trust, which pays out all earnings to unit holders before paying taxes, is usually traded publicly on a securities exchange. Canadian income trusts enjoy special corporate tax privileges.

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Common Stocks

Common stocks are securities that represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the board of directors of the issuing company.

Convertible Securities

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

A synthetic convertible security is a combination investment in which a Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords a shareholder the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security’s underlying common stock.  A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics and other factors.  Because a Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with a Fund’s synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade.  However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities.  Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing “time value” as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss.  The market price of the option component generally reflects these differences in maturities, and the Advisor and applicable sub-advisor take such differences into account when evaluating such positions.  When a synthetic convertible position “matures” because of the expiration of the associated option, a Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer.  If a Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

Corporate Bonds

Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion.  In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

Custody Receipts

The Funds may invest in custody receipts that represent corporate debt securities. Custody receipts, such as Morgan Stanley TRACERs, are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. Generally the sponsor will then sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool, and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool, for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.

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Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which, in the case of the Funds, are corporate debt securities. Additionally, custody receipts may be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

Equity-Linked Notes

A Fund may purchase equity-linked notes (“ELNs”).  The principal or coupon payment on an ELN is linked to the performance of an underlying security or index.  ELNs may be used, among other things, to provide a Fund with exposure to international markets while providing a mechanism to reduce foreign tax or regulatory restrictions imposed on foreign investors.  The risks associated with purchasing ELNs include the creditworthiness of the issuer and the risk of counterparty default.  Further, a Fund’s ability to dispose of an ELN will depend on the availability of liquid markets in the instruments.  The purchase and sale of an ELN is also subject to the risks regarding adverse market movements, possible intervention by governmental authorities, and the effects of other political and economic events.

Equity-Linked Warrants

Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds.

Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar denominated and priced daily on several international stock exchanges.

Eurobonds

A Eurobond is a bond denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Eurobonds may be issued by government or corporate issuers, and are typically underwritten by banks and brokerage firms from numerous countries. While Eurobonds typically pay principal and interest in Eurodollars (U.S. dollars held in banks outside of the United States), they may pay principal and interest in other currencies.

Exchange Traded Funds

The Funds may invest in shares of various exchange traded funds (“ETFs”), including exchange-traded index and bond funds and ETFs listed on U.S. and foreign exchanges.  ETFs represent shares of ownership in either mutual funds, unit investment trusts, or depositary receipts that hold portfolios of common stocks which closely track the performance and dividend yield of specific indices, either broad market, sector or international. ETFs allow an investor to buy or sell an entire portfolio of stocks in a single security which is priced and can be bought and sold throughout the trading day. A Fund could purchase an ETF to gain exposure to a portion of the U.S. or foreign market, or while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees and other fees and expenses that are incurred directly by the Fund that increase their costs versus the costs of owning the underlying securities directly.  Also, although ETFs often seek to provide investment results that correspond generally to the price and yield performance of a particular market index, the price movement of an ETF may not track the underlying index.

For hedging or other purposes, each Fund may invest in ETFs that seek to track the composition and/or performance of specific indices or portions of specific indices. Certain ETFs are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of ETFs include SPDRs(R), Select Sector SPDRs(R), DIAMONDS(SM), NASDAQ 100 Shares, and iShares.

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Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, registered investment companies are permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) provided such ETF has been granted an exemptive order by the U.S. Securities and Exchange Commission (“SEC”) and subject to certain terms and conditions imposed by such exemptive order issued to such ETFs, including that such investment companies enter into an agreement with such ETF. The Funds may enter into such agreements.

Foreign Currency Risk

A Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets.  Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.  Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price.

While a Fund’s net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to gain exposure to currencies underlying various securities or financial instruments held in the Fund, manage foreign currency exposure and/or as a hedge against possible variations in foreign exchange rates.  The Funds may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position.  Each sub-advisor believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in each of the Funds’ best interest to do so.  These contracts may be bought or sold to protect the Funds, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Funds also may invest in foreign currency futures and in options on currencies. A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund’s securities denominated in such foreign currency.

In addition, the Funds may engage in cross-hedging. Cross-hedging involves the use of forward contracts to shift currency exposure from one non-U.S. dollar currency to another non-U.S. dollar currency. An example would be where the Fund were overweight securities denominated in Sterling and the portfolio manager wished to bring that segment’s currency weighting back within the parameters of the index. In this case, the portfolio manager would sell Sterling and buy the Euro using forward contracts. Crosshedging will only be done relative to an established index and will not exceed 50% of a Fund’s net assets.

Currency hedging may also be accomplished through “proxy hedging,” which is defined as entering into a position in one currency to hedge investments denominated in another currency, where two currencies are economically linked or otherwise correlated.

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By entering into forward foreign currency contracts, a Fund will seek to protect the value of its investment securities against a decline in the value of a currency. However, these forward foreign currency contracts will not eliminate fluctuations in the underlying prices of the securities. Rather, they simply establish a rate of exchange which one can obtain at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. At the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may realize a gain or loss from currency transactions.

When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

Also, when a Fund’s sub-advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward foreign currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars. A Fund will place assets in a segregated account or otherwise earmark assets as cover to assure that its obligations under forward foreign currency contracts are covered.

Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.  In addition, a Fund will only sell covered futures contracts, which means that the Fund segregates or otherwise earmarks assets equal to the amount of the obligations, and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges.  Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.” Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as “marking to market”). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

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There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices.  Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return.  In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise earmark assets as cover.  Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

Guaranteed Investment Contracts

The Funds may make investments in obligations issued by highly rated U.S. insurance companies, such as guaranteed investment contracts and similar funding agreements (collectively “GICs”).  A GIC is a general obligation of the issuing insurance company and not a separate account.  Under these contracts, a Fund makes cash contributions to a deposit fund of the insurance company’s general account.  The insurance company then credits to the Fund on a monthly basis guaranteed interest that is based on an index.  The GICs provide that this guaranteed interest will not be less than a certain minimum rate.  GIC investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities

Subject to the limitations in the 1940 Act, the Funds may invest in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund’s books.

Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities.  Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses.  As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.  Because these types of securities are thinly traded, if at all, and market prices for these types of securities are generally not readily available, a Fund typically determines the price for these types of securities in good faith in accordance with policies and procedures adopted by the Board of Trustees.  Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund, or less than what may be considered the fair value of such securities.  Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration.

In addition, the Funds believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, “special situations”) could enhance the Funds’ capital appreciation potential.  To the extent these investments are deemed illiquid, the Funds’ investment in them will be consistent with their applicable restriction on investment in illiquid securities.  Investments in special situations and certain other instruments may be liquid, as determined by the Funds’ Advisor and/or sub-advisors based on criteria approved by the Board of Trustees.

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Inflation-Protected Debt Securities

A Fund may invest in inflation-protected debt securities or inflation-indexed bonds.  Inflation-protected debt securities or inflation-indexed bonds include securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation-Protected Securities (“TIPS”), as well as securities issued by other entities such as corporations, municipalities, foreign governments and foreign issuers.  Typically, such securities are structured as fixed income securities whose value is periodically adjusted according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-indexed bonds that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.  Other types of inflation-indexed bonds exist which use an inflation index other than the CPI.

Inflation-indexed bonds issued by the U.S. Treasury, such as TIPS, have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate.  A Fund may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds.  In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While inflation-indexed bonds are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.  Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though the holder does not receive its principal until maturity.  See “Taxes” for more information.

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Initial Public Offerings (“IPOs”)

Due to the typically small size of the IPO allocation available to the Funds and the nature and market capitalization of the companies involved in IPOs, a Fund’s Advisor and/or Sub-Advisors will often purchase IPO shares that would qualify as a permissible investment for a Fund but will, instead, decide to allocate those IPO purchases to other funds they advise. Any such allocation will be done on a non-discriminatory basis.  Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time.  This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs.  By selling shares of an IPO, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.

Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.  Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain.  These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions.  They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital.  They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals.  Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Interests in Publicly Traded Limited Partnerships

Interests in publicly traded limited partnerships (limited partnership interests or units) represent equity interests in the assets and earnings of the partnership’s trade or business.  Unlike common stock in a corporation, limited partnership interests have limited or no voting rights.  However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests.  In addition, limited partnership interests are subject to risks not present in common stock.  For example, interest income generated from limited partnerships deemed not to be “publicly traded” may not be considered “qualifying income” under the IRC and may trigger adverse tax consequences (please refer to the “Taxes” section of this SAI for a discussion of relevant tax risks).  Also, since publicly traded limited partnerships are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock.  Also, because of the difference in organizational structure, the fair value of limited partnership units in a Fund’s portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the partnership.  Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership.  Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes.  In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.

Investment Company Shares

The Funds may invest in investment company securities issued by open-end and closed-end investment companies, including ETFs.  Such investments are subject to limitations prescribed by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC.  The 1940 Act limitations currently provide, in part, that the Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Fund’s total assets would be invested in the aggregate in all investment companies. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund.  A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses.

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The Advisor has received an exemptive order from the SEC that permits the funds it manages to invest their uninvested cash or cash collateral in one or more affiliated money market funds.  Each Fund (subject to its investment limitations) may invest up to 25% of its total assets in affiliated money market funds.  See also “Investment Limitations” and “Exchange Traded Funds.”

The shares of closed-end investment companies will generally be exchange-traded and are not redeemable. Closed-end fund shares often trade at a substantial discount (or premium) from their net asset value (“NAV”). Therefore, there can be no assurance that a share of a closed-end fund, when sold, will be sold at a price that approximates its NAV.  The Funds may also invest in closed-end investment companies in transactions not involving a public offering. These shares will be “restricted securities” and a Fund may be required to hold such shares until the closed-end fund’s termination unless redeemed earlier.

Leveraging

Leveraging a Fund through borrowing or other means creates an opportunity for increased net income, but, at the same time, creates special risk considerations.  For example, leveraging may exaggerate changes in the net asset value of a Fund’s shares and in the yield on the Fund’s portfolio.  Although the principal amount of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  Leveraging creates interest expenses for a Fund which could exceed the income from the assets retained.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest that a Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used.  Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced.

Because the SEC staff believes that, among other transactions, reverse repurchase agreements and dollar roll transactions are collateralized borrowings, the SEC staff believes that they create leverage. The requirement that such transactions be fully collateralized by assets segregated by the Funds’ custodian or otherwise subject to “covering” techniques imposes a practical limit on the leverage these transactions create.

Loan Participation Notes

The Funds may invest in loan participation notes.  A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less.  Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion.  When purchasing such instruments, the Fund may assume the credit risks associated with the original bank lender as well as the credit risks associated with the borrower.  Investments in loan participations present the possibility that the Fund could be held liable as a co-lender under emerging legal theories of lender liability.  In addition, if the loan is foreclosed, the Fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral.  Loan participations are generally not rated by major rating agencies and may not be protected by securities laws.  Also, loan participations are generally considered to be illiquid and are therefore subject to the Fund’s limitation on illiquid securities.

Lower-Rated Securities

A Fund may invest in lower-rated bonds commonly referred to as “junk bonds” or high-yield/high-risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by a nationally recognized statistical rating organization (NRSRO). Such obligations are speculative and may be in default.  There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by a Fund. Lower-rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates.  The market values of fixed-income securities tend to vary inversely with the level of interest rates.  Yields and market values of high-yield securities will fluctuate over time, reflecting not only changing interest rates but the market’s perception of credit quality and the outlook for economic growth.  When economic conditions appear to be deteriorating, medium to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing

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interest rates.  Investors should carefully consider the relative risks of investing in high-yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high-yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities.  In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities.  As a result, a Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.  Furthermore, a Fund may experience difficulty in valuing certain securities at certain times.  Prices realized upon the sale of such lower-rated or unrated securities, under these circumstances, may be less than the prices used in calculating each Fund’s net asset value.

Lower-rated or unrated debt obligations also present risks based on payment expectations.  If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors.  If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high-yield securities.

Growth of High-Yield, High-Risk Bond Market:  The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates.  Further, an economic downturn could severely disrupt the market for lower-rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.  The market for lower-rated securities may be less active, causing market price volatility and limited liquidity in the secondary market.  This may limit a Fund’s ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

Sensitivity to Interest Rate and Economic Changes:  Lower-rated bonds are very sensitive to adverse economic changes and corporate developments.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it.  In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund’s net asset value.

Payment Expectations:  High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond’s value will decrease in a rising interest rate market, as will the value of a Fund’s assets.  If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing a Fund’s rate of return.

Taxes:  A Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount.  Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the IRC even though the Fund has not received any interest payments on such obligations during that period.  Because the original issue discount earned by a Fund in a taxable year is not represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions.  Borrowing to fund any distribution also has tax implications.  See “Taxes”.

Micro Cap Securities.  The Funds may invest in companies whose total market capitalization at the time of investment is generally between $30 million and $500 million, referred to as micro cap companies.  With respect to

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the Touchstone Micro Cap Value Fund, micro cap companies are those companies contained within the Russell Microcap® Value Index, or companies with similar size characteristics. As of September 30, 2011, the market capitalization of companies included in the Russell Microcap Value Index ranged from $11 million to $635 million. Micro cap companies may not be well-known to the investing public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects.  Micro cap companies may have greater risk and volatility than large companies and may lack the management depth of larger, mature issuers.  Micro cap companies may have relatively small revenues and limited product lines, markets, or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.  In addition, micro cap companies may be developing or marketing new products or services for which markets are not yet established and may never become established.  As a result, the prices of their securities may fluctuate more than those of larger issuers.

Money Market Instruments

Money market securities are high-quality, dollar-denominated, short-term debt instruments.  They include: (i) bankers’ acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

Mortgage-Related and Other Asset-Backed Securities

Asset-Backed Securities

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.  Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.  Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.  Covered bonds are a type of asset backed security that is created from public sector loans or mortgage loans where the security is backed by a separate group of loans.  Covered bonds typically carry a 2 to 10 year maturity rate and enjoy relatively high credit ratings, depending on the quality of the pool of loans backing the bond.  Lack of liquidity and tightening of credit markets will adversely affect the value of asset-backed securities.

A Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses.  The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

Mortgage Pass-Through Securities

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by Government National Mortgage Association (GNMA)) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

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The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.  The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.  Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses.  Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates.  Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy.  Consequently, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities.  It is possible that such limited liquidity in such secondary markets could continue or worsen.

Government Pass-Through Securities

Government pass-through securities are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and Freddie Mac. GNMA, Fannie Mae and Freddie Mac guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. Freddie Mac generally guarantees only the ultimate collection of principal of the underlying mortgage loan.  Certain federal agencies, such as the GNMA, have been established as instrumentalities of the United States government to supervise and finance certain types of activities.  Issues of these agencies, while not direct obligations of the United States government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies’ right to borrow from the U.S. Treasury.  The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).  Government and private guarantees do not extend to the securities’ value, which is likely to vary inversely with fluctuations in interest rates.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “GNMAs”) that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PC’s”). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Since September 6, 2008, Fannie Mae and Freddie Mac have been under conservatorship, with the Federal Housing Finance Agency (“FHFA”) acting as conservator.  It is not known when or how the conservatorships will be terminated or what changes to Fannie Mae’s and Freddie Mac’s business structures will be made during or following the termination of the conservatorships.

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On February 11, 2011, the Treasury and the U.S. Department of Housing and Urban Development released their report to Congress on reforming America’s housing finance market. The report provides that the Obama Administration will work with FHFA to determine the best way to responsibly reduce Fannie Mae’s and Freddie Mac’s role in the market and ultimately wind down both institutions.  Based on quarterly loss figures, in August 2011 both Fannie Mae and Freddie Mac requested additional support from the U.S. Treasury. In November 2011, Freddie Mac also requested additional support from the U.S. Treasury. Further, when a ratings agency downgraded long-term U.S. government debt in August 2011, the agency also downgraded the Fannie Mae’s and Freddie Mac’s bond ratings, from AAA to AA+, based on their direct reliance on the U.S. Government.

Fannie Mae and Freddie Mac are each subject to investigations by the Department of Justice and SEC, and each is a party to a number of lawsuits.  Each of Fannie Mae and Freddie Mac may be required to pay substantial judgments, settlements or penalties and incur significant expenses in connection with these investigations and lawsuits, which could have a material adverse effect on each of their businesses, results of operations, financial condition, liquidity and net worth.  Serious discussions among policymakers continue, however, as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured, or eliminated altogether.  Importantly, the future of the entities is in question as the U.S. Government considers multiple options regarding the future of Fannie Mae and Freddie Mac.

REMICS

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property.  For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae.

CMOs

A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, Freddie Mac, or Fannie Mae, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Commercial Mortgage-Backed Securities

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Mortgage Dollar Rolls

Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date.

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The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held.  To avoid any leveraging concerns, a Fund will place U.S. government or other liquid securities in a segregated account or otherwise earmark assets as cover in an amount sufficient to cover its repurchase obligation.

Stripped Mortgage-Backed Securities (“SMBS”)

SMBS are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.  SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.

In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities.  If the assets underlying the interest-only securities experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities.  Conversely, principal-only securities tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.  The secondary market for SMBS may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Fund’s ability to buy or sell these securities at any particular time.
Collateralized Loan Obligations (“CLOs”)

A CLO is a type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans, which may include domestic and foreign senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portion is the residual, or “equity,” tranche, which bears some or all of the risk of default by the loans in the trust, and therefore protects the other more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche of a CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection provided by the equity tranche, senior CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, the total loss of the equity tranche due to losses in the collateral, market anticipation of defaults, fraud by the trust, and the illiquidity of CLO securities.

The risks of an investment in a CLO largely depend on the type of underlying collateral securities and the tranche in which a Fund invests. Typically, CLOs are privately offered and sold, and thus are not registered under the securities laws. As a result, a Fund may characterize its investments in CLOs as illiquid, unless an active dealer market for a particular CLO allows the CLO to be purchased and sold in Rule 144A transactions. CLOs are subject to the typical risks associated with debt instruments (i.e., interest rate risk and credit risk). Additional risks of CLOs include (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments, (ii) a decline in the quality of the collateral, and (iii) the possibility that a Fund may invest in a subordinate tranche of a CLO. In addition, due to the complex nature of a CLO, an investment in a CLO may not perform as expected. An investment in a CLO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.

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Municipal Securities

A Fund may invest in debt obligations issued by or on behalf of states, territories and possessions of the U.S., the District of Columbia and their sub-divisions, agencies and instrumentalities (collectively, “municipal securities”) to obtain funds for various public purposes such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts.  Yields on municipal securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue.  Although the interest on municipal securities may be exempt from Federal income tax, dividends paid by the Fund to its shareholders may not be tax-exempt.  A brief description of some typical types of municipal securities follows:

General Obligation Securities.  General Obligation Securities are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond.  The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, and water and sewer systems.

Revenue or Special Obligation Securities.  Revenue or Special Obligation Securities are backed by the revenues of a specific project or facility - tolls from a toll bridge, for example.  The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals.  Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made.  Further security may be available in the form of the state’s ability, without obligation, to make up deficits in the reserve fund.

Municipal Lease Obligations.  Municipal Lease Obligations may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities.  Usually, a Fund will purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary.  The participation interest gives the holder a pro-rata, undivided interest in the total amount of the obligation.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds.  The interest income from the lease obligation may become taxable if the lease is assigned.  Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis.  Finally, the lease may be illiquid.

Bond Anticipation Notes.  Bond Anticipation Notes are normally issued to provide interim financing until long-term financing can be arranged.  The long-term bonds then provide money for the repayment of the notes.

Tax Anticipation Notes.  Tax Anticipation Notes finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable for these specific future taxes.

Revenue Anticipation Notes.  Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

Industrial Development Bonds (“IDBs”) and Private Activity Bonds (“PABs”).  IDBs and PABs are specific types of revenue bonds issued on or behalf of public authorities to finance various privately operated facilities such as educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal, and industrial or commercial facilities.  PABs generally are such bonds issued after April 15, 1986.  These obligations are included within the term “municipal bonds” if the interest paid on them is exempt from federal income tax in the opinion of the bond issuer’s counsel.  IDBs and PABs are in most case revenue bonds and thus are not payable from the unrestricted revenues of the issuer.  The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed, or some form of credit enhancement such as a letter of credit.

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Resource Recovery Bonds.  Resource Recovery Bonds are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations.  These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.

Tax-Exempt Commercial Paper and Short-Term Municipal Notes.  Tax-Exempt Commercial Paper and Short-Term Municipal Notes provide for short-term capital needs and usually have maturities of one year or less.  They include tax anticipation notes, revenue anticipation notes and construction loan notes.

Construction Loan Notes.  Construction Loan Notes are sold to provide construction financing.  After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration by way of Fannie Mae or Ginne Mae.

Put Bonds.  Put Bonds are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond’s maturity date.

Build America Bonds (“BABs”).  BABs are taxable municipal bonds that carry special tax credits and federal subsidies for either the bond issuer or the bondholder. There are two types of BABs - Tax Credit BABs and Direct Payment BABs. Direct Payment BABs provide a federal subsidy of 35% of the interest paid on the bonds to the issuer. Tax Credit BABs provides a federal subsidy as a refundable tax credit directly to the bondholders. While the bondholder is the recipient of the tax credit through Tax Credit BABs, and the bond issuer is the recipient of the tax subsidy through Direct Payment BABs, both options reduce the cost of borrowing for the bond issuer in comparison to traditional taxable corporate bonds, and in many cases, it is more cost effective than issuing traditional tax-exempt bonds.

After purchase by a Fund, an issue of municipal securities may cease to be rated by Moody’s Investors Service, Inc. (Moody’s) or Standard and Poor’s Ratings Services (S&P), or another nationally recognized statistical rating organization (NRSRO), or the rating of such a security may be reduced below the minimum credit quality rating required for purchase by the Fund.  Neither event would require the Fund to dispose of the security. To the extent that the ratings applied by Moody’s, S&P or another NRSRO to municipal securities may change as a result of changes in these rating systems, the Fund will attempt to use comparable credit quality ratings as standards for its investments in Municipal Securities.

A Fund may invest in municipal securities that are insured by financial insurance companies. Since a limited number of entities provide such insurance, a Fund may invest more than 25% of its assets in securities insured by the same insurance company.  Since a Fund invests in municipal securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.  A Fund may also invest in taxable municipal securities. Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.

The yields on municipal securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the municipal securities market, size of a particular offering, and maturity and rating of the obligation. Because many municipal securities are issued to finance similar projects, especially those related to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. The market values of the municipal securities held by a Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a municipal security, the market value of such municipal security will generally decrease. Conversely, if yields decrease, the market value of a municipal security will generally increase.

Obligations of Supranational Entities

Obligations of supranational entities are obligations of entities established through the joint participation of several governments, such as the Asian Development Bank, the Inter-American Development Bank, International Bank of Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

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Options

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.  If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future.  A Fund will pay a premium when purchasing put and call options.  If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value.  When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option.  When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.  When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter.  Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects.  They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer.  OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options.  Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.  It is the position of the SEC that OTC options are generally illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates.  Call options on foreign currencies written by a Fund will be “covered,” which means that the Fund will own an equal amount of the underlying foreign currency.  With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put or otherwise earmark assets as cover.

Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. There are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and a Fund’s ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.  There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

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There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

A Fund may purchase and write put and call options on indices and enter into related closing transactions.  Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number.  Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.  A Fund may choose to terminate an option position by entering into a closing transaction.  The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered.  When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund may engage in transactions involving interest rate futures contracts, which can act as a hedge against changes in the market values of debt securities that may be held by the Fund and where the transactions, in the opinion of the advisor or sub-advisor, provide an efficient way to seek portfolio exposures.  There can be no assurance that hedging transactions will be successful.  A Fund also could be exposed to risks if it cannot close out its futures or options positions because of any illiquid secondary market. An interest rate futures contract is an exchange-traded contract for which the reference instrument is an interest-bearing, fixed-income security or an inter-bank deposit. Two common examples of interest rate futures contracts are U.S. Treasury futures contracts and Eurodollar futures contracts. The reference instrument for a U.S. Treasury futures contract is a U.S. Treasury security. The reference instrument for a Eurodollar futures contract is the London Interbank Offered Rate (commonly referred to as LIBOR); Eurodollar futures contracts enable the purchaser to obtain a fixed rate for the lending of funds over a stated period of time and the seller to obtain a fixed rate for a borrowing of funds over that same period.

Futures and options have effective durations that, in general, are closely related to the effective duration of the securities that underlie them.  Holding purchased futures or call option positions (backed by segregated cash or other liquid securities) will lengthen the duration of a Fund’s portfolio.

A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position.  For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument.  Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

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Caps, Collars and Floors.  Caps and floors have an effect similar to buying or writing options.  In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.  For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level.  The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level.  An interest rate collar combines elements of buying a cap and selling a floor.

Inverse Floaters.  A Fund may invest in inverse floaters.  Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates.  The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security.  These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

Ordinary Shares

Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange.  Ordinary shares may be purchased with and sold for U.S. dollars.  Investing in foreign companies may involve risks not typically associated with investing in United States companies.  See “Securities of Foreign Issuers.”

Overseas Private Investment Corporation Certificates

The Funds may invest in Certificates of Participation issued by the Overseas Private Investment Corporation (“OPIC”).  OPIC is a U.S. government agency that sells political risk insurance and loans to help U.S. businesses invest and compete in over 150 emerging markets and developing nations worldwide. OPIC provides medium to long-term loans and guaranties to projects involving significant equity or management participation.  OPIC can lend on either a project finance or a corporate finance basis in countries where conventional institutions are often unable or unwilling to lend on such a basis.  OPIC issues Certificates of Participation to finance projects undertaken by U.S. companies.  These certificates are guaranteed by OPIC and backed by the full faith and credit of the U.S. government.

Participation Interests

A Fund may invest in participation interests in fixed income securities.  A participation interest provides the certificate holder with a specified interest in an issue of fixed income securities.

Some participation interests give the holders differing interests in the underlying securities, depending upon the type or class of certificate purchased.  For example, coupon strip certificates give the holder the right to receive a specific portion of interest payments on the underlying securities; principal strip certificates give the holder the right to receive principal payments and the portion of interest not payable to coupon strip certificate holders.  Holders of certificates of participation in interest payments may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction.  Asset-backed residuals represent interests in any excess cash flow remaining after required payments of principal and interest have been made.

More complex participation interests involve special risk considerations.  Since these instruments have only recently been developed, there can be no assurance that any market will develop or be maintained for the instruments.  Generally, the fixed income securities that are deposited in trust for the holders of these interests are the sole source of payments on the interests; holders cannot look to the sponsor or trustee of the trust or to the issuers of the securities held in trust or to any of their affiliates for payment.

Participation interests purchased at a discount may experience price volatility.  Certain types of interests are sensitive to fluctuations in market interest rates and to prepayments on the underlying securities.  A rapid rate of prepayment can result in the failure to recover the holder’s initial investment.

The extent to which the yield to maturity of a participation interest is sensitive to prepayments depends, in part, upon whether the interest was purchased at a discount or premium, and if so, the size of that discount or premium.

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Generally, if a participation interest is purchased at a premium and principal distributions occur at a rate faster than that anticipated at the time of purchase, the holder’s actual yield to maturity will be lower than that assumed at the time of purchase.  Conversely, if a participation interest is purchased at a discount and principal distributions occur at a rate faster than that assumed at the time of purchase, the investor’s actual yield to maturity will be higher than that assumed at the time of purchase.

Participation interests in pools of fixed income securities backed by certain types of debt obligations involve special risk considerations.  The issuers of securities backed by automobile and truck receivables typically file financing statements evidencing security interests in the receivables, and the servicers of those obligations take and retain custody of the obligations.  If the servicers, in contravention of their duty to the holders of the securities backed by the receivables, were to sell the obligations, the third party purchasers could acquire an interest superior to the interest of the security holders.  Also, most states require that a security interest in a vehicle must be noted on the certificate of title and the certificate of title may not be amended to reflect the assignment of the lender’s security interest.  Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities.  Securities backed by credit card receivables are generally unsecured, and both federal and state consumer protection laws may allow set-offs against certain amounts owed.

Pay-In-Kind (PIK) Bonds

Pay-in-kind bonds are securities which, at the issuer’s option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Preferred Stock

Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends generally are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Over-The-Counter Stocks

A Fund may invest in over-the-counter stocks.  In contrast to the securities exchanges, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies which initially satisfy certain defined standards.  Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock.  This means that the depth of market liquidity of some stocks in which each Fund invests may not be as great as that of other securities and, if the Funds were to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

Privatization

Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

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Receipts

Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  This discount is accreted over the life of the security, and such accretion will constitute the income earned on a security for both accounting and tax purposes.  Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

Real Estate Investment Trusts (“REITS”)

The Funds may invest in REITs, which pool investors’ money for investment in income producing commercial real estate or real estate related loans or interests.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.  Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.  A shareholder in a Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs.  REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of the credit extended.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.  In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the IRC or its failure to maintain exemption from registration under the 1940 Act.

Repurchase Agreements

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase.  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security.  A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations.  The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement).   In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller’s estate.

Reverse Repurchase Agreement, Dollar Roll and Reverse Dollar Roll Transactions

A reverse repurchase agreement involves a sale by a Fund of securities that it holds to a bank, broker-dealer or other financial institution concurrently with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date.  Reverse repurchase agreements are considered borrowing by a Fund and are subject to a Fund’s limitations on borrowing.  A dollar roll transaction involves a sale by a Fund of an eligible security to a financial institution concurrently with an agreement by the Fund to repurchase a similar eligible security from the institution at

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a later date at an agreed-upon price.  A reverse dollar roll transaction involves a purchase by a Fund of an eligible security from a financial institution concurrently with an agreement by the Fund to resell a similar security to the institution at a later date at an agreed-upon price. Each Fund will fully collateralize its reverse repurchase agreements, dollar roll and reverse dollar roll transactions in an amount at least equal to the Fund’s obligations under the reverse repurchase agreement, dollar roll or reverse dollar roll transaction by segregating or otherwise earmarking cash or other liquid securities.

Royalty Trusts

Royalty trusts are structured similarly to REITs. A royalty trust generally acquires an interest in natural resource companies or chemical companies and distributes the income it receives to the investors of the royalty trust.  A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields.

Rule 144A Securities

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”).  Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional investors.  Due to the relatively limited size of this institutional market, these securities may affect the liquidity of Rule 144A securities to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.  Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust’s Board of Trustees.

Securities Lending

In order to generate additional income, a Fund may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of: (1) cash in U.S. dollars; (2) securities issued or fully guaranteed by the United States government or issued and unconditionally guaranteed by any agencies thereof; or (3) irrevocable performance letters of credit issued by banks approved by each Fund.  All collateral must equal at least 100% of the market value of the loaned securities.  A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral.  Collateral is marked to market daily.  There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent. In addition, cash collateral invested by the lending Fund is subject to investment risk and the Fund may experience losses with respect to its collateral investments. The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.

Securities of Foreign Issuers

The Funds may invest in securities of foreign issuers and in sponsored and unsponsored ADRs. Investments in the securities of foreign issuers may subject the Funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers.  Such risks include future adverse political and economic developments,

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possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates.  Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers.  In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation than are those in the United States.  Investments in securities of foreign issuers are frequently denominated in foreign currencies and the value of a Fund’s assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies.

Foreign Market Risk. A Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for a Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer a Fund’s assets or income back into the United States or otherwise adversely affect a Fund’s operations. Other potential foreign market risks include exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets or imposition of (or change in) exchange control regulations. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund’s operations.

Public Availability of Information. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, a Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on nonpublic information about that company. In addition, the U.S. Government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as a Fund. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting

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standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund to completely and accurately determine a company’s financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.

Emerging Market Securities

Emerging market countries are generally countries that are included in the MSCI Emerging Markets Index, or otherwise excluded from the MSCI World Index.  As of April 30, 2012, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.  The country composition of the MSCI Emerging Markets Index and the MSCI World Index can change over time.

Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit a Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for a Fund.  Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.  There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market.  As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened.  In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Fund of additional investments.  The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of a Fund’s acquisition or disposal of securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

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Some emerging countries currently prohibit direct foreign investment in the securities of their companies.  Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act.  Shareholders of a Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the adviser), but also will indirectly bear similar expenses of the underlying investment funds.  In addition, these investment funds may trade at a premium over their net asset value.

Participatory notes (commonly known as P-notes) are offshore derivative instruments issued to foreign institutional investors and their sub-accounts against underlying Indian securities listed on the Indian bourses.  These securities are not registered with the Securities and Exchange Board of India.  Participatory notes are similar to ADRs and the risks of investing in participatory notes are similar to those discussed above with respect to securities of foreign issuers in general.

Senior Securities

Senior securities may include any obligation or instrument issued by a Fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Short Sales

In a short sale, a Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a “short position” in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Fund must pay to the broker a negotiated portion of any dividends or interest, which accrue during the period of the loan.

A short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.  A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless the Fund’s obligation to deliver the securities sold short is otherwise “covered,” whether by placing assets in a segregated account or otherwise earmarking assets as cover in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short, or otherwise.  Any Fund that engages in short sales will comply with these requirements.

Sovereign Debt

The Touchstone Strategic Income Fund may invest in sovereign debt. The cost of servicing sovereign debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates that are adjusted based upon international interest rates.  The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

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As a result of the foregoing or other factors, a governmental obligor may default on its obligations.  If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Stand-By Commitments

When a Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations.  A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio.  A stand-by commitment is a security independent of the municipal obligation to which it relates.  The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation.  A stand-by commitment might not be transferable by a Fund, although it could sell the underlying municipal obligation to a third party at any time.

Each Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration.  However, if necessary and advisable, a Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities).  The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 10% of the value of the Fund’s total assets calculated immediately after each stand-by commitment is acquired.  A Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Advisor or Sub-Advisor, as the case may be, present minimal credit risks.

Step Coupon Bonds (STEPS)

A Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods.  In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

Structured Investments

Structured investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its goal. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Funds will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the investment advisor.

Structured Notes

A Fund may invest in structured notes, including “total rate of return swaps,” with rates of return determined by reference to the total rate of return on one or more loans referenced in such notes.  The rate of return on the structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans.  Application of a multiplier is comparable to the use of leverage, which magnifies the risk of loss, because a relatively small decline in the value of a referenced note could result in a relatively large loss in value.

Swap Agreements

A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc.  The nominal amount on which the cash flows are calculated is called the notional amount.  Swaps are individually negotiated and

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structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price.  The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund.  If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due.  In addition, if the counter-party’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties.  The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party.  A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.  If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses.  In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC.  If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement.  If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Equity Swaps.  In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate.  By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks.  Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

Interest Rate Swaps.  Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future.  Some of the different types of interest rate swaps are “fixed-for floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows.  Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different.  Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely.  For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, a Fund may have to pay more money than it receives.  Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, a Fund may receive less money than it has agreed to pay.

Currency Swaps.  A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency.  A Fund may enter into a currency swap when it has one currency and desires a different currency.  Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest.  Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract.  Changes in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Credit Default Swaps.  A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a referenced debt obligation. One party, acting as a

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“protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows a Fund to create an investment exposure similar to owning a bond. Acting as a protection buyer allows a Fund potentially to reduce its credit exposure to a bond it owns or to take a “short” position in a bond it does not own.

As the protection buyer in a credit default swap, a Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans to the protection seller and receive the par (or other agreed-upon) value upon default or similar events by the issuer of the underlying reference obligation.  If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund.  As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default or similar event.  In addition, when the Fund is a protection buyer, the Fund’s investment would only generate income in the event of an actual default or similar event by the issuer of the underlying reference obligation.

A Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default or similar event by the third-party issuer of the underlying reference obligation.  In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract.  If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations.  As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Swaptions. The Funds also may enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Funds may write (sell) and purchase put and call swaptions. Depending on the terms of the particular swaption, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option by the buyer of the option, the Fund will become obligated according to the terms of the underlying swap agreement.

Whether a Fund’s use of swap agreements or swaptions will be successful in furthering its investment goals will depend on the sub-advisors ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Other Types of Financial Instruments

If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, the Funds may also use those instruments, provided that such instruments are consistent with the Funds’ investment goals.

Tender Option Bonds

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof.  As consideration for providing the option, the

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financial institution receives periodic fees equal to the difference between the municipal security’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination.  Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate.  The Advisor or sub-advisor as the case may be, will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option.  In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal of interest on the underlying municipal securities and for other reasons.

Time Deposits

Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

Technology Securities

The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk.  Investments in the high technology sector include the risk that certain products may be subject to competitive pressures and aggressive pricing and may become obsolete and the risk that new products will not meet expectations or even reach the market.

Temporary Defensive Investments

Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. government securities, bank obligations, commercial paper rated in the highest rating category by an NRSRO and repurchase agreements involving the foregoing securities), shares of money market investment companies (to the extent permitted by applicable law and subject to certain restrictions) and cash.

Trust Preferred Securities

Trust preferred securities are issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities currently permit the issuing entity to treat the interest payments as a tax-deductible cost. These securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, these securities have provisions which afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities have the right to defer interest payments for a period of up to five years, although interest continues to accrue cumulatively. The deferral of payments may not exceed the stated maturity date of the securities themselves. The non-payment of deferred interest at the end of the permissible period will be treated as an event of default. At the present time, the Internal Revenue Service (“IRS”) treats trust preferred securities as debt.

U.S. Government Securities

U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.  Some U.S. Government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States.  Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. Government to purchase the agency’s obligations, such as securities of Fannie Mae; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. Government will provide financial support in the future to U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

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Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (ii) participation interests in loans made to foreign governments or other entities that are so guaranteed.  The secondary market for certain of these participation interests is limited and, therefore, may be regarded as illiquid.

U.S. Government securities also include securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program.  Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the United States, the payment of principal and interest on the debt issued by private entities through the earlier of the maturity date of the debt or December 31, 2012.

U.S. Treasury Obligations

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as separately traded registered interest and principal securities (“STRIPS”) and coupons under book entry safekeeping (“CUBES”).  They also include Treasury inflation-protection securities (“TIPS”).

Variable and Floating Rate Instruments

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature.  Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.  The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes.  There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.  A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Warrants and Rights

Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period. Rights are similar to warrants but normally have a short life span to expiration.  The purchase of warrants or rights involves the risk that the Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrants’ and rights’ expiration.  Also, the purchase of warrants and/or rights involves the risk that the effective price paid for the warrants and/or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.  Buying a warrant does not make a Fund a shareholder of the underlying stock.  The warrant holder has no voting or dividend rights with respect to the underlying stock.  A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

When-Issued, Delayed Delivery Securities and Forward Commitment Transactions

To secure prices deemed advantageous at a particular time, a Fund may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction.  When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.  Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring the securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

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Yankee Obligations

Yankee obligations (“Yankees”) are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act. These consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers’ acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Yankee obligations, as obligations of foreign issuers, are subject to the same types of risks discussed above in “Securities of Foreign Issuers.”

Zero Coupon Securities

The Funds may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. The IRC requires that a Fund accrue interest income on zero coupon bonds for each taxable year, even though no cash has been paid on the bonds, and generally requires the Fund to distribute such income (net of deductible expenses, if any) to avoid being subject to tax and to continue to maintain its status as a regulated investment company (“RIC”) under the IRC. Because no cash is generally received at the time of accrual, a Fund may be required to sell investments (even if such sales are not advantageous) to obtain sufficient cash to satisfy the distribution requirements applicable to the Fund under the IRC. See “Taxes.”

Zero coupon securities may include treasury securities that have had their interest payments (“coupons”) separated from the underlying principal (“corpus”) by their holder, typically a custodian bank or investment brokerage firm.  Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately.  The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments.  Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system.  Under a Federal Reserve program known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities,” a Fund may record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

INVESTMENT LIMITATIONS

Fundamental Limitations.  The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds.  These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund.  The vote of a majority of the outstanding shares means the vote of the lesser of (1) 67% or more of the shares present or represented by proxy at the meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares.  Except for the limitations on borrowings, if a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values or other circumstances will not be considered a deviation from this policy.

THE FUNDAMENTAL LIMITATIONS FOR THE FUNDS ARE:

1.  Diversification.  The Funds may not purchase securities of an issuer that would cause the Funds to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

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2.  Borrowing Money.  The Funds may not engage in borrowing except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

3.  Underwriting. The Funds may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, a Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

4.  Loans.  The Funds may not make loans to other persons except that a Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

5.  Real Estate.  The Funds may not purchase or sell real estate except that a Fund may (1) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments (2) purchase or sell securities or other instruments backed by real estate or interests in real estate and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

6.  Commodities.  The Funds may not purchase or sell physical commodities except that a Fund may (1) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.

7.  Concentration of Investments.  The Funds may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

8.  Senior Securities.  The Funds may not issue senior securities except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

1. Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the fund.

2. Borrowing. The 1940 Act allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

3. Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

4. Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund’s current investment policy on lending is as follows: the Fund may not make loans if, as a

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result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its Statement of Additional Information.

5. Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

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TRUSTEES AND OFFICERS

The following is a list of the Trustees and executive officers of the Trust, the length of time served, principal occupations for the past 5 years, number of funds overseen in the Touchstone Fund Complex and other directorships held.  All funds managed by the Advisor are part of the “Touchstone Fund Complex.”  The Touchstone Fund Complex consists of the Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Touchstone Institutional Funds Trust.  The Trustees who are not interested persons of the Trust, as defined in the 1940 Act, are referred to as “Independent Trustees.”

Interested Trustees1:
Name Address Year of Birth	Position Held with Trust	Term of Office And Length of Time Served2	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen in the Touchstone Fund Complex3	Other Directorships Held During Past 5 Years 4
Jill T. McGruder Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1955	Trustee and President	Until retirement at age 75 or until she resigns or is removed Trustee since 1999	President and CEO of IFS Financial Services, Inc. (a holding company).	60
Director of LaRosa’s (a restaurant chain), Capital Analysts Incorporated (an investment advisor and broker-dealer), IFS Financial Services, Inc. (a holding company),  Integrity and National Integrity Life Insurance Co., Touchstone Securities (the Trust’s distributor), Touchstone Advisors (the Trust’s investment advisor and administrator), W&S Brokerage Services (a brokerage company) and W&S Financial Group Distributors (a distribution company).

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Independent Trustees:
Name Address Year of Birth	Position Held with Trust	Term of Office And Length of Time Served2	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen in the Touchstone Fund Complex3	Other Directorships Held During Past 5 Years 4
Phillip R. Cox 105 East Fourth Street Cincinnati, OH Year of Birth: 1947	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 1999	President and Chief Executive Officer of Cox Financial Corp. (a financial services company).	60
Director of Cincinnati Bell (a communications company), Bethesda Inc. (a hospital), Timken Co. (a manufacturing company), Diebold (a technology solutions company), and Ohio Business Alliance for Higher Education. Director of Duke Energy from 1994 – 2008.

H. Jerome Lerner c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1938	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 1989	Principal of HJL Enterprises (a privately held investment company).	60	None
Donald C. Siekmann c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1938	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2005	Executive for Duro Bag Manufacturing Co. (a bag manufacturer) from 2002 -2008.	60	None
John P. Zanotti c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1948	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2002	Private Investor. President of Cincinnati Biomedical (a life science and economic development company) from 2003 - 2007. Chairman of Integrated Media Technologies (a media company).	60	None

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Susan J. Hickenlooper c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1946	Trustee	Until retirement at age 75 or until she resigns or is removed Trustee since 2009	Trustee of Episcopal Retirement Homes Foundation from 1998 to 2011.	60	Trustee of Gateway Trust (a mutual fund) from 2006 - 2008, Trustee of Cincinnati Parks Foundation (a charitable organization).

1
Ms. McGruder, as a director of the Advisor and the Distributor, and an officer of affiliates of the Advisor and the Distributor, is an “interested person” of the Trust within the meaning of Section 2(a) (19) of the 1940 Act.

2	Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.
3
The Touchstone Fund Complex consists of 22 series of the Trust, 3 series of Touchstone Tax-Free Trust, 4 series of Touchstone Investment Trust, 11 variable annuity series of Touchstone Variable Series Trust, 19 series of Touchstone Funds Group Trust and 1 series of Touchstone Institutional Funds Trust.

4	Each Trustee is also a Trustee of Touchstone Tax-Free Trust, Touchstone Investment Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Touchstone Institutional Funds Trust.

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Principal Officers:
Name Address Year of Birth	Position Held with Trust1	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Jill T. McGruder Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1955	President	Until resignation, removal or disqualification President since 2004; President from 2000-2002	See biography above.
Steven M. Graziano Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1954	Vice President	Until resignation, removal or disqualification Vice President since 2009
President of Touchstone Advisors, Inc.; Executive Vice President of Pioneer Investment Management, Head of Retail Distribution and Strategic Marketing 2007 – 2008; Executive Vice President of Pioneer Investment Management, Chief Marketing Officer 2002 – 2007.

Timothy D. Paulin Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1963	Vice President	Until resignation, removal or disqualification Vice President since 2010	Senior Vice President of Investment Research and Product Management of Touchstone Advisors, Inc.; Director of Product Design of Klein Decisions, Inc. 2003 – 2010.
Joseph Melcher Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1973	Chief Compliance Officer	Until resignation, removal or disqualification Chief Compliance Officer since 2010	Vice President of Compliance of IFS Financial Services (a holding company); Assistant Vice President of Compliance of IFS Financial Services 2005 – 2010.
Terrie A. Wiedenheft Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1962	Controller and Treasurer	Until resignation, removal or disqualification Controller since 2000 Treasurer since 2003	Senior Vice President, Chief Financial Officer and Chief Operating Officer of IFS Financial Services, Inc.
Elizabeth R. Freeman BNY Mellon Investment Servicing (US) Inc. 201 Washington St., 34th Fl. Boston, MA 02108 Year of Birth: 1962	Secretary	Until resignation, removal or disqualification Secretary since 2011.	Managing Director and Senior Counsel of BNY Mellon Investment Servicing (US) Inc.

1 Each officer also holds the same office with Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Touchstone Institutional Funds Trust.

Additional Information About the Trustees

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite

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experience, qualifications, attributes and skills to serve on the Board.  The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, Sub-Advisors, other service providers, counsel and independent auditors; and to exercise effective business judgment in the performance of their duties, support this conclusion.  The Board has also considered the contributions that each Trustee can make to the Board and the Funds.  In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Ms. McGruder, experience as a chief executive officer of a financial services company and director of various other businesses, as well as executive and leadership roles within the Advisor; Mr. Cox, experience as a chief executive officer of a financial services company and director of companies from varied industries; Mr. Lerner, owner of a management consulting services company and executive experience at various businesses; Mr. Siekmann, accounting experience as a partner at a major accounting firm, director experience at another mutual fund complex, executive experience at various businesses and a leadership role at a charitable organization; Mr. Zanotti, executive and board experience at companies from various industries; and Ms. Hickenlooper, executive and board experience at various businesses, foundations and charitable organizations.  In its periodic self-assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Board Structure

The Board of Trustees is composed of five Independent Trustees and one Interested Trustee, Jill T. McGruder, who is Chairperson of the Board of Trustees. The full Board has appointed Phillip R. Cox to serve as the Lead Independent Trustee. Ms. McGruder oversees the day-to-day business affairs of the Trust and communicates with Mr. Cox regularly on various Trust issues, as appropriate. Mr. Cox, among other things, chairs meetings of the Independent Trustees, serves as a spokesperson for the Independent Trustees and serves as a liaison between the Independent Trustees and the Trust’s management between Board meetings. Except for any duties specified herein, the designation of Lead Independent Trustee does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally. The Independent Trustees are advised at these meetings, as well as at other times, by separate, independent legal counsel.

The Board holds four regular meetings each year to consider and address matters involving the Trust and its Funds. The Board also may hold special meetings to address matters arising between regular meetings. The Independent Trustees also regularly meet outside the presence of management and are advised by independent legal counsel. These meetings may take place in-person or by telephone.

The Board has established a committee structure that includes an Audit Committee and a Governance Committee (discussed in more detail below). The Board conducts much of its work through these Committees.  Each Committee is comprised entirely of Independent Trustees, which ensures that the Funds have effective and independent governance and oversight.

The Board reviews its structure regularly and believes that its leadership structure, including having a super-majority of Independent Trustees, coupled with an Interested Chairperson and a Lead Independent Trustee, is appropriate and in the best interests of the Trust because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees and the full Board in a manner that enhances effective oversight.  The Board believes that having an Interested Chairperson is appropriate and in the best interests of the Trust given:  (1) the extensive oversight provided by the Trust’s Advisor over the affiliated and unaffiliated sub-advisors that conduct the day-to-day management of the Funds of the Trust, (2) the extent to which the work of the Board is conducted through the standing Committees, (3) the extent to which the Independent Trustees meet regularly, together with independent legal counsel, in the absence of the Interested Chairperson and (4) the Interested Chairperson’s additional roles as a director of the Advisor and the Distributor and senior executive of IFS Financial Services, Inc., the Advisor’s parent company, and of other affiliates of the Advisor, which enhance the Board’s understanding of the operations of the Advisor and the role of the Trust and the Advisor within Western

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& Southern Financial Group, Inc.  The Board also believes that the role of the Lead Independent Trustee within the leadership structure is integral to promoting independent oversight of the Funds’ operations and meaningful representation of the shareholders’ interests.  In addition, the Board believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from the Trust’s management.

Board Oversight of Risk

Consistent with its responsibilities for oversight of the Trust and its Funds, the Board, among other things, oversees risk management of each Fund’s investment program and business affairs directly and through the committee structure that it has established.  Risks to the Funds include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk, as well as the overall business risk relating to the Funds.  The Board has adopted, and periodically reviews, policies and procedures designed to address these risks.  Under the overall supervision of the Board, the Advisor, Sub-Advisors, and other key service providers to the Funds, including the administrator, the distributor, the transfer agent, the custodian, and the independent auditors, have also implemented a variety of processes, procedures and controls to address these risks.  Different processes, procedures and controls are employed with respect to different types of risks.  These processes include those that are embedded in the conduct of regular business by the Board and in the responsibilities of officers of the Trust and other service providers.

The Board requires senior officers of the Trust, including the Chief Compliance Officer (“CCO”), to report to the Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management.  The Board and the Audit Committee receive regular reports from the Trust’s independent auditors on internal control and financial reporting matters.  On at least a quarterly basis, the Board meets with the Trust’s CCO, including meetings in executive sessions, to discuss issues related to portfolio compliance and, on at least an annual basis, receives a report from the CCO regarding the effectiveness of the Trust’s compliance program.  In addition, the Board also receives reports from the Advisor on the investments and securities trading of the Funds, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of those investments.  The Board also receives reports from the Trust’s primary service providers on a periodic or regular basis, including the Sub-Advisors to the Portfolios.

Trustee Ownership in the Touchstone Funds

The following table reflects the Trustees’ beneficial ownership in the Funds and the Touchstone Fund Complex as of December 31, 2011.

Name	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in the Touchstone Fund Complex1
Phillip R. Cox	None	$1 - $10,000
H. Jerome Lerner	None	$50,001 - $100,000
Jill T. McGruder	None	Over $100,000
Donald C. Siekmann	None	Over $100,000
Susan J. Hickenlooper	None	Over $100,000
John P. Zanotti	None	$50,001 - $100,000
1  As of December 31, 2011, the Touchstone Fund Complex consisted of 4 series of the Trust, 3 series of Touchstone Tax-Free Trust, 4 series of Touchstone Investment Trust, 20 series of Touchstone Funds Group Trust, 1 series of Touchstone Institutional Funds Trust and 11 variable annuity series of Touchstone Variable Series Trust.

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Trustee Compensation

The following table shows the compensation paid to the Trustees by the Trust and the aggregate compensation paid by the Touchstone Fund Complex during the fiscal year ended July 31, 2011.*

Name	Compensation from Trust1	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimate Annual Benefits Upon Retirement	Aggregate Compensation from the Touchstone Fund Complex1,2
Philip R. Cox	$7,451	N/A	N/A	$80,000
H. Jerome Lerner	$6,334	N/A	N/A	$68,000
Jill T. McGruder	$0	N/A	N/A	$0
Donald C. Siekmann	$7,078	N/A	N/A	$76,000
Susan J. Hickenlooper	$6,334	N/A	N/A	$68,000
John P. Zanotti	$6,892	N/A	N/A	$74,000

*  The information above is unaudited.  After the Reorganizations, the Trust intends on changing the fiscal year end of certain Funds.
1  The Independent Trustees are eligible to participate in the Touchstone Trustee Deferred Compensation Plan that allows the Independent Trustees to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000.  The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Family of Funds during the fiscal year ended July 31, 2011 is $2,000.00.
2   As of July 31, 2011, the Touchstone Fund Complex consisted of 4 series of the Trust, 3 series of Touchstone Tax-Free Trust, 4 series of Touchstone Investment Trust, 19 series of Touchstone Funds Group Trust, 1 series of Touchstone Institutional Funds Trust and 11 variable annuity series of Touchstone Variable Series Trust.

Each Independent Trustee receives a quarterly retainer of $9,500 and a fee of $4,500 for each Board meeting attended in person and $1,500 for attendance by telephone.  Each Committee member receives a fee of $2,250 for each committee meeting attended in person and $1,500 for attendance by telephone.  The lead Trustee receives an additional $3,000 quarterly retainer.  The Committee Chairmen receive an additional $1,500 - $2,000 quarterly retainer, depending on the committee.  All fees are split equally among the Funds comprising the Touchstone Fund Complex.

After September 30, 2011, each Committee member receives a fee of $3,388 for each committee meeting attended in person and $1,500 for attendance by telephone.  The lead Trustee receives an additional $3,213 quarterly retainer and meeting fee.  The Committee Chairmen receive an additional $1,613 - $2,138 quarterly retainer, depending on the committee.

Standing Committees of the Board

The Board of Trustees is responsible for overseeing the operations of the Trust in accordance with the provisions of the 1940 Act and other applicable laws and the Trust’s Declaration of Trust.  The Board has established the following committees to assist in its oversight functions.  Each Committee is composed entirely of Independent Trustees.

Audit Committee.   Messrs. Siekmann and Lerner are members of the Audit Committee.  The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies, practices and internal controls.  During the fiscal year ended July 31, 2011, the Audit Committee held four meetings.  [Effective ___ 2012, Ms. Hickenlooper will serve on the audit committee.]

Governance Committee.  Messrs. Cox and Zanotti and Ms. Hickenlooper are members of the Governance Committee.  The Governance Committee is responsible for overseeing the Trust’s compliance program and compliance issues, procedures for valuing securities and responding to any pricing issues.  During the fiscal year ended July 31, 2011, the Governance Committee held four meetings.  [Effective ___ 2012, Ms. Hickenlooper will no longer serve on the governance committee.]

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In addition, the Governance Committee is responsible for recommending candidates to serve on the Board.  The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board.  Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to John P. Zanotti, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202.  Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected.  Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

THE INVESTMENT ADVISOR

Investment Advisor.  Touchstone Advisors, Inc. (the “Advisor”), is the Funds’ investment manager and administrator.  The Advisor is a wholly owned subsidiary of IFS Financial Services, Inc., which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly owned subsidiary of Western - Southern Mutual Holding Company.  Ms. McGruder may be deemed to be an affiliate of the Advisor because she is a Director of the Advisor and an officer of affiliates of the Advisor.  Ms. McGruder, by reason of such affiliations, may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

Investment Advisory Agreement.  Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises each sub-advisor, reviews and evaluates the performance of the sub-advisors and determines whether or not a sub-advisor should be replaced, subject to the supervision of, and policies established by, the Board of Trustees of the Trust.  The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services.  For its services, the Advisor is entitled to receive an investment advisory fee from each Fund at an annualized rate, based on the average daily net assets of the Fund, as set forth below.  The Advisor pays sub-advisory fees to the Sub-Advisor from its advisory fee.

Fund	Annual Fee Rate
Touchstone Micro Cap Value Fund	1.00%
Touchstone Small Company Value Fund	0.90%
Touchstone International Value Fund	1.00%
Touchstone Strategic Income Fund	0.70%

Each Fund shall pay the expenses of its operation, including but not limited to (i) charges and expenses of outside pricing services, (ii) the charges and expenses of auditors; (iii) the charges and expenses of its custodian, transfer agent and administrative agent appointed by the Trust with respect to a Fund; (iv) brokers’ commissions, and issue and transfer taxes chargeable to a Fund in connection with securities transactions to which a Fund is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the Funds with the SEC, state or blue sky securities agencies and foreign countries; (vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of the Independent Trustees of the Trust; (x) compliance fees and expenses; and (xi) interest on borrowed money, if any.  The compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliated person of the Advisor is paid by the Advisor.

By its terms, the Funds’ investment advisory agreement will remain in force for an initial period of two years and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund’s outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval.  The Funds’ investment advisory agreement may be terminated at any time, on sixty days’ written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund’s outstanding voting securities, or by the Advisor.  The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.  Each class of shares of a Fund pays its respective pro rata portion of the advisory fee payable by the Fund.

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Expense Limitation Agreement.  Touchstone Advisors has contractually agreed to waive fees and reimburse expenses to the extent necessary to ensure certain Funds’ total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, and other extraordinary expenses not incurred in the ordinary course of business) do not exceed the contractual limits set forth below.  The contractual limits set forth below have been adjusted for each class of each Fund to include the effect of Rule 12b-1 fees, shareholder servicing fees and other anticipated class specific expenses, if applicable. Fee waivers and/or expense reimbursements are calculated and applied monthly, based on each Fund’s average net assets during such month. These fee waivers and expense reimbursements will remain in effect until at least [September 10, 2013].  The terms of Touchstone Advisors’ contractual waiver agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Funds’ Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for a Fund.  No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount.

Fund	Contractual Limit on Total Operating Expenses
Touchstone Micro Cap Value Fund Class A Class C Class Y	1.60% 2.35% 1.35%
Touchstone Small Company Value Fund Class A Class C Class Y	1.20% 1.95% 0.95%
Touchstone International Value Fund Class A Class C Class Y	1.36% 2.11% 1.11%
Touchstone Strategic Income Fund Class A Class C Class Y	0.94% 1.69% 0.69%

Advisory Fees and Fee Waivers.

For the fiscal years ended July 31, 2011, 2010 and 2009, each of the Funds* paid the following advisory fees and received waivers as shown below:

Fund Name	Year Ended July 31, 2011	Fees Waived/ Reimbursed- 2011**	Year Ended July 31, 2010	Fees Waived/ Reimbursed- 2010**	Year Ended July 31, 2009	Fees Waived/ Reimbursed- 2009**
Touchstone Micro Cap Value Fund	$477,339	$171,739	$336,502	$158,021	$261,562	$140,680
Touchstone Small Company Value Fund	$644,654	$134,348	$594,031	$98,291	$580,781	$63,537
Touchstone International Value Fund	$2,235,154	$424,929	$2,509,959	$393,341	$2,514,187	$285,475

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Fund Name	Year Ended July 31, 2011	Fees Waived/ Reimbursed- 2011**	Year Ended July 31, 2010	Fees Waived/ Reimbursed- 2010**	Year Ended July 31, 2009	Fees Waived/ Reimbursed- 2009**
Touchstone Strategic Income Fund	$1,361,263	$666,743	$909,694	$434,520	$842,711	$350,603
*  Reflects amounts paid to Fifth Third Asset Management, Inc. by each Predecessor Fund pursuant to an investment advisory agreement.
** Reflects amounts waived or reimbursed by Fifth Third Asset Management, Inc. pursuant to an expense limitation agreement.

Administration Agreement. The Advisor provides administrative services to the Trust under an Administration Agreement.  The Advisor supervises the performance of the service providers, provides performance and compliance reports, supervises the disbursement of expenses and assists with the development of new series. The Administration Agreement provides that the Trust will pay an administrative fee to the Advisor of 0.20% of aggregate net assets up to $6 billion; 0.16% of the next $4 billion of aggregate net assets and 0.12% on assets in excess of $10 billion.  Aggregate net assets include the average daily net assets of all series of Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Funds Group Trust and Touchstone Investment Trust (“TINT”), except the Touchstone Institutional Money Market Fund, a series of TINT.  The Advisor has sub-contracted certain administrative and accounting services to BNY Mellon and pays BNY Mellon a sub-administrative fee out of its administrative fee. (See “Transfer and Sub-Administrative Agent” in this SAI).

The following shows administration fees incurred by the Funds*, and the amounts of those fees that were waived by the Predecessor Funds’ administrator for the fiscal years ended July 31, 2011, July 31, 2010 and July 31, 2009.

Fund Name	Year Ended July 31, 2011	Fees Waived- 2011	Year Ended July 31, 2010	Fees Waived- 2010	Year Ended July 31, 2009	Fees Waived- 2009
Touchstone Micro Cap Value Fund	$83,018	—	$58,475	—	$45,287	—
Touchstone Small Company Value Fund	$124,526	$34,979	$114,842	—	$111,806	—
Touchstone International Value Fund	$389,147	—	$436,716	—	$435,416	—
Touchstone Strategic Income Fund	$237,046	$135,890	$158,008	$45,485	$146,007	$42,136
* Reflects amounts paid by the Predecessor Funds to the Predecessor Funds’ administrator, Fifth Third Asset Management, Inc. and amounts waived by Fifth Third Asset Management, Inc.

THE SUB-ADVISORS

The Advisor has retained one or more Sub-Advisor(s) to serve as the discretionary portfolio manager(s) of each Fund.  The Sub-Advisor selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees of the Trust and the Advisor.  For their respective services, the Sub-Advisors receive a fee from the Advisor.  As described in the Prospectus, each Sub-Advisor receives base investment sub-advisory fees with respect to each Fund that it sub-advises.  Each Sub-Advisor’s base fee with respect to each sub-advised Fund is accrued daily and paid monthly, based on the Fund’s average net assets allocated to the Sub-Advisor during the current month.  The Advisor pays sub-advisory fees to the Sub-Advisor from its advisory fee. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

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Each sub-advisory agreement will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund’s outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval.  A sub-advisory agreement may be terminated at any time, on sixty days’ written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund’s outstanding voting securities, by the Advisor, or by the Sub-Advisor.  Each sub-advisory agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain circumstances, to select or change non-affiliated Sub-Advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval.  Shareholders of a Fund will be notified of any changes in its Sub-Advisor.

The Predecessor Funds did not pay any sub-advisory fees for the fiscal years ended July 31, 2009, July 31, 2010 and July 31, 2011.

Sub-Advisor Control.  Fifth Third Asset Management, Inc. is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is, in turn, a wholly-owned subsidiary of Fifth Third Bancorp.  Each of The Gregory M. DePrince Trust, The John D. Race Trust and the Victor A. Zollo, Jr. Revocable Trust may be deemed to control DePrince, Race & Zollo, Inc. by virtue of owning greater than 25% of DePrince, Race & Zollo, Inc.  Barrow Hanley Mewhinney & Strauss, LLC (“Barrow Hanley”) is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc.

PORTFOLIO MANAGERS

The management of the Funds is the responsibility of a group of investment professionals employed by each sub-advisor.  The information provided below supplements the information provided in the prospectus with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of each of the Funds, including information regarding:

(i)	“Other Accounts Managed.” Other accounts managed by the portfolio managers;

(ii)
“Material Conflicts of Interest.”  Material conflicts of interest identified by each sub-advisor that may arise in connection with a portfolio manager’s management of a Fund’s investments and investments of other accounts managed.  These potential conflicts of interest include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Fund and other accounts managed by the portfolio manager.  Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)
“Compensation.”  A description of the structure of, and method used to determine the compensation received by a Fund’s portfolio managers from the Fund, the sub-advisor or any other source with respect to managing the Fund and any other accounts; and

(iv)	“Ownership of Securities.” Information regarding a portfolio manager’s dollar range of equity securities beneficially owned in the Funds.

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Touchstone Micro Cap Value Fund
Sub-Advisor:  Fifth Third Asset Management, Inc. (“FTAM”)

Portfolio Manager/ Types of Accounts	Total Number of Accounts Managed	Total Assets (million)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Asset Managed subject to a Performance Based Advisory Fee (million)
Eric J. Holmes
Registered Investment Companies	2	$116.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	11	$88.3	0	$0
Craig P. Nedbalski
Registered Investment Companies	2	$116.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	11	$88.3	0	$0
Michael Barr
Registered Investment Companies	2	$116.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	11	$88.3	0	$0

The information in the table above is provided as of March 31, 2012.

Material Conflicts of Interest (as of March 31, 2012).  From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the “Managed Accounts”). The Managed Accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The Managed Accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. The portfolio manager knows the size, timing and possible market impact of the Fund’s trades and could use this information to the advantage of the Managed Accounts and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines.  Often, an investment opportunity may be suitable for both the Fund and the Managed Accounts, but may not be available in sufficient quantities for both the Fund and the Managed Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and a Managed Account. FTAM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

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Compensation (as of March 31, 2012).  Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the FTAM may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. FTAM has adopted trade allocation and other policies and procedures that they believe are reasonably designed to address these and other conflicts of interest.  Each FTAM portfolio manager’s compensation generally consists of a base salary, a cash incentive bonus and certain Fifth Third Bancorp long-term, non-cash incentives. Portfolio managers are also eligible for the standard retirement, health and welfare benefits available to all FTAM and Fifth Third Bancorp employees. In the case of portfolio managers responsible for managing multiple Funds and/or other FTAM advisory accounts, the method used to determine manager compensation is the same for all such Funds and other accounts.

Portfolio manager base salaries are based upon the manager’s experience and level of expertise, taking into account ongoing compensation benchmark analyses performed by FTAM’s human resource specialists. A portfolio manager’s base salary is generally a fixed amount that may change as a result of periodic performance reviews, upon assumption of new duties, or when a market adjustment of the position is deemed by management to be warranted.

A portfolio manager’s bonus is determined by a number of factors. The most important factor is the gross, pre-tax performance over rolling 3-year periods of the managed Funds and other accounts versus the applicable benchmarks against which the performance of the relevant asset class or classes are measured. No incentive bonus is earned under this factor unless the manager outperforms such benchmark(s). Another factor makes such comparison over the most recent one-year period and takes other, more subjective, components and factors into account, including but not limited to client involvement and interaction, client retention and the portfolio manager’s compliance record.  The applicable benchmarks for the Touchstone Micro Cap Value Fund, which may include modified versions of the index and/or blends of multiple indexes, are as follows:

Fund Name	Index
Micro Cap Value Fund	Russell 2000® Value Index, Russell Microcap® Value Index

Ownership of Shares of the Predecessor Fund.  The following table indicates for the Predecessor Fund, the dollar range of shares beneficially owned by the portfolio managers as of April 30, 2012:

Portfolio Manager	Dollar Range of Beneficial Ownership*
Eric J. Holmes	$10,001-$50,000
Craig P. Nedbalski	$10,001-$50,000
Michael Barr	$0
* FTAM maintains a deferred compensation plan for, among others, the portfolio managers.  Pursuant to such plan, the portfolio managers may be deemed to be invested in shares of the Predecessor Fund.  Such deemed investments are not included in this table.

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Touchstone Small Company Value Fund
Sub-Advisor:  DePrince, Race & Zollo, Inc. (“DRZ”)

Portfolio Manager/ Types of Accounts	Total Number of Accounts Managed	Total Assets (million)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Asset Managed subject to a Performance Based Advisory Fee (million)
Gregory T. Ramsby
Registered Investment Companies	2	$652	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	43	$1,504	2	$297

The information in the table above is provided as of March 31, 2012.

Material Conflicts of Interest (as of March 31, 2012).  As is typical for many money managers, potential conflicts of interest may arise relating to DRZ’s management of accounts where not all accounts are able to participate in a desired IPO, or other limited opportunity; DRZ’s use of soft dollars and other brokerage practices; the voting of proxies; employee personal securities trading; the side by side management of accounts with performance based fees and accounts with fixed fees; and a variety of other circumstances. In all cases, however, DRZ believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising.

Compensation (as of March 31, 2012).  DRZ’s investment professionals receive a base salary commensurate with their level of experience. DRZ’s goal is to maintain competitive base salaries through review of industry standards and market conditions.  Bonus compensation is based on the performance of portfolio assignments relative to appropriate market benchmarks and the product’s percentile ranking, which measures how well that particular product performed relative to its peers.  In addition, DRZ has awarded certain employees equity for their contribution to DRZ’s performance and the accomplishment of strategic objectives.  DRZ believes this compensation provides incentive to attract and retain highly qualified people.  The objective performance criteria noted above accounts for the majority of the bonus calculation.  The balance of the bonus award is based upon subjective, “good will” factors including teamwork, interpersonal relations, the individual’s contribution to overall success of DRZ, client relations, presentation skills and professional development. Portfolio managers/analysts are reviewed on an annual basis.  DRZ’s board of directors, in conjunction with the management committee, is responsible for setting base salaries, salary changes and bonus awards as well as making all subjective judgments related to an investment professional’s compensation.

Ownership of Shares of the Predecessor Fund.  As of March 31, 2012 the portfolio manager did not own any shares of the Predecessor Fund.

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Touchstone International Value Fund
Sub-Advisor: Barrow Hanley Mewhinney & Strauss, LLC (“Barrow Hanley”)

Portfolio Manager/ Types of Accounts	Total Number of Accounts Managed	Total Assets (million)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Asset Managed subject to a Performance Based Advisory Fee (million)
David A. Hodges, Jr.1
Registered Investment Companies	7	$2,528.9	0	$0
Other Pooled Investment Vehicles	1	$9.4	0	$0
Other Accounts	9	$1,213.2	0	$0
Randolph S. Wrighton, Jr.1
Registered Investment Companies	7	$2,528.9	0	$0
Other Pooled Investment Vehicles	1	$9.4	0	$0
Other Accounts	9	$1,213.2	0	$0

The information in the table above is provided as of March 31, 2012.

1  Messrs. Hodges and Wrighton are part of a team managing 2 other accounts in the global value strategy.

Material Conflicts of Interest (as of March 31, 2012). Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund).  Barrow Hanley manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

Compensation (as of March 31, 2012).  In addition to base salary, all portfolio managers and analysts at Barrow Hanley share in a bonus pool that is distributed semi-annually.  Portfolio managers and analysts are rated on their value added to the team-oriented investment process.  Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager.  Compensation is not tied to a published or private benchmark.  It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business.  Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit.  The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team.  The compensation of the portfolio management team at Barrow Hanley will increase over time, if and when assets continue to grow through competitive performance.  Lastly, many of our key investment personnel have a long-term incentive compensation plan in the form of an equity interest in Barrow Hanley.

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Ownership of Shares of the Predecessor Fund.

The following table indicates for the Predecessor Fund, the dollar range of shares beneficially owned by the portfolio managers as of March 31, 2012:

Portfolio Manager	Dollar Range of Beneficial Ownership
David A. Hodges, Jr., CFA	None
Randolph S. Wrighton, Jr., CFA	None

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Touchstone Strategic Income Fund
Sub-Advisor:  Fifth Third Asset Management, Inc. (“FTAM”)

Portfolio Manager/ Types of Accounts	Total Number of Accounts Managed	Total Assets (million)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Asset Managed subject to a Performance Based Advisory Fee (million)
Peter Kwiatkowski
Registered Investment Companies	2	$236.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	30	$1,305.9	0	$0
David L. Withrow
Registered Investment Companies	3	$622.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	111	$2,381.1	0	$0
Mitchell Stapley
Registered Investment Companies	9	$1,338.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	120	$2,503.0	0	$0
Mirko Mikelic
Registered Investment Companies	2	$452.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	25	$372.8	0	$0
John Cassady
Registered Investment Companies	3	$622.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	98	$1,921.0	0	$0

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Portfolio Manager/ Types of Accounts	Total Number of Accounts Managed	Total Assets (million)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Asset Managed subject to a Performance Based Advisory Fee (million)
Dan Popowics
Registered Investment Companies	3	$314.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	39	$1,337.8	0	$0
Jason Schwartz
Registered Investment Companies	3	$622.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	33	$469.2	0	$0

The information in the table above is provided as of March 31, 2012.

Material Conflicts of Interest (as of March 31, 2012).  From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the “Managed Accounts”). The Managed Accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The Managed Accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. The portfolio manager knows the size, timing and possible market impact of the Fund’s trades and could use this information to the advantage of the Managed Accounts and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines.  Often, an investment opportunity may be suitable for both the Fund and the Managed Accounts, but may not be available in sufficient quantities for both the Fund and the Managed Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and a Managed Account. FTAM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Compensation (as of March 31, 2012).  Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the FTAM may receive fees from certain accounts that are higher than the fee it receives from the Funds, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Funds. FTAM has adopted trade allocation and other policies and procedures that they believe are reasonably designed to address these and other conflicts of interest.  Each FTAM portfolio manager’s compensation generally consists of a base salary, a cash incentive bonus and certain Fifth Third Bancorp long-term, non-cash incentives. Portfolio managers are also eligible for the standard retirement, health and welfare benefits available to all FTAM and Fifth Third Bancorp employees. In the case of portfolio managers responsible for managing multiple Funds and/or other FTAM advisory accounts, the method used to determine manager compensation is the same for all such Funds and other accounts.

Portfolio manager base salaries are based upon the manager’s experience and level of expertise, taking into account ongoing compensation benchmark analyses performed by FTAM’s human resource specialists. A portfolio

56

manager’s base salary is generally a fixed amount that may change as a result of periodic performance reviews, upon assumption of new duties, or when a market adjustment of the position is deemed by management to be warranted.

A portfolio manager’s bonus is determined by a number of factors. The most important factor is the gross, pre-tax performance over rolling 3-year periods of the managed Funds and other accounts versus the applicable benchmarks against which the performance of the relevant asset class or classes are measured. No incentive bonus is earned under this factor unless the manager outperforms such benchmark(s). Another factor makes such comparison over the most recent one-year period and takes other, more subjective, components and factors into account, including but not limited to client involvement and interaction, client retention and the portfolio manager’s compliance record.  The applicable benchmark, which may include modified versions of the index, for the Touchstone Strategic Income Fund is the Barclays U.S. Aggregate Bond Index.

Ownership of Shares of the Predecessor Fund.  The following table indicates for the Predecessor Fund, the dollar range of shares beneficially owned by the portfolio managers as of April 30, 2012:

Portfolio Manager	Dollar Range of Beneficial Ownership*
Peter Kwiatkowski	$0
David L. Withrow	$0
Mitchell Stapley	$100,001-$500,000
Mirko Mikelic	$0
John Cassady	$0
Dan Popowics	$10,001-$50,000
Jason Schwartz	$0
* FTAM maintains a deferred compensation plan for, among others, the portfolio managers.  Pursuant to such plan, the portfolio managers may be deemed to be invested in shares of the Predecessor Fund.  Such deemed investments are not included in this table.

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PROXY VOTING PROCEDURES

The Funds have adopted the sub-advisors’ policies and procedures for voting proxies relating to portfolio securities held by the Funds, including procedures used when a vote presents a conflict between the interests of a Fund’s shareholders and those of the sub-advisor or its affiliates.  A copy of each sub-advisor’s proxy voting policies are attached as Appendix B.  Information about how the Funds voted proxies relating to their portfolio securities during the most recent year ending June 30 is available by August 31st of that year without charge, upon request, by calling toll-free 1-800-543-0407 and on the SEC website at http://www.sec.gov.

THE DISTRIBUTOR

Touchstone Securities, Inc. (the “Distributor”), and the Trust are parties to a distribution agreement (“Distribution Agreement”) with respect to the Funds. The Distributor’s principal place of business is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.  The Distributor is the principal underwriter of the Funds and is a registered broker-dealer, and an affiliate of the Advisor by reason of common ownership.  The Distributor is obligated to sell the shares on a best efforts basis only against purchase orders for the shares.  Shares of each Fund are offered to the public on a continuous basis.  The Distributor currently allows concessions to dealers who sell shares of the Funds.  The Distributor retains that portion of the sales charge that is not reallowed to dealers who sell shares of a Fund.  The Distributor retains the entire sales charge on all direct initial investments in a Fund and on all investments in accounts with no designated dealer of record.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days’ written notice by either party or upon assignment by the Distributor.

The Distributor may from time to time pay from its own resources cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds.  On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Funds and/or other funds in the Touchstone Funds during a specific period of time.  Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.  The Advisor, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities.  The Advisor may also reimburse the Distributor for making these payments.

The Distributor, at its expense, may provide additional compensation to financial intermediaries which sell or arrange for the sale of shares of the Touchstone Funds.  Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the Financial Industry Regulatory Authority (“FINRA”).

The Distributor makes payments for entertainment events they deem appropriate, subject to Touchstone Securities’ guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship. As of March 31, 2012, the Distributor anticipates that the following broker-dealers or their affiliates will receive additional payments as described in the Fund’s prospectuses and statement of additional information:

Name of Broker-Dealer
American Enterprise Investment Services, Inc. (Ameriprise)
Capital Analysts, Inc.
Charles Schwab & Company, Inc.
Hewitt Associates, LLC
First Clearing, LLC
Janney Montgomery Scott LLC
LPL Financial Corporation

58

Merrill Lynch Pierce Fenner & Smith, Inc.
Morgan Stanley DW, Inc.
Morgan Stanley Smith Barney LLC (formerly Citigroup)
Next Financial Group, Inc.
Pershing LLC
Raymond James & Associates, Inc.
RBC Capital Markets Corporation
Royal Alliance
Stifel Nicolaus & Co, Inc.
UBS Financial Services, Inc.
Vanguard Brokerage Services, Inc.
Wells Fargo Advisors, LLC

The Distributor is motivated to make the payments described above because they promote the sale of Fund shares and the retention of those investments by clients of financial advisers. To the extent financial advisers sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, the Advisor benefits from the incremental management and other fees paid to the Advisor by the Funds with respect to those assets.

Your financial adviser may charge you additional fees or commissions other than those disclosed in the SAI. You can ask your financial adviser about any payments it receives from the Distributor or the Funds, as well as about fees and/or commissions it charges. You should consult disclosures made by your financial adviser at the time of purchase.  The Funds may compensate dealers, including the Distributor and its affiliates, based on the average balance of all accounts in the Funds for which the dealer is designated as the party responsible for the account.

Distribution and Shareholder Service Arrangements.

The Funds have adopted a distribution and/or shareholder servicing plan for certain classes of Shares which permits a Fund to pay for expenses incurred in the distribution and promotion of its shares pursuant to Rule 12b-1 under the 1940 Act and account maintenance and other shareholder services in connection with maintaining such account. The Distributor may provide those services itself or enter into arrangements under which third parties provide such services and are compensated by the Distributor.

Class A Shares.  With respect to its Class A Shares, each Fund has adopted a plan of distribution and shareholder service (the “Class A Plan”) under which the Distributor is paid up to, but not exceeding, twenty-five basis points (0.25%) for distribution payments. Of the total compensation authorized, the Fund may pay for shareholder services in an amount up to 0.25%.  Under the Class A Plan, the Distributor is compensated regardless of its expenses.

Class C Shares.  With respect to its Class C Shares, each Fund has adopted a plan of distribution and shareholder service (the “Class C Plan” and with the Class A Plan, the “Plans”) under which the Distributor is paid up to, but not exceeding, one hundred basis points (1.00%) in the aggregate, with twenty-five basis points (0.25%) for shareholder service fees and seventy-five basis points (0.75%) for distribution payments.  Under the Class C Plan, the Distributor is compensated regardless of its expenses.

General Information.  In connection with the distribution of Shares, the Distributor may use the payments for: (i) compensation for its services in distribution assistance; or (ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor’s affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.

In addition, the Distributor may use payments to provide or enter into written agreements with service providers who will provide shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Distributor and/or service providers; (iv) responding to inquiries from shareholders concerning their investment in shares; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in shares; (vii) forwarding shareholder communications from the

59

Funds such as proxies, shareholder reports, annual reports, dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or the service providers; (ix) processing dividend payments from the Funds on behalf of shareholders; and (x) providing such other similar services as the Fund may reasonably request.

Agreements implementing the Plans (the “Implementation Agreements”), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds’ shares, are in writing and have been approved by the Board of Trustees.  All payments made pursuant to the Plans are made in accordance with written Implementation Agreements.  Some financial intermediaries charge fees in excess of the amounts available under the Plans, in which case the Advisor pays the additional fees.

The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust’s Board of Trustees and by a vote of the Independent Trustees who have no direct or indirect financial interest in the Plans or any Implementation Agreement at a meeting called for the purpose of voting on such continuance.  A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund.  In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by the Distributor after the termination date.  Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days’ written notice to any other party to the Implementation Agreement.  The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval.  All material amendments to the Plans must be approved by a vote of the Trust’s Board of Trustees and by a vote of the Independent Trustees.

In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.  The Board of Trustees believes that expenditure of the Funds’ assets for distribution expenses under the Plans should assist in the growth of the Funds, which will benefit each Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies.  The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans.  There can be no assurance that the benefits anticipated from the expenditure of the Funds’ assets for distribution will be realized.  While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review.  Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of the Fund.  In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

Jill T. McGruder, as an interested person of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

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The Funds paid the Predecessor Funds’ distributor* the following distribution fees for the fiscal years ended July 31, 2011, 2010 and 2009.

	Class A Shares Fiscal Year Ended July 31, 2011	Class A Shares Fiscal Year Ended July 31, 2010	Class A Shares Fiscal Year Ended July 31, 2009
	Distribution Fees	Distribution Fees	Distribution Fees
Touchstone Micro Cap Value Fund	$45,175	$25,433	$17,406
Touchstone Small Company Value Fund	5,847	3,939	3,076
Touchstone International Value Fund	27,032	28,448	29,534
Touchstone Strategic Income Fund	55,979	41,552	27,011
* Reflects amounts paid by the Predecessor Funds.  FTAM Funds Distributor, Inc. served as the Predecessor Funds’ distributor.

The following table reflects the manner in which the payments detailed in the previous table were spent during the fiscal year ended July 31, 2011.

Compensation to Dealers
Touchstone Micro Cap Value Fund	$45,175
Touchstone Small Company Value Fund	5,847
Touchstone International Value Fund	27,032
Touchstone Strategic Income Fund	55,979

The Funds paid the Predecessor Funds’ distributor* the following distribution fees and service fees for the fiscal years ended July 31, 2011, 2010 and 2009.
	Class C Shares Fiscal Year Ended July 31, 2011	Class C Shares Fiscal Year Ended July 31, 2010	Class C Shares Fiscal Year Ended July 31, 2009
Touchstone Micro Cap Value Fund	$33,726	$15,892	$8,858
Touchstone Small Company Value Fund	11,646	3,868	2,589
Touchstone International Value Fund	2,263	2,643	3,024
Touchstone Strategic Income Fund	108,681	77,286	55,555
* Reflects amounts paid by the Predecessor Funds.  FTAM Funds Distributor, Inc. served as the Predecessor Funds’ distributor.

The following table reflects the manner in which the payments detailed in the previous table were spent during the fiscal year ended July 31, 2011.

Compensation to Dealers
Touchstone Micro Cap Value Fund	$33,726
Touchstone Small Company Value Fund	11,646
Touchstone International Value Fund	2,263
Touchstone Strategic Income Fund	108,681

The following table shows the amounts retained from front-end sales loads for the fiscal year ended July 31, 2011.

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Amount Retained*
Touchstone Micro Cap Value Fund	$6,805
Touchstone Small Company Value Fund	1,558
Touchstone International Value Fund	198
Touchstone Strategic Income Fund	20,256
* The Predecessor Funds’ distributor was FTAM Funds Distributor, Inc. and retained these amounts.

SECURITIES TRANSACTIONS

Decisions to buy and sell securities for the Funds and the placing of the Funds’ securities transactions and negotiation of commission rates where applicable are made by the sub-advisors and are subject to review by the Advisor and the Board of Trustees.  In the purchase and sale of portfolio securities, the sub-advisor’s primary objective will be to obtain the most favorable price and execution for a Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.

Each sub-advisor is specifically authorized to pay a broker who provides research services to the sub-advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker would have charged for effecting such transaction, in recognition of such additional research services rendered by the broker or dealer, but only if the sub-advisor determines in good faith that the excess commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of the particular transaction or the sub-advisor’s overall responsibilities with respect to discretionary accounts that it manages, and that the Fund derives or will derive a reasonably significant benefit from such research services.

Research services include securities and economic analyses, reports on issuers’ financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities.  Although this information is useful to the Funds and the sub-advisors, it is not possible to place a dollar value on it.  Research services furnished by brokers through whom a Fund effects securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used by the sub-advisor in connection with a Fund.

The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions.  However, the Funds may effect securities transactions that are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis.  A Fund will not effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders.  Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers.  Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms.  Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.  The Funds may direct transactions to certain brokers in order to reduce brokerage commissions through a commission recapture program offered by Frank Russell Securities, Inc.

In certain instances there may be securities that are suitable for a Fund as well as for one or more of the respective sub-advisor’s other clients.  Investment decisions for a Fund and for the sub-advisor’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients.  Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security.  Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client.  When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each.  It is recognized that in some cases this system

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could have a detrimental effect on the price or volume of the security as far as a Fund is concerned.  However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

For the fiscal year ended July 31, 2011, 2010 and 2009, the Funds paid the following in aggregate brokerage commissions on portfolio transactions.*

Fund	Total Brokerage Commissions Paid July 31, 2011	Total Brokerage Commissions Paid July 31, 2010	Total Brokerage Commissions Paid July 31, 2009
Touchstone Micro Cap Value Fund	$282,039	$189,283	$179,363
Touchstone Small Company Value Fund	503,375	318,622	335,973
Touchstone International Value Fund	930,042	—	813,651
Touchstone Strategic Income Fund	91,465	35,827	44,234
* The brokerage commissions were paid by the Predecessor Funds.

During the fiscal year ended July 31, 2011, the amount of brokerage transactions and related commissions for the Funds* directed to brokers due to research services provided were as follows:

Fund	Commissions Paid on Transactions Directed to Firms Providing Research July 31, 2011	Amount of Transactions Directed to Firms Providing Research July 31, 2011
Touchstone Micro Cap Value Fund	$281,727	$58,206,339
Touchstone Small Company Value Fund	502,825	138,892,929
Touchstone International Value Fund	930,042	652,783,318
Touchstone Strategic Income Fund	91,465	51,770,274
*  Reflects amounts for the Predecessor Funds.

The total amount of securities of regular Broker/Dealers held by each Fund* for the fiscal year ended July 31, 2011 were as follows:

Broker/Dealer	Fund	Shares	Principal($)	Market Value($)
Barclays Capital, Inc.	Touchstone International Value Fund	65,476		240,000
Bear Stearns Securities Corp	Touchstone Strategic Income Fund	-	357,000	369,000
Citigroup Global Markets, Inc.	Touchstone Strategic Income Fund	94,225	1,443,000	3,989,000
Deutsche Bank Securities	Touchstone Strategic Income Fund	36,000	1,000,000	1,922,000
Goldman Sachs & Co.	Touchstone Strategic Income Fund	67,500	101,000	1,480,000
JPMorgan Chase & Co.	Touchstone Strategic Income Fund	32,300	1,700,000	2,642,000
Merrill Lynch, Pierce, Fenner, & Smith	Touchstone Strategic Income Fund	24,800	701,000	1,305,000
Morgan Stanley Group, Inc.	Touchstone Strategic Income Fund	33,100	1,000,000	1,810,000
State Street Bank	Touchstone International Value Fund	13,237,888	-	13,238,000
*  Reflects amounts held by the Predecessor Fund.

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CODE OF ETHICS

The Trust, the Advisor, the sub-advisors and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits Fund personnel to invest in securities for their own accounts and may permit personnel to invest in securities that may be purchased by a Fund.  The Code of Ethics adopted by each of the Trust, the Advisor, the sub-advisors and the Distributor is on public file with, and is available from, the SEC.

PORTFOLIO TURNOVER

A Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.  High turnover may result in a Fund recognizing greater amounts of income and capital gains, which would increase the amount of commissions.  A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period.  The rate of portfolio turnover will depend upon market and other conditions, and will not be a limiting factor when the sub-advisor believes that portfolio changes are appropriate.  A Fund may engage in active trading to achieve its investment goals and, as a result, may have substantial portfolio turnover.

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During the fiscal years ended July 31, 2011 and 2010, the portfolio turnover rate* for each Fund was as follows:

	Fiscal Year Ended July 31
Fund	2011	2010
Touchstone Micro Cap Value Fund	59%	56%
Touchstone Small Company Value Fund	93%	65%
Touchstone International Value Fund	131%	137%
Touchstone Strategic Income Fund	42%	31%
* The portfolio turnover rates reflected were the Predecessor Funds’ portfolio turnover rates.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Touchstone Funds have adopted policies and procedures for disclosing the Funds’ portfolio holdings to any person requesting this information. These policies and procedures are monitored by the Board of Trustees through periodic reporting by the Funds’ Chief Compliance Officer. The Chief Compliance Officer will report any material violations immediately to the Board of Trustees and will report any immaterial violations to the Board at the next quarterly meeting. No compensation will be received by a Fund, the Advisor, any sub-advisor, or any other party in connection with the disclosure of information about portfolio securities.

The procedures prohibit the disclosure of portfolio holdings except under the following conditions:

1)	A request made by a sub-advisor for a Fund (or that portion of a Fund) that it manages.

2)	A request by executive officers of the Advisor for routine oversight and management purposes.

3)
For use in preparing and distributing routine shareholder reports, including disclosure to the Funds’ independent registered public accounting firm, typesetter and printer. Routine shareholder reports are filed as of the end of each calendar quarter with the SEC within 60 days after the quarter end and routine shareholder reports are distributed to shareholders within 60 days after the applicable six-month semi-annual period. The Funds provide their full holdings to their independent registered public accounting firm annually, as of the end of their fiscal year, within one to ten business days after fiscal year end. The Funds provide their full holdings to their typesetter at least 30 days after the end of the calendar quarter. The Funds provide their full holdings to their printer at least 45 days after the applicable six-month semi-annual period.

4)	A request by service providers to fulfill their contractual duties relating to the Fund, subject to approval by the Chief Compliance Officer.

5)
A request by a newly hired sub-advisor or sub-advisor candidate prior to the commencement of its duties to facilitate its transition as a new sub-advisor, subject to the conditions set forth in Item 8.

6)	A request by a potential merger candidate for the purpose of conducting due diligence, subject to the conditions set forth in Item 8.

7)	A request by a rating or ranking agency, subject to the conditions set forth in Item 8.

Other portfolio holdings disclosure policies of the Funds include:

●	The Funds provide their top ten holdings on their publicly available website and to market data agencies monthly, as of the end of a calendar month, at least seven business days after month end.

●
The Funds provide their full holdings on their publicly available website, and to market data agencies, their typesetter and printer, quarterly, as of the end of a calendar quarter, at least fifteen days after quarter end.

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 You may access the public website at www.TouchstoneInvestments.com.

8)
The Chief Compliance Officer may authorize disclosing non-public portfolio holdings to third parties more frequently or at different periods than as described above prior to when such information is made public, provided that certain conditions are met.  The third-party must (i) specifically request in writing the more current non-public portfolio holdings, providing a reasonable basis for the request; (ii) execute an agreement to keep such information confidential, to only use the information for the authorized purpose, and not to use the information for their personal benefit; (iii) agree not to trade on such information, either directly or indirectly; and (iv) unless specifically approved by the Chief Compliance Officer in writing for good reason, the non-public portfolio holdings are subject to a ten day time delay before dissemination.  Any non-public portfolio holdings that are disclosed will not include any material information about a Fund’s trading strategies or pending portfolio transactions.

As of March 31, 2012, one or more Touchstone Funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

CMS Bondedge	Morningstar, Inc.

Employees of the Advisor and the Funds’ sub-advisors that are access persons under the Funds’ Code of Ethics have access to Fund holdings on a regular basis, but are subject to confidentiality requirements and trading prohibitions in the Code of Ethics. In addition, custodians of the Funds’ assets and the Funds’ accounting services agent, each of whose agreements contains a confidentiality provision (which includes a duty not to trade on non-public information), have access to the current Fund holdings on a daily basis.

The Chief Compliance Officer is authorized to determine whether disclosure of a Fund’s portfolio securities is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. Any conflict between the interests of shareholders and the interests of the Advisor, the Distributor, or any affiliates, will be reported to the Board, which will make a determination that is in the best interests of shareholders.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE

The share price or net asset value (“NAV”) and the public offering price (NAV plus applicable sales load) of shares of the Funds are normally determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m. eastern time), each day the Trust is open for business.  The Trust is open for business every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  The Trust may also be open for business on other days when there is sufficient trading in a Fund’s portfolio securities that its NAV might be materially affected.  If a Fund holds foreign securities, they may be primarily listed on foreign exchanges or traded in foreign markets that are open on days (such as Saturdays and U.S. holidays) when the New York Stock Exchange is not open for business.  As a result the NAV of a Fund holding foreign securities may be significantly affected by trading on days when the Trust is not open for business.  For a description of the methods used to determine the share price and public offering price, see “Pricing of Fund Shares” in the prospectuses.

Securities held by a Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees.  Any debt securities held by a Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.  If a Fund holds foreign securities, it may invest in foreign securities traded on markets that close prior to the time the Fund determines its NAV.  The Funds may use fair value pricing if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.  The Funds may also use fair value pricing if the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.  The Funds may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading.  The use of fair value pricing has the effect of valuing a security based upon

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the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price.  With respect to any portion of a Fund’s assets that is invested in other mutual funds, that portion of the Fund’s NAV is calculated based on the NAV of that mutual fund.  The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

CHOOSING A SHARE CLASS

Each Fund offers Class A, Class C, Class Y and Institutional shares.  Institutional shares are not offered in this SAI.

The Funds participate in fund “supermarket” arrangements.  In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket.  In connection with these supermarket arrangements, each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders.  In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf.  As such, a Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.  The customer order will be priced at the Fund’s NAV next computed after acceptance by an authorized broker or the broker’s authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares.  Also in connection with fund supermarket arrangements, the performance of a participating Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available and compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  The Trust’s annual report contains additional performance information and will be made available to investors upon request and without charge.

CLASS A SHARES.  Class A shares are sold at NAV plus an initial sales charge as shown in the table below.  In some cases the initial sales charge for purchases of Class A shares may be waived or reduced, as described in the prospectuses.

Sales Charge for Equity Funds
Amount of Investment	Percentage of Offering Price Deducted for Sales Charge	Which Equals this Percentage of Your Net Investment	Dealer Reallowance as Percentage of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.95%	3.04%	2.25%
$500,000 but less than $1,000,000	2.25%	2.30%	1.75%
$1,000,000 or more	None	None	None

For initial purchases of Class A shares of $1 million or more and subsequent purchases further increasing the size of the account, participating unaffiliated dealers may receive compensation of up to 1.00% of such purchases from the Distributor according to the following schedule:

Amount of Investment	Dealer Fee
$1 million but less than $3 million	1.00%
$3 million but less than $5 million	0.75%
$5 million but less than $25 million	0.50%
$25 million or more	0.25%

The Distributor does not have an annual reset for these fees.  In determining a dealer’s eligibility for such commission, purchases of Class A shares of the Funds may be aggregated with concurrent purchases of Class A shares of other Touchstone Funds.  If a commission was paid to a participating unaffiliated dealer and the Class A shares are redeemed within a year of their purchase, a contingent deferred sales charge (“CDSC”) of up to 1.00% will be charged on the redemption.  Dealers should contact the Distributor for more information on the calculation of the dealer’s commission in the case of combined purchases.

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An exchange from other Touchstone Funds will not qualify for payment of the dealer’s commission unless the exchange is from a Touchstone Fund with assets as to which a dealer’s commission or similar payment has not been previously paid.  No commission will be paid if the purchase represents the reinvestment of a redemption from a Fund made during the previous twelve months.  Redemptions of Class A shares may result in the imposition of a CDSC if the dealer’s commission described in this paragraph was paid in connection with the purchase of such shares.  See “CDSC for Certain Redemptions of Class A shares” below.

CLASS C SHARES. Class C shares are sold at NAV, without an initial sales charge and are subject to a CDSC of 1.00% on redemptions of Class C shares made within one year of their purchase.  The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed.  A CDSC will not be imposed upon redemptions of Class C shares held for at least one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets allocable to Class C shares.  The Distributor intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.

CLASS Y SHARES. Class Y shares are sold at NAV, without an initial sales charge and are not subject to a 12b-1 fee or CDSC.  Class Y shares are offered through certain broker-dealers or financial institutions that have distribution agreements with the Distributor.  These agreements are generally limited to discretionary managed, asset allocation, or wrap products offered by broker-dealers and financial institutions and may be subject to fees by the participating broker-dealer or financial institution.

Class A and Class C shareholders who are eligible to invest in Class Y shares are eligible to exchange their Class A shares and/or Class C shares for Class Y shares of the same fund, if offered in their state and such an exchange can be accommodated by their financial institution.  Class A, Class C, and Class Y shareholders who are eligible to invest in Institutional shares are eligible to exchange their Class A, Class C, and/or Class Y shares for Institutional shares of the same fund, if offered in their state, they meet the initial investment minimum for Institutional shares, and such an exchange can be accommodated by their financial institution. Class Y shares may be available through financial institutions that have appropriate selling agreements with Touchstone, or through “processing organizations” (e.g., mutual fund supermarkets) that purchase shares for their customers.  No front end sales charges will apply to any such exchange, however, if the C share assets have been held less than 12 months and a 1% commission was paid to the broker at the time of purchase, a 1% CDSC will be assessed on the exchange transaction, which may be processed as a liquidation and a purchase. For federal income tax purposes, exchanges of one share class for a different share class of the same fund (even if processed as a liquidation and a purchase) should not result in the realization by the investor of a capital gain or loss.  There can be no assurance of any particular tax treatment, however, and you are urged and advised to consult with your own tax advisor before entering into a share class exchange.

Additional Information on the CDSC

The CDSC is waived under the following circumstances:

●
Any partial or complete redemption following death or disability (as defined in the IRC) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named.  The Distributor may require documentation prior to waiver of the charge, including death certificates, physicians’ certificates, etc.

●
Redemptions from a systematic withdrawal plan.  If the systematic withdrawal plan is based on a fixed dollar amount or number of shares, systematic withdrawal redemptions are limited to no more than 10% of your account value or number of shares per year, as of the date the transfer agent receives your request.  If the systematic withdrawal plan is based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your annual account value at the time of withdrawal.

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●
Redemptions from retirement plans qualified under Section 401 of the IRC.  The CDSC will be waived for benefit payments made by Touchstone directly to plan participants.  Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under Section 401(a)(9) of the IRC), in-service distributions, hardships, loans and qualified domestic relations orders.  The CDSC waiver will not apply in the event of termination of the plan or transfer of the plan to another financial institution.

●	Redemptions that are mandatory withdrawals from a traditional IRA account after age 70½.

General.  All sales charges imposed on redemptions are paid to the Distributor.  In determining whether the CDSC is payable, it is assumed that shares not subject to the CDSC are the first redeemed followed by other shares held for the longest period of time. The CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

CDSC for Certain Redemptions of Class A Shares.  A CDSC is imposed upon certain redemptions of Class A shares of the Funds (or shares into which such Class A shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer’s commission described above was paid by the Distributor and the shares are redeemed within one year from the date of purchase.  The CDSC will be paid to the Distributor and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed, or (2) the NAV of such Class A shares at the time of redemption.  If a purchase of Class A shares is subject to the CDSC, you will be notified on the confirmation you receive for your purchase.  Redemptions of such Class A shares of the Funds held for at least one year will not be subject to the CDSC.

Examples.  The following example will illustrate the operation of the CDSC.  Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions.  If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the charge because of dividend reinvestment.  With respect to the remaining 400 shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share.  Therefore, $4,000 of the $5,400 redemption proceeds will pay the charge.  At the rate of 1.00%, the CDSC would be $40 for redemptions of Class C shares.   In determining whether an amount is available for redemption without incurring a deferred sales charge, the purchase payments made for all shares in your account are aggregated.

OTHER PURCHASE AND REDEMPTION INFORMATION

Waiver of Minimum Investment Requirements.  The minimum and subsequent investment requirements for purchases in the Funds may not apply to:

1.     Any director, officer or other employee (and their immediate family members, as defined below) of Western & Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.

2.     Any employee benefit plan that is provided administrative services by a third-party administrator that has entered into a special service arrangement with the Distributor.

The minimum investment waivers are not available for Institutional shares of the Funds.

Waiver of Class A Sales Charges.  In addition to the categories of purchasers described in the prospectus from whom the sales charge on purchases of Class A shares of the Funds may be waived, Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

1. purchases into a Fund by any director, officer, employee (and their immediate family members, as defined below), or current separate account client of or referral by a Sub-Advisor to that particular Fund;

2. purchases by any director, officer or other employee (and their immediate family members, as defined below) of

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Western & Southern Financial Group or any of its affiliates; and

3. purchases by any employees of BNY Mellon, who provide services for Touchstone Investments.

Exemptions must be qualified in advance by the Distributor.  At the option of the Trust, the front-end sales charge may be included on purchases by such persons in the future.

Immediate family members are defined as the spouse, parents, siblings, domestic partner, natural or adopted children, mother-in-law, father-in-law, brother-in-law, and sister-in-law of a director, officer or employee.  The term “employee” is deemed to include current and retired employees.

Waiver of Large Cap Growth Fund Class A Sales Charge for Former Navellier Shareholders. Effective October 6, 2003, sales charges do not apply to Class A shares of the Large Cap Growth Fund purchased by former shareholders of the Navellier Performance Large Cap Growth Portfolio who are purchasing additional shares for their account or opening new accounts in the Large Cap Growth Fund.

Waiver of Class A Sales Charge for former Constellation Shareholders.  Shareholders who owned shares of the Touchstone Fund Group Trust as of November 17, 2006 who are purchasing additional shares for their accounts or opening new accounts in any Touchstone Fund are not subject to the frond-end sales charge for purchases of Class A Shares. If you are purchasing shares through a financial intermediary, you must notify the intermediary at the time of purchase that a purchase qualifies for a sales load waiver and you may be required to provide copies of account statements verifying your qualification.

Purchases made through your financial institution may not be able to accommodate the additional load waivers outlined above, and in that circumstance the shareholder may need to open an account with the Fund directly in order to receive these waivers.

Purchases in Kind.  Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to shares of common stock, provided the acquisition of such securities is consistent with the Fund’s investment objectives and is otherwise acceptable to the Advisor.  Before purchasing shares by tendering payment in kind, an investor is urged to consult with his, her or its tax advisor regarding the tax consequences of the transaction.

Redemption in Kind.  Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund’s shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value.  Should payment be made in securities, the redeeming shareholder will generally incur costs upon converting such securities to cash including brokerage costs and federal income tax on the amount by which the fair market value of the securities converted into cash exceeds the basis of the Fund shares redeemed.  Portfolio securities that are issued in an in-kind redemption will be readily marketable.  The Trust has filed an irrevocable election with the SEC under Rule 18f-1 of the 1940 Act wherein the Funds are committed to pay redemptions in cash, rather than in kind, to any shareholder of record of a Fund who redeems during any ninety day period, the lesser of $250,000 or 1% of a Fund’s NAV at the beginning of such period.

Uncashed Distribution Checks.  If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as “undeliverable” or (2) is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share net asset value determined as of the date of payment.  In addition, any undeliverable checks or checks that are not cashed for six months will be cancelled and then reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Fund Shares Purchased by Check.  We may delay paying your redemption proceeds for shares you recently purchased by check until your check clears, which may take up to 15 days.  If you need your money sooner, you should purchase shares by bank wire.

Low Account Balances (Only applicable for shares held through Touchstone directly). If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone

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may sell your shares and send the proceeds to you.  Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

DIVIDENDS

Dividends, if any, are declared and paid annually by the following Funds: Touchstone Micro Cap Value Fund and Touchstone International Value Fund. Dividends, if any, are declared monthly and paid monthly by Touchstone Strategic Income Fund.  Dividends, if any, are declared and paid quarterly by the Touchstone Small Company Value Fund.  Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by a Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.

A Fund’s dividends and other distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Fund.  A dividend or distribution paid by a Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend distribution.  A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income taxes.

A statement will be sent to you within 60 days after the end of each year detailing the tax status of your distributions.  Please see “Taxes” below for more information on the federal income tax consequences of dividends and other distributions made by a Fund.

TAXES

The following discussion summarizes certain U.S. federal income tax considerations affecting each Fund and its shareholders.  This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds.  Therefore, this summary should not be considered to be individual tax advice and may not be relied upon by any shareholder.  The summary is based upon current provisions of the IRC, applicable U.S. Treasury Regulations promulgated thereunder (the “Regulations”), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive, and may affect the conclusions expressed herein.  The summary applies only to beneficial owners of a Fund’s shares in whose hands such shares are capital assets within the meaning of Section 1221 of the IRC, and may not apply to certain types of beneficial owners of a Fund’s shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding a Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding a Fund’s shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the alternative minimum tax.  Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.

No Fund has requested nor will any Fund request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below.  The IRS could adopt positions contrary to those discussed below and such positions could be sustained.  In addition, the following discussion applicable to shareholders of a Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund.  Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of the ownership, purchase and disposition of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

GENERAL. For federal tax purposes, each Fund is treated as a separate corporation.  Each Fund intends to elect, and intends to qualify for, taxation as a RIC under the IRC.  By qualifying as a RIC, a Fund (but not the

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shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.

Shareholders should be aware that investments made by a Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by it without the concurrent receipt of cash.  Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below.  Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by its governing documents and other regulatory restrictions, through borrowing the amounts required.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY.  Qualification as a RIC under the IRC requires, among other things, that each Fund: (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from certain qualified publicly traded partnerships (together with (i), the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more “qualified publicly traded partnerships” (together with (i) the “Diversification Requirement”); and (c) distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than “net capital gain” as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividends paid); and (ii) 90% of its tax-exempt interest, if any, net of certain expenses allocable thereto (“net exempt interest”).

The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Requirement only if such gains are directly related to the principal business of a Fund in investing in stock or securities or options and futures with respect to stock or securities.  To date, such regulations have not been issued.

As a RIC, a Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the IRC’s timing and other requirements at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest).  Each Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss).  If a Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained.  If a Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities.  For federal income tax purposes, the tax basis of the shares owned by a shareholder of a Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by such Fund on that amount of capital gain.

The qualifying income and asset requirements that must be met under the IRC in order for a Fund to qualify as a RIC, as described above, may limit the extent to which it will be able to engage in derivative transactions.  Rules governing the federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of two IRS revenue rulings issued in 2006.  Revenue Ruling 2006-1 held that income

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from a derivative contract with respect to a commodity index is not qualifying income for a RIC.  Subsequently, the IRS issued Revenue Ruling 2006-31 in which it stated that the holding in Revenue Ruling 2006-1 “was not intended to preclude a conclusion that the income from certain instruments (such as certain structured notes) that create a commodity exposure for the holder is qualifying income.”  Accordingly, each Fund’s ability to invest in commodity related derivative transactions and other derivative transactions may be limited by the Qualifying Income Requirement. Each Fund will account for any investments in commodity derivative transactions in a manner it deems to be appropriate; the IRS, however, might not accept such treatment.  If the IRS did not accept such treatment, the status of such Fund as a RIC might be jeopardized.

In general, for purposes of the Qualifying Income Requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC.  However, all of the net income of a RIC derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in clause (i) of the Qualifying Income Requirement described above) will be treated as qualifying income.  In general, such entities will be treated as partnerships for federal income tax purposes if they meet the passive income requirement under Section 7704(c)(2) of the IRC.  In addition, although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the Diversification Requirement described above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements.  Additionally, relief is provided for certain de minimis failures to satisfy the Diversification Requirements where the Fund corrects the failure within a specified period of time.  If the applicable relief provisions are not available or cannot be met, such Fund will fail to qualify as a RIC and will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporation shareholders.

EXCISE TAX.  If a Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98.2% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year, and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, such Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) on the undistributed amounts.  A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year.  Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.  Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax.  A Fund may in certain circumstances be required to liquidate its investments in order to make sufficient distributions to avoid the Excise Tax liability at a time when its Adviser might not otherwise have chosen to do so.  Liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.  However, no assurances can be given that a Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, a Fund may choose to pay the Excise Tax as opposed to making an additional distribution.

CAPITAL LOSS CARRYFORWARDS.  For losses arising from tax years beginning before December 22, 2010 a Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during

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the eight years following the year of the loss and such Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried.  For capital losses realized with respect to tax years of a Fund beginning after December 22, 2010, such Fund may carry capital losses forward indefinitely.  For capital losses realized in taxable years beginning after December 22, 2010, the excess of a Fund’s net short-term capital losses over its net long-term capital gain is treated as short-term capital losses arising on the first day of the Fund’s next taxable year and the excess of a Fund’s net long-term capital losses over its net short-term capital gain is treated as long-term capital losses arising on the first day of the Fund’s net taxable year. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders.  A Fund cannot carry back or carry forward any net operating losses.

ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. A Fund may acquire debt securities that are treated as having original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond).  Generally, a Fund will be required to include the OID in income over the term of the debt security, even though it will not receive cash payments for such OID until a later time, usually when the debt security matures.  A Fund may make one or more of the elections applicable to debt securities having OID which could affect the character and timing of recognition of income.  Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation.  A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.

A debt security acquired in the secondary market by a Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount.  Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received.  Absent an election by a Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding such securities receives no interest payments in cash on such securities during the year.

Each Fund generally will be required to make distributions to shareholders representing the income accruing on the securities, described above, that is currently includable in income, even though cash representing such income may not have been received by such Fund.  Cash to pay these distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by such Fund’s governing documents, through borrowing the amounts required to be distributed.  In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions.  Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income (“UBTI”).

OPTIONS, FUTURES AND FORWARD CONTRACTS.  The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection with such transactions.

Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses.  Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by a Fund (“Section 1256 contracts”), other than contracts on which it has made a “mixed-straddle election”, will be required to be “marked-to-market” for federal income tax purposes, that is, treated as having been sold at their market value on the last day of such Fund’s taxable year.  These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash.  Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below.  Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require a Fund to

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defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.

The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of a Fund’s distributions to its shareholders.  For example, the Section 1256 rules described above may operate to increase the amount a Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it.  A Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute.  Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

When a covered call or put option written (sold) by a Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option.  When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option.  When a covered call option written by a Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

STRADDLES.  Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which a Fund may invest.  Offsetting positions held by a Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.”  Straddles are defined to include offsetting positions in actively traded personal property.  In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above.  If a Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.”  A Fund may make one or more elections with respect to mixed straddles.  Depending on which election is made, if any, the results with respect to a Fund may differ.  Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions.  Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain.  In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules.  As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income.  Further, a Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle.  Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

In circumstances where a Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the IRC’s constructive ownership rules.  The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract.  Any gain in excess of this amount is treated as ordinary income.  An interest charge is imposed on the amount of gain that is treated as ordinary income.

SWAPS AND DERIVATIVES.  As a result of entering into swap or derivative agreements, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap or derivative is terminated prior to maturity through an assignment of the swap, derivative or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap or derivative will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap or

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derivative for more than one year). With respect to certain types of swaps or derivatives, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or derivatives or may elect under certain circumstances to mark such swaps or derivatives to market annually for tax purposes as ordinary income or loss.

Rules governing the tax aspects of swap or derivative agreements are not entirely clear in certain respects, in particular whether income generated is Qualifying Income.  Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment.  If the IRS did not accept such treatment, the status of the Fund as a RIC might be adversely affected.  The Funds intend to monitor developments in this area.  Certain requirements that must be met under the IRC in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in swap agreements and certain derivatives.

CONSTRUCTIVE SALES.  Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions.  If a Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale.  The character of gain from a constructive sale will depend upon a Fund’s holding period in the appreciated financial position.  Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the IRC.

In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property by a Fund will be deemed a constructive sale.  The foregoing will not apply, however, to a Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and such Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is such Fund’s risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

WASH SALES.  A Fund may in certain circumstances be impacted by special rules relating to “wash sales.”  In general, the wash sale rules prevent the recognition of a loss by a Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.

SHORT SALES.  A Fund may make short sales of securities.  Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to its shareholders.  Short sales also may be subject to the “Constructive Sales” rules, discussed above.

TAX CREDIT BONDS.  If a Fund holds (directly or indirectly) one or more “tax credit bonds” (defined below) on one or more specified dates during a Fund’s taxable year, and it satisfies the minimum distribution requirement, it may elect for U.S. federal income tax purposes to pass through to shareholders tax credits otherwise allowable to it for that year with respect to such tax credit bonds. A tax credit bond is defined in the IRC as a “qualified tax credit bond” (which includes a qualified forestry conservation bond, a new clean renewable energy bond, a qualified energy conservation bond, or a qualified zone academy bond, each of which must meet certain requirements specified in the IRC), a “build America bond” (which includes certain qualified bonds issued before January 1, 2011) or certain other bonds specified in the IRC. If a Fund were to make an election, a shareholder of such Fund would be required to include in gross income an amount equal to such shareholder’s proportionate share of the interest income attributable to such credits and would be entitled to claim as a tax credit an amount equal to a proportionate share of such credits. Certain limitations may apply on the extent to which the credit may be claimed.

PASSIVE FOREIGN INVESTMENT COMPANIES.  A Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (a “PFIC”) or become a PFIC under the IRC.  A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital

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gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income.  If a Fund acquires any equity interest in a PFIC, such Fund could be subject to federal income tax and interest charges on “excess distributions” received with respect to such PFIC stock or on any gain from the sale of such PFIC stock (collectively “PFIC income”), plus interest thereon even if such Fund distributes the PFIC income as a taxable dividend to its shareholders.  The balance of the PFIC income will be included in such Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.  A Fund’s distributions of PFIC income will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC.  Payment of this tax would therefore reduce a Fund’s economic return from its investment in PFIC shares.  To the extent a Fund invests in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” (“QEF”), then instead of the tax and interest obligation described above on excess distributions, such Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain.  As a result of a QEF election, a Fund would likely have to distribute to its shareholders an amount equal to the QEF’s annual ordinary earnings and net capital gain to satisfy the IRC’s minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the QEF did not distribute those earnings and gain to such Fund.  In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.

A Fund may elect to “mark-to-market” its stock in any PFIC.  “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over such Fund’s adjusted basis therein as of the end of that year.  Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in income for prior taxable years under the election.  A Fund’s adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.  In either case, a Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.

FOREIGN CURRENCY TRANSACTIONS.  Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the IRC, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of such Fund’s income.  In some cases elections may be available that would alter this treatment, but such elections could be detrimental to a Fund by creating current recognition of income without the concurrent recognition of cash.  If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed a Fund’s investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by it or its shareholders in future years.  The foreign currency income or loss will also increase or decrease a Fund’s investment company income distributable to its shareholders.

FOREIGN TAXATION.  Income received by a Fund from sources within foreign countries may be subject to foreign withholding and other taxes.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes.  If more than 50% of a Fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, such Fund may file an election (the “pass-through election”) with the IRS pursuant to which shareholders of the Fund would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them.  Each Fund will furnish its shareholders with a written statement providing the amount of foreign taxes paid by the Fund that will “pass-through” for the year, if any.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income.  For this purpose, if the pass-through election is made, the source of a Fund’s income will flow through to shareholders.  The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income.  Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund.  Various

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limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.

REITs. A Fund may invest in REITs.  Investments in REIT equity securities may require a Fund to accrue and distribute taxable income without the concurrent receipt of cash.  To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold.  A Fund’s investments in REIT equity securities may at other times result in its receipt of cash in excess of the REIT’s earnings; if such Fund distributes these amounts, these distributions could constitute a return of capital to its shareholders for federal income tax purposes.  Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

A Fund may invest in REITs that hold residual interests in REMICs or taxable mortgage pools (TMPs), or such REITs may themselves constitute TMPs.  Under an IRS notice, and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the IRC as an “excess inclusion”) will be subject to federal income tax in all events.  This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as the Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly.  As a result, the Fund may not be a suitable investment for certain tax exempt-shareholders, including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan and other tax-exempt entities.  See “Tax-Exempt Shareholders.”

DISTRIBUTIONS.  Distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return.  Distributions in excess of a Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain.

For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.  Distributions designated by a Fund as “capital gain dividends” (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of such Fund.  Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.

Noncorporate shareholders of a Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of “qualified dividend income” received by such noncorporate shareholders in taxable years beginning before January 1, 2013.  A Fund’s distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met.  A corporate shareholder of a Fund may be eligible for the dividends received deduction on such Fund’s distributions attributable to dividends received by such Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction.  For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.

Under current law, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.

Each Fund will furnish a statement to shareholders providing the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.

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Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans.  Shareholders are urged and advised to consult their own tax advisors for more information.

PURCHASES OF FUND SHARES.  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered.  Any dividend or distribution declared shortly after a purchase of shares of a Fund prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund’s taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed is effectively a return of capital.

SALES, EXCHANGES OR REDEMPTIONS.  Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss.  Such capital gain or loss will be long-term or short-term depending upon the shareholder’s holding period for the shares.  The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less.  If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or another Fund, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase.  Any loss realized on a disposition will be disallowed under the “wash sale” rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares.  Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.

The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of a Fund’s shares.

BACKUP WITHHOLDING.  Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of such Fund if (i) the shareholder fails to furnish such Fund with the correct taxpayer identification number (“TIN”) certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to backup withholding, or (iii) the IRS or a broker has notified such Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income.  If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

STATE AND LOCAL TAXES.  State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit.

Shareholders are urged and advised to consult their own tax advisors as to the state and local tax rules affecting investments in the Funds.

NON-U.S. SHAREHOLDERS.  Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty).  Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax

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withholding and exemptions attributable to foreign persons will not apply and such distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.

Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund, capital gains dividends, and, with respect to taxable years beginning before January 1, 2012, short-term capital gains dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (“USRPIs”), as described below.

For taxable years beginning before January 1, 2012, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by a Fund as interest-related dividends.  Interest-related dividends are generally attributable to a RIC’s net interest income earned on certain debt obligations and paid to non-U.S. shareholders.  To qualify as an interest-related dividend a Fund must furnish a statement to shareholders in which it designates a distribution as such.

Distributions of a Fund when at least 50% of its assets are USRPIs, as defined in the IRC and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of USRPIs (including gains on the sale or exchange of shares in certain “U.S. real property holding corporations”) generally will cause a non-U.S. shareholder to treat such gain as income effectively connected to a trade or business within the United States, subject to tax at the graduated rates applicable to U.S. shareholders.  Such distributions may be subject to U.S. withholding tax and may require the non-U.S. shareholder to file a U.S. federal income tax return.

Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Funds.  The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder’s country of residence or incorporation.  In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing a Fund with a properly completed Form W-8BEN).  All non-U.S. shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.

Recently enacted rules require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons.  The IRS has issued proposed guidance with respect to these new rules; their scope remains subject to material change.  Pursuant to that guidance, a 30% withholding tax will be imposed on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, a foreign financial institution will need to enter into agreements with the IRS regarding providing the IRS information including the name, address and taxpayer identification number of direct and indirect U.S. account holders, to comply with due diligence procedures with respect to the identification of U.S. accounts, to report to the IRS certain information with respect to U.S. accounts maintained, to agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and to determine certain other information as to their account holders. Other foreign entities will need to provide the name, address, and TIN of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

FOREIGN BANK AND FINANCIAL ACCOUNTS AND FOREIGN FINANCIAL ASSETS REPORTING REQUIREMENTS.  A shareholder that owns directly or indirectly more than 50% by vote or value of a Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.

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Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns.  It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in a Fund’s “specified foreign financial assets” (if any) under these new rules.

Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements.  Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.

TAX-EXEMPT SHAREHOLDERS.  A tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund as a result of such Fund’s investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).

It is possible that a tax-exempt shareholder of a Fund will also recognize UBTI if such Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs.  Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs.

Tax-exempt shareholders are urged and advised to consult their own tax advisors as to the tax consequences of an investment in a Fund.

TAX SHELTER REPORTING REGULATIONS.  Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders are urged and advised to consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

PRINCIPAL SECURITY HOLDERS

Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to “control” the Fund. As a result, those persons or organizations could have the ability to take action with respect to a Fund without the consent or approval of other shareholders.

As of [____], no persons or entities owned, of record or beneficially, more than 5% of the outstanding equity securities of the Funds.

As of [____], the name, address and percentage ownership of each entity that owned of record or beneficially 5% or more of the outstanding shares of any class of a Predecessor Fund were as follows:

[to be inserted]

As of [____], the Trustees and officers of the Trust as a group owned of record or beneficially less than 1% of the outstanding shares of the Trust and of each Predecessor Fund (or class thereof).

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CUSTODIAN

Brown Brothers Harriman & Co. (“BBH”), 40 Water Street, Boston, MA 02109, serves as the Trust’s custodian.  BBH acts as the Trust’s depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1100 Walnut, Suite 1300, Kansas City, Missouri 64106, served as the independent registered public accounting firm for the Predecessor Funds. PricewaterhouseCoopers LLP audited the Predecessor Funds’ annual financial statements.  The Funds’ management anticipates proposing that the Audit Committee and Board of Trustees of Touchstone Strategic Trust select PricewaterhouseCoopers LLP to audit the financial statements for the Funds for their upcoming fiscal year.

LEGAL COUNSEL

Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.

TRANSFER AND SUB-ADMINISTRATIVE AGENT

Transfer Agent.  The Trust’s transfer agent, BNY Mellon, is located at 4400 Computer Drive, Westborough, MA 01581.  BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Funds’ shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.  For providing transfer agent and shareholder services to the Trust, BNY Mellon receives a monthly per account fee from each Fund, plus out of-pocket expenses.

The Funds may also pay a fee to certain servicing organizations (such as broker-dealers and financial institutions) that provide sub-transfer agency services.  These services include maintaining shareholder records, processing shareholder transactions and distributing communications to shareholders.

Sub-Administrative Agent.  The Advisor has sub-contracted certain accounting and administrative services to BNY Mellon.  The sub-administrative services sub-contracted to BNY Mellon include accounting and pricing services, SEC and state security filings, providing executive and administrative services and providing reports for meetings of the Board of Trustees.  The Advisor pays BNY Mellon a sub-administrative fee out of its administration fee.

FINANCIAL STATEMENTS

Upon consummation of the Reorganizations, each Fund will adopt the financial statements of its corresponding Predecessor Fund, which are incorporated herein by reference.  The Fifth Third Annual Report and Fifth Third Semi-Annual Report may be obtained free of charge by calling Fifth Third Funds at 800-282-5706, or by writing to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043. You may also obtain the annual or semi-annual reports, as well as other information about the Predecessor Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov.

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EXHIBIT A

DESCRIPTION OF SECURITIES RATINGS

Moody’s Investors Service, Inc. (“Moody’s”), Standard &Poor’s® (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are private services that provide ratings of the credit quality of debt obligations.  A description of the ratings assigned by Moody’s, S&P® and Fitch are provided below.  These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate.  It should be emphasized, however, that ratings are general and are not absolute standards of quality.  An adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking.  However, subsequent to purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund.  In that event, an adviser will consider whether it is in the best interest of a fund to continue to hold the securities.

Moody’s credit ratings are current opinions of the relative future credit risk of entities, credit commitments, or debt or debt-like securities.  Moody’s defines credit risk as the risk that an entity may not meet its contractual, financial obligations as they come due and any estimated financial loss in the event of default.  Credit ratings do not address any other risk, including but not limited to: liquidity risk, market value risk, or price volatility.  Credit ratings are not statements of current or historical fact.  Credit ratings do not constitute investment or financial advice, and credit ratings are not recommendations to purchase, sell, or hold particular securities.  Credit ratings do not comment on the suitability of an investment for any particular investor.  Moody’s issues its credit ratings with the expectation and understanding that each investor will make its own study and evaluation of each security that is under consideration for purchase, holding, or sale.

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Fitch credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving their money owed to them in accordance with the terms on which they invested.  Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Short-Term Credit Ratings

Moody’s

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

S&P

S&P’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

The following summarizes the rating categories used by S&P for short-term issues:

“A-1” - Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” - Obligations exhibit adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” - Obligations are regarded as having significant speculative characteristics.  Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B-1” - Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-2” - Obligations are regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-3” - Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“C” - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” - Obligations are in payment default.  The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Fitch

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” –   High short-term default risk.  This designation indicates that default is a real possibility.

“RD” –  Restricted default.  This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.

“D” – Default.  This designation indicates a broad-based default event for an entity, or the default of all short-term obligations.

Specific limitations relevant to the Short-Term Ratings scale include:

●	The ratings do not predict a specific percentage of default likelihood over any given time period.

●	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

●	The ratings do not opine on the liquidity of the issuer’s securities or stock.

●	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

●	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative vulnerability to default of the rated issuer or obligation.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.

Long-Term Credit Ratings

Moody’s

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” - Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” - Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” - Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” - Obligations rated “Baa” are subject to moderate credit risk.  They are considered medium grade and as such may possess certain speculative characteristics.

“Ba” - Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” - Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” - Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” - Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” - Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

●	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

●	Nature of and provisions of the obligation;

●
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

The following summarizes the ratings used by S&P for long-term issues:

“AAA” - An obligation rated “AAA” has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” - An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” - A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

“D” - An obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.  An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-) - The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Fitch

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.

The following summarizes long-term IDR categories used by Fitch:

“AAA” – Highest credit quality.  “AAA” ratings denote the lowest expectation of default risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Very high credit quality.  “AA” ratings denote expectations of very low default risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” – High credit quality.  “A” ratings denote expectations of low default risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Good credit quality.  “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Speculative.  “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

“B” – Highly speculative.  “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

“CCC” – Substantial credit risk.  “CCC” ratings indicate that default is a real possibility.

“CC” – Very high levels of credit risk.  “CC” ratings indicate default of some kind appears probable.

“C” – Exceptionally high levels of credit risk.  “C” ratings indicate default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

“RD” - Restricted default. “RD” ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.
the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

“D” – Default.  “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note:  The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term IDR category, or to Long-Term IDR categories below “B.”

Specific limitations relevant to the issuer credit rating scale include:

●	The ratings do not predict a specific percentage of default likelihood over any given time period.

●	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.
●	The ratings do not opine on the liquidity of the issuer’s securities or stock.
●	The ratings do not opine on the possible loss severity on an obligation should an issuer default.
●	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.
●	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive.

Municipal Note Ratings

Moody’s

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels - “MIG 1” through “MIG 3”.  In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade.  MIG ratings expire at the maturity of the obligation.

The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG 1” - This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG 2” - This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG 3” - This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” - This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG 1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG 1” - This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG 2” - This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG 3” - This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” - This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

●	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest.  Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Fitch

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

EXHIBIT B

PROXY VOTING POLICIES

DePrince, Race & Zollo, Inc.

Proxy Voting

I. Introduction

Rule 206(4)-6 (the “Rule”) under the Investment Advisers Act of 1940 (“Advisers Act”) requires every investment adviser to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients.  The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request.  Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

DePrince, Race & Zollo, Inc. (“DRZ”) votes proxies for a majority of its clients, and therefore has adopted and implemented this Proxy Voting Policy and Procedures.  In accordance with a pre-determined policy that is disclosed in the clients’ agreements, proxies are typically voted by an independent third party, the Proxy Administrator.  DePrince, Race & Zollo, Inc. has retained RiskMetrics Group as its third-party Proxy Administrator.  Any questions about this document should be directed to our CCO or ACO.

II. Regulatory Background

(A)The Need to Implement a Proxy Voting Policy and Procedures

The SEC has determined that the rule applies to all registered investment advisers that exercise proxy voting authority over client securities.  The SEC has also indicated that advisers with implicit as well as explicit voting authority must comply with the rule.  In particular, the rule applies when the advisory contract is silent but the adviser’s voting authority is implied by an overall delegation of discretionary authority.

(B)Voting Client Proxies

 The SEC has interpreted the duty of care to require an adviser with voting authority to monitor shareholder meeting dates and to vote client proxies.  However, the scope of an adviser’s responsibilities with respect to voting proxies would ordinarily be determined by the adviser’s contracts with its clients, the disclosures it has made to its clients, and the investment policies and objectives of its clients.  The rule does not necessitate an adviser to become a “shareholder activist,” but more practically, allows an adviser to determine whether the costs and expected benefits to clients warrant such activism.

Additionally, the failure to vote every proxy should not necessarily be construed as a violation of an adviser’s fiduciary obligations.  The SEC has noted times when refraining from voting a proxy may be in the client’s best interest, such as when the analysis noted above yields results that indicate the cost of voting the proxy exceeds the expected benefit to the client.  Nevertheless, an adviser must be aware that it may not ignore or be negligent in fulfilling the obligation it has assumed to vote client proxies.

(C)Implementing Policies and Procedures to Resolve Conflicts of Interest

A challenging aspect to Rule 206(4)-6 has been an adviser’s identification of material conflicts of interest that may influence the manner in which it votes proxies.  Although the SEC has not listed all conflicts of interest that an adviser may encounter when voting clients’ proxies, it has provided guidance with respect to ways in which the policies and procedures may mitigate any existing conflicts of interest.  An adviser could also suggest that the client engage another party to determine how the proxies should be voted, which would relieve the adviser of the responsibility to vote the proxies.

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(D)Disclosure Requirements

●	An investment adviser must disclose to clients how they can obtain information on how client proxies were voted.

●
A concise summation of the proxy voting process, rather than a reiteration of the adviser’s proxy voting policy and procedures must also be disclosed and that upon client request, the adviser will provide a copy of the policies and procedures.

(E)Recordkeeping Requirements

Amended Rule 204-2 under the Advisers Act requires investments advisers to retain the following documents:

-	Proxy Voting Policies and Procedures;
-	Proxy Statements Received Regarding Client Securities;
-	Records of Votes Cast on Behalf of Clients;
-	Records of Client Requests for Proxy Voting Information; and
-	Any Documents Prepared by the Adviser that were Material to Making a Decision how to Vote, or that Memorialized the Basis for the Decision.

III. Risks

In developing this policy and procedures, DRZ considered numerous risks associated with its voting of client proxies.  This analysis includes risks such as:

●	DRZ does not maintain a written proxy voting policy as required by Rule 206(4)-6.

●	Proxies are not voted in clients’ best interests.

●	Proxies are not identified and voted in a timely manner.

●	Conflicts between DRZ’s interests and the client are not identified; therefore, proxies are not voted appropriately.

●	Proxy voting records and client requests to review proxy votes are not maintained.

DRZ has established the following guidelines as an attempt to mitigate these risks.

IV.  Policy

It is the policy of DRZ to vote client proxies in the interest of maximizing shareholder value.  To that end, DRZ will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the security to increase the most or decline the least.  Consideration will be given to both the short and long term implications of the proposal to be voted on when considering the optimal vote.

Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will supersede this policy.  Clients may wish to have their proxies voted by an independent third party or other named fiduciary or agent.

V. Procedures for Identification and Voting of Proxies

These proxy voting procedures are designed to enable DRZ to resolve material conflicts of interest with clients before voting their proxies in the interest of shareholder value.

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1.
DRZ shall maintain a list of all clients for which it votes proxies.  The list will be maintained electronically and updated by the Compliance department who will obtain proxy voting information from client agreements.

All new signed contracts or new account instructions must be sent to the Proxy Administrator no later than ten (10) days from the date a new account starts trading.  Alternatively, DRZ’s Operations Department, as part of the account opening procedure, will inform the Proxy Administrator that DRZ will vote proxies for the new client.

2.
DRZ shall work with the client to ensure that the Proxy Administrator is the designated party to receive proxy voting materials from companies or intermediaries.  To that end, new account forms of broker-dealers/custodians will state that the Proxy Administrator should receive this documentation.   The designation may also be made by telephoning contacts and/or client service representatives at broker-dealers/custodians.

These intermediaries will be informed to direct all proxy materials to our designated Proxy Administrator.

3.
The Proxy Administrator shall receive all proxy voting materials and will be responsible for ensuring that proxies are voted and submitted in a timely manner.  The Compliance Department of DRZ shall receive and review current proxy information from the Proxy Administrator on a routine basis to ensure that all proxies are being received and voted.

4.	The Proxy Administrator will review the list of clients and compare the record date of the proxies with a security holdings list for the security or company soliciting the proxy vote.

For any client who has provided specific voting instructions, the Proxy Administrator shall vote that client’s proxy in accordance with the client’s written instructions.

Proxies for client’s who have selected a third party to vote, and whose proxies were received by DRZ, shall be forwarded back to the client for voting and submission.

Proxies received after the termination date of a client relationship will not be voted.  Such proxies should be delivered to the last known address of the former client or to the intermediary who distributed the proxy with a written or oral statement indicating that the advisory relationship has been terminated and that the proxies should be forwarded to the last known address of the former client.  The statement should further indicate that future proxies for the named former client should not be delivered to DRZ or to the Proxy Administrator, but directly to the former client.

5.	The Proxy Administrator will provide to the appropriate investment officers (portfolio managers) the proxy solicitations and materials for review if not covered by DRZ’s guidelines.

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6.
DRZ shall compare the cost of voting the proxy to the benefit to the client.  In the event that the costs of voting appear to outweigh the benefits, DRZ shall document such rationale and maintain the documentation in the permanent file (for example, voting a foreign security may require additional costs that overshadow the benefits) in accordance with the Recordkeeping policy.  The Proxy Administrator will then be notified accordingly.

7.
The Proxy Administrator and/or the CCO or ACO will reasonably try to assess any material conflicts between DRZ’s interests and those of its clients with respect to proxy voting by considering the situations identified in the Conflicts of Interest section of this document.

8.
So long as there is no material conflicts of interest identified, the Proxy Administrator will vote proxies according to the guidelines set forth above.  DRZ may also elect to abstain from voting if it deems such abstinence in its clients’ best interests.  The rationale for the occurrence of voting that deviates from the guidelines will be documented and the documentation will be maintained in the permanent file in accordance with the Recordkeeping policy.

9.	If the Proxy Administrator, the CCO or the ACO (the “Compliance Officer”) detects a conflict of interest, the following process will be followed:

a.	The Proxy Administrator, if the identifying party of the conflict will, as soon as reasonably practicable, contact the Compliance Officer of DRZ.

b.
The Compliance Officer and a member of the DRZ Proxy Voting Committee (the “Committee”) will determine the appropriate method of resolution considering the nature of the conflict of interest, the proxy voting deadline, the number of clients involved and other material information related to the matter.

c.
The Compliance Officer and appropriate investment personnel will either (i) with the assistance of the appropriate investment personnel, contact the client(s) directly for discussion of the matter and determine if the clients desire to vote the proxy directly or provide its vote to DRZ to vote on their behalf, or (ii) will convene the Committee.

d.
If the Compliance Officer elects to contact the clients directly and the clients desire to vote the proxy or provide DRZ with their vote, the Compliance Officer and the Proxy Administrator will provide the clients with the proxy and related information to enable the clients to make an informed decision.

e.
Alternatively, if the Compliance Officer concludes the matter should go before the Committee, he will immediately convene the Committee.  Members of the Committee include the persons listed on Attachment A, none of which directly reports to another member of the Committee.  The Compliance Officer will serve as chairperson.

f.	The Compliance Officer, at inception of the Committee meeting, will appoint a Secretary, whose role it will be to keep careful and detailed minutes.

g.
The Compliance Officer will identify for the Committee the issuer and proposal to be considered.  The Compliance Officer will also identify the conflict of interest that has been detected.  The Compliance Officer will also identify the vote that he believes is in the interest of shareholder value and the reasons why.

h.
The members of the Committee will then consider the proposal by reviewing the proxy voting materials and any additional documentation a member(s) feels necessary in determining the appropriate vote.  Members of the Committee may wish to consider the following questions:

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●	Whether adoption of the proposal would have a positive or negative impact on the issuer’s short term or long-term value.

●	Whether the issuer has already responded in some appropriate manner to the request embodied in a proposal.

●	Whether the proposal itself is well framed and reasonable.

●	Whether implementation of the proposal would achieve the objectives sought in the proposal.

●	Whether the issues presented would best be handled through government or issuer-specific action.

i.
Upon the provision of a reasonable amount of time to consider the proposal, each member of the Committee will in turn announce to the Committee his decision on whether DRZ will vote for or against the proposal.  Members of the Committee are prohibited from abstaining from the Committee vote and are prohibited from recommending that DRZ refrain from voting on the proposal, although “abstain” votes are permitted.   The Secretary will record each member’s vote and the rationale for his decision.

f.	After each member of the Committee has announced his vote, the Secretary will tally the votes. The tally will result in one of the following two outcomes:

■
If all members of the committee have voted in the same direction on the proposal, all of DRZ’s proxies for that proposal will be voted in such direction.  The Secretary will document the unanimous vote and all minutes will be maintained in the permanent file in accordance with the Recordkeeping policy.

■
If a unanimous decision cannot be reached by the Committee, DRZ will, at its expense, engage the services of an outside proxy voting service or consultant who will provide an independent recommendation on the direction in which DRZ should vote on the proposal.  The proxy voting service’s or consultant’s determination will be binding on DRZ.

10.	The Proxy Administrator shall be informed of the results and shall collect and submit the proxy votes in a timely manner.

11.	All proxy votes will be recorded on the attached DRZ Proxy Voting Record or in another suitable place. In either case, the following information will be maintained:

1.	The name of the issuer of the portfolio security;

2.	The exchange ticker symbol of the portfolio security;

3.	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

4.	The shareholder meeting date;

5.	The number of shares DRZ is voting on firm-wide;

6.	A brief identification of the matter voted on;

7.	Whether the matter was proposed by the issuer or by a security holder;

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8.	Whether or not DRZ cast its vote on the matter;

9.	How DRZ cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);

10.	Whether DRZ cast its vote with or against management; and

11.	Whether any client requested an alternative vote of its proxy.

In the event that DRZ votes the same proxy in two directions, it shall maintain documentation to support its voting (this may occur if a client requires DRZ to vote a certain way on an issue, while DRZ deems it beneficial to vote in the opposite direction for its other clients) in the permanent file in accordance with the Recordkeeping policy.

VI. Conflicts of Interest

The following is a non-exhaustive list of potential conflicts.  DRZ continually monitors these potential conflicts to determine if they exist:

■
Conflict: DRZ retains an institutional client, or is in the process of retaining an institutional client that is affiliated with an issuer that is held in DRZ’s client portfolios.  For example, DRZ may be retained to manage XYZ’s pension fund.  XYZ is a public company and DRZ client accounts hold shares of XYZ.  This type of relationship may influence DRZ to vote with management on proxies to gain favor with management.  Such favor may influence XYZ’s decision to continue its advisory relationship with DRZ.

■
Conflict: DRZ retains a client, or is in the process of retaining a client that is an officer or director of an issuer that is held in DRZ’s client portfolios.  The similar conflicts of interest exist in this relationship as discussed above.

■
Conflict: DRZ’s employees maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers.  For example, the spouse of a DRZ employee may be a high-level executive of an issuer that is held in DRZ’s client portfolios.  The spouse could attempt to influence DRZ to vote in favor of management.

■
Conflict:  DRZ or an employee(s) personally owns a significant number of an issuer’s securities that are also held in DRZ’s client portfolios.  For any number of reasons, an employee(s) may seek to vote proxies in a different direction for his/her personal holdings than would otherwise be warranted by the proxy voting policy.  The employee(s) could oppose voting the proxies according to the policy and successfully influence the Proxy Administrator to vote proxies in contradiction to the policy.

■
Conflict:  DRZ or its affiliates has a financial interest in the outcome of a vote, such as when DRZ receives distribution fees (i.e., Rule 12b-1 fees) from mutual funds that are maintained in client accounts and the proxy relates to an increase in 12b-1 fees.

Resolution:  Upon the detection of a material conflict of interest, the procedure described under Item 9 of the Procedures for Identification and Voting of Proxies section above will be followed.

We realize that due to the difficulty of predicting and identifying all material conflicts, DRZ must rely on its employees to notify the Compliance Officer of any material conflict that may impair DRZ’s ability to vote proxies in an objective manner.

In addition, the Compliance Officer will report any attempts by others within DRZ to influence the voting of client proxies in a manner that is inconsistent with the proxy voting policy.  The Compliance Officer should report the attempt to DRZ’s Board of Directors or outside counsel.

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VII. Reconciliation

Because DRZ manages institutional clients, large investment positions may be held at a number of different custodians at any given time making it unfeasible for DRZ to reconcile client proxies each time a vote occurs.  Therefore, DRZ shall follow these procedures for reconciling proxies:

●
On a case-by-case basis, DRZ shall make the determination of whether it deems a proxy to be material.  Among other things, DRZ may take the following factors into consideration when making this determination: the nature of the vote and the number of shares held in client accounts versus the total shares outstanding.

●	If deemed to be material, DRZ will check to see if the proxy is for a security for which it files a Form 13G.
●	If the proxy is deemed to be material and is for a security for which it files a Form 13G, DRZ shall then take steps to reconcile the number of proxies to the number of shares held in client accounts.

The Compliance Officer shall maintain documentation of this reconciliation process.  In the event that the proxies are unable to reconcile to the number of shares, the Compliance Officer shall document the reason (i.e. client opted to participate in a securities lending program and therefore does not get to vote proxies for any securities out on loan) and resolution taken, if any.

VIII. Recordkeeping

DRZ must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at its principal place of business.  The Compliance Officer will be responsible for the following procedures and for ensuring that the required documentation is retained.

Client request to review proxy votes:

■
Any request, whether written (including e-mail) or oral, received by any employee of DRZ, must be promptly reported to the Compliance Officer.  All written requests must be retained in the permanent file in accordance with the Recordkeeping policy.

■
The Compliance Officer will record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third party, not a proxy voting client, other dispositions, etc.).

■
DRZ will make every effort to fulfill each individual client request for Proxy Voting information in the client’s prescribed format.  In the event that DRZ cannot, and in order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to clients, the Compliance Officer may distribute to any client requesting proxy voting information the COMPLETE proxy voting record of DRZ for the period requested.

Should the COMPLETE proxy voting record by distributed to a client(s), it will contain the following legend:  “This report contains the full proxy voting record of DRZ.  If securities of a particular issuer were held in your account on the date of the shareholder meeting indicated, your proxy was voted in the direction indicated (absent your expressed written direction otherwise).”

■
Furnish the information requested, free of charge, to the client within a reasonable time period (within 10 business days).  Maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request.  The written response should be attached and maintained with the client’s written request, if applicable and maintained in the permanent file in accordance with the Recordkeeping policy.

■	Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

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Proxy Voting Policy and Procedures:

■	This Proxy Voting Policy and Procedures

■	“Concise” Proxy Policy and Procedure separate disclosure document offered to clients annually.

Proxy statements received regarding client securities:

■	Upon receipt of a proxy, copy or print a sample of the proxy statement or card and maintain the copy in a central file along with a sample of the proxy solicitation instructions.

Note: DRZ is permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies.

Proxy voting records:

■	DRZ Proxy Voting Record.

■	Documents prepared or created by DRZ that were material to making a decision how to vote, or that memorialized the basis for the decision. This includes Committee Minutes.

■
Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc, that were material in the basis for the decision.

IX. Disclosure

■	DRZ will ensure that Item 1D of Form ADV, Part II is updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) regulatory requirements.

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X. Proxy Solicitation

As a matter of practice, it is DRZ’s policy to not reveal or disclose to any client how DRZ may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting.  DRZ will never disclose such information to unrelated third parties.

The CCO is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of clients.  At no time may any employee accept any remuneration in the solicitation of proxies.  The CCO shall handle all responses to such solicitations.

XI. Class Actions

If “Class Action” documents are received by DRZ on behalf of its Funds, DRZ will ensure that the Funds either participate in, or opt out of, any class action settlements received.  DRZ will determine if it is in the best interest of the Funds to recover monies from a class action.  The Portfolio Manager covering the company will determine the action to be taken when receiving class action notices.  In the event DRZ opts out of a class action settlement, DRZ will maintain documentation of any cost/benefit analysis to support its decision.

If “Class Action” documents are received by DRZ for a private client, i.e. separate managed account, DRZ will gather any requisite information it has and forward to the client, to enable the client to file the “Class Action” at the client’s discretion.  The decision of whether to participate in the recovery or opt-out may be a legal one that DRZ is not qualified to make for the client.  Therefore DRZ will not file “Class Actions” on behalf of any client.
“Class Action” documents received after the termination date of a client relationship will be delivered to the last known address of the client or to the intermediary who distributed the documents with a written or oral statement indicating that the advisory relationship has been terminated and that the documents should be forwarded to the last known address of the client.  The statement will further indicate that future documents for the named client should not be delivered to DRZ, but directly to the client.

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ATTACHMENT A

DEPRINCE, RACE & ZOLLO, INC.
LIST OF PROXY VOTING COMMITTEE MEMBERS

The following is a list, as of July 1, 2003, of the members of DRZ’s proxy voting committee:

Member 1	John D. Race

Member 2	Gregory M. DePrince

Member 3	Victor A. Zollo, Jr.

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Barrow Hanley Mewhinney & Strauss, LLC

Proxy Voting

For clients who so elect, BHMS has the responsibility to vote proxies for portfolio securities consistent with the best economic interests of the beneficial owners.  BHMS maintains written policies and procedures as to the handling, research, voting, and reporting of proxy voting and makes appropriate disclosures about the Firm’s proxy policies and procedures to clients.  BHMS provides information to clients about how their proxies were voted and retains records related to proxy voting.

To assist in the proxy voting process, BHMS retains the services of Glass Lewis & Co.  Glass Lewis provides research on corporate governance, financial statements, business, legal and accounting risk and supplies proxy voting recommendations.  Glass Lewis also provides proxy execution, record keeping, and reporting services.

Proxy Oversight Committee

❖
BHMS’ Proxy Oversight Committee reviews and evaluates the data and recommendations provided by the proxy service along with its own internal research on each company to ensure that all votes are consistent with the Firm’s policies and are in the best interest of the beneficial owners.  Every proxy vote must be approved by BHMS before submitting to the proxy service provider.

❖
The Proxy Oversight Committee includes two portfolio managers, five research analysts, one client service specialist and one proxy coordinator.  Research analysts participate based on industry coverage.

Conflicts of Interest

❖	All proxies are voted uniformly in accordance with the Firm’s policies, including proxies of companies that are also clients, thereby eliminating any potential conflicts of interest.

Policies and Procedures

The Director of Equity Operations, who serves as proxy coordinator, is responsible for implementing and monitoring BHMS’ proxy voting policy, procedures, disclosures and recordkeeping, including outlining our voting guidelines in our procedures.  The Proxy Oversight Committee conducts regular reviews to monitor and ensure that the Firm’s policy is observed, implemented properly, and amended or updated, as appropriate.

❖	BHMS sends a daily electronic transfer of all stock positions to the proxy service provider.

❖	The proxy service provider identifies all accounts eligible to vote for each security and posts the proposals and research on its secure, proprietary online system.

❖	Any new or controversial issues are presented to the Proxy Oversight Committee for evaluation.

❖	Domestic Equity Accounts
The proxy coordinator reviews each proposal and evaluates the proxy service provider’s recommendations.  If further research is required, the proxy coordinator will direct the proxy service provider’s research to the analyst following the security.  Generally, proposals are voted in accordance with the proxy service provider’s recommendations unless BHMS overrides a specific issue.  The proxy coordinator approves all voting decisions through the proxy service provider’s secure, proprietary, online system.
Small Cap Equity Accounts
The small cap portfolio management team reviews every small cap proxy proposal and decides how each will be voted on a case-by-case basis. The proxy coordinator approves all voting decisions to the proxy service provider through its secure, proprietary, online system.
International Value and Diversified Small Cap Value Accounts
All proxies are voted uniformly in accordance with the proxy service provider’s recommendations.

B-11

❖	The proxy service provider verifies that every vote is received, voted, and recorded.

❖	BHMS sends a proxy report to each client, at least annually (or as requested by client), listing the number of shares voted and disclosing how each proxy was voted.

❖	All voting records are retained on the network, which is backed up daily. The proxy service provider retains records for seven years.

❖	BHMS’ guidelines addressing specific issues are available upon request by calling 214-665-1900 or by e-mailing: clientservices@barrowhanley.com.

❖
BHMS will identify any conflicts that exist between the interests of the Firm and the client by reviewing the relationship of the Firm with the issuer of each security to determine whether the Firm or any of its employees have any financial, business, or personal relationship with the issuer.

❖
If a material conflict of interest exists, the proxy coordinator will determine whether it is appropriate to disclose the conflict with the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means, such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

❖	BHMS will maintain a record of the voting resolution of any conflict of interest.

❖	The proxy coordinator retains the following proxy records in accordance with the SEC’s five-year retention requirement:

♦	These policies and procedures and any amendments;

♦	A record of each vote cast; and

♦	Any document BHMS created that was material to making a decision on how to vote proxies, or that memorializes that decision.

The director of equity operations, who serves as proxy coordinator, is responsible for implementing and monitoring BHMS’ proxy voting policy, procedures, disclosures and recordkeeping, including outlining the Firm’s voting guidelines in its procedures.

Revised December 31, 2011

B-12

FIFTH THIRD ASSET MANAGEMENT

Proxy Voting Policy and Procedures

Policy

FTAM shall vote proxies of the Funds in accordance with the policies/guidelines of an independent service provider (currently, Institutional Shareholder Services (“ISS”)), unless (1) FTAM determines that it is not in the best interest of the Fund to vote in accordance with ISS’ policies/guidelines or (2) ISS does not provide a recommendation with respect to the particular matter.  In both cases, FTAM will make the decision as to how proxies should be voted, provided, however, that the vote does not present a conflict between interests of the Fund, on the one hand, and those of FTAM, on the other.

Fiduciary Duty

The right to vote a proxy with respect to portfolio securities held in portfolios of the Funds is an asset of the Funds.  FTAM acknowledges that it acts as a fiduciary of the Funds and that it will vote proxies in a manner consistent with the best interest of the Funds and its shareholders.

B-13

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

(a) Article VI of the Registrant’s Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc.

The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (“disabling conduct”). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither “interested persons” of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding “disinterested, non-party Trustees”), or (b) an independent legal counsel in a written opinion.

Section 6.5 Advances of Expenses.

The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Section 6.6 Indemnification Not Exclusive, etc.

The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators, an “interested Covered Person” is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a “disinterested” person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

(b) The Registrant maintains a mutual fund and investment advisory professional and directors and officer’s liability policy. The policy provides coverage to the Registrant, its trustees and officers and includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance that protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

The Advisory Agreement and the Subadvisory Agreements provide that Touchstone Advisors, Inc. (or a Subadvisor) shall not be liable for any act or omission in the course of rendering services, absent willful misfeasance, bad faith or gross negligence or reckless disregard by Touchstone (or a Subadvisor) of its obligations under the Agreement.

ITEM 16. EXHIBITS

(1) CHARTER OF THE REGISTRANT

(a)
Restated Agreement and Declaration of Trust dated May 19, 1993 and Amendment No. 1 dated May 24, 1994, Amendment No. 2 dated February 28, 1997 and Amendment No. 3 dated August 11, 1997, are herein incorporated by reference to Exhibit (b)(1) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 002-80859), filed with the SEC on July 31, 1998.

(b)
Amendment No. 4 to Restated Agreement and Declaration of Trust dated February 12, 1998 and Amendments to Restated Agreement and Declaration of Trust dated March 16, 2000 and April 6, 2000 are herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A (File No. 002-80859), filed with the SEC on August 1, 2000.

(c)
Amendments to Restated Agreement and Declaration of Trust dated September 21, 2000 and March 27, 2001 are herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(d)
Amendment to Restated Agreement and Declaration of Trust dated August 28, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 6, 2002.

(e)
Amendment to Restated Agreement and Declaration of Trust dated November 7, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2003.

(f)
Amendment to Restated Agreement and Declaration of Trust dated April 14, 2004 is herein incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 30, 2004.

(g)
Amendment to Restated Agreement and Declaration of Trust dated January 3, 2006 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 1, 2006.

(h)
Amendment to Restated Agreement and Declaration of Trust dated September 30, 2004 is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(i)
Amendment to Restated Agreement and Declaration of Trust dated February 22, 2006 is herein incorporated by reference to Exhibit (a)(9) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(j)
Amendment to Restated Agreement and Declaration of Trust dated August 15, 2006 is herein incorporated by reference to Exhibit (a)(10) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(k)
Amendment to Restated Agreement and Declaration of Trust dated March 22, 2007 is herein incorporated by reference to Exhibit (a)(11) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(l)
Amendments to Restated Agreement and Declaration of Trust is herein incorporated by reference to Exhibit (1)(l) of Post Effective No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on November 30, 2011.

(m)
Amendment to Restated Agreement and Declaration of Trust is herein incorporated by reference to Exhibit (a)(13) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(2) BY-LAWS OF THE REGISTRANT

(a)
By-Laws and Amendments to By-Laws dated July 17, 1984 and April 5, 1989 are herein incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 31, 1998.

(3) VOTING TRUST AGREEMENT

Not applicable.

(4) AGREEMENT AND PLAN OF REORGANIZATION

(a)	Agreement and Plan of Reorganization with respect to Touchstone Growth Opportunities Fund, Touchstone Large Cap Growth Fund and Touchstone Value Fund is filed herewith.

(b)
Agreement and Plan of Reorganization with respect to Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund is filed herewith.

(c)
Agreement and Plan of Reorganization with respect to Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund is filed herewith.

(5) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

(a)
Instruments Defining Rights of Security Holders are herein incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(6) INVESTMENT ADVISORY CONTRACTS

(a)
Advisory Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(b)
Form of Amended and Restated Schedule I to the Advisory Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit 28(d)(1)(b) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(c)
Amendment to the Advisory Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit 28(d)(1)(c) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(d)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management Company, L.P. with respect to the Mid Cap Growth Fund is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2010.

(e)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Navellier & Associates, Inc. for the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(f)
Amendment to Sub-Advisory Agreement with Navellier & Associates, Inc. is herein incorporated by reference to Exhibit (d)(vi)(b) of Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 2, 2005.

(g)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management Company, L.P. with respect to the Growth Opportunities Fund is herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(h)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File

Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(i)
Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(j)
Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(k)
Form of Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Ibbotson Associates, Inc. with respect to the Touchstone Balanced Allocation Fund, Touchstone Conservative Allocation Fund, Touchstone Growth Allocation Fund and Touchstone Moderate Growth Allocation Fund is herein incorporated by reference to Exhibit 6(k) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(l)
Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Analytic Investors, LLC with respect to the Touchstone Dynamic Equity Fund is herein incorporated by reference to Exhibit 6(l) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(m)
Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Analytic   Investors, LLC with respect to the Touchstone U.S. Long/Short Fund is herein incorporated by reference to Exhibit 6(m) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(n)
Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Barrow, Hanley, Mewhinney & Strauss, LLC with respect to the Touchstone Value Fund is herein incorporated by reference to Exhibit 6(n) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(o)
Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Copper Rock Capital Partners, LLC with respect to the Touchstone International Small Cap Fund is herein incorporated by reference to Exhibit 6(o) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(p)
Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Copper Rock Capital Partners, LLC with respect to the Touchstone Emerging Growth Fund is herein incorporated by reference to Exhibit 6(p) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(q)	Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Thompson, Siegel &

Walmsley LLC with respect to the Touchstone Mid Cap Value Opportunities Fund is herein incorporated by reference to Exhibit 6(q) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(r)
Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Thompson, Siegel & Walmsley LLC with respect to the Touchstone Small Cap Value Opportunities Fund is herein incorporated by reference to Exhibit 6(r) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(s)
Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Fort Washington Investment Advisers, Inc. with respect to the Touchstone Focused Fund is herein incorporated by reference to Exhibit 6(s) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(t)
Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Acadian Asset Management LLC with respect to the Touchstone International Equity Fund is herein incorporated by reference to Exhibit 6(t) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(u)
Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Ashfield Capital Partners, LLC with respect to the Touchstone Capital Growth Fund is herein incorporated by reference to Exhibit 6(u) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(v)
Form of Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fifth Third Asset Management, Inc. with respect to the Touchstone Micro Cap Value Fund and the Touchstone Strategic Income Fund is herein incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(w)
Form of Sub-Advisory Agreement between Touchstone Advisors, Inc. and DePrince, Race & Zollo, Inc. with respect to the Touchstone Small Company Value Fund is herein incorporated by reference to Exhibit (d)(21)  of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(x)
Form of Sub-Advisory Agreement between Touchstone Advisors, Inc. and Barrow, Hanley, Mewhinney & Strauss, LLC with respect to the Touchstone International Value Fund is herein incorporated by reference to Exhibit (d)(22)  of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(7) UNDERWRITING AND DISTRIBUTION CONTRACTS

(a)
Distribution Agreement with Touchstone Securities, Inc. is herein incorporated by reference to Exhibit (e)(i) of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(b)
Form of Underwriter’s Dealer Agreement is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 10, 2004.

(8) BONUS OR PROFIT SHARING PLAN

(a)
Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(9) CUSTODIAN AGREEMENTS

(a)
Custodian Agreement with Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(10) RULE 12B-1 PLAN AND RULE 18F-3 PLAN

(a)
Registrant’s Plans of Distribution pursuant to Rule 12b-1 for Class A Shares and Class C Shares are herein incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2000.

(b)
Registrant’s Plan of Distribution pursuant to Rule 12b-1 for Class B Shares is herein incorporated by reference to Exhibit (m)(ii) of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(c)
Registrant’s Plan of Distribution pursuant to Rule 12b-1 for Class A Shares with respect to the Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone U.S. Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund, Touchstone Focused Fund, Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund is herein incorporated by reference to Exhibit (m)(3)  of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(d)
Registrant’s Plan of Distribution pursuant to Rule 12b-1 for Class C Shares with respect to the Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone U.S. Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund, Touchstone Focused Fund, Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund is herein incorporated by reference to Exhibit (m)(4)  of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(e)
Amended and Restated Rule 18f-3 Plan is herein incorporated by reference to Exhibit (n)  of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(11) AN OPINION AND CONSENT OF COUNSEL (AS TO LEGALITY OF THE SECURITIES BEING REGISTERED)

(a)	Opinion of Pepper Hamilton LLP, as to legality of securities being registered, is filed herewith.

(12) AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

(a)	Forms of Opinions of Pepper Hamilton LLP, as to certain tax consequences, is filed herewith.

(13) OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a)
Recordkeeping Agreement is herein incorporated by reference to Exhibit (h)(vii) of Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2004.

(b)
Amended Administration Agreement with Touchstone Advisors, Inc. dated January 1, 2007 is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(c)
Sub-Administration and Accounting Services Agreement between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(d)
Amendment to the Sub-Administration and Accounting Services Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit 13(d) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(e)
Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(f)
Amendment to the Transfer Agency Agreement and Shareholder Services Agreement dated April 16, 2012 between the Registrant and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit 13(f) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(g)
State Filing Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated December 5, 2011 is herein incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(h)
Amended and Restated Schedule A to the State Filing Services Agreement dated April 16, 2012 between the Registrant and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit 13(h) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14  (File No. 333-177597) filed with the SEC on April 27, 2012.

(i)
Allocation Agreement for Allocation of Fidelity Bond Proceeds is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(j)
Amended Expense Limitation Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (13)(h) of Form N-14 (File Nos. 333-168093 and 811-03651) filed with the SEC on July 14, 2010.

(k)
Amendment to Amended Expense Limitation Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(l)
Expense Limitation Agreement with Touchstone Advisors, Inc. with respect to the Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone U.S. Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund and Touchstone Focused Fund is herein incorporated by reference to Exhibit 13(l) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14  (File No. 333-177597) filed with the SEC on April 27, 2012.

(m)
Form of Expense Limitation Agreement with respect to Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund is herein incorporated by reference to Exhibit (h)(10)  of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(n)	Form of Expense Limitation Agreement with respect to Touchstone Growth Opportunities Fund and Touchstone Large Cap Growth Fund is filed herewith.

(o)
Form of Expense Limitation Agreement with respect to Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Conservative Allocation Fund and Touchstone Value Fund is filed herewith.

(14) CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(a)	Consent of Ernst & Young LLP is filed herewith.

(b)	Consents of PricewaterhouseCoopers LLP is filed herewith.

(15) OMITTED FINANCIAL STATEMENTS

Not Applicable.

(16) POWERS OF ATTORNEY

(a)
Powers of Attorney are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(17) ADDITIONAL EXHIBITS

(a)(i)
Statement of Additional Information (“SAI”) for the Touchstone Growth Opportunities Fund and Touchstone Large Cap Growth Fund  filed with the SEC on July 29, 2011 with Post-Effective Amendment No. 76 (File Nos. 002-80859 and 811-03651) and incorporated herein by reference.

(a)(ii)	Supplement to the SAI dated November 29, 2011 filed with the SEC on November 29, 2011 (File Nos. 002-80859 and 811-03651) and incorporated herein by reference.

(b)
Definitive SAI for the Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund filed with the SEC on April 13, 2012 pursuant to Rule 497 of the Securities Act of 1933, as amended,  and incorporated herein by reference.

(c)	Definitive SAI for the Touchstone Value Fund filed with the SEC on April 13, 2012 pursuant to Rule 497 of the Securities Act of 1933, as amended, and incorporated herein by reference.

(d)
Audited financial statements with respect to the Touchstone Growth Opportunities Fund and Touchstone Large Cap Growth Fund filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSR on June 1, 2012 and incorporated herein by reference.

(e)
Audited financial statements included in the Annual Report to Shareholders of Old Mutual Funds II with respect to the Old Mutual Barrow Hanley Value Fund (Predecessor Fund to the Touchstone Value Fund) filed with the SEC on June 5, 2012 and incorporated herein by reference  (SEC Accession No. 0001137439-12-000148).

(f)
Audited financial statements included in the Annual Report to Shareholders of Old Mutual Funds I with respect to the Old Mutual Asset Allocation Growth Portfolio (Predecessor Fund to the Touchstone Growth Allocation Fund), Old Mutual Asset Allocation Moderate Growth Portfolio (Predecessor Fund to the Touchstone Moderate Growth Allocation Fund), Old Mutual Asset Allocation Balanced Portfolio (Predecessor Fund to the Touchstone Balanced Allocation Fund) and Old Mutual Asset Allocation

Conservative Portfolio (Predecessor Fund to the Touchstone Conservative Allocation Fund) filed with the SEC on September 27, 2011 and incorporated herein by reference (SEC Accession No. 0001292278-11-000020).

(g)
Unaudited financial statements included in the Semi-Annual Report to Shareholders of Old Mutual Funds I with respect to the Old Mutual Asset Allocation Growth Portfolio (Predecessor Fund to the Touchstone Growth Allocation Fund), Old Mutual Asset Allocation Moderate Growth Portfolio (Predecessor Fund to the Touchstone Moderate Growth Allocation Fund), Old Mutual Asset Allocation Balanced Portfolio (Predecessor Fund to the Touchstone Balanced Allocation Fund) and Old Mutual Asset Allocation Conservative Portfolio (Predecessor Fund to the Touchstone Conservative Allocation Fund) filed with the SEC on April 5, 2012 and incorporated herein by reference (SEC Accession No. 0001292278-12-000016).

(h)	Form of Proxy Card is filed herewith.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the closing of the reorganizations contemplated by this Registration Statement on Form N-14.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement on Form N-14 has been signed on behalf of the registrant, in the City of Cincinnati, and State of Ohio on the 15th day of June 2012.

Touchstone Strategic Trust

By:	/s/ Jill T. McGruder
Jill T. McGruder
President

As required by the Securities Act of 1933, as amended, this registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

	*	Trustee	June 15, 2012
Phillip R. Cox

	*	Trustee	June 15, 2012
Donald C. Siekmann

	*	Trustee	June 15, 2012
H. Jerome Lerner

	*	Trustee	June 15, 2012
John P. Zanotti

	*	Trustee	June 15, 2012
Susan J. Hickenlooper

	/s/ Jill T. McGruder	Trustee and President	June 15, 2012
Jill T. McGruder

	/s/ Terrie A. Wiedenheft	Controller, Treasurer and Principal Financial Officer	June 15, 2012
Terrie A. Wiedenheft

*By:	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft
(Attorney-in-Fact Pursuant to Power of Attorney)

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION
(4)(a)	Agreement and Plan of Reorganization with respect to the Touchstone Growth Opportunities Fund, Touchstone Large Cap Growth Fund and Touchstone Value Fund.

(4)(b)
Agreement and Plan of Reorganization with respect to the Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund.

(4)(c)	Agreement and Plan of Reorganization with respect to the Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund.

(11)(a)	Opinion of Pepper Hamilton LLP.

(12)(a)	Forms of Tax Opinions.

(13)(n)	Form of Expense Limitation Agreement with respect to the Touchstone Growth Opportunities Fund and Touchstone Large Cap Growth Fund.

(13)(o)
Form of Expense Limitation Agreement with respect to the Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Conservative Allocation Fund and Touchstone Value Fund.

(14)(a)	Consent of Ernst & Young LLP.

(14)(b)	Consents of PricewaterhouseCoopers LLP.

(17)(h)	Form of Proxy Card.